UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine New York, NY	10017
(Address of principal executive offices)	(Zip code)
Eric Rubin
President and Principal Executive Officer
335 Madison Avenue, Mezzanine New York, NY 10017
(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
30 Rockefeller Plaza
New York, NY 10112-2200

Registrant's telephone number, including area code:	(212) 488-1331

Date of fiscal year end:	10/31/2007

Date of reporting period:	10/31/2007

Item 1. Reports to Stockholders.

     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

October 31, 2007

The American Independence Funds	Annual Report

Stock Fund
Financial Services Fund
International Equity Fund
Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus. American Independence Funds Trust is distributed by Foreside Distribution Services, L.P.

Table of Contents

American Independence Funds
Annual Report—October 31, 2007

President’s Letter to Shareholders	1
Management Fund Commentaries and Fund Performance	2

Stock Fund
Schedule of Portfolio Investments	18

Financial Services Fund
Schedule of Portfolio Investments	19

International Equity Fund
Schedule of Portfolio Investments	20

Short-Term Bond Fund
Schedule of Portfolio Investments	22

Intermediate Bond Fund
Schedule of Portfolio Investments	24

Kansas Tax-Exempt Bond Fund
Schedule of Portfolio Investments	27

Statements of Assets and Liabilities	31
Statements of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	35

Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	42
Trustees and Officers	43
Additional Fund Information	45
Table of Shareholder Expenses	47

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Independence Funds

Dear fellow shareholder:

I am pleased to present you with the Annual Report for The American Independence Funds (the “Funds” or for each fund separately, a “Fund”) for the fiscal year ending October 31, 2007. The year has been an exciting one for the Funds and American Independence Financial Services, LLC (AIFS) as it marks the first full fiscal year that AIFS has managed the Funds. The following pages offer insights into the Funds’ performance, how the equity and fixed income markets affected each Fund, and what we have achieved as we seek to maximize each Fund’s performance. Included are commentaries from each Portfolio Manager on the specific factors that impacted their respective Fund during the reporting period and an outlook for the year to come.

On April 1, 2007, American Independence Financial Counselors, LLC (AIFC) assumed the sub-advisor duties for the Short-Term Bond Fund and the Intermediate Bond Fund. AIFC is a wholly owned subsidiary of AIFS, and Robert Campbell, CFA, has management responsibilities for both Funds. We are delighted that both Funds have improved their respective performance against their peers in their Morningstar categories since the change in managers.

On May 1, 2007, American Independence Capital Management, LLC (AICM) took over as sub-advisor to the Stock Fund. Jeffrey Miller assumed primary management responsibilities for this Fund. During the past seven months, the Stock Fund has consistently been in the top 10% of all Large Cap Value funds, its Morningstar category.

In March 2007, the Financial Services Fund was added to the American Independence Fund family. AICM serves as the sub-advisor to that Fund as well. As I am sure you are aware that in the past several months, the financial services sector has experienced challenges which are unprecedented. Nonetheless, we have been pleased that the Fund has outperformed its benchmark. I strongly encourage you to read the Portfolio Manager’s Commentary on the Financial Services Fund. Jeff Miller’s analysis and review describe the issues and challenges that lie ahead not only for financial services companies, but for the economy in general.

Other significant changes have improved cost and efficiency of service. In October 2007, the Funds engaged Boston Financial Data Services as Transfer Agent and Shareholder Service Agent. I hope that you have found the shareholder representatives to be efficient and courteous, and in January 2008, you will be receiving the first of your enhanced Fund statements.

Everyone at American Independence believes that this has been a very positive year for the American Independence Funds. We value your support and appreciate your faith. We continually strive to make investing in the Funds a rewarding experience. The Funds are well positioned as we enter the next year, and AIFS will continue to seek to provide additional services, improve existing ones, and build upon the existing strong foundation.

Thank you all for your support. Please do not hesitate to contact us with any questions at 866-410-2006. I hope 2008 turns out to be a positive year for the markets and an enjoyable one for you.

Sincerely,

Eric M. Rubin

Past performance does not guarantee future results.

This material is authorized for distribution only when preceded or accompanied by a prospectus. American Independence Financial Services, LLC provides investment advisory and other services to the Funds and receives a fee for those services. The Funds are distributed by Foreside Distribution Services LP. Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this President’s Letter to Shareholders and accompanying commentaries are through the end of the period covered by the report, as stated on the cover. These views are subject to change based on market and other conditions.

The Russell 1000 Value Index and the Russell 2000 Value Index are sub-indices of the Russell 3000 Index which is an unmanaged index of common stocks for companies that make-up the 3,000 largest U.S. companies based on total market capitalization. The common stocks for the largest 1000 of these companies constitute the Russell 1000 Index and those for the remaining 2000 companies make-up the Russell 2000 Index. The Russell 1000 Value Index and the Russell 2000 Value Index are compiled from the common stocks of companies identified by the Russell Investment Group as offering lower price-to-book ratios and lower forecasted growth values in those two respective groupings. The Standard & Poor 500 Stock Index (“S&P 500”) is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Standard & Poor 500 Equal-Weight Financials Index (“S&P 500 EWFI”) is an equally-weighted index of common stocks for financial companies that make-up the S&P 500. The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data are calculated in U.S. Dollars and in local currency. The indices are unmanaged and do not reflect the expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, however they can invest in the underlying securities.

The London Interbank Offered Rate (LIBOR) is the interest rate at which banks can borrow funds, in marketable size, from other banks in the London inter-bank market. The LIBOR is the world’s most widely used benchmark for short-term interest rates and is fixed on a daily basis by the British Bankers’ Association.

American Independence Funds

Stock Fund Commentary
Jeffrey Miller

The most recent year was certainly an interesting one. Many financial markets experienced severe shocks and declines, with some essentially shutting down. The ripple effects from these events were felt around the world, prompting a number of central banks to take emergency action to forestall financial market problems from becoming broad economic problems. However, their actions may literally have been too little too late.

The American Independence Stock Fund Institutional Shares (the “Fund”) performed well during this period of turmoil. During the Fiscal Year ending October 31, 2007, the Fund was up 17.31%, versus a total return of 10.86% for the Russell 1000 Value Index (with dividends reinvested into the index). This is a positive difference of 6.45%. Our disciplined approach to value investing and emphasis on risk management paid off for our investors in a turbulent market.

American Independence Capital Management, LLC (AICM) became the manager of the Fund on May 1, 2007, taking over management from Barrow Hanley. In this letter, we first describe our approach to value investing, and then discuss some of the major events impacting financial markets in the past year, particularly the issues in credit markets.

AICM’s approach to value investing focuses on stock picking, not making sector bets. We are usually looking for some basic characteristics in our core investments. First, the business must be easily understandable. This sounds simple, but there are some companies with excellent reported returns for which, after reviewing the business and financial statements, we just can’t figure out how they make money. Often, these companies will make what appear to be great returns, only to hit a rough patch and lose all the prior years’ “earnings”. We do not find these companies attractive. Similarly, we do not like companies that depend on forces beyond their control to make money. If the company cannot control them, how can we be expected to make a reasonable determination about the true earnings power of the company? An example would be many of the oil-related companies. Their profitability often hinges on the price of oil, something over which they have zero control. We want to be able to clearly understand how and why a company makes its money, and what influences its ability to sustain those earnings, so that we aren’t beholden to forces beyond our (or management’s) control.

Second, the company should generate strong free cash flow returns on invested capital. A company that makes a lot of money but is required to reinvest the bulk of that money back into the business in order to merely sustain current revenues is not an attractive company to us. We view a stock as we would a private company we owned outright. If that company couldn’t over time pay us out in cash what it had “earned”, then, we wouldn’t want to own it. (You can’t live on non-cash earnings for very long.) We view our core stock holdings the same way.

Third, we like free cash flow to be growing; preferably at least 10% or more per year. A company with a high return on capital that is not growing can be an attractive stock at the right price, but that price is pretty low, and the company should be paying out most of that cash flow to shareholders either through dividends or share repurchases. We prefer companies with increasing free cash flows, as these stocks provide value not only via dividends or share buybacks but also through stock price appreciation. Stocks with no earnings growth tend not to go up over time.

Fourth, we like to buy stocks cheaply. Price is extremely important to us. Often a great company makes a terrible stock (although the reverse is rarely true except for short-term trades) because its price is simply too expensive. In these cases, of which there are many, we put a stock on our watch list and try to buy it on weakness. A good company bought at a bad price is a recipe for poor returns. A dividend yield, while preferred, is not a prerequisite for us to buy a stock, but the company should demonstrate that it can reinvest its capital at attractive returns if it is going to keep it. Conversely, a very high dividend yield can be a warning sign that the company’s core business is either unsustainable or shrinking, which will make future stock price appreciation very difficult. That said, if management has no use for the excess capital, we would prefer management pay it to shareholders rather than keeping it to squander on acquisitions.

To recap, we like simple businesses that generate a lot of free cash flow, with management teams that only keep the capital needed to run the business, and whose stocks sell cheaply in the market. These characteristics lead us to pick a wide assortment of companies. However, these companies are often recognizable. We tend to gravitate towards companies with strong brands or defensible niches (Nike, McDonalds, Microsoft, Disney, etc.) as these characteristics allow a company some freedom from competition. An absolute lack of competition is great (Microsoft gets close – try running a business without using one of their products), but a strong brand can often generate excellent profits by creating pricing power. Brand-based pricing power is what allows a company to

American Independence Funds

Stock Fund Commentary – continued

alleviate inflation effects, absorb input price increases, and ward off competition. The owner of a strong brand has a very powerful position in the market (try telling a girl under 10 she isn’t getting an American Girl or 12 Dancing Princesses doll for her birthday and see what happens).

There are some stocks that don’t currently meet the criteria above but have the potential to turnaround their operations. Often their stocks will sell very cheaply in the market as the lack of current earnings makes it difficult for investors to assess the business. These turnaround situations have the potential to make the owners of their shares a lot of money quickly, as once the company returns to profitability the investors who waited for “more clarity” will rush to buy the stock, which we will happily sell to them for a large gain (or so we hope). For example, we recently invested in some of the homebuilding stocks and made some nice gains for shareholders. We analyzed what the maximum write-offs for the companies were likely to be, and then compared the remaining book value to the market value of the stock outstanding. In many cases, even after writing off 50% of their starting land holdings (we used March 2006 as the base); we were paying a substantial discount to book value. We chose those companies with low enough debt levels to survive the current housing recession, that are managed well, and free from regulatory and accounting problems. Our only regret is that we didn’t buy more.

As we head into the 2008 fiscal year, we continue to look at a lot of different companies. We are currently investigating the infrastructure stocks (bridges and roads will need to be replaced over the coming years), some defense stocks (war seems to be a permanent condition), casinos (so does gambling), the homebuilders and homebuilder supply companies, and select retailers (people always shop somewhere). Our focus will continue to be on stock picking, not sector allocation, as we search for the next great stock for the Fund.

American Independence Funds

Stock Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on October 31, 1997. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Annualized
	1 Year	5 Year	10 Year
Stock Fund
Institutional Class	17.31%	17.13%	9.10%
Class A Shares†	9.88%	15.21%	7.96%
Class C Shares††	15.01%	16.27%	8.37%
Russell 1000 Value Index	10.86%	16.29%	7.96%
S&P 500 Index	14.56%	13.87%	7.10%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

†   Reflects maximum sales charge of 5.75%.
†† Reflects Contingent Defered Sales Charge (“CDSC”) of 1% assesed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the Stock Fund (the predecessor fund) on March 2, 2006. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class shares known as Service Class shares. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the Fund includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund, prior to commencement of operations on March 20, 2006, includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses. The performance of the Class C shares of the fund, prior to commencement of operations on September 24, 2007, includes the performance of the Fund’s Class A shares from March 20, 2006 through September 23, 2007 and the performance of the predecessor fund’s Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

The Russell 1000 Value Index is an unmanaged index of common stocks for companies that make-up the Russell 1000 Index and have been identified by the Russell Investment Group as offering lower price-to-book ratios and lower forecasted growth values.

The Standard & Poor’s 500 Stock Index (“S&P 500”) is an unmanaged index of 500 selected common stocks most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two thirds of the total market value of all domestic common stocks.

Effective March 1, 2007, the benchmark index for the Fund changed from the S&P 500 Index to the Russell 1000 Value Index in order to better represent the principal investment strategies used by the investment manager in managing the Fund. The above referenced indices do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

American Independence Funds

Financial Services Fund Commentary
Jeffrey Miller

The most recent year was certainly an interesting one. Many financial markets experienced severe shocks and declines, with some essentially shutting down. The ripple effects from these events were felt around the world, prompting a number of central banks to take emergency action to forestall financial market problems from becoming broad economic problems. However, their actions may literally be too little too late.

The American Independence Financial Services Fund “I” shares (the “Fund”) outperformed its index during this period of turmoil. During the Fiscal Year ending October 31, 2007, the Fund was down 3.20%, versus a total return of negative 6.54% for the S&P 500 Equal-Weight Financials Index (with dividends reinvested into the index). This is a positive difference of 3.34%. Our disciplined approach to value investing and emphasis on risk management paid off for our investors in a turbulent market. While we do not expect this type of out performance to be the norm, we are gratified to be able to provide our investors with these results.

American Independence Capital Management, LLC (AICM) became the sub-advisor to the Fund at its inception on March 1, 2007. In this letter, we will devote substantial time to some of the major events impacting financial markets in the past year; the Quant Funds that blew up in August and the liquidity crisis in credit markets.

AICM’s approach to value investing in the Financial Services Fund is almost identical to our approach to value investing that we discussed in the Stock Fund commentary. However, the Stock Fund is a more diversified fund that invests in many sectors and industries while the Financial Services Fund focuses primarily on Financial Services’ securities and is “Non-diversified”.

We like simple businesses that generate a lot of free cash flow, with management teams that only keep the capital needed to run the business, and whose stocks sell cheaply in the market. These characteristics lead us to pick a wide assortment of companies within the financial sector.

There are some stocks that don’t currently meet our value investing criteria but have the potential to turnaround their operations. Often these stocks will sell very cheaply in the market as the lack of current earnings makes it difficult for investors to assess the business. These turnaround situations have the potential to make the owners of their shares a lot of money quickly, as once the company returns to profitability the investors who waited for “more clarity” will rush to buy the stock, which we will happily sell to them for a large gain (or so we hope). For example, we recently invested in some banks with large construction loan portfolios and made some nice gains for shareholders. We analyzed what the maximum write-offs for the companies were likely to be, and then compared the remaining book value to the market value of the stock outstanding. Even after writing off 50% of their land loans, we were paying a substantial discount to book value. We chose those companies with enough equity and loan loss reserves to survive the current housing recession. Our only regret is that we didn’t buy more.

As we head into the 2008 fiscal year, we continue to investigate many different companies. We are currently interested in some regional banks, property and casualty insurance companies, boutique investment banks, and asset managers.

Two events occurred during the past year that we think are worth discussing. One was the Quantitative (“Quant”) funds blowing up in August; the other was the liquidity crisis in credit markets. Also, the subprime credit problems we recognized as significant 2 years ago finally emerged from the shadows to cause havoc worldwide. As a result, we are going to spend more space than normal reviewing these events, their root cause, and what our outlook for the markets is going forward.

In August, what are known as “global macro funds” or “quant funds” (which are basically funds that invest in a multitude of asset classes, such as bonds, stocks, currencies, etc) experienced sharp losses. Since these funds are often levered 8 to 10 times, losses in one asset class can trigger the need to sell what they can, not what they want, as one asset class may suddenly become illiquid (see the ABS discussion that follows). These funds often invest in quantitative strategies that are similar to one another and involve shorting a basket of expensive stocks (as judged by price to earnings or price to book ratios) and buying a basket of cheap stocks, without using any judgment as to whether such companies are good fundamental businesses to own or not – they just look at the numbers without meeting management, making informed judgments about the outlook for the business, its profitability, etc. These strategies essentially blew up in early August, as funds that were losing money in credit markets suddenly had an exposure to their quant strategies, as a percentage of remaining capital that was too large. (If your fund is levered 10x and you want each strategy to represent 1x your capital level, and you lose 20% of your equity, each strategy that didn’t decline is suddenly worth 1.25x your remaining capital, so you are forced to sell off 20% of your positions NOW to meet

American Independence Funds

Financial Services Fund Commentary – continued

your leverage requirements.) This caused massive intraday swings in individual stocks as shorts and longs were covered in a size that the markets were not large enough to handle. Making matters worse, a number of funds that are not quants but that are fundamentally driven long/ short equity funds suddenly saw their positions move 15% in an hour, so their risk controls were triggered and they were forced to also unwind, often at large losses. The magnitude and speed of these moves cannot be overstated and, in speaking to some traders who have been around a long time, were apparently unprecedented in their magnitude. Often these stocks would finish the trading day not much changed from where they had started. We describe these events because we think that they not only show the fragility of the markets today, but also how our own risk management worked well in what were extremely strange markets.

Two years ago I spent a week in Southern California, primarily Irvine, visiting with a number of subprime and alt-a mortgage REITS and originators. After meeting with the management teams of some of these companies, we decided that this was a business model that didn’t make any sense. Capital was constantly being raised, leading to overcapacity in the industry. This excessive capital raising, combined with a large appetite for high-spread loans that could be securitized and resold, caused the companies’ management teams to abandon common sense and offer extremely lenient loan terms. Giving money to people who cannot pay you back is a bad business -- an old (but true) phrase in banking is - it is not the return on capital that should be the primary consideration, but the return of capital. We walked away from these meetings feeling that these businesses were inherently flawed and would eventually fail, just as subprime auto finance companies had in the late 1990s. We shorted a number of these stocks for our long/short funds, and made excellent returns. Our only regret is that we didn’t hold on to our positions longer, as a number of these companies eventually declared bankruptcy. This overblown origination spree was phase one of the current credit crisis.

Phase two began about a year ago, when asset backed securities (ABS) backed by subprime mortgages started performing worse than expected. This subprime ABS meltdown was severe, but Ben Bernanke and senior treasury officials repeatedly stated that the subprime problems were “contained”. Containment was the buzzword of the spring and early summer, as our financial leaders sought to calm jittery investors. These leaders were either naïve or stupid (or both), as anyone who actually deals in the real world could see that there were two problems spawned by the subprime mess that had the potential to cause true economic damage. The first of these is what is occurring now.

ABS are tranched into multiple classes. The largest tranche is AAA, with AA, BBB, BB and “equity” tranches. The losses are absorbed in reverse order, meaning that the equity has the first loss, the BBs the second, etc. In return, the highest returns flow to the equity, then BBs, then BBBs, etc. Since there is often 30% or more capital, or subordination, below the AAAs, they are deemed to be safe from loss. And in most cases, they truly are safe. Well chosen collateral (the assets in the trusts) will normally have fairly low, and predictable, loss rates that are well under the level of default that would cause any worry for a AAA investor. CLOs and CDOs comprised of bank debt, and other asset classes are performing well from a credit perspective.

The problem is that at the height of the subprime REIT capital raising spree, management teams under pressure to put that capital to work, combined with unscrupulous mortgage brokers and borrowers, made loans that turned out to be frauds. Inflated appraisals combined with bubble real estate markets created bad collateral, which was securitized and purchased by money market funds and other vehicles globally. These vehicles and their managers assumed that the AAA bonds were going to be “money good” and not trade much below par, even in a bad market. As a result, many of these vehicles were extremely highly levered. We read the prospectus for one such ABS deal that had an equity component of 2%. This means that it was 50 times levered, and a 2% drop in the value of the collateral would wipe out the equity tranche, triggering over-collateralization tests and forcing the sale of assets to de-lever the transaction so that the AAAs maintained a certain level of collateral coverage. These tight triggers are what are causing the wholesale liquidation of some of these structured investment vehicles.

In normal times with good collateral, these securities are not terribly difficult to value if you have the knowledge to do so. However, this time there was a new twist. Large portions of these vehicles had invested in the AAA tranche of subprime MBS that suddenly, instead of having a lifetime cumulative default rate of say 6% to 8%, were now defaulting very rapidly. Early payment defaults (within a few months of origination) were occurring at unprecedented rates and were indicative of severe levels of fraud. So, investors in these securities who thought they

American Independence Funds

Financial Services Fund Commentary – continued

owned AAA securities (and did it with large leverage), were suddenly realizing that these securities, even if they didn’t default, had collateral coverage that made them effectively BBBs or worse. Buying BBB and BB bonds is fine - we do it from time to time in some of our funds – however, the spread over LIBOR at which these securities trade is much higher than those of AAAs, and simple bond math means that in order for a AAA that is suddenly a BB to yield the same as existing BBs, it needs to drop dramatically in price. This sudden decline in the value of what historically were very safe securities caused a wholesale seizure in global credit markets in late July and early August, as fear gripped AAA buyers and they refused to buy any credits while they figured out first what they already owned.

The severity of this seizure and its effect on solid credits cannot be understated. NOTHING was getting financed. AAA buyers naturally buy on leverage to earn a decent return on capital. They do this because in order to be a cash buyer of AAAs you need to have a low return requirement. There are few such buyers. This means that the natural market size of these cash buyers is a lot smaller than the size of the leveraged market. Taking away this leveraged buyer brought global credit markets to a halt. Solid credits of real companies couldn’t get financed, meaning real business couldn’t get done. Existing credits suddenly traded from par, or 100, to 94 or 95 cents on the dollar due to simple supply and demand imbalances and increased risk aversion, not because of any defaults in these credits. Credit performance outside of subprime MBS has actually been pristine. This is a prototypical liquidity crisis, which was triggered by a credit crisis in one asset class.

Only recently did the Federal Reserve and Treasury officials realize that their “containment” was really a “contagion”, with the subprime virus infecting all markets. What was a fraud problem in subprime MBS has morphed into a real economic problem in the U.S., and, secondarily, has created a liquidity crisis in unrelated credit markets as a fear of the unknown causes lenders to cease lending to everyone. Unfortunately, we think that they came to this realization too late. The millions of homes that are in foreclosure or have been built but cannot be sold are now putting downward pressure on home prices at rates not seen before in our nation’s history. People that recently bought a house and who have done nothing wrong are effectively trapped in their homes, because they now cannot sell them for enough to pay off their mortgage and cover closing costs. Since homes are not “marked-to-market”, they can remain in their home and be fine – but they can’t move. Given that about 15% of all homeowners move in any given year, whether for a new job, marriage, etc, this is a significant issue.

There is no quick fix for this problem, as these losses are real and rapidly increasing. The effect of a nationwide decline in home values will be a steep drop in the turnover of existing homes. This will mean lower overall economic activity as there are fewer new loans originated and fewer broker commissions paid, fewer new homes built and less money spent on renovations. Many builders are experiencing serious problems, with billions worth of land having already been written off. Smaller, less well capitalized builders are under severe stress and many will fail. This will lead to losses at the banks that finance them. We are already seeing a sharp increase in credit losses at banks that didn’t make a single subprime loan, but did make loans to homebuilders based on 50% loan-to-values (LTVs) on land values that are now declining sharply. While most banks are still making money, their earnings and ROEs are declining from recent levels. This is causing estimate cuts and significantly lower stock prices. We had been anticipating this decline in earnings for a long time, and invested the portfolio accordingly.

Thank you for the opportunity to manage your money.

American Independence Funds

Financial Services Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on March 1, 2007 (commencement of operations). Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Since Inception
Financial Services Fund
Institutional Class	(3.20	%)(a)
Class A Shares†	(9.05	%)(a)
Class C Shares††	(4.60	%)(b)
S&P 500 Equal-Weight Financials Index	(6.09%)
Russell 2000 Value Index	(1.89%)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

† Reflects maximum sales charge of 5.75%.
†† Reflects Contingent Deferred Sales Charge (“CDSC”) of 1% assessed on shares redeemed within one year of purchase.
(a) For the period March 1, 2007 (commencement of operations) through October 31, 2007.
(b) For the period September 24, 2007 (commencement of operations) through October 31, 2007.

The Standard & Poor’s 500 Equal-Weight Financials Index (“S&P 500 EWFI”) is an unmanaged, equally-weighted index of common stocks for financial companies that make-up the Standard & Poor’s 500 Index (“S&P 500”). The S&P 500 Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all U.S. common stocks. The S&P 500 Index is, itself, compiled on the basis of market weighting. The equal-weight versions of the S&P 500 indices have been re-compiled to give equal weighting to its constituent companies. The S&P 500 EWFI does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

American Independence Funds

International Equity Fund Commentary
Jane Gilday

For the 12 months ended October 31, 2007 the American Independence International Equity Fund had a total return of 27.3%, compared to a total return of 25.6% for its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the MSCI EAFE index). At that date total assets under management were $ 138.3 million, of which $4.3 million or 3.1 % was in cash.

Investment Philosophy:
The Funds’ underlying investment philosophy is that markets are inherently inefficient. The inefficiencies in the valuation of securities can best be exploited through strict adherence to a value-oriented investment process dedicated to the selection of individual securities on a bottom-up basis. We do not attempt to time the markets as we believe that it is difficult if not impossible to add incremental value on a consistent basis by top-down or thematic market timing. We stay fully invested, with a defensive, conservative orientation, based on the belief that superior returns can be achieved while taking below–average risks. Our team of analysts seeks investments with a consistent strategy of emphasizing low price/earnings ratios, low price/book ratios, high cash dividend yields and high free cash flow. We believe this discipline provides a measure of protection in down markets as well as participation in improving market cycles.

Sector Review:
The major European bourses, e.g., the London FTSE, the Paris CAC-40 and the German DAX, all appreciated more or less in tandem during the first four months of the October 2007 fiscal year. At the very end of February 2007 there was a sharp downturn in all international markets, precipitated by a one day 7% decline in China’s Shanghai market which caused world markets to shudder. The European exchanges recovered quickly and resumed their climb through mid-July. At that juncture, there was a severe sell-off in the European markets as the credit crisis emanating from the sub-prime mortgage crisis in the U.S. began to weigh on all international financial markets. The European markets retraced to their March 2007 lows before resuming their climb to close-out the fiscal year at all-time highs. Driving the European markets were factors such as: rising export market opportunities in fast growing emerging markets in Asia, Latin America and Eastern Europe; positive pro-business regulatory and tax policies on the Continent by newly pro-growth governments in countries such as Germany and France, and generally favorable interests rates. While European currencies were in a strengthening trend against the dollar, the situation was tolerable for European companies.

It was quite a different story for the Japanese markets during the fund’s fiscal year. Japan’s principal NIKKEI stock market index reached its high in late February 2007, rising in line with the European markets as described above, but then entered a downturn and ended the fiscal year down 9% from that peak. Even though Japan’s export economy remained robust, its domestic economy faltered. Japan is facing longer term negative demographics, a nearly deflationary local economy and intermediate-term political uncertainty. Since the central Bank of Japan has been unsuccessful in stimulating domestic demand and the domestic economy, Japan could be in a recession now. Hong Kong and other Asian neighbors, on the other hand, experienced dramatically rising stock markets throughout the fiscal year driven by the boom economies in nearly every Asian country except Japan.

Key Contributors to Results:
On a geographic basis, sensing the economic difficulties brewing in Japan while finding it hard to find attractively valued stocks, we were deliberately underweighted in Japan throughout the year. Our holdings there represented an average 16% portfolio weight versus Japan’s 22% weight in the MSCI EAFE index. Moreover, we skewed our holdings toward the exporter companies and held no Japanese financial, housing or consumer discretionary stocks, which also aided our outperformance in that country. Our Japan strategy was a principal contributor to our positive performance this past fiscal year. Whereas we were underweighted in the much smaller Asia/Pacific Ex Japan region (7.5% average weighting in the fund versus a 9.1% weight in the MSCI EAFE index) we were able to achieve a very positive contribution to the fund’s total performance through good stock selection, in particular with investments in Hong Kong-listed companies with extensive business interests in the rapidly growing mainland Chinese economy. The fund was over-weighted in the European markets (75% weighting for the fund versus 69% weight in the MSCI EAFE index), and the fund performed about in-line with the positive returns of those markets overall.

On a sector basis, the decision to be overweight the Energy group (8.9% versus 7% weighting in the MSCI EAFE index), combined with very good stock selection in that strong performing group, caused that sector to be the single largest contributor to the portfolio’s positive performance in fiscal 2007. Good stock selection in the Information Technology sector was the reason that this group made the second highest contribution to the fund’s return. As the fiscal year progressed, we became increasingly more defensive due to the housing downturn in the U.S. and due to our concern that a

American Independence Funds

International Equity Fund Commentary – continued

slowing U.S. economy could cause some problems for the still booming Asian (ex Japan) and European economies. Accordingly, we moved to an overweight position in the Utility and Telecommunications sectors and increased our weighting through the year in the Consumer Staples sector. These three decisions and good stock selection were positive contributors to the fund’s performance. On the other hand, while we were over-weighted in the Health Care group for the same defensive reasons and while this sector made a positive contribution to the fund’s performance, this positive was due to the stocks we did not own, which performed worse than the stocks we did own in the sector. We owned many of the major European pharmaceutical companies which materially underperformed the sector. This was slightly offset by our holdings in Teva Pharmaceutical and Alliance Boots, which was acquired during the fiscal year. We were somewhat underweighted in the strong-performing Consumer Discretionary sector, but we were unfortunately in the wrong stocks and significantly underperformed the sector. Our decision to have solid positions in the exporting Japanese automakers was a good decision from a regional sector allocation standpoint, but those stocks significantly underperformed the European automakers, which was the principal reason for the meaningful underperformance from this sector.

Our single best performing stock this past fiscal year was Yanzhou Coal, the third largest coal miner in China listed in Hong Kong, which was up over 100%. Yanzhou is benefiting from sharply higher energy demand in the booming Chinese industrial and consumer economies and the resultant strong demand for coal. Germany’s Man AG, a major European truck manufacturer, was the second best-performing stock in the portfolio – up nearly 100%. Investment in infrastructure is booming throughout Europe and Eastern Europe, and demand for Man’s product line is very strong. Nintendo is still unable to meet demand for its best selling Wii video game product and related very profitable software, resulting in exceptionally strong profit growth for Nintendo, up 77% for the year and the third best-performer.

The worst performing stock in the portfolio last year was DSG International, a leading European retailer of consumer electronics, down 20%. Ongoing operational difficulties in its Italian retail operation plus concerns about consumer discretionary spending in the UK caused this high dividend yielding stock to languish. Dairy Crest Group, a leading dairy products company in the UK, was the second worst-performer, down over 15%. A government inquiry into possible price fixing among UK milk marketers was the principal reason this stock faltered. A short-lived position in UK newspaper company Trinity Mirror was the third worst-performer last year, off 15%. Our positive thesis for an imminent rebound in UK newspaper advertising revenues did not pan-out, and we quickly sold this stock.

Outlook:
At this writing, the turbulence in financial stocks worldwide is unabated. We have moved to an even more underweight position in the Financials, avoiding in particular the global investment banks. We are incapable of assessing where the dangers truly lie and, therefore, are positioned as defensively among the Financials as possible. Japan’s economy seems to be weakening further in sharp contrast to its Asian neighbors. In addition, the strength in the yen could undermine even its export sector – to date one of the best-performing parts of the Japanese economy. Accordingly, we remain underweighted Japan. We remain positioned, conservatively, in defensive groups such as Consumer Staples, Health Care, Telecommunications and Utilities. And, as always, we seek well-valued, well-financed companies which may have been overlooked by investors and which have the prospects of above average investment returns.

American Independence Funds

International Equity Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on October 31, 1997. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Annualized
	1 Year	5 Year	10 Year
International Equity Fund
Institutional Class	27.34%	23.82%	10.64%
Class A Shares†	19.52%	21.98%	9.65%
Class C Shares††	25.15%	22.82%	9.75%
MSCI EAFE Index	25.60%	23.81%	9.03%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

†  Reflects maximum sales charge of 5.75%.
†† Reflects Contingent Deferred Sales Charge (“CDSC”) of 1% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the International Multi-Manager Stock Fund (the predecessor fund) on March 2, 2006. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class shares known as Service Class shares. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the Fund includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund, prior to commencement of operations on March 20, 2006, includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses. The performance of the Class C shares of the fund, prior to commencement of operations on September 24, 2007, includes the performance of the Fund’s Class A shares from March 20, 2006 through September 23, 2007 and the performance of the predecessor fund’s Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index is an unmanaged, arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East. The above referenced index does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

American Independence Funds

Short-Term Bond Fund Commentary
Robert Campbell, CFA

The Fund’s main objective is to provide as high a level of income as is consistent with our philosophy of maintaining liquidity and relative safety of principal, by investing in investment grade short-term securities.

Our approach does not primarily rely on a forecast of the future direction of interest rates, but we keep an eye on the direction of interest rates when we make daily investment decisions. Our strategy is to utilize fundamental security analysis to find the most attractively priced securities available within our quality orientation. We invest within a cross section of the domestic taxable fixed income markets and we manage the portfolio to provide daily liquidity and an attractive level of income.

Over the last year, interest rates have moved around some, but, during most of the period, the yield curve was inverted (short maturity bond yields exceeded the levels on longer maturity bonds). On September 18, 2007 and again on October 31, 2007 the Federal Reserve (the “Fed”) lowered interest rates bringing its controlled short term rate down to 4.50% (0.75% below the previous high levels). Prior to this easing, the Fed had maintained a status quo environment concerning interest rates for 12 months dating back to August 2006. Mixed signals from the Chairman of the Federal Reserve and the economic indicators confounded investors and led to the yield curve’s inversion.

As of October 31, 2007, the American Independence Short-Term Fund was invested in the following sectors: U.S. Treasury obligations 26%, Agency securities 49%, asset-backed securities 6%, mortgage securities 4%, taxable municipal obligations 5%, corporate bonds 6%, and money market and other investments 4%. The Fund’s average maturity was 1.7 years while it continued to remain quality oriented with an AA+ average credit quality

For the past 12 months the Fund produced a total return of 5.48 % on its I Class shares and 5.08% on it’s A shares. In comparison, the Lehman Brothers 1-3 Year Aggregate Bond Index (the portfolio’s “benchmark”) had a total return of 5.71%. The Lipper Short Investment Grade Bond Index had a total return of 4.04% during the same period.

American Independence Funds

Short-Term Bond Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on October 31, 1997 (commencement of operations). Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Annualized
	1 Year	5 Year	10 Year
Short-Term Bond Fund
Institutional Class	5.48%	2.99%	4.25%
Class A Shares†	3.18%	2.34%	3.87%
Lehman Brothers Aggregate 1-3 Year Index	5.71%	3.20%	4.90%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

†  Reflects maximum sales charge of 2.25%.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the UltraShort Bond Fund (the predecessor fund) on March 2, 2006. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class shares known as Service Class shares. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the Fund includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund, prior to commencement of operations on March 20, 2006, includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

The Lehman Brothers Aggregate 1-3 Year Index is an index of U.S. bonds with maturities of one to three years, which includes reinvestment of any earnings, is widely used to measure the overall performance of the U.S. bond market. Return and principal of stocks and bonds will vary with market conditions. This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in their underlying securities.

American Independence Funds

Intermediate Bond Fund Commentary
Robert Campbell, CFA

The Fund’s main objective is to provide as high a level of income as is consistent with our philosophy of managing the Fund on a total return basis. This process will focus on maintaining a diversified portfolio of high quality domestic fixed income securities with an intermediate maturity orientation.

Our approach does not forecast interest rates although we are mindful of the current level and recent trends in yields when we make daily investment decisions. Our strategy is to utilize fundamental analysis in selecting securities to hold in the portfolio while we strive to find attractively priced securities within our “A” or better quality orientation that also enhance the Fund’s return. We invest within a cross section of the domestic taxable fixed income markets and we manage the portfolio to provide daily liquidity and an attractive level of income.

On September 18, 2007 and again on October 31, 2007 the Federal Reserve (the “Fed“) lowered interest rates bringing its controlled short term interest rate down to 4.50%. Prior to this easing, the Fed had not changed rates, or much of its standard language, when it disclosed its policy decisions over a 12 month period when it left rates at 5.25%. Over the last year, the sub-prime problems started to surface and financial markets became jittery. For most of the year, fixed income markets were also subject to the vagarities of an inverted yield curve where short maturity bonds yielded more than longer maturity bonds. The sub prime problems and the inverted yield curve confounded many investors and has led to an extensive build up in short term investments, which still continues, even though rates are much lower.

As of October 31, 2007, the American Independence Intermediate Bond Fund was invested in the following sectors: U.S. Treasury obligations 12%, Agency securities 29%, mortgage securities 17%, taxable municipal obligations 8%, corporate bonds 19%, and asset-backed securities 6%, money market 8%, and other investments 1%. The Fund’s average maturity was 4.9 years and the portfolio continued to maintain its AA+ average credit quality.

For the past 12 months ending October 31, 2007, the I shares of the Fund produced a total return of 5.38%, while the A shares generated 5.08%.* In comparison, the Lehman Brothers U.S. Aggregate Bond Index (the portfolio’s “benchmark”) had a total return of 5.38%. The Lipper Intermediate Investment Grade Debt Funds Index had a total return of 4.08% during the same period.

* Does not reflect maximum sales charge of 4.25%

American Independence Funds

Intermediate Bond Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on October 31, 1997. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Annualized
	1 Year	5 Year	10 Year
Intermediate Bond Fund
Institutional Class	5.38%	3.62%	5.18%
Class A Shares†	0.61%	2.58%	4.60%
Lehman Brothers Aggregate Bond Index	5.38%	4.42%	5.91%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

†  Reflects maximum sales charge of 4.25%.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the Intermediate Bond Fund (the predecessor fund) on March 2, 2006. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class shares known as Service Class shares. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the Fund includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund, prior to commencement of operations on March 20, 2006, includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

The Lehman Brothers Aggregate Bond Index is representative of U.S. bonds, which includes reinvestment of any earnings, is widely used to measure the overall performance of the U.S. bond market. This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in their underlying securities.

American Independence Funds

Kansas Tax-Exempt Bond Fund Commentary
Robert Campbell, CFA

The Fund’s main objective is to preserve capital while providing the highest-available income that is free from both federal and Kansas state income taxes. In addition, one hundred percent of the income produced by our portfolio is exempt from the alternative minimum tax.

Nearly our entire portfolio is comprised of municipal bonds issued by government entities in the state of Kansas. A small percentage of our holdings can be from various non-Kansas issuers, which by their special tax treatment are exempt from federal and Kansas income taxes. We keep the portfolio’s average maturity within the intermediate range from 7 to 12 years.

During the last year, the Federal Reserve (the “Fed”) finally moved off of hold and lowered interest rates. This action appears to have been prompted by credit/liquidity concerns and also by the weakening U.S. economy. Over the last 12 months, the financial markets have been monitoring the Fed’s commentaries and actions in an attempt to discern the current Fed policy and future actions. Stemming from the uncertainty about future Fed action and the U.S. economy, interest rates moved around but remained modestly inverted (short maturity rates were higher than longer maturity rates). Prior to the first Fed easing on September 18, 2007, the fixed income markets began to revert to a more normal shape. Today, the shape of the U.S. yield curve is more typical with longer maturities offering higher yields than shorter maturities.

The American Independence Kansas Tax-Exempt Bond Fund had a mix of good quarters and lackluster quarters during the year when looking at performance. The defensive oriented structure of the fund hindered its performance when bonds were rallying but helped when rates were unchanged or rising. Over the time period, longer municipal bond yields actually ended up slightly higher than where they started, while shorter municipal bond maturity yields were lower. The Fund continues to focus on premium structured securities which offer more tax sheltered income than other securities which respond more to the daily changes in interest rates. The Fund continues to retain its higher income generating securities rather than sell them for a potential taxable capital gain. At the Fund’s fiscal year end, the fund had 99.2% of the securities in Kansas bonds and 0.8% in investment companies (a money market fund). The Fund’s average maturity was 9.8 years and it maintained its AA+ average quality rating.

For the year ended on October 31, 2007, the Institutional Class Shares produced a total return of 3.07%, while the “A”Class Shares produced a total return of 2.62%. This compares with a total return of 3.63% for the Lehman Brothers 7-year Municipal Bond index (the Fund’s “benchmark”).

American Independence Funds

Kansas Tax-Exempt Bond Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on October 31, 1997. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Annualized
	1 Year	5 Year	10 Year
Kansas Tax-Exempt Bond Fund
Institutional Class	3.07%	3.31%	4.21%
Class A Shares†	(1.70%)	2.05%	3.04%
Class C Shares††	1.01%	2.44%	2.81%
Lehman Brothers 7-Year Municipal Bond Index	3.63%	3.92%	4.96%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

†  Reflects maximum sales charge of 4.25%.
†† Reflects Contingent Deferred Sales Charge (“CDSC”) of 1% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the Kansas Tax-Exempt Bond Fund (the predecessor fund) on March 2, 2006. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered two classes of shares similar to the Fund’s Class A shares known as Class A and Institutional Class similar to the Fund’s Institutional Class shares. As a result of the reorganization, the Fund will carryforward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class and Class A shares of the Fund includes the performance of the respective predecessor fund’s shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. The performance of the Class C shares of the fund, prior to commencement of operations on May 22, 2007, includes the performance of the Fund’s Class A shares from March 2, 2006 through May 21, 2007 and the performance of the predecessor fund’s Class A shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

Lehman Brothers 7-Year Municipal Bond Index is a total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6 to 8 years. This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in their underlying securities.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	October 31, 2007

Common Stocks (84.77%)
Security Description	Shares	Value ($)
Consumer Discretionary (17.14%)
Altria Group, Inc.	51,100	3,726,723
Coach, Inc.	30,000	1,096,800
Imperial Tobacco Group PLC - ADR	50,600	5,142,984
McDonald’s Corp.	9,643	575,687
Nike, Inc.	10,913	723,095
Quiksilver, Inc.	83,200	1,123,200
The Stanley Works	48,100	2,768,155
Toyota Motor Corp. - ADR	17,757	2,032,111
UST, Inc.	41,100	2,191,452
		19,380,207

Consumer Staples (5.77%)
Anheuser-Busch Cos, Inc.	18,305	938,680
DynCorp International, Inc.	47,500	1,075,400
The Estee Lauder Cos, Inc.	6,500	285,350
The Hershey Co.	17,000	732,870
HJ Heinz Co.	14,016	655,668
Kraft Foods, Inc.	84,916	2,837,044
		6,525,012

Energy (10.88%)
Chevron Corp.	14,600	1,336,046
Entergy Corp.	38,700	4,638,969
Occidental Petroleum Corp.	74,300	5,130,415
Spectra Energy Corp.	46,050	1,196,379
		12,301,809

Financial (24.01%)
ACE Ltd	45,000	2,727,450
The Allstate Corp.	48,500	2,541,400
City National Corp.	29,450	1,990,820
The Colonial BancGroup, Inc.	91,650	1,757,847
First Horizon National Corp.	5,330	139,006
Independent Bank Corp.	13,300	140,448
Lincoln National Corp.	37,000	2,307,690
MB Financial, Inc.	4,700	156,698
MetLife, Inc.	24,800	1,707,480
Northern Trust Corp.	55,150	4,147,832
PNC Financial Services Group, Inc.	25,300	1,825,648
RenaissanceRe Holdings Ltd	17,300	1,009,282
TCF Financial Corp.	38,450	875,507
Travelers Cos, Inc.	53,200	2,777,572
Wells Fargo & Co	89,500	3,043,895
		27,148,575

Health Care (5.24%)
Baxter International, Inc.	59,500	3,570,595
Wyeth	48,400	2,353,692
		5,924,287

Industrial (10.21%)
3M Co.	16,500	1,424,940
Burlington Northern Santa Fe Railway Co.	32,200	2,806,230
Honeywell International, Inc.	56,700	3,425,247
Illinois Tool Works, Inc.	67,900	3,887,954
		11,544,371

Materials (2.78%)
EI Du Pont de Nemours & Co	63,500	3,143,885

Telecommunication Services (3.40%)
American Tower Corp. (b)	20,000	883,600
L-3 Communications Holdings, Inc.	22,300	2,444,972
The Walt Disney Co	15,000	519,450
		3,848,022

Technology (5.34%)
Microsoft Corp.	164,022	6,037,650

Total Common Stocks
(Cost $70,628,666)		95,853,818

Money Market (14.40%)

American Beacon Money Market Fund	16,284,448	16,284,448
Total Money Market (Cost $16,284,448)		16,284,448

Total Investments
(Cost $86,913,114) (a) — 99.17%		112,138,266
Other assets in excess of liabilities — 0.83%		940,228

NET ASSETS — 100.00%		$113,078,494

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing security.
ADR -	American Depositary Receipt

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Financial Services Fund	October 31, 2007

Common Stocks (83.30%)
Security Description	Shares	Value ($)
Asset Management (1.12%)
Franklin Resources, Inc.	75	9,726
Nymex Holdings, Inc.	100	12,852
		22,578

Banks (49.72%)
Bank of America Corp.	1,400	67,592
City National Corp.	1,100	74,360
CoBiz Financial, Inc.	700	12,495
The Colonial BancGroup, Inc.	1,700	32,606
First Community Bancorp, Inc.	1,200	58,440
First Horizon National Corp.	100	2,608
First Indiana Corp.	3,680	117,024
Independent Bank Corp.	6,550	69,168
MB Financial, Inc.	500	16,670
Northern Trust Corp.	2,148	161,551
PNC Financial Services Group, Inc.	450	32,472
SVB Financial Group	1,200	62,148
TCF Financial Corp.	3,485	79,353
US Bancorp	2,918	96,761
Wells Fargo & Co.	3,438	116,925
		1,000,173

Insurance (8.10%)
Allied World Assurance Holding	1,670	80,010
Argo Group International Holding (b)	1,534	65,364
RenaissanceRe Holdings Ltd.	300	17,502
		162,876

Life Insurance (8.15%)
Lincoln National Corp.	1,337	83,389
Principal Financial Group, Inc.	250	16,918
Protective Life Corp.	1,485	63,662
		163,969

Speciality Insurance (16.21%)
ACE Ltd	1,300	78,793
Amerisafe, Inc.	200	3,234
Assurant, Inc.	920	53,765
MetLife, Inc.	450	30,983
The Travelers Companies, Inc.	1,525	79,620
WR Berkley Corp.	2,650	79,739
		326,134
Total Common Stocks (Cost $1,671,362)		1,675,730

Limited Partnerships (1.16%)

AllianceBernstein Holding LP	275	23,493
Total Limited Partnerships
(Cost $25,128)		23,493

Total Investments
(Cost $ 1,696,490) (a) — 84.46%		1,699,223
Other assets in excess of liabilities — 15.54%		312,527

NET ASSETS – 100.00%		$2,011,750

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing security.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	October 31, 2007

Common Stocks (96.61%)
Security Description	Shares	Value ($)
Belgium (2.01%)
Dexia SA	42,600	1,366,013
KBC Groep NV	10,100	1,414,541
		2,780,554

China (3.83%)
China Yurun Food Group Ltd	993,400	1,730,372
Yanzhou Coal Mining Co Ltd	1,672,200	3,572,977
		5,303,349

Denmark (0.89%)
Danske Bank A/S	27,800	1,225,104

France (10.37%)
BNP Paribas	18,200	2,005,704
France Telecom SA	61,900	2,282,532
Sanofi-Aventis	22,200	1,946,539
Societe Generale	10,300	1,728,377
Total SA	37,100	2,990,245
Vinci SA	19,400	1,590,887
Vivendi	40,000	1,800,565
		14,344,849

Germany (11.13%)
BASF AG	17,600	2,441,237
Deutsche Bank AG	12,600	1,687,847
Deutsche Telekom AG	89,800	1,841,651
E.ON AG	14,800	2,895,051
MAN AG	13,800	2,465,392
Muenchener Rueckversicherungs	7,000	1,338,258
Siemens AG	20,000	2,733,869
		15,403,305

Hong Kong (4.40%)
China Power International
Development Ltd.	2,844,000	1,508,179
ICBC Asia	634,000	1,754,680
VTech Holdings Ltd	179,000	1,515,090
Wing Lung Bank	126,300	1,305,321
		6,083,270

Israel (1.01%)
Teva Pharmaceutical Industries - ADR	31,900	1,403,919

Italy (4.46%)
Enel SpA	148,900	1,782,401
Fondiaria-Sai SpA	25,300	1,227,166
Terna Rete Elettrica Nazionale	379,500	1,485,406
UniCredito Italiano SpA	195,900	1,676,833
		6,171,806

Japan (16.58%)
Amada Co Ltd	102,000	1,020,221
Canon, Inc.	31,500	1,569,881
Hitachi Koki Co Ltd	82,000	1,453,434
Mitsubishi Corp.	82,600	2,541,538
Mori Seiki Co Ltd	51,400	1,285,278
Nintendo Co Ltd	5,500	3,427,519
Nissan Motor Co. Ltd	125,000	1,436,620
Takeda Pharmaceutical Co Ltd	28,500	1,768,667
Toho Pharmaceutical Co Ltd	71,800	1,257,083
Toshiba TEC Corp.	242,000	1,537,473
Toyo Tire & Rubber Co Ltd	250,000	1,451,788
Toyota Motor Corp.	43,300	2,465,707
Yamato Kogyo Co Ltd	37,200	1,715,311
		22,930,520

Luxembourg (1.85%)
Arcelor	27,500	2,557,028

Netherlands (3.33%)
European Aeronautic Defence
and Space Co.	37,700	1,279,873
Hunter Douglas NV	15,400	1,437,289
ING Groep NV	42,000	1,888,160
		4,605,322

Norway (3.55%)
Cermaq ASA	85,200	1,305,750
DnB NOR ASA	88,300	1,456,091
StatoilHydro ASA	63,400	2,145,308
		4,907,149

Portugal (2.40%)
Banco Espirito Santo SA	70,800	1,714,499
Energias de Portugal SA	250,700	1,612,149
		3,326,648

Singapore (1.48%)
Jardine Cycle & Carriage Ltd	140,900	2,045,134

Sweden (1.05%)
Nordea Bank AB	81,500	1,454,240

Switzerland (5.71%)
EMS-Chemie Holding AG	9,647	1,415,737
Novartis AG	43,000	2,286,602
Petroplus Holdings AG	33,100	2,874,534
Swiss Reinsurance	14,100	1,323,092
		7,899,965

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments, continued
International Equity Fund	October 31, 2007

Common Stocks, continued
Security Description	Shares	Value ($)
United Kingdom (22.56%)
Anglo American PLC	35,581	2,452,229
AstraZeneca PLC	31,500	1,554,528
BAE Systems PLC	144,200	1,493,430
British American Tobacco Industries PLC	55,900	2,127,420
BT Group PLC	312,400	2,117,966
Dairy Crest Group PLC	87,600	1,097,619
Diageo PLC	92,300	2,111,469
DSG International PLC	373,300	1,005,352
HBOS PLC	87,800	1,594,040
Home Retail Group PLC	139,700	1,266,699
Imperial Tobacco Group PLC	32,100	1,624,193
Investec PLC	115,000	1,389,519
Legal & General Group PLC	443,200	1,291,303
National Grid PLC	102,600	1,710,178
Rolls-Royce Group PLC	129,600	1,450,032
Scottish & Newcastle PLC	104,600	1,703,271
Venture Production PLC	88,900	1,465,181
Vodafone Group PLC	955,962	3,757,448
		31,211,877
Total Common Stocks
(Cost $99,470,063)		133,654,039

Money Market (3.13%)

United States (3.13%)
Dreyfus Cash Management Plus	2,163,950	2,163,950
Dreyfus Cash Management	2,163,950	2,163,950
Total Money Market (Cost $4,327,900)		4,327,900

Total Investments
(Cost $103,797,963) (a) — 99.74%		137,981,939
Other assets in excess of liabilities — 0.26%		361,920

NET ASSETS — 100.00%		$138,343,859

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
ADR -	American Depositary Receipt

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	October 31, 2007

Asset Backed Securities (6.21%)
	Principal
Security Description	($)	Value ($)
Brazos Student Loan Finance Corp.,
Series 1997-A2, 5.40%, 12/1/2021 †	144,527	144,655
Chase Manhattan Auto Owner Trust,
Series 2005-A, Class A3, 3.87%,
6/15/2009	586,342	583,298
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 5.38%,
2/15/2034 †	78,983	77,895
First Horizon ABS Trust,
Series 2001-HE1, Class A, 5.08%
01/25/2024	54,824	54,099
First Horizon ABS Trust,
Series 2004-HE3, Class A, 5.16%
01/25/2034	99,785	98,445
Fleet Home Equity Loan Trust,
Series 2003-1, Class A, 5.25%,
01/20/2033	87,812	86,481
Fannie Mae Grantor Trust
Series 2003-T4, Class 1A, 4.98%,
09/26/2033 †	19,835	19,855
Fannie Mae Whole Loan, Series 2001-
W1, Class AV1, 5.11%, 8/25/2031 †	25,698	25,703
FHLMC Structured Pass Through Securites,
Series T-31, Class A7, 5.12%, 5/25/2031	256,267	253,595
FHLMC Structured Pass Through Securities,
Series T-32, Class A1, 5.13%, 8/25/2031	59,719	59,992
Fifth Third Home Equity Loan Trust,
Series 2003-1,Class A, 5.25%,
09/20/2023 †	196,374	191,222
GMAC Mortgage Corp. Loan Trust,
Series 2001-HE3, Class A2, 5.25%
3/25/2027	49,799	48,398
Greenpoint Home Equity Loan Trust,
Series 2004-1, Class A, 5.10%,
07/25/2029	83,808	82,538
Honda Auto Receivables Owner Trust,
Series2005-2, ClassA3, 3.93%,
01/15/2009	267,224	266,790
Household Automotive Trust,
Series 2005-1, ClassA4, 4.35%,
6/18/2012	400,000	397,141
MSDWCC Heloc Trust,Series 2003-1,
ClassA, 5.14%, 11/25/2015	71,479	70,506
Navistar Financial Corp. Owner trust,
Series 2005-A, Class A3, 4.22%,
2/15/2010	345,935	343,576
Onyx Acceptance Owner Trust,
Series 2004-C, Class A4, 3.50%,
12/15/2011	182,726	181,370
Option One Mortgage Loan Trust,
Series 2003-1, ClassA2, 5.71%,
2/25/2033	37,886	37,551
Residential Funding Mortgage Securities,
series 2003-HS3, Class A2B, 5.16%,
8/25/2033	76,262	74,800
USAA Auto Owner Trust,
Series 2005-2, Class A3, 4.00%,
12/15/2009	360,830	359,442
Wachovia Asset Securitization, Inc.
Series 2003-HE2, Class AII1, 5.13%,
6/25/2033	53,694	53,532
Wachovia Asset Securitization, Inc.
Series 2002-HE2, Class A, 5.30%,
12/25/2032	376,420	373,129
Total Asset Backed Securities
(Cost $ 3,915,999)		3,884,013

Collateralized Mortgage Obligations (4.10%)

Banc of America Mortgage Securities,
Series 2002-G, Class 2A1, 7.58%,
7/20/2032	2,868	2,899
Countrywide Home Loan Trust,
Series 2004-25, Class 1A3, 5.23%,
2/25/2035	142,306	140,847
Countrywide Home Loans,
Series 2005-11, Class 4A1, 5.14%,
4/25/2035	315,899	309,243
Freddie Mac,
Series1694, Class PQ, 6.50%,
9/15/2023	35,629	35,668
Fannie Mae Grantor Trust,
Series 2002-T5, Class A1, 5.11%,
5/25/2032	279,115	279,196
FHLMC Structured Pass Through Securities,
SeriesT-54, Class 4A, 6.39%, 2/25/2043	122,823	124,374
FHMLC Structured Pass Through Securities,
Series T-57, Class 1A2, 7.00%, 7/25/2043	635,357	659,182
FHLMC Structured Pass Through Securities,
Series T-63, Class 1A1, 6.18%, 2/25/2045	305,382	306,156
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 2A2, 4.21%,
2/25/2033	77,529	77,589
MLCC Mortgage Investors, Inc.,
Series 1999-A, Class A, 5.03%,
3/15/2025	114,555	112,795
MLCC Mortgage Investors, Inc.,
Series 2003-B, Class A1, 5.21%,
4/25/2028	95,052	92,327
Sequoia Mortgage Trust,
Series 9, Class 1A, 5.35%, 9/20/2032 †	109,798	109,804
Sequoia Mortgage Trust,
Series 10, Class 1A, 5.40%,
10/20/2027 †	93,130	92,950
Structured Asset Securities Corp.,
Series 2003-9A, Class 2A1, 3.83%,
3/25/2033	54,732	54,533
Washington Mutual, Series 2005-AR1,
Class 5.19%, 1/25/2045	169,522	166,765
Total Collateralized Mortgage
Obligations (Cost $ 2,597,383)		2,564,328

Corporate Bonds (5.75%)

Alcan, Inc., 6.25%, 11/1/2008	170,000	171,333
Amsouth Bancorp, 6.12%, 3/1/2009	100,000	101,469
General Electric Capital Corp., 3.75%,
12/15/2009	500,000	488,116
General Electric Capital Corp.,
Series A, 5.25%, 10/27/2009	1,250,000	1,262,354
Hartford Life Global Funding, 5.86%,
9/15/2009	200,000	199,784
IBM International Group Capital, 5.05%,
10/22/2012	700,000	699,682
Merrill Lynch & Co, Series B, 5.45%,
1/2/2008	100,000	99,991
National City Bank, 4.72%, 2/7/2008	200,000	199,933
Praxair Inc., 6.50%, 3/1/2008	125,000	125,628
Sovereign Bank, 4.00%, 2/1/2008	250,000	249,150
Total Corporate Bonds
(Cost $ 3,588,312)		3,597,440

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments, continued
Short-Term Bond Fund	October 31, 2007

Medium Term/Senior Note (1.23%)
	Principal
Security Description	($)	Value ($)
Goldman Sachs Group, Inc., 6.65%,
5/15/2009	750,000	766,014
Total Medium Term/Senior Note
(Cost $ 767,037)		766,014

Taxable Municipal Bonds (4.56%)

Brazos,Series A-11, 5.35%, 12/1/2038	600,000	600,000
Indiana Bd Bk Rev Series Class In Bd
Bk-Txb-8A-Sch S 3.69 1/15/2008	275,000	274,346
Michigan, GO, 3.99%, 11/1/2007	375,000	375,000
Higher Education Loan Authority
Revenue,Series N, 6.15%, 7/1/2032	400,000	400,000
Panhandle-Plains, Series A-3, 5.18%,
4/1/2031	600,000	600,000
Pennsylvania State Higher Education
Assistance, Series Class Pa Hgr
Ed-Txb-Y1-Rams 5.125 c/o 9/1/2043	600,000	600,000
Total Taxable Municipal Bonds
(Cost $ 2,849,353)		2,849,346

U.S. Government Agency Pass-Through Securities (4.37%)

Fannie Mae, 4.11%, 5/1/2034
Pool #784365	106,012	105,961
Fannie Mae, 4.37%, 6/1/2034
Pool #789463	321,253	318,972
Fannie Mae, 4.50%, 4/1/2013
Pool #254717	713,754	706,473
Fannie Mae, 4.83%, 1/1/2035,
Pool #810896	518,546	519,751
Fannie Mae, 5.04%, 7/1/2035
Pool #834933	706,497	709,416
Fannie Mae, 5.50%, 1/1/2010
Pool #687086	158,093	158,401
Fannie Mae, 5.77%, 11/1/2021
Pool #365421	73,436	74,765
Fannie Mae, 6.33%, 6/1/2040,
Pool #557072	17,600	17,617
Fannie Mae, 6.50%, 12/1/2016,
Pool #545927	38,402	39,499
Fannie Mae, 8.50%, 8/1/2030,
Pool #542611	13,835	14,863
Freddie Mac, 7.22%, 4/1/2029,
Pool # 846367	13,886	13,973
Small Business Administration,
8.98%, 5/25/2015 Pool #502966	14,776	15,255
Small Business Administration, 7.88%,
5/1/2010	38,702	39,417
Total U.S. Government Agency
Pass-Through Securities
(Cost $ 2,752,879)		2,734,363

U.S. Government Agency Securities (44.34%)

Fannie Mae, 4.50%, 2/15/2011	5,000,000	5,014,324
Fannie Mae, 4.88%, 5/18/2012	4,000,000	4,043,644
Fannie Mae, 5.13%, 4/15/2011	1,000,000	1,021,493
Fannie Mae, 5.25%, 6/11/2008	1,000,000	1,000,651
Fannie Mae, 5.25%, 12/3/2007	250,000	250,108
Fannie Mae, 5.40%, 2/1/2008	500,000	500,837
Federal Farm Credit Bank, 5.03%,
3/14/2008	500,000	500,840
Federal Farm Credit Bank, 5.08%,
3/16/2009	1,000,000	1,008,658
Federal Farm Credit Bank,5.20%,
5/2/2008	500,000	501,427
Federal Home Loan Bank, 4.88%,
5/14/2010	2,000,000	2,023,386
Federal Home Loan Bank, 5.00%,
10/2/2009	500,000	505,911
Federal Home Loan Bank, 5.09%,
10/7/2008	500,000	502,615
Federal Home Loan Bank, 5.10%,
3/6/2008	750,000	751,034
Federal Home Loan Bank, 5.13%,
12/18/2007	750,000	750,367
Federal Home Loan Bank, 5.13%,
4/16/2008	500,000	501,045
Federal Home Loan Bank, 5.13%,
6/13/2008	100,000	100,306
Federal Home Loan Bank,5.20%,
1/9/2008	750,000	750,652
Federal Home Loan Bank, 5.25%,
2/5/2008	1,000,000	1,001,371
Freddie Mac, 4.00%, 4/6/2010	1,000,000	989,602
Freddie Mac, 4.63%, 12/19/2008	1,000,000	1,001,804
Freddie Mac, 4.63%, 10/25/2012	2,500,000	2,497,063
Freddie Mac, 4.75%, 3/5/2009	1,000,000	1,004,232
Freddie Mac,5.05%, 2/14/2008	1,000,000	1,001,273
Freddie Mac,5.25%, 11/20/2009	500,000	500,082
Total U.S. Government Agency
Securities (Cost $ 27,487,006)		27,722,725

U.S. Treasury Obligation (26.25%)

U.S. Treasury Notes, 3.25%, 8/15/2008	2,895,000	2,874,871
U.S. Treasury Notes, 3.63%, 7/15/2009	4,000,000	3,978,124
U.S. Treasury Notes, 3.75%, 5/15/2008	1,000,000	997,734
U.S. Treasury Notes, 4.25%, 10/15/2010	7,000,000	7,056,329
U.S. Treasury Notes, 4.88%, 8/31/2008	1,500,000	1,508,437
Total U.S. Treasury Obligations
(Cost $ 16,304,616)		16,415,495

Money Market (2.15%)
	Shares
American Beacon Money Market Fund	1,347,023	1,347,023
Total Money Market (Cost $ 1,347,023)		1,347,023

Total Investments
(Cost $ 61,609,608) (a) — 98.96%		61,880,747
Other assets in excess of liabilities — 1.04%		648,221

NET ASSETS — 100.00%		$62,528,968

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities
† -	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at October 31, 2007.
GO -	General Obligation

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	October 31, 2007

Asset Backed Securities (5.71%)
	Principal
Security Description	($)	Value ($)
Green Tree Financial Corp.,
Series 1997-7, Class A8, 6.86%,
7/15/2029	136,727	139,534
Harley-Davidson Motorcycle Trust,
Series 2005-3, Class A2, 4.41%,
6/15/2012	500,000	497,266
Household Automotive Trust,
Series 2005-3, Class A3, 4.80%,
10/18/2010	272,803	272,493
Hyundai Auto Receivables Trust,
Series 2005-A, Class A3, 3.98%,
11/16/2009	180,202	179,157
MSCC Heloc Trust,
Series 2003-1, Class A, 5.14%,
11/25/2015	71,479	70,506
Nissan Auto Receivables Owner Trust,
Series 2005-B, Class A3, 3.99%,
7/15/2009	186,863	186,160
Onyx Acceptance Owner Trust,
Series 2004-C, Class A4, 3.50%,
12/15/2011	167,499	166,256
Triad Auto Receivables Owner Trust,
Series 2005-B, Class A3, 4.28%,
6/14/2010	153,546	152,966
Wachovia Asset Securitization Inc.,
Series 2003-HE2, Class AII1, 5.13%,
6/25/2033	53,694	53,532
WFS Financial Owner Trust,
Series 2005-3, Class A4, 4.39%,
5/17/2013 ††	300,000	298,320
Total Asset Backed Securities
(Cost $ 2,021,164)		2,016,190

Collateralized Mortgage Obligations (16.71%)

CS First Boston Mortgage Securities,
Series 2004-AR5, Class 10A1, 5.00%,
6/25/2034	127,564	128,188
FHLMC Structured Pass Through
Securities, Series T-58, Class 2A,
6.50%, 9/25/2043	286,186	294,008
Fannie Mae Grantor Trust,
Series 2004-T3, Class 1A1, 6.00%,
2/25/2044	465,968	471,693
Fannie Mae Whole Loan,
Series 2004-W8, Class 3A, 7.50%,
6/25/2044	191,777	202,620
Fannie Mae
Series 2002-16, Class XU, 5.50%,
4/25/2017	3,100,000	3,134,575
Fannie Mae
Series 2002-49, Class KG, 5.50%,
8/25/2017	500,000	505,261
Fannie Mae
Series 2003-92, Class HP, 4.50%,
9/25/2018	463,745	454,707
MLCC Mortgage Investors, Inc.,
Series 2003-B, Class A1, 5.21%, 4/25/2028	79,210	76,939
MLCC Mortgage Investors, Inc.,
Series 2003-D, Class A, 5.18%, 8/25/2028	95,551	94,875
Sequoia Mortgage Trust,
Series 10, Class 1A, 5.40%, 10/20/2027 ††	93,130	92,950
Washington Mutual,
Series 2003-AR1, Class A6, 4.48%,
3/25/2033	444,113	442,650
Total Collateralized Mortgage
Obligations (Cost $ 5,821,782)		5,898,466

Corporate Bonds (19.17%)

Consumer Discretionary (3.39%)
Fedex Corp., 7.52%, 1/15/2018	115,330	122,635
Honeywell International, 6.13%, 11/1/2011	250,000	259,963
Ingersoll-Rand Co., 4.75%, 5/15/2015	125,000	117,543
Masco Corp., 5.88%, 7/15/2012	175,000	175,151
McDonald’s Corp., 8.88%, 4/1/2011	125,000	140,332
Prologis, 5.25%, 11/15/2010	85,000	85,116
Thermo Fisher Scientific, 5.00%, 6/1/2015	125,000	116,431
Thomson Corp., 6.20%, 1/5/2012	175,000	180,593
		1,197,764
Consumer Staples (1.36%)
Conagra Foods Inc, 7.88%, 9/15/2010	99,000	106,423
Kellogg Co., 6.60%, 4/1/2011	210,000	219,276
Kraft Foods Inc., 6.25%, 6/1/2012	150,000	155,650
		481,349
Energy (0.48%)
Marathon Oil Corp., 6.13%, 3/15/2012	165,000	170,809

Financials (11.56%)
American Express Credit Co., 5.00%,
12/2/2010	175,000	175,674
Bank of America Corp., 7.40%, 1/15/2011	300,000	319,661
Bank One Corp., 10.00%, 8/15/2010	230,000	258,106
Berkley Corp., 5.13%, 9/30/2010	150,000	151,031
Citigroup Inc., 6.50%, 1/18/2011	115,000	119,778
City National Bank, 6.75%, 9/1/2011	250,000	259,517
First Tennessee Bank, 5.05%, 1/15/2015	200,000	187,907
First Union National Bank, 7.80%, 8/18/2010	300,000	321,531
Firstar Bank N.A. Minnesota, 7.13%,
12/1/2009	150,000	156,051
Fort Eustis, 4.98%, 12/15/2020 †	200,000	192,314
Goldman Sachs Group Inc., 6.88%,
1/15/2011 ††	225,000	235,561
IBM International Group Capital, 5.05%,
10/22/2012	300,000	299,863
Marshall & Ilsley Bank, 6.38%, 9/1/2011	200,000	209,454
Manufactures & Traders Trust Co.,
5.59%, 12/28/2020	169,000	163,262
Metlife Inc., 5.38%, 12/15/2012 ††	80,000	80,661
Morgan Stanley, 6.75%, 4/15/2011	250,000	261,241
National City Bank, 6.20%, 12/15/2011	150,000	154,098
National City Bank of Kentucky, 6.30%,
2/15/2011	75,000	76,397
PNC Funding Corp., 6.13%, 2/15/2009	150,000	151,364
Safeco Corp., 4.88%, 2/1/2010 †	150,000	150,584
U.S. Bank N.A Minnesota, 6.38%, 8/1/2011	150,000	156,317
		4,080,372
Health Care (0.93%)
American Home Product, 6.95%, 3/15/2011	135,000	142,940
Schering-Plough Corp., 5.55%, 12/1/2013	185,000	185,757
		328,697
Materials (0.97%)
Alcoa Inc., 6.00%, 1/15/2012	165,000	168,470
Bemis Company Inc., 4.86%, 4/1/2012	175,000	172,373
		340,843
Utilities (0.48%)
General Electric Co., 5.00%, 2/1/2013	170,000	168,651
Total Corporate Bonds
(Cost $ 6,798,105)		6,768,485

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments, continued
Intermediate Bond Fund	October 31, 2007

Medium Term/Senior Note (0.66%)
	Principal
Security Description	($)	Value ($)
Stanford University, 6.16%, 4/30/2011	225,000	233,844
Total Medium Term/Senior Note
(Cost $ 225,000)		233,844

Taxable Municipal Bonds (8.28%)

Arkansas (1.24%)
Water-Waste Disposal, Series A, GO,
6.00%, 7/1/2008, OID	435,000	438,427

Illionos (1.92%)
Chicago, Series C, 4.69%, 1/1/2011	175,000	173,924
Chicago, Series D, GO, 4.72%, 1/1/2012	200,000	197,904
Pension, GO, 3.55%, 6/1/2011	170,000	161,801
Loyola University, Series C,
4.80%, 7/1/2013	150,000	144,774
		678,403
Iowa (0.78%)
Davenport, Series A, GO, 4.60%, 6/1/2012	160,000	157,349
Des Moines, Hotel & Motel, Series B,
GO, 5.85%, 12/1/2011, OID	115,000	118,637
		275,986
Maine (0.82%)
GO, 3.25%, 6/15/2010	300,000	288,495

Minnesota (0.50%)
Kandiyohi Country, Series A,
5.00%, 6/15/2015	180,000	176,661

Mississippi (0.53%)
Jackson County, 5.00%, 6/1/2013	190,000	188,016

Oregon (0.64%)
Alternative Energy Project,
Series F, GO, 5.25%, 10/1/2009, OID	225,000	226,042

Pennsylvania (0.53%)
Bethlehem, Series B, GO,
4.85%, 11/1/2013	190,000	185,731

Tennessee (0.50%)
Series B, GO, 6.00%, 2/1/2009	175,000	177,412

Texas (0.47%)
Water Financial Assistance, GO,
3.50%, 8/1/2011	175,000	165,818

Wisconsin (0.35%)
Series A, GO, 4.80%, 5/1/2013	125,000	122,576
Total Taxable Municipal Bonds
(Cost $ 2,967,682)		2,923,567

U.S. Government Agency Pass-Through Securities (16.12%)

Fannie Mae
3.96%, 6/1/2033, Pool #708318	194,179	194,613
4.17%, 2/1/2009, Pool #386844	456,127	451,434
4.25%, 3/1/2034, Pool #776486	199,238	198,961
4.61%, 7/1/2012, Pool #387461	1,250,000	1,229,451
4.67%, 1/1/2010, Pool #385732	450,556	448,412
4.73%, 12/1/2012, Pool #385682	451,503	444,728
4.83%, 1/1/2035, Pool #810896	1,037,093	1,039,503
5.01%, 4/1/2011, Pool #387392	727,259	726,828
5.77%, 11/1/2021, Pool #365421	151,969	154,720
		4,888,650
Freddie Mac
4.50%, 11/1/2018, Pool #B10834	810,356	785,836
7.22%, 4/1/2029, Pool #846367	13,886	13,973
		799,809
Total U.S. Government Agency
Pass-Through Securities
(Cost $ 5,814,455)		5,688,459

U.S. Government Agency Securities (12.62%)

Fannie Mae
5.00%, 5/11/2017	500,000	502,188
5.20%, 6/2/2008	100,000	100,329
5.63%, 11/15/2021	1,500,000	1,501,669
Federal Farm Credit Bank, 5.00%,
9/21/2009	500,000	505,783
Federal Home Loan Bank, 5.35%,
12/28/2009	500,000	500,636
Freddie Mac, 5.40%, 12/27/2011	750,000	753,762
TVA Principal Strip, Zero Coupon,
11/1/2025	1,500,000	589,730
Total U.S. Government Agency
Securities (Cost $ 4,377,044)		4,454,097

U.S. Treasury Obligations (12.06%)

U.S. Treasury Notes
4.00%, 2/15/2015	300,000	293,766
4.25%, 1/15/2011	450,000	453,515
4.38%, 8/15/2012	335,000	339,265
4.50%, 11/15/2015	1,500,000	1,511,837
5.13%, 5/15/2016	1,500,000	1,574,297
U.S. Treasury Bond, 7.25%, 5/15/2016	70,000	83,863
Total U.S. Treasury Obligations
(Cost $ 4,170,916)		4,256,543

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments, continued
Intermediate Bond Fund	October 31, 2007

Money Market (7.76%)
Security Description	Shares	Value ($)
American Beacon Money Market
Select Fund	2,738,610	2,738,610
Total Money Market (Cost $ 2,738,610)		2,738,610

Total Investments
(Cost $ 34,934,758) (a) — 99.09%		34,978,261
Other assets in excess of liabilities — 0.91%		319,978

NET ASSETS — 100.00%		$35,298,239

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities
† -	Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.
†† -	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at October 31, 2007.
GO -	General Obligation
OID -	Original Issue Discount

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	October 31, 2007

Municipal Bonds (98.83%)
	Principal
Security Description	($)	Value ($)
Augusta Waterworks Revenue,
Series A, 5.00%, 4/1/2019, Callable
10/1/2014 @ 100, RADIAN	1,180,000	1,211,117
Burlington Environmental Improvement
Revenue, Series A, 3.60%, 9/1/2035,
Callable 12/26/2007 @ , FGIC †	2,000,000	2,000,000
Butler & Sedgwick County, School
District #385, GO, 5.00%, 9/1/2018,
Callable 9/1/2015 @ 100, MBIA	2,000,000	2,135,860
Butler & Sedgwick County, Scholl
District #385, 5.00%, 9/1/2019,
Callable 9/1/2010 @ 100, FGIC	100,000	104,238
Butler & Sedgwick County, School
District #385, 5.60%, 9/1/2012, FSA	1,775,000	1,933,224
Butler County, School District #490, 5.00%,
9/1/2023, Callable 9/1/2015 @ 100, FSA	500,000	525,725
Butler County, School District #490,
Series B, 5.00%, 9/1/2024, Callable
9/1/2015 @ 100, FSA	1,085,000	1,138,610
Cherokee County, COP, 5.00%, 12/1/2021,
Callable 12/1/2015 @ 100, FGIC	1,170,000	1,236,772
Cherokee County, COPS, 6.25%,
12/1/2023, Pre-refunded 6/1/2008
@ 100,	930,000	944,173
Chisholm Creek, Water & Sewer
Revenue, 5.25%, 9/1/2014, Pre-
refunded 9/1/2012 @ 100, MBIA	710,000	763,349
Chisholm Creek, Water & Sewer
Revenue, 5.25%, 9/1/2015, Callable
9/1/2012 @ 100, MBIA	400,000	430,056
Coffeyville Community College,
Series A, 5.05%, 10/1/2025, Callable
10/1/2015 @ 100,	1,975,000	2,142,143
Cowley County, School District #465,
GO , 5.25%, 10/1/2015, Callable
10/1/2013 @ 100, MBIA	1,310,000	1,413,189
Dodge Citi, School District #443, GO,
4.70%, 9/1/2015, Callable 9/1/2008 @
100, FSA	975,000	982,381
Douglas County, GO, Series A, 5.00%,
8/1/2018, Callable 8/1/2013 @ 100,
AMBAC	1,935,000	2,035,251
Ellis Water System Revenue, 5.00%,
10/1/2026, Call/Sink 10/1/2016 @ 100,	700,000	676,704
Finney County, GO, 5.00%, 12/1/2010,
Callable 12/24/2007 @ 100, MBIA	500,000	500,600
Franklin County, COP, Mental Health,
4.75%, 9/1/2021, Callable 9/1/2013
@ 100,	750,000	746,198
Franklin County, School District #289,
GO, 5.35%, 9/1/2011, Sinkable, FSA	230,000	246,705
Garnett Combined Utility Revenue,
5.00%, 10/1/2017, Callable 10/1/2008
@ 100, MBIA	455,000	460,651
Geary County, School District #475, GO,
5.25%, 9/1/2018, Callable 9/1/2015 @
100, MBIA	795,000	867,830
Geary County, School District #475, GO,
5.25%, 9/1/2020, Callable 9/1/2015 @
100, MBIA	2,025,000	2,232,055
Gray County, School District #102,
5.00%, 9/1/2015, Callable 9/1/2008
@ 100,	800,000	807,592
Gray County, School District #102, GO,
6.80%, 9/1/2015, Callable 12/24/2007
@ 100,	10,000	10,014
Great Bend, Water System Revenue,
Series A, 5.15%, 9/1/2019,
Pre-refunded 9/1/2008 @ 100,	1,000,000	1,013,780
Harvey County, School District #373,
GO, 4.80%, 9/1/2018, Callable
9/1/2008 @ 100, FSA	2,000,000	2,012,220
Hoisington Public Buildging Corp.,
Health Care Facilities Revenue,
5.00%, 11/1/2023, Callable 11/1/2014
@ 100, AMBAC	1,700,000	1,779,526
Johnson County, Community
College,Student Commons & Parking
Revenue, 5.00%, 11/15/2024, Callable
11/15/2012 @ 100, AMBAC	1,000,000	1,035,910
Johnson County, Park & Recreation
Foundation Revenue,Series B, 5.00%,
9/1/2023, Callable 9/1/2013 @ 100,	870,000	906,940
Johnson County, Park & Recreation
Foundation, 5.38%, 9/1/2016,
Callable 9/1/2011 @ 100,	1,000,000	1,051,120
Johnson County, School District #231,
GO, 5.00%, 10/1/2023, Callable
10/1/2014 @ 100, FGIC	1,080,000	1,129,972
Johnson County, School District #231,
GO, 5.00%, 10/1/2025, Callable
10/1/2016 @ 100, AMBAC	1,070,000	1,126,507
Johnson County, School District #232,
4.35%, 9/1/2014, Callable 9/1/2013 @
100, FGIC	600,000	620,550
Johnson County, School District # 232,
GO, 5.00%, 3/1/2015, MBIA	500,000	541,665
Johnson County, School District #232,
GO, 5.25%, 9/1/2020, Callable
9/1/2015 @ 100, FSA	1,325,000	1,434,299
Johnson County, School District #232,
GO, 5.25%, 9/1/2023, Callable
9/1/2015 @ 100, FSA	1,000,000	1,074,850
Johnson County, School District #233,
GO, 5.00%, 9/1/2014, Callable
9/1/2009 @ 100, FGIC	1,000,000	1,022,830
Johnson County, School District #233,
GO, 5.50%, 9/1/2014, FGIC	325,000	360,383
Johnson County, Water District #1,
5.00%, 6/1/2012, Callable 12/1/2011
@ 100,	1,000,000	1,054,500
Johnson County, Water District #1,
5.00%, 12/1/2013, Callable 12/1/2011
@ 100	750,000	788,843
Junction City, Water & Sewer, 5.00%,
6/1/2008	1,000,000	1,006,350
Junction City, Water & Sewer, GO,
4.80%, 9/1/2016, Callable/Sink
9/1/2008 @ 100, MBIA, OID	1,620,000	1,632,393
Kingman County, School District #331,
GO, 5.80%, 10/1/2016, pre-refunded
10/1/2010 @ 100, FGIC, OID	1,545,000	1,646,275
La Cygne, Environmental Improvements
Revenue, Kansas City Power and
Light, 4.05%, 3/1/2015, XLCA	382,000	388,284
Lawrence Hospital Revenue, Lawrence
Memorial Hospital, 5.25%, 7/1/2021,
Callable 7/1/2016 @ 100	610,000	638,011
Lawrence Hospital Revenue, Lawrence
Memorial Hospital, 5.38%, 7/1/2016,
Callable 7/1/2013 @ 100	1,000,000	1,054,430
Lawrence Hospital Revenue, Lawrence
Memorial Hospital, 6.00%, 7/1/2019,
Pre-refunded 7/1/2009 @ 100, RADIAN	1,000,000	1,040,640
Leavenworth Counnty,School District
#464, GO, 5.00%, 9/1/2025, Callable
9/1/2015 @ 100, MBIA	1,380,000	1,497,880

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments, continued
Kansas Tax-Exempt Bond Fund	October 31, 2007

Municipal Bonds, continued
	Principal
Security Description	($)	Value ($)
Leavenworth Counnty,School District
#469, 5.00%, 9/1/2024, Callable
9/1/2015 @ 100, FGIC	1,000,000	1,085,420
Leawood, GO, Series A, 5.25%,
9/1/2016, Callable 9/1/2009 @ 100	340,000	351,128
Leawood, GO, Series B, 5.00%,
9/1/2010, Callable 12/24/2007 @ 100	105,000	105,069
Lenexa Health Care Facilities Revenue,
6.88%, 5/15/2032, Callable 5/15/2012
@ 101	1,500,000	1,715,625
Lyon County, School District #253, GO,
5.00%, 9/1/2012, FGIC	250,000	265,698
Maize Public Building Commission
Revenue, 5.25%, 5/1/2025, Callable
5/1/2011 @ 100	1,000,000	1,002,200
Maize, Water System Revenue, 5.25%,
8/1/2026, Callable 8/1/2016 @ 100	1,000,000	1,002,700
Miami County, School District #367, GO,
Class A, 5.00%, 9/1/2016, Call/Sink
9/1/2008 @ 100, FGIC	900,000	910,368
Miami County, School District #367, GO,
Class A, 5.00%, 9/1/2025, Callable
9/1/2015 @ 100, FSA	1,310,000	1,372,068
Miami County, School District #416, GO,
5.00%, 9/1/2020, Callable 9/1/2016 @
100, MBIA	1,125,000	1,194,120
Newton, Wastewater Treatment System
Revenue, 4.90%, 3/1/2012, Callable
12/24/2007 @ 100	700,000	700,693
Olathe, Health Facilities Revenue,
Olathe County Hospital, 3.50%,
9/1/2029, AMBAC †	2,700,000	2,700,000
Olathe, Health Facilities Revenue,
Olathe County Hospital, 3.58%,
9/1/2032, Callable 11/21/2007 @ 100,
AMBAC	500,000	500,000
Olathe,Special Obligation, Tax
Increment Revenue, 4.75%, 3/1/2011	1,000,000	986,960
Olathe,Special Obligation, Tax
Increment Revenue, 5.00%, 3/1/2016	500,000	487,675
Olathe,Special Obligation, Tax
Increment Revenue, 5.45%, 9/1/2022,
Callable 3/1/2017 @ 100, OID	660,000	655,967
Overland Park,GO, 5.00%, 9/1/2019,
Callable 9/1/2013 @ 100	630,000	665,753
Pittsburg, Special Obligation, Tax
Increment Revenue, 4.90%, 4/1/2024,
Call/Sink 4/1/2016 @ 100, OID	1,250,000	1,242,975
Pratt, Electric System Revenue, 6.60%,
11/1/2007, AMBAC	70,000	70,000
Pratt, Public Building Commission
Revenue, 4.75%, 12/1/2018, Call/Sink
12/1/2011 @ 100	425,000	424,987
Reno County, School District #308,GO,
Series A, 5.00%, 9/1/2016, MBIA	500,000	543,420
Rice County, COP, 5.30%, 12/1/2019,
Callable 12/1/2009 @ 100, MBIA	1,425,000	1,474,647
Riley County, School District #383,
5.00%, 11/1/2014, Callable 11/1/2011
@ 100, MBIA	1,000,000	1,046,290
Rice County, School District #444,
GO, 5.08%, 9/1/2014, Call/Sink
12/24/2007 @ 100	755,000	755,853
Roeland, Special Obligation Revenue,
5.38%, 8/1/2019, Callable 8/1/2015 @
100, OID	500,000	492,480
Salina, Hospial Revenue, Salina Regional
Health Center, 5.00%, 10/1/2020,
Callable 4/1/2016 @ 100	460,000	476,910
Salina, Hospial Revenue, Salina Regional
Health Center, 5.00%, 10/1/2023,
Callable 4/1/2016 @ 100	470,000	482,963
Saline County, School District #305,
GO, 4.75%, 9/1/2014, Callable
9/1/2008 @ 100, FSA	2,025,000	2,043,934
Saline County, School District #305,
GO, 5.50%, 9/1/2017, Callable
9/1/2011 @ 100, FSA	220,000	234,791
Saline County, School District #305,
GO, 5.50%, 9/1/2017, Pre-refunded
9/1/2011 @ 100, FSA	780,000	827,284
Sedgwick & Shawnee, Single Family
Revenue, Series A-2, 6.50%,
12/1/2016, GNMA	30,000	31,097
Sedgwick & Shawnee, Single Family
Revenue, Series A-2, 6.70%, 6/1/2029,
GNMA	170,000	170,196
Sedgwick & Shawnee, Single Family
Revenue, Series B-1, 8.05%, 5/1/2014,
GNMA	25,000	25,680
Sedgwick County, School District
#260, GO, 5.50%, 10/1/2013, Callable
10/1/2009 @ 100, FGIC	1,595,000	1,656,248
Sedgwick County, School District
#260, GO, 5.50%, 10/1/2014, Callable
10/1/2009 @ 100, FGIC	1,675,000	1,739,940
Sedgwick County, School District #261,
GO 4.00%, 11/1/2013, FSA	500,000	509,875
Sedgwick County, School District
#261, GO, 4.75%, 11/1/2017, Callable
11/1/2009 @ 100, FSA	1,525,000	1,564,848
Seneca, Kansas Public Building
Common Revenue, 4.88%, 9/1/2027,
Callable 9/1/2014 @ 100	1,000,000	955,260
Shawnee County Kansas Ctfs Partn
Energy Conservation Project, COP,
5.00%, 9/1/2022, Callable 9/1/2015
@ 100	1,640,000	1,705,534
Shawnee County Kansas Ctfs Partn,
COP, 4.50%, 12/1/2008	515,000	518,414
Shawnee County, School District #501,
5.00%, 8/1/2013, FSA	1,000,000	1,070,340
Shawnee County, Series A, GO, 5.00%,
9/1/2019, Callable 9/1/2015 @ 100,
FSA	700,000	744,163
State, Department of Transportation,
Highway Revenue, 5.50%, 9/1/2014	1,000,000	1,110,140
State, Department of Transportation,
Highway Revenue, Series C-1, 3.22%,
9/1/2021, Callable 12/3/2007 @ 100 †	1,400,000	1,400,000
State, Department of Transportation,
Highway Revenue, Series C-1, 3.45%,
9/1/2019, Callable 12/3/2007 @ 100 †	1,000,000	1,000,000
State, Department of Transportation,
Highway Revenue, Series C-1, 3.86%,
9/1/2020, Callable 12/3/2007 @ 100	1,000,000	1,000,000
State, Department of Transportation,
Highway Revenue, Series C-2, 3.45%,
9/1/2019, Callable 12/3/2007 @ 100 †	1,000,000	1,000,000
State, Department of Transportation,
Highway Revenue, Series C-2, 3.60%,
9/1/2014, FSA	1,000,000	1,000,000

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments, continued
Kansas Tax-Exempt Bond Fund	October 31, 2007

Municipal Bonds, continued
	Principal
Security Description	($)	Value ($)
State, Development Finance Authority
Health Facilities Revenue, Stormont-vail
Healthcare Inc., 5.00%, 11/15/2027,
Call/Sink 11/15/2017 @ 100, MBIA	1,875,000	1,949,963
State, Development Finance Authority
Health Facilities Revenue, Stormont-
vail Healthcare Inc., Series K, 5.75%,
11/15/2012, Callable 11/15/2011 @
100, MBIA	1,000,000	1,069,480
State, Development Finance Authority
Health Facilities Revenue,Hays Medical
Center, Inc., Series B, 3.45%, 5/15/2026 †	3,000,000	3,000,000
State, Development Finance Authority
Health Facilities Revenue,Hays
Medical Center, Inc., Series B, 5.00%,
11/15/2022, Callable 11/15/2015 @ 100	500,000	518,385
State, Development Finance Authority
Health Facilities Revenue,Hays
Medical Center, Inc., Series B, 5.38%,
11/15/2010, MBIA	500,000	500,245
State, Development Finance Authority
Health Facilities Revenue,Hays
Medical Center, Inc., Series B, 5.50%,
11/15/2017, MBIA	500,000	500,260
State, Development Finance Authority
Health Facilities Revenue,St. Lukes/
Shawnee Mission Health System,
Inc., 5.38%, 11/15/2016, Callable
12/24/2007 @ 101, MBIA,OID	500,000	505,400
State, Development Finance Authority
Housing Development Revenue,
GNMA Collateral, 5.35%, 5/20/2023,
Callable 5/20/2013 @ 105	1,000,000	1,063,020
State, Development Finance Authority
Revenue, 5.00%, 8/1/2011, AMBAC	500,000	525,951
State, Development Finance Authority
Revenue, 5.00%, 8/1/2011, Callable
8/1/2009 @ 100, MBIA	500,000	510,565
State, Development Finance Authority
Revenue, 5.00%, 4/1/2013, FGIC	150,000	160,227
State, Development Finance Authority
Revenue, 5.00%, 5/1/2013, MBIA	500,000	534,070
State, Development Finance Authority
Revenue, 5.00%, 10/1/2013, Callable
10/1/2012 @ 100, AMBAC	500,000	529,360
State, Development Finance Authority
Revenue, 5.00%, 10/1/2016	1,585,000	1,725,003
State, Development Finance Authority
Revenue, 5.00%, 10/1/2021, Callable
4/1/2013 @ 102, AMBAC	2,750,000	2,904,715
State, Development Finance Authority
Revenue, 5.00%, 10/1/2022, Callable
10/1/2015 @ 100	1,140,000	1,205,482
State, Development Finance Authority
Revenue, 5.00%, 11/1/2020, Callable
11/1/2016 @ 100, FGIC	750,000	796,845
State, Development Finance Authority
Revenue, 5.00%, 11/1/2021, Callable
11/1/2016 @ 100, FGIC	500,000	529,305
State, Development Finance Authority
Revenue, 5.00%, 11/1/2025, Callable
11/1/2016 @ 100, FGIC	1,000,000	1,049,450
State, Development Finance Authority
Revenue, 5.00%, 2/1/2026, Call/Sink
2/1/2016 @ 100, XLCA	2,000,000	2,087,660
State, Development Finance Authority
Revenue, 5.00%, 4/1/2017, Callable
4/1/2014 @ 101, FGIC	595,000	636,406
State, Development Finance Authority
Revenue, 5.00%, 4/1/2018, Callable
4/1/2014 @ 101, FGIC	500,000	534,880
State, Development Finance Authority
Revenue, 5.00%, 4/1/2019, Callable
4/1/2009 @ 100, AMBAC	1,000,000	1,013,910
State, Development Finance Authority
Revenue, 5.00%, 4/1/2020, Callable
4/1/2014 @ 101, FGIC	515,000	543,989
State, Development Finance Authority
Revenue, 5.00%, 5/1/2021, Callable
5/1/2015 @ 100, AMBAC	2,090,000	2,201,961
State, Development Finance Authority
Revenue, 5.25%, 11/1/2010	650,000	683,521
State, Development Finance Authority
Revenue, 5.25%, 5/1/2011, Callable
11/1/2008 @ 100	1,000,000	1,017,980
State, Development Finance Authority
Revenue, 5.25%, 10/1/2018, Callable
10/1/2012 @ 100, AMBAC	1,610,000	1,709,820
State, Development Finance Authority
Revenue, 5.50%, 8/1/2015, Callable
8/1/2011 @ 100, MBIA	1,500,000	1,604,745
State, Development Finance Authority
Revenue, 5.50%, 3/1/2016, Callable
3/1/2011 @ 100, AMBAC	650,000	688,519
State, Development Finance Authority
Revenue, Energy Conservation
Project, 5.40%, 4/1/2010, Callable
12/24/2007 @ 100	500,000	500,510
State, Development Finance Authority
Revenue, Sisters Of Charity
Leavenworth, 5.00%, 12/1/2025,
Callable 6/1/2008 @ 101, MBIA	735,000	743,497
State, Development Finance Authority
Revenue, University of Kansas Athletic
Facility, 5.00%, 6/1/2018, Callable
6/1/2014 @ 100	1,000,000	1,047,250
State, Development Finance Authority
Revenue, University of Kansas Athletic
Facility, 5.00%, 6/1/2021, Callable
6/1/2014 @ 100	1,235,000	1,280,423
State, Development Finance Authority
Water Pollution Control Revenue,
5.00%, 11/1/2007	500,000	500,000
State, Development Finance Authority
Water Pollution Control Revenue, 5.00%,
11/1/2019, Callable 11/1/2011 @ 100	2,000,000	2,076,040
State, Development Finance Authority
Water Pollution Control Revenue, 5.50%,
11/1/2013, Callable 11/1/2012 @ 100	900,000	976,590
State, Development Finance Authority
Water Pollution Control Revenue,
5.50%, 11/1/2015	200,000	224,114
State, Development Finance Authority
Water Pollution Control Revenue, 5.50%,
11/1/2019, Callable 11/1/2012 @ 100 †	960,000	1,028,573
State, Development Finance Authority, Lease
Revenue, Department of Administration,
Series J-1, 3.55%, 12/1/2018	500,000	500,000
State, Development Finance Authority,
Lease Revenue, Department of
Administration, Series J-2, 3.55%,
12/1/2034	1,000,000	1,000,000
State, Development Finance Authority,
Lease Revenue, Department of
Juvenile Justice Authority, Series D,
5.25%, 5/1/2016, MBIA	1,275,000	1,331,062

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments, continued
Kansas Tax-Exempt Bond Fund	October 31, 2007

Municipal Bonds, continued
	Principal
Security Description	($)	Value ($)
State, Development Finance Authority,
Water Supply Revenue, 5.00%,
4/1/2023, Callable 4/1/2014 @ 100	1,725,000	1,804,695
State, Independent College Finance
Authority, Friends University, 4.75%,
10/1/2021, Callable 10/1/2011 @ 100	1,500,000	1,501,995
State, Independent College Finance
Authority, Newman University, 6.00%,
10/1/2021, Callable 12/24/2007 @ 100	750,000	744,690
State, Turnpike Authority, Turnpike
Revenue, Series A-2, 5.00%, 9/1/2020,
Callable 9/1/2014 @ 101, FSA	500,000	529,695
Sumner County, School District #357,
GO, 5.55%, 9/1/2013, Callable
12/24/2007 @ 100, AMBAC	95,000	95,085
Topeka Public Building Commn
Revenue, 5.00%, 6/1/2013, MBIA	1,140,000	1,218,124
University of Kansas Hospital Authority
Health Facilities Revenue, 3.58%,
9/1/2034, Callable 11/21/2007 @ 100 †	900,000	900,000
University of Kansas Hospital Authority
Health Facilities Revenue, 5.00%,
9/1/2021, Callable 9/1/2016 @ 100	1,000,000	1,025,030
University of Kansas Hospital Authority
Health Facilities Revenue, 5.25%,
9/1/2013, Callable 9/1/2012 @ 100	450,000	483,404
University of Kansas Hospital Authority
Health Facilities Revenue, 5.40%,
9/1/2013, Callable 9/1/2009 @ 100,
AMBAC	275,000	284,724
University of Kansas Hospital Authority
Health Facilities Revenue, 5.50%,
9/1/2011	300,000	321,165
University of Kansas Hospital Authority
Health Facilities Revenue, 5.50%,
9/1/2015, Callable 9/1/2009 @ 100,
AMBAC	1,645,000	1,706,046
University of Kansas Hospital Authority
Health Facilities Revenue, 6.00%,
9/1/2016, Callable 9/1/2012 @ 100	1,120,000	1,240,042
Washburn University of Topeka,
Revenue, 5.45%, 7/1/2008, AMBAC	485,000	491,402
Wellington, Water & Sewer Revenue,
5.15%, 5/1/2018, Pre-refunded
5/1/2008 @ 100, AMBAC	1,000,000	1,006,470
Wichita, Hospital Facilities Revenue, 5.00%,
11/15/2013, Callable 11/15/2011 @ 101	295,000	305,186
Wichita, Hospital Facilities Revenue,
5.25%, 11/15/2015, Callable
11/15/2011 @ 101 †	335,000	348,021
Wichita, Hospital Facilities Revenue,
5.40%, 11/15/2008	2,085,000	2,119,131
Wichita, Hospital Facilities Revenue,
5.50%, 11/15/2017, Callable
11/15/2011 @ 101	500,000	530,175
Wichita, Hospital Facilities Revenue,
6.25%, 11/15/2019, Callable
11/15/2011 @ 101	750,000	813,345
Wichita, Hospital Facilities Revenue, 6.38%,
11/15/2019, Call/Sink 11/15/2009 @ 101	700,000	739,928
Wichita, Hospital Facilities Revenue, 6.75%,
11/15/2014, Call/Sink 11/15/2009 @ 101	1,000,000	1,066,500
Wichita, Hospital Facilities Revenue,
6.75%, 11/15/2019, Call/Sink
11/15/2009 @ 101	2,000,000	2,131,800
Wichita, Sales Tax Revenue, GO, 5.00%,
10/1/2012	2,325,000	2,473,335
Wichita, Sales Tax Revenue, GO, 5.00%,
4/1/2017, Callable 4/1/2009 @ 101	200,000	205,116
Wichita, Water & Sewer Utility
Revenue, 4.70%, 10/1/2012, Callable
12/24/2007 @ 100, FGIC	2,000,000	2,001,900
Wichita, Water & Sewer Utility Revenue,
5.00%, 10/1/2016, Callable 10/1/2014
@ 100, FGIC	500,000	534,870
Wichita, Water & Sewer Utility Revenue,
GO, 5.00%, 10/1/2012, FGIC	1,000,000	1,063,800
Winfield, Educational Facilities Revenue,
5.00%, 10/1/2018, Callable 10/1/2011
@ 100	1,125,000	1,115,629
Wyandotte County, Government
Transportation Development
Revenue, Cabelas Project, 5.00%,
12/1/2021, Callable 6/1/2016 @ 100	1,280,000	1,260,890
Wyandotte County, Government
Transportation Development
Revenue, Legends Village West
Project, 4.60%, 10/1/2016	240,000	232,990
Wyandotte County, Government
Transportation Development
Revenue, Legends Village West
Project,, 4.88%, 10/1/2028, Callable
10/1/2016 @ 100, OID	490,000	458,326
Wyandotte County, Government Utility
System Revenue, 4.75%, 9/1/2018,
Callable 3/1/2009 @ 101, MBIA, OID	2,000,000	2,031,520
Wyandotte County, Government Utility
System Revenue, 5.00%, 9/1/2024,
Callable 9/1/2014 @ 100, FSA	250,000	261,743
Wyandotte County, Government Utility
System Revenue, 6.00%, 5/1/2015,
Callable 5/1/2011 @ 100, MBIA	1,975,000	2,132,467
Wyandotte County, School District
#202, GO, 5.00%, 9/1/2013, AMBAC	1,000,000	1,071,270
Wyandotte County, School District
#204, GO, 5.00%, 9/1/2024, Callable
9/1/2015 @ 100, FGIC	1,000,000	1,049,410
Wyandotte County, School District
#500, GO, 5.25%, 9/1/2012, Callable
9/1/2011 @ 100, FSA	1,805,000	1,917,668
Wyandotte County, School District
#500, GO, 5.25%, 9/1/2015, Callable
9/1/2013 @ 102, FSA	1,000,000	1,096,619
Wyandotte County, School District
#500, GO, 5.50%, 9/1/2016, Callable
9/1/2012 @ 100, FSA	200,000	217,228
Total Municipal Bonds
(Cost $ 176,560,301)		178,462,918

Money Market (0.70%)
	Shares
Federated Tax-Exempt Money Market Fund	1,262,033	1,262,033
Total Money Market (Cost $ 1,262,033)		1,262,033

Total Investments
(Cost $ 177,822,334) (a) — 99.53%		179,724,951
Other assets in excess of liabilities — 0.47%		855,970
NET ASSETS — 100.00%		$180,580,921

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities
† -	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at October 31, 2007.
GO -	General Obligation
OID -	Original Issue Discount

See Notes to Financial Statements

American Independence Funds

Statements of Assets and Liabilities

October 31, 2007
		Financial				Kansas Tax-
		Services	International	Short-Term	Intermediate	Exempt Bond
	Stock Fund	Fund	Equity Fund	Bond Fund	Bond Fund	Fund
Assets:
Investments, at cost	$86,913,114	$1,696,490	$103,797,963	$61,609,608	$34,934,758	$177,822,334
Investments, at value	112,138,266	1,699,223	137,981,939	61,880,747	34,978,261	179,724,951
Cash	—	641,295	—	—	—	—
Foreign currency, at value (costs $0, $0,
$10,833, $0, $0, $0)	—	—	11,091	—	—	—
Interest and dividends receivable	117,895	1,493	186,078	562,997	377,105	2,145,237
Receivable for capital shares issued	171,896	—	195,508	221,607	24,142	229,561
Receivable for investments sold	911,708	3,897	—	—	—	—
Reclaims receivable	—	—	138,523	—	—	—
Receivable from Investment Adviser	—	14,630	3,731	27,295	17,052	46,090
Prepaid expenses	67,294	18,886	25,585	13,143	10,929	21,143
Total Assets	113,407,059	2,379,424	138,542,455	62,705,789	35,407,489	182,166,982
Liabilities:
Dividends payable	—	—	—	72,802	42,297	201,530
Payable for investments purchased	121,650	343,981	—	—	—	1,214,830
Payable for capital shares redeemed	22,875	—	67	28,641	16,022	—
Accrued expenses and other payables:
Investment advisory	103,952	4,850	97,993	22,441	12,716	48,695
Administration	19,203	312	22,398	10,477	6,257	30,181
Accounting	3,155	3,062	2,967	4,875	4,521	5,318
Distribution and Service	82	125	28	3	3	213
Other	57,648	15,344	75,143	37,582	27,434	85,294
Total Liabilities	328,565	367,674	198,596	176,821	109,250	1,586,061
Net Assets	$113,078,494	$2,011,750	$138,343,859	$62,528,968	$35,298,239	$180,580,921

Composition of Net Assets:
Capital	$68,496,528	$2,087,322	$94,687,247	$62,532,005	$35,569,717	$180,998,553
Accumulated net investment income	1,591,956	4,232	1,968,676	(7,598)	88,032	86,334
Accumulated net realized gains (losses)
from investment transactions	17,764,858	(82,537)	7,610,496	(266,578)	(403,013)	(2,406,583)
Unrealized appreciation	25,225,152	2,733	34,077,440	271,139	43,503	1,902,617
Net Assets	$113,078,494	$2,011,750	$138,343,859	$62,528,968	$35,298,239	$180,580,921

Net Assets By Share Class:
Institutional Class Shares	$112,734,756	$1,482,474	$138,238,142	$62,513,838	$35,285,276	$179,703,134
Class A Shares	$328,260	$524,380	$95,093	$15,130	$12,963	$845,140
Class C Shares	$15,478	$4,896	$10,624	$—	$—	$32,647
Net Assets	$113,078,494	$2,011,750	$138,343,859	$62,528,968	$35,298,239	$180,580,921

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value):
Institutional Class Shares	6,521,823	153,155	8,228,442	6,210,367	3,451,329	16,977,622
Class A Shares	19,118	54,319	5,699	1,503	1,268	79,857
Class C Shares	902	508	637	—	—	3,085

Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$17.29	$9.68	$16.80	$10.07	$10.22	$10.58
Class A Shares	$17.17	$9.65	$16.69	$10.07	$10.22	$10.58
Class C Shares	$17.16	$9.64	$16.68	NA	NA	$10.58
Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	2.25%	4.25%	4.25%
Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent):
Class A Shares	$18.22	$10.24	$17.70	$10.30	$10.68	$11.05

See Notes to Financial Statements

American Independence Funds

Statements of Operations

For the year ended October 31, 2007
		Financial				Kansas
		Services	International	Short-Term	Intermediate	Tax-Exempt
	Stock Fund	Fund (a)	Equity Fund	Bond Fund	Bond Fund	Bond Fund
Investment Income:
Dividend	$3,020,171	$24,076	$4,016,316	$96,585	$54,128	$71,651
Interest	5,375	—	4,359	2,752,604	1,827,165	7,592,060
Foreign tax withholding	—	—	(368,194)	—	—	—
Total Investment Income	3,025,546	24,076	3,652,481	2,849,189	1,881,293	7,663,711
Expenses:
Investment advisory	1,147,965	18,096	1,014,488	238,727	155,269	506,308
Administration	172,195	2,171	187,869	89,523	58,226	253,154
Distribution - Class A Shares	765	794	228	34	30	1,911
Distribution - Class C Shares	11	4	8	—	—	107
Service - Class A Shares	765	794	228	34	26	1,911
Service - Class C Shares	4	1	3	—	—	35
Accounting	38,041	9,962	42,302	54,769	51,852	62,093
Custodian	22,958	290	56,799	11,936	7,705	33,450
Compliance services	13,180	153	14,275	7,137	4,762	19,976
Transfer Agent	33,917	3,867	33,240	28,562	28,195	40,876
Trustee	21,967	242	23,885	11,623	7,746	32,128
State registration expenses	58,012	11,111	59,072	56,279	55,400	61,688
Legal expenses	39,596	288	42,493	21,221	15,581	60,113
Other	67,848	13,341	84,130	42,733	32,476	97,651
Total expenses before fee reductions	1,617,224	61,114	1,559,020	562,578	417,268	1,171,401
Expenses reduced by: Adviser	(593,875)	(41,270)	(313,451)	(293,866)	(200,034)	(492,116)
Distributor	—	—	—	(27)	(19)	(765)
Net Expenses	1,023,349	19,844	1,245,569	268,685	217,215	678,520

Net Investment Income	2,002,197	4,232	2,406,912	2,580,504	1,664,078	6,985,191

Realized and unrealized gains (losses) from
investments, options, and foreign currency
transactions:
Net realized gains (losses) from investment
transactions	18,546,818	(69,112)	7,610,496	2,438	(187,253)	(13,099)
Net realized gains (losses) from options
transactions	(408,655)	(13,425)	—	—	—	—
Net realized gains (losses) from foreign
currency transactions	—	—	(220,079)	—	—	—
Change in unrealized appreciation/depreciation
from investments	(1,664,727)	2,733	20,715,503	625,045	490,602	(1,743,011)
Change in unrealized appreciation/depreciation
from foreign currency translation	—	—	12,158	—	—	—
Net realized and unrealized gains (losses)	16,473,436	(79,804)	28,118,078	627,483	303,349	(1,756,110)

Net Increase (Decrease) in Net Assets Resulting from
Operations	$18,475,633	$(75,572)	$30,524,990	$3,207,987	$1,967,427	$5,229,081

(a)	Commenced operations on March 1, 2007.

See Notes to Financial Statements

American Independence Funds

Statements of Changes in Net Assets

					Financial
					Services
	Stock Fund				Fund	International Equity Fund				Short-Term Bond Fund
					For the
	For the Years Ended				Period Ended	For the Years Ended				For the Years Ended
	October 31,				October 31,	October 31,				October 31,
	2007		2006		2007(a)	2007		2006		2007	2006
Investment Operations:
Net investment income	$2,002,197		$1,807,502		$4,232	$2,406,912		$1,818,943		$2,580,504	$2,172,055
Net realized gains (losses)	18,138,163		8,502,663		(82,537)	7,390,417		23,013,994		2,438	(31,338)
Change in unrealized appreciation/depreciation	(1,664,727)		2,347,798		2,733	20,727,661		(1,403,947)		625,045	81,107
Net increase (decrease) in net assets resulting
from operations	18,475,633		12,657,963		(75,572)	30,524,990		23,428,990		3,207,987	2,221,824
Distributions:
From net investment income:
Institutional Class Shares	(1,870,856)		(1,426,178)		—	(1,176,859)		(1,806,318)		(2,595,890)	(2,235,646)
Class A Shares	(4,287)		—		—	(579)		—		(540)	(113)
Class C Shares	—		—		—	—		—		—	—
From net realized gains:
Institutional Class Shares	(7,446,004)		—		—	(23,423,313)		(6,171,784)		—	(6)
Class A Shares	(19,198)		—		—	(14,553)		—		—	—
Decrease in net assets from distributions	(9,340,345)		(1,426,178)		—	(24,615,304)		(7,978,102)		(2,596,430)	(2,235,765)
Net increase (decrease) in net assets from
capital transactions	(3,627,385)		3,044,453		2,087,322	17,317,178		4,146,613		5,658,133	(588,493)
Total increase (decrease) in net assets	5,507,903		14,276,238		2,011,750	23,226,864		19,597,501		6,269,690	(602,434)

Net Assets:
Beginning of period	107,570,591		93,294,353		—	115,116,995		95,519,494		56,259,278	56,861,712
End of period	$113,078,494		$107,570,591		$2,011,750	$138,343,859		$115,116,995		$62,528,968	$56,259,278
Undistributed net investment income	$1,591,956		$1,464,795		$4,232	$1,968,676		$956,585		$(7,598)	$7,545

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$24,158,356		$16,575,199		$2,032,277	$27,040,921		$16,500,937		$12,441,668	$9,950,830
Dividends reinvested	—		878,308		—	13,360,434		4,172,368		985,713	819,366
Cost of shares redeemed	(27,832,864)		(14,663,554)		(495,937)	(23,114,531)		(16,591,554)		(7,772,388)	(11,370,503)
Institutional Class Shares capital transactions	(3,674,508)		2,789,953		1,536,340	17,286,824		4,081,751		5,654,993	(600,307)
Class A Shares
Proceeds from shares issued	70,524		254,500	(b)	546,967	30,087		64,862	(b)	2,465	11,708	(c)
Dividends reinvested	—		—		—	15,132		—		675	106
Cost of shares redeemed	(38,401)		—		(985)	(24,898)		—		—	—
Class A Shares capital transactions	32,123		254,500		545,982	20,321		64,862		3,140	11,814
Class C Shares
Proceeds from shares issued	15,000	(d)	—		5,000 (d)	10,033	(d)	—		—	—
Dividends reinvested	—		—		—	—		—		—	—
Cost of shares redeemed	—		—		—	—		—		—	—
Class C Shares capital transactions	15,000		—		5,000	10,033		—		—	—
Net increase (decrease) in net assets from
capital transactions	$(3,627,385)		$3,044,453		$2,087,322	$17,317,178		$4,146,613		$5,658,133	$(588,493)

Share Transactions:
Institutional Class Shares
Issued	1,521,428		1,111,752		203,155	1,814,692		1,073,900		1,245,945	999,522
Reinvested	—		60,365		—	947,549		293,003		98,624	82,303
Redeemed	(1,675,176)		(980,197)		(50,000)	(1,501,087)		(1,084,140)		(778,124)	(1,142,011)
Change in Institutional Class Shares	(153,748)		191,920		153,155	1,261,154		282,763		566,445	(60,186)
Class A Shares
Issued	4,471		16,937	(b)	54,418	2,039		4,195	(b)	247	1,178	(c)
Reinvested	—		—		—	1,076		—		67	11
Redeemed	(2,290)		—		(99)	(1,611)		—		—	—
Change in Class A Shares	2,181		16,937		54,319	1,504		4,195		314	1,189
Class C Shares
Issued	902	(d)	—		508 (d)	637	(d)	—		—	—
Reinvested	—		—		—	—		—		—	—
Redeemed	—		—		—	—		—		—	—
Change in Class C Shares	902		—		508	637		—		—	—

(a)	Commenced operations on March 1, 2007.
(b)	Class A Shares commenced operations on March 20, 2006.
(c)	Class A Shares commenced operations on May 3, 2006.
(d)	Class C Shares commenced operations on September 24, 2007.

See Notes to Financial Statements

American Independence Funds

Statements of Changes in Net Assets

	Intermediate Bond Fund			Kansas Tax-Exempt Bond Fund
	For the Years Ended			For the Years Ended
	October 31,			October 31,
	2007	2006		2007		2006
Investment Operations:
Net investment income	$1,664,078	$2,121,757		$6,985,191		$6,406,364
Net realized gains (losses)	(187,253)	(149,891)		(13,099)		(215,541)
Change in unrealized appreciation/depreciation	490,602	(18,889)		(1,743,011)		650,453
Net increase (decrease) in net assets resulting
from operations	1,967,427	1,952,977		5,229,081		6,841,276
Distributions:
From net investment income:
Institutional Class Shares	(1,688,462)	(2,128,519)		(6,961,088)		(6,375,434)
Class A Shares	(466)	(103)		(28,456)		(29,876)
Class C Shares	—	—		(451)		—
From net realized gains:
Institutional Class Shares	—	(6,225)		—		—
Class A Shares	—	—		—		—
Decrease in net assets from distributions	(1,688,928)	(2,134,847)		(6,989,995)		(6,405,310)
Net increase (decrease) in net assets from capital
transactions	(13,202,115)	(1,604,942)		23,354,186		6,668,082
Total increase (decrease) in net assets	(12,923,616)	(1,786,812)		21,593,272		7,104,048

Net Assets:
Beginning of period	48,221,855	50,008,667		158,987,649		151,883,601
End of period	$35,298,239	$48,221,855		$180,580,921		$158,987,649
Undistributed net investment income	$88,032	$104,341		$86,334		$185,236

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$5,675,219	$7,108,324		$36,991,920		$20,911,478
Dividends reinvested	705,119	885,293		1,282,653		1,150,016
Cost of shares redeemed	(19,584,408)	(9,609,355)		(15,042,439)		(15,233,556)
Institutional Class Shares capital transactions	(13,204,070)	(1,615,738)		23,232,134		6,827,938
Class A Shares
Proceeds from shares issued	1,482	10,701	(a)	118,049		2,311
Dividends reinvested	473	95		23,302		21,859
Cost of shares redeemed	—	—		(51,996)		(184,026)
Class A Shares capital transactions	1,955	10,796		89,355		(159,856)
Class C Shares
Proceeds from shares issued	—	—		32,365	(b)	—
Dividends reinvested	—	—		332		—
Cost of shares redeemed	—	—		—		—
Class C Shares capital transactions	—	—		32,697		—
Net increase (decrease) in net assets from capital
transactions	$(13,202,115)	$(1,604,942)		$23,354,186		$6,668,082

Share Transactions:
Institutional Class Shares
Issued	560,661	703,942		3,489,565		1,964,888
Reinvested	69,532	87,741		120,861		108,065
Redeemed	(1,936,896)	(952,937)		(1,419,547)		(1,433,582)
Change in Institutional Class Shares	(1,306,703)	(161,254)		2,190,879		639,371
Class A Shares
Issued	146	1,066	(a)	11,245		218
Reinvested	47	9		2,197		2,055
Redeemed	—	—		(4,864)		(17,297)
Change in Class A Shares	193	1,075		8,578		(15,024)
Class C Shares
Issued	—	—		3,053	(b)	—
Reinvested	—	—		32		—
Redeemed	—	—		—		—
Change in Class C Shares	—	—		3,085		—

(a)	Class A Shares commenced operations on May 3, 2006.
(b)	Class C Shares commenced operations on May 22, 2007.

See Notes to Financial Statements

American Independence Funds

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data								Ratios/Supplemental Data
		Investment Operations			Distributions From
											Ratio of	Ratio of net	Ratio of
			Net						Total		expenses	investment	expenses
	Net Asset	Net	realized and	Increase					Return	Net Assets	to	income	to
	Value	investment	unrealized	(Decrease)	Net	Net		Net Asset	(excludes	at end of	average	(loss) to	average	Portfolio
	Beginning	income	gains	from	investment	realized	Total	Value, End	sales	period	net	average net	net	turnover
	of Period	(loss)	(losses)	Operations	income	gains	Distributions	of Period	charge)*	(000’s)	assets**	assets**	assets(a)**	rate(b)
Stock Fund
Institutional Class Shares
For the year ended
10/31/2007	16.07	0.31	2.31	2.62	(0.28)	(1.12)	(1.40)	17.29	17.31%	112,735	0.89%	1.75%	1.41%	219.31%
10/31/2006	14.39	0.27	1.63	1.90	(0.22)	—	(0.22)	16.07	13.34%	107,299	1.02%	1.79%	1.52%	49.31%
10/31/2005	12.77	0.21	1.58	1.79	(0.17)	—	(0.17)	14.39	14.06%	93,294	1.29%	1.42%	1.88%	28.27%
10/31/2004	10.91	0.18	1.88	2.06	(0.20)	—	(0.20)	12.77	19.07%	84,425	1.29%	1.42%	1.87%	16.29%
10/31/2003	9.10	0.18	1.80	1.98	(0.17)	—	(0.17)	10.91	22.14%	76,336	1.29%	1.87%	1.89%	29.31%
Class A Shares
For the year ended
10/31/2007	16.03	0.22	2.29	2.51	(0.25)	(1.12)	(1.37)	17.17	16.59%	328	1.39%	1.24%	1.91%	219.31%
For the period from
3/20/2006 (c)
Thru 10/31/2006	15.09	0.05	0.89	0.94	—	—	—	16.03	6.23%	271	1.73%	1.20%	2.30%	49.31%
Class C Shares
For the period from
9/24/2007 (c)
Thru 10/31/2007	16.63	(0.01)	0.54	0.53	—	—	—	17.16	3.19%	15	1.89%	-0.35%	2.36%	219.31%
Financial Services Fund
Institutional Class Shares
For the period from
3/1/2007 (c)
Thru 10/31/2007	10.00	0.03	(0.35)	(0.32)	—	—	—	9.68	(3.20%)	1,482	1.25%	0.40%	4.09%	555.54%
Class A Shares
For the period from
3/1/2007 (c)
Thru 10/31/2007	10.00	(0.01)	(0.34)	(0.35)	—	—	—	9.65	(3.50%)	524	1.75%	-0.10%	4.60%	555.54%
Class C Shares
For the period from
9/24/2007 (c)
Thru 10/31/2007	9.85	—	(0.21)	(0.21)	—	—	—	9.64	(2.13%)	5	2.25%	-0.46%	4.67%	555.54%
International Equity Fund
Institutional Class Shares
For the year ended
10/31/2007	16.51	0.29	3.55	3.84	(0.17)	(3.38)	(3.55)	16.80	27.34%	138,238	0.99%	1.75%	1.24%	35.24%
10/31/2006	14.29	0.26	3.15	3.41	(0.27)	(0.92)	(1.19)	16.51	25.21%	115,048	1.07%	1.72%	1.34%	110.04%
10/31/2005	12.72	0.22	1.60	1.82	(0.25)	—	(0.25)	14.29	14.41%	95,519	1.26%	1.61%	1.62%	37.00%
10/31/2004	10.60	0.13	2.16	2.29	(0.17)	—	(0.17)	12.72	21.81%	81,751	1.28%	1.16%	1.67%	36.00%
10/31/2003	8.23	0.14	2.37	2.51	(0.14)	—	(0.14)	10.60	31.04%	65,744	1.24%	1.59%	1.71%	44.00%
Class A Shares
For the year ended
10/31/2007	16.45	0.26	3.49	3.75	(0.13)	(3.38)	(3.51)	16.69	26.79%	95	1.49%	1.39%	1.74%	35.24%
For the period from
3/20/2006 (c)
Thru
10/31/2006	15.42	0.07	0.96	1.03	—	—	—	16.45	6.68%	69	1.49%	1.20%	1.73%	110.04%
Class C Shares
For the period from
9/24/2007 (c)
Thru 10/31/2007	15.75	(0.01)	0.94	0.93	—	—	—	16.68	5.90%	11	1.99%	(0.70%)	2.03%	35.24%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.

See Notes to Financial Statements

American Independence Funds

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Distributions From
												Ratio of	Ratio of net	Ratio of
			Net							Total		expenses	investment	expenses
	Net Asset	Net	realized and	Increase						Return	Net Assets	to	income	to
	Value	investment	unrealized	(Decrease)	Net	Net			Net Asset	(excludes	at end of	average	(loss) to	average	Portfolio
	Beginning	income	gains	from	investment	realized		Total	Value, End	sales	period	net	average net	net	turnover
	of Period	(loss)	(losses)	Operations	income	gains		Distributions	of Period	charge)*	(000’s)	assets**	assets**	assets(a)**	rate(b)
Short-Term Bond Fund
Institutional Class Shares
For the year ended
10/31/2007	9.97	0.43	0.10	0.53	(0.43)	—		(0.43)	10.07	5.48%	62,514	0.45%	4.32%	0.94%	66.52%
10/31/2006	9.97	0.39	0.01	0.40	(0.40)	—	^	(0.40)	9.97	4.13%	56,247	0.52%	3.94%	1.00%	32.38%
10/31/2005	10.09	0.26	(0.08)	0.18	(0.29)	(0.01)		(0.30)	9.97	1.76%	56,862	0.65%	2.70%	1.34%	63.43%
10/31/2004	10.17	0.17	(0.05)	0.12	(0.18)	(0.02)		(0.20)	10.09	1.23%	58,125	0.65%	1.69%	1.33%	68.14%
10/31/2003	10.17	0.22	0.02	0.24	(0.24)	—		(0.24)	10.17	2.41%	61,392	0.65%	2.13%	1.33%	72.06%
Class A Shares
For the year ended
10/31/2007	9.96	0.40	0.11	0.51	(0.40)	—		(0.40)	10.07	5.20%	15	0.75%	4.03%	1.44%	66.52%
For the period from
5/3/2006 (c)
Thru 10/31/2006	9.94	0.20	0.02	0.22	(0.20)	—		(0.20)	9.96	2.21%	12	0.75%	4.01%	1.34%	32.38%
Intermediate Bond Fund
Institutional Class Shares
For the year ended
10/31/2007	10.13	0.44	0.09	0.53	(0.44)	—		(0.44)	10.22	5.38%	35,285	0.56%	4.29%	1.07%	17.76%
10/31/2006	10.17	0.43	(0.04)	0.39	(0.43)	—	^	(0.43)	10.13	3.99%	48,211	0.63%	4.28%	0.99%	20.93%
10/31/2005	10.59	0.39	(0.35)	0.04	(0.41)	(0.05)		(0.46)	10.17	0.36%	50,009	0.76%	3.81%	1.35%	61.83%
10/31/2004	10.69	0.39	0.02	0.41	(0.40)	(0.11)		(0.51)	10.59	3.91%	49,742	0.76%	3.66%	1.34%	85.91%
10/31/2003	10.71	0.43	0.05	0.48	(0.47)	(0.03)		(0.50)	10.69	4.53%	51,927	0.76%	4.00%	1.34%	59.41%
Class A Shares
For the year ended
10/31/2007	10.13	0.40	0.09	0.49	(0.40)	—		(0.40)	10.22	5.08%	13	0.86%	4.01%	1.56%	17.76%
For the period from
5/3/2006 (c)
Thru 10/31/2006	10.00	0.22	0.13	0.35	(0.22)	—		(0.22)	10.13	3.45%	11	0.86%	4.00%	1.29%	20.93%
Kansas Tax-Exempt Bond Fund
Institutional Class Shares
For the year ended
10/31/2007	10.70	0.44	(0.12)	0.32	(0.44)	—		(0.44)	10.58	3.07%	179,703	0.40%	4.14%	0.69%	8.90%
10/31/2006	10.67	0.44	0.03	0.47	(0.44)	—		(0.44)	10.70	4.47%	158,225	0.47%	4.10%	0.75%	37.10%
10/31/2005	10.93	0.41	(0.26)	0.15	(0.41)	—		(0.41)	10.67	1.26%	150,963	0.60%	3.83%	0.96%	22.23%
10/31/2004	10.98	0.41	(0.04)	0.37	(0.42)	—		(0.42)	10.93	3.56%	147,471	0.60%	3.80%	0.93%	14.26%
10/31/2003	10.94	0.42	0.04	0.46	(0.42)	—		(0.42)	10.98	4.24%	155,198	0.60%	3.81%	0.94%	12.07%
Class A Shares
For the year ended
10/31/2007	10.70	0.40	(0.13)	0.27	(0.39)	—		(0.39)	10.58	2.62%	845	0.80%	3.74%	1.19%	8.90%
10/31/2006	10.66	0.41	0.03	0.44	(0.40)	—		(0.40)	10.70	4.17%	762	0.85%	3.71%	1.28%	37.10%
10/31/2005	10.92	0.37	(0.26)	0.11	(0.37)	—		(0.37)	10.66	0.90%	920	0.95%	3.47%	1.71%	22.23%
10/31/2004	10.98	0.38	(0.05)	0.33	(0.39)	—		(0.39)	10.92	3.11%	1,913	0.95%	3.47%	1.67%	14.26%
10/31/2003	10.93	0.38	0.05	0.43	(0.38)	—		(0.38)	10.98	3.98%	1,248	0.95%	3.45%	1.69%	12.07%
Class C Shares
For the period from
5/22/2007 (c)
Thru 10/31/2007	10.60	0.15	(0.02)	0.13	(0.15)	—		(0.15)	10.58	1.40%	33	1.40%	3.15%	1.68%	8.90%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Less than $0.005 per share.

See Notes to Financial Statements

American Independence Funds

Notes to Financial Statements
October 31, 2007

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers eleven (11) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other five funds can be found in a separate report.

Stock Fund Financial Services Fund International Equity Fund Short-Term Bond Fund Intermediate Bond Fund Kansas Tax Exempt Bond Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/ unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Continued

American Independence Funds

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions, such as banks or broker-dealers which AIFS deems creditworthy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized, and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income, a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of such securities.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Short-Term Bond Fund, Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund are declared and paid monthly. Distributions from net investment income for the Stock Fund, the Financial Services Fund, and the International Equity Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Adoption of FIN 48 was applied to all open tax years as of October 31, 2007. The adoption of FIN 48 did not have an effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the period ended October 31, 2007, the Fund did not have a liability for any unrecognized tax benefits. Management’s determinations regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Continued

American Independence Funds

3.	Related Party Transactions:

AIFS, serves as an investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds’ average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

AIFS
Fees
Stock Fund	1.00%
Financial Services Fund	1.25%
International Equity Fund	0.81%
Short-Term Bond Fund	0.40%
Intermediate Bond Fund	0.40%
Kansas Tax-Exempt Bond Fund	0.30%

On March 30, 2007, the Board of Trustees of the American Independence Funds Trust (the “Board”) accepted the resignations of: Commerce Asset Management (“Commerce”) as sub-adviser to the Short-Term Bond Fund and the Intermediate Bond Fund; Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”) as sub-adviser to the Stock Fund and; Miller & Jacobs Capital, LLC (“Miller Jacobs”) as sub-adviser to the Financial Services Fund. The Board also approved the termination of the current sub-advisory agreements with Commerce, Barrow Hanley, and Miller Jacobs and the engagement of several new sub-advisers. American Independence Financial Counselors, LLC (“AIFC”) replaces Commerce. AIFC is a wholly-owned subsidiary of the Adviser. American Independence Capital Management, LLC (“AICM”) replaces Barrow Hanley and Miller Jacobs. AICM is a jointly-owned, affiliated, and registered investment advisor of the Adviser and of Miller Jacobs. In this regard, the Board has approved sub-advisory agreements between the Adviser and AIFC and AICM (the “New Agreements”). The terms of the New Agreements are substantially similar to the previous sub-advisory agreements with Commerce, Barrow Hanley, and Miller Jacobs. At a meeting held on June 28, 2007, Shareholders approved the New Agreements.

AIFS has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets of the Institutional Class for the period through March 1, 2009 (January 31, 2008 for the Financial Services Fund and March 1, 2011 for the Kansas Tax-Exempt Bond Fund):

Fund
Stock Fund	0.89%
Financial Services Fund	1.25%
International Equity Fund	0.99%
Short-Term Bond Fund	0.45%
Intermediate Bond Fund	0.56%
Kansas Tax-Exempt Bond Fund	0.40%

AIFS also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at annual rate of 0.15%.

AIFS had entered into an agreement with BISYS Fund Services Ohio, Inc. (the name of which was changed to Citi Fund Services Ohio, Inc. — “CFSO”) whereby CFSO provided sub-administration services up to but not including October 1, 2007. CFSO also served the Funds as transfer agent and fund accountant. For these services, CFSO charged a fee accrued daily and paid monthly, on aggregate net assets of all Funds in the Trust, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate
Up to $500 million	0.075%
In excess of $500 million but not exceeding $1 billion	0.060%
In excess of $1 billion	0.050%

On October 1, 2007, the agreement with CFSO was terminated, and Vastardis Fund Services LLC (“Vastardis”) became the Funds’ sub-administrator pursuant to a new administrative services agreement which has been approved by the Board. For sub-administration services it provides starting October 1, 2007, Vastardis earns a fee on aggregate net assets of all Funds in the Trust, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate
Up to $3 billion	0.050%
In excess of $3 billion but not exceeding $5 billion	0.040%
In excess of $5 billion	0.030%

On October 26, 2007, the agreement with CFSO to provide fund accounting services to the Funds was also terminated, and JP Morgan Worldwide Securities Services(“JP Morgan”) became the Funds’ fund accountant.

BISYS Fund Services Limited Partnership (“BISYS”), an affiliate of CFSO, had served as the Funds’ distributor. Effective August 1, 2007, Foreside Distribution Services, L.P. became the Funds’ new distributor pursuant to a new distribution agreement approved by the Board.

An employee of CFSO served as the Funds’ Chief Compliance Officer up to but not including October 1, 2007. Effective October 1, 2007, the Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. Alaric has designated Peter Wilson as the Trust’s Chief Compliance Officer. For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses. Each Fund pays a pro rata portion of the fees based on its share of the Fund’s average monthly net assets.

Continued

American Independence Funds

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by FINRA of Class A assets and up to 0.75% of Class C assets.

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and U.S. Government securities) during the year ended October 31, 2007 were as follows:

	Purchases	Sales
Stock Fund	237,795,382	260,420,203
Financial Services Fund	12,754,777	10,893,826
International Equity Fund	42,902,858	47,914,636
Short-Term Bond Fund	2,948,417	23,025,724
Intermediate Bond Fund	860,687	12,552,064
Kansas Tax-Exempt Bond Fund	37,996,838	14,249,341

The cost of purchases and the proceeds from sales of U.S. Government securities for the year ended October 31, 2007 were as follows:

	Purchases	Sales
Short-Term Bond Fund	29,347,519	7,957,568
Intermediate Bond Fund	5,704,836	8,697,270

6.	Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent. At October 31, 2007, the Fund had the following concentration by industry sector (as a percentage of total investments):

Miscellaneous	30.5%
Refunded Bonds	20.6%
Industrial Development	16.6%
Hospitals	14.5%
Utilities	6.8%
General Obligation	5.1%
Transportation	4.4%
Money Market Fund	0.7%
Housing	0.7%
100.0%

7.	Federal Income Tax Information:

At October 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
	Tax Cost	Appreciaton	(Depreciation)	Appreciation (Depreciation)
Stock Fund	$ 87,122,159	$25,556,550	$ (540,443)	$25,016,107
Financial Services Fund	1,701,400	33,719	(35,896)	(2,177)
International Equity Fund	103,822,230	36,095,423	(1,935,714)	34,159,709
Short-Term Bond Fund	61,609,608	417,342	(146,203)	271,139
Intermediate Bond Fund	34,934,758	361,693	(318,190)	43,503
Kansas Tax-Exempt Bond Fund	177,818,458	2,427,179	(520,686)	1,906,493

Continued

American Independence Funds

The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2007 was as follows:

	Dividends paid from
		Net Long-Term	Total Taxable	Tax Exempt	Total Distributions
	Ordinary Income	Gains	Distributions	Dividends	Paid
Stock Fund	$ 2,029,198	$ 7,311,147	$ 9,340,345	$ —	$ 9,340,345
Financial Services Fund	—	—	—	—	—
International Equity Fund	2,200,415	22,414,889	24,615,304	—	24,615,304
Short-Term Bond Fund	2,596,430	—	2,596,430	—	2,596,430
Intermediate Bond Fund	1,688,928	—	1,688,928	—	1,688,928
Kansas Tax-Exempt Bond Fund*	—	—	—	6,857,913	6,857,913
Kansas Tax-Exempt Bond Fund**	—	—	—	1,237,495	1,237,495

* Information is as of the Fund’s tax year ended August 31, 2007
** The Fund changed its tax year-end to October 31, 2007. The information is for the short tax period September 1, 2007 through October 31, 2007.

The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2006 was as follows:

	Dividends paid from
		Net Long-Term	Total Taxable	Tax Exempt	Total Distributions
	Ordinary Income	Gains	Distributions	Dividends	Paid
Stock Fund	$1,426,178	$ —	$ 1,426,178	$ —	$1,426,178
International Equity Fund**	1,806,318	6,171,784	7,978,102	—	7,978,102
Short-Term Bond Fund*	2,235,765	—	2,235,765	—	2,235,765
Intermediate Bond Fund	2,128,622	6,225	2,134,847	—	2,134,847
Kansas Tax-Exempt Bond Fund***	—	—	—	6,352,964	6,352,964

* Name was changed during the 2006 reporting period. Previous name was UltraShort Bond Fund.
** Name was changed during the 2006 reporting period. Previous name was International Multi-Manager Stock Fund.
*** Information is as of the Fund’s former tax year ended August 31, 2006.

As of October 31, 2007 the components of accumulated earnings on a tax basis were as follows:

								Total
	Undistributed		Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary		Long-Term	Accumulated	Dividends	Capital and	Appreciation	Earnings/
	Income		Capital Gains	Earnings	Payable	Other Losses	(Depreciaton)	(Deficit)
Stock Fund	$2,687,165		$16,878,694	$19,565,859	$ —	$ —	$ 25,016,107	$44,581,966
Financial Services Fund	4,232		—	4,232	—	(77,627)	(2,177)	(75,572)
International Equity Fund	4,064,415		5,539,024	9,603,439	—	—	34,173,684	43,777,123
Short-Term Bond Fund	65,204		—	65,204	72,802	(266,578)	271,139	(3,037)
Intermediate Bond Fund	130,329		—	130,329	42,297	(403,013)	43,503	(271,478)
Kansas Tax-Exempt Bond Fund	287,864	*	—	287,864	201,530	(2,410,459)	1,906,493	(417,632)

* Undistributed tax-exempt income.

At October 31, 2007, the following Funds had net capital loss carry-forwards which are available to offset future net capital gains, if any:

	Amount	Expires
Financial Services Fund	$77,627	2015
Short-Term Bond Fund	171,659	2013
	74,624	2014
	20,295	2015
Intermediate Bond Fund	187,933	2014
	215,080	2015
Kansas Tax-Exempt Bond Fund	592,685	2009
	1,379,613	2010
	2,495	2011
	122,004	2012
	88,129	2013
	225,533	2015

For the fiscal year ended October 31, 2007, 95.36% of the income dividends paid by the Stock Fund qualify for the dividends received deduction available to corporate shareholders.

For the fiscal year ended October 31, 2007, dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxes at a maximum rate of 15%. Completed information will be reported in conjunction with the 2007 Form 1099-DIV.

American Independence Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
American Independence Funds Trust:

We have audited the accompanying statements of assets and liabilities of The American Independence Funds Trust (The “Trust”) including the Stock Fund, International Equity Fund, Short-Term Bond Fund, Intermediate Bond Fund, Kansas Tax-Exempt Bond Fund and Financial Services Fund (collectively the “Funds”), including the schedules of investments, as of October 31, 2007 and the related statements of operations for the year then ended (period then ended for the Financial Services Fund, whose inception date was 3/1/07) and changes in net assets and financial highlights for each of the two years then ended (period then ended for the Financial Services Fund, whose inception date was 3/1/07). These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of all Funds except the Financial Services Fund for each of the three years in the period ended October 31, 2005 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 21, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of American Independence Funds Trust as of October 31, 2007, the results of their operations for the year then ended (period then ended for the Financial Services Fund, whose inception date was 3/1/07), and changes in their net assets and their financial highlights for each of the two years then ended (period then ended for the Financial Services Fund, whose inception date was 3/1/07), in conformity with accounting principles generally accepted in the United States of America.

Grant Thornton LLP

Chicago, Illinois
December 27, 2007

American Independence Funds

INDEPENDENT TRUSTEES
				Number of Funds	Other
	Position(s)	Term of Office		in complex	Directorships
Name, Address	Held with	and Length of	Principal Occupation(s) During	Overseen by	Held by
and Age	Company	Time Served	Past Five Years	Trustee	Trustee
Terry L. Carter 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 57	Trustee	Indefinite	Retired	11	None

Joseph Hankin 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 66	Trustee	Indefinite	President, Westchester Community College since 1971	11	None

Jeffrey Haas 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 44	Trustee	Indefinite	Professor of Law, New York Law School 1996-Present	11	None

Thomas F. Kice 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 56	Trustee	Indefinite	President of Kice Industries, Inc.	11	None

George Mileusnic 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 51	Trustee	Indefinite	Chief Financial Officer of Caribou Coffee, Inc. (2001-Present). Chief Financial Officer of Dean and DeLuca (2000-2001). Executive Vice President of The Coleman Company (September 1989 - September 1998).	11	None

Peter Ochs 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 52	Trustee	Indefinite	Manager of Ochs & Associates, Inc.	11	None

Richard Wedemeyer 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 71	Trustee	Indefinite	Retired. Formerly Vice President Finance and Administration The Channel Corporation (June 1996-April 2002)	11	None
INTERESTED TRUSTEES
Ronald L. Baldwin 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 50	Trustee	Indefinite	Retired. From 1980 to 2005, Director INTRUST Financial Services, Inc. Director of INTRUST Brokerage, Inc., and Chief Operating Officer and President of INTRUST Bank, N.A.	11	None

John J. Pileggi 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 48	Trustee	Indefinite	Managing Partner of American Independence Financial Services, LLC since 2004. Formerly President and Chief Executive Officer, Mercantile Capital Advisors Inc. (2002-2004). Formerly, President and Chief Executive Officer, PLUSFunds.com (2000-2002). Formerly, President and Chief Executive Officer of ING Mutual Fund Management Co. LLC (1998-2000).	11	None

American Independence Funds

OFFICERS
				Number of Funds	Other
	Position(s)	Term of Office		in complex	Directorships
Name, Address	Held with	and Length of	Principal Occupation(s) During	Overseen by	Held by
and Age	Company	Time Served	Past Five Years	Trustee	Trustee
Eric Rubin Age: 41	President	7/2005-Present

President, American Independence Financial Services, LLC
(2/05-Present). Formerly Senior Vice President Mercantile
Capital Advisers (4/03-4/04). Formerly Senior Vice President
DST International (01/02-04/03). Formerly President EMR
Financial Services (06/00-02/01). Formerly Senior Vice
President ING Funds 06/98-12/99).

				N/A	N/A

Susan Silva Age: 40	Treasurer	10/2007 – Present	Vice-President of Vastardis Fund Services LLC since August 2006; Treasurer of The FBR Funds from 2002 through 2006 and officer of FBR National Trust Company from 2001 through 2005.	N/A	N/A

Peter W. Wilson Age: 30	Chief Compliance Officer	10/2007 – Present	Director of Alaric Compliance Services, LLC 2007 to Present; Attorney, U.S. Army JAG Corps - 2003 to 2007.	N/A	N/A

Theresa Donovan Age: 57	Secretary	7/2005 – Present	Senior Director Compliance and Administration American
Independence Financial Services, LLC (05/05-Present).
Formerly Senior Corporate Paralegal, Paul, Weiss, Rifkind,
			Wharton & Garrison, LLP (04/98-05/05).	N/A	N/A

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information and is available, without charge, upon request, by calling 1-866-410-2006.

American Independence Funds

Additional Fund Information (Unaudited)

The American Independence Funds invested, as a percentage of net assets, in the following as of October 31, 2007.

Stock Fund

Portfolio Diversification	Assets
Financials	24.0%
Consumer Discretionary	17.1
Energy	10.9
Industrials	10.2
Healthcare	5.2
Consumer Staples	5.8
Materials	2.8
Telecommunications Services	3.4
Technology	5.4
Money Market	14.4
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

Financial Services Fund
% of Net
Portfolio Diversification	Assets
Banks	49.7%
Speciality Insurance	16.2
Life Insurance	8.2
Insurance	8.1
Asset Management	1.1
Limited Partnership	1.2
Total Investments	84.5%
Other Assets in Excess of Liabilities	15.5
Net Assets	100.0%

International Equity Fund
% of Net
Portfolio Diversification	Assets
Financials	20.8%
Consumer Discretionary	17.8
Energy	17.4
Industrials	14.6
Consumer Staples	3.0
Technology	1.1
Healthcare	7.4
Telecommunications Services	9.6
Materials	4.9
Money Market	3.1
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

Short-Term Bond Fund

Portfolio Diversification	Assets
U.S. Government and Agency Securities	74.9%
Asset Backed Securities	6.2
Corporate Bonds	5.8
Tax Municipal Bonds	4.6
Collateralized Mortgage Obligations	4.1
Medium Term Notes	1.2
Money Market	2.2
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0
Net Assets	100.0%

Intermediate Bond Fund
% of Net
Portfolio Diversification	Assets
U.S. Government and Agency Securities	40.8%
Asset Backed Securities	5.7
Tax Municipal Bonds	8.3
Collateralized Mortgage Obligations	16.7
Corporate Bonds	19.2
Medium Term Notes	0.6
Money Market	7.8
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9
Net Assets	100.0%

Kansas Tax-Exempt Bond Fund
% of Net
Portfolio Diversification	Assets
Miscellaneous	30.3%
Refunded Bonds	20.5
Industrial Development	16.5
Hospitals	14.5
Utilities	6.7
General Obligation	5.1
Transportation	4.4
Housing	0.8
Money Market	0.7
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5
Net Assets	100.0%

American Independence Funds

APPROVAL OF NEW INVESTMENT SUB-ADVISORY CONTRACTS

Stock Fund

At a meeting of the Board held on March 30, 2007, the Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act), determined that the appointment of American Independence Capital Management, LLC (“AICM”), a newly registered investment adviser, which was established jointly by American Independence Financial Services, LLC and Miller & Jacobs Capital, as sub-advisor to the Stock Fund (the “Fund”) was in the best interests of the Fund and its shareholders, and unanimously approved an Interim Sub-Advisory Agreement between American Independence Financial Services, LLC and American Independence Capital Management, LLC, subject to shareholder approval. The Interim Sub-Advisory Agreement is substantially identical to the Prior Sub-Advisory Agreement. Shareholders of the Fund approved the Sub-Advisory Agreement at a meeting on June 28, 2007, held specifically for the approval of the New Sub-Advisory Agreement. The New Sub-Advisory Agreement provides for fees payable to AICM for its sub-advisory services at the same rate as payable under the Prior Sub-Advisory Agreement.

In evaluating the New Sub-Advisory Agreement, the Board reviewed materials furnished by the Adviser and AICM, including (i) information about the Adviser’s and AICM’s personnel, operations and management of the Fund, (ii) comparative data as to the Fund’s investment performance and advisory fees, (iii) the sub-advisor’s trade allocation methods; the standards and performance in seeking best execution; allocation for brokerage and research and use of soft dollars and (iv) representations by AICM that it would provide advisory and other services to the Fund of a scope and quality at least equivalent to the scope and quality of the services currently provided to the Fund.

The Board also considered that the terms of the New Sub-Advisory Agreement will remain materially unchanged from the Prior Sub-Advisory Agreement and that the advisory fees payable by the Fund will remain the same.

Based upon its evaluation, the Board concluded that the Adviser’s engagement of AICM as sub-advisers to the Fund has provided the Fund access to highly effective management and advisory services and capabilities and that the provision of investment advisory services by AICM is in the best interests of the Fund.

The Board concluded further that the terms of the New Sub-Advisory Agreement, including the fees contemplated thereby, are fair and reasonable and in the best interests of the Fund and its shareholders.

Short-Term Bond Fund and Intermediate Bond Fund

At a meeting of the Board held on March 30, 2007, the Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act), after careful consideration of a variety of factors, determined that the appointment of American Independence Financial Counselors, LLC (“AIFC”), a newly registered investment adviser, which is a wholly owned subsidiary of American Independence Financial Services, LLC, as sub-advisor to the Short-Term Bond Fund and Intermediate Bond Fund (the “Funds”) was in the best interests of the Funds and their respective shareholders, and unanimously approved an Interim Sub-Advisory Agreement between American Independence Financial Services, LLC and American Independence Financial Counselors, LLC, subject to shareholder approval. At a shareholder meeting held on June 28, 2007 specifically to approve the New Sub-Advisory Agreements, shareholders approved the New Sub-Advisory Agreement. The Interim Sub-Advisory Agreement is substantially identical to the Prior Sub-Advisory Agreement. The New Sub-Advisory Agreement provides for fees payable to AIFC for its sub-advisory services at the same rate as payable under the Prior Sub-Advisory Agreement.

In evaluating the New Sub-Advisory Agreement, the Board reviewed materials furnished by the Adviser and AIFC, including (i) information about the Adviser’s and AIFC’s personnel, operations and management of the Funds, (ii) comparative data as to the Funds’ investment performance and advisory fees, (iii) the sub-advisor’s trade allocation methods; the standards and performance in seeking best execution; allocation for brokerage and research and use of soft dollars and (iv) representations by AIFC that it would provide advisory and other services to the Funds of a scope and quality at least equivalent to the scope and quality of the services currently provided to the Funds.

The Board also considered that the terms of the New Sub-Advisory Agreement will remain materially unchanged from the Prior Sub-Advisory Agreement and that the advisory fees payable by the Funds will remain the same.

Based upon its evaluation, the Board concluded that the Adviser’s engagement of AIFC as sub-advisers to the Funds has provided the Funds access to highly effective management and advisory services and capabilities and that the provision of investment advisory services by AIFC is in the best interests of the Funds.

American Independence Funds

Table of Shareholder Expenses (Unaudited):

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested on May 1, 2007 and held for the entire period from May 1, 2007 through October 31, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		5/1/07	10/31/07	5/1/07 - 10/31/07	5/1/07 - 10/31/07
Stock Fund	Institutional Class Shares	$ 1,000.00	$ 1,055.56	$ 4.61	0.89%
	Class A Shares	1,000.00	1,052.73	7.19	1.39%
	Class C Shares***	1,000.00	1,031.87	1.95	1.89%
Financial Services Fund	Institutional Class Shares	1,000.00	970.91	6.21	1.25%
	Class A Shares	1,000.00	966.93	8.70	1.75%
	Class C Shares***	1,000.00	978.68	2.26	2.25%
International Equity Fund	Institutional Class Shares	1,000.00	1,100.20	5.24	0.99%
	Class A Shares	1,000.00	1,098.03	7.88	1.49%
	Class C Shares***	1,000.00	1,059.05	2.08	1.99%
Short-Term Bond Fund	Institutional Class Shares	1,000.00	1,031.33	2.30	0.45%
	Class A Shares	1,000.00	1,029.50	3.84	0.75%
Intermediate Bond Fund	Institutional Class Shares	1,000.00	1,028.43	2.86	0.56%
	Class A Shares	1,000.00	1,027.53	4.39	0.86%
Kansas Tax-Exempt Bond Fund	Institutional Class Shares	1,000.00	1,015.43	2.03	0.40%
	Class A Shares	1,000.00	1,013.19	4.06	0.80%
	Class C Shares***	1,000.00	1,008.34	6.24	1.40%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized
***	Information shown reflects values using the expense ratios and rates of returns for the period from the date operations commenced (i.e., - September 24, 2007 excepting the Kansas Tax-Exempt Bond Fund which commenced on May 22, 2007) through October 31, 2007 and has been calculated using expense ratios and rates of return for the same time period.

American Independence Funds

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		5/1/07	10/31/07	5/1/07 - 10/31/07	5/1/07 - 10/31/07
Stock Fund	Institutional Class Shares	$ 1,000.00	$ 1,020.67	$ 4.54	0.89%
	Class A Shares	1,000.00	1,018.11	7.10	1.39%
	Class C Shares***	1,000.00	1,023.27	1.94	1.89%
Financial Services Fund	Institutional Class Shares	1,000.00	1,018.83	6.38	1.25%
	Class A Shares	1,000.00	1,016.25	8.96	1.75%
	Class C Shares***	1,000.00	1,022.90	2.31	2.25%
International Equity Fund	Institutional Class Shares	1,000.00	1,020.15	5.06	0.99%
	Class A Shares	1,000.00	1,017.60	7.61	1.49%
	Class C Shares***	1,000.00	1,023.17	2.04	1.99%
Short-Term Bond Fund	Institutional Class Shares	1,000.00	1,022.91	2.30	0.45%
	Class A Shares	1,000.00	1,021.38	3.83	0.75%
Intermediate Bond Fund	Institutional Class Shares	1,000.00	1,022.35	2.86	0.56%
	Class A Shares	1,000.00	1,020.82	4.39	0.86%
Kansas Tax-Exempt Bond Fund	Institutional Class Shares	1,000.00	1,023.17	2.04	0.40%
	Class A Shares	1,000.00	1,021.12	4.09	0.80%
	Class C Shares***	1,000.00	1,018.92	6.29	1.40%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized
***	Information shown reflects values using the expense ratios for the period from the date operations commenced (i.e., - September 24, 2007 excepting the Kansas Tax-Exempt Bond Fund which commenced on May 22, 2007) through October 31, 2007 and has been calculated using expense ratios for the same time period.

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodian:
INTRUST Bank NA
105 North Main Street
Wichita, KS 67202

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

Sub-Administrator:
Vastardis Fund Services LLC
41 Madison Avenue, 30th Floor
New York, NY 10010

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied
by a current prospectus.

AIF AR 103107

October 31, 2007

	Nest Egg Dow Jones Target Date Funds	Annual Report
2010
2015
2020
2030
2040

Based on the Dow Jones Target Date Indexes.

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus.

American Independence Financial Services, LLC is a limited liability company. “Dow Jones,” “Dow Jones Indexes,” “Dow Jones Target Date Indexes,” and “Dow Jones U.S. Target Date Indexes” are service marks of Dow Jones & Company, Inc. Dow Jones does not sell, nor does it sponsor, endorse, or make any recommendation regarding the purchase or sale of any security.

American Independence Funds are distributed by Foreside Distribution Services, L.P.

Table of Contents

NestEgg Dow Jones Target Date Funds
Annual Report—October 31, 2007

President’s Letter to Shareholders	1
Fund Performance	2

NestEgg Dow Jones 2010 Fund
Schedule of Portfolio Investments	7

NestEgg Dow Jones 2015 Fund
Schedule of Portfolio Investments	11

NestEgg Dow Jones 2020 Fund
Schedule of Portfolio Investments	15

NestEgg Dow Jones 2030 Fund
Schedule of Portfolio Investments	19

NestEgg Dow Jones 2040 Fund
Schedule of Portfolio Investments	23

Statements of Assets and Liabilities	27
Statements of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	31

Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	38
Additional Fund Information	39
Trustees and Officers	41
Table of Shareholder Expenses	43

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

The complete Schedules of Portfolio Investments are available (i) without charge, upon request, by calling toll-free 1-866-410-2006; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

NestEgg Dow Jones Target Date Funds

Dear Fellow Shareholder:

I am pleased to present you with the Annual Report for the NestEgg Dow Jones Target Date Funds (the “Funds” or for each fund separately, a “Fund”) for the fiscal year ending October 31, 2007. The following pages will offer you insight into the Funds’ performance, enhancements made to each Fund, and serve as a reminder of what we have achieved as we seek to maximize each shareholder’s experience.

The past fiscal year has been an exciting one for the Funds and American Independence Financial Services, LLC (AIFS). This period marks the first full fiscal year that AIFS has managed the funds. It is also the first complete fiscal year that the Funds have been managed to a Dow Jones Target Date Index.

Until July 31, 2007, the Funds were managed as the NestEgg Dow Jones U.S. Target Date Funds and sought to replicate the performance of the Dow Jones U.S. Target Date Indexes, less expenses. During this period, the Funds owned no international stocks or bonds. After extensive market analysis and a positive response from shareholders, the Funds voted to change the indexes tracked to the Dow Jones Target Date Indexes. By doing this, the Funds now have exposure to international stocks and bonds. Four international asset classes were added increasing the Funds’ overall diversity, and over a thousand securities were added to each Fund.

This policy took effect on August 1st and each of the Funds was renamed to reflect this new objective. The name changes were as follows:

  NestEgg Dow Jones U.S. 2010 Fund became the NestEgg Dow Jones 2010 Fund
  NestEgg Dow Jones U.S. 2015 Fund became the NestEgg Dow Jones 2015 Fund
  NestEgg Dow Jones U.S. 2020 Fund became the NestEgg Dow Jones 2020 Fund
  NestEgg Dow Jones U.S. 2030 Fund became the NestEgg Dow Jones 2030 Fund
  NestEgg Dow Jones U.S. 2040 Fund became the NestEgg Dow Jones 2040 Fund

Additionally, on August 1st, the Funds reduced the maximum expense ratio of each Fund, which had an immediate positive impact on performance. The percentage of the reduction in fees and expenses ranged from a high of 53% to 10%. Every Fund and every Class benefited from this reduction in fees.

Continuing the improvements in cost and service, in October, the Funds engaged Boston Financial Data Services as Transfer Agent and Shareholder Service Agent. I hope that you have found the shareholder representatives to be efficient and courteous, and in January, you will be receiving the first of your enhanced Fund statements.

Everyone at American Independence believes that this has been a very positive year for the NestEgg Dow Jones Target Date Funds. We value your support and appreciate your faith. We continually strive to make investing in the Funds a rewarding experience.The Funds are well positioned as we enter the next year, and AIFS will continue to seek to provide additional services, improve existing ones, and build upon the existing strong foundation.

Thank you all for your support. Please do not hesitate to contact us with any questions at 866-410-2006. I hope 2008 turns out to be a positive year for the markets and an enjoyable one for you.

Sincerely,

Eric M. Rubin
President

Past performance does not guarantee future results.

This material is authorized for distribution only when preceded or accompanied by a prospectus. American Independence Financial Services, LLC provides investment advisory and other services to the Funds and receives a fee for those services. The Funds are distributed by Foreside Distribution Services LP. Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this President’s Letter to Shareholders and accompanying commentaries are through the end of the period covered by the report, as stated on the cover. These views are subject to change based on market and other conditions.

1

NestEgg Dow Jones Target Date Funds

NestEgg Dow Jones 2010 Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 4, 1999. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Annualized
	1 Year	5 Year	Since Inception (1/4/99)
NestEgg Dow Jones 2010 Fund
Institutional Class	7.34%	7.07%	4.82%
Class A Shares†	1.64%	5.46%	3.51%
Class C Shares††	5.24%	6.31%	3.99%
Dow Jones Target 2010 Index	9.60%	10.74%	6.97%
Dow Jones U.S. Target 2010 Index	7.40%	9.35%	6.38%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

† Reflects maximum sales charge of 4.75%.
†† Reflects contingent deferred sales charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the corresponding predecessor fund on March 2, 2006. In the Reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class and Class A shares known as Service Class and Premium Class, respectively. As a result of the reorganization, the Fund will carryforward the performance history of the corresponding predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the fund includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, but has not been restated to reflect differences in expenses. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund includes the performance of the predecessor fund’s Premium Class shares prior to the reorganization. The performance of the predecessor fund’s Premium Class shares prior to commencement of operations on November 1, 2002 includes the performance of the predecessor fund’s Service Class shares. Such performance has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. The performance of the Fund’s Class C Shares prior to commencement of operations on March 15, 2006 includes the performance of the Fund’s Class A Shares from March 2, 2006 through March 14, 2006 and the performance of the predecessor fund’s Premium Shares prior to the reorganization. Such performance has been restated to reflect differences in any applicable sales charges and expenses. For the period from November 1, 2002 through the date of the reorganization, the predecessor fund operated as a “fund of funds.” Prior to November 1, 2002, the predecessor fund operated under a “master-feeder” structure.

The Fund has changed its standardized benchmark from the former Dow Jones U.S. Target 2010 Index to the Dow Jones Target 2010 Index. This was done to permit an asset allocation which includes non-U.S. securities. Like its U.S.-only counterpart, the Dow Jones Target 2010 Index represents a balanced portfolio whose allocations are automatically adjusted to reduce potential risk over time. Target Date refers to the date that the invested capital will be needed. The index allocates among domestic and international stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in its underlying securities.

During the period shown, certain fees and expenses of the Fund may have been reduced and/ or reimbursed. If such fee reductions and/ or reimbursements had not occurred, the performance of the Fund would have been lower.

2

NestEgg Dow Jones Target Date Funds

NestEgg Dow Jones 2015 Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 4, 1999. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Annualized
	1 Year	5 Year	Since Inception (1/4/99)
NestEgg Dow Jones 2015 Fund
Institutional Class	9.17%	8.28%	4.38%
Class A Shares†	3.52%	6.68%	3.14%
Class C Shares††	7.05%	7.21%	3.17%
Dow Jones Target 2015 Index	11.64%	12.73%	7.53%
Dow Jones U.S. Target 2015 Index	8.81%	10.98%	6.70%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

† Reflects maximum sales charge of 4.75%.
†† Reflects contingent deferred sales charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the corresponding predecessor fund on March 2, 2006. In the Reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class and Class A shares known as Service Class and Premium Class, respectively. As a result of the reorganization, the Fund will carryforward the performance history of the corresponding predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the fund includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, but has not been restated to reflect differences in expenses. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund includes the performance of the predecessor fund’s Premium Class shares prior to the reorganization. The performance of the predecessor fund’s Premium Class shares prior to commencement of operations on November 1, 2002 includes the performance of the predecessor fund’s Service Class shares. Such performance has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. The performance of the Fund’s Class C Shares prior to commencement of operations on March 15, 2006 includes the performance of the Fund’s Class A Shares from March 2, 2006 through March 14, 2006 and the performance of the predecessor fund’s Premium Shares prior to the reorganization. Such performance has been restated to reflect differences in any applicable sales charges and expenses. For the period from November 1, 2002 through the date of the reorganization, the predecessor fund operated as a “fund of funds.” Prior to November 1, 2002, the predecessor fund operated under a “master-feeder” structure.

The Fund has changed its standardized benchmark from the former Dow Jones U.S. Target 2015 Index to the Dow Jones Target 2015 Index. This was done to permit an asset allocation which includes non-U.S. securities. Like its U.S.-only counterpart, the Dow Jones Target 2015 Index represents a balanced portfolio whose allocations are automatically adjusted to reduce potential risk over time. Target Date refers to the date that the invested capital will be needed. The index allocates among domestic and international stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in its underlying securities.

During the period shown, certain fees and expenses of the Fund may have been reduced and/ or reimbursed. If such fee reductions and/ or reimbursements had not occurred, the performance of the Fund would have been lower.

3

NestEgg Dow Jones Target Date Funds

NestEgg Dow Jones 2020 Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 4, 1999. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Annualized
	1 Year	5 Year	Since Inception (1/4/99)
NestEgg Dow Jones 2020 Fund
Institutional Class	10.77%	10.03%	4.04%
Class A Shares†	4.92%	8.39%	2.81%
Class C Shares††	8.68%	8.95%	2.84%
Dow Jones Target 2020 Index	14.04%	14.89%	8.16%
Dow Jones U.S. Target 2020 Index	10.18%	12.56%	6.98%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

† Reflects maximum sales charge of 4.75%.
†† Reflects contingent deferred sales charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the corresponding predecessor fund on March 2, 2006. In the Reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class and Class A shares known as Service Class and Premium Class, respectively. As a result of the reorganization, the Fund will carryforward the performance history of the corresponding predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the fund includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, but has not been restated to reflect differences in expenses. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund includes the performance of the predecessor fund’s Premium Class shares prior to the reorganization. The performance of the predecessor fund’s Premium Class shares prior to commencement of operations on November 1, 2002 includes the performance of the predecessor fund’s Service Class shares. Such performance has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. The performance of the Fund’s Class C Shares prior to commencement of operations on March 15, 2006 includes the performance of the Fund’s Class A Shares from March 2, 2006 through March 14, 2006 and the performance of the predecessor fund’s Premium Shares prior to the reorganization. Such performance has been restated to reflect differences in any applicable sales charges and expenses. For the period from November 1, 2002 through the date of the reorganization, the predecessor fund operated as a “fund of funds.” Prior to November 1, 2002, the predecessor fund operated under a “master-feeder” structure.

The Fund has changed its standardized benchmark from the former Dow Jones U.S. Target 2020 Index to the Dow Jones Target 2020 Index. This was done to permit an asset allocation which includes non-U.S. securities. Like its U.S.-only counterpart, the Dow Jones Target 2020 Index represents a balanced portfolio whose allocations are automatically adjusted to reduce potential risk over time. Target Date refers to the date that the invested capital will be needed. The index allocates among domestic and international stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in its underlying securities.

During the period shown, certain fees and expenses of the Fund may have been reduced and/ or reimbursed. If such fee reductions and/ or reimbursements had not occurred, the performance of the Fund would have been lower.

4

NestEgg Dow Jones Target Date Funds

NestEgg Dow Jones 2030 Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 4, 1999. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Annualized
	1 Year	5 Year	Since Inception (1/4/99)
NestEgg Dow Jones 2030 Fund
Institutional Class	13.33%	11.94%	4.17%
Class A Shares†	7.43%	10.25%	2.95%
Class C Shares††	11.14%	11.11%	3.41%
Dow Jones Target 2030 Index	17.78%	18.18%	9.07%
Dow Jones U.S. Target 2030 Index	12.29%	15.00%	7.37%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

† Reflects maximum sales charge of 4.75%.
†† Reflects contingent deferred sales charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the corresponding predecessor fund on March 2, 2006. In the Reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class and Class A shares known as Service Class and Premium Class, respectively. As a result of the reorganization, the Fund will carryforward the performance history of the corresponding predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the fund includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, but has not been restated to reflect differences in expenses. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund includes the performance of the predecessor fund’s Premium Class shares prior to the reorganization. The performance of the predecessor fund’s Premium Class shares prior to commencement of operations on November 1, 2002 includes the performance of the predecessor fund’s Service Class shares. Such performance has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. The performance of the Fund’s Class C Shares prior to commencement of operations on March 15, 2006 includes the performance of the Fund’s Class A Shares from March 2, 2006 through March 14, 2006 and the performance of the predecessor fund’s Premium Shares prior to the reorganization. Such performance has been restated to reflect differences in any applicable sales charges and expenses. For the period from November 1, 2002 through the date of the reorganization, the predecessor fund operated as a “fund of funds.” Prior to November 1, 2002, the predecessor fund operated under a “master-feeder” structure.

The Fund has changed its standardized benchmark from the former Dow Jones U.S. Target 2030 Index to the Dow Jones Target 2030 Index. This was done to permit an asset allocation which includes non-U.S. securities. Like its U.S.-only counterpart, the Dow Jones Target 2030 Index represents a balanced portfolio whose allocations are automatically adjusted to reduce potential risk over time. Target Date refers to the date that the invested capital will be needed. The index allocates among domestic and international stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in its underlying securities.

During the period shown, certain fees and expenses of the Fund may have been reduced and/ or reimbursed. If such fee reductions and/ or reimbursements had not occurred, the performance of the Fund would have been lower.

5

NestEgg Dow Jones Target Date Funds

NestEgg Dow Jones 2040 Fund – Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 4, 1999. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2007	Annualized
	1 Year	5 Year	Since Inception (1/4/99)
NestEgg Dow Jones 2040 Fund
Institutional Class	14.69%	13.73%	4.15%
Class A Shares†	8.66%	12.00%	2.97%
Class C Shares††	12.49%	12.62%	3.05%
Dow Jones Target 2040 Index	19.45%	19.33%	9.47%
Dow Jones U.S. Target 2040 Index	13.20%	15.82%	7.60%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1-866-410-2006.

† Reflects maximum sales charge of 4.75%.
†† Reflects contingent deferred sales charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the corresponding predecessor fund on March 2, 2006. In the Reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class and Class A shares known as Service Class and Premium Class, respectively. As a result of the reorganization, the Fund will carryforward the performance history of the corresponding predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the fund includes the performance of the predecessor fund’s Service Class shares prior to the reorganization, but has not been restated to reflect differences in expenses. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund includes the performance of the predecessor fund’s Premium Class shares prior to the reorganization. The performance of the predecessor fund’s Premium Class shares prior to commencement of operations on November 1, 2002 includes the performance of the predecessor fund’s Service Class shares. Such performance has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. The performance of the Fund’s Class C Shares prior to commencement of operations on March 15, 2006 includes the performance of the Fund’s Class A Shares from March 2, 2006 through March 14, 2006 and the performance of the predecessor fund’s Premium Shares prior to the reorganization. Such performance has been restated to reflect differences in any applicable sales charges and expenses. For the period from November 1, 2002 through the date of the reorganization, the predecessor fund operated as a “fund of funds.” Prior to November 1, 2002, the predecessor fund operated under a “master-feeder” structure.

The Fund has changed its standardized benchmark from the former Dow Jones U.S. Target 2040 Index to the Dow Jones Target 2040 Index. This was done to permit an asset allocation which includes non-U.S. securities. Like its U.S.-only counterpart, the Dow Jones Target 2040 Index represents a balanced portfolio whose allocations are automatically adjusted to reduce potential risk over time. Target Date refers to the date that the invested capital will be needed. The index allocates among domestic and international stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in its underlying securities.

During the period shown, certain fees and expenses of the Fund may have been reduced and/ or reimbursed. If such fee reductions and/ or reimbursements had not occurred, the performance of the Fund would have been lower.

6

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	October 31, 2007

Common Stocks (23.32%)
	Shares or
	Principal
Security Description	(Currency Noted)	Value ($)
AAR Corp. (Industrial) (b)	14	449
Adobe Systems, Inc. (Technology) (b)	23	1,102
Advanced Micro Devices, Inc.
(Technology) (b)	90	1,177
The AES Corp. (Utilities) (b)	26	557
AK Steel Holding Corp.
(Basic Materials) (b)	41	2,055
Alaska Air Group, Inc.
(Consumer, Cyclical) (b)	30	762
American Tower Corp.
(Communications) (b)	16	707
Amgen, Inc.
(Consumer, Non-cyclical) (b)	45	2,615
AMR Corp. (Consumer, Cyclical) (b)	41	984
Anixter International, Inc.
(Communications) (b)	12	862
Apple, Inc. (Technology) (b)	31	5,888
Aquila, Inc. (Utilities) (b)	242	1,012
Arrow Electronics, Inc. (Industrial) (b)	21	840
Atos Origin SA (Technology) (b)	2	122
Autodesk, Inc. (Technology) (b)	36	1,760
Avis Budget Group, Inc.
(Consumer, Non-cyclical) (b)	61	1,273
Avnet, Inc. (Industrial) (b)	26	1,085
Big Lots, Inc. (Consumer, Cyclical) (b)	21	504
Blockbuster, Inc.
(Consumer, Cyclical) (b)	78	410
Bombardier, Inc. (Industrial) (b)	22	130
British Airways PLC.
(Consumer, Cyclical) (b)	13	120
Business Objects SA (Technology) (b)	2	120
Cablevision Systems Corp.
(Communications) (b)	35	1,027
Charming Shoppes, Inc.
(Consumer, Cyclical) (b)	66	490
Charter Plc. (Industrial) (b)	5	113
Checkpoint Systems, Inc.
(Industrial) (b)	21	635
China Everbright Ltd. (Financial) (b)	46	204
China Grand Forestry Resources
(Industrial) (b)	264	92
China Insurance International
(Financial) (b)	44	142
Cincinnati Bell, Inc.
(Communications) (b)	130	705
Citic Resources Holdings Ltd.
(Diversified) (b)	148	94
Comcast Corp. (Communications) (b)	131	2,749
Computer Sciences Corp.
(Technology) (b)	34	1,985
Corrections Corporation of America
(Consumer, Non-cyclical) (b)	46	1,301
The DIRECTV Group, Inc.
(Communications) (b)	31	821
Domtar Corp. (Basic Materials) (b)	108	927
Dynegy, Inc. (Utilities) (b)	74	682
EchoStar Communications Corp.
(Communications) (b)	32	1,567
EMC Corp. (Technology) (b)	89	2,260
ESCO Technologies, Inc.
(Industrial) (b)	10	414
Esterline Technologies Corp.
(Industrial) (b)	10	548
FirstFed Financial Corp.
(Financial) (b)	7	299
Ford Motor Co.
(Consumer, Cyclical) (b)	87	772
Foster Wheeler Ltd. (Industrial) (b)	11	1,631
Galaxy Entertainment Group Ltd.
(Consumer, Cyclical) (b)	106	115
Gaylord Entertainment Co.
(Consumer, Cyclical) (b)	15	817
General Cable Corp. (Industrial) (b)	20	1,440
Genting International PLC.
(Financial) (b)	184	88
Hitachi Zosen Corp. (Industrial) (b)	56	93
Humana, Inc.
(Consumer, Non-cyclical) (b)	26	1,949
Immoeast AG (Financial) (b)	8	97
Impregilo SpA (Industrial) (b)	13	104
Infineon Technologies AG
(Technology) (b)	12	176
Interpublic Group of Companies, Inc.
(Communications) (b)	96	994
Investment Technology Group, Inc.
(Financial) (b)	17	712
ITT Educational Services, Inc.
(Consumer, Non-cyclical) (b)	15	1,908
Jacobs Engineering Group, Inc.
(Industrial) (b)	18	1,569
Jyske Bank A/S (Financial) (b)	1	82
Kirby Corp. (Industrial) (b)	8	365
Kulicke & Soffa Industries, Inc.
(Technology) (b)	41	310
LaBranche & Co, Inc. (Financial) (b)	38	208
Lear Corp. (Consumer, Cyclical) (b)	38	1,350
Lihir Gold Ltd. (Basic Materials) (b)	60	231
Logitech International SA
(Technology) (b)	4	139
McDermott International, Inc.
(Industrial) (b)	34	2,076
Meritage Homes Corp.
(Consumer, Cyclical) (b)	13	209
MGM Mirage (Consumer, Cyclical) (b)	4	366
Microsemi Corp. (Technology) (b)	25	665
Millipore Corp.
(Consumer, Non-cyclical) (b)	8	621
Mitsubishi Motors Corp.
(Consumer, Cyclical) (b)	128	250
Moog, Inc. (Industrial) (b)	14	646
Mount Gibson Iron Ltd.
(Basic Materials) (b)	85	235
Newport Corp. (Industrial) (b)	16	219
Orbotech Ltd. (Industrial) (b)	22	455
Parker Drilling Co. (Energy) (b)	72	608
Pier 1 Imports, Inc.
(Consumer, Cyclical) (b)	54	275
Pinnacle Entertainment, Inc.
(Consumer, Cyclical) (b)	22	642
Pre-Paid Legal Services, Inc.
(Consumer, Non-cyclical) (b)	5	298
Psychiatric Solutions, Inc.
(Consumer, Non-cyclical) (b)	20	792
Qwest Communications International
(Communications) (b)	73	524

See Notes to Financial Statements

7

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2010 Fund	October 31, 2007

Common Stocks, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Ralcorp Holdings, Inc.
(Consumer, Non-cyclical) (b)		10	563
RH Donnelley Corp.
(Communications) (b)		11	603
Rite Aid Corp.
(Consumer, Cyclical) (b)		83	325
RTI International Metals, Inc.
(Basic Materials) (b)		9	704
SGL Carbon AG (Basic Materials) (b)		2	117
Six Flags, Inc.
(Consumer, Cyclical) (b)		50	162
Skyworks Solutions, Inc.
(Technology) (b)		85	784
Southwestern Energy Co.
(Energy) (b)		26	1,345
St. Jude Medical, Inc.
(Consumer, Non-cyclical) (b)		13	529
SVB Financial Group (Financial) (b)		13	673
TD Ameritrade Holding Corp.
(Financial) (b)		9	172
Tenet Healthcare Corp.
(Consumer, Non-cyclical) (b)		87	305
Terex Corp. (Industrial) (b)		16	1,188
Thomas & Betts Corp. (Industrial) (b)		9	504
Toyama Chemical Co Ltd.
(Consumer, Non-cyclical) (b)		16	99
Unisys Corp. (Technology) (b)		64	389
United Stationers, Inc.
(Consumer, Cyclical) (b)		11	637
URS Corp. (Industrial) (b)		23	1,422
USEC, Inc. (Basic Materials) (b)		29	255
Valassis Communications, Inc.
(Consumer, Non-cyclical) (b)		23	227
Varian Medical Systems, Inc.
(Consumer, Non-cyclical) (b)		20	975
Vestas Wind Systems A/S
(Industrial) (b)		3	268
Washington Group International
(Industrial) (b)		11	1,071
William Demant Holding
(Consumer, Non-cyclical) (b)		1	92
WMS Industries, Inc.
(Consumer, Cyclical) (b)		16	555
YRC Worldwide, Inc. (Industrial) (b)		31	762
Other Common Stocks (c)		66,753	1,470,867
Total Common Stocks
(Cost $1,453,673)			1,551,213

Corporate Bonds (17.05%)

Allstate Corp.,
7.20%, 12/1/2009 (Financial)	USD	10,000	10,446
American General Finance,
5.38%, 10/1/2012 (Financial)	USD	38,000	37,611
Boeing Co., 6.13%, 2/15/2033
(Industrial)	USD	11,000	11,366
Bottling Group LLC, 4.63%,
11/15/2012 (Consumer Goods)	USD	5,000	4,922
Citigroup, Inc.,
6.63%, 1/15/2028 (Financial)	USD	23,000	24,103
Comcast Corp., 6.50%, 11/15/2035
(Communications)	USD	95,000	96,377
Countrywide Financial Corp.,
6.25%, 5/15/2016 (Financial)	USD	75,000	59,693
Credit Suisse (USA), Inc.,
6.13%, 11/15/2011 (Financial)	USD	30,000	31,021
E.I. Du Pont De Nemours,
4.88%, 4/30/2014 (Basic Materials)	USD	95,000	92,352
Eastman Chemical,
7.60%, 2/1/2027 (Basic Materials)	USD	25,000	27,553
Florida Power & Light,
5.95%, 10/1/2033 (Utilities)	USD	75,000	74,916
General Electric Company,
5.00%, 2/1/2013 (Industrial)	USD	30,000	29,762
Goldman Sachs Group, Inc.,
5.95%, 1/15/2027 (Financial)	USD	49,000	45,556
IBM Corp., 8.38%, 11/1/2019
(Technology)	USD	10,000	12,320
Kimberly-Clark Corp., 5.00%,
8/15/2013 (Consumer Goods)	USD	20,000	19,797
Kohls Corporation, 6.00%, 1/15/2033
(Consumer Goods)	USD	46,000	41,587
Lehman Brothers Holdings,
6.63%, 1/18/2012 (Financial)	USD	13,000	13,412
Merrill Lynch & Co.,
6.05%, 5/16/2016 (Financial)	USD	55,000	54,530
Morgan Stanley, 6.75%, 4/15/2011
(Financial)	USD	27,000	28,214
National Rural Utilities,
7.25%, 3/1/2012 (Financial)	USD	72,000	77,175
Norfolk Southern Corp.,
6.20%, 4/15/2009 (Industrial)	USD	36,000	36,524
Procter & Gamble Co., 4.95%,
8/15/2014 (Consumer Goods)	USD	14,000	13,885
Target Corp., 5.88%, 3/1/2012
(Consumer Goods)	USD	10,000	10,300
Union Pacific Corp.,
4.88%, 1/15/2015 (Industrial)	USD	70,000	66,873
US Bank NA, 6.38%, 8/1/2011
(Financial)	USD	13,000	13,548
Verizon Communications, 7.25%,
12/1/2010 (Communications)	USD	101,000	107,751
W.R. Berkley Corporation,
6.15%, 8/15/2019 (Financial)	USD	45,000	44,797
Wachovia Bank NA,
7.80%, 8/18/2010 (Financial)	USD	22,000	23,579
Wells Fargo & Co., 4.63%, 8/9/2010
(Financial)	USD	24,000	23,768
Total Corporate Bonds
(Cost $1,140,081)			1,133,738

U.S. Government Agency Pass-Through Securities (18.70%)

4.41%, 10/1/2035, Pool #836206
(Fannie Mae)	USD	8,063	7,984
4.50%, 1/1/2019, Pool #735057
(Fannie Mae)	USD	2,401	2,329
4.50%, 9/1/2020, Pool #839289
(Fannie Mae)	USD	2,499	2,419
5.00%, 5/1/2018, Pool #703444
(Fannie Mae)	USD	7,131	7,021
5.00%, 1/1/2019, Pool #255077
(Fannie Mae)	USD	20,775	20,524
5.00%, 12/1/2019, Pool #745369
(Fannie Mae)	USD	1,501	1,483
5.00%, 6/1/2020, Pool #839333
(Fannie Mae)	USD	61,574	60,623

See Notes to Financial Statements

8

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2010 Fund	October 31, 2007

U.S. Government Agency Pass-Through Securities, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
5.00%, 8/1/2033, Pool #713679
(Fannie Mae)	USD	34,672	33,278
5.00%, 5/1/2034, Pool #768230
(Fannie Mae)	USD	4,884	4,687
5.00%, 7/1/2034, Pool #255268
(Fannie Mae)	USD	179,548	172,754
5.50%, 8/1/2017, Pool #826283
(Fannie Mae)	USD	1,377	1,385
5.50%, 3/1/2020, Pool #735405
(Fannie Mae)	USD	21,050	21,086
5.50%, 12/1/2020, Pool #850811
(Fannie Mae)	USD	101,308	101,484
5.50%, 2/1/2033, Pool #652693
(Fannie Mae)	USD	108,180	106,605
5.50%, 1/1/2035, Pool #808374
(Fannie Mae)	USD	25,109	24,743
6.00%, 6/1/2017, Pool #555004
(Fannie Mae)	USD	89,182	90,859
6.00%, 10/1/2032, Pool #667994
(Fannie Mae)	USD	5,529	5,595
6.00%, 9/1/2033, Pool #736937
(Fannie Mae)	USD	2,715	2,735
6.00%, 8/1/2034, Pool #725690
(Fannie Mae)	USD	257,400	259,313
6.00%, 4/1/2035, Pool #735503
(Fannie Mae)	USD	2,143	2,166
7.00%, 4/1/2034, Pool #780703
(Fannie Mae)	USD	3,150	3,282
4.00%, 6/1/2018, Pool #E01401
(Freddie Mac)	USD	4,005	3,799
4.50%, 1/1/2019, Pool #B11878
(Freddie Mac)	USD	6,212	6,024
5.00%, 8/1/2033, Pool #A12886
(Freddie Mac)	USD	3,496	3,364
5.50%, 8/1/2033, Pool #A11851
(Freddie Mac)	USD	6,426	6,344
5.50%, 10/1/2034, Pool #A27526
(Freddie Mac)	USD	5,754	5,680
5.50%, 10/1/2035, Pool #A39170
(Freddie Mac)	USD	93,794	92,441
6.50%, 12/1/2033, Pool #A16523
(Freddie Mac)	USD	68,903	70,899
5.50%, 4/15/2033, Pool #603566
(GNMA)	USD	1,879	1,870
5.50%, 4/15/2034, Pool #626116
(GNMA)	USD	1,256	1,249
6.00%, 2/15/2032, Pool #569704
(GNMA)	USD	117,548	119,304
Total U.S. Government Agency
Pass-Through Securities
(Cost $1,231,439)			1,243,329

U.S. Government Agency Securities (3.47%)

4.50%, 10/15/2008, (Fannie Mae)	USD	20,000	20,062
4.63%, 11/21/2008,
(Federal Home Loan Bank)	USD	90,000	90,140
4.63%, 12/19/2008, (Freddie Mac)	USD	15,000	15,027
4.75%, 1/18/2011, (Freddie Mac)	USD	15,000	15,143
4.75%, 1/19/2016, (Freddie Mac)	USD	70,000	69,557
6.63%, 9/15/2009, (Fannie Mae)	USD	20,000	20,813
Total U.S. Government Agency
Securities (Cost $229,041)			230,742

U.S. Treasury Obligations (11.85%)

4.00%, 4/15/2010,
(U.S. Treasury Notes)	USD	240,000	240,375
4.00%, 6/15/2009,
(U.S. Treasury Notes)	USD	7,000	7,005
4.25%, 8/15/2015,
(U.S. Treasury Notes)	USD	95,000	94,288
4.88%, 2/15/2012,
(U.S. Treasury Notes)	USD	31,000	31,974
5.00%, 2/15/2011,
(U.S. Treasury Notes)	USD	18,000	18,585
5.25%, 11/15/2028,
(U.S. Treasury Bonds)	USD	133,000	141,084
5.63%, 5/15/2008,
(U.S. Treasury Notes)	USD	196,000	197,516
6.00%, 2/15/2026,
(U.S. Treasury Bonds)	USD	50,000	57,250
Total U.S. Treasury Obligations
(Cost $774,284)			788,077

Foreign Government Agency Securities (18.01%)

Belgian Government Bond,
5.50%, 9/28/2017	EUR	34,000	53,629
Bonos Y Obligación Del Estado
(Spanish Government Bond),
5.50%, 7/30/2017	EUR	38,000	59,934
Bundesobligation
(German Government Bond),
4.00%, 4/13/2012	EUR	114,000	164,116
Buoni Poliennali Del Tesoro
(Italian Government Bond),
5.25%, 8/01/2017	EUR	99,000	152,093
France O.A.T
(French Government Bond),
3.75%, 4/25/2017	EUR	94,000	130,092
Japan Government Bond,
1.50%, 6/20/2012	JPY	55,500,000	490,445
Netherlands Government Bond,
4.00%, 7/15/2016	EUR	38,000	53,859
United Kingdom Treasury Bond,
4.00%, 9/07/2016	GBP	48,000	93,248
Total Foreign Government
Agency Securities (Cost $1,134,189)			1,197,416

See Notes to Financial Statements

9

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2010 Fund	October 31, 2007

Investment Companies (6.47%)
	Shares or
	Principal
Security Description	(Currency Noted)	Value ($)
American Beacon Money
Market Fund	133,759	133,759
BLDRS Emerging Markets 50
ADR Equity Fund	687	41,199
Dreyfus Cash Management Plus	86,312	86,312
IShares MSCI Emerging
Markets Equity Fund	777	129,767
Vanguard Emerging Markets
Equity Fund	333	38,901
Total Investment Companies
(Cost $383,058)		429,938

Total Investments
(Cost $6,345,765) (a) — 98.87%		6,574,453
Other assets in excess of
liabilities — 1.13%		74,991

NET ASSETS — 100.00%		$6,649,444

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing.
(c)	A complete listing of all common stocks held by the Fund is available upon request. “Other Common Stocks” does not include any securities determined to be either “restricted” under Rule 144A and/or non-income producing.

See Notes to Financial Statements

10

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	October 31, 2007

Common Stocks (38.05%)
	Shares or
	Principal
Security Description	(Currency Noted)	Value ($)
AAR Corp. (Industrial) (b)	47	1,506
Adobe Systems, Inc.
(Technology) (b)	79	3,784
Advanced Micro Devices, Inc.
(Technology) (b)	279	3,649
The AES Corp. (Utilities) (b)	89	1,905
AK Steel Holding Corp.
(Basic Materials) (b)	143	7,169
Alaska Air Group, Inc.
(Consumer, Cyclical) (b)	79	2,007
Alleghany Corp. (Financial) (b)	3	1,179
American Tower Corp.
(Communications) (b)	56	2,474
AMR Corp. (Consumer, Cyclical) (b)	163	3,912
Anixter International, Inc.
(Communications) (b)	41	2,946
Apple, Inc. (Technology) (b)	124	23,554
Aquila, Inc. (Utilities) (b)	798	3,336
Arcandor AG (Consumer,
Cyclical) (b)	13	417
Arrow Electronics, Inc.
(Industrial) (b)	62	2,479
Atos Origin SA (Technology) (b)	7	426
Autodesk, Inc. (Technology) (b)	123	6,015
Avis Budget Group, Inc.
(Consumer, Non-cyclical) (b)	218	4,550
Avnet, Inc. (Industrial) (b)	75	3,129
Big Lots, Inc. (Consumer,
Cyclical) (b)	53	1,271
Blockbuster, Inc. (Consumer,
Cyclical) (b)	233	1,226
Bombardier, Inc. (Industrial) (b)	79	468
British Airways PLC.
(Consumer, Cyclical) (b)	48	444
Business Objects SA
(Technology) (b)	8	481
Cablevision Systems Corp.
(Communications) (b)	119	3,490
CGG-Veritas (Energy) (b)	2	655
Charming Shoppes, Inc.
(Consumer, Cyclical) (b)	277	2,055
Charter Plc. (Industrial) (b)	16	361
Checkpoint Systems, Inc.
(Industrial) (b)	72	2,178
China Everbright Ltd. (Financial) (b)	164	726
China Grand Forestry Resources
(Industrial) (b)	945	330
China Insurance International
(Financial) (b)	157	505
Cincinnati Bell, Inc.
(Communications) (b)	448	2,428
Comcast Corp.
(Communications) (b)	421	8,836
Computer Sciences Corp.
(Technology) (b)	115	6,715
Corrections Corporation of America
(Consumer, Non-cyclical) (b)	158	4,470
The DIRECTV Group, Inc.
(Communications) (b)	113	2,992
Domtar Corp. (Basic Materials) (b)	373	3,200
Dynegy, Inc. (Utilities) (b)	253	2,330
EchoStar Communications Corp.
(Communications) (b)	109	5,337
EMC Corp. (Technology) (b)	317	8,049
ESCO Technologies, Inc.
(Industrial) (b)	33	1,366
Esterline Technologies Corp.
(Industrial) (b)	32	1,753
FirstFed Financial Corp.
(Financial) (b)	27	1,155
Ford Motor Co. (Consumer,
Cyclical) (b)	314	2,785
Foster Wheeler Ltd. (Industrial) (b)	37	5,485
Galaxy Entertainment Group Ltd.
(Consumer, Cyclical) (b)	380	413
Gaylord Entertainment Co.
(Consumer, Cyclical) (b)	53	2,887
General Cable Corp. (Industrial) (b)	68	4,895
Genting International PLC.
(Financial) (b)	657	313
Hitachi Zosen Corp. (Industrial) (b)	200	331
Humana, Inc. (Consumer,
Non-cyclical) (b)	88	6,596
Immoeast AG (Financial) (b)	29	353
Impregilo SpA (Industrial) (b)	48	385
Infineon Technologies AG
(Technology) (b)	41	602
Interpublic Group of Companies,
Inc. (Communications) (b)	300	3,105
Investment Technology Group, Inc.
(Financial) (b)	58	2,430
ITT Educational Services, Inc.
(Consumer, Non-cyclical) (b)	53	6,741
Jacobs Engineering Group, Inc.
(Industrial) (b)	62	5,403
Jyske Bank A/S (Financial) (b)	5	412
Kirby Corp. (Industrial) (b)	28	1,279
Kulicke & Soffa Industries, Inc.
(Technology) (b)	102	772
LaBranche & Co, Inc. (Financial) (b)	133	729
Lear Corp. (Consumer, Cyclical) (b)	138	4,903
Lihir Gold Ltd. (Basic Materials) (b)	215	827
Logitech International SA
(Technology) (b)	14	487
McDermott International, Inc.
(Industrial) (b)	118	7,205
Meritage Homes Corp.
(Consumer, Cyclical) (b)	53	853
MGM Mirage (Consumer, Cyclical) (b)	11	1,008
Microsemi Corp. (Technology) (b)	88	2,342
Millipore Corp. (Consumer,
Non-cyclical) (b)	28	2,174
Mitsubishi Motors Corp.
(Consumer, Cyclical) (b)	458	893
Moog, Inc. (Industrial) (b)	50	2,308
Newport Corp. (Industrial) (b)	59	807
Orbotech Ltd. (Industrial) (b)	64	1,325
Parker Drilling Co. (Energy) (b)	220	1,857
Pier 1 Imports, Inc.
(Consumer, Cyclical) (b)	187	952
Pinnacle Entertainment, Inc.
(Consumer, Cyclical) (b)	77	2,248
Pre-Paid Legal Services, Inc.
(Consumer, Non-cyclical) (b)	11	656
Psychiatric Solutions, Inc.
(Consumer, Non-cyclical) (b)	70	2,772
Qwest Communications International
(Communications) (b)	209	1,501

See Notes to Financial Statements

11

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2015 Fund	October 31, 2007

Common Stocks, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Ralcorp Holdings, Inc.
(Consumer, Non-cyclical) (b)		35	1,971
RH Donnelley Corp.
(Communications) (b)		37	2,029
Rite Aid Corp. (Consumer,
Cyclical) (b)		332	1,298
RTI International Metals, Inc.
(Basic Materials) (b)		30	2,345
SGL Carbon AG (Basic Materials) (b)		7	411
Six Flags, Inc. (Consumer,
Cyclical) (b)		175	567
Skyworks Solutions, Inc.
(Technology) (b)		295	2,720
Southwestern Energy Co.
(Energy) (b)		90	4,656
St. Jude Medical, Inc.
(Consumer, Non-cyclical) (b)		46	1,874
SVB Financial Group (Financial) (b)		44	2,279
TD Ameritrade Holding Corp.
(Financial) (b)		33	632
Tenet Healthcare Corp.
(Consumer, Non-cyclical) (b)		307	1,078
Terex Corp. (Industrial) (b)		54	4,008
Thomas & Betts Corp.
(Industrial) (b)		31	1,736
Topdanmark A/S (Financial) (b)		2	341
Toyama Chemical Co Ltd.
(Consumer, Non-cyclical) (b)		56	347
Unisys Corp. (Technology) (b)		221	1,344
United Stationers, Inc.
(Consumer, Cyclical) (b)		36	2,085
URS Corp. (Industrial) (b)		68	4,203
USEC, Inc. (Basic Materials) (b)		111	977
Valassis Communications, Inc.
(Consumer, Non-cyclical) (b)		91	896
Varian Medical Systems, Inc.
(Consumer, Non-cyclical) (b)		67	3,268
Vestas Wind Systems A/S
(Industrial) (b)		10	892
Washington Group International
(Industrial) (b)		37	3,602
William Demant Holding
(Consumer, Non-cyclical) (b)		4	367
WMS Industries, Inc.
(Consumer, Cyclical) (b)		55	1,907
YRC Worldwide, Inc. (Industrial) (b)		124	3,048
Other Common Stocks (c)		228,283	5,098,002
Total Common Stocks
(Cost $4,904,646)			5,367,175

Corporate Bonds (13.27%)

Allstate Corp., 7.20%, 12/1/2009
(Financial)	USD	30,000	31,337
American General Finance,
5.38%, 10/1/2012 (Financial)	USD	107,000	105,905
Anheuser-Busch Companies, Inc.,
5.05%, 10/15/2016
(Consumer Goods)	USD	2,000	1,941
Boeing Co., 6.13%, 2/15/2033
(Industrial)	USD	30,000	30,998
Bottling Group LLC,
4.63%, 11/15/2012
(Consumer Goods)	USD	29,000	28,545
Burlington Northern
Santa Fe Railway Co.,
7.00%, 12/15/2025 (Industrial)	USD	2,000	2,161
Citigroup, Inc., 6.63%, 1/15/2028
(Financial)	USD	9,000	9,432
Coca-Cola Enterprises.,
8.50%, 2/1/2022
(Consumer Goods)	USD	2,000	2,521
Comcast Corp., 6.50%, 11/15/2035
(Communications)	USD	72,000	73,044
ConAgra Foods, Inc.,
6.75%, 9/15/2011
(Consumer Goods)	USD	2,000	2,100
ConocoPhillips Canada,
5.63%, 10/15/2016 (Financial)	USD	23,000	23,411
Countrywide Financial Corp.,
6.25%, 5/15/2016 (Financial)	USD	50,000	39,795
Credit Suisse USA, Inc.,
6.13%, 11/15/2011 (Financial)	USD	207,000	214,042
Dominion Resources, Inc.,
4.13%, 2/15/2008 (Utilities)	USD	38,000	37,870
Duke Energy Carolinas,
6.25%, 1/15/2012 (Utilities)	USD	30,000	31,168
E.I. Du Pont De Nemours,
4.88%, 4/30/2014
(Basic Materials)	USD	53,000	51,523
Eastman Chemical, 7.60%,
2/1/2027 (Basic Materials)	USD	120,000	132,255
Exelon Corporation,
4.90%, 6/15/2015 (Utilities)	USD	2,000	1,876
Florida Power & Light,
5.95%, 10/1/2033 (Utilities)	USD	40,000	39,955
Goldman Sachs Group, Inc.,
5.95%, 1/15/2027 (Financial)	USD	101,000	93,902
IBM Corp., 8.38%, 11/1/2019
(Technology)	USD	30,000	36,961
JPMorgan Chase Capital XVIII,
6.95%, 8/17/2036 (Financial)	USD	30,000	29,599
Kimberly-Clark Corp., 5.00%,
8/15/2013 (Consumer Goods)	USD	48,000	47,514
Kinder Morgan Energy Partners LP,
7.75%, 3/15/2032 (Energy)	USD	2,000	2,232
Lehman Brothers Holdings, 6.63%,
1/18/2012 (Financial)	USD	38,000	39,203
Macys Retail Holdings, Inc., 5.75%,
7/15/2014 (Consumer Goods)	USD	2,000	1,935
Merrill Lynch & Co., 6.05%,
5/16/2016 (Financial)	USD	60,000	59,487
Morgan Stanley, 6.75%, 4/15/2011
(Financial)	USD	76,000	79,417
National Rural Utilities,
7.25%, 3/1/2012 (Financial)	USD	56,000	60,025
Norfolk Southern Corp.,
6.20%, 4/15/2009 (Industrial)	USD	12,000	12,175
Procter & Gamble Co.,
4.95%, 8/15/2014
(Consumer Goods)	USD	38,000	37,688
Prudential Financial, Inc.,
5.10%, 9/20/2014 (Financial)	USD	46,000	44,426
Southern Power Co.,
4.88%, 7/15/2015 (Utilities)	USD	2,000	1,902
Sprint Capital Corp., 8.38%,
3/15/2012 (Communications)	USD	61,000	66,621
Target Corp., 5.88%, 3/1/2012
(Consumer Goods)	USD	30,000	30,901
Union Pacific Corp.,
4.88%, 1/15/2015 (Industrial)	USD	41,000	39,168

See Notes to Financial Statements

12

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2015 Fund	October 31, 2007

Corporate Bonds, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
US Bank NA, 6.38%, 8/1/2011
(Financial)	USD	38,000	39,600
Verizon Communications,
7.25%, 12/1/2010
(Communications)	USD	116,000	123,753
Wachovia Bank NA,
7.80%, 8/18/2010 (Financial)	USD	61,000	65,378
Wal-Mart Stores, 4.55%, 5/1/2013
(Consumer, Cyclical)	USD	61,000	59,567
Weyerhaeuser Co., 6.95%, 8/1/2017
(Basic Materials)	USD	2,000	2,073
Wyeth, 5.50%, 2/1/2014
(Health Care)	USD	38,000	38,105
Total Corporate Bonds
(Cost $1,873,893)			1,871,511

U.S. Government Agency Pass-Through Securities (14.73%)

4.41%, 10/1/2035, Pool #836206
(Fannie Mae)	USD	57,091	56,529
4.50%, 1/1/2019, Pool #735057
(Fannie Mae)	USD	25,215	24,460
4.50%, 9/1/2020, Pool #839289
(Fannie Mae)	USD	26,247	25,398
5.00%, 5/1/2018, Pool #703444
(Fannie Mae)	USD	12,585	12,390
5.00%, 1/1/2019, Pool #255077
(Fannie Mae)	USD	50,089	49,482
5.00%, 12/1/2019, Pool #745369
(Fannie Mae)	USD	15,757	15,566
5.00%, 6/1/2020, Pool #839333
(Fannie Mae)	USD	22,256	21,912
5.00%, 12/1/2026, Pool #256570
(Fannie Mae)	USD	61,865	60,013
5.00%, 5/1/2034, Pool #768230
(Fannie Mae)	USD	42,483	40,776
5.00%, 7/1/2034, Pool #255268
(Fannie Mae)	USD	387,259	372,607
5.50%, 8/1/2017, Pool #826283
(Fannie Mae)	USD	14,457	14,546
5.50%, 3/1/2020, Pool #735405
(Fannie Mae)	USD	38,117	38,183
5.50%, 12/1/2020, Pool #850811
(Fannie Mae)	USD	101,308	101,484
5.50%, 6/1/2033, Pool #702459
(Fannie Mae)	USD	60,619	59,736
5.50%, 9/1/2033, Pool #254869
(Fannie Mae)	USD	45,690	45,153
5.50%, 4/1/2034, Pool #725424
(Fannie Mae)	USD	27,699	27,296
5.50%, 1/1/2035, Pool #808374
(Fannie Mae)	USD	187,724	184,990
6.00%, 6/1/2017, Pool #555004
(Fannie Mae)	USD	10,606	10,805
6.00%, 10/1/2032, Pool #667994
(Fannie Mae)	USD	58,052	58,745
6.00%, 9/1/2033, Pool #736937
(Fannie Mae)	USD	23,622	23,797
6.00%, 4/1/2035, Pool #735503
(Fannie Mae)	USD	22,496	22,745
6.50%, 9/1/2034, Pool #783390
(Fannie Mae)	USD	47,316	48,431
6.50%, 4/1/2036, Pool #851187
(Fannie Mae)	USD	44,711	45,765
7.00%, 4/1/2034, Pool #780703
(Fannie Mae)	USD	33,078	34,458
4.00%, 6/1/2018, Pool #E01401
(Freddie Mac)	USD	42,056	39,893
4.50%, 1/1/2019, Pool #B11878
(Freddie Mac)	USD	65,233	63,259
5.50%, 8/1/2033, Pool #A11851
(Freddie Mac)	USD	55,906	55,197
5.50%, 10/1/2034, Pool #A27526
(Freddie Mac)	USD	50,058	49,413
5.50%, 10/1/2035, Pool #A39170
(Freddie Mac)	USD	139,274	137,265
5.50%, 11/1/2035, Pool #A47728
(Freddie Mac)	USD	51,428	50,686
6.00%, 7/1/2034, Pool #A24370
(Freddie Mac)	USD	43,659	44,037
6.50%, 12/1/2033, Pool #A16523
(Freddie Mac)	USD	20,352	20,942
5.50%, 4/15/2033, Pool #603566
(GNMA)	USD	19,735	19,639
5.50%, 4/15/2034, Pool #626116
(GNMA)	USD	13,187	13,117
6.00%, 2/15/2032, Pool #569704
(GNMA)	USD	163,542	165,986
6.00%, 9/20/2034, Pool #2 3611
(GNMA)	USD	22,948	23,206
Total U.S. Government Agency
Pass-Through Securities
(Cost $2,061,149)			2,077,907

U.S. Government Agency Securities (2.41%)

4.50%, 10/15/2008, (Fannie Mae)	USD	75,000	75,232
6.63%, 9/15/2009, (Fannie Mae)	USD	75,000	78,048
4.63%, 11/21/2008,
(Federal Home Loan Bank)	USD	30,000	30,047
4.63%, 12/19/2008, (Freddie Mac)	USD	55,000	55,099
4.75%, 1/18/2011, (Freddie Mac)	USD	55,000	55,523
6.25%, 7/15/2032, (Freddie Mac)	USD	40,000	45,679
Total U.S. Government Agency
Securities (Cost $335,729)			339,628

U.S. Treasury Obligations (9.38%)

4.00%, 6/15/2009,
(U.S. Treasury Note)	USD	230,000	230,162
4.00%, 4/15/2010,
(U.S. Treasury Note)	USD	236,000	236,369
4.00%, 2/15/2015,
(U.S. Treasury Note)	USD	93,000	91,067
4.25%, 8/15/2015,
(U.S. Treasury Note)	USD	16,000	15,880
4.88%, 2/15/2012,
(U.S. Treasury Note)	USD	65,000	67,041
5.25%, 11/15/2028,
(U.S. Treasury Bond)	USD	334,000	354,301
5.63%, 5/15/2008,
(U.S. Treasury Note)	USD	326,000	328,521
Total U.S. Treasury Obligations
(Cost $1,306,686)			1,323,341

See Notes to Financial Statements

13

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2015 Fund	October 31, 2007

Foreign Government Agency Securities (13.70%)
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Belgian Government Bond,
5.50%, 9/28/2017	EUR	56,000	88,330
Bonos Y Obligación Del Estado
(Spanish Government Bond),
5.50%, 7/30/2017	EUR	62,000	97,787
Bundesobligation (German
Government Bond),
4.00%, 4/13/2012	EUR	183,000	263,449
Buoni Poliennali Del Tesoro
(Italian Government Bond),
5.25%, 8/01/2017	EUR	158,000	242,733
France O.A.T
(French Government Bond),
3.75%, 4/25/2017	EUR	151,000	208,977
Japan Government Bond,
1.50%, 6/20/2012	JPY	89,100,000	787,364
Netherlands Government Bond,
4.00%, 7/15/2016	EUR	62,000	87,875
United Kingdom Treasury Bond,
4.00%, 9/07/2016	GBP	80,000	155,413
Total Foreign Government
Agency Securities
(Cost $1,829,970)			1,931,928

Investment Companies (7.69%)

American Beacon Money
Market Fund		264,575	264,575
BLDRS Emerging Markets
50 ADR Equity Fund		2,455	147,226
Dreyfus Cash Management Plus		103,949	103,949
IShares MSCI Emerging Markets
Equity Fund		2,578	430,552
Vanguard Emerging Markets
Equity Fund		1,190	139,016
Total Investment Companies
(Cost $924,878)			1,085,318

Total Investments
(Cost $13,236,951) (a) — 99.23%			13,996,808
Other assets in excess of
liabilities — 0.77%			108,897

NET ASSETS — 100.00%			$14,105,705

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities
(b)	Non-income producing security.
(c)	A complete listing of all common stocks held by the Fund is available upon request. “Other Common Stocks” does not include any securities determined to be either “restricted” under Rule 144A and/or non-income producing.

See Notes to Financial Statements

14

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	October 31, 2007

Common Stocks (49.54%)
	Shares or
	Principal
Security Description	(Currency Noted)	Value ($)
AAR Corp. (Industrial) (b)	150	4,808
Adobe Systems, Inc.
(Technology) (b)	251	12,023
Advanced Micro Devices, Inc.
(Technology) (b)	947	12,387
The AES Corp. (Utilities) (b)	281	6,016
AK Steel Holding Corp.
(Basic Materials) (b)	489	24,514
Alaska Air Group, Inc.
(Consumer, Cyclical) (b)	301	7,645
Alleghany Corp. (Financial) (b)	10	3,930
American Tower Corp.
(Communications) (b)	180	7,952
Amgen, Inc.
(Consumer, Non-cyclical) (b)	44	2,557
AMR Corp. (Consumer, Cyclical) (b)	525	12,600
Anixter International, Inc.
(Communications) (b)	133	9,556
Apple, Inc. (Technology) (b)	414	78,639
Aquila, Inc. (Utilities) (b)	2,646	11,060
Arcandor AG
(Consumer, Cyclical) (b)	40	1,283
Arrow Electronics, Inc.
(Industrial) (b)	215	8,596
Atos Origin SA (Technology) (b)	21	1,277
Autodesk, Inc. (Technology) (b)	393	19,218
Avis Budget Group, Inc.
(Consumer, Non-cyclical) (b)	701	14,630
Avnet, Inc. (Industrial) (b)	260	10,847
Big Lots, Inc. (Consumer,
Cyclical) (b)	228	5,467
Blockbuster, Inc.
(Consumer, Cyclical) (b)	938	4,934
Bombardier, Inc. (Industrial) (b)	253	1,500
British Airways PLC.
(Consumer, Cyclical) (b)	154	1,426
Business Objects SA
(Technology) (b)	27	1,622
Cablevision Systems Corp.
(Communications) (b)	378	11,087
CGG-Veritas (Energy) (b)	5	1,638
Charming Shoppes, Inc.
(Consumer, Cyclical) (b)	890	6,604
Charter Plc. (Industrial) (b)	53	1,195
Checkpoint Systems, Inc.
(Industrial) (b)	247	7,472
China Everbright Ltd. (Financial) (b)	528	2,337
China Grand Forestry Resources
(Industrial) (b)	3,038	1,062
China Insurance International
(Financial) (b)	504	1,622
Cincinnati Bell, Inc.
(Communications) (b)	1,446	7,837
Comcast Corp.
(Communications) (b)	1,451	30,453
Computer Sciences Corp.
(Technology) (b)	395	23,064
Corrections Corporation of
America (Consumer,
Non-cyclical) (b)	504	14,258
The DIRECTV Group, Inc.
(Communications) (b)	365	9,665
Domtar Corp. (Basic Materials) (b)	1,196	10,262
Dynegy, Inc. (Utilities) (b)	811	7,469
EchoStar Communications Corp.
(Communications) (b)	349	17,087
EMC Corp. (Technology) (b)	1,038	26,355
ESCO Technologies, Inc.
(Industrial) (b)	105	4,346
Esterline Technologies Corp.
(Industrial) (b)	101	5,533
FirstFed Financial Corp.
(Financial) (b)	97	4,150
Ford Motor Co.
(Consumer, Cyclical) (b)	1,012	8,976
Foster Wheeler Ltd. (Industrial) (b)	119	17,642
Galaxy Entertainment Group Ltd.
(Consumer, Cyclical) (b)	1,221	1,327
Gaylord Entertainment Co.
(Consumer, Cyclical) (b)	169	9,207
General Cable Corp. (Industrial) (b)	216	15,550
Genting International PLC.
(Financial) (b)	2,111	1,007
Hitachi Zosen Corp. (Industrial) (b)	642	1,063
Humana, Inc.
(Consumer, Non-cyclical) (b)	282	21,136
Immoeast AG (Financial) (b)	95	1,156
Infineon Technologies AG
(Technology) (b)	132	1,937
Interpublic Group of Companies,
Inc. (Communications) (b)	956	9,895
Investment Technology Group, Inc.
(Financial) (b)	184	7,710
ITT Educational Services, Inc.
(Consumer, Non-cyclical) (b)	181	23,021
Jacobs Engineering Group, Inc.
(Industrial) (b)	199	17,343
Jyske Bank A/S (Financial) (b)	16	1,318
Kirby Corp. (Industrial) (b)	88	4,020
Kulicke & Soffa Industries, Inc.
(Technology) (b)	331	2,506
LaBranche & Co, Inc. (Financial) (b)	452	2,477
Lear Corp. (Consumer, Cyclical) (b)	445	15,811
Lihir Gold Ltd. (Basic Materials) (b)	693	2,666
Logitech International SA
(Technology) (b)	46	1,599
McDermott International, Inc.
(Industrial) (b)	376	22,959
Meritage Homes Corp. (Consumer,
Cyclical) (b)	204	3,282
MGM Mirage (Consumer,
Cyclical) (b)	51	4,672
Microsemi Corp. (Technology) (b)	278	7,398
Millipore Corp.
(Consumer, Non-cyclical) (b)	91	7,066
Mitsubishi Motors Corp.
(Consumer, Cyclical) (b)	1,474	2,875
Moog, Inc. (Industrial) (b)	157	7,246
Newmont Mining Corp.
(Basic Materials) (b)	181	9,206
Orbotech Ltd. (Industrial) (b)	268	5,548
Parker Drilling Co. (Energy) (b)	881	7,436
Pier 1 Imports, Inc.
(Consumer, Cyclical) (b)	637	3,242
Pinnacle Entertainment, Inc.
(Consumer, Cyclical) (b)	249	7,271
Pre-Paid Legal Services, Inc.
(Consumer, Non-cyclical) (b)	56	3,338

See Notes to Financial Statements

15

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2020 Fund	October 31, 2007

Common Stocks, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Psychiatric Solutions, Inc.
(Consumer, Non-cyclical) (b)		226	8,950
Qwest Communications
International (Communications) (b)		874	6,275
Ralcorp Holdings, Inc.
(Consumer, Non-cyclical) (b)		110	6,193
RH Donnelley Corp.
(Communications) (b)		118	6,472
Rite Aid Corp.
(Consumer, Cyclical) (b)		1,115	4,360
RTI International Metals, Inc.
(Basic Materials) (b)		96	7,505
SGL Carbon AG (Basic Materials) (b)		24	1,409
Six Flags, Inc. (Consumer,
Cyclical) (b)		595	1,928
Skyworks Solutions, Inc.
(Technology) (b)		1,096	10,105
Southwestern Energy Co.
(Energy) (b)		289	14,950
St. Jude Medical, Inc. (Consumer,
Non-cyclical) (b)		145	5,906
SVB Financial Group (Financial) (b)		142	7,354
TD Ameritrade Holding Corp.
(Financial) (b)		156	2,986
Tenet Healthcare Corp.
(Consumer, Non-cyclical) (b)		973	3,415
Terex Corp. (Industrial) (b)		174	12,914
Thomas & Betts Corp.
(Industrial) (b)		99	5,545
Topdanmark A/S (Financial) (b)		7	1,194
Unisys Corp. (Technology) (b)		726	4,414
United Stationers, Inc.
(Consumer, Cyclical) (b)		115	6,660
URS Corp. (Industrial) (b)		235	14,525
USEC, Inc. (Basic Materials) (b)		353	3,106
Valassis Communications, Inc.
(Consumer, Non-cyclical) (b)		418	4,117
Varian Medical Systems, Inc.
(Consumer, Non-cyclical) (b)		215	10,486
Vestas Wind Systems A/S
(Industrial) (b)		33	2,944
Washington Group International
(Industrial) (b)		119	11,585
William Demant Holding
(Consumer, Non-cyclical) (b)		12	1,100
WMS Industries, Inc.
(Consumer, Cyclical) (b)		179	6,206
YRC Worldwide, Inc. (Industrial) (b)		398	9,783
Other Common Stocks (c)		726,928	16,590,689
Total Common Stocks
(Cost $15,931,512)			17,489,965

Corporate Bonds (9.65%)

Allstate Corp., 7.20%, 12/1/2009
(Financial)	USD	44,000	45,960
Anheuser-Busch Companies, Inc.,
5.05%, 10/15/2016
(Consumer Goods)	USD	82,000	79,587
American General Finance,
5.38%, 10/1/2012 (Financial)	USD	151,000	149,455
Boeing Co., 6.13%, 2/15/2033
(Industrial)	USD	43,000	44,431
Bottling Group LLC,
4.63%, 11/15/2012
(Consumer Goods)	USD	58,000	57,090
Burlington Northern Santa Fe
Railway Company,
7.00%, 12/15/2025 (Industrial)	USD	82,000	88,604
Citigroup, Inc., 6.63%, 1/15/2028
(Financial)	USD	33,000	34,583
Coca-Cola Enterprises,
8.50%, 2/1/2022
(Consumer Goods)	USD	82,000	103,340
Comerica Bank.,
5.20%, 8/22/2017 (Financial)	USD	160,000	150,951
ConAgra Foods, Inc.,
6.75%, 9/15/2011
(Consumer Goods)	USD	82,000	86,096
ConocoPhillips Canada.,
5.63%, 10/15/2016 (Financial)	USD	156,000	158,791
Countrywide Financial Corp,
6.25%, 5/15/2016 (Financial)	USD	146,000	116,203
Duke Energy Carolinas,
6.25%, 1/15/2012 (Utilities)	USD	44,000	45,714
E.I. Du Pont De Nemours,
4.88%, 4/30/2014
(Basic Materials)	USD	165,000	160,402
Exelon Corporation,
4.90%, 6/15/2015 (Utilities)	USD	82,000	76,934
Florida Power & Light.,
5.95%, 10/1/2033 (Utilities)	USD	150,000	149,833
IBM Corp., 8.38%, 11/1/2019
(Technology)	USD	44,000	54,209
John Hancock Global Funding Ltd.,
7.90%, 7/2/2010 (Financial) †	USD	83,000	89,012
JPMorgan Chase Capital XVIII,
6.95%, 8/17/2036 (Financial)	USD	115,000	113,462
Kimberly-Clark Corp.,
5.00%, 8/15/2013
(Consumer Goods)	USD	55,000	54,443
Kinder Morgan Energy Partners LP,
7.75%, 3/15/2032 (Energy)	USD	82,000	91,515
Kohls Corporation,
6.00%, 1/15/2033
(Consumer Goods)	USD	78,000	70,516
Lehman Brothers Holdings,
6.63%, 1/18/2012 (Financial)	USD	55,000	56,742
Macys Retail Holdings, Inc.,
5.75%, 7/15/2014
(Consumer Goods)	USD	82,000	79,340
Merrill Lynch & Co.,
6.05%, 5/16/2016 (Financial)	USD	45,000	44,615
Morgan Stanley, 6.75%, 4/15/2011
(Financial)	USD	109,000	113,901
Norfolk Southern Corp.,
6.20%, 4/15/2009 (Industrial)	USD	192,000	194,796
Procter & Gamble Co.,
4.95%, 8/15/2014
(Consumer Goods)	USD	53,000	52,565
Prudential Financial, Inc.,
5.10%, 9/20/2014 (Financial)	USD	165,000	159,353
Southern Power Co.,
4.88%, 7/15/2015 (Utilities)	USD	82,000	77,978
Sprint Capital Corp.,
8.38%, 3/15/2012
(Communications)	USD	86,000	93,925
Target Corp., 5.88%, 3/1/2012
(Consumer Goods)	USD	44,000	45,321

See Notes to Financial Statements

16

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2020 Fund	October 31, 2007

Corporate Bonds, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
US Bank NA., 6.38%, 8/1/2011
(Financial)	USD	55,000	57,316
W.R. Berkley Corporation,
6.15%, 8/15/2019 (Financial)	USD	55,000	54,752
Wachovia Bank NA.,
7.80%, 8/18/2010 (Financial)	USD	87,000	93,244
Wal-Mart Stores, 4.55%, 5/1/2013
(Consumer Goods)	USD	87,000	84,956
Wells Fargo & Co., 4.63%, 8/9/2010
(Financial)	USD	37,000	36,643
Weyerhaeuser Co., 6.95%, 8/1/2017
(Basic Materials)	USD	82,000	85,009
Wyeth, 5.50%, 2/1/2014
(Health Care)	USD	54,000	54,149
Total Corporate Bonds
(Cost $3,470,459)			3,405,736

U.S. Government Agency Pass-Through Securities (10.04%)

4.41%, 10/1/2035, Pool #836206
(Fannie Mae)	USD	144,923	143,498
4.50%, 1/1/2019, Pool #735057
(Fannie Mae)	USD	73,242	71,049
4.50%, 9/1/2020, Pool #839289
(Fannie Mae)	USD	76,242	73,775
5.00%, 5/1/2018, Pool #703444
(Fannie Mae)	USD	54,533	53,691
5.00%, 1/1/2019, Pool #255077
(Fannie Mae)	USD	241,661	238,731
5.00%, 12/1/2019, Pool #745369
(Fannie Mae)	USD	45,769	45,214
5.00%, 6/1/2020, Pool #839333
(Fannie Mae)	USD	83,088	81,804
5.00%, 12/1/2026, Pool #256570
(Fannie Mae)	USD	82,487	80,017
5.00%, 5/1/2034, Pool #768230
(Fannie Mae)	USD	117,196	112,486
5.00%, 7/1/2034, Pool #255268
(Fannie Mae)	USD	141,526	136,171
5.50%, 8/1/2017, Pool #826283
(Fannie Mae)	USD	41,995	42,253
5.50%, 3/1/2020, Pool #735405
(Fannie Mae)	USD	57,460	57,559
5.50%, 12/1/2020, Pool #850811
(Fannie Mae)	USD	223,680	224,068
5.50%, 6/1/2033, Pool #702459
(Fannie Mae)	USD	148,412	146,250
5.50%, 9/1/2033, Pool #254869
(Fannie Mae)	USD	124,610	123,144
5.50%, 4/1/2034, Pool #725424
(Fannie Mae)	USD	100,724	99,257
5.50%, 1/1/2035, Pool #808374
(Fannie Mae)	USD	155,411	153,148
6.00%, 6/1/2017, Pool #555004
(Fannie Mae)	USD	4,980	5,074
6.00%, 1/1/2018, Pool #677483
(Fannie Mae)	USD	59,162	60,199
6.00%, 10/1/2032, Pool #667994
(Fannie Mae)	USD	168,627	170,638
6.00%, 9/1/2033, Pool #736937
(Fannie Mae)	USD	65,163	65,648
6.00%, 8/1/2034, Pool #725690
(Fannie Mae)	USD	61,286	61,741
6.00%, 4/1/2035, Pool #735503
(Fannie Mae)	USD	65,347	66,068
6.50%, 9/1/2034, Pool #783390
(Fannie Mae)	USD	77,108	78,925
6.50%, 4/1/2036, Pool #851187
(Fannie Mae)	USD	44,711	45,765
7.00%, 4/1/2034, Pool #780703
(Fannie Mae)	USD	96,083	100,093
4.00%, 6/1/2018, Pool #E01401
(Freddie Mac)	USD	122,163	115,881
5.00%, 8/1/2033, Pool #A12886
(Freddie Mac)	USD	143,312	137,930
5.50%, 8/1/2033, Pool #A11851
(Freddie Mac)	USD	154,225	152,270
5.50%, 10/1/2034, Pool #A27526
(Freddie Mac)	USD	138,091	136,312
5.50%, 11/1/2035, Pool #A47728
(Freddie Mac)	USD	152,997	150,790
6.00%, 7/1/2034, Pool #A24370
(Freddie Mac)	USD	121,055	122,104
6.50%, 12/1/2033, Pool #A16523
(Freddie Mac)	USD	30,896	31,791
5.50%, 4/15/2033, Pool #603566
(GNMA)	USD	57,325	57,046
5.50%, 4/15/2034, Pool #626116
(GNMA)	USD	38,306	38,102
6.00%, 9/20/2034, Pool #23611
(GNMA)	USD	63,628	64,343
Total U.S. Government Agency
Pass-Through Securities
(Cost $3,526,095)			3,542,835

U.S. Government Agency Securities (3.49%)

4.50%, 10/15/2008, (Fannie Mae)	USD	170,000	170,525
6.63%, 9/15/2009, (Fannie Mae)	USD	165,000	171,707
4.63%, 11/21/2008, (Federal
Home Loan Bank)	USD	170,000	170,264
4.75%, 1/18/2011, (Freddie Mac)	USD	120,000	121,140
4.75%, 1/19/2016, (Freddie Mac)	USD	480,000	476,965
6.25%, 7/15/2032, (Freddie Mac)	USD	105,000	119,908
Total U.S. Government Agency
Securities (Cost $1,219,158)			1,230,509

U.S. Treasury Obligations (5.28%)

4.00%, 6/15/2009,
(U.S. Treasury Notes)	USD	469,000	469,330
4.00%, 4/15/2010,
(U.S. Treasury Notes)	USD	271,000	271,423
4.00%, 2/15/2015,
(U.S. Treasury Notes)	USD	24,000	23,501
4.25%, 8/15/2015,
(U.S. Treasury Notes)	USD	56,000	55,580
4.88%, 2/15/2012,
(U.S. Treasury Notes)	USD	206,000	212,470
5.00%, 2/15/2011,
(U.S. Treasury Notes)	USD	232,000	239,540
5.25%, 11/15/2028,
(U.S. Treasury Bonds)	USD	404,000	428,556
5.63%, 5/15/2008,
(U.S. Treasury Notes)	USD	110,000	110,851
6.00%, 2/15/2026,
(U.S. Treasury Bonds)	USD	45,000	51,525
Total U.S. Treasury Obligations
(Cost $1,830,413)			1,862,776

See Notes to Financial Statements

17

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2020 Fund	October 31, 2007

Foreign Government Agency Securities (9.73%)
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Belgian Government Bond,
5.50%, 9/28/2017	EUR	99,000	156,155
Bonos Y Obligación Del Estado
(Spanish Government Bond),
5.50%, 7/30/2017	EUR	110,000	173,492
Bundesobligation (German
Government Bond),
4.00%, 4/13/2012	EUR	325,000	467,874
Buoni Poliennali Del Tesoro (Italian
Government Bond),
5.25%, 8/01/2017	EUR	281,000	431,697
France O.A.T (French Government
Bond), 3.75%, 4/25/2017	EUR	268,000	370,899
Japan Government Bond,
1.50%, 6/20/2012	JPY	159,000,000	1,405,060
Netherlands Government Bond,
4.00%, 7/15/2016	EUR	110,000	155,907
United Kingdom Treasury Bond,
4.00%, 9/07/2016	GBP	141,000	273,916
Total Foreign Government
Agency Securities
(Cost $3,253,750)			3,435,000

Investment Companies (11.57%)

American Beacon Money
Market Fund		1,539,767	1,539,767
BLDRS Emerging Markets 50
ADR Equity Fund		7,895	473,462
Dreyfus Cash Management Plus		201,884	201,884
iShares MSCI Emerging Markets
Equity Fund		8,534	1,425,263
Vanguard Emerging Markets
Equity Fund		3,830	447,421
Total Investment Companies
(Cost $3,563,075)			4,087,797
Total Investments
(Cost $32,794,462) (a) — 99.30%			35,054,618
Other assets in excess of
liabilities — 0.70%			245,661

NET ASSETS — 100.00%			$35,300,279

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing security.
(c)

A complete listing of all common stocks held by the Fund is available upon request. “Other Common Stocks” does not include any securities determined to be either “restricted” under Rule 144A and/or non-income producing.

†

Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

See Notes to Financial Statements

18

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	October 31, 2007

Common Stocks (67.30%)
	Shares or
	Principal
Security Description	(Currency Noted)	Value ($)
AAR Corp. (Industrial) (b)	152	4,872
Adobe Systems, Inc.
(Technology) (b)	249	11,927
Advanced Micro Devices, Inc.
(Technology) (b)	849	11,105
The AES Corp. (Utilities) (b)	295	6,316
AK Steel Holding Corp.
(Basic Materials) (b)	427	21,406
Alaska Air Group, Inc.
(Consumer, Cyclical) (b)	220	5,588
Alleghany Corp. (Financial) (b)	8	3,144
American Tower Corp.
(Communications) (b)	180	7,952
Amgen, Inc.
(Consumer, Non-cyclical) (b)	491	28,532
AMR Corp. (Consumer, Cyclical) (b)	459	11,016
Anixter International, Inc.
(Communications) (b)	131	9,412
Apple, Inc. (Technology) (b)	380	72,181
Aquila, Inc. (Utilities) (b)	2,301	9,618
Arcandor AG (Consumer,
Cyclical) (b)	35	1,122
Arrow Electronics, Inc. (Industrial) (b)	195	7,796
Atos Origin SA (Technology) (b)	18	1,094
Autodesk, Inc. (Technology) (b)	384	18,778
Avis Budget Group, Inc.
(Consumer, Non-cyclical) (b)	569	11,875
Avnet, Inc. (Industrial) (b)	236	9,846
Big Lots, Inc. (Consumer,
Cyclical) (b)	216	5,180
Blockbuster, Inc.
(Consumer, Cyclical) (b)	617	3,245
Bombardier, Inc. (Industrial) (b)	222	1,316
British Airways PLC.
(Consumer, Cyclical) (b)	135	1,250
Business Objects SA (Technology) (b)	24	1,442
Cablevision Systems Corp.
(Communications) (b)	332	9,738
CGG-Veritas (Energy) (b)	4	1,310
Charming Shoppes, Inc.
(Consumer, Cyclical) (b)	690	5,120
Charter Plc. (Industrial) (b)	46	1,037
Checkpoint Systems, Inc.
(Industrial) (b)	226	6,837
China Everbright Ltd. (Financial) (b)	462	2,045
China Grand Forestry Resources
(Industrial) (b)	2,661	930
China Insurance International
(Financial) (b)	442	1,423
Cincinnati Bell, Inc.
(Communications) (b)	1,410	7,642
Comcast Corp. (Communications) (b)	1,284	26,945
Computer Sciences Corp.
(Technology) (b)	342	19,969
Corrections Corporation of America
(Consumer, Non-cyclical) (b)	458	12,957
The DIRECTV Group, Inc.
(Communications) (b)	270	7,150
Domtar Corp. (Basic Materials) (b)	1,181	10,133
Dynegy, Inc. (Utilities) (b)	800	7,368
EchoStar Communications Corp.
(Communications) (b)	296	14,492
EMC Corp. (Technology) (b)	903	22,927
ESCO Technologies, Inc.
(Industrial) (b)	105	4,346
Esterline Technologies Corp.
(Industrial) (b)	107	5,861
FirstFed Financial Corp.
(Financial) (b)	92	3,936
Ford Motor Co.
(Consumer, Cyclical) (b)	785	6,963
Foster Wheeler Ltd. (Industrial) (b)	101	14,973
Galaxy Entertainment Group Ltd.
(Consumer, Cyclical) (b)	1,070	1,162
Gaylord Entertainment Co.
(Consumer, Cyclical) (b)	167	9,098
General Cable Corp. (Industrial) (b)	206	14,830
Genting International PLC.
(Financial) (b)	1,849	882
Hitachi Zosen Corp. (Industrial) (b)	562	930
Humana, Inc.
(Consumer, Non-cyclical) (b)	241	18,063
Immoeast AG (Financial) (b)	83	1,010
Infineon Technologies AG
(Technology) (b)	116	1,702
Interpublic Group of Cos, Inc.
(Communications) (b)	956	9,895
Investment Technology Group, Inc.
(Financial) (b)	179	7,500
ITT Educational Services, Inc.
(Consumer, Non-cyclical) (b)	152	19,333
Jacobs Engineering Group, Inc.
(Industrial) (b)	189	16,471
Jyske Bank A/S (Financial) (b)	14	1,154
Kirby Corp. (Industrial) (b)	86	3,928
Kulicke & Soffa Industries, Inc.
(Technology) (b)	325	2,460
LaBranche & Co, Inc. (Financial) (b)	380	2,082
Lear Corp. (Consumer, Cyclical) (b)	382	13,572
Lihir Gold Ltd. (Basic Materials) (b)	607	2,335
Logitech International SA
(Technology) (b)	40	1,390
McDermott International, Inc.
(Industrial) (b)	329	20,089
Meritage Homes Corp.
(Consumer, Cyclical) (b)	182	2,928
MGM Mirage (Consumer, Cyclical) (b)	52	4,764
Microsemi Corp. (Technology) (b)	270	7,185
Millipore Corp.
(Consumer, Non-cyclical) (b)	91	7,066
Mitsubishi Motors Corp.
(Consumer, Cyclical) (b)	1,291	2,518
Moog, Inc. (Industrial) (b)	159	7,338
Newport Corp. (Industrial) (b)	143	1,955
Orbotech Ltd. (Industrial) (b)	191	3,954
Parker Drilling Co. (Energy) (b)	688	5,807
Pier 1 Imports, Inc.
(Consumer, Cyclical) (b)	464	2,362
Pinnacle Entertainment, Inc.
(Consumer, Cyclical) (b)	220	6,424
Pre-Paid Legal Services, Inc.
(Consumer, Non-cyclical) (b)	42	2,503
Psychiatric Solutions, Inc.
(Consumer, Non-cyclical) (b)	218	8,633
Qwest Communications International
(Communications) (b)	662	4,753
Ralcorp Holdings, Inc.
(Consumer, Non-cyclical) (b)	107	6,024

See Notes to Financial Statements

19

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2030 Fund	October 31, 2007

Common Stocks, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
RH Donnelley Corp.
(Communications) (b)		118	6,472
Rite Aid Corp. (Consumer, Cyclical) (b)		901	3,523
RTI International Metals, Inc.
(Basic Materials) (b)		93	7,271
SGL Carbon AG (Basic Materials) (b)		21	1,233
Six Flags, Inc. (Consumer,
Cyclical) (b)		344	1,115
Skyworks Solutions, Inc.
(Technology) (b)		897	8,270
Southwestern Energy Co.
(Energy) (b)		244	12,622
St. Jude Medical, Inc. (Consumer,
Non-cyclical) (b)		145	5,906
SVB Financial Group (Financial) (b)		139	7,199
TD Ameritrade Holding Corp.
(Financial) (b)		111	2,125
Tenet Healthcare Corp.
(Consumer, Non-cyclical) (b)		934	3,278
Terex Corp. (Industrial) (b)		149	11,059
Thomas & Betts Corp. (Industrial) (b)		101	5,657
Topdanmark A/S (Financial) (b)		6	1,024
Unisys Corp. (Technology) (b)		699	4,250
United Stationers, Inc.
(Consumer, Cyclical) (b)		114	6,602
URS Corp. (Industrial) (b)		214	13,227
USEC, Inc. (Basic Materials) (b)		274	2,411
Valassis Communications, Inc.
(Consumer, Non-cyclical) (b)		271	2,669
Varian Medical Systems, Inc.
(Consumer, Non-cyclical) (b)		180	8,779
Vestas Wind Systems A/S
(Industrial) (b)		29	2,587
Washington Group International
(Industrial) (b)		118	11,487
William Demant Holding
(Consumer, Non-cyclical) (b)		11	1,008
WMS Industries, Inc.
(Consumer, Cyclical) (b)		180	6,241
YRC Worldwide, Inc. (Industrial) (b)		316	7,767
Other Common Stocks (c)		646,447	14,800,880
Total Common Stocks
(Cost $14,235,052)			15,626,877

Corporate Bonds (4.07%)

Allstate Corp., 7.20%, 12/1/2009
(Financial)	USD	12,000	12,535
American General Finance,
5.38%, 10/1/2012 (Financial)	USD	41,000	40,580
Anheuser-Busch Cos, Inc.,
5.05%, 10/15/2016
(Consumer Goods)	USD	12,000	11,647
Burlington Northern Santa Fe
Railway Company,
7.00%, 12/15/2025 (Industrial)	USD	12,000	12,967
Boeing Co., 6.13%, 2/15/2033
(Industrial)	USD	12,000	12,399
Bottling Group LLC.,
4.63%, 11/15/2012
(Consumer Goods)	USD	16,000	15,749
Citigroup, Inc., 6.63%, 1/15/2028
(Financial)	USD	21,000	22,007
Coca-Cola Enterprises,
8.50%, 2/1/2022
(Consumer Goods)	USD	12,000	15,123
Comcast Corp., 6.50%, 11/15/2035
(Communications)	USD	20,000	20,290
ConAgra Foods, Inc.,
6.75%, 9/15/2011
(Consumer Goods)	USD	12,000	12,599
ConocoPhillips Canada,
5.63%, 10/15/2016 (Financial)	USD	32,000	32,572
Countrywide Financial Corp.,
6.25%, 5/15/2016 (Financial)	USD	93,000	74,019
Duke Energy Carolinas,
6.25%, 1/15/2012 (Utilities)	USD	12,000	12,467
E.I. Du Pont De Nemours,
4.88%, 4/30/2014
(Basic Materials)	USD	9,000	8,749
Eastman Chemical, 7.60%,
2/1/2027 (Basic Materials)	USD	15,000	16,532
Exelon Corporation,
4.90%, 6/15/2015 (Utilities)	USD	12,000	11,259
Florida Power & Light,
5.95%, 10/1/2033 (Utilities)	USD	30,000	29,967
General Electric Company,
5.00%, 2/1/2013 (Industrial)	USD	52,000	51,587
IBM Corp., 8.38%, 11/1/2019
(Technology)	USD	12,000	14,784
John Hancock Global Funding Ltd.,
7.90%, 7/2/2010 (Financial) †	USD	12,000	12,869
JPMorgan Chase Capital XVIII,
6.95%, 8/17/2036 (Financial)	USD	10,000	9,866
Kimberly-Clark Corp.,
5.00%, 8/15/2013
(Consumer Goods)	USD	10,000	9,899
Kinder Morgan Energy Partners LP,
7.75%, 3/15/2032 (Energy)	USD	12,000	13,392
Kohls Corporation,
6.00%, 1/15/2033
(Consumer Goods)	USD	28,000	25,314
Lehman Brothers Holdings,
6.63%, 1/18/2012 (Financial)	USD	15,000	15,475
Macys Retail Holdings, Inc.,
5.75%, 7/15/2014
(Consumer Goods)	USD	12,000	11,611
Morgan Stanley, 6.75%, 4/15/2011
(Financial)	USD	29,000	30,304
National Rural Utilities,
7.25%, 3/1/2012 (Financial)	USD	15,000	16,078
Norfolk Southern Corp.,
6.20%, 4/15/2009 (Industrial)	USD	118,000	119,718
Procter & Gamble Co.,
4.95%, 8/15/2014
(Consumer Goods)	USD	15,000	14,877
Prudential Financial, Inc.,
5.10%, 9/20/2014 (Financial)	USD	35,000	33,802
Southern Power Co.,
4.88%, 7/15/2015 (Utilities)	USD	12,000	11,411
Sprint Capital Corp.,
8.38%, 3/15/2012
(Communications)	USD	24,000	26,212
Target Corp., 5.88%, 3/1/2012
(Consumer Goods)	USD	12,000	12,360
US Bank NA., 6.38%, 8/1/2011
(Financial)	USD	15,000	15,632
Verizon Communications,
7.25%, 12/1/2010
(Communications)	USD	35,000	37,339

See Notes to Financial Statements

20

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2030 Fund	October 31, 2007

Corporate Bonds, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Wachovia Bank NA.,
7.80%, 8/18/2010 (Financial)	USD	23,000	24,651
Wal-Mart Stores, 4.55%, 5/1/2013
(Consumer Goods)	USD	23,000	22,460
Wells Fargo & Co., 4.63%, 8/9/2010
(Financial)	USD	26,000	25,749
Weyerhaeuser Co., 6.95%, 8/1/2017
(Basic Materials)	USD	12,000	12,440
Wyeth, 5.50%, 2/1/2014 (Health Care)	USD	15,000	15,041
Total Corporate Bonds
(Cost $965,660)			944,332

U.S. Government Agency Pass-Through Securities (4.19%)

4.41%, 10/1/2035, Pool #836206
(Fannie Mae)	USD	30,742	30,439
4.50%, 1/1/2019, Pool #735057
(Fannie Mae)	USD	14,409	13,977
4.50%, 9/1/2020, Pool #839289
(Fannie Mae)	USD	14,998	14,513
5.00%, 5/1/2018, Pool #703444
(Fannie Mae)	USD	24,330	23,954
5.00%, 1/1/2019, Pool #255077
(Fannie Mae)	USD	21,022	20,767
5.00%, 12/1/2019, Pool #745369
(Fannie Mae)	USD	9,004	8,895
5.00%, 6/1/2020, Pool #839333
(Fannie Mae)	USD	28,932	28,485
5.00%, 12/1/2026, Pool #256570
(Fannie Mae)	USD	40,306	39,099
5.00%, 8/1/2033, Pool #713679
(Fannie Mae)	USD	43,214	41,477
5.00%, 5/1/2034, Pool #768230
(Fannie Mae)	USD	23,440	22,498
5.00%, 7/1/2034, Pool #255268
(Fannie Mae)	USD	61,962	59,617
5.50%, 8/1/2017, Pool #826283
(Fannie Mae)	USD	8,261	8,312
5.50%, 3/1/2020, Pool #735405
(Fannie Mae)	USD	31,290	31,344
5.50%, 12/1/2020, Pool #850811
(Fannie Mae)	USD	94,171	94,335
5.50%, 9/1/2033, Pool #254869
(Fannie Mae)	USD	62,305	61,572
5.50%, 4/1/2034, Pool #725424
(Fannie Mae)	USD	27,699	27,296
6.00%, 6/1/2017, Pool #555004
(Fannie Mae)	USD	19,852	20,225
6.00%, 10/1/2032, Pool #667994
(Fannie Mae)	USD	33,172	33,568
6.00%, 9/1/2033, Pool #736937
(Fannie Mae)	USD	13,033	13,129
6.00%, 4/1/2035, Pool #735503
(Fannie Mae)	USD	12,855	12,997
6.50%, 9/1/2034, Pool #783390
(Fannie Mae)	USD	21,614	22,123
6.50%, 4/1/2036, Pool #851187
(Fannie Mae)	USD	62,596	64,070
7.00%, 4/1/2034, Pool #780703
(Fannie Mae)	USD	18,902	19,691
4.00%, 6/1/2018, Pool #E01401
(Freddie Mac)	USD	24,032	22,796
4.50%, 1/1/2019, Pool #B11878
(Freddie Mac)	USD	37,276	36,148
5.00%, 8/1/2033, Pool #A12886
(Freddie Mac)	USD	20,973	20,185
5.50%, 8/1/2033, Pool #A11851
(Freddie Mac)	USD	30,845	30,454
5.50%, 10/1/2034, Pool #A27526
(Freddie Mac)	USD	27,618	27,262
5.50%, 11/1/2035, Pool #A47728
(Freddie Mac)	USD	50,276	49,551
6.00%, 7/1/2034, Pool #A24370
(Freddie Mac)	USD	25,799	26,022
6.50%, 12/1/2033, Pool #A16523
(Freddie Mac)	USD	14,958	15,391
5.50%, 4/15/2033, Pool #603566
(GNMA)	USD	11,277	11,222
5.50%, 4/15/2034, Pool #626116
(GNMA)	USD	7,536	7,495
6.00%, 9/20/2034, Pool #2 3611
(GNMA)	USD	13,561	13,713
Total U.S. Government Agency
Pass-Through Securities
(Cost $968,520)			972,622

U.S. Government Agency Securities (1.84%)

4.50%, 10/15/2008, (Fannie Mae)	USD	35,000	35,108
6.63%, 9/15/2009, (Fannie Mae)	USD	35,000	36,423
4.63%, 11/21/2008,
(Federal Home Loan Bank)	USD	10,000	10,016
4.63%, 12/19/2008, (Freddie Mac)	USD	145,000	145,262
4.75%, 1/18/2011, (Freddie Mac)	USD	25,000	25,238
4.75%, 1/19/2016, (Freddie Mac)	USD	62,000	61,608
6.25%, 7/15/2032, (Freddie Mac)	USD	99,000	113,056
Total U.S. Government Agency
Securities (Cost $424,946)			426,711

U.S. Treasury Obligations (2.19%)

4.00%, 6/15/2009,
(U.S. Treasury Notes)	USD	153,000	153,108
4.00%, 4/15/2010,
(U.S. Treasury Notes)	USD	69,000	69,108
4.00%, 2/15/2015,
(U.S. Treasury Notes)	USD	13,000	12,730
4.25%, 8/15/2015,
(U.S. Treasury Notes)	USD	30,000	29,775
4.88%, 2/15/2012,
(U.S. Treasury Notes)	USD	57,000	58,790
5.00%, 2/15/2011,
(U.S. Treasury Notes)	USD	50,000	51,625
5.25%, 11/15/2028,
(U.S. Treasury Bonds)	USD	101,000	107,139
5.63%, 5/15/2008,
(U.S. Treasury Notes)	USD	25,000	25,193
Total U.S. Treasury Obligations
(Cost $498,994)			507,468

Foreign Government Agency Securities (3.89%)

Belgian Government Bond,
5.50%, 9/28/2017	EUR	27,000	42,588
Bonos Y Obligación Del Estado
(Spanish Government Bond),
5.50%, 7/30/2017	EUR	29,000	45,739

See Notes to Financial Statements

21

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2030 Fund	October 31, 2007

Foreign Government Agency Securities, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Bundesobligation
(German Government Bond),
4.00%, 4/13/2012	EUR	85,000	122,367
Buoni Poliennali Del Tesoro
(Italian Government Bond),
5.25%, 8/01/2017	EUR	74,000	113,685
France O.A.T
(French Government Bond),
3.75%, 4/25/2017	EUR	70,000	96,877
Japan Government Bond,
1.50%, 6/20/2012	JPY	41,500,000	366,729
Netherlands Government Bond,
4.00%, 7/15/2016	EUR	29,000	41,103
United Kingdom Treasury Bond,
4.00%, 9/07/2016	GBP	38,000	73,821
Total Foreign Government
Agency Securities
(Cost $855,273)			902,909

Investment Companies (16.03%)

American Beacon Money
Market Fund		1,451,229	1,451,229
BLDRS Emerging Markets 50
ADR Equity Fund		6,915	414,693
Dreyfus Cash Management Plus		116,306	116,306
IShares MSCI Emerging Markets
Equity Fund		8,075	1,348,606
Vanguard Emerging Markets
Equity Fund		3,355	391,931
Total Investment Companies
(Cost $3,241,742)			3,722,765
Total Investments
(Cost $21,190,187) (a) — 99.51%			23,103,684
Other assets in excess of
liabilities — 0.49%			114,075
NET ASSETS — 100.00%			$23,217,759

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities
(b)	Non-income producing security.
(c)

A complete listing of all common stocks held by the Fund is available upon request. “Other Common Stocks” does not include any securities determined to be either “restricted” under Rule 144A and/or non-income producing.

†

Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

See Notes to Financial Statements

22

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	October 31, 2007

Common Stocks (78.14%)
	Shares or
	Principal
Security Description	(Currency Noted)	Value ($)
AAR Corp. (Industrial) (b)	182	5,833
Adobe Systems, Inc. (Technology) (b)	300	14,370
Advanced Micro Devices, Inc.
(Technology) (b)	1,050	13,734
The AES Corp. (Utilities) (b)	353	7,558
AK Steel Holding Corp.
(Basic Materials) (b)	140	7,018
Alaska Air Group, Inc.
(Consumer, Cyclical) (b)	239	6,071
Alleghany Corp. (Financial) (b)	10	3,930
American Tower Corp.
(Communications) (b)	215	9,499
Amgen, Inc.
(Consumer, Non-cyclical) (b)	251	14,586
AMR Corp. (Consumer, Cyclical) (b)	585	14,040
Anixter International, Inc.
(Communications) (b)	162	11,640
Apple, Inc. (Technology) (b)	446	84,718
Aquila, Inc. (Utilities) (b)	2,862	11,963
Arcandor AG (Consumer, Cyclical) (b)	42	1,347
Arrow Electronics, Inc. (Industrial) (b)	243	9,715
Atos Origin SA (Technology) (b)	22	1,337
Autodesk, Inc. (Technology) (b)	462	22,592
Avis Budget Group, Inc.
(Consumer, Non-cyclical) (b)	683	14,254
Avnet, Inc. (Industrial) (b)	294	12,266
Big Lots, Inc. (Consumer, Cyclical) (b)	283	6,786
Blockbuster, Inc.
(Consumer, Cyclical) (b)	1,033	5,434
Bombardier, Inc. (Industrial) (b)	266	1,577
British Airways PLC.
(Consumer, Cyclical) (b)	162	1,500
Business Objects SA (Technology) (b)	29	1,742
Cablevision Systems Corp.
(Communications) (b)	411	12,055
CGG-Veritas (Energy) (b)	5	1,638
Charming Shoppes, Inc.
(Consumer, Cyclical) (b)	831	6,166
Charter Plc. (Industrial) (b)	56	1,262
Checkpoint Systems, Inc.
(Industrial) (b)	261	7,895
China Everbright Ltd. (Financial) (b)	555	2,456
China Grand Forestry Resources
(Industrial) (b)	3,195	1,117
China Insurance International
(Financial) (b)	530	1,706
Cincinnati Bell, Inc.
(Communications) (b)	1,647	8,927
Comcast Corp. (Communications) (b)	1,561	32,756
Computer Sciences Corp.
(Technology) (b)	409	23,882
Corrections Corporation of
America (Consumer,
Non-cyclical) (b)	605	17,115
The DIRECTV Group, Inc.
(Communications) (b)	323	8,553
Domtar Corp. (Basic Materials) (b)	1,442	12,372
Dynegy, Inc. (Utilities) (b)	996	9,173
EchoStar Communications Corp.
(Communications) (b)	367	17,968
EMC Corp, (Technology) (b)	1,080	27,421
ESCO Technologies, Inc.
(Industrial) (b)	124	5,132
Esterline Technologies Corp.
(Industrial) (b)	124	6,793
FirstFed Financial Corp.
(Financial) (b)	115	4,920
Ford Motor Co.
(Consumer, Cyclical) (b)	946	8,391
Foster Wheeler Ltd. (Industrial) (b)	125	18,531
Galaxy Entertainment Group Ltd.
(Consumer, Cyclical) (b)	1,284	1,395
Gaylord Entertainment Co.
(Consumer, Cyclical) (b)	202	11,005
General Cable Corp. (Industrial) (b)	246	17,710
Genting International PLC.
(Financial) (b)	2,221	1,059
Hitachi Zosen Corp. (Industrial) (b)	675	1,117
Humana, Inc.
(Consumer, Non-cyclical) (b)	297	22,260
Immoeast AG (Financial) (b)	100	1,217
Infineon Technologies AG
(Technology) (b)	139	2,039
Interpublic Group of Companies, Inc.
(Communications) (b)	1,189	12,306
Investment Technology Group Inc.
(Financial) (b)	220	9,218
ITT Educational Services, Inc.
(Consumer, Non-cyclical) (b)	188	23,912
Jacobs Engineering Group, Inc.
(Industrial) (b)	227	19,783
Jyske Bank A/S (Financial) (b)	16	1,318
Kirby Corp. (Industrial) (b)	103	4,705
Kulicke & Soffa Industries, Inc.
(Technology) (b)	388	2,937
LaBranche & Co, Inc. (Financial) (b)	480	2,630
Lear Corp. (Consumer, Cyclical) (b)	469	16,664
Lihir Gold Ltd. (Basic Materials) (b)	728	2,801
Logitech International SA
(Technology) (b)	48	1,668
McDermott International, Inc.
(Industrial) (b)	405	24,729
Meritage Homes Corp.
(Consumer, Cyclical) (b)	211	3,395
MGM Mirage (Consumer, Cyclical) (b)	62	5,680
Microsemi Corp. (Technology) (b)	325	8,648
Millipore Corp.
(Consumer, Non-cyclical) (b)	110	8,542
Mitsubishi Motors Corp.
(Consumer, Cyclical) (b)	1,550	3,023
Moog, Inc. (Industrial) (b)	189	8,722
Newport Corp. (Industrial) (b)	178	2,433
Orbotech Ltd. (Industrial) (b)	223	4,616
Parker Drilling Co. (Energy) (b)	856	7,225
Pier 1 Imports, Inc.
(Consumer, Cyclical) (b)	614	3,125
Pinnacle Entertainment, Inc.
(Consumer, Cyclical) (b)	287	8,380
Pre-Paid Legal Services, Inc.
(Consumer, Non-cyclical) (b)	47	2,801
Psychiatric Solutions Inc.
(Consumer, Non-cyclical) (b)	269	10,652
Qwest Communications
International, Inc.
(Communications) (b)	824	5,916
Ralcorp Holdings, Inc. (Consumer,
Non-cyclical) (b)	129	7,263

See Notes to Financial Statements

23

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2040 Fund	October 31, 2007

Common Stocks, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
RH Donnelley Corp.
(Communications) (b)		141	7,734
Rite Aid Corp. (Consumer,
Cyclical) (b)		1,088	4,254
RTI International Metals, Inc.
(Basic Materials) (b)		116	9,069
SGL Carbon AG (Basic Materials) (b)		25	1,468
Six Flags, Inc. (Consumer, Cyclical) (b)		532	1,724
Skyworks Solutions, Inc.
(Technology) (b)		1,073	9,893
Southwestern Energy Co. (Energy) (b)		332	17,174
St. Jude Medical, Inc.
(Consumer, Non-cyclical) (b)		176	7,168
SVB Financial Group (Financial) (b)		167	8,649
TD Ameritrade Holding Corp.
(Financial) (b)		130	2,488
Tenet Healthcare Corp.
(Consumer, Non-cyclical) (b)		1,139	3,998
Terex Corp. (Industrial) (b)		184	13,656
Thomas & Betts Corp. (Industrial) (b)		121	6,777
Topdanmark A/S (Financial) (b)		8	1,365
Unisys Corp. (Technology) (b)		838	5,095
United Stationers, Inc.
(Consumer, Cyclical) (b)		140	8,107
URS Corp. (Industrial) (b)		266	16,441
USEC, Inc. (Basic Materials) (b)		345	3,036
Valassis Communications, Inc.
(Consumer, Non-cyclical) (b)		324	3,191
Varian Medical Systems, Inc.
(Consumer, Non-cyclical) (b)		222	10,827
Vestas Wind Systems A/S
(Industrial) (b)		34	3,033
Washington Group International
(Industrial) (b)		141	13,726
William Demant Holding
(Consumer, Non-cyclical) (b)		13	1,191
WMS Industries, Inc.
(Consumer, Cyclical) (b)		216	7,489
YRC Worldwide, Inc. (Industrial) (b)		381	9,365
Other Common Stocks (c)		780,453	17,933,047
Total Common Stocks
(Cost $17,164,892)			18,900,598

Corporate Bonds (1.47%)

Allstate Corp., 7.20%, 12/1/2009
(Financial)	USD	4,000	4,178
American General Finance,
5.38%, 10/1/2012 (Financial)	USD	13,000	12,867
Anheuser-Busch Companies, Inc.,
5.05%, 10/15/2016
(Consumer Goods)	USD	4,000	3,882
Boeing Co., 6.13%, 2/15/2033
(Industrial)	USD	4,000	4,133
Bottling Group LLC.,
4.63%, 11/15/2012
(Consumer Goods)	USD	2,000	1,969
Burlington Northern Santa Fe
Railway Company,
7.00%, 12/15/2025 (Industrial)	USD	4,000	4,322
Citigroup, Inc., 6.63%, 1/15/2028
(Financial)	USD	14,000	14,671
Coca-Cola Enterprises,
8.50%, 2/1/2022
(Consumer Goods)	USD	4,000	5,041
Comcast Corp., 6.50%, 11/15/2035
(Communications)	USD	13,000	13,188
ConAgra Foods, Inc.,
6.75%, 9/15/2011
(Consumer Goods)	USD	4,000	4,200
ConocoPhillips Canada,
5.63%, 10/15/2016 (Financial)	USD	14,000	14,250
Countrywide Financial Corp.,
6.25%, 5/15/2016 (Financial)	USD	16,000	12,735
Credit Suisse USA, Inc.,
6.13%, 11/15/2011 (Financial)	USD	13,000	13,442
Duke Energy Carolinas,
6.25%, 1/15/2012 (Utilities)	USD	4,000	4,156
E.I. Du Pont De Nemours,
4.88%, 4/30/2014
(Basic Materials)	USD	3,000	2,916
Exelon Corporation,
4.90%, 6/15/2015 (Utilities)	USD	4,000	3,753
Florida Power & Light,
5.95%, 10/1/2033 (Utilities)	USD	20,000	19,978
General Electric Company,
5.00%, 2/1/2013 (Industrial)	USD	20,000	19,841
IBM Corp., 8.38%, 11/1/2019
(Technology)	USD	4,000	4,928
John Hancock Global Funding Ltd.,
7.90%, 7/2/2010 (Financial) †	USD	5,000	5,362
JPMorgan Chase Capital XVIII,
6.95%, 8/17/2036 (Financial)	USD	15,000	14,799
Kimberly-Clark Corp.,
5.00%, 8/15/2013
(Consumer Goods)	USD	7,000	6,929
Kinder Morgan Energy Partners,
7.75%, 3/15/2032 (Energy)	USD	4,000	4,464
Kohls Corporation, 6.00%,
1/15/2033 (Consumer Goods)	USD	8,000	7,232
Lehman Brothers Holdings,
6.63%, 1/18/2012 (Financial)	USD	4,000	4,127
Macys Retail Holdings, Inc.,
5.75%, 7/15/2014
(Consumer Goods)	USD	4,000	3,870
Morgan Stanley, 6.75%, 4/15/2011
(Financial)	USD	9,000	9,405
National Rural Utilities,
7.25%, 3/1/2012 (Financial)	USD	7,000	7,503
Norfolk Southern Corp,
6.20%, 4/15/2009 (Industrial)	USD	42,000	42,612
Procter & Gamble Co.,
4.95%, 8/15/2014
(Consumer Goods)	USD	5,000	4,959
Prudential Financial, Inc.,
5.10%, 9/20/2014 (Financial)	USD	4,000	3,863
Southern Power Co.,
4.88%, 7/15/2015 (Utilities)	USD	4,000	3,804
Sprint Capital Corp.,
8.38%, 3/15/2012
(Communications)	USD	7,000	7,645
Target Corp., 5.88%, 3/1/2012
(Consumer Goods)	USD	4,000	4,120
Union Pacific Corp.,
4.88%, 1/15/2015 (Industrial)	USD	9,000	8,598
US Bank NA., 6.38%, 8/1/2011
(Financial)	USD	4,000	4,168
Verizon Communications,
7.25%, 12/1/2010
(Communications)	USD	15,000	16,003

See Notes to Financial Statements

24

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2040 Fund	October 31, 2007

Corporate Bonds, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Wachovia Bank NA.,
7.80%, 8/18/2010 (Financial)	USD	7,000	7,502
Wal-Mart Stores, 4.55%, 5/1/2013
(Consumer Goods)	USD	8,000	7,812
Wells Fargo & Co., 4.63%, 8/9/2010
(Financial)	USD	8,000	7,923
Weyerhaeuser Co., 6.95%, 8/1/2017
(Basic Materials)	USD	4,000	4,147
Wyeth, 5.50%, 2/1/2014
(Health Care)	USD	5,000	5,014
Total Corporate Bonds
(Cost $361,412)			356,311

U.S. Government Agency Pass-Through Securities (1.60%)

4.41%, 10/1/2035, Pool #836206
(Fannie Mae)	USD	12,736	12,611
4.50%, 1/1/2019, Pool #735057
(Fannie Mae)	USD	4,803	4,659
4.50%, 9/1/2020, Pool #839289
(Fannie Mae)	USD	5,000	4,838
5.00%, 5/1/2018, Pool #703444
(Fannie Mae)	USD	6,292	6,195
5.00%, 1/1/2019, Pool #255077
(Fannie Mae)	USD	8,590	8,486
5.00%, 12/1/2019, Pool #745369
(Fannie Mae)	USD	3,002	2,965
5.00%, 6/1/2020, Pool #839333
(Fannie Mae)	USD	11,870	11,686
5.00%, 12/1/2026, Pool #256570
(Fannie Mae)	USD	16,872	16,367
5.00%, 8/1/2033, Pool #713679
(Fannie Mae)	USD	56,062	53,809
5.00%, 5/1/2034, Pool #768230
(Fannie Mae)	USD	7,325	7,031
5.00%, 7/1/2034, Pool #255268
(Fannie Mae)	USD	4,225	4,065
5.50%, 8/1/2017, Pool #826283
(Fannie Mae)	USD	2,754	2,771
5.50%, 3/1/2020, Pool #735405
(Fannie Mae)	USD	5,689	5,699
5.50%, 12/1/2020, Pool #850811
(Fannie Mae)	USD	33,503	33,561
5.50%, 9/1/2033, Pool #254869
(Fannie Mae)	USD	37,383	36,943
5.50%, 4/1/2034, Pool #725424
(Fannie Mae)	USD	22,663	22,333
6.00%, 6/1/2017, Pool #555004
(Fannie Mae)	USD	4,496	4,581
6.00%, 10/1/2032, Pool #667994
(Fannie Mae)	USD	11,058	11,190
6.00%, 9/1/2033, Pool #736937
(Fannie Mae)	USD	4,073	4,103
6.00%, 4/1/2035, Pool #735503
(Fannie Mae)	USD	4,285	4,332
7.00%, 4/1/2034, Pool #780703
(Fannie Mae)	USD	6,300	6,563
4.00%, 6/1/2018, Pool #E01401
(Freddie Mac)	USD	8,010	7,598
4.50%, 1/1/2019, Pool #B11878
(Freddie Mac)	USD	12,426	12,050
5.00%, 8/1/2033, Pool #A12886
(Freddie Mac)	USD	6,991	6,728
5.50%, 8/1/2033, Pool #A11851
(Freddie Mac)	USD	9,639	9,517
5.50%, 10/1/2034, Pool #A27526
(Freddie Mac)	USD	8,631	8,520
5.50%, 10/1/2035, Pool #A39170
(Freddie Mac)	USD	15,459	15,236
5.50%, 11/1/2035, Pool #A47728
(Freddie Mac)	USD	15,058	14,841
6.00%, 7/1/2034, Pool #A24370
(Freddie Mac)	USD	7,938	8,007
6.50%, 12/1/2033, Pool #A16523
(Freddie Mac)	USD	9,563	9,840
5.50%, 4/15/2033, Pool #603566
(GNMA)	USD	3,759	3,740
5.50%, 4/15/2034, Pool #626116
(GNMA)	USD	2,512	2,499
6.00%, 2/15/2032, Pool #569704
(GNMA)	USD	18,548	18,825
6.00%, 9/20/2034, Pool #G23611
(GNMA)	USD	4,173	4,220
Total U.S. Government Agency
Pass-Through Securities
(Cost $385,487)			386,409

U.S. Government Agency Securities (0.29%)

4.50%, 10/15/2008, (Fannie Mae)	USD	10,000	10,031
4.63%, 11/21/2008,
(Federal Home Loan Bank)	USD	10,000	10,016
4.63%, 12/19/2008, (Freddie Mac)	USD	10,000	10,018
4.75%, 1/18/2011, (Freddie Mac)	USD	10,000	10,095
4.75%, 1/19/2016, (Freddie Mac)	USD	20,000	19,874
6.63%, 9/15/2009, (Fannie Mae)	USD	10,000	10,406
Total U.S. Government Agency
Securities (Cost $69,738)			70,440

U.S. Treasury Obligations (1.08%)

4.00%, 4/15/2010,
(U.S. Treasury Notes)	USD	34,000	34,053
4.00%, 6/15/2009,
(U.S. Treasury Notes)	USD	111,000	111,078
4.25%, 8/15/2015,
(U.S. Treasury Notes)	USD	40,000	39,700
4.88%, 2/15/2012,
(U.S. Treasury Notes)	USD	16,000	16,503
5.25%, 11/15/2028,
(U.S. Treasury Bonds)	USD	28,000	29,702
5.63%, 5/15/2008,
(U.S. Treasury Notes)	USD	1,000	1,008
6.00%, 2/15/2026,
(U.S. Treasury Bonds)	USD	25,000	28,625
Total U.S. Treasury Obligations
(Cost $256,932)			260,669

Foreign Government Agency Securities (1.41%)

Belgian Government Bond,
5.50%, 9/28/2017	EUR	9,000	14,196
Bonos Y Obligación Del Estado
(Spanish Government Bond),
5.50%, 7/30/2017	EUR	11,000	17,349
Bundesobligation
(German Government Bond),
4.00%, 4/13/2012	EUR	33,000	47,507

See Notes to Financial Statements

25

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2040 Fund	October 31, 2007

Foreign Government Agency Securities, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Buoni Poliennali Del Tesoro
(Italian Government Bond),
5.25%, 8/01/2017	EUR	28,000	43,016
France O.A.T
(French Government Bond),
3.75%, 4/25/2017	EUR	27,000	37,367
Japan Government Bond,
1.50%, 6/20/2012	JPY	15,900,000	140,506
Netherlands Government Bond,
4.00%, 7/15/2016	EUR	11,000	15,591
United Kingdom Treasury Bond,
4.00%, 9/07/2016	GBP	13,000	25,255
Total Foreign Government
Agency Securities
(Cost $322,773)			340,787

Investment Companies (15.19%)

American Beacon Money
Market Fund		954,687	954,687
BLDRS Emerging Markets 50
ADR Equity Fund		8,304	497,991
Dreyfus Cash Management Plus		182,254	182,254
IShares MSCI Emerging Markets
Equity Fund		9,391	1,568,391
Vanguard Emerging Markets
Equity Fund		4,029	470,668
Total Investment Companies
(Cost $3,107,265)			3,673,991
Total Investments
(Cost $21,668,499) (a) — 99.18%			23,989,205
Other assets in excess of
liabilities — 0.82%			198,791
NET ASSETS — 100.00%			$24,187,996

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities
(b)	Non-income producing security.
(c)	A complete listing of all common stocks held by the Fund is available upon request. “Other Common Stocks” does not include any securities determined to be either “restricted” under Rule 144A and/or non-income producing.
†	Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

See Notes to Financial Statements

26

NestEgg Dow Jones Target Date Funds

Statements of Assets and Liabilities

October 31, 2007
	NestEgg	NestEgg	NestEgg	NestEgg	NestEgg
	Dow Jones	Dow Jones	Dow Jones	Dow Jones	Dow Jones
	2010 Fund	2015 Fund	2020 Fund	2030 Fund	2040 Fund
Assets:
Investments, at cost	$6,345,765	$13,236,951	$32,794,462	$21,190,187	$21,668,499
Investments, at value	$6,574,453	$13,996,808	$35,054,618	$23,103,684	$23,989,205
Foreign currency, at value (cost at
$7,169; $15,807; $43,139; $24,676;
and $26,198)	7,352	16,264	38,507	25,312	27,024
Interest and dividends receivable	55,368	95,603	160,263	62,901	37,940
Receivable for capital shares issued	31,107	23,658	70,156	44,996	153,269
Reclaims receivable	264	445	773	267	165
Receivable from Investment Adviser	13,757	16,672	20,614	12,674	13,565
Prepaid expenses	8,265	8,784	10,460	9,347	9,427
Total Assets	6,690,566	14,158,234	35,355,391	23,259,181	24,230,595
Liabilities:
Distributions payable	$17,894	$—	$—	$—	$—
Payable for capital shares redeemed	—	20,892	3	—	—
Accrued expenses and other payables:
Investment advisory	3,629	7,652	18,835	12,356	12,899
Administration	1,135	2,441	5,892	3,853	4,039
Accounting	1,923	2,075	2,138	2,116	2,129
Distribution and Service	93	49	83	123	185
Other	16,448	19,420	28,161	22,974	23,347
Total Liabilities	41,122	52,529	55,112	41,422	42,599
Net Assets	$6,649,444	$14,105,705	$35,300,279	$23,217,759	$24,187,996

Composition of Net Assets:
Capital	$6,275,169	$12,534,113	$31,079,435	$19,774,093	$20,186,972
Accumulated net investment income	2,970	323,695	608,077	243,574	177,593
Accumulated net realized gains from
investment transactions	141,862	485,863	1,352,560	1,283,204	1,501,854
Unrealized appreciation	229,443	762,034	2,260,207	1,916,888	2,321,577
Net Assets	$6,649,444	$14,105,705	$35,300,279	$23,217,759	$24,187,996

Net Assets By Share Class:
Institutional Class Shares	$6,270,138	$13,936,549	$34,942,094	$22,683,599	$23,387,509
Class A Shares	359,183	142,188	350,638	523,717	782,528
Class C Shares	20,123	26,968	7,547	10,443	17,959
Net Assets	$6,649,444	$14,105,705	$35,300,279	$23,217,759	$24,187,996

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value):
Institutional Class Shares	600,699	1,266,712	2,974,884	1,986,113	1,977,628
Class A Shares	34,588	13,014	30,094	46,355	67,273
Class C Shares	1,938	2,498	651	930	1,552

Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$10.44	$11.00	$11.75	$11.42	$11.83
Class A Shares	$10.38	$10.93	$11.65	$11.30	$11.63
Class C Shares	$10.38	$10.80	$11.59	$11.23	$11.57

Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%	4.75%	4.75%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value adjusted to the nearest cent):
Class A Shares	$10.90	$11.47	$12.23	$11.86	$12.21

See Notes to Financial Statements

27

NestEgg Dow Jones Target Date Funds

Statements of Operations

	For the year ended October 31, 2007
		NestEgg	NestEgg	NestEgg	NestEgg	NestEgg
		Dow Jones	Dow Jones	Dow Jones	Dow Jones	Dow Jones
		2010 Fund	2015 Fund	2020 Fund	2030 Fund	2040 Fund
	Investment Income:
	Dividend	$56,648	$136,106	$402,277	$357,339	$419,112
	Interest	235,334	428,861	723,151	201,556	82,883
	Foreign tax withholding	(414)	(902)	(2,275)	(1,538)	(1,677)
	Total Investment Income	291,568	564,065	1,123,153	557,357	500,318
	Expenses:
	Investment advisory	39,705	89,479	207,035	135,191	143,547
	Administration	9,926	22,370	51,759	33,798	35,887
	Distribution - Class A Shares	840	387	790	1,152	1,794
	Distribution - Class C Shares	145	193	53	57	98
	Service - Class A Shares	840	387	790	1,152	1,794
	Service - Class C Shares	49	66	19	20	33
	Accounting	39,908	40,744	40,558	40,583	40,727
	Custodian	1,323	2,982	6,901	4,506	4,784
	Compliance services	786	1,787	4,058	2,639	2,794
	Transfer Agent	21,730	21,912	24,132	25,569	24,394
	Trustee	1,273	2,871	6,568	4,213	4,485
	State registration expenses	51,329	52,439	53,505	52,627	52,666
	Other	14,780	18,424	32,998	25,355	26,509
	Total expenses before fee reductions	182,634	254,041	429,166	326,862	339,512
Expenses reduced by:	Adviser	(125,663)	(129,746)	(133,397)	(122,128)	(119,884)
	Net Expenses	56,971	124,295	295,769	204,734	219,628

	Net Investment Income	234,597	439,770	827,384	352,623	280,690

	Realized and unrealized gains (losses) from
investments and foreign currency transactions:
	Net realized gains from investment
	transactions	139,569	482,214	1,357,504	1,283,406	1,511,492
	Net realized (losses) from foreign
	currency transactions	(15,569)	(31,718)	(72,971)	(41,865)	(43,591)
	Change in unrealized appreciation/
	depreciation from investments	109,882	398,621	1,411,759	1,291,320	1,600,635
	Change in unrealized appreciation/
	depreciation from foreign currency
	translation	755	2,178	53	3,391	870
	Net realized and unrealized gains	234,637	851,295	2,696,345	2,536,252	3,069,406
	Net increase in Net Assets Resulting from
	Operations	$469,234	$1,291,065	$3,523,729	$2,888,875	$3,350,096

See Notes to Financial Statements

28

NestEgg Dow Jones Target Date Funds

Statements of Changes in Net Assets

	NestEgg			NestEgg			NestEgg
	Dow Jones			Dow Jones			Dow Jones
	2010 Fund			2015 Fund			2020 Fund
	For the Years			For the Years			For the Years
	Ended October 31,			Ended October 31,			Ended October 31,
	2007	2006		2007	2006		2007	2006
Investment Operations:
Net investment income	$234,597	$196,805		$439,770	$453,039		$827,384	$745,651
Net realized gains	124,000	210,608		450,496	921,345		1,284,533	2,747,254
Net change in unrealized appreciation/depreciation	110,637	94,057		400,799	37,667		1,411,812	(445,753)
Net increase in net assets resulting from operations	469,234	501,470		1,291,065	1,412,051		3,523,729	3,047,152
Distributions:
From net investment income:
Institutional Class Shares	(203,144)	(198,422)		(419,432)	(133,011)		(691,073)	(208,751)
Class A Shares	(9,301)	(8,374)		(2,882)	(922)		(4,685)	(1,457)
Class C Shares	(403)	(178)		(631)	—		(104)	—
From net realized gains:
Institutional Class Shares	(197,627)	(231,842)		(913,618)	(413,529)		(1,130,591)	—
Class A Shares	(10,485)	(10,795)		(7,768)	(3,469)		(9,950)	—
Class C Shares	(636)	—		(1,533)	—		(252)	—
Decrease in net assets from distributions	(421,596)	(449,611)		(1,345,864)	(550,931)		(1,836,655)	(210,208)
Net increase (decrease) in net assets from capital
transactions	359,066	150,546		(931,409)	(3,069,929)		2,190,167	(1,750,099)
Total increase (decrease) in net assets	406,704	202,405		(986,208)	(2,208,809)		3,877,241	1,086,845

Net Assets:
Beginning of year	6,242,740	6,040,335		15,091,913	17,300,722		31,423,038	30,336,193
End of year	6,649,444	6,242,740		14,105,705	15,091,913		35,300,279	31,423,038
Undistributed net investment income	$2,970	$—		$323,695	$344,221		$608,077	$558,200

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$2,411,482	$1,523,588		$3,581,953	$2,678,976		$10,825,279	$4,621,412
Dividends reinvested	400,703	429,149		—	546,539		—	208,751
Cost of shares redeemed	(2,497,211)	(1,871,248)		(4,550,863)	(6,282,064)		(8,701,035)	(6,575,695)
Institutional Class Shares capital transactions	314,974	81,489		(968,910)	(3,056,549)		2,124,244	(1,745,532)
Class A Shares
Proceeds from shares issued	27,331	107,417		123,382	29,613		157,814	66,628
Dividends reinvested	19,786	19,169		—	4,391		—	1,457
Cost of shares redeemed	(4,064)	(76,374)		(105,984)	(54,051)		(92,246)	(79,319)
Class A Shares capital transactions	43,053	50,212		17,398	(20,047)		65,568	(11,234)
Class C Shares
Proceeds from shares issued	—	32,000	(a)	20,107	20,000	(a)	355	20,000	(a)
Dividends reinvested	1,039	178		—	—		—	—
Cost of shares redeemed	—	(13,333)		(4)	(13,333)		—	(13,333)
Class C Shares capital transactions	1,039	18,845		20,103	6,667		355	6,667
Net increase (decrease) in net assets from capital
transactions	$359,066	$150,546		$(931,409)	$(3,069,929)		$2,190,167	$(1,750,099)

Share Transactions:
Institutional Class Shares
Issued	235,881	149,674		342,679	253,030		977,409	430,611
Reinvested	39,450	42,400		—	52,451		—	19,749
Redeemed	(243,684)	(182,527)		(430,486)	(593,164)		(771,982)	(610,424)
Change in Institutional Class Shares	31,647	9,547		(87,807)	(287,683)		205,427	(160,064)
Class A Shares
Issued	2,692	10,578		11,747	2,769		14,275	6,221
Reinvested	1,959	1,903		—	423		—	138
Redeemed	(399)	(7,544)		(10,382)	(5,170)		(8,313)	(7,510)
Change in Class A Shares	4,252	4,937		1,365	(1,978)		5,962	(1,151)
Class C Shares
Issued	—	3,127	(a)	1,867	1,894	(a)	33	1855	(a)
Reinvested	103	18		—	—		—	—
Redeemed	—	(1,310)		—	(1,263)		—	(1,237)
Change in Class C Shares	103	1,835		1,867	631		33	618

(a)	Class C Shares commenced operations on March 15, 2006

See Notes to Financial Statements

29

NestEgg Dow Jones Target Date Funds

Statements of Changes in Net Assets, continued

	NestEgg			NestEgg
	Dow Jones			Dow Jones
	2030 Fund			2040 Fund
	For the Years			For the Years
	Ended October 31,			Ended October 31,
	2007	2006		2007	2006
Investment Operations:
Net investment income	$352,623	$309,626		$280,690	$245,046
Net realized gains	1,241,541	2,324,019		1,467,901	3,059,425
Net change in unrealized appreciation/depreciation	1,294,711	(527,336)		1,601,505	(832,391)
Net increase in net assets resulting from operations	2,888,875	2,106,309		3,350,096	2,472,080
Distributions:
From net investment income:
Institutional Class Shares	(261,618)	(114,501)		(191,123)	(107,171)
Class A Shares	(3,264)	(1,417)		(2,974)	(1,814)
Class C Shares	(39)	—		(11)	—
From net realized gains:
Institutional Class Shares	(2,270,496)	(140,848)		(2,546,624)	—
Class A Shares	(43,187)	(2,179)		(76,748)	—
Class C Shares	(774)	—		(814)	—
Decrease in net assets from distributions	(2,579,378)	(258,945)		(2,818,294)	(108,985)
Net increase (decrease) in net assets from capital
transactions	2,575,292	456,196		1,585,856	1,156,441
Total increase (decrease) in net assets	2,884,789	2,303,560		2,117,658	3,519,536

Net Assets:
Beginning of year	20,332,970	18,029,410		22,070,338	18,550,802
End of year	23,217,759	20,332,970		24,187,996	22,070,338
Undistributed net investment income	$243,574	$200,146		$177,593	$135,489

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$9,244,008	$4,594,150		$8,813,614	$5,217,742
Dividends reinvested	—	255,348		2,737,747	107,171
Cost of shares redeemed	(6,800,659)	(4,503,232)		(10,105,891)	(4,357,921)
Institutional Class Shares capital transactions	2,443,349	346,266		1,445,470	966,992
Class A Shares
Proceeds from shares issued	176,064	189,655		129,406	255,992
Dividends reinvested	—	3,597		79,721	1,814
Cost of shares redeemed	(47,524)	(89,989)		(79,065)	(75,024)
Class A Shares capital transactions	128,540	103,263		130,062	182,782
Class C Shares
Proceeds from shares issued	3,413	20,000	(a)	9,500	20,000	(a)
Dividends reinvested	—	—		824	—
Cost of shares redeemed	(10)	(13,333)		—	(13,333)
Class C Shares capital transactions	3,403	6,667		10,324	6,667
Net increase (decrease) in net assets from capital
transactions	$2,575,292	$456,196		$1,585,856	$1,156,441

Share Transactions:
Institutional Class Shares
Issued	860,340	420,563		785,977	466,552
Reinvested	—	23,820		256,824	9,814
Redeemed	(614,526)	(410,914)		(890,426)	(389,074)
Change in Institutional Class Shares	245,814	33,469		152,375	87,292
Class A Shares
Issued	16,651	17,809		11,778	23,463
Reinvested	—	337		7,571	168
Redeemed	(4,352)	(8,376)		(7,135)	(6,786)
Change in Class A Shares	12,299	9,770		12,214	16,845
Class C Shares
Issued	324	1,818	(a)	880	1,781	(a)
Reinvested	—	—		78	—
Redeemed	—	(1,212)		—	(1,187)
Change in Class C Shares	324	606		958	594

(a)	Class C Shares commenced operations on March 15, 2006

See Notes to Financial Statements

30

NestEgg Dow Jones Target Date Funds

Financial Highlights

Selected data for a share outstanding throughout the period indicated.
	Per Share Data								Ratios/Supplemental Data
													Ratio of
		Investment Operations			Distributions From								net
			Net	Increase					Total	Net			investment
	Net Asset	Net	realized and	(Decrease)					Return	Asset	Ratio of		income	Ratio of
	Value	investment	unrealized	from	Net	Net		Net Asset	(excludes	at end of	expenses to		(loss) to	expenses to		Portfolio
	Beginning	income	gains	Investment	investment	realized	Total	Value, End	sales	period	average net		average	average net		turnover
	of Period	(loss)	(losses)	Operations	income	gains	Distributions	of Period	charge)*	(000’s)	assets**		net	assets(a)**		rate(b)
													assets**
NestEgg Dow Jones 2010 Fund
Institutional Class Shares
For the year ended
10/31/2007	10.39	0.34	0.39	0.73	(0.33)	(0.35)	(0.68)	10.44	7.34%	6,270	0.83	%(d)	3.34%	2.73	%(d)	66%
10/31/2006 (c)	10.33	0.34	0.50	0.84	(0.36)	(0.42)	(0.78)	10.39	8.55%	5,910	0.97	%(d)	3.33%	2.32	%(d)	191%
10/31/2005	10.51	0.27	0.08	0.35	(0.27)	(0.26)	(0.53)	10.33	3.37%	5,779	1.00	%(d)	2.57%	2.47	%(d)	33%
10/31/2004	10.16	0.25	0.35	0.60	(0.25)	—	(0.25)	10.51	5.95%	6,075	1.00	%(d)	2.38%	2.00	%(d)	35%
10/31/2003	9.47	0.26	0.70	0.96	(0.27)	—	(0.27)	10.16	10.32%	6,018	1.00	%(d)	2.58%	2.05	%(d)	53%
Class A Shares
For the year ended
10/31/2007	10.34	10.34	0.38	0.67	(0.28)	(0.35)	(0.63)	10.38	6.75%	359	1.32%		2.84%	3.24%		66%
10/31/2006 (e)	10.28	0.28	0.50	0.78	(0.30)	(0.42)	(0.72)	10.34	8.00%	314	1.48%		2.82%	2.81%		191%
10/31/2005	10.46	0.21	0.08	0.29	(0.21)	(0.26)	(0.47)	10.28	2.80%	261	1.55%		2.01%	2.97%		33%
10/31/2004	10.12	0.18	0.37	0.55	(0.21)	—	(0.21)	10.46	5.43%	128	1.55%		1.74%	2.51%		35%
10/31/2003 (f)	9.47	0.25	0.64	0.89	(0.24)	—	(0.24)	10.12	9.58%	20	1.55%		1.47%	2.54%		53%
Class C Shares
For the year/period ended
10/31/2007	10.32	0.24	0.38	0.62	(0.21)	(0.35)	(0.56)	10.38	6.24%	20	1.82%		2.35%	3.78%		66%
10/31/2006 (g)	10.18	0.18	0.18	0.36	(0.22)	—	(0.22)	10.32	3.62%	19	1.95%		2.52%	3.34%		191%
NestEgg Dow Jones 2015 Fund
Institutional Class Shares
For the year ended
10/31/2007	11.04	0.31	0.63	0.94	(0.31)	(0.67)	(0.98)	11.00	9.17%	13,937	0.83	%(d)	2.74%	1.70	%(d)	59%
10/31/2006 (c)	10.45	0.31	0.61	0.92	(0.08)	(0.25)	(0.33)	11.04	9.01%	14,957	0.97	%(d)	2.94%	1.64	%(d)	140%
10/31/2005	10.25	0.25	0.19	0.44	(0.24)	—	(0.24)	10.45	4.31%	17,159	1.00	%(d)	2.35%	1.86	%(d)	30%
10/31/2004	9.82	0.22	0.43	0.65	(0.22)	—	(0.22)	10.25	6.66%	18,765	0.94	%(d)	2.12%	1.71	%(d)	34%
10/31/2003	8.96	0.21	0.88	1.09	(0.23)	—	(0.23)	9.82	12.43%	17,899	1.00	%(d)	2.23%	1.82	%(d)	48%
Class A Shares
For the year ended
10/31/2007	10.96	0.26	0.63	0.89	(0.25)	(0.67)	(0.92)	10.93	8.71%	142	1.33%		2.11%	2.22%		59%
10/31/2006 (e)	10.41	0.28	0.59	0.87	(0.07)	(0.25)	(0.32)	10.96	8.51%	128	1.48%		2.44%	2.13%		140%
10/31/2005	10.22	0.19	0.18	0.37	(0.18)	—	(0.18)	10.41	3.64%	142	1.55%		1.79%	2.37%		30%
10/31/2004	9.79	0.15	0.45	0.60	(0.17)	—	(0.17)	10.22	6.16%	123	1.49%		1.56%	2.22%		34%
10/31/2003 (f)	8.96	0.25	0.79	1.04	(0.21)	—	(0.21)	9.79	11.84%	78	1.55%		1.27%	2.24%		48%
Class C Shares
For the year/period ended
10/31/2007	10.93	0.11	0.71	0.82	(0.28)	(0.67)	(0.95)	10.80	8.05%	27	1.83%		1.72%	2.71%		59%
10/31/2006 (g)	10.56	0.13	0.24	0.37	—	—	—	10.93	3.50%	7	1.95%		1.97%	2.50%		140%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Prior to March 2, 2006, Institutional Class Shares were named Service Shares.

(d)	Does not include expenses of the investment companies in which the Funds invested.

(e)	Prior to March 2, 2006, Class A Shares were named Premium Shares.

(f)	Class A Shares commenced operations on November 1, 2002.

(g)	Class C Shares commenced operations on March 15, 2006.

*	Not annualized for periods less than one year.

**	Annualized for periods less than one year.

See Notes to Financial Statements

31

NestEgg Dow Jones Target Date Funds

Financial Highlights, continued

Selected data for a share outstanding throughout the period indicated.
	Per Share Data								Ratios/Supplemental Data
													Ratio of
		Investment Operations			Distributions From								net
			Net	Increase					Total	Net			investment
	Net Asset	Net	realized and	(Decrease)					Return	Asset	Ratio of		income	Ratio of
	Value	investment	unrealized	from	Net	Net		Net Asset	(excludes	at end of	expenses to		(loss) to	expenses to		Portfolio
	Beginning	income	gains	Investment	investment	realized	Total	Value, End	sales	period	average net		average	average net		turnover
	of Period	(loss)	(losses)	Operations	income	gains	Distributions	of Period	charge)*	(000’s)	assets**		net	assets(a)**		rate(b)
													assets**
NestEgg Dow Jones 2020 Fund
Institutional Class Shares
For the year ended
10/31/2007	11.25	0.25	0.91	1.16	(0.25)	(0.41)	(0.66)	11.75	10.77%	34,942	0.85	%(d)	2.19%	1.24	%(d)	66%
10/31/2006 (c)	10.27	0.26	0.79	1.05	(0.07)	—	(0.07)	11.25	10.28%	31,147	0.97	%(d)	2.44%	1.40	%(d)	161%
10/31/2005	9.88	0.20	0.38	0.58	(0.19)	—	(0.19)	10.27	5.91%	30,078	0.97	%(d)	1.93%	1.75	%(d)	35%
10/31/2004	9.32	0.16	0.56	0.72	(0.16)	—	(0.16)	9.88	7.75%	29,702	0.90	%(d)	1.68%	1.68	%(d)	44%
10/31/2003	8.25	0.16	1.10	1.26	(0.19)	—	(0.19)	9.32	15.71%	27,160	1.00	%(d)	1.74%	1.77	%(d)	67%
Class A Shares
For the year ended
10/31/2007	11.16	0.18	0.91	1.09	(0.19)	(0.41)	(0.60)	11.65	10.19%	351	1.35%		1.67%	1.74%		66%
10/31/2006 (e)	10.23	0.22	0.77	0.99	(0.06)	—	(0.06)	11.16	9.68%	269	1.48%		1.93%	1.89%		161%
10/31/2005	9.85	0.14	0.39	0.53	(0.15)	—	(0.15)	10.23	5.35%	259	1.53%		1.36%	2.26%		35%
10/31/2004	9.30	0.10	0.57	0.67	(0.12)	—	(0.12)	9.85	7.19%	184	1.44%		1.12%	2.17%		44%
10/31/2003 (f)	8.25	0.20	1.02	1.22	(0.17)	—	(0.17)	9.30	15.12%	81	1.46%		0.78%	2.21%		67%
Class C Shares
For the year/period ended
10/31/2007	11.13	0.13	0.91	1.04	(0.17)	(0.41)	(0.58)	11.59	9.68%	8	1.85%		1.18%	2.25%		66%
10/31/2006 (g)	10.78	0.10	0.25	0.35	—	—	—	11.13	3.25%	7	1.95%		1.43%	2.22%		161%
NestEgg Dow Jones 2030 Fund
Institutional Class Shares
For the year ended
10/31/2007	11.46	0.16	1.23	1.39	(0.15)	(1.28)	(1.43)	11.42	13.33%	22,684	0.90	%(d)	1.39%	1.44	%(d)	72%
10/31/2006 (c)	10.42	0.18	1.01	1.19	(0.07)	(0.08)	(0.15)	11.46	11.51%	19,940	0.97	%(d)	1.64%	1.57	%(d)	165%
10/31/2005	9.82	0.14	0.60	0.74	(0.14)	—	(0.14)	10.42	7.59%	17,778	1.00	%(d)	1.45%	1.90	%(d)	43%
10/31/2004	9.14	0.10	0.69	0.79	(0.11)	—	(0.11)	9.82	8.62%	16,547	1.00	%(d)	1.06%	1.79	%(d)	49%
10/31/2003	7.84	0.10	1.36	1.46	(0.16)	—	(0.16)	9.14	19.02%	14,196	1.00	%(d)	1.23%	1.90	%(d)	77%
Class A Shares
For the year ended
10/31/2007	11.35	0.09	1.24	1.33	(0.10)	(1.28)	(1.38)	11.30	12.83%	524	1.38%		0.88%	1.95%		72%
10/31/2006 (e)	10.36	0.12	1.00	1.12	(0.05)	(0.08)	(0.13)	11.35	10.95%	386	1.48%		1.10%	2.05%		165%
10/31/2005	9.78	0.09	0.59	0.68	(0.10)	—	(0.10)	10.36	6.96%	252	1.55%		0.86%	2.42%		43%
10/31/2004	9.11	0.06	0.67	0.73	(0.06)	—	(0.06)	9.78	8.00%	161	1.55%		0.46%	2.29%		49%
10/31/2003 (f)	7.84	0.15	1.26	1.41	(0.14)	—	(0.14)	9.11	18.27%	104	1.55%		0.27%	2.36%		77%
Class C Shares
For the year/period ended
10/31/2007	11.31	0.04	1.22	1.26	(0.06)	(1.28)	(1.34)	11.23	12.14%	10	1.87%		0.37%	2.45%		72%
10/31/2006 (g)	11.00	0.03	0.28	0.31	—	—	—	11.31	2.82%	7	1.95%		0.42%	2.40%		165%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Prior to March 2, 2006, Institutional Class Shares were named Service Shares.

(d)	Does not include expenses of the investment companies in which the Funds invested.

(e)	Prior to March 2, 2006, Class A Shares were named Premium Shares.

(f)	Class A Shares commenced operations on November 1, 2002.

(g)	Class C Shares commenced operations on March 15, 2006.

*	Not annualized for periods less than one year.

**	Annualized for periods less than one year.

See Notes to Financial Statements

32

NestEgg Dow Jones Target Date Funds

Financial Highlights, continued

Selected data for a share outstanding throughout the period indicated.
	Per Share Data								Ratios/Supplemental Data
													Ratio of
		Investment Operations			Distributions From								net
			Net	Increase					Total	Net			investment
	Net Asset	Net	realized and	(Decrease)					Return	Asset	Ratio of		income	Ratio of
	Value	investment	unrealized	from	Net	Net		Net Asset	(excludes	at end of	expenses to		(loss) to	expenses to		Portfolio
	Beginning	income	gains	Investment	investment	realized	Total	Value, End	sales	period	average net		average	average net		turnover
	of Period	(loss)	(losses)	Operations	income	gains	Distributions	of Period	charge)*	(000’s)	assets**		net	assets(a)**		rate(b)
													assets**
NestEgg Dow Jones 2040 Fund
Institutional Class Shares
For the year ended
10/31/2007	11.74	0.12	1.44	1.56	(0.10)	(1.37)	(1.47)	11.83	14.69%	23,388	0.90	%(d)	1.01%	1.40	%(d)	70%
10/31/2006 (c)	10.45	0.13	1.22	1.35	(0.06)	—	(0.06)	11.74	12.97%	21,426	0.97	%(d)	1.23%	1.54	%(d)	164%
10/31/2005	9.67	0.10	0.80	0.90	(0.12)	—	(0.12)	10.45	9.29%	18,156	1.00	%(d)	0.98%	1.90	%(d)	48%
10/31/2004	8.89	0.05	0.79	0.84	(0.06)	—	(0.06)	9.67	9.51%	15,977	1.00	%(d)	0.56%	1.78	%(d)	57%
10/31/2003	7.38	0.07	1.57	1.64	(0.13)	—	(0.13)	8.89	22.73%	13,580	1.00	%(d)	0.70%	1.90	%(d)	91%
Class A Shares
For the year ended
10/31/2007	11.57	0.06	1.42	1.48	(0.05)	(1.37)	(1.42)	11.63	14.11%	783	1.40%		0.49%	1.91%		70%
10/31/2006 (e)	10.34	0.08	1.20	1.28	(0.05)	—	(0.05)	11.57	12.38%	637	1.48%		0.65%	2.02%		164%
10/31/2005	9.60	0.05	0.78	0.83	(0.09)	—	(0.09)	10.34	8.63%	395	1.55%		0.40%	2.41%		48%
10/31/2004	8.86	0.01	0.78	0.79	(0.05)	—	(0.05)	9.60	8.88%	231	1.55%		0.06%	2.28%		57%
10/31/2003 (f)	7.38	(0.01) ***	1.61	1.60	(0.12)	—	(0.12)	8.86	22.06%	16	1.55%		(0.18)%	2.39%		91%
Class C Shares
For the year/period ended
10/31/2007	11.54	— ^	1.42	1.42	(0.02)	(1.37)	(1.39)	11.57	13.49%	18	1.89%		(0.09)%	2.42%		70%
10/31/2006 (g)	11.23	— ^	0.31	0.31	—	—	—	11.54	2.76%	7	1.95%		(0.01)%	2.35%		164%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Prior to March 2, 2006, Institutional Class Shares were named Service Shares.

(d)	Does not include expenses of the investment companies in which the Funds invested.

(e)	Prior to March 2, 2006, Class A Shares were named Premium Shares.

(f)	Class A Shares commenced operations on November 1, 2002.

(g)	Class C Shares commenced operations on March 15, 2006.

*	Not annualized for periods less than one year.

**	Annualized for periods less than one year.

***	Net investment income per share claculated using average shares method.

^	Less than $0.005 per share.

See Notes to Financial Statements

33

NestEgg Dow Jones Target Date Funds

Notes to Financial Statements
October 31, 2007

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers eleven (11) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other six funds can be found in a separate report. Up through July 31, 2007 these Funds were known as the NestEgg Dow Jones U.S. Target Date Funds with each of the Funds seeking to track the performance of one of the Dow Jones U.S. Target Date indices, a unique group of U.S. target date indices, less operating expenses. On July 26, 2007, the shareholders approved a change to the fundamental investment objective that would allow each of these Funds to track the performance of one of the Global (versus strictly U.S.) versions of these Dow Jones Target Date indices, less operating expenses. Effective August 1, 2007 the names of the individual Funds were changed accordingly as follows:

Former Fund Names	Current Fund Names
(Up through July 31, 2007)	(Subsequent to July 31, 2007)
NestEgg Dow Jones U.S. 2010 Fund	NestEgg Dow Jones 2010 Fund
NestEgg Dow Jones U.S. 2015 Fund	NestEgg Dow Jones 2015 Fund
NestEgg Dow Jones U.S. 2020 Fund	NestEgg Dow Jones 2020 Fund
NestEgg Dow Jones U.S. 2030 Fund	NestEgg Dow Jones 2030 Fund
NestEgg Dow Jones U.S. 2040 Fund	NestEgg Dow Jones 2040 Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

Prior to the March 2, 2006 reorganization, each Fund had been established as a “fund of funds”, which means that each Fund invested in other mutual funds, primarily passively-managed index funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Continued

34

NestEgg Dow Jones Target Date Funds

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day after following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

The NestEgg Dow Jones 2010 Fund declares and pays dividends from net investment income monthly. Each of the other NestEgg Dow Jones Target Date Funds declares and pays dividends from net investment income annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Sub-chapter M of the Internal Revenue Code of 1986, as amended and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Adoption of FIN 48 was applied to all open tax years as of October 31, 2007. The adoption of FIN No. 48 did not have an effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the period ended October 31, 2007, the Fund did not have a liability for any unrecognized tax benefits. Management’s determinations regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.	Related Party Transactions:

AIFS serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS. The Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.60% of each Fund’s average daily net assets.

AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Funds’ total operating expenses at not more than 0.95% of average annual net assets of the Institutional Class Shares through March 1, 2009. Effective August 1, 2007, AIFS agreed to increase this fee waiver and expense reimbursement (thereby, decreasing expenses) to maintain operating expenses for the Institutional Class Shares at not more than the following percentages of average annual net assets through March 1, 2009:

NestEgg Dow Jones 2010 Fund	0.45%
NestEgg Dow Jones 2015 Fund	0.45%
NestEgg Dow Jones 2020 Fund	0.55%
NestEgg Dow Jones 2030 Fund	0.70%
NestEgg Dow Jones 2040 Fund	0.75%

Continued

35

NestEgg Dow Jones Target Date Funds

AIFS also provides certain administrative services necessary for the Funds’ operations. Subsequent to March 2, 2006, the fees for the services provided under such agreement were calculated based on each Fund’s average daily net assets at an annual rate of 0.15%.

AIFS had entered into an agreement with BISYS Fund Services Ohio, Inc. (the name of which was changed to Citi Fund Services Ohio, Inc. — “CFSO”) whereby CFSO provided sub-administration services up to but not including October 1, 2007. CFSO also served the Funds as transfer agent and fund accountant. For these services, CFSO charged a fee accrued daily and paid monthly, on aggregate net assets of all Funds in the Trust, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate
Up to $500 million	0.075%
In excess of $500 million but not exceeding $1 billion	0.060%
In excess of $1 billion	0.050%

On October 1, 2007, the agreement with CFSO was terminated, and Vastardis Fund Services LLC (“Vastardis Capital”) became the Funds’ sub-administrator pursuant to a new administrative services agreement which has been approved by the Board. For sub-administration services it provides starting October 1, 2007, Vastardis Capital earns a fee on aggregate net assets of all Funds in the Trust, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate
Up to $3 billion	0.050%
In excess of $3 billion but not exceeding $5 billion	0.040%
In excess of $5 billion	0.030%

On October 26, 2007, the agreement with CFSO to provide fund accounting services to the Funds was also terminated, and JP Morgan Worldwide Securities Services(“JP Morgan”) became the Funds’ fund accountant.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

BISYS Fund Services Limited Partnership (“BISYS”), an affiliate of CFSO, had served as the Funds’ distributor. Effective August 1, 2007, Foreside Distribution Services, L.P. became the Funds’ new distributor pursuant to a new distribution agreement approved by the Board.

An employee of CFSO served as the Funds’ Chief Compliance Officer up to but not including October 1, 2007. Effective October 1, 2007, the Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. Alaric has designated Peter Wilson as the Trust’s Chief Compliance Officer. For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses. Each Fund pays a pro rata portion of the fees based on its share of the Fund’s average monthly net assets.

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and U.S. Government securities) during the year ended October 31, 2007 were as follows:

	Purchases	Sales
NestEgg Dow Jones 2010 Fund	$ 2,995,677	$ 2,520,143
NestEgg Dow Jones 2015 Fund	6,565,377	7,832,113
NestEgg Dow Jones 2020 Fund	18,315,902	17,904,812
NestEgg Dow Jones 2030 Fund	13,779,500	14,375,376
NestEgg Dow Jones 2040 Fund	15,190,068	17,690,340

The cost of purchases and the proceeds from the sale of U.S. Government securities for the year ended October 31, 2007 were as follows:

	Purchases	Sales
NestEgg Dow Jones 2010 Fund	$ 907,956	$1,568,114
NestEgg Dow Jones 2015 Fund	1,650,714	3,140,029
NestEgg Dow Jones 2020 Fund	3,093,976	4,401,638
NestEgg Dow Jones 2030 Fund	1,229,052	1,329,358
NestEgg Dow Jones 2040 Fund	439,815	679,959

Continued

36

NestEgg Dow Jones Target Date Funds

6.	Federal Income Tax Information:

At October 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
	Tax Cost	Appreciaton	Depreciation	Appreciation (Depreciation)
NestEgg Dow Jones 2010 Fund	$ 6,348,038	$ 330,631	$(104,216)	$ 226,415
NestEgg Dow Jones 2015 Fund	13,249,178	1,029,675	(282,045)	747,630
NestEgg Dow Jones 2020 Fund	32,829,769	3,161,145	(936,296)	2,224,849
NestEgg Dow Jones 2030 Fund	21,209,464	2,720,645	(826,425)	1,894,220
NestEgg Dow Jones 2040 Fund	21,694,176	3,255,911	(960,882)	2,295,029

The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2007 was as follows:

	Dividends paid from
		Net Long-				Total
	Ordinary	Term	Total Taxable	Tax Exempt	Tax Return	Distributions
	Income	Gains	Distributions	Dividends	of Capital	Paid
NestEgg Dow Jones 2010 Fund	$285,484	$ 136,112	$ 421,596	$—	$—	$ 421,596
NestEgg Dow Jones 2015 Fund	640,297	705,567	1,345,864	—	—	1,345,864
NestEgg Dow Jones 2020 Fund	695,846	1,140,809	1,836,655	—	—	1,836,655
NestEgg Dow Jones 2030 Fund	645,729	1,933,649	2,579,378	—	—	2,579,378
NestEgg Dow Jones 2040 Fund	289,425	2,528,869	2,818,294	—	—	2,818,294

The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2006 was as follows:

	Dividends paid from

		Net Long-				Total
	Ordinary	Term	Total Taxable	Tax Exempt	Tax Return	Distributions
	Income	Gains	Distributions	Dividends	of Capital	Paid
NestEgg Dow Jones 2010 Fund (a)	$220,217	$229,392	$449,609	$—	$—	$449,609
NestEgg Dow Jones 2015 Fund (b)	133,933	416,998	550,931	—	—	550,931
NestEgg Dow Jones 2020 Fund (c)	210,208	—	210,208	—	—	210,208
NestEgg Dow Jones 2030 Fund (d)	115,918	143,027	258,945	—	—	258,945
NestEgg Dow Jones 2040 Fund (e)	108,985	—	108,985	—	—	108,985

a)	The name was changed during the 2007 fiscal year. Previous name was NestEgg Dow Jones U.S. 2010 Fund
b)	The name was changed during the 2007 fiscal year. Previous name was NestEgg Dow Jones U.S. 2015 Fund
c)	The name was changed during the 2007 fiscal year. Previous name was NestEgg Dow Jones U.S. 2020 Fund
d)	The name was changed during the 2007 fiscal year. Previous name was NestEgg Dow Jones U.S. 2030 Fund
e)	The name was changed during the 2007 fiscal year. Previous name was NestEgg Dow Jones U.S. 2040 Fund

As of October 31, 2007 the components of accumulated earnings on a tax basis were as follows:

						Total
	Undistributed	Undistributed			Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Dividends	Appreciation	Earnings/
	Income	Capital Gains	Earnings	Payable	(Depreciaton)	(Deficit)
NestEgg Dow Jones 2010 Fund	$ 70,403	$ 94,596	$ 164,999	$17,894	$ 227,170	$ 374,275
NestEgg Dow Jones 2015 Fund	500,047	321,738	821,785	—	749,807	1,571,592
NestEgg Dow Jones 2020 Fund	1,033,437	962,505	1,995,942	—	2,224,901	4,220,843
NestEgg Dow Jones 2030 Fund	566,019	980,036	1,546,055	—	1,897,611	3,443,666
NestEgg Dow Jones 2040 Fund	559,512	1,145,612	1,705,124	—	2,295,900	4,001,024

7.	Other Information.

‘‘Dow Jones,’’ “Dow Jones Indexes,“ “Dow Jones Target Date Indexes,” and ‘‘Dow Jones U.S. Target Date Indexes,’’ are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by American Independence Financial Services, LLC. The NestEgg Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

37

NestEgg Dow Jones Target Date Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
American Independence Funds Trust:

We have audited the accompanying statements of assets and liabilities of The American Independence Funds Trust (The “Trust”), including the NestEgg Dow Jones 2010 Fund, NestEgg Dow Jones 2015 Fund, NestEgg Dow Jones 2020 Fund, NestEgg Dow Jones 2030 Fund, and the NestEgg Dow Jones 2040 Fund (collectively the “Funds”), including the schedules of investments as of October 31, 2007, and the related statements of operations for the year ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2005 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 21, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of American Independence Funds Trust as of October 31, 2007, the results of their operations for the year then ended, and changes in their net assets and their financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

Grant Thornton LLP

Chicago, Illinois
December 27, 2007

38

NestEgg Dow Jones Target Date Funds

Additional Fund Information (Unaudited)

The NestEgg Dow Jones Target Date Funds invested, as a percentage of net assets, in the following as of October 31, 2007:

NestEgg Dow Jones 2010 Fund
% of Net
Portfolio Diversification	Assets
Government	33.3%
Mortgage Securities	18.7
Financial	12.2
Consumer	7.7
Industrial	5.2
Investment Companies	6.5
Other	15.3
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1
Net Assets	100.0%

NestEgg Dow Jones 2015 Fund
% of Net
Portfolio Diversification	Assets
Government	25.5%
Mortgage Securities	14.7
Financial	14.7
Consumer	11.7
Investment Companies	7.7
Communications	5.6
Other	19.3
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

NestEgg Dow Jones 2020 Fund
% of Net
Portfolio Diversification	Assets
Government	18.5%
Mortgage Securities	10.0
Financial	14.7
Consumer	15.4
Investment Companies	11.6
Industrial	7.2
Other	21.9
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

NestEgg Dow Jones 2030 Fund
% of Net
Portfolio Diversification	Assets
Consumer	19.1%
Investment Companies	16.0
Financial	15.9
Industrial	9.4
Government	7.9
Communications	7.0
Other	24.2
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5
Net Assets	100.0%

NestEgg Dow Jones 2040 Fund
% of Net
Portfolio Diversification	Assets
Consumer	17.4%
Financial	17.1
Investment Companies	15.2
Industrial	10.4
Communications	7.9
Technology	7.2
Other	24.0
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

39

NestEgg Dow Jones Target Date Funds

Additional Fund Information (continued) (Unaudited)

Annual Approval of Investment Advisory Contract

At a meeting held on June 22, 2007, the Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act), approved an Investment Advisory Agreement and Amended Expense Limitation Agreement (the “Agreements”) between the Trust and American Independence Financial Services, LLC (“AIFS” or the “Adviser”) with respect to the NestEgg Dow Jones Funds. In determining whether to approve the Agreement, the Board considered information about the Adviser, the performance of the Funds’ portfolios and certain additional factors described below that the Board deemed relevant. The following summary describes certain of the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Agreements.

In an Executive Session, the Trustees had discussed the responsibilities and fiduciary duties of the Trustees in connection with the approval of the Agreements, during which management answered questions from the Trustees. During the executive session, the Trustees reviewed a wide variety of information that they had requested and received from AIFS, and data and analysis from an outside data provider. The Trustees reviewed various industry trends and regulatory developments in their deliberations. In considering the continuation of the Agreements, and in evaluating the fairness of the compensation to be paid by the Funds under the Agreements, the Trustees considered the nature, extent and quality of the services to be provided by the Adviser. The Trustees reviewed the services the Adviser has historically provided to the Funds, and also generally to the other series of the Trust. These services include, among others, investment management services and administrative services, such as working with other service providers of the Trust, maintaining certain Fund records, providing office space, performing clerical and bookkeeping services for the Fund, preparing Board materials and Fund filings, and otherwise managing the Trust’s operations. AIFS is responsible for the day-to-day portfolio management of the Funds, including determining the composition of assets of the Funds and the timing of each Fund’s execution of the purchase and sale of assets.

The Trustees also considered the Adviser’s personnel, resources, operations and portfolio management capabilities. The Trustees received information about the Adviser’s supervision of the Funds’ service providers, the Adviser’s attention to its compliance program and those of the Trust. The Trustees also reviewed the investment performance of the Funds over various time periods and compared that performance to that of funds in groups that the Trustees concluded were appropriate comparison groups for the Funds. The Trustees considered the cost to AIFS and the profitability to the Adviser and its affiliates of the relationship with the Funds over various time periods and that in reviewing profitability information, the Trustees reviewed, among other things, information about the allocation of expenses among AIFS and its affiliates.

The Trustees discussed the extent to which economies of scale were projected by AIFS to be realized as the Funds’ assets, or the assets of the Trust overall, increase. The Trustees discussed the plans of management and those of its affiliates for marketing and distributing the shares of the various series of the Trust, taking note that AIFS had agreed to further reduce the Funds’ total operating expenses. The Trustees reviewed information about the potential effect of asset growth on Fund expenses, the difficulty of forecasting the effect of asset growth on the profitability of AIFS and its affiliates, and the management fee breakpoints applicable to the Funds and certain other funds in comparison groups. It was noted that, to the extent the Funds’ gross expenses currently were higher than their net expenses, the reduction of the Funds’ gross expenses through the achievement of economies of scale might benefit AIFS by reducing the expenses the Adviser must reimburse to the Funds rather than directly benefiting the Funds by reducing its net expenses.

The materials and other information discussed were considered by the Trustees throughout the past year during in-person and telephonic meetings, with personnel of AIFS, Fund counsel and third party consultants. The Trustees did not identify any particular information or any single factor that was controlling, or the particular weight any Trustee placed on any one factor for purposes of determining whether to vote for approval of the Agreements.

On the basis of their review, the Trustees, including all of the Non-Interested Trustees, unanimously concluded that each factor they considered, in the context of all the other factors they considered, favored renewal of the Agreements, and it was the unanimous judgment of the Trustees and the Non-Interested Trustees that approval of the Agreements was in the best interests of the Funds and their shareholders.

40

NestEgg Dow Jones Target Date Funds

INDEPENDENT TRUSTEES
				Number of Funds	Other
	Position(s)	Term of Office		in complex	Directorships
Name, Address	Held with	and Length of	Principal Occupation(s) During	Overseen by	Held by
and Age	Company	Time Served	Past Five Years	Trustee	Trustee
Terry L. Carter 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 57	Trustee	Indefinite	Retired	11	None

Joseph Hankin 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 66	Trustee	Indefinite	President, Westchester Community College since 1971	11	None

Jeffrey Haas 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 44	Trustee	Indefinite	Professor of Law, New York Law School 1996-Present	11	None

Thomas F. Kice 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 56	Trustee	Indefinite	President of Kice Industries, Inc.	11	None

George Mileusnic 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 51	Trustee	Indefinite	Chief Financial Officer of Caribou Coffee, Inc. (2001-Present). Chief Financial Officer of Dean and DeLuca (2000-2001). Executive Vice President of The Coleman Company (September 1989 - September 1998).	11	None

Peter Ochs 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 52	Trustee	Indefinite	Manager of Ochs & Associates, Inc.	11	None

Richard Wedemeyer 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 71	Trustee	Indefinite	Retired. Formerly Vice President Finance and Administration The Channel Corporation (June 1996-April 2002)	11	None
INTERESTED TRUSTEES
Ronald L. Baldwin 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 50	Trustee	Indefinite	Retired. From 1980 to 2005, Director INTRUST Financial Services, Inc. Director of INTRUST Brokerage, Inc., and Chief Operating Officer and President of INTRUST Bank, N.A.	11	None

John J. Pileggi 335 Madison Avenue, Mezzanine New York, NY 10017 Age: 48	Trustee	Indefinite	Managing Partner of American Independence Financial Services, LLC since 2004. Formerly President and Chief Executive Officer, Mercantile Capital Advisors Inc. (2002-2004). Formerly, President and Chief Executive Officer, PLUSFunds.com (2000-2002). Formerly, President and Chief Executive Officer of ING Mutual Fund Management Co. LLC (1998-2000).	11	None

41

NestEgg Dow Jones Target Date Funds

OFFICERS
				Number of Funds	Other
	Position(s)	Term of Office		in complex	Directorships
Name, Address	Held with	and Length of	Principal Occupation(s) During	Overseen by	Held by
and Age	Company	Time Served	Past Five Years	Trustee	Trustee
Eric Rubin Age: 41	President	7/2005 – Present

President, American Independence Financial Services, LLC (2/05-Present). Formerly Senior Vice President Mercantile Capital Advisers (4/03-4/04). Formerly Senior Vice President DST International (01/02-04/03). Formerly President EMR Financial Services (06/00-02/01). Formerly Senior Vice President ING Funds 06/98-12/99).

				N/A	N/A

Susan Silva Age: 40	Treasurer	10/2007 – Present	Vice-President of Vastardis Fund Services LLC since August 2006; Treasurer of The FBR Funds from 2002 through 2006 and officer of FBR National Trust Company from 2001 through 2005	N/A	N/A

Peter W. Wilson Age: 30	Chief Compliance Officer	10/2007 – Present	Director of Alaric Compliance Services, LLC from 2007 to Present; Attorney, U.S. Army JAG Corps - 2003 to 2007	N/A	N/A

Theresa Donovan Age: 57	Secretary	7/2005 – Present	Senior Director Compliance and Administration American Independence Financial Services, LLC (05/05-Present). Formerly Senior Corporate Paralegal, Paul, Weiss, Rifkind, Wharton & Garrison, LLP (04/98-05/05).	N/A	N/A

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information and is available, without charge, upon request, by calling 1-866-410-2006.

42

NestEgg Dow Jones Target Date Funds

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on May 1, 2007 at the beginning of the period and held for the entire period from May 1, 2007 through October 31, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		5/1/07	10/31/07	5/1/07 - 10/31/07	5/1/07 - 10/31/07
NestEgg Dow Jones 2010 Fund	Institutional Class Shares	$1,000.00	$1,034.72	$4.28	0.83%
	Class A Shares	$1,000.00	$1,032.39	$6.74	1.32%
	Class C Shares	$1,000.00	$1,029.90	$9.31	1.82%
NestEgg Dow Jones 2015 Fund	Institutional Class Shares	$1,000.00	$1,040.68	$4.29	0.83%
	Class A Shares	$1,000.00	$1,038.97	$6.85	1.33%
	Class C Shares	$1,000.00	$1,036.47	$9.38	1.83%
NestEgg Dow Jones 2020 Fund	Institutional Class Shares	$1,000.00	$1,045.37	$4.39	0.85%
	Class A Shares	$1,000.00	$1,042.04	$6.93	1.35%
	Class C Shares	$1,000.00	$1,039.46	$9.51	1.85%
NestEgg Dow Jones 2030 Fund	Institutional Class Shares	$1,000.00	$1,049.63	$4.64	0.90%
	Class A Shares	$1,000.00	$1,048.24	$7.12	1.38%
	Class C Shares	$1,000.00	$1,043.72	$9.65	1.87%
NestEgg Dow Jones 2040 Fund	Institutional Class Shares	$1,000.00	$1,055.31	$4.68	0.90%
	Class A Shares	$1,000.00	$1,051.54	$7.24	1.40%
	Class C Shares	$1,000.00	$1,049.91	$9.77	1.89%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

43

NestEgg Dow Jones Target Date Funds

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		5/1/07	10/31/07	5/1/07 - 10/31/07	5/1/07 - 10/31/07
NestEgg Dow Jones 2010 Fund	Institutional Class Shares	$1,000.00	$1,020.95	$4.28	0.83%
	Class A Shares	$1,000.00	$1,018.49	$6.74	1.32%
	Class C Shares	$1,000.00	$1,015.92	$9.31	1.82%
NestEgg Dow Jones 2015 Fund	Institutional Class Shares	$1,000.00	$1,020.96	$4.29	0.83%
	Class A Shares	$1,000.00	$1,018.40	$6.85	1.33%
	Class C Shares	$1,000.00	$1,015.88	$9.38	1.83%
NestEgg Dow Jones 2020 Fund	Institutional Class Shares	$1,000.00	$1,020.86	$4.39	0.85%
	Class A Shares	$1,000.00	$1,018.34	$6.93	1.35%
	Class C Shares	$1,000.00	$1,015.77	$9.51	1.85%
NestEgg Dow Jones 2030 Fund	Institutional Class Shares	$1,000.00	$1,020.62	$4.64	0.90%
	Class A Shares	$1,000.00	$1,018.17	$7.12	1.38%
	Class C Shares	$1,000.00	$1,015.65	$9.65	1.87%
NestEgg Dow Jones 2040 Fund	Institutional Class Shares	$1,000.00	$1,020.60	$4.68	0.90%
	Class A Shares	$1,000.00	$1,018.07	$7.24	1.40%
	Class C Shares	$1,000.00	$1,015.56	$9.77	1.89%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

44

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodian:
INTRUST Bank NA
105 North Main Street
Wichita, KS 67202

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

Sub-Administrator:
Vastardis Fund Services LLC
41 Madison Avenue, 30th Floor
New York, NY 10010

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied
by a current prospectus.

NE AR 103107

Item 2. Code of Ethics.

     (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

     (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

     3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

     3(a)(2) The audit committee financial expert is Mr. George Mileusnic, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Grant Thornton LLP served as the Trust’s independent registered public accounting firm for 2006 and 2007.

(a)	AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Grant Thornton LLP, for the audit of the Registrant’s annual financial statements for 2007 and 2006 were $139,700 and $113,750, respectively.
(b)	AUDIT RELATED FEES: No such fees were billed to the Registrant by Grant Thornton LLP for 2007 and 2006.
(c)	TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Grant Thornton LLP for the review of Form 1120-RIC, Form 8613, Form CT-3, Form CT-3M/4M, Form NYC 3L, review of excise tax distribution calculations, IRS diversification testing and preparation of estimated tax reporting factors for 2007 and 2006 were $38,500 and $32,750, respectively.
(d)	ALL OTHER FEES: There were no such other fees billed to the Registrant by Grant Thornton LLP for 2007 and 2006.
(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant’s Audit Committee shall have, among other things, the following specific duties and responsibilities (1) to pre-approve all audit services to be provided to the Trust by the Trust’s independent auditors and (2) to pre-approve all permitted non-audit services, including tax services, to be provided to the Trust by the independent auditors. The Audit Committee may delegate to one or more members the authority to grant such pre-approvals. The actions taken by such member or members shall be reported to the full Audit Committee.
(2) Not applicable.
(f)	Not applicable.
(g)	There were no non-audit services fees billed by the Registrant’s accountant to the Registrant other than those described above. There were no non-audit services fees billed by the Registrant’s accountant to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant over the past two years.
(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the following American Independence Funds: Stock Fund, Financial Services Fund, International Fund, Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Fund. The full Schedules of Investments for the NestEgg Dow Jones Series are provided below.

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
COMMON STOCKS (23.3%)
BASIC MATERIALS (1.4%)
Acerinox SA.	4	118
Agnico-Eagle Mines Ltd.	3	171
Agrium Inc.	3	191
Air Products & Chemicals Inc.	6	587
Air Water Inc.	9	101
Airgas Inc.	26	1312
AK Steel Holding Corp. (b)	41	2055
Akzo Nobel NV.	4	322
Albemarle Corp.	12	573
Alcan Inc.	5	503
Alcoa Inc.	26	1029
Allegheny Technologies Inc.	15	1533
Alumina Ltd.	38	236
Antofagasta PLC.	7	122
Arcelormittal.	12	963
Arkema.	2	136
Asahi Kasei Corp.	46	349
Ashland Inc.	10	587
Barrick Gold Corp.	13	578
BASF AG.	8	1110
Bayer AG.	12	1000
BHP Billiton Ltd.	111	4766
BHP Billiton PLC.	36	1371
BlueScope Steel Ltd.	24	237
Boehler-Uddeholm AG.	1	106
Cabot Corp.	11	385
Cameco Corp.	5	246
Carpenter Technology Corp.	10	1449
Celanese Corp.	29	1217
Chemtura Corp.	44	410
Ciba Specialty Chemicals AG.	2	99
Clariant AG.	7	89
Cleveland-Cliffs Inc.	15	1435
Cytec Industries Inc.	16	1067
Daicel Chemical Industries Ltd.	16	117
Daido Steel Co Ltd.	15	101
Dainippon Ink and Chemicals In.	28	133
Denki Kagaku Kogyo K K.	22	129
Domtar Corp. (b)	108	927
Dow Chemical Co/The.	26	1171
DOWA HOLDINGS CO LTD.	10	116
Eastman Chemical Co.	15	999
Ecolab Inc.	28	1321
EI Du Pont de Nemours & Co.	27	1337
Energy Resources of Australia.	6	121
Equinox Minerals Ltd.	28	153
Ferro Corp.	23	477
First Quantum Minerals Ltd.	1	108
FMC Corp.	28	1610
Fortescue Metals Group Ltd.	4	186
Georgia Gulf Corp.	26	315
Goldcorp Inc.	11	387
Gunns Ltd.	37	130
HB Fuller Co.	36	1059
Hercules Inc.	69	1298
Hitachi Chemical Co Ltd.	5	122

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Hitachi Metals Ltd.	9	116
Hokuetsu Paper Mills Ltd.	21	99
HudBay Minerals Inc.	4	115
Huntsman Corp.	16	421
Iamgold Corp.	13	114
Iluka Resources Ltd.	21	85
Imperial Chemical Industries P.	17	233
Inmet Mining Corp.	1	107
International Flavors & Fragra.	15	783
International Paper Co.	13	480
Ivanhoe Mines Ltd/CA.	8	110
JFE Holdings Inc.	20	1160
Johnson Matthey PLC.	3	111
JSR Corp.	7	180
Jubilee Mines NL.	8	175
K+S AG.	1	209
Kagara Zinc Ltd.	19	118
Kaneka Corp.	13	115
Kansai Paint Co Ltd.	12	89
Kazakhmys PLC.	4	123
Kingboard Chemical Holdings Lt.	19	124
Kinross Gold Corp.	9	178
Kobe Steel Ltd.	103	367
Koninklijke DSM NV.	3	170
Lanxess AG.	2	99
Lee & Man Paper Manufacturing.	25	99
Lihir Gold Ltd. (b)	60	231
Linde AG.	2	253
Lintec Corp.	5	98
Lonmin Plc.	2	143
Lonza Group AG.	1	116
Louisiana-Pacific Corp.	25	412
Lubrizol Corp.	13	882
Lundin Mining Corp.	8	108
MeadWestvaco Corp.	34	1144
Meridian Gold Inc.	19	778
Methanex Corp.	4	122
Minara Resources Ltd.	20	121
Minerals Technologies Inc.	7	492
Mitsubishi Chemical Holdings C.	45	369
Mitsubishi Gas Chemical Co Inc.	15	148
Mitsubishi Materials Corp.	41	237
Mitsui Chemicals Inc.	26	242
Mitsui Mining & Smelting Co Lt.	22	92
Monsanto Co.	23	2245
Mount Gibson Iron Ltd. (b)	85	235
Neenah Paper Inc.	5	170
Newcrest Mining Ltd.	11	332
Newmont Mining Corp.	17	865
Nihon Parkerizing Co Ltd.	6	64
Nine Dragons Paper Holdings Lt.	38	102
Nippon Kayaku Co Ltd.	12	96
Nippon Light Metal Co Ltd.	42	86
Nippon Paint Co Ltd.	21	116
Nippon Shokubai Co Ltd.	12	118
Nippon Steel Corp.	220	1447
Nippon Yakin Kogyo Co Ltd.	9	85
Nissan Chemical Industries Ltd.	9	123
Nisshin Steel Co Ltd.	28	106
Nitto Denko Corp.	5	242
NOF Corp.	23	95
Norske Skogindustrier ASA.	8	88
Nova Chemicals Corp.	3	109
Nufarm Ltd.	10	145
OJI Paper Co Ltd.	33	150

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Olin Corp.	35	797
OneSteel Ltd.	37	237
Orica Ltd.	10	288
OSAKA Titanium Technologies Co.	1	86
Outokumpu OYJ.	3	112
Oxiana Ltd.	50	196
Pacific Metals Co Ltd.	6	75
Paladin Energy Ltd.	18	137
PaperlinX Ltd.	40	103
Plum Creek Timber Co Inc.	32	1429
Potash Corp of Saskatchewan.	5	622
PPG Industries Inc.	5	374
Praxair Inc.	14	1197
Rautaruukki OYJ.	2	114
Rayonier Inc.	14	676
Reliance Steel & Aluminum Co.	11	642
Rengo Co Ltd.	20	143
Rio Tinto Ltd.	11	1127
Rio Tinto PLC.	16	1494
Rohm & Haas Co.	33	1712
RPM International Inc.	72	1543
RTI International Metals Inc. (b)	9	704
Salzgitter AG.	1	197
Schulman A Inc.	13	307
Sensient Technologies Corp.	24	717
SGL Carbon AG. (b)	2	117
Shin-Etsu Chemical Co Ltd.	13	827
Showa Denko KK.	39	152
Sigma-Aldrich Corp.	17	878
Silver Standard Resources Inc.	3	128
Smurfit-Stone Container Corp.	46	557
Solvay SA.	1	152
Southern Copper Corp.	2	279
Ssab Svenskt Stal AB.	3	97
Steel Dynamics Inc.	20	1064
Stillwater Mining Co.	24	267
Stora Enso Oyj.	9	165
Sumitomo Bakelite Co Ltd.	15	91
Sumitomo Chemical Co Ltd.	55	486
Sumitomo Forestry Co Ltd.	12	89
Sumitomo Metal Industries Ltd.	145	708
Sumitomo Metal Mining Co Ltd.	19	418
Syngenta AG.	2	480
Taiyo Nippon Sanso Corp.	13	115
Teck Cominco Ltd.	7	351
Temple-Inland Inc.	17	912
ThyssenKrupp AG.	6	399
Titanium Metals Corp.	11	387
Toagosei Co Ltd.	28	98
Toho Titanium Co Ltd.	3	108
Tokai Carbon Co Ltd.	10	124
Tokuyama Corp.	9	125
Tokyo Ohka Kogyo Co Ltd.	5	102
Tokyo Steel Manufacturing Co L.	7	96
Tosoh Corp.	20	127
Ube Industries Ltd/Japan.	36	128
United States Steel Corp.	23	2482
UPM-Kymmene Oyj.	8	179
Uranium One Inc.	9	100
USEC Inc. (b)	29	255
Valspar Corp.	56	1402
Vedanta Resources PLC.	3	137
Voestalpine AG.	2	180
Vulcan Materials Co.	13	1112
Wausau Paper Corp.	31	310

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Weyerhaeuser Co.	6	455
Xstrata PLC.	10	717
Yamana Gold Inc.	10	151
Yamato Kogyo Co Ltd.	2	92
Yara International ASA.	4	155
Yodogawa Steel Works Ltd.	19	102
Zeon Corp.	10	93
Zinifex Ltd.	16	248
		90,983

COMMUNICATIONS (2.3%)
3Com Corp.	69	337
Adaptec Inc.	65	229
Aegis Group Plc.	42	110
Akamai Technologies Inc.	25	980
Alcatel-Lucent.	36	349
Alltel Corp.	10	712
Amazon.Com Inc.	12	1070
American Tower Corp. (b)	16	707
Andrew Corp.	37	542
Anixter International Inc. (b)	12	862
APN News & Media Ltd.	22	110
Ariba Inc.	49	634
Asatsu-DK Inc.	3	100
AT&T Inc.	163	6812
BCE Inc.	13	567
Belgacom SA.	3	143
Belo Corp.	23	426
Black Box Corp.	13	520
British Sky Broadcasting Group.	17	240
BT Group PLC.	133	902
Cable & Wireless PLC.	38	154
Cablevision Systems Corp. (b)	35	1027
CBS Corp.	15	431
C-COR Inc.	23	282
CenturyTel Inc.	19	837
Charter Communications Inc.	144	298
Check Point Software Technolog.	35	884
Checkfree Corp.	9	428
China Mobile Ltd.	138	2796
China Netcom Group Corp Hong K.	64	195
China Unicom Ltd.	197	473
Ciena Corp.	32	1531
Cincinnati Bell Inc. (b)	130	705
Cisco Systems Inc.	259	8563
Citizens Communications Co.	63	829
Clear Channel Communications I.	13	491
CNET Networks Inc.	93	751
Cogeco Cable Inc.	2	104
Comcast Corp. (b)	131	2748
CommScope Inc.	23	1085
Corning Inc.	67	1626
Corus Entertainment Inc.	2	105
Cosmote Mobile Telecommunicati.	4	138
Crown Castle International Cor.	43	1766
CTC Media Inc.	9	226
Daily Mail & General Trust.	7	89
Deutsche Telekom AG.	46	943
Digital River Inc.	16	849
DIRECTV Group Inc/The. (b)	31	821
Discovery Holding Co.	55	1568
Earthlink Inc.	65	514
eBay Inc.	51	1841
EchoStar Communications Corp. (b)	32	1567
Elisa OYJ.	4	119

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Emap PLC.	6	109
Embarq Corp.	28	1482
Eniro AB.	9	115
Entercom Communications Corp.	17	315
Equinix Inc.	12	1400
Ericsson.	228	682
Expedia Inc.	41	1339
Extreme Networks.	77	337
F5 Networks Inc.	32	1153
Fairfax Media Ltd.	44	194
Foxconn International Holdings.	62	171
France Telecom SA.	27	996
Gannett Co Inc.	7	297
Gestevision Telecinco SA.	4	115
GN Store Nord.	9	96
Google Inc.	10	7070
Hakuhodo DY Holdings Inc.	2	145
Harmonic Inc.	54	665
Harris Corp.	21	1272
Harte-Hanks Inc.	33	582
Hellenic Telecommunications Or.	5	183
Hitachi Kokusai Electric Inc.	8	104
HLTH Corp.	31	437
Hutchison Telecommunications I.	87	123
Idearc Inc.	27	728
IDT Corp.	34	273
Iliad SA.	1	105
Independent News & Media PLC.	24	88
Informa PLC.	10	111
Infospace Inc.	11	213
Inmarsat PLC.	13	139
InterDigital Inc.	12	258
Interpublic Group of Cos Inc. (b)	96	994
Interwoven Inc.	19	270
ITV PLC.	52	107
j2 Global Communications Inc.	18	606
JC Decaux SA.	3	110
JDS Uniphase Corp.	33	503
John Wiley & Sons Inc.	18	792
Johnston Press PLC.	14	87
Juniper Networks Inc.	26	936
Lagardere SCA.	2	169
Lamar Advertising Co.	11	588
Leap Wireless International In.	8	570
Lee Enterprises Inc.	21	337
Liberty Global Inc.	73	2760
Liberty Media Corp - Capital.	5	625
Liberty Media Corp - Interacti.	25	531
Matsui Securities Co Ltd.	13	102
McClatchy Co.	30	498
McGraw-Hill Cos Inc/The.	13	651
Media General Inc.	10	280
Mediaset SpA.	11	114
Meredith Corp.	14	872
Mobistar SA.	1	90
Modern Times Group AB.	2	141
Motorola Inc.	99	1860
MRV Communications Inc.	79	224
NetFlix Inc.	20	529
NeuStar Inc.	11	376
New York Times Co/The.	26	509
News Corp.	96	2102
NII Holdings Inc.	26	1508
Nokia OYJ.	60	2377
NutriSystem Inc.	12	361

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Oki Electric Industry Co Ltd.	56	95
Openwave Systems Inc.	33	131
PagesJaunes Groupe SA.	5	110
PCCW Ltd.	175	112
Pearson PLC.	12	199
Plantronics Inc.	25	684
Polycom Inc.	16	448
Portugal Telecom SGPS SA.	14	188
Premiere AG.	4	82
priceline.com Inc.	13	1210
ProSiebenSat.1 Media AG.	3	88
PT Multimedia Servicos de Tele.	2	34
Publicis Groupe.	2	81
Publishing & Broadcasting Ltd.	14	272
Qualcomm Inc.	71	3034
Qwest Communications Internati. (b)	73	524
Radio One Inc.	47	164
RCN Corp.	17	248
RealNetworks Inc.	67	486
Reed Elsevier NV.	10	193
Reed Elsevier PLC.	20	261
Reuters Group PLC.	19	261
RF Micro Devices Inc.	102	634
RH Donnelley Corp. (b)	11	603
Rogers Communications Inc.	7	357
Royal KPN NV.	28	528
S1 Corp.	26	219
Sanoma-WSOY Oyj.	3	87
SAVVIS Inc.	13	491
SBA Communications Corp.	36	1282
Schibsted ASA.	2	114
Scholastic Corp.	18	712
Seat Pagine Gialle SpA.	194	113
Seek Ltd.	15	130
SES.	5	123
Seven Network Ltd.	11	140
Shaw Communications Inc.	6	168
Sinclair Broadcast Group Inc.	34	409
Singapore Press Holdings Ltd.	52	165
SingTel.	175	494
Sirius Satellite Radio Inc.	204	685
Societe Television Francaise 1.	3	83
Softbank Corp.	24	555
SonicWALL Inc.	46	476
Southern Cross Broadcasting Au.	7	113
Sprint Nextel Corp.	75	1282
StarHub Ltd.	60	129
Sycamore Networks Inc.	125	534
Symantec Corp.	36	676
Tandberg ASA.	5	127
Tekelec.	42	554
Tele2 AB.	6	141
Telecom Corp of New Zealand Lt.	58	194
Telecom Italia SpA.	262	771
Telefonica SA.	66	2178
Telekom Austria AG.	5	143
Telenor ASA.	12	282
Telephone & Data Systems Inc.	18	1221
Television Broadcasts Ltd.	16	103
TeliaSonera AB.	28	275
Tellabs Inc.	73	643
Telstra Corp Ltd.	119	519
TELUS Corp.	5	299
Tencent Holdings Ltd.	24	203
Thomson Corp/The.	3	142

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
TIBCO Software Inc.	110	1010
Time Warner Inc.	164	2995
Time Warner Telecom Inc.	25	581
Tokyo Broadcasting System Inc.	4	106
Trend Micro Inc.	4	177
Tribune Co.	17	514
Trinity Mirror Plc.	10	84
United Internet AG.	6	131
United Online Inc.	35	616
US Cellular Corp.	3	282
Valueclick Inc.	38	1033
Valuevision Media Inc.	21	109
Verizon Communications Inc.	78	3593
Viacom Inc.	23	950
Vignette Corp.	20	345
Virgin Media Inc.	42	929
Vivendi.	18	810
Vodafone Group PLC.	812	3192
VTech Holdings Ltd.	12	102
Walt Disney Co/The.	77	2667
Washington Post Co/The.	1	849
Websense Inc.	14	258
West Australian Newspapers Hol.	9	117
Westwood One Inc.	50	107
Windstream Corp.	87	1170
Wolters Kluwer NV.	5	157
WPP Group PLC.	19	259
XM Satellite Radio Holdings In.	47	624
Yahoo! Inc.	54	1679
Yell Group PLC.	12	114
Yellow Pages Income Fund.	9	136
		150,710

CONSUMER GOODS (0.3%)
PepsiCo Inc.	69	5087
Procter & Gamble Co.	133	9246
Toyota Motor Corp.	100	5694
		20,027

CONSUMER, CYCLICAL (2.4%)
99 Cents Only Stores.	32	344
Abercrombie & Fitch Co.	15	1188
Accor SA.	3	286
ACE Aviation Holdings Inc.	4	126
Adidas AG.	3	199
Aeon Co Ltd.	26	407
Aeropostale Inc.	28	641
Air France-KLM.	3	114
Aisin Seiki Co Ltd.	7	285
Alaska Air Group Inc. (b)	30	762
Alimentation Couche Tard Inc.	6	130
All Nippon Airways Co Ltd.	29	111
Amer Sports OYJ.	4	106
American Axle & Manufacturing.	23	632
AMR Corp. (b)	41	984
AnnTaylor Stores Corp.	11	341
Aoyama Trading Co Ltd.	4	104
Applebees International Inc.	43	1090
Aristocrat Leisure Ltd.	16	155
ArvinMeritor Inc.	37	549
Asics Corp.	8	126
Autogrill SpA.	5	100
AutoNation Inc.	26	460
Autozone Inc.	7	871
Barratt Developments PLC.	6	81

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Bayerische Motoren Werke AG.	7	446
Beazer Homes USA Inc.	17	191
Bed Bath & Beyond Inc.	13	441
Bellway PLC.	4	89
Berkeley Group Holdings PLC.	3	106
Best Buy Co Inc.	15	728
Big Lots Inc. (b)	21	504
Billabong International Ltd.	8	112
BJ's Wholesale Club Inc.	12	430
Blockbuster Inc. (b)	78	410
Bob Evans Farms Inc.	19	535
Borders Group Inc.	31	478
BorgWarner Inc.	10	1057
Bosch Corp.	21	109
Boyd Gaming Corp.	9	376
Bridgestone Corp.	23	505
Brightpoint Inc.	34	551
Brinker International Inc.	23	584
British Airways PLC. (b)	13	120
Brunswick Corp/DE.	18	402
Bulgari SpA.	7	109
Burberry Group PLC.	8	102
Callaway Golf Co.	36	624
Canadian Tire Corp Ltd.	1	92
Canon Marketing Japan Inc.	6	117
Carmax Inc.	33	689
Carnival Corp.	13	624
Carnival PLC.	3	140
Carphone Warehouse Group PLC.	15	109
Casey's General Stores Inc.	30	855
Cathay Pacific Airways Ltd.	41	121
Cato Corp/The.	20	402
Charming Shoppes Inc. (b)	66	490
Cheesecake Factory/The.	26	583
China Travel International Inv.	162	129
Choice Hotels International In.	4	155
Christopher & Banks Corp.	24	329
Cia de Distribucion Integral L.	1	78
Circuit City Stores Inc.	38	301
Citizen Holdings Co Ltd.	13	140
Coach Inc.	16	585
Coldwater Creek Inc.	14	125
Coles Group Ltd.	35	526
Compagnie Financiere Richemont.	8	571
Compass Group PLC.	31	223
Continental AG.	2	302
Continental Airlines Inc.	18	618
Cooper Tire & Rubber Co.	32	713
Corporate Express.	8	89
Costco Wholesale Corp.	17	1143
CROCS Inc.	28	2093
CVS Caremark Corp.	61	2548
Daihatsu Motor Co Ltd.	11	116
Daimler AG.	15	1663
Daiwa House Industry Co Ltd.	20	283
David Jones Ltd.	22	101
DCM Japan Holdings Co Ltd.	12	92
Debenhams PLC.	44	104
Delta Air Lines Inc.	41	853
Denso Corp.	17	685
Denway Motors Ltd.	231	161
Deutsche Lufthansa AG.	4	118
Dick's Sporting Goods Inc.	32	1068
Dillard's Inc.	35	806
Don Quijote Co Ltd.	5	101

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
DR Horton Inc.	50	635
Dress Barn Inc.	31	508
DSG International PLC.	34	92
easyJet PLC.	10	138
EDION Corp.	10	114
Esprit Holdings Ltd.	34	562
Ethan Allen Interiors Inc.	16	494
Family Dollar Stores Inc.	28	710
FamilyMart Co Ltd.	4	116
Fast Retailing Co Ltd.	3	172
Fastenal Co.	22	979
Faurecia.	1	86
Fiat SpA.	15	462
Foot Locker Inc.	29	432
Ford Motor Co. (b)	87	772
Fred's Inc.	25	265
Fuji Heavy Industries Ltd.	23	119
Furniture Brands International.	24	289
Futaba Industrial Co Ltd.	4	112
Galaxy Entertainment Group Ltd. (b)	106	115
GameStop Corp.	23	1362
Gaylord Entertainment Co. (b)	15	817
General Motors Corp.	15	588
Genesco Inc.	10	462
Genuine Parts Co.	33	1619
Gildan Activewear Inc.	3	137
GKN PLC.	14	107
GOME Electrical Appliances Hol.	67	150
Grafton Group PLC.	8	89
Group 1 Automotive Inc.	16	497
Guess ? Inc.	8	411
Gunze Ltd.	20	96
Gymboree Corp.	14	476
H2O Retailing Corp.	11	91
Hagemeyer NV.	20	136
Hanwa Co Ltd.	21	106
Harman International Industrie.	10	842
Harvey Norman Holdings Ltd.	29	183
Hasbro Inc.	26	776
Haseko Corp.	41	98
Hennes & Mauritz AB.	8	533
Herman Miller Inc.	8	218
Hermes International.	1	131
Hino Motors Ltd.	15	108
Hitachi High-Technologies Corp.	4	89
Home Depot Inc.	42	1323
Home Retail Group PLC.	14	127
Honda Motor Co Ltd.	60	2236
Hongkong & Shanghai Hotels/The.	65	120
HOT Topic Inc.	29	222
Iberia Lineas Aereas de Espana.	23	117
Ihop Corp.	6	380
Imperial Hotel Ltd.	2	101
Inchcape Plc.	11	108
Inditex SA.	4	297
Ingram Micro Inc.	27	573
Insight Enterprises Inc.	33	912
Interface Inc.	20	383
International Game Technology.	13	567
International Speedway Corp.	12	533
Isetan Co Ltd.	7	94
Isuzu Motors Ltd.	51	251
ITOCHU Corp.	52	649
Izumi Co Ltd.	7	104
J Crew Group Inc.	16	598

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
J Front Retailing Co Ltd.	27	242
Jack in the Box Inc.	24	753
Jakks Pacific Inc.	18	477
Japan Airlines Corp.	56	126
Jardine Cycle & Carriage Ltd.	10	145
JB Hi-Fi Ltd.	11	168
JetBlue Airways Corp.	37	338
JFE Shoji Holdings Inc.	14	107
Johnson Controls Inc.	30	1312
Jones Apparel Group Inc.	20	419
JTEKT Corp.	7	133
Juki Corp.	12	101
Kayaba Industry Co Ltd.	21	120
KB Home.	14	387
Kellwood Co.	14	232
Kesa Electricals PLC.	16	106
Kingfisher PLC.	36	148
Kloeckner & Co AG.	1	53
Kohl's Corp.	11	605
Koito Manufacturing Co Ltd.	9	125
Kokuyo Co Ltd.	10	88
Komeri Co Ltd.	4	101
Krispy Kreme Doughnuts Inc.	38	122
K's Holdings Corp.	4	86
Kuraray Co Ltd.	12	155
Ladbrokes PLC.	13	111
Las Vegas Sands Corp.	4	531
Lawson Inc.	3	103
La-Z-Boy Inc.	35	276
Lear Corp. (b)	38	1350
Lennar Corp.	23	526
Li & Fung Ltd.	72	338
Li Ning Co Ltd.	45	167
Life Time Fitness Inc.	12	728
Lifestyle International Holdin.	54	148
Liz Claiborne Inc.	19	541
Longs Drug Stores Corp.	12	630
Lottomatica SpA.	3	107
Lowe's Cos Inc.	63	1694
Macy's Inc.	14	448
Magna International Inc.	2	190
Marks & Spencer Group PLC.	26	353
Marriott International Inc/DE.	13	534
Marubeni Corp.	53	449
Marui Group Co Ltd.	11	114
Matsushita Electric Industrial.	71	1348
Mattel Inc.	77	1609
Mazda Motor Corp.	31	185
McDonald's Corp.	32	1910
McDonald's Japan.	6	104
Men's Wearhouse Inc.	18	761
Meritage Homes Corp. (b)	13	209
MGM Mirage. (b)	4	366
Michelin.	2	268
Mitchells & Butlers PLC.	7	97
Mitsubishi Corp.	53	1631
Mitsubishi Logistics Corp.	7	100
Mitsubishi Motors Corp. (b)	128	250
Mitsubishi Rayon Co Ltd.	20	113
Mitsui & Co Ltd.	57	1457
Mitsukoshi Ltd.	23	106
Modine Manufacturing Co.	17	395
Monaco Coach Corp.	13	151
MSC Industrial Direct Co.	18	877
Nagase & Co Ltd.	9	100

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Namco Bandai Holdings Inc.	8	123
Nautilus Inc.	21	135
Newell Rubbermaid Inc.	51	1487
Next PLC.	3	138
NGK Spark Plug Co Ltd.	6	100
NHK Spring Co Ltd.	12	102
Nintendo Co Ltd.	4	2493
Nippon Seiki Co Ltd.	4	93
Nissan Motor Co Ltd.	83	954
Nisshinbo Industries Inc.	9	122
Nitori Co Ltd.	2	91
NOK Corp.	5	110
Nokian Renkaat OYJ.	3	113
Nordstrom Inc.	10	394
Nu Skin Enterprises Inc.	29	501
Okamura Corp.	12	108
Onward Holdings Co Ltd.	9	92
OPAP SA.	3	123
O'Reilly Automotive Inc.	18	594
Oriental Land Co Ltd.	2	119
Orient-Express Hotels Ltd.	16	1037
Oshkosh Truck Corp.	11	596
Pacific Sunwear Of California.	37	619
Panera Bread Co.	14	574
Parkson Retail Group Ltd.	14	159
Penn National Gaming Inc.	11	679
PEP Boys-Manny Moe & Jack.	22	324
Persimmon PLC.	5	109
PetSmart Inc.	21	629
Peugeot SA.	3	278
PF Chang's China Bistro Inc.	9	262
Phillips-Van Heusen.	21	1004
Pier 1 Imports Inc. (b)	54	275
Pinnacle Entertainment Inc. (b)	22	642
Pioneer Corp.	8	89
Pirelli & C SpA.	95	121
Point Inc.	2	100
Polo Ralph Lauren Corp.	8	550
Pool Corp.	19	448
PPR.	1	198
Praktiker Bau- und Heimwerkerm.	2	72
Punch Taverns PLC.	5	105
Qantas Airways Ltd.	32	176
Quiksilver Inc.	66	891
RadioShack Corp.	25	516
Reece Australia Ltd.	5	132
Regal Entertainment Group.	47	1061
Regis Corp.	17	571
Renault SA.	3	504
Rite Aid Corp. (b)	83	325
RONA Inc.	5	113
Ross Stores Inc.	25	676
Royal Caribbean Cruises Ltd.	28	1201
Ruby Tuesday Inc.	32	511
Ryland Group Inc.	11	313
Ryohin Keikaku Co Ltd.	2	126
Saks Inc.	75	1587
Sally Beauty Holdings Inc.	57	527
Sankyo Co Ltd.	3	127
Sanyo Shokai Ltd.	13	82
Scientific Games Corp.	11	398
Sears Holdings Corp.	2	270
Sega Sammy Holdings Inc.	8	110
Sekisui Chemical Co Ltd.	16	109
Sekisui House Ltd.	19	242

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Select Comfort Corp.	13	149
Seven & I Holdings Co Ltd.	21	539
Shangri-La Asia Ltd.	47	149
Shimachu Co Ltd.	4	114
Shimamura Co Ltd.	1	97
Shimano Inc.	3	109
Shoppers Drug Mart Corp.	3	176
Singapore Airlines Ltd.	16	217
Six Flags Inc. (b)	50	162
Sky City Entertainment Group L.	29	120
Skywest Inc.	33	901
Sodexho Alliance SA.	2	144
Sojitz Corp.	31	140
Sonae SGPS SA.	37	108
Sony Corp.	33	1613
Southwest Airlines Co.	31	441
St Marc Holdings Co Ltd.	2	98
Staples Inc.	28	654
Starbucks Corp.	32	854
Starwood Hotels & Resorts Worl.	8	455
Station Casinos Inc.	7	629
Steelcase Inc.	28	500
Stein Mart Inc.	20	131
Stockmann Oyj Abp.	2	100
Sumitomo Corp.	41	705
Sumitomo Rubber Industries Inc.	9	109
Sumitomo Warehouse Co Ltd/The.	18	103
Superior Industries Internatio.	14	283
Suzuki Motor Corp.	15	489
Swatch Group AG.	2	126
TABCORP Holdings Ltd.	17	246
Takashimaya Co Ltd.	10	121
Takata Corp.	3	106
Talbots Inc.	16	235
Target Corp.	33	2025
Tattersall's Ltd.	42	164
Taylor Wimpey PLC.	18	93
Tech Data Corp.	33	1298
Teijin Ltd.	31	149
Thomson.	7	122
Tim Hortons Inc.	4	153
TJX Cos Inc.	18	521
Tod's SpA.	1	84
Toho Co Ltd/Tokyo.	6	119
Tokai Rika Co Ltd.	4	117
Tokyo Style Co Ltd.	9	103
Toll Brothers Inc.	25	573
Toray Industries Inc.	46	352
Toro Co.	15	835
TOTO Ltd.	13	94
Toyo Tire & Rubber Co Ltd.	23	134
Toyobo Co Ltd.	40	94
Toyoda Gosei Co Ltd.	3	107
Toyota Boshoku Corp.	4	130
Toyota Tsusho Corp.	8	223
Tractor Supply Co.	13	539
Triarc Cos Inc.	25	280
Tuesday Morning Corp.	14	107
TUI AG.	4	117
TUI Travel plc.	17	95
Under Armour Inc.	12	747
United Stationers Inc. (b)	11	637
UNY Co Ltd.	10	86
Urban Outfitters Inc.	15	379
US Airways Group Inc/NEW.	18	498

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
USS Co Ltd.	2	130
Vail Resorts Inc.	12	728
Valentino Fashion Group SpA.	2	101
Valeo SA.	2	110
Volkswagen AG.	4	953
Wabash National Corp.	20	203
Wacoal Holdings Corp.	9	109
Walgreen Co.	43	1705
Wal-Mart Stores Inc.	61	2758
Warner Music Group Corp.	10	102
Watsco Inc.	9	375
Wendy's International Inc.	19	660
WESCO International Inc.	7	327
Westjet Airlines Ltd.	7	148
Whirlpool Corp.	18	1425
William Hill PLC.	9	116
WMS Industries Inc. (b)	16	555
Wolseley PLC.	10	173
Wolverine World Wide Inc.	29	744
World Fuel Services Corp.	11	487
WW Grainger Inc.	12	1079
Wynn Resorts Ltd.	8	1291
Xinyi Glass Holdings Co Ltd.	105	141
Yamada Denki Co Ltd.	3	307
Yamaha Corp.	7	162
Yamaha Motor Co Ltd.	7	198
Yokohama Rubber Co Ltd/The.	15	111
Yum! Brands Inc.	21	846
Zale Corp.	25	527
		161,354

CONSUMER, NON-CYCLICAL (3.6%)
ABB Grain Ltd.	14	98
Abbott Laboratories.	9	492
ABC Learning Centres Ltd.	18	110
Abertis Infraestructuras SA.	4	133
Accenture Ltd.	23	898
ACCO Brands Corp.	36	772
Adams Respiratory Therapeutics.	14	615
Adecco SA.	2	120
Administaff Inc.	15	598
Advanced Medical Optics Inc.	9	247
Aetna Inc.	20	1123
Affymetrix Inc.	9	229
Aggreko Plc.	10	130
Ajinomoto Co Inc.	21	236
Alberto-Culver Co.	19	494
Alcon Inc.	3	457
Alexion Pharmaceuticals Inc.	13	995
Alfresa Holdings Corp.	2	116
Alkermes Inc.	38	616
Allergan Inc/United States.	12	811
Alliance Data Systems Corp.	12	965
Altadis SA.	4	285
Altria Group Inc.	56	4084
American Greetings Corp.	27	711
American Medical Systems Holdi.	27	345
AMERIGROUP Corp.	20	700
AmerisourceBergen Corp.	26	1225
Amgen Inc. (b)	45	2615
Amylin Pharmaceuticals Inc.	18	810
Anheuser-Busch Cos Inc.	22	1128
Apollo Group Inc.	22	1744
Applera Corp - Celera Group.	41	669
Apria Healthcare Group Inc.	23	556

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Arbitron Inc.	11	557
Arthrocare Corp.	10	648
Asahi Breweries Ltd.	16	264
Associated British Foods PLC.	6	114
Astellas Pharma Inc.	18	794
AstraZeneca PLC.	23	1135
Atkins WS PLC.	5	126
Atlantia SpA.	4	157
Avis Budget Group Inc. (b)	61	1273
AWB Ltd.	35	97
Babcock International Group.	10	122
Barr Pharmaceuticals Inc.	17	974
Baxter International Inc.	28	1680
BearingPoint Inc.	129	618
Beckman Coulter Inc.	10	708
Becton Dickinson & Co.	11	918
Beiersdorf AG.	2	158
Benesse Corp.	4	149
Biogen Idec Inc.	14	1042
BioMarin Pharmaceutical Inc.	36	998
Bio-Rad Laboratories Inc.	7	676
Biovail Corp.	6	120
Blyth Inc.	20	382
Boston Scientific Corp.	54	749
Bowne & Co Inc.	19	330
Brisa-Auto Estradas de Portuga.	8	114
Bristol-Myers Squibb Co.	53	1589
British American Tobacco PLC.	22	837
Brookdale Senior Living Inc.	6	221
Brown-Forman Corp.	7	518
Bunzl PLC.	8	120
C&C Group PLC.	13	105
Cadbury Schweppes PLC.	32	423
Cambrex Corp.	17	194
Capita Group PLC.	9	140
Carlsberg A/S.	1	135
Carrefour SA.	8	576
Casino Guichard Perrachon SA.	1	112
Celesio AG.	2	114
Celgene Corp.	15	990
Cephalon Inc.	10	737
Chaoda Modern Agriculture.	145	131
Chemed Corp.	12	688
China Mengniu Dairy Co Ltd.	31	130
ChoicePoint Inc.	12	472
Christian Dior SA.	1	136
Chugai Pharmaceutical Co Ltd.	9	155
Church & Dwight Co Inc.	29	1372
Cintra Concesiones de Infraest.	7	122
Clarins.	1	87
Clorox Co.	7	438
Coates Hire Ltd.	23	139
Coca Cola Hellenic Bottling Co.	2	124
Coca-Cola Amatil Ltd.	17	162
Coca-Cola Co/The.	57	3520
Coca-Cola West Holdings Co Ltd.	5	115
Cochlear Ltd.	2	128
Colgate-Palmolive Co.	25	1907
Coloplast A/S.	1	97
ConAgra Foods Inc.	15	356
Constellation Brands Inc.	38	955
Convergys Corp.	25	458
Corinthian Colleges Inc.	46	754
Corporate Executive Board Co.	6	428
Corrections Corp of America. (b)	46	1301

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
COSCO Pacific Ltd.	41	127
Covance Inc.	10	825
Coventry Health Care Inc.	24	1447
Covidien Ltd.	15	624
CR Bard Inc.	16	1338
Cubist Pharmaceuticals Inc.	21	491
CV Therapeutics Inc.	23	236
Dade Behring Holdings Inc.	13	1000
Dai Nippon Printing Co Ltd.	23	332
Daiichi Sankyo Co Ltd.	23	652
Dainippon Sumitomo Pharma Co L.	11	102
Dairy Crest Group PLC.	7	88
Dairy Farm International Holdi.	38	188
Danisco A/S.	1	77
Davis Service Group PLC.	9	102
DaVita Inc.	16	1043
Del Monte Foods Co.	45	465
Delhaize Group.	1	95
Deluxe Corp.	30	1210
Dentsply International Inc.	22	913
Diageo PLC.	41	938
Edwards Lifesciences Corp.	22	1105
Eisai Co Ltd.	9	376
Elan Corp PLC.	7	167
Elekta AB.	6	116
Eli Lilly & Co.	26	1408
Empire Co Ltd.	2	117
Endo Pharmaceuticals Holdings.	21	615
Enzon Pharmaceuticals Inc.	30	286
Essilor International SA.	3	191
Experian Group Ltd.	16	168
Express Scripts Inc.	9	568
Ezaki Glico Co Ltd.	11	115
Fisher & Paykel Healthcare Cor.	42	105
Forest Laboratories Inc.	12	469
Forrester Research Inc.	9	213
Fortune Brands Inc.	5	419
Foster's Group Ltd.	65	386
Fresenius Medical Care AG & Co.	3	157
Fresenius SE.	2	157
FTI Consulting Inc.	16	869
G4S PLC.	24	106
Genentech Inc.	20	1483
General Mills Inc.	10	577
Gen-Probe Inc.	20	1400
Genzyme Corp.	10	760
Getinge AB.	5	132
Gilead Sciences Inc.	40	1848
GlaxoSmithKline PLC.	93	2394
Golden Agri-Resources Ltd.	132	160
Goodman Fielder Ltd.	50	98
Greene King Plc.	5	94
Grifols SA.	5	132
H&R Block Inc.	55	1199
Haemonetics Corp.	10	514
Hansen Natural Corp.	27	1836
Hays PLC.	33	94
Health Management Associates I.	44	291
Health Net Inc.	17	911
Healthscope Ltd.	23	116
Healthsouth Corp.	35	702
Healthways Inc.	13	789
Heineken Holding NV.	2	118
Heineken NV.	4	280
Hengan International Group Co.	32	124

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Henkel KGaA.	5	245
Henry Schein Inc.	15	899
Herbalife Ltd.	7	309
Hershey Co/The.	5	216
Hewitt Associates Inc.	44	1552
Hillenbrand Industries Inc.	13	718
Hisamitsu Pharm.	4	110
HJ Heinz Co.	9	421
Hologic Inc.	29	1994
Homeserve PLC.	3	112
Hormel Foods Corp.	17	620
House Foods Corp.	7	110
Human Genome Sciences Inc.	51	482
Humana Inc. (b)	26	1949
Husqvarna AB.	8	96
Iaws Group Plc.	5	118
Idexx Laboratories Inc.	12	1461
Illumina Inc.	20	1123
Immucor Inc.	26	839
Imperial Tobacco Group PLC.	10	506
InBev NV.	3	283
InterMune Inc.	14	279
Intertek Group PLC.	5	107
Intuitive Surgical Inc.	5	1634
Invacare Corp.	17	460
Inverness Medical Innovations.	22	1322
Invitrogen Corp.	7	636
Iron Mountain Inc.	28	972
Ito En Ltd.	5	100
ITT Educational Services Inc. (b)	15	1908
J Sainsbury PLC.	23	262
Jarden Corp.	24	852
JM Smucker Co/The.	11	588
Kagome Co Ltd.	7	111
Kamigumi Co Ltd.	13	105
Kao Corp.	17	486
Kerry Group PLC.	4	121
Kesko OYJ.	2	120
Kikkoman Corp.	8	101
Kimberly-Clark Corp.	13	922
Kinetic Concepts Inc.	8	481
King Pharmaceuticals Inc.	44	466
Kirin Holdings Co Ltd.	32	445
Kobayashi Pharmaceutical Co Lt.	3	96
Koninklijke Ahold NV.	19	285
Kose Corp.	4	102
Kraft Foods Inc.	42	1403
Kyowa Hakko Kogyo Co Ltd.	13	141
Kyphon Inc.	17	1205
Laboratory Corp of America Hol.	18	1238
Lion Corp.	20	94
Lion Nathan Ltd.	15	130
Live Nation Inc.	20	409
Loblaw Cos Ltd.	2	93
L'Oreal SA.	4	525
Luxottica Group SpA.	3	105
MacDonald Dettwiler & Associat.	2	95
Magellan Health Services Inc.	15	632
Manor Care Inc.	11	732
Manpower Inc.	13	972
Marine Harvest.	85	86
McCormick & Co Inc/MD.	20	701
McKesson Corp.	12	793
Medarex Inc.	47	562
Medco Health Solutions Inc.	11	1038

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Mediceo Paltac Holdings Co Ltd.	7	101
Medicines Co/The.	19	364
Medicis Pharmaceutical Corp.	21	623
Medtronic Inc.	48	2277
Meiji Dairies Corp.	18	95
Meiji Seika Kaisha Ltd.	25	110
Mentor Corp.	12	511
Merck & Co Inc.	58	3379
Merck KGAA.	1	125
Metcash Ltd.	28	122
Metro AG.	2	181
Metro Inc.	3	113
MGI Pharma Inc.	30	977
Michael Page International Plc.	10	91
Millennium Pharmaceuticals Inc.	59	697
Millipore Corp. (b)	8	621
Miraca Holdings Inc.	6	141
Mitsubishi Tanabe Pharma Corp.	9	103
Mochida Pharmaceutical Co Ltd.	12	115
Molson Coors Brewing Co.	14	801
Monster Worldwide Inc.	18	730
Moody's Corp.	9	393
MPS Group Inc.	69	842
Mylan Inc.	45	677
Myriad Genetics Inc.	15	830
NBTY Inc.	23	819
Nektar Therapeutics.	30	179
Nestle SA.	6	2768
Neurocrine Biosciences Inc.	15	139
Nichirei Corp.	23	98
Nippon Meat Packers Inc.	10	101
Nippon Suisan Kaisha Ltd.	19	94
Nipro Corp.	5	95
Nissha Printing Co Ltd.	4	114
Nisshin Seifun Group Inc.	12	108
Nissin Food Products Co Ltd.	4	126
Novartis AG.	38	2021
Novo Nordisk A/S.	3	372
Novozymes A/S.	1	109
Nutreco Holding NV.	1	68
Odyssey HealthCare Inc.	26	267
Olam International Ltd.	55	133
Omega Pharma SA.	1	67
Omnicare Inc.	27	797
Ono Pharmaceutical Co Ltd.	4	206
Onyx Pharmaceuticals Inc.	21	981
Oriflame Cosmetics SA.	2	121
Orion Oyj.	4	103
OSI Pharmaceuticals Inc.	8	333
Pacific Brands Ltd.	35	113
Parexel International Corp.	10	460
Park24 Co Ltd.	11	109
Parkway Holdings Ltd.	42	121
Parmalat SpA.	30	111
Patterson Cos Inc.	20	782
PDL BioPharma Inc.	18	382
Pediatrix Medical Group Inc.	21	1376
Pepsi Bottling Group Inc.	28	1206
PepsiAmericas Inc.	14	500
Performance Food Group Co.	18	486
Pernod-Ricard SA.	1	231
Perrigo Co.	41	972
Pharmaceutical Product Develop.	16	676
PharMerica Corp.	16	255
PolyMedica Corp.	10	530

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Premier Foods PLC.	21	98
Pre-Paid Legal Services Inc. (b)	5	298
Primary Health Care Ltd.	10	110
Psychiatric Solutions Inc. (b)	20	792
Qiagen NV.	6	141
QP Corp.	11	108
Quest Diagnostics Inc.	6	319
Ralcorp Holdings Inc. (b)	10	563
Randstad Holding NV.	2	111
Reckitt Benckiser Group PLC.	9	522
Regeneron Pharmaceuticals Inc.	22	484
Remy Cointreau SA.	1	77
Rent-A-Center Inc/TX.	37	592
Rentokil Initial PLC.	34	122
Resmed Inc.	12	497
Resources Connection Inc.	17	387
Respironics Inc.	11	551
Reynolds American Inc.	4	258
Rhoen Klinikum AG.	4	126
Robert Half International Inc.	26	782
Roche Holding AG.	11	1876
Rohto Pharmaceutical Co Ltd.	10	118
Royal Numico NV.	3	237
RR Donnelley & Sons Co.	40	1612
SABMiller PLC.	13	391
Safeway Inc.	13	442
SAIC Inc.	77	1518
Sanofi-Aventis SA.	16	1403
Santen Pharmaceutical Co Ltd.	5	117
Sapporo Holdings Ltd.	18	135
SAPRR.	1	106
Saputo Inc.	2	123
Sara Lee Corp.	17	281
Savient Pharmaceuticals Inc.	23	324
Schering-Plough Corp.	64	1953
Scottish & Newcastle PLC.	13	212
Secom Co Ltd.	7	359
Securitas AB.	7	88
Sepracor Inc.	16	441
Serco Group PLC.	12	112
Service Corp International/US.	170	2460
Shimadzu Corp.	10	99
Shionogi & Co Ltd.	11	187
Shire PLC.	9	225
Shiseido Co Ltd.	13	312
Sierra Health Services Inc.	19	804
Sigma Pharmaceuticals Ltd.	68	96
Silex Systems Ltd.	12	87
Smith & Nephew PLC.	14	189
Smithfield Foods Inc.	23	659
Societe BIC SA.	1	78
Sohgo Security Services Co Ltd.	7	116
Sonic Healthcare Ltd.	9	144
Sonova Holding AG.	1	112
Sotheby's.	25	1354
Spherion Corp.	42	366
St Jude Medical Inc. (b)	13	529
Stada Arzneimittel AG.	2	127
Stantec Inc.	3	117
STERIS Corp.	38	1104
Stewart Enterprises Inc.	62	562
Strayer Education Inc.	6	1119
Stryker Corp.	14	994
Sunrise Senior Living Inc.	17	629
Supervalu Inc.	42	1628

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Suzuken Co Ltd.	3	96
Swedish Match AB.	6	134
Symbion Health Ltd.	30	113
Synthes Inc.	1	125
SYSCO Corp.	24	823
Sysmex Corp.	3	122
Taisho Pharmaceutical Co Ltd.	8	154
Takara Holdings Inc.	17	99
Takeda Pharmaceutical Co Ltd.	27	1676
Tate & Lyle PLC.	9	82
Techne Corp.	14	913
TeleTech Holdings Inc.	15	374
Tenet Healthcare Corp. (b)	87	305
Terumo Corp.	7	340
Tesco PLC.	122	1238
Thai Beverage PCL.	602	108
Theravance Inc.	18	450
Tingyi Cayman Islands Holding.	123	187
Toppan Printing Co Ltd.	22	214
Toyama Chemical Co Ltd. (b)	16	99
Toyo Suisan Kaisha Ltd.	7	121
Transurban Group.	32	217
Tsumura & Co.	6	107
Tupperware Brands Corp.	36	1300
Tyson Foods Inc.	52	822
UCB SA.	2	117
Unicharm Corp.	2	119
Unilever NV.	26	843
Unilever PLC.	20	676
United Natural Foods Inc.	15	434
United Rentals Inc.	44	1504
United Therapeutics Corp.	7	479
UnitedHealth Group Inc.	56	2752
Universal Corp/Richmond VA.	16	780
Universal Health Services Inc.	8	390
UST Inc.	30	1600
Valassis Communications Inc. (b)	23	227
Varian Medical Systems Inc. (b)	20	975
VCA Antech Inc.	31	1428
Vedior NV.	4	91
Ventana Medical Systems Inc.	13	1144
Vertex Pharmaceuticals Inc.	20	647
Viad Corp.	14	496
VistaPrint Ltd.	15	714
Watson Pharmaceuticals Inc.	19	581
Watson Wyatt Worldwide Inc.	16	763
WD-40 Co.	8	317
Weight Watchers International.	5	256
WellCare Health Plans Inc.	5	121
WellPoint Inc.	19	1505
West Pharmaceutical Services I.	15	620
Western Union Co/The.	30	661
Whole Foods Market Inc.	22	1090
William Demant Holding. (b)	1	92
Wilmar International Ltd.	81	232
WM Morrison Supermarkets PLC.	35	215
WM Wrigley Jr Co.	9	555
Woolworths Ltd.	40	1246
Wyeth.	36	1751
Yakult Honsha Co Ltd.	5	115
Yamazaki Baking Co Ltd.	14	122
Zimmer Holdings Inc.	10	695
		238,555

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
ENERGY (2.0%)
Acergy SA.	4	116
Advantage Energy Income Fund.	3	38
Alpha Natural Resources Inc.	29	796
Anadarko Petroleum Corp.	14	826
APA Group.	30	110
Apache Corp.	10	1038
ARC Energy Trust.	5	113
Arch Coal Inc.	22	902
Arrow Energy NL.	44	116
Atwood Oceanics Inc.	10	842
Australian Worldwide Explorati.	37	103
Baker Hughes Inc.	14	1214
Beach Petroleum Ltd.	93	126
BG Group PLC.	55	1017
BJ Services Co.	45	1134
BP PLC.	296	3847
Cabot Oil & Gas Corp.	36	1429
Caltex Australia Ltd.	5	100
Cameron International Corp.	17	1655
Canadian Natural Resources Ltd.	8	665
Canadian Oil Sands Trust.	4	147
Cheniere Energy Inc.	16	648
Chesapeake Energy Corp.	22	869
Chevron Corp.	57	5216
China Gas Holdings Ltd.	293	139
Cia Espanola de Petroleos SA.	1	102
Cimarex Energy Co.	15	608
CNOOC Ltd.	480	1001
Cnpc Hong Kong Ltd.	175	141
ConocoPhillips.	41	3483
Consol Energy Inc.	28	1582
Core Laboratories NV.	9	1313
Cosmo Oil Co Ltd.	22	94
Covanta Holding Corp.	17	461
Crosstex Energy Inc.	17	627
Delta Petroleum Corp.	29	542
Denbury Resources Inc.	18	1019
Devon Energy Corp.	12	1121
Diamond Offshore Drilling Inc.	3	340
Duvernay Oil Corp.	3	108
El Paso Corp.	138	2437
Enbridge Inc.	5	217
EnCana Corp.	12	840
Encore Acquisition Co.	34	1248
Enerplus Resources Fund.	2	97
ENI SpA.	38	1387
ENSCO International Inc.	23	1276
Ensign Energy Services Inc.	6	108
EOG Resources Inc.	10	886
EXCO Resources Inc.	45	760
Exterran Holdings Inc.	55	4631
Exxon Mobil Corp.	147	13523
First Solar Inc.	6	953
FMC Technologies Inc.	20	1213
Fording Canadian Coal Trust.	1	37
Fugro NV.	2	175
Global Industries Ltd.	30	739
Grant Prideco Inc.	20	983
Grey Wolf Inc.	98	552
Halliburton Co.	36	1419
Headwaters Inc.	22	316
Helix Energy Solutions Group I.	16	740
Helmerich & Payne Inc.	17	538
Hercules Offshore Inc.	34	919
Hess Corp.	9	644

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Holly Corp.	18	1130
Husky Energy Inc.	4	186
Idemitsu Kosan Co Ltd.	1	115
Imperial Oil Ltd.	4	218
ION Geophysical Corp.	37	561
Japan Petroleum Exploration Co.	2	152
John Wood Group PLC.	16	139
Lundin Petroleum AB.	10	120
Marathon Oil Corp.	24	1407
Mariner Energy Inc.	43	1075
National Fuel Gas Co.	13	630
National Oilwell Varco Inc.	23	1685
Neste Oil OYJ.	3	108
Nexen Inc.	7	237
Niko Resources Ltd.	1	112
Nippon Mining Holdings Inc.	31	290
Nippon Oil Corp.	48	421
Noble Corp.	42	2224
Occidental Petroleum Corp.	22	1519
Oceaneering International Inc.	20	1545
Oil Search Ltd.	33	131
Oilexco Inc.	9	164
OMV AG.	2	150
Oneok Inc.	19	949
OPTI Canada Inc.	5	101
Origin Energy Ltd.	29	247
Parker Drilling Co. (b)	72	608
Peabody Energy Corp.	10	558
Pengrowth Energy Trust.	6	114
Penn Virginia Corp.	14	678
Penn West Energy Trust.	3	96
Petro-Canada.	8	461
Petrofac Ltd.	12	129
Pride International Inc.	26	959
PrimeWest Energy Trust.	2	56
Q-Cells AG.	1	128
Questar Corp.	27	1541
Quicksilver Resources Inc.	13	741
Range Resources Corp.	21	944
Renewable Energy Corp AS.	3	153
Repsol YPF SA.	12	474
Rowan Cos Inc.	25	975
Royal Dutch Shell PLC.	80	3493
Saipem SpA.	4	177
Santos Ltd.	20	261
Saras SpA.	18	109
SBM Offshore NV.	3	115
Schlumberger Ltd.	51	4925
Seacor Holdings Inc.	9	825
SeaDrill Ltd.	5	119
Showa Shell Sekiyu KK.	9	105
Singapore Petroleum Co Ltd.	25	142
Smith International Inc.	31	2048
Solarworld AG.	2	138
Southwestern Energy Co. (b)	26	1345
Spectra Energy Corp.	19	494
St Mary Land & Exploration Co.	24	1017
StatoilHydro ASA.	19	643
Stone Energy Corp.	17	758
Suncor Energy Inc.	7	766
Sunoco Inc.	24	1766
Sunpower Corp.	6	759
Superior Energy Services.	30	1112
Talisman Energy Inc.	16	349
Technip SA.	2	179

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Tesoro Corp.	25	1513
Tetra Technologies Inc.	27	532
TonenGeneral Sekiyu KK.	11	110
Total SA.	35	2821
TransCanada Corp.	8	340
Transocean, Inc..	12	1432
Trican Well Service Ltd.	6	127
Tullow Oil PLC.	11	146
Ultra Petroleum Corp.	23	1630
UTS Energy Corp.	19	123
Valero Energy Corp.	16	1127
Weatherford International Ltd.	13	844
WesternZagros Resources Ltd.	3	12
W-H Energy Services Inc.	11	633
Woodside Petroleum Ltd.	15	727
XTO Energy Inc.	16	1062
		131,434

FINANCIAL (4.9%)
77 Bank Ltd/The.	16	108
Aareal Bank AG.	2	104
Abacus Property Group.	65	117
ABN AMRO Holding NV.	29	1567
ACE Ltd.	10	606
Acom Co Ltd.	3	72
Adelaide Bank Ltd.	8	109
Admiral Group PLC.	7	150
Aegon NV.	22	454
Aeon Credit Service Co Ltd.	8	122
Aeon Mall Co Ltd.	4	103
Affiliated Managers Group Inc.	5	658
Aflac Inc.	19	1193
AGF Management Ltd.	3	117
Agile Property Holdings Ltd.	61	146
Aichi Bank Ltd/The.	1	91
Aiful Corp.	4	94
Aioi Insurance Co Ltd.	18	104
Akita Bank Ltd/The.	22	101
Alexandria Real Estate Equitie.	11	1135
Allco Finance Group Ltd.	12	85
Alleanza Assicurazioni SpA.	9	122
Alleghany Corp.	1	393
Allgreen Properties Ltd.	91	99
Alliance & Leicester PLC.	7	115
Allianz SE.	7	1577
Allied Irish Banks PLC.	14	351
Allied World Assurance Holding.	10	479
Allstate Corp/The.	18	943
Alpha Bank AE.	6	222
AMB Property Corp.	15	980
AMBAC Financial Group Inc.	19	700
Amcore Financial Inc.	15	356
American Express Co.	45	2743
American Financial Group Inc/O.	13	389
American Financial Realty Trus.	68	458
American International Group I.	68	4292
American National Insurance.	4	517
AmeriCredit Corp.	22	310
Ameriprise Financial Inc.	6	378
Amlin PLC.	19	127
AMP Ltd.	62	588
Anchor Bancorp Wisconsin Inc.	13	320
Anglo Irish Bank Corp PLC.	11	184
Annaly Capital Management Inc.	193	3298
AON Corp.	12	544

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Apartment Investment & Managem.	17	794
Arch Capital Group Ltd.	11	822
Arthur J Gallagher & Co.	18	479
Ascendas Real Estate Investmen.	61	109
Aspen Insurance Holdings Ltd.	17	465
Assicurazioni Generali SpA.	19	903
Associated Banc-Corp.	22	635
Assurant Inc.	19	1110
Assured Guaranty Ltd.	12	277
Astoria Financial Corp.	16	416
ASX Ltd.	6	321
Australia & New Zealand Bankin.	60	1682
AvalonBay Communities Inc.	12	1472
Aviva PLC.	40	628
Awa Bank Ltd/The.	23	123
AXA Asia Pacific Holdings Ltd.	30	228
AXA SA.	28	1251
Axis Capital Holdings Ltd.	28	1113
Azimut Holding SpA.	6	103
Babcock & Brown Ltd.	9	256
Baloise Holding AG.	1	106
Banca Carige SpA.	23	110
Banca Monte dei Paschi di Sien.	19	121
Banca Popolare di Milano Scarl.	7	110
Banco BPI SA.	12	105
Banco Comercial Portugues SA.	52	252
Banco de Valencia SA.	2	114
Banco Espirito Santo SA.	5	121
Banco Pastor SA.	5	85
Banco Popular Espanol SA.	12	209
Banco Santander SA.	96	2086
Bancorpsouth Inc.	46	1116
Bank of America Corp.	133	6421
Bank of East Asia Ltd.	51	344
Bank of Hawaii Corp.	19	1010
Bank of Ikeda Ltd/The.	2	84
Bank of Ireland.	15	277
Bank of Kyoto Ltd/The.	12	152
Bank of Montreal.	8	533
Bank of Nagoya Ltd/The.	17	125
Bank of New York Mellon Corp/T.	53	2589
Bank of Nova Scotia.	15	849
Bank of Queensland Ltd.	7	125
Bank of Yokohama Ltd/The.	46	324
Bankinter SA.	6	89
Barclays PLC.	101	1269
BB Biotech AG.	1	88
BB&T Corp.	16	592
BBVA.	55	1384
Bear Stearns Cos Inc/The.	3	341
Bellevue Group AG.	1	80
Bendigo Bank Ltd.	8	104
BioMed Realty Trust Inc.	44	1051
BNP Paribas.	14	1543
BOC Hong Kong Holdings Ltd.	118	331
BOK Financial Corp.	5	273
Bolsas y Mercados Espanoles.	2	139
Boston Properties Inc.	5	542
Bradford & Bingley PLC.	13	84
Brandywine Realty Trust.	52	1345
BRE Properties Inc.	19	1041
Brit Insurance Holdings Plc.	16	108
British Land Co PLC.	8	180
Brookfield Asset Management In.	9	368
Cabcharge Australia Ltd.	10	99

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Cambridge Industrial Trust.	60	30
Camden Property Trust.	9	561
Canadian Imperial Bank of Comm.	5	540
CapitaCommercial Trust.	62	115
Capital One Financial Corp.	10	656
CapitaLand Ltd.	55	306
CapitalSource Inc.	25	456
CapitaMall Trust.	44	111
Cathay General Bancorp.	29	898
Catlin Group Ltd.	11	115
Cattles PLC.	14	99
CB Richard Ellis Group Inc.	31	756
Centro Properties Group.	28	183
Centro Retail Group.	72	106
CFS Retail Property Trust.	66	150
Challenger Financial Services.	23	135
Charles Schwab Corp/The.	40	930
Cheung Kong Holdings Ltd.	48	933
Chiba Bank Ltd/The.	30	238
China Everbright Ltd. (b)	46	204
China Insurance International. (b)	44	142
China Overseas Land & Investme.	125	281
China Resources Land Ltd.	59	148
Chinese Estates Holdings Ltd.	59	119
Chittenden Corp.	28	997
Chubb Corp.	12	640
Chugoku Bank Ltd/The.	8	116
Chuo Mitsui Trust Holdings Inc.	33	262
Cigna Corp.	9	472
Cincinnati Financial Corp.	32	1273
CIT Group Inc.	35	1233
CITIC International Financial.	129	110
Citigroup Inc.	133	5573
Citizens Republic Bancorp Inc.	40	609
City Developments Ltd.	16	175
City National Corp/CA.	7	473
CME Group Inc.	6	3998
CNP Assurances.	1	127
Colonial BancGroup Inc/The.	28	537
Colonial Properties Trust.	27	846
Comerica Inc.	4	187
Commerce Bancorp Inc/NJ.	43	1752
Commerce Bancshares Inc/Kansas.	15	708
Commerce Group Inc.	32	1168
Commerzbank AG.	9	382
Commonwealth Bank of Australia.	43	2463
Commonwealth Property Office F.	79	116
CompuCredit Corp.	9	179
Conseco Inc.	38	600
Corio NV.	1	88
Corp Financiera Alba.	1	75
Corporate Office Properties Tr.	18	744
Countrywide Financial Corp.	17	264
Cousins Properties Inc.	22	633
Credit Agricole SA.	11	435
Credit Saison Co Ltd.	6	190
Credit Suisse Group.	16	1076
Cullen/Frost Bankers Inc.	13	691
Dah Sing Financial Holdings Lt.	12	114
Daishi Bank Ltd/The.	25	109
Daito Trust Cons.	3	138
Daiwa Securities Group Inc.	46	438
Danske Bank A/S.	7	308
DB RREEF Trust.	95	185
DBS Group Holdings Ltd.	37	573

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
DCT Industrial Trust Inc.	100	1073
Derwent London PLC.	3	104
Deutsche Bank AG.	8	1072
Deutsche Boerse AG.	3	482
Deutsche Postbank AG.	1	73
Dexia SA.	9	289
DiamondRock Hospitality Co.	64	1226
Digital Realty Trust Inc.	21	924
DnB NOR ASA.	11	181
Downey Financial Corp.	11	448
Duke Realty Corp.	25	804
EFG Eurobank Ergasias SA.	4	156
Endurance Specialty Holdings L.	11	431
Equity Inns Inc.	0	0
Equity Lifestyle Properties In.	8	402
Equity Residential.	9	376
Erie Indemnity Co.	10	569
Erste Bank der Oesterreichisch.	3	243
Essex Property Trust Inc.	10	1234
Eurazeo.	1	149
Eurocommercial Properties NV.	2	118
Everest Re Group Ltd.	13	1385
Fannie Mae.	25	1426
Federal Realty Invs Trust.	9	794
Federated Investors Inc.	18	774
FelCor Lodging Trust Inc.	33	691
Fidelity National Financial In.	40	616
Fifth Third Bancorp.	14	438
Fimalac.	1	79
First American Corp.	16	482
First Bancorp/Puerto Rico.	41	360
First Horizon National Corp.	23	600
First Marblehead Corp/The.	13	505
First Midwest Bancorp Inc/IL.	30	1010
First Niagara Financial Group.	57	752
FirstFed Financial Corp. (b)	7	299
FirstMerit Corp.	40	848
FKP Property Group.	18	123
FNB Corp/PA.	32	532
Fondiaria-Sai SpA.	2	97
Forest City Enterprises Inc.	9	512
Fortis.	20	639
Franklin Resources Inc.	7	908
Franklin Street Properties Cor.	34	553
Fraser and Neave Ltd.	36	149
Freddie Mac.	20	1045
Fremont General Corp.	40	111
Friedman Billings Ramsey Group.	80	344
Friends Provident PLC.	33	126
Frontier Financial Corp.	30	666
Fuji Fire & Marine Insurance C.	28	101
Fulton Financial Corp.	103	1350
Fuyo General Lease Co Ltd.	3	99
Genting International PLC. (b)	184	88
Genworth Financial Inc.	13	355
Goldcrest Co Ltd.	2	94
Goldman Sachs Group Inc/The.	10	2479
Goodman Group.	48	308
GPT Group.	67	288
Great Eagle Holdings Ltd.	29	120
Great Eastern Holdings Ltd.	9	108
Great Portland Estates PLC.	8	95
Great-West Lifeco Inc.	4	158
Greentown China Holdings Ltd.	45	96
Gunma Bank Ltd/The.	16	113

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Guoco Group Ltd.	7	107
GZI Real Estate Investment Tru.	90	36
Hachijuni Bank Ltd/The.	17	129
Hammerson PLC.	4	93
Hang Lung Group Ltd.	28	164
Hang Lung Properties Ltd.	60	285
Hang Seng Bank Ltd.	23	467
Hannover Rueckversicherung AG.	2	105
Hartford Financial Services Gr.	9	873
HBOS PLC.	58	1053
HCC Insurance Holdings Inc.	21	628
HCP Inc.	38	1294
Health Care REIT Inc.	48	2126
Healthcare Realty Trust Inc.	25	661
Heiwa Real Estate Co Ltd.	15	106
Henderson Group PLC.	28	106
Henderson Investment Ltd.	66	131
Henderson Land Development Co.	22	196
Higo Bank Ltd/The.	16	111
Hilb Rogal & Hobbs Co.	14	617
Hiroshima Bank Ltd/The.	21	113
Hokkoku Bank Ltd/The.	25	119
Hokuhoku Financial Group Inc.	46	141
Home Properties Inc.	13	668
Hong Kong Exchanges and Cleari.	35	1157
Hongkong Land Holdings Ltd.	61	304
Hopewell Holdings.	25	129
Hopson Development Holdings Lt.	30	115
Horace Mann Educators Corp.	29	600
Hospitality Properties Trust.	17	673
Host Hotels & Resorts Inc.	16	355
HRPT Properties Trust.	124	1164
HSBC Holdings PLC.	180	3560
Hudson City Bancorp Inc.	109	1707
Huntington Bancshares Inc/OH.	71	1272
Hyakugo Bank Ltd/The.	17	101
Hyakujushi Bank Ltd/The.	21	106
Hypo Real Estate Holding AG.	2	119
Hysan Development Co Ltd.	42	126
ICAP PLC.	11	134
ICBC Asia.	44	122
IG Group Holdings PLC.	16	138
IGM Financial Inc.	2	116
Immoeast AG. (b)	8	97
IMMOFINANZ AG.	9	107
Industrial Alliance Insurance.	3	126
IndyMac Bancorp Inc.	39	523
ING Canada Inc.	2	95
ING Groep NV.	32	1439
ING Industrial Fund.	51	133
ING Office Fund.	75	126
Insurance Australia Group Ltd.	59	258
IntercontinentalExchange Inc.	11	1960
International Bancshares Corp.	16	350
International Securities Excha.	14	939
Intesa Sanpaolo SpA.	163	1284
Invesco PLC.	13	199
Investec PLC.	9	109
Investment Technology Group In. (b)	17	712
Investor AB.	11	270
IPC Holdings Ltd.	14	419
Irish Life & Permanent PLC.	4	91
iStar Financial Inc.	23	702
IVG Immobilien AG.	3	136
Iyo Bank Ltd/The.	12	117

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Jafco Co Ltd.	2	82
Janus Capital Group Inc.	34	1173
Japan Securities Finance Co Lt.	8	83
Jefferies Group Inc.	20	535
Jones Lang LaSalle Inc.	6	572
Joyo Bank Ltd/The.	27	166
JPMorgan Chase & Co.	101	4747
Juroku Bank Ltd/The.	18	108
Jyske Bank A/S. (b)	1	82
Kagoshima Bank Ltd/The.	15	103
KBC Groep NV.	3	420
Keiyo Bank Ltd/The.	19	97
Keppel Land Ltd.	20	115
Kerry Properties Ltd.	15	129
Keycorp.	12	341
Kilroy Realty Corp.	12	780
Kimco Realty Corp.	43	1785
Kinnevik Investment AB.	6	149
Kiyo Holdings Inc.	71	111
Knight Capital Group Inc.	55	738
Kowloon Development Co Ltd.	49	152
Kungsleden AB.	8	114
LaBranche & Co Inc. (b)	38	208
Land Securities Group PLC.	7	239
LaSalle Hotel Properties.	15	620
Legal & General Group PLC.	101	294
Lehman Brothers Holdings Inc.	16	1013
Lend Lease Corp Ltd.	11	205
Leopalace21 Corp.	4	127
Lexington Realty Trust.	33	653
Liberty International PLC.	5	124
Liberty Property Trust.	17	640
Lincoln National Corp.	8	499
Link REIT/The.	55	124
Lloyds TSB Group PLC.	87	987
Loews Corp.	13	638
London Stock Exchange Group PL.	4	140
M&T Bank Corp.	2	199
Macerich Co/The.	11	943
Mack-Cali Realty Corp.	12	475
Macquarie Communications Infra.	21	112
Macquarie CountryWide Trust.	64	120
Macquarie DDR Trust.	106	116
Macquarie Group Ltd.	8	626
Macquarie Infrastructure Group.	89	262
Macquarie Office Trust.	83	127
Man Group Plc.	29	355
Manulife Financial Corp.	24	1123
Mapfre SA.	23	108
Markel Corp.	1	543
Marsh & McLennan Cos Inc.	16	414
Marshall & Ilsley Corp.	47	2007
MBIA Inc.	24	1033
Mediobanca SpA.	6	142
Meinl European Land Ltd.	5	70
Mercury General Corp.	6	308
Merrill Lynch & Co Inc.	23	1518
Merrill Lynch Canada Inc.	1	66
MetLife Inc.	13	895
Metrovacesa SA.	2	117
MGIC Investment Corp.	15	290
MI Developments Inc.	3	96
Mid-America Apartment Communit.	8	416
Millea Holdings Inc.	27	1058
Mirvac Group.	33	178

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Mitsubishi Estate Co Ltd.	45	1334
Mitsubishi UFJ Financial Group.	10	99
Mitsubishi UFJ Lease & Finance.	2	69
Mitsubishi UFJ Nicos Co Ltd.	40	77
Mitsui Fudosan Co Ltd.	29	794
Mitsui Sumitomo Insurance Co L.	47	534
Mizuho Trust & Banking Co Ltd.	56	99
Montpelier Re Holdings Ltd.	16	286
Morgan Stanley.	26	1749
Muenchener Rueckversicherungs.	3	574
Musashino Bank Ltd/The.	2	94
Nanto Bank Ltd/The.	21	109
Nasdaq Stock Market Inc/The.	15	701
National Australia Bank Ltd.	53	2128
National Bank of Canada.	2	116
National Bank of Greece SA.	7	486
National City Corp.	49	1188
National Financial Partners Co.	14	765
National Retail Properties Inc.	40	1014
Nationwide Financial Services.	29	1556
Nationwide Health Properties I.	54	1686
New World Development Ltd.	74	264
New York Community Bancorp Inc.	62	1154
NewAlliance Bancshares Inc.	56	783
Newcastle Investment Corp.	29	431
Nexity.	1	66
Nikko Cordial Corp.	12	172
Nipponkoa Insurance Co Ltd.	27	246
Nishi-Nippon City Bank Ltd/The.	32	94
Nissay Dowa General Insurance.	19	107
Nomura Holdings Inc.	63	1119
Nomura Real Estate Holdings In.	4	115
Nordea Bank AB.	32	572
Northern Rock PLC.	7	27
Nuveen Investments Inc.	12	778
Nymex Holdings Inc.	2	257
NYSE Euronext.	7	657
Ogaki Kyoritsu Bank Ltd/The.	22	122
Oita Bank Ltd/The.	17	103
Okasan Holdings Inc.	17	113
OKO Bank plc.	6	129
Old Mutual PLC.	85	325
Old National Bancorp/IN.	35	585
Old Republic International Cor.	40	613
Onex Corp.	3	126
ORIX Corp.	3	604
Oversea-Chinese Banking Corp.	82	521
Pacific Capital Bancorp NA.	30	622
Pargesa Holding SA.	1	114
Park National Corp.	4	317
PartnerRe Ltd.	13	1082
Pennsylvania Real Estate Inves.	23	877
Perpetual Ltd.	2	138
PFF Bancorp Inc.	14	149
Philadelphia Consolidated Hold.	23	938
Phoenix Cos Inc/The.	57	785
Piper Jaffray Cos.	6	308
Piraeus Bank SA.	5	200
Platinum Underwriters Holdings.	40	1440
PMI Group Inc/The.	16	256
PNC Financial Services Group I.	10	722
Popular Inc.	47	496
Power Corp Of Canada.	5	214
Power Financial Corp.	4	178
Principal Financial Group Inc.	8	541

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
ProAssurance Corp.	14	772
Promise Co Ltd.	4	120
Prosperity REIT.	172	36
Protective Life Corp.	12	514
Provident Bankshares Corp.	17	419
Provident Financial Services I.	33	523
Prudential Financial Inc.	12	1161
Prudential PLC.	38	618
PSP Swiss Property AG.	2	108
Public Storage.	5	405
QBE Insurance Group Ltd.	28	848
Quintain Estates & Development.	6	77
Radian Group Inc.	15	189
Raiffeisen International Bank.	1	165
RAIT Financial Trust.	34	309
Ratos AB.	3	88
Raymond James Financial Inc.	18	671
Realty Income Corp.	60	1772
Redwood Trust Inc.	14	369
Regency Centers Corp.	11	786
Regions Financial Corp.	21	570
Reinsurance Group of America I.	7	400
RenaissanceRe Holdings Ltd.	12	700
Resolution Plc.	11	167
RioCan REIT.	5	123
RLI Corp.	8	465
Royal & Sun Alliance Insurance.	46	151
Royal Bank of Canada.	20	1186
Royal Bank of Scotland Group P.	146	1568
Safeco Corp.	19	1100
Sampo Oyj.	8	251
San-In Godo Bank Ltd/The.	12	108
Schroders PLC.	4	128
Segro PLC.	9	87
Selective Insurance Group.	36	875
Senior Housing Properties Trus.	50	1121
Senshu Bank Ltd/The.	43	100
Shenzhen Investment Ltd.	125	119
Shiga Bank Ltd/The.	17	120
Shimao Property Holdings Ltd.	40	141
Shinko Securities Co Ltd.	22	113
Shinsei Bank Ltd.	49	157
Shizuoka Bank Ltd/The.	23	240
Shui On Land Ltd.	103	142
Shun Tak Holdings Ltd.	69	108
Simon Property Group Inc.	9	937
Singapore Exchange Ltd.	35	377
Sino Land Co.	48	149
Skandinaviska Enskilda Banken.	8	245
SL Green Realty Corp.	9	1086
Societa Cattolica di Assicuraz.	2	132
Societe Generale.	7	1175
Sompo Japan Insurance Inc.	33	384
South Financial Group Inc/The.	39	806
Sovereign Bancorp Inc.	61	880
St George Bank Ltd.	18	609
Standard Chartered PLC.	22	854
Standard Life PLC.	32	189
State Street Corp.	18	1436
Sterling Bancshares Inc/TX.	39	476
Sterling Financial Corp/WA.	27	608
Stockland.	46	383
Storebrand ASA.	7	100
Strategic Hotels & Resorts Inc.	39	852
Sumitomo Real Estate Sales Co.	1	72

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Sumitomo Realty & Development.	16	559
Sumitomo Trust & Banking Co Lt.	55	406
Sun Hung Kai Properties Ltd.	45	852
Sun Life Financial Inc.	9	523
Suncorp-Metway Ltd.	30	567
Sunstone Hotel Investors Inc.	33	918
Suntec REIT.	87	109
SunTrust Banks Inc.	9	653
Suruga Bank Ltd.	9	118
Susquehanna Bancshares Inc.	28	565
SVB Financial Group. (b)	13	673
Svenska Handelsbanken AB.	8	265
Swedbank AB.	6	188
Swiss Reinsurance.	6	563
SWS Group Inc.	19	361
Sydbank A/S.	2	92
Synovus Financial Corp.	55	1450
T Rowe Price Group Inc.	41	2634
T&D Holdings Inc.	8	476
Takefuji Corp.	4	102
Taubman Centers Inc.	20	1177
TCF Financial Corp.	23	524
TD Ameritrade Holding Corp. (b)	9	172
Thornburg Mortgage Inc.	22	231
Toho Bank Ltd/The.	25	96
Tokai Tokyo Securities Co Ltd.	19	101
Tokyo Tatemono Co Ltd.	10	127
Tokyo Tomin Bank Ltd/The.	3	99
Tokyu Land Corp.	15	154
Torchmark Corp.	18	1173
Toronto-Dominion Bank.	11	831
Travelers Cos Inc/The.	17	888
Trustco Bank Corp NY.	50	527
Trustmark Corp.	27	729
TrygVesta AS.	1	79
UBS AG.	29	1551
UCBH Holdings Inc.	62	1058
UDR Inc.	25	594
Umpqua Holdings Corp.	34	576
Unibail-Rodamco.	1	249
UniCredito Italiano SpA.	189	1618
UnionBanCal Corp.	10	540
Unione di Banche Italiane SCPA.	10	278
Unipol Gruppo Finanziario SpA.	66	242
United Bankshares Inc.	26	788
United Industrial Corp Ltd.	53	114
United Overseas Bank Ltd.	40	594
Unitrin Inc.	10	463
Unum Group.	71	1657
UOL Group Ltd.	30	109
Urban Corp.	7	121
US Bancorp.	46	1525
Valad Property Group.	68	120
Valley National Bancorp.	21	430
Van Lanschot NV.	1	104
Vastned Retail NV.	1	86
Ventas Inc.	24	1029
W Holding Co Inc.	62	130
Wachovia Corp.	54	2469
Waddell & Reed Financial Inc.	15	498
Washington Federal Inc.	51	1232
Washington Mutual Inc.	26	725
Webster Financial Corp.	30	1087
Weingarten Realty Investors.	15	574
Wells Fargo & Co.	107	3639

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Westfield Group.	59	1198
Westpac Banking Corp.	61	1735
Wheelock & Co Ltd.	42	135
White Mountains Insurance Grou.	1	538
Whitney Holding Corp.	40	1026
Willis Group Holdings Ltd.	20	847
Wilmington Trust Corp.	12	436
Wing Hang Bank Ltd.	9	105
Wing Lung Bank.	10	103
Wing Tai Holdings Ltd.	44	105
WR Berkley Corp.	37	1113
XL Capital Ltd.	5	360
Yamaguchi Financial Group Inc.	9	105
Yamanashi Chuo Bank Ltd/The.	17	99
Yanlord Land Group Ltd.	51	138
Zenith National Insurance Corp.	20	804
Zurich Financial Services AG.	2	602
		326,484

HOLDING COMPANIES (0.1%)
Ackermans & Van Haaren.	1	104
Beijing Enterprises Holdings L.	25	154
China Merchants Holdings Inter.	33	230
China Resources Enterprise.	35	152
Citic Pacific Ltd.	25	156
Citic Resources Holdings Ltd. (b)	148	94
First Pacific Co.	148	112
GEA Group AG.	3	112
Groupe Bruxelles Lambert SA.	1	128
Guangdong Investment Ltd.	162	110
Guangzhou Investment Co Ltd.	339	143
Hutchison Whampoa Ltd.	70	872
IFIL - Investments SpA.	10	114
Jardine Matheson Holdings Ltd.	14	427
Jardine Strategic Holdings Ltd.	13	216
LVMH Moet Hennessy Louis Vuitt.	4	515
Melco International Developmen.	75	140
Noble Group Ltd.	97	158
NWS Holdings Ltd.	45	169
Shanghai Industrial Holdings L.	25	146
Sherritt International Corp.	7	130
Swire Pacific Ltd.	73	493
Washington H Soul Pattinson &.	13	117
Wharf Holdings Ltd.	40	239
		5,231

HEALTH CARE (0.1%)
Csl Limited.	18	613
Johnson & Johnson.	70	4562
Pfizer Inc.	185	4553
		9,728

INDUSTRIAL (3.0%)
3M Co.	21	1814
AAR Corp. (b)	14	449
ABB Ltd.	35	1053
ACS Actividades de Construccio.	3	186
Actuant Corp.	10	690
Acuity Brands Inc.	16	765
Adelaide Brighton Ltd.	38	130
Advantest Corp.	6	172
Aeroports de Paris.	1	114
AGFA-Gevaert NV.	5	69
Agilent Technologies Inc.	16	590
Albany International Corp.	14	525

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Alfa Laval AB.	2	158
Alliant Techsystems Inc.	12	1325
Allied Waste Industries Inc.	54	683
Alps Electric Co Ltd.	11	137
Alstom.	2	472
Amada Co Ltd.	13	130
Amcor Ltd.	30	196
Amec PLC.	8	139
American Commercial Lines Inc.	7	104
Ametek Inc.	16	752
Amphenol Corp.	27	1195
Ansell Ltd.	11	127
Applera Corp - Applied Biosyst.	34	1263
Aptargroup Inc.	24	1073
Arkansas Best Corp.	15	412
Arriva Plc.	7	122
Arrow Electronics Inc. (b)	21	840
Asahi Glass Co Ltd.	39	531
Asahi Pretec Corp.	3	102
Assa Abloy AB.	5	105
Astec Industries Inc.	8	363
Auckland International Airport.	43	95
Avnet Inc. (b)	26	1085
BAE Systems PLC.	52	539
Balfour Beatty PLC.	12	124
BE Aerospace Inc.	35	1740
Belden Inc.	17	991
Bemis Co Inc.	21	591
Benchmark Electronics Inc.	49	1005
Bilfinger Berger AG.	1	88
Boeing Co.	30	2958
Bombardier Inc. (b)	22	130
Boral Ltd.	20	126
Bouygues.	4	384
Bradken Ltd.	12	164
Briggs & Stratton Corp.	26	585
Brink's Co/The.	14	877
Brother Industries Ltd.	9	120
Bucyrus International Inc.	14	1155
Burlington Northern Santa Fe C.	10	872
Buzzi Unicem SpA.	3	85
CAE Inc.	8	108
Campbell Brothers Ltd.	5	159
Canadian National Railway Co.	7	393
Canadian Pacific Railway Ltd.	2	141
Cargotec Corp.	2	124
Carillion PLC.	13	110
Carlisle Cos Inc.	23	907
Casio Computer Co Ltd.	9	85
Central Glass Co Ltd.	19	89
Ceradyne Inc.	10	684
CH Robinson Worldwide Inc.	27	1348
Charter Plc. (b)	5	113
Checkpoint Systems Inc. (b)	21	635
Cheung Kong Infrastructure Hol.	30	117
China Grand Forestry Resources. (b)	264	92
Chiyoda Corp.	6	110
Cie de Saint-Gobain.	6	643
Cimpor Cimentos de Portugal SG.	11	100
Cobham PLC.	28	123
Coherent Inc.	10	328
ComfortDelgro Corp Ltd.	80	107
Commercial Metals Co.	22	690
COMSYS Holdings Corp.	10	97
Cookson Group PLC.	8	139

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Cooper Industries Ltd.	32	1676
Cosco Corp Singapore Ltd.	32	171
Crane Group Ltd.	7	110
CRH PLC.	8	306
CSR Ltd.	38	121
CTS Corp.	24	296
Cummins Inc.	14	1679
Cymer Inc.	14	595
Daifuku Co Ltd.	9	106
Daiichi Chuo Kisen Kaisha.	15	124
Daikin Industries Ltd.	9	451
Dainippon Screen Manufacturing.	15	88
Danaher Corp.	9	771
Deere & Co.	6	929
Deutsche Post AG.	13	394
Dionex Corp.	7	616
Disco Corp.	2	118
Donaldson Co Inc.	26	1114
Downer EDI Ltd.	18	111
DRS Technologies Inc.	15	862
Dyno Nobel Ltd.	59	135
EADS.	5	170
Eagle Materials Inc.	18	711
Eastman Kodak Co.	52	1490
Eaton Corp.	33	3055
Ebara Corp.	23	108
Eiffage SA.	1	113
Electrocomponents PLC.	21	109
EMCOR Group Inc.	24	826
Energizer Holdings Inc.	9	939
Energy Conversion Devices Inc.	15	409
ESCO Technologies Inc. (b)	10	414
Esterline Technologies Corp. (b)	10	548
Expeditors International Washi.	33	1671
Fanuc Ltd.	7	761
FCC.	1	87
FedEx Corp.	9	930
Finmeccanica SpA.	4	119
Finning International Inc.	4	138
Firstgroup Plc.	8	132
Fletcher Building Ltd.	16	146
Flir Systems Inc.	25	1735
Florida Rock Industries Inc.	9	566
Flowserve Corp.	9	711
FLSmidth & Co A/S.	1	108
Fluor Corp.	13	2054
Forward Air Corp.	10	326
Foster Wheeler Ltd. (b)	11	1631
Fuji Electric Holdings Co Ltd.	26	98
FUJIFILM Holdings Corp.	17	810
Fujikura Ltd.	17	109
Fukuyama Transporting Co Ltd.	21	93
Funai Electric Co Ltd.	2	84
Furukawa Electric Co Ltd.	23	110
Futuris Corp Ltd.	53	105
Gamesa Corp Tecnologica SA.	3	152
Gardner Denver Inc.	20	723
Garmin Ltd.	19	2041
General Cable Corp. (b)	20	1440
General Dynamics Corp.	10	910
General Electric Co.	276	11360
General Maritime Corp.	18	507
Genlyte Group Inc.	3	195
Gentex Corp.	26	540
Glory Ltd.	4	131

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Go-Ahead Group Plc.	2	112
GrafTech International Ltd.	62	1172
Granite Construction Inc.	13	557
Grupo Ferrovial SA.	1	87
GS Yuasa Corp.	40	88
GWA International Ltd.	29	98
Hamamatsu Photonics KK.	3	94
Hankyu Hanshin Holdings Inc.	42	196
Harsco Corp.	13	788
Heidelberger Druckmaschinen AG.	2	82
Hirose Electric Co Ltd.	1	119
Hitachi Cable Ltd.	18	119
Hitachi Construction Machinery.	3	122
Hitachi Koki Co Ltd.	6	106
Hitachi Ltd.	110	745
Hitachi Zosen Corp. (b)	56	93
Hochtief AG.	1	137
Holcim Ltd.	3	342
Honeywell International Inc.	18	1087
Hong Kong Aircraft Engineerg.	6	152
Horiba Ltd.	3	133
Hosiden Corp.	7	122
HOYA CORP.	14	506
Hubbell Inc.	9	495
Ibiden Co Ltd.	5	422
IDEX Corp.	30	1063
Ihi Corp.	48	114
Iino Kaiun Kaisha Ltd.	8	112
Imerys SA.	1	97
IMI Plc.	9	105
Impregilo SpA. (b)	13	104
Infratil Ltd.	45	106
Ingersoll-Rand Co Ltd.	6	302
Insituform Technologies Inc.	18	253
Intermec Inc.	18	458
Invensys PLC.	14	95
Itron Inc.	11	1182
ITT Corp.	28	1874
Jacobs Engineering Group Inc. (b)	18	1569
Japan Airport Terminal Co Ltd.	6	116
Japan Aviation Electronics Ind.	7	107
Japan Steel Works Ltd/The.	12	193
JGC Corp.	8	158
Joy Global Inc.	17	987
JS Group Corp.	9	145
Kajima Corp.	35	123
Kawasaki Heavy Industries Ltd.	51	183
Kawasaki Kisen Kaisha Ltd.	19	260
Kaydon Corp.	11	592
Keihan Electric Railway Co Ltd.	30	120
Keihin Electric Express Railwa.	18	110
Keio Corp.	19	115
Keisei Electric Railway Co Ltd.	21	115
Kemet Corp.	56	396
Kennametal Inc.	15	1368
Keyence Corp.	1	229
Kinden Corp.	12	106
Kingspan Group Plc.	4	95
Kintetsu Corp.	56	170
Kirby Corp. (b)	8	365
Kitz Corp.	11	90
Komatsu Ltd.	31	1024
Komori Corp.	5	131
Kone OYJ.	2	165
Konica Minolta Holdings Inc.	18	312

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Koninklijke BAM Groep NV.	4	106
Kubota Corp.	38	318
Kuehne & Nagel International A.	1	107
Kurita Water Industries Ltd.	4	132
Kyocera Corp.	6	502
Kyowa Exeo Corp.	9	80
L-3 Communications Holdings In.	19	2083
Lafarge SA.	2	325
Landstar System Inc.	21	884
Leggett & Platt Inc.	35	680
Legrand SA.	3	111
Leighton Holdings Ltd.	4	232
Lincoln Electric Holdings Inc.	15	1084
Littelfuse Inc.	8	255
Mabuchi Motor Co Ltd.	2	135
Macquarie Airports.	54	220
Makino Milling Machine Co Ltd.	8	83
Makita Corp.	5	239
MAN AG.	2	357
Manitowoc Co Inc/The.	18	887
Martin Marietta Materials Inc.	6	776
Maruichi Steel Tube Ltd.	4	113
Masco Corp.	8	193
Matsushita Electric Works Ltd.	12	132
Matthews International Corp.	12	547
McDermott International Inc. (b)	34	2076
Meggitt PLC.	17	121
Methode Electronics Inc.	27	339
Metso Oyj.	2	122
Mettler Toledo International I.	6	638
Mine Safety Appliances Co.	10	458
Minebea Co Ltd.	20	138
MISUMI Group Inc.	6	101
Mitsubishi Electric Corp.	71	859
Mitsubishi Heavy Industries Lt.	111	639
Mitsui Engineering & Shipbuild.	26	151
Mitsui OSK Lines Ltd.	39	637
Mitsumi Electric Co Ltd.	3	137
Miura Co Ltd.	3	93
Molex Inc.	14	382
Monadelphous Group Ltd.	8	125
Moog Inc. (b)	14	646
Mori Seiki Co Ltd.	3	75
MTR Corp.	43	148
Mueller Industries Inc.	20	719
Mueller Water Products Inc.	32	339
Multiplex Group.	28	131
Murata Manufacturing Co Ltd.	7	422
Nabtesco Corp.	7	118
Nachi-Fujikoshi Corp.	21	103
Nagoya Railroad Co Ltd.	37	109
Nankai Electric Railway Co Ltd.	36	99
National Express Group PLC.	5	137
National Instruments Corp.	22	714
NCI Building Systems Inc.	6	235
NEC Corp.	67	331
Neptune Orient Lines Ltd.	29	102
Newport Corp. (b)	16	219
NGK Insulators Ltd.	10	351
Nichias Corp.	11	83
Nichicon Corp.	7	83
Nidec Corp.	4	300
Nikon Corp.	11	348
Nippon Chemi-Con Corp.	10	78
Nippon Electric Glass Co Ltd.	12	203

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Nippon Express Co Ltd.	31	155
Nippon Konpo Unyu Soko Co Ltd.	8	106
Nippon Sheet Glass Co Ltd.	22	133
Nippon Yusen KK.	40	409
Nishimatsu Construction Co Ltd.	31	95
Nishi-Nippon Railroad Co Ltd.	30	109
NKT Holding A/S.	1	109
Nordson Corp.	12	642
Norfolk Southern Corp.	13	671
Norsk Hydro ASA.	11	162
Northrop Grumman Corp.	9	753
NSK Ltd.	16	140
NTN Corp.	15	142
Obayashi Corp.	24	120
Odakyu Electric Railway Co Ltd.	20	140
Oesterreichische Post AG.	2	83
OKUMA Corp.	7	97
Okumura Corp.	20	105
Old Dominion Freight Line Inc.	13	294
Olympus Corp.	8	329
Omron Corp.	8	195
Orbotech Ltd. (b)	22	455
Orient Overseas International.	9	92
OSG Corp.	8	101
Owens-Illinois Inc.	26	1155
Pacer International Inc.	18	265
Pacific Basin Shipping Ltd.	73	161
Packaging Corp of America.	17	541
Pall Corp.	22	882
Park Electrochemical Corp.	6	188
Parker Hannifin Corp.	36	2893
Peace Mark Holdings Ltd.	69	113
Pentair Inc.	18	637
Power-One Inc.	54	306
Precision Castparts Corp.	6	899
Regal-Beloit Corp.	12	588
Republic Services Inc.	35	1197
Rexam PLC.	11	124
Rheinmetall AG.	1	88
Rockwell Automation Inc/DE.	5	344
Rockwell Collins Inc.	26	1945
Rolls-Royce Group PLC.	28	313
Roper Industries Inc.	14	991
Royal Philips.	18	744
Ryder System Inc.	13	622
Ryobi Ltd.	16	107
Ryosan Co Ltd.	4	99
Sacyr Vallehermoso SA.	2	94
Safran SA.	4	101
Sagami Railway Co Ltd.	33	116
Saia Inc.	10	141
Sankyu Inc.	22	124
Sanmina-SCI Corp.	131	290
Sanwa Holdings Corp.	18	95
Sanyo Electric Co Ltd.	70	115
Schindler Holding AG.	2	140
Schneider Electric SA.	4	551
Seino Holdings Corp.	11	94
SembCorp Industries Ltd.	29	118
SembCorp Marine Ltd.	40	123
Sharp Corp.	36	563
Shima Seiki Manufacturing Ltd.	2	102
Shimizu Corp.	24	125
Siemens AG.	13	1777
SIG Plc.	4	88

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Sims Group Ltd.	5	131
Singapore Post Ltd.	132	111
Sintokogio Ltd.	7	100
Skanska AB.	6	119
SMC Corp/Japan.	2	267
Snap-On Inc.	22	1098
SNC-Lavalin Group Inc.	3	155
Sonoco Products Co.	18	557
Spectris PLC.	6	108
Spirit Aerosystems Holdings In.	40	1389
ST Engineering.	44	116
Stanley Electric Co Ltd.	6	132
Stanley Works/The.	15	863
Star Micronics Co Ltd.	4	125
Stericycle Inc.	15	875
STX Pan Ocean Co Ltd.	70	178
Sumitomo Electric Industries L.	25	402
Sumitomo Heavy Industries Ltd.	20	261
Sumitomo Osaka Cement Co Ltd.	43	107
Tadano Ltd.	7	87
Taiheiyo Cement Corp.	31	97
Taisei Corp.	35	105
Taiyo Yuden Co Ltd.	5	82
Takasago Thermal.	10	104
Techtronic Industries Co.	91	98
Teekay Corp.	10	560
Tektronix Inc.	14	530
Teledyne Technologies Inc.	14	732
Teleflex Inc.	15	1098
Tenaris SA.	7	187
Terex Corp. (b)	16	1188
Tetra Tech Inc.	31	724
Texas Industries Inc.	10	731
Textron Inc.	8	554
Thales SA.	2	125
THK Co Ltd.	5	109
Thomas & Betts Corp. (b)	9	504
Timken Co.	14	466
Titan Cement Co SA.	2	98
TNT NV.	6	245
Tobu Railway Co Ltd.	28	132
Toda Corp.	20	104
Toho Zinc Co Ltd.	11	98
Tokyo Seimitsu Co Ltd.	3	70
Tokyu Corp.	35	226
Toll Holdings Ltd.	20	248
Tomkins Plc.	22	101
Toshiba Corp.	106	887
Toyo Seikan Kaisha Ltd.	6	108
Toyo Tanso Co Ltd.	1	99
Toyota Industries Corp.	7	297
Transfield Services Ltd.	11	161
Transpacific Industries Group.	9	93
Transport International Holdin.	20	101
Travis Perkins PLC.	3	91
Tredegar Corp.	20	348
Trelleborg AB.	4	102
Trimble Navigation Ltd.	44	1835
Trinity Industries Inc.	12	434
Tsubakimoto Chain Co.	15	103
Tyco International Ltd.	15	618
Ulvac Inc.	3	116
Union Pacific Corp.	8	1024
Union Tool Co.	2	74
United Group Ltd.	7	139

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
United Technologies Corp.	29	2221
URS Corp. (b)	23	1422
Ushio Inc.	6	123
UTi Worldwide Inc.	10	255
Vallourec.	1	290
Varian Inc.	12	887
Venture Corp Ltd.	11	106
Vestas Wind Systems A/S. (b)	3	268
Vishay Intertechnology Inc.	31	390
Wabtec Corp.	18	676
Wartsila Oyj.	2	163
Washington Group International. (b)	11	1071
Waste Connections Inc.	28	947
Waste Management Inc.	15	546
Waters Corp.	16	1232
Weir Group Plc (The).	7	129
Werner Enterprises Inc.	32	609
Wesfarmers Ltd.	13	532
Wienerberger AG.	2	125
WorleyParsons Ltd.	6	268
Worthington Industries Inc.	37	925
Yamatake Corp.	4	124
Yamato Holdings Co Ltd.	15	220
Yaskawa Electric Corp.	9	120
YIT OYJ.	3	92
Yokogawa Electric Corp.	8	100
YRC Worldwide Inc. (b)	31	762
Zardoya Otis SA.	3	101
Zebra Technologies Corp.	9	352
		198,782

TECHNOLOGY (2.1%)
ACI Worldwide Inc.	36	823
Actel Corp.	19	216
Activision Inc.	49	1159
Adobe Systems Inc. (b)	23	1102
Advanced Micro Devices Inc. (b)	90	1177
Advent Software Inc.	12	664
Affiliated Computer Services I.	14	709
Agilysys Inc.	14	242
Altera Corp.	55	1079
Amkor Technology Inc.	55	623
Analog Devices Inc.	13	435
Ansys Inc.	30	1164
Apple Inc. (b)	31	5888
Applied Materials Inc.	55	1068
ARM Holdings Plc.	36	111
ASM Pacific Technology.	12	94
ASML Holding NV.	6	209
Asyst Technologies Inc.	29	139
ATMI Inc.	11	354
Atos Origin SA. (b)	2	122
Autodesk Inc. (b)	36	1760
Automatic Data Processing Inc.	21	1041
Autonomy Corp PLC.	6	123
Avid Technology Inc.	15	441
Axcelis Technologies Inc.	66	310
BEA Systems Inc.	71	1200
BMC Software Inc.	31	1049
Borland Software Corp.	56	245
Broadcom Corp.	18	586
Brocade Communications Systems.	363	3452
Brooks Automation Inc.	64	831
Business Objects SA. (b)	2	120
CA Inc.	20	529

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Cabot Microelectronics Corp.	8	317
CACI International Inc.	12	646
Canon Inc.	41	2043
Cap Gemini SA.	2	127
Cerner Corp.	10	596
CGI Group Inc.	11	125
Ciber Inc.	40	312
Citrix Systems Inc.	28	1204
Cognizant Technology Solutions.	44	1824
Cognos Inc.	3	151
Computer Sciences Corp. (b)	34	1985
Computershare Ltd.	16	127
Compuware Corp.	59	590
Conexant Systems Inc.	258	330
CSG Systems International Inc.	24	493
CSK Holdings Corp.	3	117
CSR PLC.	7	94
Dassault Systemes SA.	2	125
Dell Inc.	85	2601
DSP Group Inc.	19	300
DST Systems Inc.	8	678
Dun & Bradstreet Corp.	9	872
Electronic Arts Inc.	12	733
Electronics for Imaging.	34	775
EMC Corp/Massachusetts. (b)	89	2260
Emulex Corp.	46	996
Entegris Inc.	78	712
Factset Research Systems Inc.	7	494
Fidelity National Information.	30	1384
Fiserv Inc.	26	1440
Formfactor Inc.	17	665
Fujitsu Ltd.	68	530
Global Payments Inc.	12	571
Hewlett-Packard Co.	111	5736
Hutchinson Technology Inc.	14	332
IBM.	36	4180
IKON Office Solutions Inc.	58	766
Imation Corp.	18	401
Indra Sistemas SA.	4	116
Infineon Technologies AG. (b)	12	176
Informatica Corp.	32	547
Intel Corp.	248	6671
International Rectifier Corp.	9	300
Intersil Corp.	25	759
Intuit Inc.	48	1544
Itochu Techno-Solutions Corp.	3	106
Jack Henry & Associates Inc.	50	1461
Kla-Tencor Corp.	7	369
Konami Corp.	5	147
Kulicke & Soffa Industries Inc. (b)	41	310
Lam Research Corp.	18	904
Lattice Semiconductor Corp.	70	293
Lenovo Group Ltd.	162	182
Linear Technology Corp.	10	330
LogicaCMG PLC.	34	115
Logitech International SA. (b)	4	139
Marvell Technology Group Ltd.	17	307
Mastercard Inc.	10	1896
Maxim Integrated Products Inc.	13	352
MEMC Electronic Materials Inc.	10	732
Micrel Inc.	38	344
Micros Systems Inc.	15	1077
Microsemi Corp. (b)	25	665
Microsoft Corp.	354	13031
Misys PLC.	22	111

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
National Semiconductor Corp.	37	930
NAVTEQ Corp.	15	1158
NCR Corp.	28	773
Neopost SA.	1	116
Network Appliance Inc.	13	409
Nomura Research Institute Ltd.	5	176
Novell Inc.	62	469
Novellus Systems Inc.	21	597
Nvidia Corp.	26	920
ON Semiconductor Corp.	39	398
Oracle Corp Japan.	2	92
Oracle Corp.	167	3702
Otsuka Corp.	1	95
Palm Inc.	64	577
Parametric Technology Corp.	68	1299
Paychex Inc.	13	543
Perot Systems Corp.	47	686
Photronics Inc.	26	284
Pitney Bowes Inc.	7	280
PMC - Sierra Inc.	126	1135
QLogic Corp.	33	512
Quantum Corp.	115	460
Rambus Inc.	16	317
Red Hat Inc.	30	648
Research In Motion Ltd.	6	748
Ricoh Co Ltd.	24	469
Rohm Co Ltd.	4	348
Sage Group PLC.	23	116
Salesforce.com Inc.	19	1071
SanDisk Corp.	9	400
Sanken Electric Co Ltd.	14	79
SAP AG.	14	761
SEI Investments Co.	22	696
Seiko Epson Corp.	5	117
Semiconductor Manufacturing In.	834	95
Semtech Corp.	39	667
Shinko Electric Industries Co.	4	91
Silicon Laboratories Inc.	21	918
Silicon Storage Technology Inc.	36	120
Skyworks Solutions Inc. (b)	85	784
Software AG.	1	94
Square Enix Co Ltd.	4	131
SRA International Inc.	16	439
STMicroelectronics NV.	10	171
Sun Microsystems Inc.	107	611
Sybase Inc.	54	1544
Synopsys Inc.	26	735
Take-Two Interactive Software.	32	601
TDK Corp.	4	326
Teradata Corp.	59	1683
Teradyne Inc.	40	494
Tessera Technologies Inc.	18	687
Texas Instruments Inc.	61	1989
THQ Inc.	25	677
Tietoenator Oyj.	4	98
Tokyo Electron Ltd.	5	291
Trident Microsystems Inc.	22	166
TriQuint Semiconductor Inc.	100	627
Unisys Corp. (b)	64	389
Varian Semiconductor Equipment.	28	1289
VeriFone Holdings Inc.	10	494
Western Digital Corp.	49	1270
Wincor Nixdorf AG.	1	99
Wind River Systems Inc.	50	626
Xerox Corp.	42	732
Xilinx Inc.	66	1610
		141,610

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
UTILITIES (1.1%)
AEM SpA.	32	135
AES Corp/The. (b)	26	557
AGL Energy Ltd.	14	157
AGL Resources Inc.	46	1818
Algonquin Power Income Fund.	4	37
Allegheny Energy Inc.	25	1517
Allete Inc.	15	655
Alliant Energy Corp.	21	840
Ameren Corp.	40	2162
American Electric Power Co Inc.	12	579
Aqua America Inc.	22	512
Aquila Inc. (b)	242	1012
Atco Ltd.	2	134
Atmos Energy Corp.	50	1403
Avista Corp.	28	617
Babcock & Brown Infrastructure.	75	114
Black Hills Corp.	20	888
British Energy Group PLC.	16	177
Canadian Utilities Ltd.	2	115
Centerpoint Energy Inc.	52	872
Centrica PLC.	57	437
China Resources Power Holdings.	42	155
Chubu Electric Power Co Inc.	24	613
Chugoku Electric Power Co Inc/.	10	196
Cleco Corp.	32	843
CLP Holdings Ltd.	54	363
CMS Energy Corp.	41	696
Consolidated Edison Inc.	9	424
Contact Energy Ltd.	15	105
Dominion Resources Inc/VA.	7	641
DPL Inc.	23	668
DTE Energy Co.	33	1637
Duke Energy Corp.	37	709
Dynegy Inc. (b)	74	682
E.ON AG.	11	2152
Edison International.	9	523
El Paso Electric Co.	24	584
Electric Power Development Co.	5	198
Electricite de France.	4	480
Enagas.	5	142
Endesa SA.	7	365
Enel SpA.	65	778
Energias de Portugal SA.	35	225
Energy East Corp.	29	809
Entergy Corp.	6	719
Exelon Corp.	20	1656
FirstEnergy Corp.	9	627
Fortis Inc.	4	120
Fortum Oyj.	7	303
FPL Group Inc.	11	753
Gas Natural SDG SA.	2	123
Gaz de France SA.	3	170
Great Plains Energy Inc.	18	537
Hawaiian Electric Industries I.	48	1114
Hokkaido Electric Power Co Inc.	7	150
Hokuriku Electric Power Co.	7	146
Hong Kong & China Gas Co.	120	321
HongKong Electric Holdings.	43	220
Iberdrola SA.	60	965
Idacorp Inc.	23	802
Integrys Energy Group Inc.	14	753

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
International Power PLC.	23	234
Kansai Electric Power Co Inc/T.	28	629
Kyushu Electric Power Co Inc.	15	365
MDU Resources Group Inc.	31	873
National Grid PLC.	42	700
Nicor Inc.	8	346
NiSource Inc.	50	1022
Northeast Utilities.	28	863
Northumbrian Water Group PLC.	18	123
Northwest Natural Gas Co.	14	674
NorthWestern Corp.	24	662
NRG Energy Inc.	41	1872
NSTAR.	20	703
OGE Energy Corp.	17	651
Osaka Gas Co Ltd.	70	271
Pennon Group PLC.	9	117
Pepco Holdings Inc.	41	1168
PG&E Corp.	10	489
Piedmont Natural Gas Co.	39	996
Pinnacle West Capital Corp.	18	727
PNM Resources Inc.	37	925
PPL Corp.	11	569
Progress Energy Inc.	8	384
Public Power Corp SA.	4	162
Public Service Enterprise Grou.	9	860
Puget Energy Inc.	21	593
Red Electrica de Espana.	2	112
Reliant Energy Inc.	62	1706
RWE AG.	8	1075
SCANA Corp.	19	771
Scottish & Southern Energy PLC.	13	421
Sempra Energy.	7	430
Severn Trent PLC.	4	121
Shikoku Electric Power Co Inc.	8	200
Sierra Pacific Resources.	40	675
Snam Rete Gas SpA.	19	123
Sociedad General de Aguas de B.	3	120
Southern Co.	20	733
Southwest Gas Corp.	22	655
Suez SA.	18	1170
TECO Energy Inc.	38	640
Terna Rete Elettrica Nazionale.	32	125
Toho Gas Co Ltd.	23	119
Tohoku Electric Power Co Inc.	17	358
Tokyo Electric Power Co Inc/Th.	45	1139
Tokyo Gas Co Ltd.	79	350
TransAlta Corp.	4	144
TrustPower Ltd.	17	122
UGI Corp.	62	1650
Union Fenosa SA.	2	133
Unisource Energy Corp.	22	698
United Utilities PLC.	14	212
Vectren Corp.	45	1262
Veolia Environnement.	6	536
Verbund.	2	132
Westar Energy Inc.	55	1464
WGL Holdings Inc.	26	882
Wisconsin Energy Corp.	21	1005
Xcel Energy Inc.	82	1849
		76,315

Total Common Stock (Cost $ 1,453,673)		1,551,213

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
CORPORATE BONDS (17.1%)
BASIC MATERIALS (1.8%)
E.I. Du Pont De Nemours, 4.88%, 4/30/2014	95,000	92,352
Eastman Chemical, 7.60%, 2/1/2027	25,000	27,553
		119,905

COMMUNICATIONS (3.1%)
Comcast Corp., 6.50%, 11/15/2035	95,000	96,377
Verizon Communications, 7.25%, 12/1/2010	101,000	107,751
		204,128

CONSUMER GOODS (1.4%)
Bottling Group Llc., 4.63%, 11/15/2012	5,000	4,922
Kimberly-Clark Corp., 5.00%, 8/15/2013	20,000	19,797
Kohls Corporation, 6.00%, 1/15/2033	46,000	41,587
Procter & Gamble Co., 4.95%, 8/15/2014	14,000	13,885
Target Corp., 5.88%, 3/1/2012	10,000	10,300
		90,491

FINANCIAL (7.3%)
Allstate Corp., 7.20%, 12/1/2009	10,000	10,446
American General Finance, 5.38%, 10/1/2012	38,000	37,611
Citigroup Inc., 6.63%, 1/15/2028	23,000	24,103
Countrywide Financial Corp., 6.25%, 5/15/2016	75,000	59,693
Credit Suisse (USA) Inc., 6.13%, 11/15/2011	30,000	31,021
Goldman Sachs Group Inc., 5.95%, 1/15/2027	49,000	45,556
Lehman Brothers Holdings, 6.63%, 1/18/2012	13,000	13,412
Merrill Lynch & Co., 6.05%, 5/16/2016	55,000	54,530
Morgan Stanley, 6.75%, 4/15/2011	27,000	28,214
National Rural Utilities, 7.25%, 3/1/2012	72,000	77,175
US Bank NA., 6.38%, 8/1/2011	13,000	13,548
W.R. Berkley Corporation, 6.15%, 8/15/2019	45,000	44,797
Wachovia Bank NA., 7.80%, 8/18/2010	22,000	23,579
Wells Fargo & Co., 4.63%, 8/9/2010	24,000	23,768
		487,453

INDUSTRIAL (2.2%)
Boeing Co., 6.13%, 2/15/2033	11,000	11,366
General Electric Company, 5.00%, 2/1/2013	30,000	29,762
Norfolk Southern Corp., 6.20%, 4/15/2009	36,000	36,524
Union Pacific Corp., 4.88%, 1/15/2015	70,000	66,873
		144,525

TECHNOLOGY (0.2%)
IBM Corp., 8.38%, 11/1/2019	10,000	12,320
		12,320

UTILITIES (1.1%)
Florida Power & Light, 5.95%, 10/1/2033	75,000	74,916
		74,916

Total Corporate Bonds (Cost $ 1,140,081)		1,133,738

U.S. Government Agency Pass-Through Securities (18.70%)
FREDDIE MAC (1.5%)
4.41%, 10/1/2035, Pool #836206	8,063	7,984
4.50%, 1/1/2019, Pool #735057	2,401	2,329
4.50%, 9/1/2020, Pool #839289	2,499	2,419
5.00%, 1/1/2019, Pool #255077	7,131	7,021
5.00%, 12/1/2019, Pool #745369	20,775	20,524
5.00%, 5/1/2018, Pool #703444	1,501	1,483
5.00%, 5/1/2034, Pool #768230	61,574	60,623
		102,383

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
FANNIE MAE (15.3%)
5.00%, 6/1/2020, Pool #839333	34,672	33,278
5.00%, 7/1/2034, Pool #255268	4,884	4,687
5.00%, 8/1/2033, Pool #713679	179,548	172,754
5.50%, 1/1/2035, Pool #808374	1,377	1,385
5.50%, 12/1/2020, Pool #850811	21,050	21,086
5.50%, 2/1/2033, Pool #652693	101,308	101,484
5.50%, 3/1/2020, Pool #735405	108,180	106,605
5.50%, 8/1/2017, Pool #826283	25,109	24,743
6.00%, 10/1/2032, Pool #667994	89,182	90,859
6.00%, 4/1/2035, Pool #735503	5,529	5,595
6.00%, 6/1/2017, Pool #555004	2,715	2,735
6.00%, 8/1/2034, Pool #725690	257,400	259,313
6.00%, 9/1/2033, Pool #736937	2,143	2,166
7.00%, 4/1/2034, Pool #780703	3,150	3,282
4.00%, 6/1/2018, Pool #E01401	4,005	3,799
4.50%, 1/1/2019, Pool #B11878	6,212	6,024
5.00%, 8/1/2033, Pool #A12886	3,496	3,364
5.50%, 10/1/2034, Pool #A27526	6,426	6,344
5.50%, 10/1/2035, Pool #A39170	5,754	5,680
5.50%, 8/1/2033, Pool #A11851	93,794	92,441
6.50%, 12/1/2033, Pool #A16523	68,903	70,899
		1,018,523

GNMA (1.8%)
5.50%, 4/15/2033, Pool #603566	1,879	1,870
5.50%, 4/15/2034, Pool #626116	1,256	1,249
6.00%, 2/15/2032, Pool #569704	117,548	119,304
		122,423

Total U.S. Government Agency Pass-Through Securities (Cost $ 1,231,439)		1,243,329

U.S. Government Agency Securities (3.5%)
FANNIE MAE (0.6%)
4.50%, 10/15/2008, (Fannie Mae)	20,000	20,062
6.63%, 9/15/2009, (Fannie Mae)	20,000	20,813
		40,875

FREDDIE MAC (1.5%)
4.63%, 12/19/2008, (Freddie Mac)	15,000	15,027
4.75%, 1/18/2011, (Freddie Mac)	15,000	15,143
4.75%, 1/19/2016, (Freddie Mac)	70,000	69,557
		99,727

FEDERAL HOME LOAN BANK (1.4%)
4.63%, 11/21/2008, (Federal Home Loan Bank)	90,000	90,140
		90,140

Total U.S. Government Agency Securities (Cost $ 229,041)		230,742

U.S. Treasury Obligations (11.9%)
U.S. TREASURY BONDS (3.0%)
5.25%, 11/15/2028	133,000	141,084
6.00%, 2/15/2026	50,000	57,250
		198,334

U.S. TREASURY NOTES (8.9%)
4.00%, 4/15/2010	240,000	240,375
4.00%, 6/15/2009	7,000	7,005
4.25%, 8/15/2015	95,000	94,288
4.88%, 2/15/2012	31,000	31,974
5.00%, 2/15/2011	18,000	18,585
5.63%, 5/15/2008	196,000	197,516
		589,743

Total U.S. Treasury Obligations (Cost $ 774,284)		788,077

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2010 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Foreign Government Agency Securities (18.0%)
BELGIUM (0.8%)
Belgian Government Bond, 5.50%, 9/28/2017	34,000	53,629
		53,629

SPAIN (0.9%)
Bonos Y Obligación Del Estado (Spanish Government Bond), 5.50%, 7/30/2017	38,000	59,934
		59,934

GERMANY (2.5%)
Bundesobligation (German Government Bond), 4.00%, 4/13/2012	114,000	164,116
		164,116

ITALY (2.3%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/01/2017	99,000	152,093
		152,093

FRANCE (2.0%)
France O.A.T (French Government Bond), 3.75%, 4/25/2017	94,000	130,092
		130,092

JAPAN (7.4%)
Japan Government Bond, 1.50%, 6/20/2012	55,500,000	490,445
		490,445

NETHERLANDS (0.8%)
Netherlands Government Bond, 4.00%, 7/15/2016	38,000	53,859
		53,859

UNITED KINGDOM (1.4%)
United Kingdom Treasury Bond, 4.00%, 9/07/2016	48,000	93,248
		93,248

Total Foreign Government Agency Securities (Cost $ 1,134,189)		1,197,416

Investment Companies (6.5%)
American Beacon Money Market Fund	133,759	133,759
BLDRS Emerging Markets 50 ADR Equity Fund	687	41,199
Dreyfus Cash Management Plus	86,312	86,312
IShares MSCI Emerging Markets Equity Fund	777	129,767
Vanguard Emerging Markets Equity Fund	333	38,901
		429,938

Total Investment Companies (Cost $ 383,058)		429,938

Total Investments (Cost $ 6,345,765) (a) – 98.9%		6,574,453

Other assets in excess of liabilities – 1.1%		74,991

NET ASSETS – 100.00%		6,649,444

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities
(b)	Non-income producing security.

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
COMMON STOCKS (38.0%)
BASIC MATERIALS (2.3%)
Acerinox SA.	15	442
ADEKA Corp.	38	378
Agnico-Eagle Mines Ltd.	9	514
Agrium Inc.	9	572
Air Products & Chemicals Inc.	21	2,055
Air Water Inc.	32	359
Airgas Inc.	98	4,946
AK Steel Holding Corp. (b)	143	7,169
Akzo Nobel NV.	15	1,206
Albemarle Corp.	41	1,958
Alcan Inc.	19	1,910
Alcoa Inc.	89	3,524
Allegheny Technologies Inc.	51	5,211
Alumina Ltd.	138	857
Antofagasta PLC.	26	453
Arcelormittal.	42	3,370
Arkema.	6	408
Asahi Kasei Corp.	165	1,253
Ashland Inc.	35	2,055
Barrick Gold Corp.	47	2,089
BASF AG.	27	3,745
Bayer AG.	42	3,501
BHP Billiton Ltd.	396	17,004
BHP Billiton PLC.	130	4,950
BlueScope Steel Ltd.	86	849
Cabot Corp.	36	1,260
Cameco Corp.	18	887
Carpenter Technology Corp.	36	5,217
Celanese Corp.	100	4,196
Chemtura Corp.	150	1,398
Ciba Specialty Chemicals AG.	6	298
Clariant AG.	25	319
Cleveland-Cliffs Inc.	54	5,165
Cytec Industries Inc.	55	3,669
Daicel Chemical Industries Ltd.	58	424
Daido Steel Co Ltd.	53	358
Dainippon Ink and Chemicals In.	99	471
Denki Kagaku Kogyo K K.	77	450
Domtar Corp. (b)	373	3,200
Dow Chemical Co/The.	98	4,414
DOWA HOLDINGS CO LTD.	36	416
Eastman Chemical Co.	59	3,929
Ecolab Inc.	95	4,481
EI Du Pont de Nemours & Co.	94	4,654
Energy Resources of Australia.	22	443
Ferro Corp.	99	2,051
First Quantum Minerals Ltd.	4	431
FMC Corp.	94	5,405
FNX Mining Co Inc.	13	525
Fortescue Metals Group Ltd.	14	652
Georgia Gulf Corp.	67	811
Goldcorp Inc.	39	1,372
Harry Winston Diamond Corp.	10	440
HB Fuller Co.	130	3,826
Hercules Inc.	249	4,684
Hitachi Chemical Co Ltd.	18	438
Hitachi Metals Ltd.	32	412
Hokuetsu Paper Mills Ltd.	74	350
Holmen AB.	9	354
HudBay Minerals Inc.	16	461
Huntsman Corp.	68	1,792

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Iamgold Corp.	47	412
Iluka Resources Ltd.	76	309
Imperial Chemical Industries P.	62	850
Inmet Mining Corp.	4	428
International Flavors & Fragra.	52	2,715
International Paper Co.	45	1,663
Ivanhoe Mines Ltd/CA.	27	371
JFE Holdings Inc.	72	4,175
Johnson Matthey PLC.	12	445
JSR Corp.	25	644
Jubilee Mines NL.	29	635
K+S AG.	3	627
Kagara Zinc Ltd.	69	427
Kaneka Corp.	47	415
Kansai Paint Co Ltd.	45	337
Kazakhmys PLC.	15	460
Kingboard Chemical Holdings Lt.	70	456
Kinross Gold Corp.	32	633
Kobe Steel Ltd.	367	1,307
Koninklijke DSM NV.	11	624
Lanxess AG.	7	347
Lee & Man Paper Manufacturing.	90	357
Lihir Gold Ltd. (b)	215	827
Linde AG.	7	886
Lonmin Plc.	5	357
Lonza Group AG.	4	466
Louisiana-Pacific Corp.	88	1,448
Lubrizol Corp.	44	2,987
Lundin Mining Corp.	30	406
MeadWestvaco Corp.	129	4,340
Meridian Gold Inc.	81	3,318
Minara Resources Ltd.	71	430
Minerals Technologies Inc.	24	1,685
Mitsubishi Chemical Holdings C.	162	1,330
Mitsubishi Gas Chemical Co Inc.	55	544
Mitsubishi Materials Corp.	148	856
Mitsui Chemicals Inc.	93	865
Mitsui Mining & Smelting Co Lt.	80	334
Monsanto Co.	78	7,615
Neenah Paper Inc.	17	578
Newcrest Mining Ltd.	39	1,177
Newmont Mining Corp of Canada.	9	458
Newmont Mining Corp.	57	2,899
Nihon Parkerizing Co Ltd.	22	233
Nine Dragons Paper Holdings Lt.	137	367
Nippon Kayaku Co Ltd.	44	353
Nippon Light Metal Co Ltd.	149	305
Nippon Paint Co Ltd.	77	426
Nippon Shokubai Co Ltd.	44	432
Nippon Steel Corp.	785	5,164
Nippon Yakin Kogyo Co Ltd.	33	311
Nissan Chemical Industries Ltd.	31	424
Nisshin Steel Co Ltd.	100	380
Nitto Denko Corp.	19	921
Norske Skogindustrier ASA.	28	308
Nova Chemicals Corp.	10	363
Nufarm Ltd.	35	509
OJI Paper Co Ltd.	119	543
Olin Corp.	140	3,189
OneSteel Ltd.	135	865
Orica Ltd.	37	1,065
OSAKA Titanium Technologies Co.	4	346
Outokumpu OYJ.	12	448
Oxiana Ltd.	180	704
Pacific Metals Co Ltd.	22	273
Paladin Energy Ltd.	63	481
PaperlinX Ltd.	141	362
Plum Creek Timber Co Inc.	123	5,494
Potash Corp of Saskatchewan.	16	1,992
PPG Industries Inc.	19	1,420

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Praxair Inc.	49	4,189
Rautaruukki OYJ.	6	343
Rayonier Inc.	49	2,366
Reliance Steel & Aluminum Co.	39	2,276
Rengo Co Ltd.	70	502
Rio Tinto Ltd.	39	3,996
Rio Tinto PLC.	55	5,136
Rohm & Haas Co.	110	5,707
RPM International Inc.	261	5,593
RTI International Metals Inc. (b)	30	2,345
Salzgitter AG.	2	393
Schulman A Inc.	54	1,275
Sensient Technologies Corp.	94	2,810
SGL Carbon AG. (b)	7	411
Shin-Etsu Chemical Co Ltd.	48	3,054
Showa Denko KK.	139	541
Sigma-Aldrich Corp.	60	3,100
Silver Standard Resources Inc.	11	471
Smurfit-Stone Container Corp.	159	1,925
Solvay SA.	3	456
Southern Copper Corp.	6	838
Ssab Svenskt Stal AB.	11	357
Steel Dynamics Inc.	58	3,087
Stillwater Mining Co.	85	946
Stora Enso Oyj.	31	568
Sumitomo Bakelite Co Ltd.	54	328
Sumitomo Chemical Co Ltd.	195	1,722
Sumitomo Forestry Co Ltd.	42	312
Sumitomo Metal Industries Ltd.	519	2,533
Sumitomo Metal Mining Co Ltd.	68	1,497
Syngenta AG.	5	1,201
Taiyo Nippon Sanso Corp.	45	399
Teck Cominco Ltd.	23	1,152
Temple-Inland Inc.	49	2,630
ThyssenKrupp AG.	21	1,395
Titanium Metals Corp.	42	1,478
Toho Titanium Co Ltd.	10	361
Tokai Carbon Co Ltd.	35	434
Tokuyama Corp.	30	415
Tokyo Steel Manufacturing Co L.	24	330
Tosoh Corp.	71	450
Ube Industries Ltd/Japan.	128	456
Umicore.	2	498
United States Steel Corp.	79	8,524
UPM-Kymmene Oyj.	29	649
Uranium One Inc.	33	366
USEC Inc. (b)	111	977
Valspar Corp.	202	5,056
Vedanta Resources PLC.	11	503
Voestalpine AG.	6	539
Vulcan Materials Co.	44	3,762
Wacker Chemie AG.	2	487
Wausau Paper Corp.	99	991
Weyerhaeuser Co.	22	1,670
Xstrata PLC.	34	2,437
Yamana Gold Inc.	35	528
Yamato Kogyo Co Ltd.	8	369
Yara International ASA.	14	542
Zeon Corp.	37	346
Zinifex Ltd.	58	900
		319,476

COMMUNICATIONS (3.7%)
3Com Corp.	251	1,225
Adaptec Inc.	228	805
Akamai Technologies Inc.	87	3,410
Alcatel-Lucent.	127	1,232
Alltel Corp.	35	2,490
Amazon.Com Inc.	46	4,101
American Tower Corp. (b)	56	2,474

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Andrew Corp.	99	1,451
Anixter International Inc. (b)	41	2,946
APN News & Media Ltd.	79	394
Ariba Inc.	156	2,019
Asatsu-DK Inc.	12	400
AT&T Inc.	579	24,196
BCE Inc.	45	1,965
Belgacom SA.	9	430
Belo Corp.	53	981
Black Box Corp.	33	1,319
British Sky Broadcasting Group.	59	835
BT Group PLC.	475	3,220
Cable & Wireless PLC.	135	547
Cablevision Systems Corp. (b)	119	3,490
CBS Corp.	64	1,837
C-COR Inc.	91	1,116
CenturyTel Inc.	77	3,392
Charter Communications Inc.	492	1,018
Check Point Software Technolog.	128	3,233
Checkfree Corp.	39	1,854
China Mobile Ltd.	492	9,967
China Netcom Group Corp Hong K.	230	700
China Unicom Ltd.	705	1,694
Ciena Corp.	110	5,265
Cincinnati Bell Inc. (b)	448	2,428
Cisco Systems Inc.	878	29,027
Citizens Communications Co.	219	2,882
Clear Channel Communications I.	40	1,511
CNET Networks Inc.	269	2,174
Comcast Corp. (b)	421	8,836
CommScope Inc.	79	3,726
Corning Inc.	240	5,825
Cosmote Mobile Telecommunicati.	13	448
Crown Castle International Cor.	154	6,325
CTC Media Inc.	16	401
Daily Mail & General Trust.	26	331
Deutsche Telekom AG.	165	3,384
Digital River Inc.	54	2,865
DIRECTV Group Inc/The. (b)	113	2,992
Discovery Holding Co.	234	6,671
Earthlink Inc.	225	1,780
eBay Inc.	168	6,065
EchoStar Communications Corp. (b)	109	5,337
Elisa OYJ.	14	415
Emap PLC.	23	419
Embarq Corp.	108	5,715
Eniro AB.	31	397
Entercom Communications Corp.	55	1,020
Equinix Inc.	43	5,016
Ericsson.	815	2,438
Expedia Inc.	159	5,193
Extreme Networks.	218	955
F5 Networks Inc.	117	4,216
Fairfax Media Ltd.	157	693
Foxconn International Holdings.	221	610
France Telecom SA.	97	3,577
Gannett Co Inc.	21	891
Gestevision Telecinco SA.	14	402
GN Store Nord.	32	341
Google Inc.	33	23,331
Hakuhodo DY Holdings Inc.	6	434
Harmonic Inc.	160	1,971
Harris Corp.	71	4,300
Harte-Hanks Inc.	94	1,657
Hellenic Telecommunications Or.	17	622
HLTH Corp.	117	1,651
Hutchison Telecommunications I.	310	440
Idearc Inc.	92	2,482
IDT Corp.	128	1,028
Informa PLC.	36	401

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Infospace Inc.	53	1,024
Inmarsat PLC.	46	491
InterDigital Inc.	55	1,182
Interpublic Group of Cos Inc. (b)	300	3,105
Interwoven Inc.	76	1,078
ITV PLC.	186	383
j2 Global Communications Inc.	64	2,156
JC Decaux SA.	12	442
JDS Uniphase Corp.	112	1,709
John Wiley & Sons Inc.	61	2,683
Juniper Networks Inc.	76	2,736
Lagardere SCA.	7	591
Lamar Advertising Co.	37	1,978
Leap Wireless International In.	26	1,854
Lee Enterprises Inc.	72	1,156
Liberty Global Inc.	291	10,982
Liberty Media Corp - Capital.	18	2,250
Liberty Media Corp - Interacti.	84	1,783
Manitoba Telecom Services Inc.	9	448
Matsui Securities Co Ltd.	46	361
McClatchy Co.	123	2,041
McGraw-Hill Cos Inc/The.	46	2,302
Media General Inc.	38	1,063
Mediaset SpA.	40	414
Meredith Corp.	49	3,050
Mobistar SA.	5	452
Modern Times Group AB.	6	422
Motorola Inc.	334	6,276
MRV Communications Inc.	236	670
NetFlix Inc.	70	1,853
NeuStar Inc.	39	1,334
New York Times Co/The.	90	1,760
News Corp.	326	7,138
NII Holdings Inc.	89	5,162
Nokia OYJ.	216	8,556
NTT DoCoMo Inc.	2	2,878
NutriSystem Inc.	42	1,264
Oki Electric Industry Co Ltd.	201	340
Openwave Systems Inc.	164	649
PagesJaunes Groupe SA.	19	419
PCCW Ltd.	625	402
Pearson PLC.	44	730
Plantronics Inc.	103	2,817
Polycom Inc.	59	1,651
Portugal Telecom SGPS SA.	51	683
priceline.com Inc.	44	4,096
ProSiebenSat.1 Media AG.	11	324
PT Multimedia Servicos de Tele.	9	122
Publicis Groupe.	9	365
Publishing & Broadcasting Ltd.	51	989
Qualcomm Inc.	241	10,298
Qwest Communications Internati. (b)	209	1,501
Radio One Inc.	220	768
Rakuten Inc.	1	485
RCN Corp.	63	920
RealNetworks Inc.	251	1,822
Reed Elsevier NV.	34	657
Reed Elsevier PLC.	70	914
Reuters Group PLC.	69	947
RF Micro Devices Inc.	416	2,588
RH Donnelley Corp. (b)	37	2,029
Rogers Communications Inc.	26	1,325
Royal KPN NV.	100	1,886
RTL Group SA.	3	304
S1 Corp.	108	909
Sanoma-WSOY Oyj.	12	346
SAVVIS Inc.	37	1,398
SBA Communications Corp.	126	4,486
SBI Holdings Inc/Japan.	1	313
Scholastic Corp.	66	2,612

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Seat Pagine Gialle SpA.	692	402
Seek Ltd.	54	467
SES.	20	494
Seven Network Ltd.	40	509
Shaw Communications Inc.	21	586
Sinclair Broadcast Group Inc.	104	1,252
Singapore Press Holdings Ltd.	186	589
SingTel.	625	1,763
Societe Television Francaise 1.	11	304
Softbank Corp.	85	1,967
SonicWALL Inc.	124	1,282
Southern Cross Broadcasting Au.	26	422
Sprint Nextel Corp.	262	4,480
Swisscom AG.	1	370
Sycamore Networks Inc.	435	1,857
Symantec Corp.	124	2,329
Tandberg ASA.	17	432
Tekelec.	121	1,597
Tele2 AB.	22	518
Telecom Corp of New Zealand Lt.	208	696
Telecom Italia SpA.	934	2,748
Telefonica SA.	237	7,823
Telekom Austria AG.	18	516
Telenor ASA.	43	1,010
Teleperformance.	9	358
Telephone & Data Systems Inc.	52	3,527
Television Broadcasts Ltd.	56	361
TeliaSonera AB.	101	994
Tellabs Inc.	254	2,238
Telstra Corp Ltd.	427	1,861
TELUS Corp.	19	1,132
Tencent Holdings Ltd.	87	738
Thomson Corp/The.	10	472
TIBCO Software Inc.	383	3,516
Time Warner Inc.	535	9,769
Time Warner Telecom Inc.	73	1,697
Tokyo Broadcasting System Inc.	14	371
Trend Micro Inc.	13	576
Tribune Co.	59	1,785
Trinity Mirror Plc.	37	309
United Internet AG.	22	481
United Online Inc.	121	2,130
US Cellular Corp.	7	659
Valueclick Inc.	129	3,508
Valuevision Media Inc.	94	486
Verizon Communications Inc.	282	12,992
Viacom Inc.	91	3,757
Vignette Corp.	52	896
Virgin Media Inc.	143	3,162
Vivendi.	64	2,881
Vodafone Group PLC.	2,903	11,410
VTech Holdings Ltd.	43	364
Walt Disney Co/The.	263	9,108
Washington Post Co/The.	3	2,547
Websense Inc.	57	1,049
West Australian Newspapers Hol.	32	415
Westwood One Inc.	208	445
Windstream Corp.	336	4,519
Wolters Kluwer NV.	17	533
WPP Group PLC.	67	915
XM Satellite Radio Holdings In.	163	2,165
Yahoo! Inc.	196	6,096
Yahoo! Japan Corp.	2	886
Yell Group PLC.	43	407
Yellow Pages Income Fund.	31	469
		525,147

CONSUMER GOODS (0.5%)
PepsiCo Inc.	233	17,177
Procter & Gamble Co.	450	31,284
Toyota Motor Corp.	357	20,329
		68,790

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
CONSUMER, CYCLICAL (4.0%)
99 Cents Only Stores.	138	1,484
Abercrombie & Fitch Co.	47	3,722
Accor SA.	11	1,049
Adidas AG.	11	731
Aeon Co Ltd.	94	1,470
Aeropostale Inc.	100	2,290
Air France-KLM.	11	418
Aisin Seiki Co Ltd.	25	1,018
Alaska Air Group Inc. (b)	79	2,007
Alimentation Couche Tard Inc.	20	435
All Nippon Airways Co Ltd.	102	392
American Axle & Manufacturing.	81	2,224
AMR Corp. (b)	163	3,912
Aoyama Trading Co Ltd.	13	337
Applebees International Inc.	159	4,029
Arcandor AG. (b)	13	417
Aristocrat Leisure Ltd.	55	533
ArvinMeritor Inc.	156	2,313
Asics Corp.	28	443
Autogrill SpA.	18	360
AutoNation Inc.	96	1,698
Autozone Inc.	26	3,235
Barratt Developments PLC.	20	271
Bayerische Motoren Werke AG.	26	1,652
Beazer Homes USA Inc.	65	730
Bed Bath & Beyond Inc.	39	1,324
Bellway PLC.	15	335
Berkeley Group Holdings PLC.	12	425
Best Buy Co Inc.	52	2,523
Big Lots Inc. (b)	53	1,271
Billabong International Ltd.	28	392
BJ's Wholesale Club Inc.	41	1,471
Blockbuster Inc. (b)	233	1,226
Bob Evans Farms Inc.	67	1,888
Borders Group Inc.	108	1,665
BorgWarner Inc.	29	3,066
Bosch Corp.	74	384
Boyd Gaming Corp.	38	1,589
Bridgestone Corp.	84	1,846
Brightpoint Inc.	98	1,588
Brinker International Inc.	68	1,727
British Airways PLC. (b)	48	444
Brunswick Corp/DE.	57	1,272
Bulgari SpA.	26	407
Burberry Group PLC.	30	384
Callaway Golf Co.	123	2,130
Canadian Tire Corp Ltd.	5	460
Canon Marketing Japan Inc.	21	410
Carmax Inc.	115	2,400
Carnival Corp.	43	2,063
Carnival PLC.	9	420
Carphone Warehouse Group PLC.	53	386
Casey's General Stores Inc.	108	3,078
Cathay Pacific Airways Ltd.	147	435
Cato Corp/The.	60	1,205
Charming Shoppes Inc. (b)	277	2,055
Cheesecake Factory/The.	88	1,974
China Travel International Inv.	578	459
Choice Hotels International In.	16	620
Christopher & Banks Corp.	92	1,262
Circuit City Stores Inc.	107	849
Citizen Holdings Co Ltd.	45	483
Coach Inc.	50	1,828
Coldwater Creek Inc.	35	313
Coles Group Ltd.	123	1,847
Compagnie Financiere Richemont.	29	2,069

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Compass Group PLC.	110	792
Continental AG.	8	1,208
Continental Airlines Inc.	61	2,095
Cooper Tire & Rubber Co.	131	2,919
Corporate Express.	28	311
Costco Wholesale Corp.	67	4,506
CROCS Inc.	105	7,849
CVS Caremark Corp.	214	8,939
Daihatsu Motor Co Ltd.	38	401
Daimler AG.	53	5,877
Daiwa House Industry Co Ltd.	71	1,006
David Jones Ltd.	79	364
Delta Air Lines Inc.	121	2,517
Denso Corp.	62	2,499
Denway Motors Ltd.	824	574
Deutsche Lufthansa AG.	14	414
Dick's Sporting Goods Inc.	118	3,938
Dillard's Inc.	141	3,247
DR Horton Inc.	173	2,195
Dress Barn Inc.	89	1,459
DSG International PLC.	122	329
EDION Corp.	36	410
Esprit Holdings Ltd.	122	2,015
Ethan Allen Interiors Inc.	55	1,697
Family Dollar Stores Inc.	92	2,332
FamilyMart Co Ltd.	15	437
Fast Retailing Co Ltd.	9	516
Fastenal Co.	74	3,292
Fiat SpA.	38	1,226
Foot Locker Inc.	98	1,459
Ford Motor Co. (b)	314	2,785
Fred's Inc.	72	763
Fuji Heavy Industries Ltd.	83	429
Furniture Brands International.	94	1,133
Futaba Industrial Co Ltd.	16	447
Galaxy Entertainment Group Ltd. (b)	380	413
GameStop Corp.	79	4,678
Gaylord Entertainment Co. (b)	53	2,887
General Motors Corp.	44	1,724
Genesco Inc.	29	1,340
Genuine Parts Co.	120	5,888
Gildan Activewear Inc.	11	504
GKN PLC.	49	374
GOME Electrical Appliances Hol.	239	533
Grafton Group PLC.	28	313
Group 1 Automotive Inc.	48	1,490
Guess ? Inc.	29	1,490
Gunze Ltd.	71	341
Gymboree Corp.	39	1,327
H2O Retailing Corp.	40	332
Hagemeyer NV.	73	496
Hanwa Co Ltd.	77	389
Harman International Industrie.	35	2,947
Harvey Norman Holdings Ltd.	104	657
Hasbro Inc.	89	2,657
Haseko Corp.	145	346
Hennes & Mauritz AB.	27	1,798
Herman Miller Inc.	34	925
Hermes International.	4	526
Hino Motors Ltd.	55	394
Hitachi High-Technologies Corp.	16	358
Home Depot Inc.	158	4,979
Home Retail Group PLC.	48	435
Honda Motor Co Ltd.	216	8,050
Hongkong & Shanghai Hotels/The.	231	426
HOT Topic Inc.	125	958
Iberia Lineas Aereas de Espana.	82	416
Ihop Corp.	23	1,457
Inchcape Plc.	41	401
Inditex SA.	14	1,041

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Ingram Micro Inc.	93	1,975
Insight Enterprises Inc.	106	2,930
Interface Inc.	69	1,320
International Game Technology.	44	1,919
International Speedway Corp.	40	1,777
Isetan Co Ltd.	27	363
Isuzu Motors Ltd.	183	901
ITOCHU Corp.	187	2,336
Izumi Co Ltd.	24	357
J Crew Group Inc.	55	2,057
J Front Retailing Co Ltd.	95	852
Jack in the Box Inc.	80	2,510
Jakks Pacific Inc.	50	1,325
Japan Airlines Corp.	199	447
Jardine Cycle & Carriage Ltd.	37	537
JB Hi-Fi Ltd.	38	580
JetBlue Airways Corp.	106	968
JFE Shoji Holdings Inc.	52	396
Johnson Controls Inc.	49	2,142
Jones Apparel Group Inc.	68	1,424
JTEKT Corp.	27	514
Juki Corp.	44	371
Kayaba Industry Co Ltd.	76	436
KB Home.	49	1,354
Kellwood Co.	65	1,077
Kesa Electricals PLC.	59	390
Kingfisher PLC.	129	529
Kloeckner & Co AG.	5	264
Kohl's Corp.	38	2,089
Koito Manufacturing Co Ltd.	33	457
Kokuyo Co Ltd.	35	307
Komeri Co Ltd.	14	355
Krispy Kreme Doughnuts Inc.	162	518
K's Holdings Corp.	14	302
Kuraray Co Ltd.	43	557
Ladbrokes PLC.	46	394
Las Vegas Sands Corp.	14	1,858
Lawson Inc.	11	379
La-Z-Boy Inc.	122	963
Lear Corp. (b)	138	4,903
Lennar Corp.	93	2,105
Li & Fung Ltd.	257	1,207
Li Ning Co Ltd.	161	598
Life Time Fitness Inc.	42	2,547
Lifestyle International Holdin.	192	525
Liz Claiborne Inc.	65	1,851
Longs Drug Stores Corp.	43	2,258
Lottomatica SpA.	10	357
Lowe's Cos Inc.	227	6,104
Macy's Inc.	47	1,505
Magna International Inc.	6	569
Marks & Spencer Group PLC.	94	1,275
Marriott International Inc/DE.	45	1,850
Marubeni Corp.	190	1,611
Marui Group Co Ltd.	40	413
Matsumotokiyoshi Holdings Co L.	17	301
Matsushita Electric Industrial.	253	4,802
Mattel Inc.	277	5,787
Mazda Motor Corp.	110	655
McDonald's Corp.	114	6,806
Men's Wearhouse Inc.	64	2,705
Meritage Homes Corp. (b)	53	853
MGM Mirage. (b)	11	1,008
Michelin.	8	1,071
Mitchells & Butlers PLC.	24	332
Mitsubishi Corp.	188	5,785
Mitsubishi Logistics Corp.	26	373
Mitsubishi Motors Corp. (b)	458	893
Mitsubishi Rayon Co Ltd.	71	399
Mitsui & Co Ltd.	202	5,165

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Mitsukoshi Ltd.	81	374
Modine Manufacturing Co.	57	1,326
Monaco Coach Corp.	52	603
MSC Industrial Direct Co.	61	2,971
Nagase & Co Ltd.	31	344
Namco Bandai Holdings Inc.	29	444
Nautilus Inc.	94	604
Newell Rubbermaid Inc.	196	5,715
Next PLC.	12	551
NGK Spark Plug Co Ltd.	23	383
NHK Spring Co Ltd.	43	366
Nifco Inc/Japan.	16	372
Nintendo Co Ltd.	13	8,101
Nippon Seiki Co Ltd.	14	324
Nissan Motor Co Ltd.	297	3,413
Nisshinbo Industries Inc.	31	420
Nissin Kogyo Co Ltd.	13	335
Nitori Co Ltd.	8	364
NOK Corp.	19	419
Nokian Renkaat OYJ.	12	452
Nordstrom Inc.	29	1,144
Nu Skin Enterprises Inc.	124	2,141
Onward Holdings Co Ltd.	32	328
OPAP SA.	12	490
O'Reilly Automotive Inc.	60	1,981
Oriental Land Co Ltd.	7	415
Orient-Express Hotels Ltd.	54	3,499
Oshkosh Truck Corp.	39	2,114
Pacific Sunwear Of California.	129	2,157
Panera Bread Co.	40	1,640
Parkson Retail Group Ltd.	51	579
Penn National Gaming Inc.	39	2,408
PEP Boys-Manny Moe & Jack.	77	1,133
Persimmon PLC.	16	349
PetSmart Inc.	71	2,126
Peugeot SA.	9	834
PF Chang's China Bistro Inc.	33	961
Phillips-Van Heusen.	71	3,394
Pier 1 Imports Inc. (b)	187	952
Pinnacle Entertainment Inc. (b)	77	2,248
Pioneer Corp.	29	321
Pirelli & C SpA.	340	435
Polo Ralph Lauren Corp.	32	2,202
Pool Corp.	64	1,509
PPR.	4	793
Praktiker Bau- und Heimwerkerm.	9	325
Puma AG Rudolf Dassler Sport.	1	428
Punch Taverns PLC.	16	334
Qantas Airways Ltd.	115	633
Quiksilver Inc.	266	3,591
RadioShack Corp.	86	1,773
Reece Australia Ltd.	16	421
Regal Entertainment Group.	168	3,792
Regis Corp.	59	1,982
Renault SA.	11	1,846
Resorttrust Inc.	16	349
Rite Aid Corp. (b)	332	1,298
RONA Inc.	18	407
Ross Stores Inc.	88	2,378
Royal Caribbean Cruises Ltd.	100	4,288
Ruby Tuesday Inc.	100	1,597
Ryland Group Inc.	34	967
Ryohin Keikaku Co Ltd.	6	377
Saks Inc.	270	5,713
Sally Beauty Holdings Inc.	166	1,536
Sankyo Co Ltd.	10	425
Scientific Games Corp.	37	1,338
Sears Holdings Corp.	9	1,213
Sega Sammy Holdings Inc.	27	371
Sekisui Chemical Co Ltd.	59	401

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Sekisui House Ltd.	68	865
Select Comfort Corp.	64	732
Seven & I Holdings Co Ltd.	77	1,975
Shangri-La Asia Ltd.	167	530
Shimachu Co Ltd.	14	400
Shimamura Co Ltd.	4	387
Shimano Inc.	12	435
Shoppers Drug Mart Corp.	12	703
Singapore Airlines Ltd.	59	799
Six Flags Inc. (b)	175	567
Sky City Entertainment Group L.	104	431
Skywest Inc.	126	3,439
Sodexho Alliance SA.	6	433
Sojitz Corp.	111	501
Sonae SGPS SA.	132	386
Sony Corp.	118	5,768
Southwest Airlines Co.	106	1,506
Staples Inc.	95	2,217
Starbucks Corp.	100	2,668
Starwood Hotels & Resorts Worl.	29	1,649
Station Casinos Inc.	23	2,065
Steelcase Inc.	81	1,447
Stein Mart Inc.	83	545
Sumitomo Corp.	148	2,544
Sumitomo Rubber Industries Inc.	32	387
Sumitomo Warehouse Co Ltd/The.	63	360
Superior Industries Internatio.	41	829
Suzuki Motor Corp.	53	1,727
Swatch Group AG.	9	1,078
TABCORP Holdings Ltd.	62	899
Takashimaya Co Ltd.	37	447
Takata Corp.	12	425
Talbots Inc.	43	633
Target Corp.	112	6,872
Tattersall's Ltd.	149	582
Taylor Wimpey PLC.	63	324
Tech Data Corp.	118	4,641
Teijin Ltd.	109	522
Thomson.	23	401
Tim Hortons Inc.	13	496
TJX Cos Inc.	60	1,736
Toho Co Ltd/Tokyo.	21	417
Tokai Rika Co Ltd.	15	438
Tokyo Style Co Ltd.	31	356
Toll Brothers Inc.	85	1,947
Toray Industries Inc.	165	1,264
Toro Co.	53	2,950
TOTO Ltd.	46	331
Toyobo Co Ltd.	143	335
Toyoda Gosei Co Ltd.	12	427
Toyota Boshoku Corp.	15	488
Toyota Tsusho Corp.	27	751
Tractor Supply Co.	45	1,865
Triarc Cos Inc.	73	818
Tuesday Morning Corp.	91	693
TUI AG.	14	411
TUI Travel plc.	61	342
Under Armour Inc.	41	2,552
United Stationers Inc. (b)	36	2,085
UNY Co Ltd.	37	319
Urban Outfitters Inc.	57	1,440
US Airways Group Inc/NEW.	62	1,715
USS Co Ltd.	6	391
Vail Resorts Inc.	40	2,428
Valentino Fashion Group SpA.	8	405
Valeo SA.	7	383
Volkswagen AG.	14	3,433
Wabash National Corp.	54	548
Wacoal Holdings Corp.	31	377
Walgreen Co.	155	6,146

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Wal-Mart Stores Inc.	233	10,534
Warner Music Group Corp.	25	255
Watsco Inc.	31	1,291
Wendy's International Inc.	56	1,947
WESCO International Inc.	24	1,120
Whirlpool Corp.	51	4,038
William Hill PLC.	31	399
WMS Industries Inc. (b)	55	1,907
Wolseley PLC.	36	624
Wolverine World Wide Inc.	101	2,590
World Fuel Services Corp.	37	1,639
WW Grainger Inc.	40	3,597
Wynn Resorts Ltd.	31	5,004
Yamada Denki Co Ltd.	11	1,125
Yamaha Corp.	24	555
Yamaha Motor Co Ltd.	26	735
Yokohama Rubber Co Ltd/The.	54	399
Yum! Brands Inc.	71	2,859
Zale Corp.	96	2,024
		557,520

CONSUMER, NON-CYCLICAL (5.8%)
ABB Grain Ltd.	50	351
Abbott Laboratories.	89	4,861
ABC Learning Centres Ltd.	65	398
Abertis Infraestructuras SA.	13	433
Accenture Ltd.	90	3,515
ACCO Brands Corp.	105	2,251
Adams Respiratory Therapeutics.	40	1,758
Adecco SA.	7	421
Administaff Inc.	30	1,196
Advanced Medical Optics Inc.	27	741
Aetna Inc.	79	4,437
Affymetrix Inc.	32	815
Aggreko Plc.	35	456
Ajinomoto Co Inc.	77	864
Alberto-Culver Co.	55	1,429
Alcon Inc.	10	1,522
Alexion Pharmaceuticals Inc.	46	3,519
Alfresa Holdings Corp.	6	348
Alkermes Inc.	131	2,122
Allergan Inc/United States.	47	3,176
Alliance Data Systems Corp.	44	3,538
Altadis SA.	14	999
Altria Group Inc.	204	14,878
American Greetings Corp.	93	2,450
American Medical Systems Holdi.	94	1,202
AMERIGROUP Corp.	67	2,345
AmerisourceBergen Corp.	100	4,711
Amylin Pharmaceuticals Inc.	63	2,836
Anheuser-Busch Cos Inc.	73	3,743
Apollo Group Inc.	75	5,945
Applera Corp - Celera Group.	143	2,332
Apria Healthcare Group Inc.	80	1,934
Arbitron Inc.	39	1,974
Arthrocare Corp.	35	2,269
Asahi Breweries Ltd.	56	923
Associated British Foods PLC.	23	436
Astellas Pharma Inc.	65	2,868
AstraZeneca PLC.	83	4,096
Atkins WS PLC.	18	454
Atlantia SpA.	16	628
Avis Budget Group Inc. (b)	218	4,550
AWB Ltd.	126	350
Babcock International Group.	37	451
Barr Pharmaceuticals Inc.	58	3,325
Baxter International Inc.	100	6,001
BearingPoint Inc.	471	2,256
Beckman Coulter Inc.	32	2,266
Becton Dickinson & Co.	32	2,671

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Beiersdorf AG.	6	475
Benesse Corp.	13	483
Biogen Idec Inc.	40	2,978
BioMarin Pharmaceutical Inc.	125	3,466
Bio-Rad Laboratories Inc.	24	2,318
Biovail Corp.	20	402
Blyth Inc.	55	1,050
Boston Scientific Corp.	185	2,566
Bowne & Co Inc.	53	921
Brisa-Auto Estradas de Portuga.	28	397
Bristol-Myers Squibb Co.	185	5,548
British American Tobacco PLC.	80	3,045
Brookdale Senior Living Inc.	27	996
Brown-Forman Corp.	25	1,850
Bunzl PLC.	29	436
C&C Group PLC.	47	378
Cadbury Schweppes PLC.	116	1,534
Cambrex Corp.	75	854
Capita Group PLC.	32	498
Carlsberg A/S.	3	404
Carrefour SA.	30	2,159
Casino Guichard Perrachon SA.	4	447
Celesio AG.	6	341
Celgene Corp.	58	3,828
Cephalon Inc.	35	2,581
Chaoda Modern Agriculture.	516	467
Chemed Corp.	33	1,892
China Mengniu Dairy Co Ltd.	110	462
ChoicePoint Inc.	41	1,612
Christian Dior SA.	3	408
Chugai Pharmaceutical Co Ltd.	32	552
Church & Dwight Co Inc.	87	4,116
Cintra Concesiones de Infraest.	25	437
Clorox Co.	18	1,126
Coates Hire Ltd.	83	500
Coca Cola Hellenic Bottling Co.	9	558
Coca-Cola Amatil Ltd.	61	580
Coca-Cola Co/The.	207	12,784
Coca-Cola West Holdings Co Ltd.	19	439
Cochlear Ltd.	7	447
Colgate-Palmolive Co.	79	6,025
Colruyt SA.	2	428
ConAgra Foods Inc.	51	1,210
Constellation Brands Inc.	133	3,341
Convergys Corp.	86	1,576
Corinthian Colleges Inc.	168	2,754
Corporate Executive Board Co.	17	1,211
Corrections Corp of America. (b)	158	4,470
COSCO Pacific Ltd.	146	451
Covance Inc.	33	2,723
Coventry Health Care Inc.	83	5,006
Covidien Ltd.	50	2,080
CR Bard Inc.	56	4,682
CSM.	10	349
Cubist Pharmaceuticals Inc.	71	1,661
CV Therapeutics Inc.	67	686
Dade Behring Holdings Inc.	44	3,385
Dai Nippon Printing Co Ltd.	82	1,185
Daiichi Sankyo Co Ltd.	82	2,324
Dainippon Sumitomo Pharma Co L.	41	380
Dairy Farm International Holdi.	137	677
Danisco A/S.	5	385
DaVita Inc.	56	3,651
Del Monte Foods Co.	111	1,148
Delhaize Group.	5	474
Deluxe Corp.	110	4,437
Dentsply International Inc.	75	3,111
Diageo PLC.	147	3,363
Edwards Lifesciences Corp.	75	3,767
Eisai Co Ltd.	34	1,420

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Elan Corp PLC.	26	621
Eli Lilly & Co.	98	5,307
Endo Pharmaceuticals Holdings.	71	2,080
Enzon Pharmaceuticals Inc.	111	1,058
Essilor International SA.	11	701
Experian Group Ltd.	56	588
Express Scripts Inc.	30	1,893
Ezaki Glico Co Ltd.	39	407
Fisher & Paykel Healthcare Cor.	149	373
Forest Laboratories Inc.	42	1,641
Forrester Research Inc.	33	783
Fortune Brands Inc.	16	1,340
Foster's Group Ltd.	233	1,382
Fresenius Medical Care AG & Co.	10	525
Fresenius SE.	5	397
FTI Consulting Inc.	55	2,987
G4S PLC.	87	383
Galenica AG.	1	483
Genentech Inc.	71	5,263
General Mills Inc.	30	1,732
Gen-Probe Inc.	67	4,691
Genzyme Corp.	35	2,659
George Weston Ltd.	5	366
Getinge AB.	17	450
Gilead Sciences Inc.	143	6,605
GlaxoSmithKline PLC.	331	8,522
Golden Agri-Resources Ltd.	476	576
Goodman Fielder Ltd.	178	348
Greene King Plc.	19	358
Grifols SA.	18	476
H&R Block Inc.	210	4,578
Haemonetics Corp.	34	1,747
Hansen Natural Corp.	93	6,324
Hays PLC.	118	337
Health Management Associates I.	153	1,011
Health Net Inc.	59	3,163
Healthscope Ltd.	82	415
Healthsouth Corp.	101	2,025
Healthways Inc.	45	2,732
Heineken Holding NV.	7	414
Heineken NV.	13	909
Hengan International Group Co.	114	442
Henkel KGaA.	18	880
Henry Schein Inc.	47	2,815
Herbalife Ltd.	25	1,102
Hershey Co/The.	21	905
Hewitt Associates Inc.	126	4,445
Hillenbrand Industries Inc.	38	2,098
Hisamitsu Pharm.	14	383
HJ Heinz Co.	31	1,450
Hologic Inc.	107	7,249
Hormel Foods Corp.	56	2,043
House Foods Corp.	26	410
Human Genome Sciences Inc.	174	1,646
Humana Inc. (b)	88	6,596
Husqvarna AB.	28	337
Iaws Group Plc.	18	425
Idexx Laboratories Inc.	40	4,871
Illumina Inc.	70	3,931
Immucor Inc.	89	2,870
Imperial Tobacco Group PLC.	37	1,872
InBev NV.	11	1,038
InterMune Inc.	37	737
Intertek Group PLC.	19	407
Intuitive Surgical Inc.	20	6,537
Invacare Corp.	59	1,597
Inverness Medical Innovations.	64	3,846
Invitrogen Corp.	25	2,272
Iron Mountain Inc.	96	3,334
Ito En Ltd.	16	322

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
ITT Educational Services Inc. (b)	53	6,741
J Sainsbury PLC.	82	933
Jarden Corp.	98	3,481
JM Smucker Co/The.	36	1,923
Kagome Co Ltd.	23	364
Kamigumi Co Ltd.	45	364
Kao Corp.	61	1,745
Kerry Group PLC.	15	452
Kesko OYJ.	7	419
Kikkoman Corp.	28	353
Kimberly-Clark Corp.	47	3,332
Kinetic Concepts Inc.	28	1,683
King Pharmaceuticals Inc.	151	1,601
Kirin Holdings Co Ltd.	113	1,572
Kobayashi Pharmaceutical Co Lt.	11	351
Koninklijke Ahold NV.	68	1,020
Kose Corp.	14	358
Kraft Foods Inc.	148	4,945
Kyowa Hakko Kogyo Co Ltd.	46	500
Kyphon Inc.	59	4,182
Laboratory Corp of America Hol.	62	4,263
Lion Corp.	70	328
Lion Nathan Ltd.	53	458
Live Nation Inc.	76	1,553
Loblaw Cos Ltd.	8	371
L'Oreal SA.	14	1,838
Luxottica Group SpA.	11	385
Magellan Health Services Inc.	51	2,147
Manor Care Inc.	39	2,597
Manpower Inc.	45	3,363
Marine Harvest.	305	309
McCormick & Co Inc/MD.	68	2,382
McKesson Corp.	39	2,578
MDS Inc.	20	451
Medarex Inc.	163	1,948
Medco Health Solutions Inc.	37	3,492
Mediceo Paltac Holdings Co Ltd.	26	376
Medicines Co/The.	85	1,628
Medicis Pharmaceutical Corp.	72	2,138
Medtronic Inc.	164	7,780
Meiji Dairies Corp.	66	347
Meiji Seika Kaisha Ltd.	88	387
Mentor Corp.	45	1,916
Merck & Co Inc.	212	12,351
Merck KGAA.	4	500
Metcash Ltd.	101	439
Metro AG.	9	815
Metro Inc.	11	414
MGI Pharma Inc.	104	3,388
Michael Page International Plc.	35	319
Millennium Pharmaceuticals Inc.	201	2,376
Millipore Corp. (b)	28	2,174
Miraca Holdings Inc.	21	492
Mitsubishi Tanabe Pharma Corp.	33	377
Monster Worldwide Inc.	62	2,516
Moody's Corp.	31	1,355
MPS Group Inc.	200	2,442
Mylan Inc.	155	2,331
Myriad Genetics Inc.	56	3,100
NBTY Inc.	79	2,812
Nektar Therapeutics.	108	646
Nestle SA.	22	10,151
Neurocrine Biosciences Inc.	43	398
Nichirei Corp.	81	344
Nippon Meat Packers Inc.	36	362
Nippon Suisan Kaisha Ltd.	69	342
Nipro Corp.	18	342
Nisshin Seifun Group Inc.	42	378
Nissin Food Products Co Ltd.	13	408
Nobel Biocare Holding AG.	1	291

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Novartis AG.	137	7,285
Novo Nordisk A/S.	11	1,364
Novozymes A/S.	3	327
Nutreco Holding NV.	5	341
Odyssey HealthCare Inc.	97	994
Olam International Ltd.	196	474
Omega Pharma SA.	4	268
Omnicare Inc.	78	2,301
Ono Pharmaceutical Co Ltd.	14	721
Onyx Pharmaceuticals Inc.	71	3,316
OSI Pharmaceuticals Inc.	26	1,081
Pacific Brands Ltd.	126	406
Parexel International Corp.	35	1,610
Park24 Co Ltd.	38	375
Parkway Holdings Ltd.	151	434
Parmalat SpA.	108	399
Patterson Cos Inc.	69	2,699
PDL BioPharma Inc.	62	1,314
Pediatrix Medical Group Inc.	64	4,192
Pepsi Bottling Group Inc.	101	4,351
PepsiAmericas Inc.	41	1,465
Performance Food Group Co.	60	1,619
Pernod-Ricard SA.	5	1,155
Perrigo Co.	165	3,912
Pharmaceutical Product Develop.	55	2,323
PharMerica Corp.	61	973
PolyMedica Corp.	28	1,483
Premier Foods PLC.	75	352
Pre-Paid Legal Services Inc. (b)	11	656
Psychiatric Solutions Inc. (b)	70	2,772
Qiagen NV.	22	515
QP Corp.	40	394
Quest Diagnostics Inc.	20	1,064
Ralcorp Holdings Inc. (b)	35	1,971
Randstad Holding NV.	6	332
Reckitt Benckiser Group PLC.	33	1,914
Regeneron Pharmaceuticals Inc.	79	1,738
Rent-A-Center Inc/TX.	129	2,064
Rentokil Initial PLC.	121	433
Resmed Inc.	40	1,657
Resources Connection Inc.	60	1,366
Respironics Inc.	39	1,952
Reynolds American Inc.	15	966
Rhoen Klinikum AG.	13	410
Robert Half International Inc.	89	2,678
Roche Holding AG.	41	7,033
Rohto Pharmaceutical Co Ltd.	37	438
Royal Numico NV.	10	790
RR Donnelley & Sons Co.	154	6,205
SABMiller PLC.	47	1,412
Safeway Inc.	45	1,530
SAIC Inc.	221	4,356
Sanofi-Aventis SA.	57	4,998
Santen Pharmaceutical Co Ltd.	16	374
Sapporo Holdings Ltd.	64	480
SAPRR.	4	425
Saputo Inc.	8	491
Sara Lee Corp.	65	1,075
Savient Pharmaceuticals Inc.	88	1,239
Schering-Plough Corp.	216	6,592
Scottish & Newcastle PLC.	46	749
Secom Co Ltd.	27	1,383
Securitas AB.	25	316
Sepracor Inc.	56	1,542
Serco Group PLC.	43	403
Service Corp International/US.	576	8,335
Shimadzu Corp.	35	348
Shionogi & Co Ltd.	38	645
Shire PLC.	30	749
Shiseido Co Ltd.	46	1,102

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Sierra Health Services Inc.	66	2,792
Sigma Pharmaceuticals Ltd.	244	345
Smith & Nephew PLC.	51	689
Smithfield Foods Inc.	80	2,294
Societe BIC SA.	5	389
Sohgo Security Services Co Ltd.	24	397
Sonic Healthcare Ltd.	32	513
Sonova Holding AG.	4	449
Sotheby's.	86	4,659
Spherion Corp.	107	933
St Jude Medical Inc. (b)	46	1,874
Stada Arzneimittel AG.	6	381
STERIS Corp.	138	4,008
Stewart Enterprises Inc.	186	1,687
Straumann Holding AG.	1	279
Strayer Education Inc.	19	3,543
Stryker Corp.	49	3,479
Sunrise Senior Living Inc.	57	2,109
SUPERVALU Inc.	150	5,813
Suzuken Co Ltd.	12	386
Swedish Match AB.	20	447
Symbion Health Ltd.	109	410
Synthes Inc.	3	374
SYSCO Corp.	82	2,812
Sysmex Corp.	10	407
Taisho Pharmaceutical Co Ltd.	28	538
Takara Holdings Inc.	62	362
Takeda Pharmaceutical Co Ltd.	98	6,082
Tate & Lyle PLC.	34	308
Techne Corp.	48	3,132
TeleTech Holdings Inc.	52	1,296
Tenet Healthcare Corp. (b)	307	1,078
Terumo Corp.	24	1,167
Tesco PLC.	436	4,425
Thai Beverage PCL.	2,152	387
Theravance Inc.	61	1,526
Tingyi Cayman Islands Holding.	441	671
TIS Inc.	17	294
Toppan Printing Co Ltd.	79	768
Toyama Chemical Co Ltd. (b)	56	347
Toyo Suisan Kaisha Ltd.	24	416
Transurban Group.	114	772
Tsumura & Co.	22	392
Tupperware Brands Corp.	130	4,693
Tyson Foods Inc.	181	2,860
UCB SA.	7	411
Unicharm Corp.	7	416
Unilever NV.	94	3,048
Unilever PLC.	72	2,433
United Natural Foods Inc.	51	1,476
United Rentals Inc.	158	5,402
United Therapeutics Corp.	25	1,711
UnitedHealth Group Inc.	191	9,388
Universal Corp/Richmond VA.	59	2,876
Universal Health Services Inc.	27	1,316
UST Inc.	114	6,078
Valassis Communications Inc. (b)	91	896
Varian Medical Systems Inc. (b)	67	3,268
VCA Antech Inc.	108	4,973
Vedior NV.	15	340
Ventana Medical Systems Inc.	45	3,960
Vertex Pharmaceuticals Inc.	70	2,264
Viad Corp.	36	1,276
VistaPrint Ltd.	51	2,426
Watson Pharmaceuticals Inc.	64	1,956
Watson Wyatt Worldwide Inc.	55	2,622
WD-40 Co.	32	1,267
Weight Watchers International.	19	974
WellCare Health Plans Inc.	18	435
WellPoint Inc.	55	4,358

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
West Pharmaceutical Services I.	42	1,736
Western Union Co/The.	103	2,270
Whole Foods Market Inc.	74	3,666
William Demant Holding. (b)	4	367
Wilmar International Ltd.	288	824
WM Morrison Supermarkets PLC.	127	781
WM Wrigley Jr Co.	37	2,278
Woolworths Ltd.	142	4,424
Wyeth.	126	6,127
Yakult Honsha Co Ltd.	19	438
Yamazaki Baking Co Ltd.	48	419
Zimmer Holdings Inc.	32	2,224
		815,997

ENERGY (3.2%)
Acergy SA.	14	404
Advantage Energy Income Fund.	10	127
Alpha Natural Resources Inc.	84	2,305
Anadarko Petroleum Corp.	48	2,833
Apache Corp.	33	3,426
Arch Coal Inc.	76	3,116
Arrow Energy NL.	159	421
Atwood Oceanics Inc.	34	2,864
Australian Worldwide Explorati.	131	366
Baker Hughes Inc.	49	4,249
BG Group PLC.	196	3,626
Bourbon SA.	6	424
BP PLC.	1,056	13,726
Cabot Oil & Gas Corp.	127	5,041
Caltex Australia Ltd.	18	358
Cameron International Corp.	58	5,647
Canadian Natural Resources Ltd.	30	2,495
Canadian Oil Sands Trust.	13	477
CGG-Veritas. (b)	2	655
Cheniere Energy Inc.	58	2,349
Chesapeake Energy Corp.	63	2,487
Chevron Corp.	202	18,485
Cimarex Energy Co.	52	2,107
CNOOC Ltd.	1,716	3,578
Cnpc Hong Kong Ltd.	625	504
ConocoPhillips.	148	12,574
Consol Energy Inc.	97	5,481
Core Laboratories NV.	31	4,524
Cosmo Oil Co Ltd.	79	339
Covanta Holding Corp.	56	1,518
Crosstex Energy Inc.	60	2,212
Delta Petroleum Corp.	84	1,571
Denbury Resources Inc.	65	3,679
Devon Energy Corp.	42	3,923
Diamond Offshore Drilling Inc.	9	1,019
El Paso Corp.	468	8,265
Enbridge Inc.	18	779
EnCana Corp.	42	2,938
Encore Acquisition Co.	99	3,633
Enerplus Resources Fund.	9	436
ENI SpA.	135	4,927
ENSCO International Inc.	80	4,439
EOG Resources Inc.	38	3,367
EXCO Resources Inc.	180	3,038
Exterran Holdings Inc.	177	14,903
Exxon Mobil Corp.	527	48,479
First Solar Inc.	17	2,700
FMC Technologies Inc.	68	4,123
Fording Canadian Coal Trust.	4	147
Fugro NV.	6	526
Global Industries Ltd.	112	2,757
Grant Prideco Inc.	68	3,343
Grey Wolf Inc.	341	1,920
Halliburton Co.	136	5,361
Headwaters Inc.	82	1,177

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Helix Energy Solutions Group I.	44	2,035
Helmerich & Payne Inc.	48	1,518
Hercules Offshore Inc.	104	2,812
Hess Corp.	31	2,220
Holly Corp.	61	3,831
Husky Energy Inc.	14	652
Idemitsu Kosan Co Ltd.	4	461
Imperial Oil Ltd.	16	871
ION Geophysical Corp.	129	1,954
Japan Petroleum Exploration Co.	6	455
John Wood Group PLC.	59	512
Lundin Petroleum AB.	36	432
Marathon Oil Corp.	74	4,369
Mariner Energy Inc.	172	4,300
National Fuel Gas Co.	45	2,182
National Oilwell Varco Inc.	47	3,442
Neste Oil OYJ.	11	395
Nexen Inc.	26	880
Niko Resources Ltd.	4	448
Nippon Mining Holdings Inc.	110	1,028
Nippon Oil Corp.	172	1,507
Noble Corp.	142	7,519
Occidental Petroleum Corp.	84	5,800
Oceaneering International Inc.	71	5,486
Oil Search Ltd.	117	463
Oilexco Inc.	32	584
OMV AG.	8	598
Oneok Inc.	65	3,246
OPTI Canada Inc.	18	363
Origin Energy Ltd.	103	878
Parker Drilling Co. (b)	220	1,857
Peabody Energy Corp.	35	1,951
Pengrowth Energy Trust.	21	400
Penn Virginia Corp.	49	2,372
Penn West Energy Trust.	12	383
Petro-Canada.	27	1,557
Pride International Inc.	88	3,247
PrimeWest Energy Trust.	6	168
Q-Cells AG.	4	510
Questar Corp.	91	5,194
Quicksilver Resources Inc.	27	1,539
Range Resources Corp.	78	3,505
Renewable Energy Corp AS.	10	510
Repsol YPF SA.	44	1,737
Rowan Cos Inc.	71	2,768
Royal Dutch Shell PLC.	288	12,575
Saipem SpA.	14	619
Santos Ltd.	70	915
SBM Offshore NV.	9	346
Schlumberger Ltd.	172	16,610
SEACOR Holdings Inc.	31	2,841
SeaDrill Ltd.	19	452
Showa Shell Sekiyu KK.	31	362
Singapore Petroleum Co Ltd.	90	510
Smith International Inc.	106	7,001
Solarworld AG.	8	550
Southwestern Energy Co. (b)	90	4,656
Spectra Energy Corp.	64	1,663
St Mary Land & Exploration Co.	81	3,431
StatoilHydro ASA.	69	2,335
Stone Energy Corp.	48	2,140
Suncor Energy Inc.	25	2,737
Sunoco Inc.	85	6,256
Sunpower Corp.	18	2,276
Superior Energy Services.	105	3,893
Talisman Energy Inc.	58	1,263
Technip SA.	6	538
Tesoro Corp.	96	5,811
Tetra Technologies Inc.	94	1,851
TonenGeneral Sekiyu KK.	40	401

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Total SA.	125	10,075
TransCanada Corp.	29	1,233
Transocean Inc.	44	5,252
Trican Well Service Ltd.	21	445
Tullow Oil PLC.	40	531
Ultra Petroleum Corp.	80	5,669
UTS Energy Corp.	67	433
Valero Energy Corp.	56	3,944
Weatherford International Ltd.	52	3,375
WesternZagros Resources Ltd.	12	43
W-H Energy Services Inc.	40	2,302
Woodside Petroleum Ltd.	53	2,567
XTO Energy Inc.	59	3,916
		446,926

FINANCIAL (8.1%)
77 Bank Ltd/The.	59	397
ABN AMRO Holding NV.	105	5,674
ACE Ltd.	33	2,000
Acom Co Ltd.	11	262
Adelaide Bank Ltd.	30	410
Admiral Group PLC.	23	493
Aegon NV.	80	1,652
Aeon Credit Service Co Ltd.	27	413
Aeon Mall Co Ltd.	13	336
Affiliated Managers Group Inc.	16	2,105
AGF Management Ltd.	11	427
Agile Property Holdings Ltd.	218	522
Aiful Corp.	15	352
Aioi Insurance Co Ltd.	65	375
Alexandria Real Estate Equitie.	38	3,919
Allco Finance Group Ltd.	42	298
Alleanza Assicurazioni SpA.	30	406
Alleghany Corp. (b)	3	1,179
Alliance & Leicester PLC.	24	395
Allianz SE.	25	5,631
Allied Irish Banks PLC.	51	1,277
Allied World Assurance Holding.	21	1,006
Allstate Corp/The.	55	2,882
Alpha Bank AE.	22	814
AMB Property Corp.	52	3,398
AMBAC Financial Group Inc.	72	2,652
Amcore Financial Inc.	39	925
American Express Co.	153	9,325
American Financial Group Inc/O.	44	1,316
American Financial Realty Trus.	234	1,577
American International Group I.	212	13,381
American National Insurance.	11	1,422
AmeriCredit Corp.	74	1,044
Ameriprise Financial Inc.	21	1,323
Amlin PLC.	69	461
AMP Ltd.	221	2,098
Anchor Bancorp Wisconsin Inc.	36	886
Anglo Irish Bank Corp PLC.	40	670
Annaly Capital Management Inc.	648	11,074
AON Corp.	26	1,178
Apartment Investment & Managem.	49	2,290
Arch Capital Group Ltd.	34	2,542
Ardepro Co Ltd.	1	331
Arthur J Gallagher & Co.	62	1,650
Ascendas Real Estate Investmen.	216	387
Aspen Insurance Holdings Ltd.	56	1,532
Assicurazioni Generali SpA.	66	3,136
Associated Banc-Corp.	75	2,165
Assurant Inc.	64	3,740
Assured Guaranty Ltd.	30	692
Astoria Financial Corp.	56	1,455
ASX Ltd.	20	1,068
Australia & New Zealand Bankin.	216	6,056
AvalonBay Communities Inc.	42	5,151

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Aviva PLC.	143	2,247
Awa Bank Ltd/The.	81	433
AXA Asia Pacific Holdings Ltd.	106	806
AXA SA.	99	4,425
Axis Capital Holdings Ltd.	91	3,616
Babcock & Brown Ltd.	34	966
Baloise Holding AG.	4	425
Banca Carige SpA.	83	397
Banca Monte dei Paschi di Sien.	69	441
Banca Popolare di Milano Scarl.	27	424
Banco BPI SA.	42	367
Banco Comercial Portugues SA.	184	890
Banco de Valencia SA.	7	400
Banco Espirito Santo SA.	16	387
Banco Pastor SA.	19	322
Banco Popular Espanol SA.	42	733
Banco Santander SA.	344	7,473
Bancorpsouth Inc.	165	4,003
Bank of America Corp.	424	20,471
Bank of East Asia Ltd.	183	1,233
Bank of Ikeda Ltd/The.	9	378
Bank of Ireland.	54	997
Bank of Kyoto Ltd/The.	41	521
Bank of Montreal.	28	1,867
Bank of Nagoya Ltd/The.	62	456
Bank of New York Mellon Corp/T.	180	8,793
Bank of Nova Scotia.	54	3,057
Bank of Queensland Ltd.	26	464
Bank of Yokohama Ltd/The.	166	1,168
Bankinter SA.	22	327
Barclays PLC.	360	4,522
BB&T Corp.	55	2,033
BBVA.	195	4,906
Bear Stearns Cos Inc/The.	10	1,136
Bendigo Bank Ltd.	28	364
BioMed Realty Trust Inc.	128	3,058
BNP Paribas.	48	5,290
BOC Hong Kong Holdings Ltd.	422	1,184
BOK Financial Corp.	19	1,036
Bolsas y Mercados Espanoles.	7	488
Boston Properties Inc.	16	1,733
Bradford & Bingley PLC.	45	289
Brandywine Realty Trust.	187	4,838
BRE Properties Inc.	66	3,617
Brit Insurance Holdings Plc.	56	378
British Land Co PLC.	29	654
Brookfield Asset Management In.	32	1,307
Cabcharge Australia Ltd.	36	356
Cambridge Industrial Trust.	215	108
Camden Property Trust.	30	1,871
Canadian Imperial Bank of Comm.	19	2,051
CapitaCommercial Trust.	221	411
Capital One Financial Corp.	43	2,820
CapitaLand Ltd.	197	1,096
CapitalSource Inc.	87	1,585
CapitaMall Trust.	156	395
Cathay General Bancorp.	83	2,571
Catlin Group Ltd.	40	417
Cattles PLC.	51	362
CB Richard Ellis Group Inc.	108	2,633
Centro Properties Group.	100	652
CFS Retail Property Trust.	236	536
Challenger Financial Services.	81	477
Charles Schwab Corp/The.	158	3,672
Cheung Kong Holdings Ltd.	172	3,344
Chiba Bank Ltd/The.	106	842
China Everbright Ltd. (b)	164	726
China Insurance International. (b)	157	505
CHINA OVERSEAS LAND & INVEST.	34	28
China Overseas Land & Investme.	415	980

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
China Resources Land Ltd.	211	529
Chinese Estates Holdings Ltd.	212	426
Chittenden Corp.	100	3,562
Chubb Corp.	41	2,187
Chugoku Bank Ltd/The.	29	420
Chuo Mitsui Trust Holdings Inc.	116	920
Cigna Corp.	29	1,522
Cincinnati Financial Corp.	115	4,575
CIT Group Inc.	135	4,757
CITIC International Financial.	461	393
Citigroup Inc.	472	19,777
Citizens Republic Bancorp Inc.	140	2,131
City Developments Ltd.	56	612
City National Corp/CA.	25	1,690
Close Brothers Group Plc.	23	367
CME Group Inc.	21	13,991
CNP Assurances.	3	382
Colonial BancGroup Inc/The.	97	1,860
Colonial Properties Trust.	98	3,070
Comerica Inc.	12	560
Commerce Bancorp Inc/NJ.	124	5,053
Commerce Bancshares Inc/Kansas.	48	2,264
Commerce Group Inc.	109	3,977
Commerzbank AG.	33	1,401
Man Group Plc.	103	1,260
Commonwealth Bank of Australia.	152	8,707
Commonwealth Property Office F.	283	416
CompuCredit Corp.	34	678
Conseco Inc.	138	2,179
Corio NV.	4	351
Corp Financiera Alba.	5	374
Corporate Office Properties Tr.	61	2,521
Countrywide Financial Corp.	61	947
Cousins Properties Inc.	75	2,159
Credit Agricole SA.	41	1,621
Credit Saison Co Ltd.	20	633
Credit Suisse Group.	58	3,900
Cullen/Frost Bankers Inc.	39	2,074
Dah Sing Financial Holdings Lt.	42	399
Daishi Bank Ltd/The.	91	395
Daito Trust Cons.	11	505
Daiwa Securities Group Inc.	164	1,561
Danske Bank A/S.	26	1,146
DB RREEF Trust.	341	664
DBS Group Holdings Ltd.	131	2,028
DCT Industrial Trust Inc.	360	3,863
Derwent London PLC.	11	380
Deutsche Bank AG.	29	3,885
Deutsche Boerse AG.	11	1,768
Deutsche Postbank AG.	5	366
Dexia SA.	31	994
DiamondRock Hospitality Co.	186	3,564
Digital Realty Trust Inc.	72	3,167
Dime Community Bancshares.	59	849
DnB NOR ASA.	41	676
Downey Financial Corp.	38	1,548
Duke Realty Corp.	86	2,765
EFG Eurobank Ergasias SA.	15	584
Endurance Specialty Holdings L.	37	1,451
Equity Inns Inc.	0	0
Equity Lifestyle Properties In.	28	1,407
Equity Residential.	33	1,379
Erie Indemnity Co.	33	1,878
Erste Bank der Oesterreichisch.	12	973
Essex Property Trust Inc.	34	4,197
Eurazeo.	3	447
Everest Re Group Ltd.	44	4,688
Fairfax Financial Holdings Ltd.	2	553
Fannie Mae.	91	5,191
Federal Realty Invs Trust.	30	2,647

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Federated Investors Inc.	62	2,666
FelCor Lodging Trust Inc.	133	2,785
Fidelity National Financial In.	138	2,124
Fifth Third Bancorp.	48	1,501
First American Corp.	54	1,625
First Bancorp/Puerto Rico.	141	1,239
First Horizon National Corp.	79	2,060
First Marblehead Corp/The.	46	1,786
First Midwest Bancorp Inc/IL.	107	3,604
First Niagara Financial Group.	225	2,970
FirstFed Financial Corp. (b)	27	1,155
FirstMerit Corp.	160	3,392
FKP Property Group.	65	444
FNB Corp/PA.	110	1,828
Fondiaria-Sai SpA.	8	388
Forest City Enterprises Inc.	31	1,765
Fortis.	72	2,301
Franklin Resources Inc.	23	2,983
Franklin Street Properties Cor.	117	1,901
Fraser and Neave Ltd.	129	535
Freddie Mac.	67	3,499
Fremont General Corp.	169	468
Friedman Billings Ramsey Group.	400	1,720
Friends Provident PLC.	118	452
Frontier Financial Corp.	86	1,908
Fulton Financial Corp.	371	4,864
Gecina SA.	2	342
Genting International PLC. (b)	657	313
Genworth Financial Inc.	44	1,201
Goldman Sachs Group Inc/The.	36	8,925
Goodman Group.	173	1,112
GPT Group.	241	1,037
Great Eagle Holdings Ltd.	102	421
Great Eastern Holdings Ltd.	32	383
Great Portland Estates PLC.	29	345
Great-West Lifeco Inc.	14	553
Greentown China Holdings Ltd.	161	342
Gunma Bank Ltd/The.	59	417
Guoco Group Ltd.	26	399
GZI Real Estate Investment Tru.	323	130
Hachijuni Bank Ltd/The.	61	464
Hammerson PLC.	16	370
Hang Lung Group Ltd.	99	580
Hang Lung Properties Ltd.	216	1,027
Hang Seng Bank Ltd.	81	1,643
Hannover Rueckversicherung AG.	9	474
Hartford Financial Services Gr.	32	3,105
HBOS PLC.	206	3,740
HCC Insurance Holdings Inc.	70	2,092
HCP Inc.	144	4,902
Health Care REIT Inc.	161	7,131
Healthcare Realty Trust Inc.	102	2,697
Heiwa Real Estate Co Ltd.	55	389
Henderson Group PLC.	97	376
Henderson Investment Ltd.	235	468
Henderson Land Development Co.	80	712
Higo Bank Ltd/The.	58	401
Hilb Rogal & Hobbs Co.	48	2,115
Hiroshima Bank Ltd/The.	74	400
Hokkoku Bank Ltd/The.	90	427
Hokuhoku Financial Group Inc.	164	502
Home Properties Inc.	43	2,211
Hong Kong Exchanges and Cleari.	125	4,132
Hongkong Land Holdings Ltd.	219	1,091
Hopewell Holdings.	89	458
Hopson Development Holdings Lt.	107	411
Horace Mann Educators Corp.	101	2,090
Hospitality Properties Trust.	60	2,376
Host Hotels & Resorts Inc.	53	1,174
HRPT Properties Trust.	449	4,216

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
HSBC Holdings PLC.	644	12,737
Hudson City Bancorp Inc.	323	5,058
Huntington Bancshares Inc/OH.	260	4,657
Hyakugo Bank Ltd/The.	60	357
Hyakujushi Bank Ltd/The.	76	382
Hypo Real Estate Holding AG.	10	596
Hysan Development Co Ltd.	149	448
ICAP PLC.	40	487
IGM Financial Inc.	8	465
Immoeast AG. (b)	29	353
IMMOFINANZ AG.	30	356
Industrial Alliance Insurance.	10	421
IndyMac Bancorp Inc.	156	2,094
ING Groep NV.	115	5,170
ING Industrial Fund.	182	475
ING Office Fund.	269	451
Insurance Australia Group Ltd.	212	928
IntercontinentalExchange Inc.	38	6,772
International Bancshares Corp.	42	918
International Securities Excha.	48	3,218
Intesa Sanpaolo SpA.	584	4,600
Invesco PLC.	46	706
Investec PLC.	31	375
Investment Technology Group In. (b)	58	2,430
Investor AB.	40	982
IPC Holdings Ltd.	52	1,555
Irish Life & Permanent PLC.	16	365
iStar Financial Inc.	80	2,441
IVG Immobilien AG.	11	497
Iyo Bank Ltd/The.	44	428
Jafco Co Ltd.	8	327
Janus Capital Group Inc.	118	4,072
Japan Securities Finance Co Lt.	28	292
Jefferies Group Inc.	68	1,818
Jones Lang LaSalle Inc.	19	1,811
Joyo Bank Ltd/The.	95	585
JPMorgan Chase & Co.	318	14,946
Juroku Bank Ltd/The.	64	386
Jyske Bank A/S. (b)	5	412
Kagoshima Bank Ltd/The.	53	366
KBC Groep NV.	9	1,260
Keiyo Bank Ltd/The.	69	354
Keppel Land Ltd.	70	402
Kerry Properties Ltd.	53	455
Keycorp.	40	1,138
Kilroy Realty Corp.	42	2,732
Kimco Realty Corp.	154	6,394
Kinnevik Investment AB.	20	496
Klepierre.	6	325
Knight Capital Group Inc.	191	2,561
Kowloon Development Co Ltd.	175	542
LaBranche & Co Inc. (b)	133	729
Land Securities Group PLC.	24	821
LaSalle Hotel Properties.	52	2,149
Legal & General Group PLC.	360	1,049
Lehman Brothers Holdings Inc.	54	3,420
Lend Lease Corp Ltd.	41	766
Leopalace21 Corp.	16	508
Lexington Realty Trust.	135	2,672
Liberty International PLC.	18	448
Liberty Property Trust.	58	2,182
Lincoln National Corp.	28	1,746
Link REIT/The.	196	442
Lloyds TSB Group PLC.	310	3,517
Loews Corp.	47	2,307
London Stock Exchange Group PL.	14	489
M&T Bank Corp.	6	597
Macerich Co/The.	38	3,257
Mack-Cali Realty Corp.	43	1,702
Macquarie Communications Infra.	76	406

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Macquarie CountryWide Trust.	229	429
Macquarie Group Ltd.	30	2,349
Macquarie Infrastructure Group.	317	933
Macquarie Office Trust.	296	452
Manulife Financial Corp.	85	3,976
Mapfre SA.	82	385
Markel Corp.	5	2,716
Marsh & McLennan Cos Inc.	56	1,450
Marshall & Ilsley Corp.	159	6,789
MBIA Inc.	82	3,529
Mediobanca SpA.	21	498
Meinl European Land Ltd.	17	238
Mercury General Corp.	16	821
Merrill Lynch & Co Inc.	76	5,018
MetLife Inc.	46	3,167
MGIC Investment Corp.	53	1,026
Mid-America Apartment Communit.	33	1,716
Millea Holdings Inc.	97	3,800
Mirvac Group.	119	641
Mitsubishi Estate Co Ltd.	162	4,802
Mitsubishi UFJ Financial Group.	1,036	10,228
Mitsubishi UFJ Lease & Finance.	9	310
Mitsubishi UFJ Nicos Co Ltd.	143	274
Mitsui Fudosan Co Ltd.	104	2,848
Mitsui Sumitomo Insurance Co L.	169	1,922
Mizuho Financial Group Inc.	1	5,573
Mizuho Trust & Banking Co Ltd.	202	357
Montpelier Re Holdings Ltd.	58	1,038
Morgan Stanley.	91	6,121
Muenchener Rueckversicherungs.	12	2,294
Musashino Bank Ltd/The.	8	376
Nanto Bank Ltd/The.	77	401
Nasdaq Stock Market Inc/The.	52	2,428
National Australia Bank Ltd.	189	7,587
National Bank of Canada.	9	521
National Bank of Greece SA.	26	1,807
National City Corp.	169	4,098
National Financial Partners Co.	49	2,679
National Retail Properties Inc.	144	3,650
Nationwide Financial Services.	109	5,848
Nationwide Health Properties I.	195	6,088
New World Development Ltd.	264	942
New York Community Bancorp Inc.	186	3,461
NewAlliance Bancshares Inc.	226	3,162
Newcastle Investment Corp.	105	1,559
Nexity.	5	332
Nikko Cordial Corp.	44	630
Nipponkoa Insurance Co Ltd.	95	865
Nishi-Nippon City Bank Ltd/The.	115	338
Nissay Dowa General Insurance.	69	390
Nomura Holdings Inc.	225	3,998
Nomura Real Estate Holdings In.	13	373
Nordea Bank AB.	114	2,039
Northern Rock PLC.	23	88
Nuveen Investments Inc.	42	2,722
Nymex Holdings Inc.	6	771
NYSE Euronext.	26	2,441
Ogaki Kyoritsu Bank Ltd/The.	77	428
Okasan Holdings Inc.	61	407
OKO Bank plc.	22	472
Old Mutual PLC.	303	1,159
Old National Bancorp/IN.	122	2,039
Old Republic International Cor.	164	2,514
OMX AB.	13	546
Onex Corp.	12	505
ORIX Corp.	11	2,213
Oversea-Chinese Banking Corp.	291	1,850
Pacific Capital Bancorp NA.	94	1,949
Park National Corp.	15	1,189
PartnerRe Ltd.	39	3,247

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Pennsylvania Real Estate Inves.	84	3,205
Perpetual Ltd.	6	415
PFF Bancorp Inc.	52	554
Philadelphia Consolidated Hold.	78	3,182
Phoenix Cos Inc/The.	231	3,183
Piccolo Credito Valtellinese S.	27	375
Piper Jaffray Cos.	24	1,234
Piraeus Bank SA.	19	762
Platinum Underwriters Holdings.	117	4,212
PMI Group Inc/The.	54	866
PNC Financial Services Group I.	35	2,526
Popular Inc.	160	1,688
Power Corp Of Canada.	17	729
Power Financial Corp.	13	579
Principal Financial Group Inc.	27	1,827
ProAssurance Corp.	43	2,371
Promise Co Ltd.	14	419
Prosperity REIT.	615	127
Protective Life Corp.	41	1,758
Provident Bankshares Corp.	59	1,456
Provident Financial Services I.	115	1,822
Prudential Financial Inc.	44	4,256
Prudential PLC.	134	2,179
PSP Swiss Property AG.	7	379
Public Storage.	18	1,457
QBE Insurance Group Ltd.	102	3,088
Quintain Estates & Development.	21	268
Radian Group Inc.	50	630
Raiffeisen International Bank.	3	496
RAIT Financial Trust.	118	1,074
Ratos AB.	12	352
Raymond James Financial Inc.	60	2,235
Realty Income Corp.	216	6,381
Redwood Trust Inc.	47	1,238
Regency Centers Corp.	36	2,573
Regions Financial Corp.	72	1,953
Reinsurance Group of America I.	18	1,028
RenaissanceRe Holdings Ltd.	42	2,450
Resolution Plc.	38	577
RioCan REIT.	18	443
RLI Corp.	28	1,629
Royal & Sun Alliance Insurance.	164	538
Royal Bank of Canada.	70	4,152
Royal Bank of Scotland Group P.	520	5,586
Safeco Corp.	67	3,879
Sampo Oyj.	27	846
San-In Godo Bank Ltd/The.	44	395
Schroders PLC.	15	480
Segro PLC.	32	311
Selective Insurance Group.	104	2,528
Senior Housing Properties Trus.	179	4,013
Senshu Bank Ltd/The.	152	352
Shenzhen Investment Ltd.	445	425
Shiga Bank Ltd/The.	60	424
Shimao Property Holdings Ltd.	145	512
Shinko Securities Co Ltd.	79	404
Shinsei Bank Ltd.	174	558
Shizuoka Bank Ltd/The.	84	877
Shui On Land Ltd.	369	509
Shun Tak Holdings Ltd.	248	388
Silic.	2	309
Simon Property Group Inc.	34	3,540
Singapore Exchange Ltd.	125	1,348
Sino Land Co.	171	531
Skandinaviska Enskilda Banken.	30	919
SL Green Realty Corp.	31	3,740
Societa Cattolica di Assicuraz.	7	463
Societe Generale.	25	4,195
Sompo Japan Insurance Inc.	116	1,351
South Financial Group Inc/The.	156	3,223

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Sovereign Bancorp Inc.	232	3,348
St George Bank Ltd.	63	2,133
Standard Chartered PLC.	77	2,988
Standard Life PLC.	116	686
State Street Corp.	48	3,829
Sterling Bancshares Inc/TX.	134	1,635
Sterling Financial Corp/WA.	109	2,453
Stockland.	164	1,367
Storebrand ASA.	25	357
Strategic Hotels & Resorts Inc.	159	3,473
Sumitomo Realty & Development.	56	1,956
Sumitomo Trust & Banking Co Lt.	197	1,453
Sun Hung Kai Properties Ltd.	162	3,068
Sun Life Financial Inc.	32	1,859
Suncorp-Metway Ltd.	109	2,059
Sunstone Hotel Investors Inc.	115	3,198
Suntec REIT.	310	388
SunTrust Banks Inc.	36	2,614
Suruga Bank Ltd.	31	405
Susquehanna Bancshares Inc.	95	1,916
SVB Financial Group. (b)	44	2,279
Svenska Handelsbanken AB.	28	928
Swedbank AB.	20	625
Swiss Life Holding.	2	552
Swiss Reinsurance.	21	1,971
SWS Group Inc.	58	1,101
Sydbank A/S.	8	368
Synovus Financial Corp.	197	5,193
T Rowe Price Group Inc.	140	8,994
T&D Holdings Inc.	29	1,727
Takefuji Corp.	16	408
Taubman Centers Inc.	70	4,121
TCF Financial Corp.	79	1,799
TD Ameritrade Holding Corp. (b)	33	632
Thornburg Mortgage Inc.	76	798
Tokai Tokyo Securities Co Ltd.	69	367
Tokyo Tatemono Co Ltd.	37	471
Tokyo Tomin Bank Ltd/The.	11	363
Tokyu Land Corp.	54	554
Topdanmark A/S. (b)	2	341
Torchmark Corp.	60	3,910
Toronto-Dominion Bank.	40	3,021
Travelers Cos Inc/The.	68	3,550
Trustco Bank Corp NY.	175	1,845
Trustmark Corp.	94	2,537
TSX Group Inc.	10	539
UBS AG.	105	5,615
UCBH Holdings Inc.	224	3,824
UDR Inc.	85	2,018
Umpqua Holdings Corp.	117	1,981
Unibail-Rodamco.	4	994
UniCredito Italiano SpA.	675	5,778
UnionBanCal Corp.	33	1,782
Unione di Banche Italiane SCPA.	35	973
Unipol Gruppo Finanziario SpA.	236	864
United Bankshares Inc.	94	2,848
United Industrial Corp Ltd.	190	407
United Overseas Bank Ltd.	143	2,125
Unitrin Inc.	37	1,713
Unum Group.	239	5,578
UOL Group Ltd.	109	396
Urban Corp.	24	414
US Bancorp.	162	5,372
Valad Property Group.	244	430
Valley National Bancorp.	75	1,536
Ventas Inc.	94	4,032
Verwalt & Privat-Bank AG.	1	262
W Holding Co Inc.	391	821
Wachovia Corp.	188	8,597
Waddell & Reed Financial Inc.	53	1,761

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Washington Federal Inc.	185	4,470
Washington Mutual Inc.	90	2,509
Webster Financial Corp.	116	4,204
Weingarten Realty Investors.	50	1,913
Wells Fargo & Co.	384	13,060
Wereldhave NV.	1	119
Westfield Group.	213	4,325
Westpac Banking Corp.	216	6,144
Wheelock & Co Ltd.	149	481
White Mountains Insurance Grou.	4	2,150
Whitney Holding Corp.	146	3,746
Willis Group Holdings Ltd.	69	2,921
Wilmington Trust Corp.	43	1,564
Wing Hang Bank Ltd.	31	363
Wing Lung Bank.	37	382
Wing Tai Holdings Ltd.	157	375
WR Berkley Corp.	105	3,159
XL Capital Ltd.	18	1,295
Yamaguchi Financial Group Inc.	31	361
Yamanashi Chuo Bank Ltd/The.	62	361
Yanlord Land Group Ltd.	181	490
Zenith National Insurance Corp.	80	3,214
Zurich Financial Services AG.	8	2,408
Grand Total		1,142,625

HOLDING COMPANIES (0.1%)
Ackermans & Van Haaren.	4	416
Beijing Enterprises Holdings L.	89	548
China Merchants Holdings Inter.	116	810
China Resources Enterprise.	126	546
Citic Pacific Ltd.	88	551
DCC Plc.	13	356
First Pacific Co.	531	401
GEA Group AG.	12	448
Groupe Bruxelles Lambert SA.	5	638
Guangdong Investment Ltd.	578	393
Guangzhou Investment Co Ltd.	1,210	509
Hutchison Whampoa Ltd.	252	3,141
IFIL - Investments SpA.	36	410
Jardine Matheson Holdings Ltd.	52	1,586
Jardine Strategic Holdings Ltd.	45	747
LVMH Moet Hennessy Louis Vuitt.	14	1,802
Melco International Developmen.	267	500
Noble Group Ltd.	346	564
NWS Holdings Ltd.	159	597
Shanghai Industrial Holdings L.	89	521
Sherritt International Corp.	25	466
Sofina SA.	3	365
Solvac SA.	2	360
Swire Pacific Ltd.	261	1,753
Washington H Soul Pattinson &.	46	416
Wendel.	2	343
Wharf Holdings Ltd.	145	866
		20,055

HEALTH CARE (0.3%)
Csl Limited.	66	2,249
Johnson & Johnson.	265	17,270
Pfizer Inc.	670	16,489
		36,008

INDUSTRIAL (4.8%)
3M Co.	61	5,268
AAR Corp. (b)	47	1,506
ABB Ltd.	124	3,729
Acciona SA.	1	308
ACS Actividades de Construccio.	11	680
Actuant Corp.	35	2,414
Acuity Brands Inc.	56	2,677
Advantest Corp.	20	574

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Aeroports de Paris.	3	343
AGFA-Gevaert NV.	18	250
Agilent Technologies Inc.	55	2,027
Albany International Corp.	47	1,763
Alfa Laval AB.	6	475
Alliant Techsystems Inc.	47	5,188
Allied Waste Industries Inc.	182	2,300
Alps Electric Co Ltd.	39	485
Alstom.	6	1,416
Amada Co Ltd.	46	460
Amcor Ltd.	106	693
Amec PLC.	30	521
American Commercial Lines Inc.	27	403
Ametek Inc.	56	2,632
Amphenol Corp.	94	4,161
Ansell Ltd.	38	438
Applera Corp - Applied Biosyst.	129	4,791
Aptargroup Inc.	83	3,710
Arkansas Best Corp.	44	1,208
Arriva Plc.	24	418
Arrow Electronics Inc. (b)	62	2,479
Asahi Glass Co Ltd.	138	1,880
Assa Abloy AB.	18	377
Astec Industries Inc.	21	952
Auckland International Airport.	152	336
Avnet Inc. (b)	75	3,129
BAE Systems PLC.	185	1,916
Balfour Beatty PLC.	44	453
BE Aerospace Inc.	119	5,915
Belden Inc.	58	3,380
Bemis Co Inc.	67	1,887
Benchmark Electronics Inc.	141	2,892
Bilfinger Berger AG.	4	354
Boeing Co.	102	10,056
Bombardier Inc. (b)	79	468
Boral Ltd.	70	441
Bouygues.	15	1,440
Briggs & Stratton Corp.	91	2,048
Brink's Co/The.	53	3,320
Brother Industries Ltd.	33	440
Bucyrus International Inc.	48	3,960
Burlington Northern Santa Fe C.	29	2,527
Buzzi Unicem SpA.	12	340
CAE Inc.	30	405
Campbell Brothers Ltd.	17	539
Canadian National Railway Co.	26	1,458
Canadian Pacific Railway Ltd.	8	563
Cargotec Corp.	7	433
Carillion PLC.	48	407
Carlisle Cos Inc.	79	3,117
Casio Computer Co Ltd.	31	291
Central Glass Co Ltd.	69	325
Ceradyne Inc.	33	2,258
CH Robinson Worldwide Inc.	92	4,593
Charter Plc. (b)	16	361
Checkpoint Systems Inc. (b)	72	2,178
Cheung Kong Infrastructure Hol.	108	421
China Grand Forestry Resources. (b)	945	330
Chiyoda Corp.	21	386
Cie de Saint-Gobain.	20	2,143
Cimpor Cimentos de Portugal SG.	39	354
Cobham PLC.	99	433
Coherent Inc.	41	1,345
ComfortDelgro Corp Ltd.	285	380
Commercial Metals Co.	75	2,354
COMSYS Holdings Corp.	35	340
Cookson Group PLC.	27	468
Cooper Industries Ltd.	111	5,815
Cosco Corp Singapore Ltd.	114	611
CRH PLC.	30	1,146

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
CSR Ltd.	135	429
CTS Corp.	91	1,124
Cummins Inc.	50	5,998
Cymer Inc.	46	1,955
Daifuku Co Ltd.	31	367
Daiichi Chuo Kisen Kaisha.	53	436
Daikin Industries Ltd.	31	1,553
Dainippon Screen Manufacturing.	53	312
Danaher Corp.	37	3,170
Deere & Co.	23	3,563
Deutsche Post AG.	46	1,392
Dionex Corp.	25	2,200
Disco Corp.	7	413
Donaldson Co Inc.	90	3,857
Downer EDI Ltd.	64	395
DRS Technologies Inc.	52	2,987
Dyno Nobel Ltd.	211	483
EADS.	19	645
Eagle Materials Inc.	63	2,489
Eastman Kodak Co.	201	5,761
Eaton Corp.	94	8,703
Ebara Corp.	81	379
Eiffage SA.	3	339
EMCOR Group Inc.	82	2,823
Energizer Holdings Inc.	30	3,129
Energy Conversion Devices Inc.	50	1,365
ESCO Technologies Inc. (b)	33	1,366
Esterline Technologies Corp. (b)	32	1,753
Expeditors International Washi.	113	5,723
Fanuc Ltd.	23	2,500
FCC.	4	348
FedEx Corp.	26	2,687
Finmeccanica SpA.	16	475
Finning International Inc.	15	516
Firstgroup Plc.	30	496
Fletcher Building Ltd.	56	512
Flir Systems Inc.	86	5,968
Florida Rock Industries Inc.	29	1,825
Flowserve Corp.	30	2,369
FLSmidth & Co A/S.	4	434
Fluor Corp.	46	7,268
Forward Air Corp.	37	1,207
Foster Wheeler Ltd. (b)	37	5,485
Fuji Electric Holdings Co Ltd.	93	351
FUJIFILM Holdings Corp.	61	2,908
Fujikura Ltd.	62	397
Fukuyama Transporting Co Ltd.	75	333
Funai Electric Co Ltd.	7	295
Furukawa Electric Co Ltd.	83	396
Futuris Corp Ltd.	188	371
Gamesa Corp Tecnologica SA.	9	456
Gardner Denver Inc.	68	2,457
Garmin Ltd.	66	7,088
General Cable Corp. (b)	68	4,895
General Dynamics Corp.	34	3,093
General Electric Co.	976	40,172
General Maritime Corp.	67	1,888
Genlyte Group Inc.	17	1,107
Gentex Corp.	91	1,891
Glory Ltd.	14	460
Go-Ahead Group Plc.	7	393
GrafTech International Ltd.	225	4,253
Granite Construction Inc.	45	1,927
Grupo Ferrovial SA.	4	348
GWA International Ltd.	102	343
Hamamatsu Photonics KK.	12	375
Hankyu Hanshin Holdings Inc.	150	701
Harsco Corp.	45	2,728
Heidelberger Druckmaschinen AG.	8	328
Hirose Electric Co Ltd.	4	476

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Hitachi Cable Ltd.	63	418
Hitachi Construction Machinery.	11	446
Hitachi Koki Co Ltd.	22	390
Hitachi Ltd.	393	2,660
Hitachi Zosen Corp. (b)	200	331
Hochtief AG.	4	549
Holcim Ltd.	11	1,253
Honeywell International Inc.	66	3,987
Hong Kong Aircraft Engineerg.	22	557
Horiba Ltd.	10	442
Hosiden Corp.	25	437
HOYA CORP.	51	1,843
Hubbell Inc.	32	1,760
Ibiden Co Ltd.	17	1,434
IDEX Corp.	104	3,684
Ihi Corp.	173	411
Iino Kaiun Kaisha Ltd.	30	419
Imerys SA.	4	389
IMI Plc.	32	374
Impregilo SpA. (b)	48	385
Ingersoll-Rand Co Ltd.	25	1,259
Insituform Technologies Inc.	52	731
Intermec Inc.	61	1,551
Invensys PLC.	50	340
Itron Inc.	39	4,192
ITT Corp.	96	6,424
Jacobs Engineering Group Inc. (b)	62	5,403
Japan Airport Terminal Co Ltd.	22	427
Japan Steel Works Ltd/The.	44	709
JGC Corp.	30	594
JM AB.	13	288
Joy Global Inc.	58	3,367
JS Group Corp.	32	516
Kaba Holding AG.	1	336
Kajima Corp.	124	436
Kawasaki Heavy Industries Ltd.	184	659
Kawasaki Kisen Kaisha Ltd.	69	946
Kaydon Corp.	37	1,990
Keihan Electric Railway Co Ltd.	108	431
Keihin Electric Express Railwa.	64	391
Keio Corp.	68	413
Keisei Electric Railway Co Ltd.	76	416
Kemet Corp.	204	1,442
Kennametal Inc.	50	4,561
Keyence Corp.	4	918
Kinden Corp.	44	389
Kingspan Group Plc.	16	381
Kintetsu Corp.	201	610
Kirby Corp. (b)	28	1,279
Kitz Corp.	38	310
Komatsu Ltd.	110	3,633
Komori Corp.	17	445
Kone OYJ.	6	496
Konecranes Oyj.	9	403
Konica Minolta Holdings Inc.	63	1,092
Koninklijke BAM Groep NV.	13	343
Kubota Corp.	134	1,122
Kuehne & Nagel International A.	4	429
Kurita Water Industries Ltd.	13	430
Kyocera Corp.	22	1,842
Kyowa Exeo Corp.	34	303
L-3 Communications Holdings In.	66	7,236
Lafarge SA.	8	1,301
Landstar System Inc.	72	3,030
Leggett & Platt Inc.	112	2,176
Legrand SA.	11	406
Leighton Holdings Ltd.	15	869
Lincoln Electric Holdings Inc.	53	3,829
Littelfuse Inc.	29	923
Mabuchi Motor Co Ltd.	6	404

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Macquarie Airports.	192	783
Makino Milling Machine Co Ltd.	29	300
Makita Corp.	17	812
MAN AG.	5	893
Manitowoc Co Inc/The.	66	3,251
Martin Marietta Materials Inc.	23	2,975
Maruichi Steel Tube Ltd.	15	424
Masco Corp.	33	795
Matsushita Electric Works Ltd.	42	463
Matthews International Corp.	41	1,868
McDermott International Inc. (b)	118	7,205
Meggitt PLC.	62	440
Methode Electronics Inc.	71	890
Metso Oyj.	7	425
Mettler Toledo International I.	20	2,127
Mine Safety Appliances Co.	28	1,282
Minebea Co Ltd.	71	489
MISUMI Group Inc.	23	387
Mitsubishi Electric Corp.	253	3,061
Mitsubishi Heavy Industries Lt.	396	2,279
Mitsui Engineering & Shipbuild.	91	528
Mitsui OSK Lines Ltd.	141	2,302
Mitsumi Electric Co Ltd.	10	455
Miura Co Ltd.	12	373
Molex Inc.	50	1,365
Monadelphous Group Ltd.	28	439
Moog Inc. (b)	50	2,308
Mori Seiki Co Ltd.	12	300
MTR Corp.	154	531
MTU Aero Engines Holding AG.	6	367
Mueller Industries Inc.	69	2,481
Mueller Water Products Inc.	111	1,174
Multiplex Group.	99	464
Murata Manufacturing Co Ltd.	26	1,566
Nabtesco Corp.	26	439
Nachi-Fujikoshi Corp.	77	378
Nagoya Railroad Co Ltd.	132	388
Nankai Electric Railway Co Ltd.	130	357
National Express Group PLC.	16	439
National Instruments Corp.	76	2,465
NCI Building Systems Inc.	26	1,019
NEC Corp.	239	1,181
Neptune Orient Lines Ltd.	104	367
Newport Corp. (b)	59	807
Nexans SA.	2	340
NGK Insulators Ltd.	35	1,229
Nichias Corp.	38	287
Nichicon Corp.	25	297
Nidec Corp.	14	1,050
Nikon Corp.	41	1,297
Nippon Chemi-Con Corp.	36	282
Nippon Electric Glass Co Ltd.	43	726
Nippon Express Co Ltd.	112	559
Nippon Sheet Glass Co Ltd.	79	478
Nippon Yusen KK.	144	1,473
Nishi-Nippon Railroad Co Ltd.	107	389
Nordson Corp.	40	2,140
Norfolk Southern Corp.	43	2,221
Norsk Hydro ASA.	40	587
Northrop Grumman Corp.	30	2,509
NSK Ltd.	57	499
NTN Corp.	52	493
Obayashi Corp.	85	426
Odakyu Electric Railway Co Ltd.	73	509
OKUMA Corp.	24	332
Okumura Corp.	73	385
Old Dominion Freight Line Inc.	41	926
Olympus Corp.	29	1,194
Omron Corp.	28	681
Orbotech Ltd. (b)	64	1,325

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Orient Overseas International.	32	328
OSG Corp.	27	339
Owens-Illinois Inc.	101	4,486
Pacer International Inc.	68	1,002
Pacific Basin Shipping Ltd.	262	579
Packaging Corp of America.	60	1,910
Pall Corp.	77	3,085
Panalpina Welttransport Holdin.	2	377
Park Electrochemical Corp.	22	689
Parker Hannifin Corp.	85	6,791
Pentair Inc.	63	2,230
Power-One Inc.	143	811
Precision Castparts Corp.	21	3,146
Regal-Beloit Corp.	41	2,011
Republic Services Inc.	109	3,727
Rexam PLC.	38	429
Rheinmetall AG.	4	354
Rinnai Corp.	13	402
Rockwell Automation Inc/DE.	19	1,309
Rockwell Collins Inc.	88	6,583
Rolls-Royce Group PLC.	99	1,108
Roper Industries Inc.	46	3,257
Royal Philips.	63	2,605
Ryder System Inc.	43	2,058
Ryobi Ltd.	56	374
Sacyr Vallehermoso SA.	8	376
Safran SA.	15	380
Sagami Railway Co Ltd.	118	414
Saia Inc.	37	521
Sankyu Inc.	77	434
Sanmina-SCI Corp.	445	983
Sanwa Holdings Corp.	65	341
Sanyo Electric Co Ltd.	250	412
Schindler Holding AG.	6	420
Schneider Electric SA.	13	1,790
Seino Holdings Corp.	40	341
SembCorp Industries Ltd.	103	420
SembCorp Marine Ltd.	144	442
Sharp Corp.	129	2,018
Shima Seiki Manufacturing Ltd.	9	460
Shimizu Corp.	86	446
Siemens AG.	46	6,288
SIG Plc.	15	331
Sims Group Ltd.	17	446
Singapore Post Ltd.	472	398
Skanska AB.	22	435
SMC Corp/Japan.	7	933
Snap-On Inc.	75	3,743
SNC-Lavalin Group Inc.	11	570
Sonoco Products Co.	62	1,917
Spirit Aerosystems Holdings In.	143	4,965
ST Engineering.	159	418
Stanley Electric Co Ltd.	22	485
Stanley Works/The.	52	2,993
Star Micronics Co Ltd.	13	406
Stericycle Inc.	47	2,742
STX Pan Ocean Co Ltd.	250	636
Sumitomo Electric Industries L.	89	1,429
Sumitomo Heavy Industries Ltd.	71	927
Sumitomo Osaka Cement Co Ltd.	152	377
Tadano Ltd.	27	337
Taiheiyo Cement Corp.	112	349
Taisei Corp.	126	377
Taiyo Yuden Co Ltd.	18	295
Techtronic Industries Co.	325	348
Teekay Corp.	27	1,511
Tektronix Inc.	49	1,855
Teledyne Technologies Inc.	42	2,197
Teleflex Inc.	51	3,734
Tenaris SA.	26	694

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Terex Corp. (b)	54	4,008
Tetra Tech Inc.	106	2,475
Texas Industries Inc.	36	2,630
Textron Inc.	37	2,561
Thales SA.	7	436
THK Co Ltd.	16	350
Thomas & Betts Corp. (b)	31	1,736
Timken Co.	48	1,596
Titan Cement Co SA.	7	341
TNT NV.	21	859
Tobu Railway Co Ltd.	101	474
Toda Corp.	71	370
Toho Zinc Co Ltd.	40	358
Tokyo Seimitsu Co Ltd.	11	257
Tokyu Corp.	125	807
Toll Holdings Ltd.	70	868
Tomkins Plc.	80	369
Toshiba Corp.	380	3,178
Toyo Seikan Kaisha Ltd.	23	414
Toyota Industries Corp.	26	1,104
Transfield Services Ltd.	40	584
Transpacific Industries Group.	34	353
Transport International Holdin.	72	365
Travis Perkins PLC.	10	303
Tredegar Corp.	54	941
Trimble Navigation Ltd.	167	6,964
Trinity Industries Inc.	43	1,554
Tsubakimoto Chain Co.	53	363
Tyco International Ltd.	50	2,059
Ulvac Inc.	9	349
Union Pacific Corp.	27	3,457
United Group Ltd.	24	476
United Technologies Corp.	84	6,434
URS Corp. (b)	68	4,203
Ushio Inc.	20	409
UTi Worldwide Inc.	41	1,046
Vallourec.	3	869
Varian Inc.	40	2,956
Venture Corp Ltd.	38	365
Vestas Wind Systems A/S. (b)	10	892
Vishay Intertechnology Inc.	106	1,335
Wabtec Corp.	63	2,364
Wartsila Oyj.	5	408
Washington Group International. (b)	37	3,602
Waste Connections Inc.	90	3,043
Waste Management Inc.	47	1,710
Waters Corp.	54	4,157
Weir Group Plc (The).	26	480
Werner Enterprises Inc.	106	2,016
Wesfarmers Ltd.	46	1,883
Wienerberger AG.	6	374
WorleyParsons Ltd.	23	1,028
Worthington Industries Inc.	148	3,700
Yamatake Corp.	13	405
Yamato Holdings Co Ltd.	53	777
Yaskawa Electric Corp.	32	426
YIT OYJ.	12	369
Yokogawa Electric Corp.	28	350
YRC Worldwide Inc. (b)	124	3,048
Zardoya Otis SA.	12	405
Zebra Technologies Corp.	36	1,407
Zodiac SA.	5	346
		679,859

TECHNOLOGY (3.5%)
ACI Worldwide Inc.	136	3,110
Actel Corp.	78	888
Activision Inc.	143	3,382
Adobe Systems Inc. (b)	79	3,784
Advanced Micro Devices Inc. (b)	279	3,649

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Advent Software Inc.	22	1,217
Affiliated Computer Services I.	49	2,482
Agilysys Inc.	66	1,142
Altera Corp.	188	3,689
Amkor Technology Inc.	226	2,561
Analog Devices Inc.	44	1,472
Ansys Inc.	109	4,230
Apple Inc. (b)	124	23,554
Applied Materials Inc.	212	4,117
ARM Holdings Plc.	129	398
ASM Pacific Technology.	42	327
ASML Holding NV.	22	766
Asyst Technologies Inc.	147	706
ATMI Inc.	43	1,382
Atos Origin SA. (b)	7	426
Autodesk Inc. (b)	123	6,015
Automatic Data Processing Inc.	74	3,667
Autonomy Corp PLC.	23	470
Avid Technology Inc.	53	1,558
Axcelis Technologies Inc.	193	905
BEA Systems Inc.	247	4,174
BMC Software Inc.	109	3,689
Borland Software Corp.	134	587
Broadcom Corp.	64	2,083
Brocade Communications Systems.	1,137	10,813
Brooks Automation Inc.	180	2,336
Business Objects SA. (b)	8	481
CA Inc.	75	1,984
Cabot Microelectronics Corp.	31	1,230
CACI International Inc.	39	2,100
Canon Inc.	147	7,326
Cap Gemini SA.	8	510
Cerner Corp.	33	1,965
CGI Group Inc.	38	433
Ciber Inc.	102	795
Citrix Systems Inc.	96	4,127
Cognizant Technology Solutions.	152	6,302
Cognos Inc.	10	505
Computer Sciences Corp. (b)	115	6,715
Computershare Ltd.	59	470
Compuware Corp.	206	2,060
Conexant Systems Inc.	1,146	1,467
CSG Systems International Inc.	81	1,663
CSK Holdings Corp.	12	467
Dassault Systemes SA.	6	375
Dell Inc.	290	8,874
DSP Group Inc.	72	1,137
DST Systems Inc.	27	2,287
Dun & Bradstreet Corp.	31	3,002
Electronic Arts Inc.	41	2,506
Electronics for Imaging.	122	2,782
EMC Corp/Massachusetts. (b)	317	8,049
Emulex Corp.	186	4,029
Entegris Inc.	226	2,063
Factset Research Systems Inc.	22	1,551
Fidelity National Information.	102	4,704
Fiserv Inc.	89	4,931
Formfactor Inc.	58	2,268
Fujitsu Ltd.	244	1,903
Global Payments Inc.	42	1,998
Hewlett-Packard Co.	378	19,535
Hutchinson Technology Inc.	50	1,187
IBM.	133	15,444
IKON Office Solutions Inc.	199	2,627
Imation Corp.	64	1,426
Indra Sistemas SA.	15	435
Infineon Technologies AG. (b)	41	602
Informatica Corp.	113	1,930
Intel Corp.	839	22,569
International Rectifier Corp.	35	1,168

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Intersil Corp.	85	2,579
Intuit Inc.	167	5,372
Itochu Techno-Solutions Corp.	11	390
Jack Henry & Associates Inc.	181	5,289
Kla-Tencor Corp.	26	1,369
Konami Corp.	17	500
Kulicke & Soffa Industries Inc. (b)	102	772
Lam Research Corp.	63	3,163
Lattice Semiconductor Corp.	302	1,262
Lenovo Group Ltd.	578	651
Linear Technology Corp.	34	1,123
LogicaCMG PLC.	123	416
Logitech International SA. (b)	14	487
Marvell Technology Group Ltd.	61	1,100
Mastercard Inc.	35	6,634
Maxim Integrated Products Inc.	62	1,680
MEMC Electronic Materials Inc.	36	2,636
Micrel Inc.	144	1,303
Micros Systems Inc.	53	3,806
Microsemi Corp. (b)	88	2,342
Microsoft Corp.	1,204	44,319
Misys PLC.	79	397
National Semiconductor Corp.	136	3,419
NAVTEQ Corp.	51	3,937
NCR Corp.	94	2,593
NEC Electronics Corp.	13	354
Neopost SA.	3	348
Network Appliance Inc.	50	1,575
Nomura Research Institute Ltd.	19	667
Novell Inc.	212	1,603
Novellus Systems Inc.	62	1,761
Nvidia Corp.	119	4,210
Obic Co Ltd.	2	400
ON Semiconductor Corp.	157	1,601
Oracle Corp Japan.	9	412
Oracle Corp.	567	12,570
Otsuka Corp.	4	382
Palm Inc.	185	1,669
Parametric Technology Corp.	244	4,660
Paychex Inc.	45	1,880
Perot Systems Corp.	188	2,745
Photronics Inc.	76	831
Pitney Bowes Inc.	24	961
PMC - Sierra Inc.	455	4,100
QLogic Corp.	125	1,941
Quantum Corp.	393	1,572
Rambus Inc.	60	1,187
Red Hat Inc.	103	2,224
Research In Motion Ltd.	27	3,365
Ricoh Co Ltd.	87	1,700
Rohm Co Ltd.	13	1,132
Sage Group PLC.	82	413
Salesforce.com Inc.	49	2,762
SanDisk Corp.	31	1,376
SAP AG.	49	2,663
SEI Investments Co.	75	2,372
Seiko Epson Corp.	19	444
Semiconductor Manufacturing In.	2,980	338
Semtech Corp.	134	2,293
Shinko Electric Industries Co.	16	364
Silicon Laboratories Inc.	71	3,103
Silicon Storage Technology Inc.	161	535
Skyworks Solutions Inc. (b)	295	2,720
Square Enix Co Ltd.	13	426
SRA International Inc.	56	1,538
STMicroelectronics NV.	36	615
Sun Microsystems Inc.	370	2,113
Sybase Inc.	195	5,577
Synopsys Inc.	90	2,543
Take-Two Interactive Software.	93	1,747

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
TDK Corp.	16	1,302
Teradata Corp.	183	5,221
Teradyne Inc.	121	1,493
Tessera Technologies Inc.	61	2,330
Texas Instruments Inc.	208	6,781
THQ Inc.	85	2,303
Tokyo Electron Ltd.	19	1,105
TomTom NV.	6	478
Trident Microsystems Inc.	71	535
TriQuint Semiconductor Inc.	270	1,693
Unisys Corp. (b)	221	1,344
Varian Semiconductor Equipment.	102	4,694
VeriFone Holdings Inc.	35	1,730
Western Digital Corp.	142	3,681
Wincor Nixdorf AG.	4	397
Wind River Systems Inc.	181	2,264
Xerox Corp.	127	2,215
Xilinx Inc.	192	4,685
		491,141

UTILITIES (1.9%)
AEM SpA.	116	488
AES Corp/The. (b)	89	1,905
AGL Energy Ltd.	51	572
AGL Resources Inc.	156	6,167
Algonquin Power Income Fund.	16	148
Allegheny Energy Inc.	87	5,277
Allete Inc.	56	2,447
Ameren Corp.	137	7,406
American Electric Power Co Inc.	40	1,928
Aqua America Inc.	87	2,024
Aquila Inc. (b)	798	3,336
Atco Ltd.	7	470
Atmos Energy Corp.	189	5,301
Avista Corp.	97	2,139
Babcock & Brown Infrastructure.	269	410
Black Hills Corp.	69	3,065
British Energy Group PLC.	56	621
Canadian Utilities Ltd.	9	518
Centerpoint Energy Inc.	178	2,983
Centrica PLC.	202	1,549
China Resources Power Holdings.	150	554
Chubu Electric Power Co Inc.	87	2,221
Chugoku Electric Power Co Inc/.	35	687
Cleco Corp.	127	3,346
CLP Holdings Ltd.	192	1,291
CMS Energy Corp.	141	2,393
Consolidated Edison Inc.	25	1,177
Contact Energy Ltd.	54	377
Dominion Resources Inc/VA.	27	2,474
DPL Inc.	72	2,091
DTE Energy Co.	112	5,555
Duke Energy Corp.	129	2,473
Dynegy Inc. (b)	253	2,330
E.ON AG.	38	7,433
Edison International.	31	1,801
El Paso Electric Co.	92	2,240
Electric Power Development Co.	20	792
Electricite de France.	13	1,559
Enagas.	16	454
Endesa SA.	26	1,354
Enel SpA.	231	2,765
Energias de Portugal SA.	125	804
Energy East Corp.	100	2,788
Entergy Corp.	20	2,397
Exelon Corp.	63	5,215
FirstEnergy Corp.	31	2,161
Fortis Inc.	16	478
Fortum Oyj.	24	1,040
FPL Group Inc.	38	2,600

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Gas Natural SDG SA.	7	430
Gaz de France SA.	11	625
Great Plains Energy Inc.	57	1,701
Hawaiian Electric Industries I.	174	4,037
Hokkaido Electric Power Co Inc.	24	516
Hokuriku Electric Power Co.	24	501
Hong Kong & China Gas Co.	428	1,146
HongKong Electric Holdings.	154	789
Iberdrola SA.	208	3,347
Idacorp Inc.	94	3,280
Integrys Energy Group Inc.	47	2,529
International Power PLC.	82	834
Kansai Electric Power Co Inc/T.	100	2,245
Kyushu Electric Power Co Inc.	53	1,289
MDU Resources Group Inc.	105	2,957
National Grid PLC.	148	2,467
Nicor Inc.	29	1,255
NiSource Inc.	172	3,517
Northeast Utilities.	96	2,960
Northumbrian Water Group PLC.	63	430
Northwest Natural Gas Co.	50	2,409
NorthWestern Corp.	70	1,931
NRG Energy Inc.	120	5,479
NSTAR.	67	2,356
OGE Energy Corp.	58	2,221
Osaka Gas Co Ltd.	250	969
Pennon Group PLC.	31	404
Pepco Holdings Inc.	122	3,476
PG&E Corp.	35	1,713
Piedmont Natural Gas Co.	151	3,855
Pinnacle West Capital Corp.	63	2,545
PNM Resources Inc.	148	3,701
PPL Corp.	39	2,016
Progress Energy Inc.	22	1,056
Public Power Corp SA.	13	527
Public Service Enterprise Grou.	25	2,390
Puget Energy Inc.	77	2,175
Red Electrica de Espana.	9	505
Reliant Energy Inc.	238	6,550
RWE AG.	30	4,027
SCANA Corp.	66	2,679
Scottish & Southern Energy PLC.	47	1,521
Sempra Energy.	24	1,476
Severn Trent PLC.	15	452
Shikoku Electric Power Co Inc.	28	701
Sierra Pacific Resources.	140	2,362
Snam Rete Gas SpA.	70	453
Southern Co.	70	2,566
Southwest Gas Corp.	78	2,321
Suez SA.	64	4,162
TECO Energy Inc.	130	2,188
Terna Rete Elettrica Nazionale.	113	442
Toho Gas Co Ltd.	84	433
Tohoku Electric Power Co Inc.	59	1,243
Tokyo Electric Power Co Inc/Th.	159	4,024
Tokyo Gas Co Ltd.	282	1,249
TransAlta Corp.	14	505
TrustPower Ltd.	60	429
UGI Corp.	224	5,963
Union Fenosa SA.	7	465
Unisource Energy Corp.	76	2,411
United Utilities PLC.	48	728
Vectren Corp.	163	4,571
Veolia Environnement.	22	1,964
Verbund.	8	528
Westar Energy Inc.	198	5,271
WGL Holdings Inc.	105	3,562
Wisconsin Energy Corp.	82	3,926
Xcel Energy Inc.	278	6,269
		263,631

Total Common Stock (Cost $ 4,904,646)		5,367,174

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
CORPORATE BONDS (13.3%)
BASIC MATERIALS (1.3%)
E.I. Du Pont De Nemours, 4.88%, 4/30/2014	53,000	51,523
Eastman Chemical, 7.60%, 2/1/2027	120,000	132,255
Weyerhaeuser Co., 6.95%, 8/1/2017	2,000	2,073
		185,851

COMMUNICATIONS (1.9%)
Comcast Corp., 6.50%, 11/15/2035	72,000	73,044
Sprint Capital Corp., 8.38%, 3/15/2012	61,000	66,621
Verizon Communications, 7.25%, 12/1/2010	116,000	123,753
		263,418

CONSUMER GOODS (1.1%)
Anheuser-Busch Cos Inc., 5.05%, 10/15/2016	2,000	1,941
Bottling Group Llc., 4.63%, 11/15/2012	29,000	28,545
Coca-Cola Enterprises., 8.50%, 2/1/2022	2,000	2,521
Conagra Foods Inc., 6.75%, 9/15/2011	2,000	2,100
Kimberly-Clark Corp., 5.00%, 8/15/2013	48,000	47,514
Macys Retail Hldgs Inc., 5.75%, 7/15/2014	2,000	1,935
Procter & Gamble Co., 4.95%, 8/15/2014	38,000	37,688
Target Corp., 5.88%, 3/1/2012	30,000	30,901
		153,144

CONSUMER, CYCLICAL (0.4%)
Wal-Mart Stores., 4.55%, 5/1/2013	61,000	59,567
		59,567

ENERGY (0.02%)
Kinder Morgan Energy Partners, 7.75%, 3/15/2032	2,000	2,232
		2,232

FINANCIAL (6.6%)
Allstate Corp., 7.20%, 12/1/2009	30,000	31,337
American General Finance., 5.38%, 10/1/2012	107,000	105,905
Citigroup Inc., 6.63%, 1/15/2028	9,000	9,432
Conocophillips Canada., 5.63%, 10/15/2016	23,000	23,411
Countrywide Finl Corp., 6.25%, 5/15/2016	50,000	39,795
Credit Suisse USA Inc., 6.13%, 11/15/2011	207,000	214,042
Wachovia Bank NA., 7.80%, 8/18/2010	61,000	93,902
Goldman Sachs Group Inc., 5.95%, 1/15/2027	101,000	29,599
JPMC Capital XVIII., 6.95%, 8/17/2036	30,000	39,203
Lehman Brothers Holdings., 6.63%, 1/18/2012	38,000	59,487
Merrill Lynch & Co., 6.05%, 5/16/2016	60,000	79,417
Morgan Stanley., 6.75%, 4/15/2011	76,000	60,025
National Rural Utilities., 7.25%, 3/1/2012	56,000	44,426
Prudential Financial Inc., 5.10%, 9/20/2014	46,000	39,600
US Bank NA., 6.38%, 8/1/2011	38,000	65,378
		934,960

HEALTH CARE (0.3%)
Wyeth., 5.50%, 2/1/2014	38,000	38,105
		38,105

INDUSTRIAL (0.6%)
Boeing Co., 6.13%, 2/15/2033	30,000	30,998
Burlington North Santa Fe, 7.00%, 12/15/2025	2,000	2,161
Norfolk Southern Corp., 6.20%, 4/15/2009	12,000	12,175
Union Pacific Corp., 4.88%, 1/15/2015	41,000	39,168
		84,502

TECHNOLOGY (0.3%)
IBM Corp., 8.38%, 11/1/2019	30,000	36,961
		36,961

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
UTILITIES (0.8%)
Dominion Resources Inc., 4.13%, 2/15/2008	38,000	37,870
Duke Energy Carolinas., 6.25%, 1/15/2012	30,000	31,168
Exelon Corporation., 4.90%, 6/15/2015	2,000	1,876
Florida Power & Light., 5.95%, 10/1/2033	40,000	39,955
Southern Power Co., 4.88%, 7/15/2015	2,000	1,902
		112,772

Total Corporate Bonds (Cost $ 1,873,893)		1,871,512

U.S. Government Agency Pass-Through Securities (14.7%)
FREDDIE MAC (3.3%)
4.00%, 6/1/2018, Pool #E01401	42,056	39,893
4.50%, 1/1/2019, Pool #B11878	65,233	63,259
5.50%, 11/1/2035, Pool #A47728	51,428	50,686
6.00%, 7/1/2034, Pool #A24370	43,659	44,037
5.50%, 8/1/2033, Pool #A11851	55,906	55,197
5.50%, 10/1/2034, Pool #A27526	50,058	49,413
5.50%, 10/1/2035, Pool #A39170	139,274	137,265
6.50%, 12/1/2033, Pool #A16523	20,352	20,942
		460,693

FANNIE MAE (9.9%)
4.50%, 1/1/2019, Pool #735057	25,215	24,460
4.50%, 9/1/2020, Pool #839289	26,247	25,398
5.00%, 1/1/2019, Pool #255077	50,089	49,482
5.00%, 5/1/2018, Pool #703444	12,585	12,390
5.00%, 6/1/2020, Pool #839333	22,256	21,912
5.00%, 7/1/2034, Pool #255268	387,259	372,607
5.00%, 12/1/2019, Pool #745369	15,757	15,566
5.50%, 3/1/2020, Pool #735405	38,117	38,183
5.50%, 8/1/2017, Pool #826283	14,457	14,546
5.50%, 12/1/2020, Pool #850811	101,308	101,484
6.00%, 4/1/2035, Pool #735503	22,496	22,745
6.00%, 6/1/2017, Pool #555004	10,606	10,805
6.00%, 9/1/2033, Pool #736937	23,622	23,797
6.00%, 10/1/2032, Pool #667994	58,052	58,745
5.50%, 6/1/2033, Pool #702459	60,619	59,736
5.50%, 4/1/2034, Pool #725424	27,699	27,296
5.50%, 9/1/2033, Pool #254869	45,690	45,153
6.50%, 9/1/2034, Pool #783390	47,316	48,431
6.50%, 4/1/2036, Pool #851187	44,711	45,765
5.00%, 5/1/2034, Pool #768230	42,483	40,776
5.50%, 1/1/2035, Pool #808374	187,724	184,990
7.00%, 4/1/2034, Pool #780703	33,078	34,458
5.00%, 12/1/2026, Pool #256570	61,865	60,013
4.41%, 10/1/2035, Pool #836206	57,091	56,529
		1,395,266

GNMA (1.6%)
6.00%, 9/20/2034, Pool #2 3611	22,947	23,206
5.50%, 4/15/2033, Pool #603566	19,734	19,639
5.50%, 4/15/2034, Pool #626116	13,187	13,117
6.00%, 2/15/2032, Pool #569704	163,542	165,986
		221,948

Total U.S. Government Agency Pass-Through Securities (Cost $ 2,061,149)		2,077,907

U.S. Government Agency Securities (2.4%)
FANNIE MAE (1.1%)
4.50%, 10/15/2008	75,000	75,232
6.63%, 9/15/2009	75,000	78,048
		153,280

FREDDIE MAC (1.1%)
4.63%, 12/19/2008	55,000	55,099
4.75%, 1/18/2011	55,000	55,523
6.25%, 7/15/2032	40,000	45,679
Grand Total		156,301

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2015 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
FEDERAL HOME LOAN BANK (0.2%)
4.63%, 11/21/2008	30,000	30,047
Grand Total		30,047

Total U.S. Government Agency Securities (Cost $ 335,729)		339,628

U.S. Treasury Obligations (9.4%)
U.S. TREASURY BONDS (2.5%)
5.25%, 11/15/2028	334,000	354,301
		354,301

U.S. TREASURY NOTES (6.9%)
5.63%, 5/15/2008	326,000	328,521
4.00%, 4/15/2010	236,000	236,369
4.00%, 6/15/2009	230,000	230,162
4.00%, 2/15/2015	93,000	91,067
4.25%, 8/15/2015	16,000	15,880
4.88%, 2/15/2012	65,000	67,041
		969,040

Total U.S. Treasury Obligations (Cost $ 1,306,686)		1,323,341

Foreign Government Agency Securities (13.7%)
BELGIUM (0.6%)
Belgian Government Bond, 5.50%, 9/28/2017	56,000	88,330
		88,330

SPAIN (0.7%)
Bonos Y Obligación Del Estado 5.50%, 7/30/2017	62,000	97,787
		97,787

GERMANY (1.9%)
Bundesobligation, 4.00%, 4/13/2012	183,000	263,449
		263,449

ITALY (1.7%)
Buoni Poliennali Del Tesoro, 5.25%, 8/01/2017	158,000	242,734
		242,734

FRANCE (1.5%)
France O.A.T 3.75%, 4/25/2017	151,000	208,977
		208,977

JAPAN (5.6%)
Japan Government Bond, 1.50%, 6/20/2012	89,100,000	787,364
		787,364

NETHERLANDS (0.6%)
Netherlands Government Bond, 4.00%, 7/15/2016	62,000	87,875
		87,875

UNITED KINGDOM (1.1%)
United Kingdom Treasury Bond, 4.00%, 9/07/2016	80,000	155,413
		155,413

Total Foreign Government Agency Securities (Cost $ 1,829,970)		1,931,928

Investment Companies (7.7%)
American Beacon Money Market Fund	264,575	264,575
BLDRS Emerging Markets 50 ADR Equity Fund	2,455	147,226
Dreyfus Cash Management Plus	103,949	103,949
IShares MSCI Emerging Markets Equity Fund	2,578	430,552
Vanguard Emerging Markets Equity Fund	1,190	139,016
		1,085,318

Total Investment Companies (Cost $ 924,878)		1,085,318

Total Investments (Cost $ 13,236,951) – (a) 99.2%		13,996,808

Other assets in excess of liabilities – 0.8%		108,897

NET ASSETS – 100.00%		14,105,705

(a) See notes to financial statements for tax unrealized appreciation/(depreciation) of securities
(b) Non-income producing security.

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
COMMON STOCKS (49.5%)
BASIC MATERIALS (2.9%)
Acerinox SA.	47	1,386
Agnico-Eagle Mines Ltd.	29	1,657
Agrium, Inc.	30	1,905
Air Products & Chemicals Inc.	66	6,458
Air Water, Inc.	104	1,168
Airgas, Inc.	317	15,999
AK Steel Holding Corp. (b)	489	24,514
Akzo Nobel NV.	48	3,860
Albemarle Corp.	130	6,209
Alcan, Inc.	61	6,134
Alcoa, Inc.	285	11,283
Allegheny Technologies Inc.	163	16,654
Alumina Ltd.	442	2,746
Antofagasta PLC.	84	1,463
Arkema.	19	1,292
Asahi Kasei Corp.	531	4,032
Ashland Inc.	113	6,635
Barrick Gold Corp.	152	6,757
BASF AG.	88	12,206
Bayer AG.	135	11,254
BHP Billiton Ltd.	1,274	54,703
BHP Billiton PLC.	419	15,955
BlueScope Steel Ltd.	276	2,725
Boehler-Uddeholm AG.	12	1,276
Cabot Corp.	116	4,061
Cameco Corp.	59	2,907
Carpenter Technology Corp.	117	16,954
Celanese Corp.	321	13,469
Chemtura Corp.	497	4,632
Ciba Specialty Chemicals AG.	20	994
Clariant AG.	80	1,022
Cleveland-Cliffs, Inc.	172	16,452
Cytec Industries, Inc.	174	11,608
Daicel Chemical Industries Ltd.	186	1,359
Daido Steel Co Ltd.	171	1,155
Dainippon Ink and Chemicals, Inc.	318	1,513
Denki Kagaku Kogyo K K.	249	1,455
Domtar Corp. (b)	1,196	10,262
The Dow Chemical Co.	314	14,143
DOWA HOLDINGS CO LTD.	115	1,329
Eastman Chemical Co.	190	12,652
Ecolab, Inc.	302	14,245
EI Du Pont de Nemours & Co.	300	14,853
Ferro Corp.	337	6,983
First Quantum Minerals Ltd.	13	1,399
FMC Corp.	302	17,365

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
FNX Mining Co, Inc.	41	1,656
Fortescue Metals Group Ltd.	44	2,049
Georgia Gulf Corp.	208	2,517
Givaudan SA.	1	982
Goldcorp, Inc.	124	4,361
HB Fuller Co.	417	12,272
Hercules, Inc.	800	15,048
Hitachi Chemical Co Ltd.	59	1,437
Hitachi Metals Ltd.	103	1,327
Hokuetsu Paper Mills Ltd.	237	1,122
HudBay Minerals, Inc.	51	1,470
Huntsman Corp.	183	4,822
Iluka Resources Ltd.	244	993
Imperial Chemical Industries PLC	199	2,727
Inmet Mining Corp.	14	1,497
International Flavors & Fragrance	168	8,771
International Paper Co.	142	5,248
Ivanhoe Mines Ltd.	86	1,182
JFE Holdings, Inc.	232	13,452
Johnson Matthey PLC.	39	1,448
JSR Corp.	81	2,085
Jubilee Mines NL.	93	2,037
K+S AG.	8	1,672
Kaneka Corp.	152	1,341
Kansai Paint Co Ltd.	143	1,070
Kazakhmys PLC.	48	1,471
Kingboard Chemical Holdings Ltd.	224	1,460
Kinross Gold Corp.	104	2,056
Kobe Steel Ltd.	1,180	4,204
Koninklijke DSM NV.	36	2,041
Lanxess AG.	23	1,139
Lee & Man Paper Manufacturing	288	1,141
Lihir Gold Ltd. (b)	693	2,666
Linde AG.	22	2,784
Lonmin Plc.	17	1,215
Lonza Group AG.	13	1,514
Louisiana-Pacific Corp.	216	3,555
Lubrizol Corp.	140	9,503
Lundin Mining Corp.	97	1,314
MeadWestvaco Corp.	415	13,961
Meridian Gold, Inc.	228	9,339
Minara Resources Ltd.	229	1,386
Minerals Technologies, Inc.	79	5,547
Mitsubishi Chemical Holdings Co.	521	4,276
Mitsubishi Gas Chemical Co, Inc.	176	1,742
Mitsubishi Materials Corp.	474	2,740
Mitsui Chemicals, Inc.	298	2,771
Mitsui Mining & Smelting Co Ltd.	257	1,074
Monsanto Co.	267	26,066
Neenah Paper, Inc.	55	1,870
Newcrest Mining Ltd.	126	3,803
Newmont Mining Corp. (b)	181	9,206
Nine Dragons Paper Holdings Ltd.	442	1,183
Nippon Kayaku Co Ltd.	143	1,148
Nippon Light Metal Co Ltd.	479	980

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Nippon Paint Co Ltd.	246	1,362
Nippon Shokubai Co Ltd.	141	1,386
Nippon Steel Corp.	2,524	16,604
Nippon Yakin Kogyo Co Ltd.	105	990
Nissan Chemical Industries Ltd.	100	1,368
Nisshin Steel Co Ltd.	322	1,222
Nitto Denko Corp.	62	3,004
Norske Skogindustrier ASA.	88	967
Nova Chemicals Corp.	33	1,199
Nufarm Ltd.	111	1,613
OJI Paper Co Ltd.	384	1,751
Olin Corp.	450	10,251
OneSteel Ltd.	432	2,768
Orica Ltd.	119	3,426
OSAKA Titanium Technologies Co.	14	1,212
Outokumpu OYJ.	40	1,492
Oxiana Ltd.	579	2,265
Pacific Metals Co Ltd.	71	882
Paladin Energy Ltd.	203	1,549
PaperlinX Ltd.	455	1,170
Plum Creek Timber Co, Inc.	394	17,600
Potash Corp of Saskatchewan	52	6,472
PPG Industries, Inc.	49	3,662
Praxair, Inc.	158	13,506
Rautaruukki OYJ.	19	1,087
Rayonier, Inc.	157	7,582
Reliance Steel & Aluminum Co.	126	7,352
Rengo Co Ltd.	224	1,608
Rio Tinto Ltd.	124	12,705
Rio Tinto PLC.	178	16,621
Rohm & Haas Co.	388	20,128
RPM International, Inc.	839	17,980
RTI International Metals, Inc. (b)	96	7,505
Salzgitter AG.	7	1,376
Schulman A, Inc.	145	3,423
Sensient Technologies Corp.	319	9,535
SGL Carbon AG. (b)	24	1,409
Shin-Etsu Chemical Co Ltd.	155	9,861
Showa Denko KK.	447	1,740
Sigma-Aldrich Corp.	190	9,817
Smurfit-Stone Container Corp.	516	6,249
Solvay SA.	10	1,519
Southern Copper Corp.	21	2,934
Ssab Svenskt Stal AB.	34	1,103
Steel Dynamics, Inc.	203	10,804
Stillwater Mining Co.	268	2,983
Stora Enso Oyj.	101	1,852
Sumitomo Bakelite Co Ltd.	174	1,057
Sumitomo Chemical Co Ltd.	628	5,547
Sumitomo Forestry Co Ltd.	135	1,003
Sumitomo Metal Industries Ltd.	1,670	8,149
Sumitomo Metal Mining Co Ltd.	219	4,821
Syngenta AG.	17	4,083
Taiyo Nippon Sanso Corp.	146	1,295
Teck Cominco Ltd.	75	3,756

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Temple-Inland, Inc.	170	9,124
ThyssenKrupp AG.	68	4,518
Titanium Metals Corp.	133	4,682
Tokai Carbon Co Ltd.	113	1,403
Tokuyama Corp.	98	1,356
Tokyo Steel Manufacturing Co Ltd.	76	1,045
Tosoh Corp.	228	1,445
Ube Industries Ltd.	412	1,468
Umicore.	5	1,246
United States Steel Corp.	268	28,916
UPM-Kymmene Oyj.	94	2,103
Uranium One, Inc.	107	1,188
USEC, Inc. (b)	353	3,106
Valspar Corp.	651	16,295
Vedanta Resources PLC.	34	1,556
Voestalpine AG.	19	1,708
Vulcan Materials Co.	143	12,228
Wacker Chemie AG.	5	1,219
Wausau Paper Corp.	388	3,884
Weyerhaeuser Co.	70	5,314
Xstrata PLC.	110	7,885
Yamana Gold, Inc.	113	1,703
Yamato Kogyo Co Ltd.	26	1,199
Yara International ASA.	46	1,781
Zeon Corp.	118	1,105
Zinifex Ltd.	186	2,885
		1,009,791

COMMUNICATIONS (4.9%)
3Com Corp.	821	4,006
Adaptec, Inc.	937	3,308
Akamai Technologies, Inc.	277	10,856
Alcatel-Lucent.	409	3,969
Alltel Corp.	113	8,040
Amazon.Com, Inc.	147	13,105
American Tower Corp. (b)	180	7,952
Andrew Corp.	354	5,190
Anixter International, Inc. (b)	133	9,556
APN News & Media Ltd.	253	1,263
Ariba, Inc.	612	7,919
AT&T, Inc.	1,900	79,400
BCE, Inc.	144	6,287
Belgacom SA.	30	1,433
Belo Corp.	200	3,700
Black Box Corp.	119	4,758
British Sky Broadcasting Group.	190	2,689
BT Group PLC.	1,529	10,366
Cable & Wireless PLC.	436	1,767
Cablevision Systems Corp. (b)	378	11,087
CBS Corp.	205	5,884
C-COR, Inc.	271	3,322
CenturyTel, Inc.	247	10,880
Charter Communications, Inc.	1,589	3,289
Check Point Software Technology	412	10,407
Checkfree Corp.	123	5,846

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
China Mobile Ltd.	1,582	32,047
China Netcom Group Corp Hong Kong	741	2,256
China Unicom Ltd.	2,266	5,444
Ciena Corp.	351	16,799
Cincinnati Bell, Inc. (b)	1,446	7,837
Cisco Systems, Inc.	2,912	96,269
Citizens Communications Co.	692	9,107
Clear Channel Communications, Inc.	146	5,514
CNET Networks, Inc.	932	7,531
Comcast Corp. (b)	1,451	30,453
CommScope, Inc.	251	11,840
Corning, Inc.	773	18,761
Cosmote Mobile Telecommunications	41	1,414
Crown Castle International Corp.	496	20,371
CTC Media, Inc.	52	1,305
Daily Mail & General Trust.	85	1,084
Dentsu, Inc.	1	2,609
Deutsche Telekom AG.	531	10,890
Digital River, Inc.	171	9,073
The DIRECTV Group, Inc. (b)	365	9,665
Discovery Holding Co.	819	23,350
Earthlink Inc.	718	5,679
eBay Inc.	592	21,371
EchoStar Communications Corp. (b)	349	17,087
Elisa OYJ.	44	1,304
Emap PLC.	73	1,331
Embarq Corp.	346	18,310
Entercom Communications Corp.	189	3,506
Equinix Inc.	139	16,216
Ericsson.	2,622	7,843
Expedia Inc.	511	16,689
Extreme Networks.	936	4,100
F5 Networks Inc.	344	12,394
Fairfax Media Ltd.	504	2,225
Foxconn International Holdings.	709	1,958
France Telecom SA.	312	11,505
Gannett Co Inc.	65	2,757
Gestevision Telecinco SA.	45	1,294
GN Store Nord.	104	1,107
Google Inc.	110	77,769
Hakuhodo DY Holdings Inc.	19	1,375
Harmonic Inc.	505	6,222
Harris Corp.	226	13,687
Harte-Hanks Inc.	393	6,929
Hellenic Telecommunications Or.	53	1,939
HLTH Corp.	377	5,319
Hutchison Telecommunications, Inc.	997	1,415
Idearc Inc.	295	7,959
IDT Corp.	410	3,292
Informa PLC.	116	1,291
Infospace Inc.	127	2,455
Inmarsat PLC.	149	1,590
InterDigital Inc.	168	3,610
Interpublic Group of Companies, Inc. (b)	956	9,895
Interwoven Inc.	338	4,796

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
ITV PLC.	599	1,235
j2 Global Communications Inc.	204	6,873
JDS Uniphase Corp.	359	5,478
John Wiley & Sons Inc.	194	8,532
Juniper Networks Inc.	243	8,748
KDDI Corp.	1	7,515
Lagardere SCA.	22	1,859
Lamar Advertising Co.	118	6,308
Leap Wireless International, Inc.	83	5,919
Lee Enterprises Inc.	251	4,029
Liberty Global Inc.	947	35,723
Liberty Media Corp - Capital	57	7,124
Liberty Media Corp - Interactive	266	5,647
Manitoba Telecom Services Inc.	29	1,443
Matsui Securities Co Ltd.	149	1,169
McClatchy Co.	394	6,536
The McGraw-Hill Cos, Inc.	146	7,306
Media General Inc.	118	3,302
Mediaset SpA.	127	1,315
Meredith Corp.	157	9,773
Modern Times Group AB.	20	1,406
Motorola Inc.	1,144	21,496
MRV Communications Inc.	1,099	3,121
NetFlix Inc.	222	5,876
NeuStar Inc.	123	4,207
The New York Times Co.	291	5,692
News Corp.	1,102	24,111
NII Holdings Inc.	307	17,806
Nokia OYJ.	695	27,530
NTT Corp.	2	9,153
NTT DoCoMo Inc.	6	8,633
NutriSystem Inc.	134	4,033
Oki Electric Industry Co Ltd.	645	1,090
Openwave Systems Inc.	564	2,233
PagesJaunes Groupe SA.	62	1,369
PCCW Ltd.	2,009	1,291
Pearson PLC.	143	2,372
Plantronics Inc.	333	9,108
Polycom Inc.	191	5,344
Portugal Telecom SGPS SA.	164	2,197
priceline.com Inc.	143	13,313
ProSiebenSat.1 Media AG.	34	1,001
PT Multimedia Servicos de Tele.	29	393
Publicis Groupe.	29	1,177
Publishing & Broadcasting Ltd.	166	3,219
Qualcomm Inc.	829	35,422
Qwest Communications International (b)	874	6,275
Radio One Inc.	588	2,052
Rakuten Inc.	4	1,942
RCN Corp.	202	2,949
RealNetworks Inc.	808	5,866
Reed Elsevier NV.	110	2,127
Reed Elsevier PLC.	225	2,939
Reuters Group PLC.	222	3,047
RF Micro Devices Inc.	1,339	8,329

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
RH Donnelley Corp. (b)	118	6,472
Rogers Communications Inc.	84	4,280
Royal KPN NV.	321	6,053
S1 Corp.	403	3,393
Sanoma-WSOY Oyj.	39	1,126
SAVVIS Inc.	118	4,458
SBA Communications Corp.	402	14,311
SBI E*trade Securities Co Ltd.	1	1,057
SBI Holdings Inc.	4	1,252
Scholastic Corp.	200	7,916
Seat Pagine Gialle SpA.	2,224	1,292
Seek Ltd.	173	1,497
SES.	63	1,555
Seven Network Ltd.	129	1,641
Shaw Communications Inc.	68	1,899
Sinclair Broadcast Group Inc.	416	5,009
Singapore Press Holdings Ltd.	598	1,893
SingTel.	2,010	5,668
Sirius Satellite Radio Inc.	197	662
Societe Television Francaise 1.	37	1,023
Softbank Corp.	272	6,295
SonicWALL Inc.	406	4,198
Sprint Nextel Corp.	910	15,561
Swisscom AG.	4	1,479
Sycamore Networks Inc.	1,480	6,320
Symantec Corp.	396	7,437
Tandberg ASA.	54	1,373
Tekelec.	505	6,666
Tele2 AB.	71	1,671
Telecom Corp of New Zealand Ltd.	669	2,239
Telecom Italia SpA.	3,006	8,845
Telefonica SA.	763	25,185
Telekom Austria AG.	59	1,692
Telenor ASA.	137	3,216
Telephone & Data Systems Inc.	213	14,445
Television Broadcasts Ltd.	181	1,165
TeliaSonera AB.	326	3,208
Tellabs Inc.	811	7,145
Telstra Corp Ltd.	1,373	5,985
TELUS Corp.	59	3,515
Tencent Holdings Ltd.	280	2,374
The Thomson Corp.	33	1,558
TIBCO Software Inc.	1,225	11,246
Time Warner Inc.	1,791	32,704
Time Warner Telecom Inc.	302	7,018
Trend Micro Inc.	41	1,816
Tribune Co.	191	5,780
Trinity Mirror Plc.	120	1,003
United Internet AG.	69	1,509
United Online Inc.	504	8,870
US Cellular Corp.	22	2,071
Valueclick Inc.	413	11,229
Valuevision Media Inc.	271	1,401
Verizon Communications Inc.	906	41,738
Viacom Inc.	292	12,057

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Vignette Corp.	169	2,914
Virgin Media Inc.	460	10,171
Vivendi.	205	9,228
Vodafone Group PLC.	9,337	36,699
VTech Holdings Ltd.	138	1,168
The Walt Disney Co.	896	31,028
The Washington Post Co.	10	8,490
Websense Inc.	184	3,386
West Australian Newspapers Holdings	102	1,322
Westwood One Inc.	602	1,288
Windstream Corp.	1,079	14,513
Wolters Kluwer NV.	55	1,723
WPP Group PLC.	216	2,949
XM Satellite Radio Holdings, Inc.	520	6,906
Yahoo! Inc.	630	19,593
Yahoo! Japan Corp.	6	2,657
Yell Group PLC.	138	1,306
Yellow Pages Income Fund	99	1,498
		1,739,380

CONSUMER GOODS (0.6%)
PepsiCo Inc.	773	56,986
Procter & Gamble Co.	1,508	104,835
Toyota Motor Corp.	1,148	65,373
		227,194

CONSUMER, CYCLICAL (5.1%)
99 Cents Only Stores.	394	4,236
Abercrombie & Fitch Co.	149	11,801
Accor SA.	37	3,530
Accordia Golf Co Ltd.	1	1,118
Adidas AG.	36	2,392
Aeon Co Ltd.	303	4,738
Aeropostale Inc.	321	7,351
Air France-KLM.	34	1,292
Aisin Seiki Co Ltd.	79	3,218
Alaska Air Group Inc. (b)	301	7,645
Alimentation Couche Tard Inc.	64	1,391
All Nippon Airways Co Ltd.	330	1,267
American Axle & Manufacturing.	306	8,403
AMR Corp. (b)	525	12,600
AnnTaylor Stores Corp.	17	527
Aoyama Trading Co Ltd.	43	1,116
Applebees International Inc.	511	12,949
Arcandor AG. (b)	40	1,283
Aristocrat Leisure Ltd.	178	1,724
ArvinMeritor Inc.	501	7,430
Asics Corp.	91	1,439
AutoNation Inc.	304	5,378
Autozone Inc.	84	10,450
Barratt Developments PLC.	66	896
Bayerische Motoren Werke AG.	81	5,156
Beazer Homes USA Inc.	209	2,347
Bed Bath & Beyond Inc.	140	4,752
Bellway PLC.	49	1,095

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Berkeley Group Holdings PLC.	37	1,310
Best Buy Co Inc.	166	8,054
Big Lots, Inc. (b)	228	5,467
Billabong International Ltd.	90	1,260
BJ's Wholesale Club Inc.	134	4,808
Blockbuster, Inc. (b)	938	4,934
Bob Evans Farms Inc.	215	6,059
Borders Group Inc.	341	5,258
BorgWarner Inc.	101	10,677
Bosch Corp.	238	1,236
Boyd Gaming Corp.	103	4,307
Bridgestone Corp.	270	5,932
Brightpoint Inc.	408	6,610
Brinker International Inc.	283	7,185
British Airways PLC. (b)	154	1,426
Brunswick Corp.	184	4,105
Burberry Group PLC.	96	1,228
Callaway Golf Co.	399	6,911
Canadian Tire Corp Ltd.	16	1,472
Canon Marketing Japan Inc.	69	1,349
Carmax Inc.	366	7,638
Carnival Corp.	139	6,669
Carnival PLC.	30	1,401
Carphone Warehouse Group PLC.	171	1,246
Casey's General Stores Inc.	349	9,947
Cathay Pacific Airways Ltd.	474	1,404
The Cato Corp.	249	5,000
Charming Shoppes Inc. (b)	890	6,604
The Cheesecake Factory	284	6,370
China Travel International Inv.	1,859	1,475
Choice Hotels International, Inc.	50	1,937
Christopher & Banks Corp.	294	4,034
Circuit City Stores Inc.	346	2,744
Citizen Holdings Co Ltd.	144	1,546
Coach Inc.	161	5,886
Coldwater Creek Inc.	172	1,539
Coles Group Ltd.	397	5,961
Compagnie Financiere Richemont	92	6,564
Compass Group PLC.	353	2,540
Continental AG.	26	3,928
Continental Airlines Inc.	217	7,454
Cooper Tire & Rubber Co.	422	9,402
Costco Wholesale Corp.	216	14,528
CROCS Inc.	337	25,191
CVS Caremark Corp.	724	30,241
Daihatsu Motor Co Ltd.	122	1,286
Daimler AG.	171	18,961
Daiwa House Industry Co Ltd.	227	3,215
David Jones Ltd.	253	1,164
Delta Air Lines Inc.	417	8,674
Denso Corp.	199	8,020
Denway Motors Ltd.	2,650	1,846
Deutsche Lufthansa AG.	44	1,301
Dick's Sporting Goods Inc.	382	12,747
Dillard's Inc.	454	10,456

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
DR Horton Inc.	550	6,980
Dress Barn Inc.	370	6,064
DSG International PLC.	392	1,056
Esprit Holdings Ltd.	393	6,491
Ethan Allen Interiors Inc.	175	5,401
Family Dollar Stores Inc.	294	7,453
FamilyMart Co Ltd.	48	1,398
Fast Retailing Co Ltd.	30	1,721
Fastenal Co.	238	10,586
Fiat SpA.	124	4,001
Foot Locker Inc.	318	4,735
Ford Motor Co. (b)	1,012	8,976
Fred's Inc.	247	2,618
Fuji Heavy Industries Ltd.	266	1,374
Furniture Brands International.	300	3,615
Futaba Industrial Co Ltd.	50	1,395
Galaxy Entertainment Group Ltd. (b)	1,221	1,327
GameStop Corp.	252	14,923
Gaylord Entertainment Co. (b)	169	9,207
General Motors Corp.	161	6,310
Genesco Inc.	121	5,590
Genuine Parts Co.	385	18,892
Gildan Activewear Inc.	36	1,648
GKN PLC.	158	1,205
GOME Electrical Appliances Hol.	769	1,717
Grafton Group PLC.	90	1,006
Green Hospital Supply Inc.	1	1,135
Group 1 Automotive Inc.	199	6,179
Guess ? Inc.	92	4,728
Gunze Ltd.	228	1,095
Gymboree Corp.	164	5,581
H2O Retailing Corp.	129	1,072
Hagemeyer NV.	234	1,589
Harman International Industries	111	9,346
Harvey Norman Holdings Ltd.	335	2,116
Hasbro Inc.	289	8,627
Haseko Corp.	467	1,113
Hennes & Mauritz AB.	87	5,794
Herman Miller Inc.	90	2,450
Hermes International.	13	1,709
Hino Motors Ltd.	177	1,269
Hitachi High-Technologies Corp.	51	1,140
Home Depot Inc.	505	15,913
Home Retail Group PLC.	155	1,405
Honda Motor Co Ltd.	694	25,865
The Hongkong & Shanghai Hotels	741	1,365
HOT Topic Inc.	359	2,750
Iberia Lineas Aereas de Espana	263	1,333
Ihop Corp.	70	4,433
Inchcape Plc.	132	1,291
Inditex SA.	45	3,347
Ingram Micro Inc.	313	6,648
Insight Enterprises Inc.	339	9,370
Interface Inc.	220	4,209
International Game Technology.	141	6,149

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
International Speedway Corp.	128	5,687
Isetan Co Ltd.	85	1,143
Isuzu Motors Ltd.	590	2,905
ITOCHU Corp.	601	7,506
Izumi Co Ltd.	78	1,160
J Crew Group Inc.	179	6,695
J Front Retailing Co Ltd.	309	2,772
Jack in the Box Inc.	258	8,093
Jakks Pacific Inc.	222	5,883
Japan Airlines Corp.	639	1,434
Jardine Cycle & Carriage Ltd.	117	1,698
JetBlue Airways Corp.	464	4,236
Johnson Controls Inc.	198	8,657
Jones Apparel Group Inc.	221	4,628
JTEKT Corp.	86	1,636
KB Home.	158	4,367
Kellwood Co.	149	2,469
Kesa Electricals PLC.	189	1,248
Kingfisher PLC.	415	1,703
Kloeckner & Co AG.	17	898
Kohl's Corp.	121	6,651
Koito Manufacturing Co Ltd.	106	1,468
Kokuyo Co Ltd.	113	991
Krispy Kreme Doughnuts Inc.	466	1,491
K's Holdings Corp.	46	993
Kuraray Co Ltd.	139	1,801
Ladbrokes PLC.	149	1,276
Las Vegas Sands Corp.	46	6,105
Lawson Inc.	36	1,242
La-Z-Boy Inc.	416	3,282
Lear Corp. (b)	445	15,811
Lennar Corp.	291	6,594
Li & Fung Ltd.	828	3,889
Li Ning Co Ltd.	519	1,929
Life Time Fitness Inc.	155	9,399
Lifestyle International Holdings	618	1,690
Liz Claiborne Inc.	209	5,950
Longs Drug Stores Corp.	137	7,194
Lowe's Cos Inc.	731	19,657
Macy's Inc.	150	4,805
Magna International Inc.	19	1,802
Marks & Spencer Group PLC.	301	4,081
Marriott International Inc.	143	5,879
Marubeni Corp.	610	5,171
Marui Group Co Ltd.	128	1,322
Matsushita Electric Industrial	815	15,470
Mattel Inc.	891	18,613
Mazda Motor Corp.	354	2,108
McDonald's Corp.	391	23,343
Men's Wearhouse Inc.	202	8,537
Meritage Homes Corp. (b)	204	3,282
MGM Mirage. (b)	51	4,672
Michelin.	25	3,347
Mitchells & Butlers PLC.	78	1,080
Mitsubishi Corp.	604	18,585

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Mitsubishi Logistics Corp.	84	1,206
Mitsubishi Motors Corp. (b)	1,474	2,875
Mitsubishi Rayon Co Ltd.	227	1,277
Mitsui & Co Ltd.	651	16,645
Mitsukoshi Ltd.	261	1,203
Modine Manufacturing Co.	184	4,280
Monaco Coach Corp.	240	2,784
MSC Industrial Direct Co.	195	9,498
Nagase & Co Ltd.	100	1,110
Namco Bandai Holdings Inc.	93	1,425
Nautilus Inc.	265	1,704
Newell Rubbermaid Inc.	631	18,400
Next PLC.	40	1,837
NGK Spark Plug Co Ltd.	73	1,215
NHK Spring Co Ltd.	138	1,176
Nintendo Co Ltd.	43	26,797
Nippon Seiki Co Ltd.	45	1,041
Nissan Motor Co Ltd.	956	10,987
Nisshinbo Industries Inc.	101	1,368
Nissin Kogyo Co Ltd.	42	1,083
Nitori Co Ltd.	24	1,092
NOK Corp.	61	1,346
Nokian Renkaat OYJ.	37	1,393
Nordstrom Inc.	94	3,707
Nu Skin Enterprises Inc.	334	5,768
Onward Holdings Co Ltd.	104	1,066
OPAP SA.	37	1,511
O'Reilly Automotive Inc.	193	6,373
Oriental Land Co Ltd.	24	1,423
Orient-Express Hotels Ltd.	175	11,340
Oshkosh Truck Corp.	124	6,721
Pacific Sunwear Of California.	410	6,855
Panera Bread Co.	126	5,165
Parkson Retail Group Ltd.	165	1,875
Penn National Gaming Inc.	123	7,595
PEP Boys-Manny Moe & Jack.	239	3,516
Persimmon PLC.	53	1,156
PetSmart Inc.	229	6,859
Peugeot SA.	29	2,687
PF Chang's China Bistro Inc.	102	2,969
Phillips-Van Heusen.	228	10,898
Pier 1 Imports Inc. (b)	637	3,242
Pinnacle Entertainment Inc. (b)	249	7,271
Pioneer Corp.	92	1,018
Pirelli & C SpA.	1,093	1,397
Polo Ralph Lauren Corp.	104	7,155
Pool Corp.	207	4,881
Porsche Automobil Holding SE.	2	5,333
PPR.	14	2,774
Praktiker Bau- und Heimwerkerm.	28	1,010
Puma AG Rudolf Dassler Sport.	3	1,284
Punch Taverns PLC.	53	1,108
Qantas Airways Ltd.	369	2,031
Quiksilver Inc.	854	11,529
RadioShack Corp.	276	5,691

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Reece Australia Ltd.	53	1,395
Regal Entertainment Group.	542	12,233
Regis Corp.	187	6,283
Renault SA.	35	5,875
Rite Aid Corp. (b)	1,115	4,360
RONA Inc.	59	1,333
Ross Stores Inc.	284	7,674
Royal Caribbean Cruises Ltd.	321	13,764
Ruby Tuesday Inc.	391	6,244
Ryland Group Inc.	134	3,810
Ryohin Keikaku Co Ltd.	21	1,318
Saks Inc.	867	18,346
Sankyo Co Ltd.	31	1,317
Scientific Games Corp.	105	3,796
Sears Holdings Corp.	30	4,044
Sega Sammy Holdings Inc.	86	1,181
Sekisui Chemical Co Ltd.	189	1,284
Sekisui House Ltd.	217	2,759
Select Comfort Corp.	203	2,320
Seven & I Holdings Co Ltd.	247	6,337
Shangri-La Asia Ltd.	536	1,701
Shimachu Co Ltd.	44	1,259
Shimamura Co Ltd.	13	1,257
Shimano Inc.	39	1,413
Shoppers Drug Mart Corp.	38	2,227
Singapore Airlines Ltd.	190	2,574
Six Flags Inc. (b)	595	1,928
Sky City Entertainment Group Ltd.	333	1,379
Skywest Inc.	381	10,397
Sodexho Alliance SA.	19	1,370
Sojitz Corp.	358	1,617
Sony Corp.	378	18,478
Southwest Airlines Co.	333	4,732
Staples Inc.	302	7,049
Starbucks Corp.	321	8,564
Starwood Hotels & Resorts Worl.	92	5,231
Station Casinos Inc.	71	6,376
Steelcase Inc.	335	5,986
Stein Mart Inc.	239	1,570
Sumitomo Corp.	474	8,147
Sumitomo Rubber Industries Inc.	104	1,257
The Sumitomo Warehouse Co Ltd.	202	1,156
Superior Industries International	171	3,456
Suzuki Motor Corp.	171	5,573
Swatch Group AG.	27	3,235
TABCORP Holdings Ltd.	199	2,884
Takashimaya Co Ltd.	118	1,426
Takata Corp.	37	1,312
Talbots Inc.	196	2,883
Target Corp.	384	23,562
Tattersall's Ltd.	480	1,873
Taylor Wimpey PLC.	203	1,045
Tech Data Corp.	379	14,906
Teijin Ltd.	352	1,687
Thomson.	75	1,308

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Tim Hortons Inc.	40	1,526
TJX Cos Inc.	191	5,526
Toho Co Ltd.	68	1,350
Tokai Rika Co Ltd.	47	1,373
Toll Brothers Inc.	271	6,209
Toray Industries Inc.	531	4,069
Toro Co.	170	9,462
TOTO Ltd.	147	1,059
Toyobo Co Ltd.	461	1,079
Toyoda Gosei Co Ltd.	39	1,389
Toyota Boshoku Corp.	48	1,560
Toyota Tsusho Corp.	87	2,421
Tractor Supply Co.	143	5,926
Triarc Cos Inc.	297	3,326
Tuesday Morning Corp.	262	1,996
TUI AG.	44	1,292
TUI Travel plc.	198	1,110
Under Armour Inc.	131	8,155
United Stationers Inc. (b)	115	6,660
UNY Co Ltd.	117	1,009
Urban Outfitters Inc.	177	4,473
US Airways Group Inc/NEW.	198	5,477
USS Co Ltd.	19	1,238
Vail Resorts Inc.	125	7,586
Valeo SA.	24	1,314
Volkswagen AG.	44	10,776
Wabash National Corp.	249	2,527
Wacoal Holdings Corp.	101	1,228
Walgreen Co.	500	19,825
Wal-Mart Stores Inc.	738	33,365
Warner Music Group Corp.	153	1,558
Watsco Inc.	99	4,122
Wendy's International Inc.	195	6,778
WESCO International Inc.	77	3,592
Whirlpool Corp.	176	13,936
William Hill PLC.	101	1,300
WMS Industries, Inc. (b)	179	6,206
Wolseley PLC.	117	2,028
Wolverine World Wide Inc.	325	8,333
World Fuel Services Corp.	116	5,138
WW Grainger Inc.	128	11,510
Wynn Resorts Ltd.	99	15,982
Yamada Denki Co Ltd.	34	3,477
Yamaha Corp.	78	1,805
Yamaha Motor Co Ltd.	82	2,317
The Yokohama Rubber Co Ltd.	173	1,278
Yum! Brands Inc.	225	9,061
Zale Corp.	281	5,923
		1,805,160

CONSUMER, NON-CYCLICAL (7.6%)
ABB Grain Ltd.	159	1,115
Abbott Laboratories.	504	27,528
ABC Learning Centres Ltd.	209	1,279
Abertis Infraestructuras SA.	42	1,398

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Accenture Ltd.	289	11,285
ACCO Brands Corp.	368	7,890
Adams Respiratory Therapeutics.	127	5,580
Adecco SA.	22	1,323
Administaff Inc.	103	4,108
Advanced Medical Optics Inc.	90	2,471
Aetna Inc.	255	14,323
Affymetrix Inc.	104	2,648
Aggreko Plc.	111	1,445
Ajinomoto Co Inc.	246	2,759
Alberto-Culver Co.	229	5,952
Alcon Inc.	33	5,023
Alexion Pharmaceuticals Inc.	149	11,399
Alfresa Holdings Corp.	18	1,044
Alkermes Inc.	414	6,707
Allergan Inc.	149	10,069
Alliance Data Systems Corp.	141	11,336
Altadis SA.	45	3,212
Altria Group Inc.	656	47,843
American Greetings Corp.	298	7,849
American Medical Systems Holdings	298	3,811
AMERIGROUP Corp.	219	7,665
AmerisourceBergen Corp.	319	15,028
Amgen, Inc. (b)	44	2,557
Amylin Pharmaceuticals Inc.	228	10,265
Anheuser-Busch Cos Inc.	236	12,102
Apollo Group Inc.	240	19,022
Applera Corp - Celera Group.	457	7,454
Apria Healthcare Group Inc.	257	6,212
Arbitron Inc.	124	6,277
Arthrocare Corp.	123	7,975
Asahi Breweries Ltd.	179	2,951
Associated British Foods PLC.	72	1,366
Astellas Pharma Inc.	208	9,176
AstraZeneca PLC.	265	13,078
Atlantia SpA.	50	1,964
Avis Budget Group, Inc. (b)	701	14,630
Babcock International Group.	118	1,439
Barr Pharmaceuticals Inc.	185	10,604
Baxter International Inc.	322	19,323
BearingPoint Inc.	1,527	7,314
Beckman Coulter Inc.	105	7,436
Becton Dickinson & Co.	113	9,431
Beiersdorf AG.	18	1,424
Benesse Corp.	40	1,487
Biogen Idec Inc.	139	10,347
BioMarin Pharmaceutical Inc.	399	11,064
Bio-Rad Laboratories Inc.	77	7,437
Biovail Corp.	66	1,325
Blyth Inc.	243	4,639
Boston Scientific Corp.	590	8,183
Bowne & Co Inc.	237	4,119
Brisa-Auto Estradas de Portugal	91	1,292
Bristol-Myers Squibb Co.	643	19,284
British American Tobacco PLC.	257	9,781

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Brookdale Senior Living Inc.	85	3,136
Brown-Forman Corp.	78	5,770
Bunzl PLC.	93	1,399
C&C Group PLC.	152	1,222
Cadbury Schweppes PLC.	372	4,920
Cambrex Corp.	215	2,449
Capita Group PLC.	105	1,636
Carlsberg A/S.	10	1,347
Carrefour SA.	96	6,909
Casino Guichard Perrachon SA.	13	1,451
Celesio AG.	20	1,137
Celgene Corp.	188	12,408
Cephalon Inc.	111	8,185
Chemed Corp.	107	6,133
China Mengniu Dairy Co Ltd.	354	1,487
ChoicePoint Inc.	128	5,033
Christian Dior SA.	10	1,361
Chugai Pharmaceutical Co Ltd.	104	1,794
Church & Dwight Co Inc.	277	13,105
Cintra Concesiones de Infraest.	81	1,415
Clorox Co.	67	4,192
Coates Hire Ltd.	268	1,615
Coca Cola Hellenic Bottling Co.	28	1,737
Coca-Cola Amatil Ltd.	195	1,853
Coca-Cola Co/The.	666	41,133
Coca-Cola West Holdings Co Ltd.	60	1,386
Cochlear Ltd.	24	1,532
Colgate-Palmolive Co.	255	19,449
Colruyt SA.	6	1,283
ConAgra Foods Inc.	134	3,180
Constellation Brands Inc.	424	10,651
Convergys Corp.	284	5,206
Corinthian Colleges Inc.	593	9,719
Corporate Executive Board Co.	63	4,489
Corrections Corporation of America. (b)	504	14,258
COSCO Pacific Ltd.	470	1,452
Covance Inc.	108	8,910
Coventry Health Care Inc.	266	16,042
Covidien Ltd.	160	6,656
CR Bard Inc.	179	14,966
Cubist Pharmaceuticals Inc.	226	5,288
CV Therapeutics Inc.	211	2,161
Dade Behring Holdings Inc.	139	10,693
Dai Nippon Printing Co Ltd.	264	3,814
Daiichi Sankyo Co Ltd.	265	7,511
Dainippon Sumitomo Pharma Co L.	130	1,205
Dairy Farm International Holdi.	440	2,174
Danisco A/S.	17	1,308
DaVita Inc.	178	11,604
Del Monte Foods Co.	386	3,991
Delhaize Group.	17	1,612
Deluxe Corp.	353	14,240
Dentsply International Inc.	241	9,997
Diageo PLC.	472	10,798
Edwards Lifesciences Corp.	242	12,153

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Eisai Co Ltd.	108	4,512
Elan Corp PLC.	83	1,982
Eli Lilly & Co.	315	17,057
Endo Pharmaceuticals Holdings.	226	6,622
Enzon Pharmaceuticals Inc.	355	3,383
Essilor International SA.	37	2,357
Experian Group Ltd.	181	1,899
Express Scripts Inc.	98	6,184
Ezaki Glico Co Ltd.	126	1,314
Fisher & Paykel Healthcare Cor.	479	1,200
Forest Laboratories Inc.	135	5,274
Forrester Research Inc.	53	1,257
Fortune Brands Inc.	41	3,435
Foster's Group Ltd.	748	4,438
Fresenius Medical Care AG & Co.	33	1,732
Fresenius SE.	16	1,270
FTI Consulting Inc.	177	9,611
G4S PLC.	281	1,237
Genentech Inc.	228	16,902
General Mills Inc.	95	5,484
Gen-Probe Inc.	215	15,054
Genzyme Corp.	112	8,509
George Weston Ltd.	17	1,244
Getinge AB.	56	1,481
Gilead Sciences Inc.	460	21,247
GlaxoSmithKline PLC.	1,066	27,445
Golden Agri-Resources Ltd.	1,528	1,848
Goodman Fielder Ltd.	571	1,117
Greene King Plc.	61	1,149
Grifols SA.	59	1,559
H&R Block Inc.	676	14,737
Haemonetics Corp.	109	5,602
Hansen Natural Corp.	300	20,400
Hays PLC.	379	1,082
Health Management Associates I.	499	3,298
Health Net Inc.	188	10,079
Healthsouth Corp.	419	8,401
Healthways Inc.	143	8,680
Heineken Holding NV.	23	1,360
Heineken NV.	43	3,008
Hengan International Group Co.	366	1,419
Henkel KGaA.	57	2,788
Henry Schein Inc.	151	9,045
Herbalife Ltd.	78	3,439
Hershey Co/The.	66	2,845
Hewitt Associates Inc.	437	15,417
Hillenbrand Industries Inc.	131	7,234
Hisamitsu Pharm.	44	1,205
HJ Heinz Co.	100	4,678
Hologic Inc.	343	23,295
Hormel Foods Corp.	157	5,727
House Foods Corp.	84	1,324
Human Genome Sciences Inc.	553	5,231
Humana, Inc. (b)	282	21,136
Husqvarna AB.	89	1,072

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Iaws Group Plc.	59	1,393
Idexx Laboratories Inc.	129	15,710
Illumina Inc.	223	12,521
Immucor Inc.	289	9,320
Imperial Tobacco Group PLC.	120	6,072
InBev NV.	36	3,397
InterMune Inc.	119	2,370
Intertek Group PLC.	62	1,327
Intuitive Surgical Inc.	63	20,593
Invacare Corp.	194	5,250
Inverness Medical Innovations.	222	13,340
Invitrogen Corp.	79	7,179
Iron Mountain Inc.	309	10,732
Ito En Ltd.	53	1,055
ITT Educational Services, Inc. (b)	181	23,021
J Sainsbury PLC.	265	3,015
Japan Tobacco Inc.	2	11,597
Jarden Corp.	315	11,189
JM Smucker Co/The.	120	6,412
Kagome Co Ltd.	75	1,188
Kamigumi Co Ltd.	144	1,166
Kao Corp.	197	5,635
Kerry Group PLC.	47	1,417
Kesko OYJ.	23	1,375
Kikkoman Corp.	92	1,159
Kimberly-Clark Corp.	179	12,689
Kinetic Concepts Inc.	90	5,409
King Pharmaceuticals Inc.	483	5,120
Kirin Holdings Co Ltd.	363	5,050
Koninklijke Ahold NV.	220	3,301
Kraft Foods Inc.	523	17,473
Kyowa Hakko Kogyo Co Ltd.	147	1,599
Kyphon Inc.	188	13,325
Laboratory Corp of America Hol.	199	13,681
Lion Corp.	226	1,060
Lion Nathan Ltd.	171	1,478
Live Nation Inc.	248	5,069
Loblaw Cos Ltd.	27	1,251
L'Oreal SA.	46	6,039
Luxottica Group SpA.	34	1,191
Magellan Health Services Inc.	161	6,778
Manor Care Inc.	124	8,256
Manpower Inc.	144	10,763
Marine Harvest.	981	994
McCormick & Co Inc/MD.	218	7,637
McKesson Corp.	126	8,329
Medarex Inc.	517	6,178
Medco Health Solutions Inc.	119	11,231
Mediceo Paltac Holdings Co Ltd.	84	1,215
Medicines Co/The.	200	3,830
Medicis Pharmaceutical Corp.	231	6,858
Medtronic Inc.	562	26,661
Meiji Dairies Corp.	211	1,110
Meiji Seika Kaisha Ltd.	282	1,239
Mentor Corp.	143	6,088

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Merck & Co Inc.	680	39,617
Merck KGAA.	11	1,376
Metcash Ltd.	325	1,414
Metro AG.	29	2,627
Metro Inc.	35	1,316
MGI Pharma Inc.	329	10,719
Michael Page International Plc.	112	1,020
Millennium Pharmaceuticals Inc.	652	7,707
Millipore Corp. (b)	91	7,066
Miraca Holdings Inc.	67	1,571
Mitsubishi Tanabe Pharma Corp.	106	1,210
Molson Coors Brewing Co.	14	801
Monster Worldwide Inc.	198	8,035
Moody's Corp.	99	4,328
MPS Group Inc.	695	8,486
Mylan Inc.	495	7,445
Myriad Genetics Inc.	178	9,854
NBTY Inc.	250	8,900
Nektar Therapeutics.	352	2,105
Nestle SA.	71	32,761
Neurocrine Biosciences Inc.	136	1,258
Nichirei Corp.	260	1,104
Nippon Meat Packers Inc.	115	1,157
Nippon Suisan Kaisha Ltd.	221	1,096
Nisshin Seifun Group Inc.	134	1,204
Nissin Food Products Co Ltd.	41	1,286
Nobel Biocare Holding AG.	4	1,164
Novartis AG.	440	23,398
Novo Nordisk A/S.	34	4,216
Novozymes A/S.	10	1,088
Odyssey HealthCare Inc.	323	3,311
Olam International Ltd.	629	1,522
Omnicare Inc.	271	7,995
Ono Pharmaceutical Co Ltd.	44	2,265
Onyx Pharmaceuticals Inc.	227	10,603
OSI Pharmaceuticals Inc.	86	3,575
Pacific Brands Ltd.	404	1,302
Parexel International Corp.	113	5,198
Parkway Holdings Ltd.	485	1,395
Parmalat SpA.	347	1,283
Patterson Cos Inc.	219	8,565
PDL BioPharma Inc.	198	4,198
Pediatrix Medical Group Inc.	204	13,362
Pepsi Bottling Group Inc.	324	13,958
PepsiAmericas Inc.	157	5,608
Performance Food Group Co.	191	5,155
Pernod-Ricard SA.	15	3,465
Perrigo Co.	531	12,590
Pharmaceutical Product Develop.	177	7,476
PharMerica Corp.	195	3,110
PolyMedica Corp.	94	4,978
Premier Foods PLC.	240	1,126
Pre-Paid Legal Services, Inc. (b)	56	3,338
Psychiatric Solutions, Inc. (b)	226	8,950
Qiagen NV.	71	1,663

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
QP Corp.	129	1,270
Quest Diagnostics Inc.	67	3,563
Ralcorp Holdings, Inc. (b)	110	6,193
Randstad Holding NV.	19	1,053
Reckitt Benckiser Group PLC.	107	6,206
Regeneron Pharmaceuticals Inc.	263	5,786
Rent-A-Center Inc/TX.	416	6,656
Rentokil Initial PLC.	390	1,395
Resmed Inc.	130	5,386
Resources Connection Inc.	191	4,349
Respironics Inc.	124	6,207
Reynolds American Inc.	47	3,028
Rhoen Klinikum AG.	43	1,356
Robert Half International Inc.	283	8,515
Roche Holding AG.	130	22,292
Rohto Pharmaceutical Co Ltd.	119	1,408
Royal Numico NV.	32	2,529
RR Donnelley & Sons Co.	496	19,984
SABMiller PLC.	150	4,508
Safeway Inc.	143	4,862
SAIC Inc.	767	15,118
Sanofi-Aventis SA.	184	16,133
Santen Pharmaceutical Co Ltd.	53	1,240
Sapporo Holdings Ltd.	207	1,552
SAPRR.	13	1,383
Saputo Inc.	26	1,595
Sara Lee Corp.	198	3,275
Savient Pharmaceuticals Inc.	282	3,971
Schering-Plough Corp.	740	22,585
Scottish & Newcastle PLC.	149	2,426
Secom Co Ltd.	85	4,354
Securitas AB.	81	1,023
Sepracor Inc.	180	4,957
Serco Group PLC.	139	1,303
Service Corp International/US.	1,966	28,448
SGS SA.	1	1,310
Shimadzu Corp.	111	1,104
Shionogi & Co Ltd.	123	2,086
Shire PLC.	98	2,448
Shiseido Co Ltd.	149	3,571
Sierra Health Services Inc.	210	8,883
Sigma Pharmaceuticals Ltd.	783	1,109
Smith & Nephew PLC.	165	2,229
Smithfield Foods Inc.	265	7,598
Sohgo Security Services Co Ltd.	76	1,258
Sonic Healthcare Ltd.	105	1,684
Sonova Holding AG.	13	1,459
Sotheby's.	276	14,951
Spherion Corp.	350	3,052
St Jude Medical, Inc. (b)	145	5,906
Stada Arzneimittel AG.	19	1,207
STERIS Corp.	445	12,923
Stewart Enterprises Inc.	773	7,011
Straumann Holding AG.	4	1,116
Strayer Education Inc.	60	11,188

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Stryker Corp.	158	11,218
Sunrise Senior Living Inc.	180	6,660
SUPERVALU Inc.	482	18,678
Suzuken Co Ltd.	40	1,286
Swedish Match AB.	63	1,408
Symbion Health Ltd.	350	1,317
Synthes Inc.	11	1,373
SYSCO Corp.	301	10,321
Sysmex Corp.	32	1,304
Taisho Pharmaceutical Co Ltd.	90	1,728
Takara Holdings Inc.	201	1,174
Takeda Pharmaceutical Co Ltd.	316	19,610
Tate & Lyle PLC.	108	978
Techne Corp.	154	10,047
TeleTech Holdings Inc.	167	4,163
Tenet Healthcare Corp. (b)	973	3,415
Terumo Corp.	77	3,744
Tesco PLC.	1,403	14,239
Thai Beverage PCL.	6,920	1,244
Theravance Inc.	195	4,879
Tingyi Cayman Islands Holding.	1,418	2,159
Toppan Printing Co Ltd.	253	2,460
Toyo Suisan Kaisha Ltd.	76	1,316
Transurban Group.	366	2,478
Tsumura & Co.	72	1,282
Tupperware Brands Corp.	417	15,054
Tyson Foods Inc.	581	9,180
UCB SA.	22	1,291
Unicharm Corp.	23	1,366
Unilever NV.	303	9,826
Unilever PLC.	232	7,840
United Natural Foods Inc.	161	4,659
United Rentals Inc.	507	17,334
United Therapeutics Corp.	79	5,407
UnitedHealth Group Inc.	652	32,047
Universal Corp.	191	9,309
Universal Health Services Inc.	85	4,144
UST Inc.	366	19,515
Valassis Communications, Inc. (b)	418	4,117
Varian Medical Systems, Inc. (b)	215	10,486
VCA Antech Inc.	344	15,841
Vedior NV.	47	1,066
Ventana Medical Systems Inc.	145	12,760
Vertex Pharmaceuticals Inc.	223	7,212
Viad Corp.	126	4,465
VistaPrint Ltd.	165	7,849
Watson Pharmaceuticals Inc.	208	6,356
Watson Wyatt Worldwide Inc.	176	8,390
WD-40 Co.	140	5,544
Weight Watchers International.	60	3,074
WellCare Health Plans Inc.	59	1,427
WellPoint Inc.	191	15,133
West Pharmaceutical Services, Inc.	176	7,276
The Western Union Co.	326	7,185
Whole Foods Market Inc.	239	11,840

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
William Demant Holding. (b)	12	1,100
Wilmar International Ltd.	927	2,653
WM Morrison Supermarkets PLC.	408	2,509
WM Wrigley Jr Co.	121	7,448
Woolworths Ltd.	457	14,239
Wyeth.	436	21,203
Yakult Honsha Co Ltd.	62	1,429
Yamazaki Baking Co Ltd.	156	1,362
Zimmer Holdings Inc.	103	7,157
		2,666,139

DIVERSIFIED (0.2%)
China Merchants Holdings International	375	2,618
China Resources Enterprise.	405	1,756
Citic Pacific Ltd.	285	1,783
First Pacific Co.	1,706	1,290
GEA Group AG.	38	1,420
Groupe Bruxelles Lambert SA.	15	1,915
Guangdong Investment Ltd.	1,859	1,264
Guangzhou Investment Co Ltd.	3,893	1,638
Hutchison Whampoa Ltd.	810	10,096
IFIL - Investments SpA.	116	1,322
Jardine Matheson Holdings Ltd.	166	5,063
Jardine Strategic Holdings Ltd.	144	2,390
LVMH Moet Hennessy Louis Vuitton	45	5,793
Noble Group Ltd.	1,112	1,814
Shanghai Industrial Holdings Ltd.	286	1,675
Sherritt International Corp.	82	1,528
Solvac SA.	7	1,262
Swire Pacific Ltd.	840	5,640
Washington H Soul Pattinson	147	1,328
Wendel.	7	1,202
Wharf Holdings Ltd.	465	2,778
		55,575

ENERGY (4.1%)
Acergy SA.	46	1,329
Advantage Energy Income Fund.	33	419
Alpha Natural Resources Inc.	291	7,985
Anadarko Petroleum Corp.	152	8,971
Apache Corp.	107	11,108
Arch Coal Inc.	242	9,922
Atwood Oceanics Inc.	111	9,351
Australian Worldwide Exploration	422	1,179
Baker Hughes Inc.	159	13,788
BG Group PLC.	631	11,673
BJ Services Co.	44	1,108
Bourbon SA.	19	1,341
BP PLC.	3,396	44,141
Cabot Oil & Gas Corp.	405	16,074
Caltex Australia Ltd.	58	1,155
Cameron International Corp.	187	18,206
Canadian Natural Resources Ltd.	95	7,899
Canadian Oil Sands Trust.	42	1,543
CGG-Veritas. (b)	5	1,638

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Cheniere Energy Inc.	219	8,870
Chesapeake Energy Corp.	218	8,607
Chevron Corp.	665	60,853
Cimarex Energy Co.	167	6,765
CNOOC Ltd.	5,519	11,508
Cnpc Hong Kong Ltd.	2,009	1,620
ConocoPhillips.	475	40,356
Consol Energy Inc.	312	17,628
Core Laboratories NV.	99	14,448
Cosmo Oil Co Ltd.	255	1,094
Covanta Holding Corp.	179	4,853
Crosstex Energy Inc.	190	7,005
Delta Petroleum Corp.	350	6,545
Denbury Resources Inc.	205	11,603
Devon Energy Corp.	137	12,796
Diamond Offshore Drilling Inc.	41	4,642
El Paso Corp.	1,594	28,150
Enbridge Inc.	59	2,555
EnCana Corp.	135	9,445
Encore Acquisition Co.	344	12,625
Enerplus Resources Fund.	29	1,406
ENI SpA.	435	15,877
ENSCO International Inc.	254	14,094
EOG Resources Inc.	104	9,214
EXCO Resources Inc.	580	9,790
Exterran Holdings Inc.	590	49,678
Exxon Mobil Corp.	1,722	158,407
First Solar Inc.	25	3,970
FMC Technologies Inc.	220	13,339
Fording Canadian Coal Trust.	13	476
Fugro NV.	19	1,665
Global Industries Ltd.	355	8,740
Grant Prideco Inc.	216	10,619
Grey Wolf Inc.	1,086	6,114
Halliburton Co.	438	17,266
Headwaters Inc.	257	3,688
Helix Energy Solutions Group, Inc.	142	6,568
Helmerich & Payne Inc.	199	6,292
Hercules Offshore Inc.	333	9,004
Hess Corp.	83	5,944
Holly Corp.	196	12,309
Husky Energy Inc.	44	2,051
Idemitsu Kosan Co Ltd.	11	1,268
Imperial Oil Ltd.	51	2,777
ION Geophysical Corp.	571	8,651
Japan Petroleum Exploration Co.	18	1,364
John Wood Group PLC.	188	1,632
Lundin Petroleum AB.	116	1,393
Marathon Oil Corp.	236	13,981
Mariner Energy Inc.	553	13,825
National Fuel Gas Co.	142	6,886
National Oilwell Varco Inc.	178	13,037
Neste Oil OYJ.	34	1,222
Nexen Inc.	82	2,776
Niko Resources Ltd.	14	1,568

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Nippon Mining Holdings Inc.	352	3,289
Nippon Oil Corp.	554	4,855
Noble Corp.	454	24,039
Occidental Petroleum Corp.	271	18,713
Oceaneering International Inc.	227	17,540
Oil Search Ltd.	375	1,484
Oilexco Inc.	104	1,898
OMV AG.	27	2,018
Oneok Inc.	209	10,437
OPTI Canada Inc.	58	1,169
Origin Energy Ltd.	331	2,821
Parker Drilling Co. (b)	881	7,436
Peabody Energy Corp.	113	6,300
Penn Virginia Corp.	155	7,502
Penn West Energy Trust.	40	1,275
Petro-Canada.	88	5,076
Pride International Inc.	280	10,332
PrimeWest Energy Trust.	20	559
Q-Cells AG.	14	1,785
Questar Corp.	291	16,610
Quicksilver Resources Inc.	118	6,726
Range Resources Corp.	250	11,233
Renewable Energy Corp AS.	31	1,580
Repsol YPF SA.	140	5,525
Rowan Cos Inc.	247	9,628
Royal Dutch Shell PLC.	926	40,431
Saipem SpA.	45	1,990
Santos Ltd.	226	2,953
SBM Offshore NV.	30	1,154
Schlumberger Ltd.	570	55,044
SEACOR Holdings Inc.	101	9,257
SeaDrill Ltd.	61	1,452
Showa Shell Sekiyu KK.	100	1,169
Singapore Petroleum Co Ltd.	291	1,649
Smith International Inc.	339	22,391
Solarworld AG.	26	1,789
Southwestern Energy Co. (b)	289	14,950
Spectra Energy Corp.	205	5,326
St Mary Land & Exploration Co.	262	11,098
StatoilHydro ASA.	222	7,512
Stone Energy Corp.	170	7,579
Suncor Energy Inc.	81	8,869
Sunoco Inc.	274	20,166
Sunpower Corp.	76	9,611
Superior Energy Services.	335	12,422
Talisman Energy Inc.	186	4,052
Technip SA.	19	1,703
Tesoro Corp.	309	18,704
Tetra Technologies Inc.	304	5,986
TonenGeneral Sekiyu KK.	127	1,274
Total SA.	401	32,319
TransCanada Corp.	95	4,040
Transocean, Inc.	142	16,951
Tullow Oil PLC.	127	1,685
Ultra Petroleum Corp.	256	18,140

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
UTS Energy Corp.	216	1,397
Valero Energy Corp.	179	12,607
Weatherford International Ltd.	168	10,905
WesternZagros Resources Ltd.	40	141
W-H Energy Services Inc.	125	7,195
Woodside Petroleum Ltd.	170	8,234
XTO Energy Inc.	191	12,679
		1,452,343

FINANCIAL (10.6%)
The 77 Bank Ltd.	188	1,266
ABN AMRO Holding NV.	338	18,265
ACE Ltd.	105	6,364
Acom Co Ltd.	35	834
Adelaide Bank Ltd.	96	1,312
Admiral Group PLC.	75	1,608
Aegon NV.	257	5,308
Aeon Credit Service Co Ltd.	88	1,345
Aeon Mall Co Ltd.	41	1,059
Affiliated Managers Group Inc.	51	6,709
Aflac Inc.	18	1,130
AGF Management Ltd.	36	1,398
Agile Property Holdings Ltd.	700	1,676
The Aichi Bank Ltd.	11	1,000
Aiful Corp.	50	1,172
Aioi Insurance Co Ltd.	210	1,212
Alexandria Real Estate Equitie.	122	12,583
Allco Finance Group Ltd.	136	967
Alleanza Assicurazioni SpA.	98	1,326
Alleghany Corp. (b)	10	3,930
Alliance & Leicester PLC.	77	1,266
Allianz SE.	79	17,794
Allied Irish Banks PLC.	162	4,057
Allied World Assurance Holding.	80	3,833
The Allstate Corp.	199	10,428
Alpha Bank AE.	72	2,663
AMB Property Corp.	167	10,913
AMBAC Financial Group Inc.	230	8,471
Amcore Financial Inc.	186	4,410
American Express Co.	524	31,938
American Financial Group Inc/O.	196	5,860
American Financial Realty Trust	756	5,095
American International Group Inc.	707	44,627
American National Insurance.	32	4,138
AmeriCredit Corp.	241	3,401
Ameriprise Financial Inc.	68	4,283
Amlin PLC.	222	1,482
AMP Ltd.	710	6,739
Anchor Bancorp Wisconsin Inc.	167	4,108
Anglo Irish Bank Corp PLC.	128	2,143
Annaly Capital Management Inc.	2,153	36,795
AON Corp.	85	3,852
Apartment Investment & Management	169	7,897
Arch Capital Group Ltd.	92	6,879
Arthur J Gallagher & Co.	198	5,269

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Ascendas Real Estate Investments	696	1,246
Aspen Insurance Holdings Ltd.	155	4,241
Assicurazioni Generali SpA.	214	10,169
Associated Banc-Corp.	242	6,984
Assurant Inc.	205	11,980
Assured Guaranty Ltd.	99	2,284
Astoria Financial Corp.	178	4,626
ASX Ltd.	65	3,472
Australia & New Zealand Banking	693	19,429
AvalonBay Communities Inc.	135	16,558
Aviva PLC.	459	7,212
AXA Asia Pacific Holdings Ltd.	342	2,599
AXA SA.	318	14,213
Axis Capital Holdings Ltd.	292	11,604
Babcock & Brown Ltd.	108	3,068
Baloise Holding AG.	13	1,381
Banca Monte dei Paschi di Siena	221	1,412
Banca Popolare di Milano Scarl.	86	1,349
Banco BPI SA.	134	1,172
Banco Comercial Portugues SA.	593	2,869
Banco de Valencia SA.	22	1,256
Banco Espirito Santo SA.	53	1,283
Banco Popular Espanol SA.	136	2,374
Banco Santander SA.	1,107	24,050
Bancorpsouth Inc.	530	12,858
Bank of America Corp.	1,411	68,123
Bank of East Asia Ltd.	589	3,967
Bank of Hawaii Corp.	18	957
The Bank of Ikeda Ltd.	28	1,177
Bank of Ireland.	174	3,213
Bank of Kyoto Ltd/The.	133	1,689
Bank of Montreal.	89	5,935
The Bank of Nagoya Ltd.	199	1,463
The Bank of New York Mellon Corp.	593	28,968
Bank of Nova Scotia.	175	9,906
Bank of Queensland Ltd.	82	1,465
The Bank of Yokohama Ltd.	533	3,751
Bankinter SA.	72	1,069
Banque Cantonale Vaudoise.	2	908
Barclays PLC.	1,158	14,546
BB&T Corp.	176	6,507
BBVA.	629	15,824
The Bear Stearns Cos Inc.	35	3,976
Bendigo Bank Ltd.	90	1,171
BioMed Realty Trust Inc.	443	10,583
BNP Paribas.	155	17,082
BOC Hong Kong Holdings Ltd.	1,356	3,805
BOK Financial Corp.	60	3,272
Bolsas y Mercados Espanoles.	22	1,534
Boston Properties Inc.	51	5,525
Bradford & Bingley PLC.	146	938
Brandywine Realty Trust.	601	15,548
BRE Properties Inc.	211	11,563
British Land Co PLC.	92	2,074
Brookfield Asset Management Inc.	103	4,207

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Cabcharge Australia Ltd.	117	1,157
Cambridge Industrial Trust.	692	349
Camden Property Trust.	95	5,923
Canadian Imperial Bank of Commerce	60	6,478
CapitaCommercial Trust.	712	1,324
Capital One Financial Corp.	137	8,986
CapitaLand Ltd.	633	3,522
CapitalSource Inc.	277	5,047
CapitaMall Trust.	502	1,270
Cathay General Bancorp.	288	8,919
Cattles PLC.	165	1,170
CB Richard Ellis Group Inc.	343	8,362
Centro Properties Group.	321	2,093
CFS Retail Property Trust.	760	1,727
Challenger Financial Services.	261	1,536
The Charles Schwab Corp.	508	11,806
Cheung Kong Holdings Ltd.	554	10,772
The Chiba Bank Ltd.	340	2,702
China Everbright Ltd. (b)	528	2,337
China Insurance International (b)	504	1,622
China Overseas Land & Investments	1,334	3,242
China Resources Land Ltd.	677	1,696
Chinese Estates Holdings Ltd.	681	1,369
Chittenden Corp.	322	11,470
Chubb Corp.	130	6,936
The Chugoku Bank Ltd.	93	1,345
Chuo Mitsui Trust Holdings Inc.	374	2,966
Cigna Corp.	78	4,094
Cincinnati Financial Corp.	370	14,719
CIT Group Inc.	435	15,329
CITIC International Financial.	1,483	1,265
Citigroup Inc.	1,553	65,071
Citizens Republic Bancorp Inc.	448	6,819
City Developments Ltd.	179	1,955
City National Corp.	80	5,408
CME Group Inc.	66	43,973
CNP Assurances.	9	1,147
Colonial BancGroup Inc.	313	6,003
Colonial Properties Trust.	317	9,932
Comerica Inc.	41	1,914
Commerce Bancorp Inc.	431	17,563
Commerce Bancshares Inc.	151	7,123
Commerce Group Inc.	350	12,772
Commerzbank AG.	106	4,501
Commonwealth Bank of Australia.	489	28,012
Commonwealth Property Office	909	1,338
CompuCredit Corp.	112	2,232
Conseco Inc.	442	6,979
Corio NV.	12	1,051
Corporate Office Properties	194	8,018
Countrywide Financial Corp.	192	2,980
Cousins Properties Inc.	263	7,572
Credit Agricole SA.	132	5,217
Credit Saison Co Ltd.	63	1,993
Credit Suisse Group.	186	12,508

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Cullen/Frost Bankers Inc.	134	7,126
The Daishi Bank Ltd.	292	1,268
Daito Trust Cons.	34	1,562
Daiwa Securities Group Inc.	529	5,034
Danske Bank A/S.	84	3,702
DB RREEF Trust.	1,097	2,136
DBS Group Holdings Ltd.	422	6,534
DCT Industrial Trust Inc.	1,160	12,447
Derwent London PLC.	37	1,279
Deutsche Bank AG.	93	12,458
Deutsche Boerse AG.	36	5,786
Deutsche Postbank AG.	16	1,170
Dexia SA.	99	3,175
DiamondRock Hospitality Co.	647	12,397
Digital Realty Trust Inc.	230	10,118
Dime Community Bancshares.	270	3,885
DnB NOR ASA.	130	2,144
Downey Financial Corp.	122	4,969
Duke Realty Corp.	278	8,938
EFG Eurobank Ergasias SA.	48	1,867
Endurance Specialty Holdings L.	119	4,666
Equity Lifestyle Properties In.	91	4,572
Equity Residential.	106	4,429
Erie Indemnity Co.	99	5,633
Erste Bank der Oesterreichisch.	39	3,163
Essex Property Trust Inc.	108	13,330
Euler Hermes SA.	8	1,073
Eurazeo.	9	1,341
Everest Re Group Ltd.	143	15,235
Fairfax Financial Holdings Ltd.	6	1,659
Fannie Mae.	320	18,253
Federal Realty Invs Trust.	96	8,469
Federated Investors Inc.	202	8,686
FelCor Lodging Trust Inc.	427	8,941
Fidelity National Financial Inc.	445	6,849
Fifth Third Bancorp.	151	4,723
First American Corp.	173	5,207
First Bancorp.	601	5,283
First Horizon National Corp.	255	6,650
The First Marblehead Corp.	126	4,893
First Midwest Bancorp Inc.	343	11,552
First Niagara Financial Group.	723	9,544
FirstFed Financial Corp. (b)	97	4,150
FirstMerit Corp.	514	10,897
FKP Property Group.	208	1,422
FNB Corp.	353	5,867
Fonciere Des Regions.	8	1,167
Fondiaria-Sai SpA.	26	1,261
Forest City Enterprises Inc.	99	5,635
Fortis.	231	7,384
Franklin Resources Inc.	72	9,337
Franklin Street Properties Cor.	374	6,078
Fraser and Neave Ltd.	414	1,717
Freddie Mac.	214	11,177
Fremont General Corp.	489	1,355

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Friedman Billings Ramsey Group.	1,114	4,790
Friends Provident PLC.	380	1,454
Frontier Financial Corp.	298	6,613
Fulton Financial Corp.	1,194	15,653
Genting International PLC (b)	2,111	1,007
Genworth Financial Inc.	140	3,822
Goldman Sachs Group Inc.	121	29,998
Goodman Group.	556	3,573
GPT Group.	776	3,339
Great Portland Estates PLC.	94	1,117
Great-West Lifeco Inc.	46	1,816
Greentown China Holdings Ltd.	519	1,102
The Gunma Bank Ltd.	188	1,328
Guoco Group Ltd.	85	1,305
GZI Real Estate Investment Tru.	1,038	419
The Hachijuni Bank Ltd.	196	1,492
Hammerson PLC.	51	1,179
Hang Lung Group Ltd.	317	1,857
Hang Lung Properties Ltd.	695	3,304
Hang Seng Bank Ltd.	262	5,314
Hannover Rueckversicherung AG.	28	1,475
Hartford Financial Services Gr.	103	9,994
HBOS PLC.	663	12,037
HCC Insurance Holdings Inc.	227	6,785
HCP Inc.	465	15,829
Health Care REIT Inc.	556	24,625
Healthcare Realty Trust Inc.	282	7,456
Helvetia Holding AG.	3	1,088
Henderson Group PLC.	311	1,210
Henderson Investment Ltd.	755	1,502
Henderson Land Development Co.	258	2,297
The Higo Bank Ltd.	187	1,292
Hilb Rogal & Hobbs Co.	150	6,611
The Hiroshima Bank Ltd.	237	1,280
The Hokkoku Bank Ltd.	290	1,375
Hokuhoku Financial Group Inc.	528	1,615
Home Properties Inc.	136	6,993
Hong Kong Exchanges and Clearing	403	13,322
Hongkong Land Holdings Ltd.	703	3,501
Hopewell Holdings.	286	1,472
Hopson Development Holdings Ltd.	345	1,327
Horace Mann Educators Corp.	274	5,669
Hospitality Properties Trust.	190	7,524
Host Hotels & Resorts Inc.	169	3,745
HRPT Properties Trust.	1,443	13,550
HSBC Holdings PLC.	2,072	40,979
Hudson City Bancorp Inc.	1,053	16,490
Huntington Bancshares Inc.	838	15,009
The Hyakugo Bank Ltd.	192	1,143
The Hyakujushi Bank Ltd.	246	1,237
Hypo Real Estate Holding AG.	35	2,087
Hysan Development Co Ltd.	479	1,440
ICAP PLC.	128	1,557
IGM Financial Inc.	25	1,454
Immoeast AG. (b)	95	1,156

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
IMMOFINANZ AG.	98	1,164
Industrial Alliance Insurance.	34	1,430
IndyMac Bancorp Inc.	503	6,750
ING Groep NV.	370	16,634
ING Industrial Fund.	585	1,526
ING Office Fund.	865	1,450
Insurance Australia Group Ltd.	682	2,986
IntercontinentalExchange Inc.	122	21,740
International Bancshares Corp.	105	2,295
International Securities Exchange	154	10,326
Intesa Sanpaolo SpA.	1,877	14,785
Invesco PLC.	149	2,285
Investec PLC.	99	1,196
Investment Technology Group, Inc. (b)	184	7,710
Investor AB.	129	3,166
IPC Holdings Ltd.	132	3,948
Irish Life & Permanent PLC.	51	1,163
iStar Financial Inc.	257	7,841
IVG Immobilien AG.	34	1,536
The Iyo Bank Ltd.	141	1,372
Jafco Co Ltd.	27	1,102
Janus Capital Group Inc.	381	13,148
Japan Securities Finance Co Ltd.	91	950
Jefferies Group Inc.	217	5,800
Jones Lang LaSalle Inc.	62	5,910
The Joyo Bank Ltd.	306	1,886
JPMorgan Chase & Co.	1,063	49,961
The Juroku Bank Ltd.	207	1,247
Jyske Bank A/S. (b)	16	1,318
The Kagoshima Bank Ltd.	170	1,173
KBC Groep NV.	30	4,202
The Keiyo Bank Ltd.	221	1,134
Keppel Land Ltd.	226	1,297
Kerry Properties Ltd.	172	1,477
Keycorp.	100	2,845
Kilroy Realty Corp.	134	8,715
Kimco Realty Corp.	496	20,594
Kinnevik Investment AB.	65	1,612
Klepierre.	24	1,301
Knight Capital Group Inc.	615	8,247
Kowloon Development Co Ltd.	564	1,747
LaBranche & Co, Inc. (b)	452	2,477
Land Securities Group PLC.	78	2,667
LaSalle Hotel Properties.	164	6,776
Legal & General Group PLC.	1,157	3,371
Lehman Brothers Holdings Inc.	175	11,085
Lend Lease Corp Ltd.	132	2,465
Leopalace21 Corp.	51	1,618
Lexington Realty Trust.	433	8,569
Liberty International PLC.	59	1,467
Liberty Property Trust.	186	6,997
Lincoln National Corp.	89	5,551
The Link REIT	630	1,421
Lloyds TSB Group PLC.	998	11,322
Loews Corp.	148	7,265

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
London Stock Exchange Group PL.	45	1,572
M&T Bank Corp.	21	2,089
The Macerich Co.	121	10,371
Mack-Cali Realty Corp.	137	5,424
Macquarie Communications Infra.	243	1,299
Macquarie CountryWide Trust.	737	1,380
Macquarie Group Ltd.	96	7,516
Macquarie Infrastructure Group.	1,019	2,999
Macquarie Office Trust.	951	1,453
Man Group, PLC	333	4,072
Manulife Financial Corp.	274	12,815
Mapfre SA.	265	1,244
Markel Corp.	17	9,235
Marsh & McLennan Cos Inc.	178	4,608
Marshall & Ilsley Corp.	541	23,102
MBIA Inc.	265	11,406
Mediobanca SpA.	68	1,612
Meinl European Land Ltd.	53	743
Mercury General Corp.	75	3,848
Merrill Lynch & Co Inc.	270	17,825
MetLife Inc.	148	10,190
Metrovacesa SA.	22	1,292
MGIC Investment Corp.	168	3,252
Mid-America Apartment Communit.	105	5,460
Millea Holdings Inc.	313	12,262
Mirvac Group.	383	2,062
Mitsubishi Estate Co Ltd.	520	15,414
Mitsubishi UFJ Financial Group.	4,117	40,646
Mitsubishi UFJ Lease & Finance.	28	963
Mitsui Fudosan Co Ltd.	334	9,148
Mitsui Sumitomo Insurance Co Ltd.	543	6,175
Mizuho Financial Group Inc.	5	27,866
Mizuho Trust & Banking Co Ltd.	649	1,148
Montpelier Re Holdings Ltd.	189	3,383
Morgan Stanley.	316	21,254
Muenchener Rueckversicherungs.	39	7,456
The Musashino Bank Ltd.	26	1,221
The Nanto Bank Ltd.	247	1,287
The Nasdaq Stock Market Inc.	165	7,706
National Australia Bank Ltd.	606	24,328
National Bank of Canada.	29	1,677
National Bank of Greece SA.	84	5,837
National City Corp.	540	13,095
National Financial Partners Co.	155	8,474
National Retail Properties Inc.	463	11,737
Nationwide Financial Services.	351	18,831
Nationwide Health Properties Inc.	628	19,606
New World Development Ltd.	851	3,036
New York Community Bancorp Inc.	631	11,743
NewAlliance Bancshares Inc.	726	10,157
Newcastle Investment Corp.	311	4,618
Nexity.	16	1,063
Nikko Cordial Corp.	142	2,033
Nipponkoa Insurance Co Ltd.	305	2,776
The Nishi-Nippon City Bank Ltd.	371	1,090

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Nissay Dowa General Insurance.	221	1,249
Nomura Holdings Inc.	723	12,846
Nomura Real Estate Holdings Inc.	41	1,176
Nordea Bank AB.	368	6,582
Northern Rock PLC.	75	288
Nuveen Investments Inc.	133	8,618
Nymex Holdings Inc.	21	2,699
NYSE Euronext.	82	7,697
The Ogaki Kyoritsu Bank Ltd.	249	1,386
Okasan Holdings Inc.	195	1,301
OKO Bank plc.	71	1,522
Old Mutual PLC.	975	3,731
Old National Bancorp.	425	7,102
Old Republic International Corp.	529	8,110
OMX AB.	41	1,723
Onex Corp.	40	1,682
ORIX Corp.	34	6,840
Oversea-Chinese Banking Corp.	937	5,958
Pacific Capital Bancorp NA.	277	5,742
Pargesa Holding SA.	11	1,253
Park National Corp.	46	3,646
PartnerRe Ltd.	136	11,322
Pennsylvania Real Estate Investors	269	10,262
Perpetual Ltd.	19	1,314
PFF Bancorp Inc.	166	1,768
Philadelphia Consolidated Hold.	248	10,118
The Phoenix Cos Inc.	742	10,225
Piper Jaffray Cos.	76	3,906
Piraeus Bank SA.	60	2,405
Platinum Underwriters Holdings.	404	14,544
PMI Group Inc/The.	173	2,773
PNC Financial Services Group Inc.	111	8,010
Popular Inc.	510	5,381
Power Corp Of Canada.	56	2,402
Power Financial Corp.	41	1,827
Principal Financial Group Inc.	75	5,075
ProAssurance Corp.	129	7,113
Promise Co Ltd.	46	1,376
Prosperity REIT.	1,977	408
Protective Life Corp.	131	5,616
Provident Bankshares Corp.	189	4,663
Provident Financial Services Inc.	366	5,797
Prudential Financial Inc.	155	14,992
Prudential PLC.	433	7,042
PSP Swiss Property AG.	23	1,245
Public Storage.	54	4,372
QBE Insurance Group Ltd.	327	9,899
Quintain Estates & Development.	66	843
Radian Group Inc.	161	2,027
Raiffeisen International Bank.	8	1,322
RAIT Financial Trust.	370	3,367
Ratos AB.	39	1,145
Raymond James Financial Inc.	192	7,152
Realty Income Corp.	696	20,560
Redwood Trust Inc.	150	3,953

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Regency Centers Corp.	117	8,363
Regions Financial Corp.	227	6,156
Reinsurance Group of America Inc.	59	3,371
RenaissanceRe Holdings Ltd.	137	7,993
Resolution Plc.	121	1,838
Resona Holdings Inc.	2	3,536
RLI Corp.	88	5,119
Royal & Sun Alliance Insurance.	529	1,735
Royal Bank of Canada.	227	13,464
Royal Bank of Scotland Group Plc	1,674	17,981
Safeco Corp.	213	12,333
Sampo Oyj.	88	2,757
The San-In Godo Bank Ltd.	142	1,275
Schroders PLC.	49	1,568
Schweizerische National-Versic.	1	785
Segro PLC.	104	1,010
Selective Insurance Group.	362	8,800
Senior Housing Properties Trus.	576	12,914
The Senshu Bank Ltd.	488	1,129
The Shiga Bank Ltd.	192	1,356
Shimao Property Holdings Ltd.	465	1,641
Shinko Securities Co Ltd.	254	1,299
Shinsei Bank Ltd.	560	1,796
The Shizuoka Bank Ltd.	269	2,807
Shui On Land Ltd.	1,186	1,637
Shun Tak Holdings Ltd.	799	1,249
Simon Property Group Inc.	110	11,452
Singapore Exchange Ltd.	403	4,345
Sino Land Co.	551	1,710
Skandinaviska Enskilda Banken.	96	2,940
SL Green Realty Corp.	100	12,066
Societa Cattolica di Assicurazione	21	1,389
Societe Generale.	82	13,760
Sompo Japan Insurance Inc.	374	4,357
The South Financial Group Inc.	500	10,330
Sovereign Bancorp Inc.	747	10,779
St George Bank Ltd.	201	6,805
Standard Chartered PLC.	248	9,624
Standard Life PLC.	373	2,207
State Street Corp.	161	12,843
Sterling Bancshares Inc.	540	6,588
Sterling Financial Corp.	352	7,920
Stockland.	527	4,393
Storebrand ASA.	82	1,170
Strategic Hotels & Resorts Inc.	512	11,182
Sumitomo Mitsui Financial Grou.	3	24,286
Sumitomo Realty & Development.	180	6,287
Sumitomo Trust & Banking Co Ltd.	632	4,662
Sun Hung Kai Properties Ltd.	520	9,849
Sun Life Financial Inc.	101	5,868
Suncorp-Metway Ltd.	351	6,630
Sunstone Hotel Investors Inc.	371	10,318
Suntec REIT.	997	1,247
SunTrust Banks Inc.	115	8,349
Suruga Bank Ltd.	100	1,307

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Susquehanna Bancshares Inc.	327	6,596
SVB Financial Group (b)	142	7,354
Svenska Handelsbanken AB.	90	2,983
Swedbank AB.	64	2,000
Swiss Life Holding.	6	1,657
Swiss Reinsurance.	66	6,193
SWS Group Inc.	234	4,444
Sydbank A/S.	24	1,104
Synovus Financial Corp.	632	16,660
T Rowe Price Group Inc.	448	28,780
T&D Holdings Inc.	93	5,538
Takefuji Corp.	51	1,300
Taubman Centers Inc.	221	13,010
TCF Financial Corp.	251	5,715
TD Ameritrade Holding Corp. (b)	156	2,986
Thornburg Mortgage Inc.	240	2,520
Tokai Tokyo Securities Co Ltd.	221	1,176
Tokyo Tatemono Co Ltd.	121	1,541
The Tokyo Tomin Bank Ltd.	36	1,189
Tokyu Land Corp.	173	1,775
Topdanmark A/S (b)	7	1,194
Torchmark Corp.	192	12,511
Toronto-Dominion Bank.	127	9,591
The Travelers Cos Inc.	216	11,277
Trustco Bank Corp NY.	476	5,017
Trustmark Corp.	306	8,259
TSX Group Inc.	31	1,671
UBS AG.	337	18,022
UCBH Holdings Inc.	720	12,290
UDR Inc.	277	6,576
Umpqua Holdings Corp.	372	6,298
Unibail-Rodamco.	14	3,480
UniCredito Italiano SpA.	2,174	18,609
UnionBanCal Corp.	108	5,833
Unione di Banche Italiane SCPA.	113	3,141
Unipol Gruppo Finanziario SpA.	758	2,776
United Bankshares Inc.	302	9,151
United Industrial Corp Ltd.	611	1,309
United Overseas Bank Ltd.	460	6,836
Unitrin Inc.	127	5,881
Unum Group.	823	19,209
UOL Group Ltd.	350	1,270
Urban Corp.	78	1,345
US Bancorp.	573	19,001
Valad Property Group.	783	1,378
Valley National Bancorp.	251	5,140
Ventas Inc.	302	12,953
W Holding Co Inc.	1,143	2,400
Wachovia Corp.	624	28,536
Waddell & Reed Financial Inc.	174	5,780
Washington Federal Inc.	595	14,375
Washington Mutual Inc.	288	8,029
Webster Financial Corp.	373	13,518
Weingarten Realty Investors.	163	6,236
Wells Fargo & Co.	1,267	43,092

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Wereldhave NV.	4	477
Westfield Group.	684	13,889
Westpac Banking Corp.	695	19,770
Wheelock & Co Ltd.	479	1,545
White Mountains Insurance Group	13	6,989
Whitney Holding Corp.	468	12,009
Willis Group Holdings Ltd.	221	9,355
Wilmington Trust Corp.	136	4,946
Wing Hang Bank Ltd.	98	1,147
Wing Lung Bank.	118	1,220
Wing Tai Holdings Ltd.	506	1,210
WR Berkley Corp.	366	11,013
XL Capital Ltd.	56	4,029
Yamaguchi Financial Group Inc.	100	1,166
Yamanashi Chuo Bank Ltd.	201	1,169
Zenith National Insurance Corp.	257	10,326
Zurich Financial Services AG.	26	7,828
		3,740,517

HEALTH CARE (0.3%)
Johnson & Johnson.	841	54,808
Pfizer Inc.	2,151	52,936
CSL Ltd.	210	7,155
		114,899

INDUSTRIAL (6.3%)
3M Co.	210	18,136
AAR Corp. (b)	150	4,808
ABB Ltd.	400	12,030
Acciona SA.	5	1,542
ACS Actividades de Construccion	35	2,165
Actuant Corp.	113	7,795
Acuity Brands Inc.	179	8,556
Advantest Corp.	63	1,807
Aeroports de Paris.	11	1,257
AGFA-Gevaert NV.	59	819
Agilent Technologies Inc.	175	6,449
Albany International Corp.	151	5,663
Alfa Laval AB.	19	1,505
Alliant Techsystems Inc.	150	16,559
Allied Waste Industries Inc.	639	8,077
Alps Electric Co Ltd.	125	1,554
Alstom.	18	4,247
Amada Co Ltd.	149	1,490
Amcor Ltd.	341	2,230
Amec PLC.	95	1,649
American Commercial Lines Inc.	88	1,312
Ametek Inc.	180	8,460
Amphenol Corp.	301	13,325
Ansell Ltd.	123	1,417
Applera Corp - Applied Biosystems	414	15,376
Aptargroup Inc.	264	11,801
ArcelorMittal	136	10,912
Arkansas Best Corp.	183	5,023
Arriva Plc.	77	1,342

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Arrow Electronics, Inc. (b)	215	8,596
Asahi Glass Co Ltd.	445	6,063
Assa Abloy AB.	58	1,214
Astec Industries Inc.	68	3,082
Auckland International Airport.	488	1,080
Avnet, Inc. (b)	260	10,847
BAE Systems PLC.	596	6,173
Balfour Beatty PLC.	141	1,451
BE Aerospace Inc.	382	18,989
Belden Inc.	187	10,896
Bemis Co Inc.	252	7,096
Benchmark Electronics Inc.	488	10,009
Bilfinger Berger AG.	14	1,238
Boeing Co.	351	34,605
Bombardier, Inc. (b)	253	1,500
Boral Ltd.	226	1,425
Bouygues.	48	4,606
Briggs & Stratton Corp.	290	6,528
The Brink's Co.	171	10,713
Brother Industries Ltd.	105	1,399
Bucyrus International Inc.	153	12,623
Burlington Northern Santa Fe Co.	101	8,802
CAE Inc.	97	1,308
Campbell Brothers Ltd.	54	1,712
Canadian National Railway Co.	84	4,711
Canadian Pacific Railway Ltd.	26	1,829
Carlisle Cos Inc.	253	9,981
Casio Computer Co Ltd.	99	930
Central Glass Co Ltd.	223	1,050
Ceradyne Inc.	105	7,183
CH Robinson Worldwide Inc.	294	14,676
Charter Plc. (b)	53	1,195
Checkpoint Systems, Inc. (b)	247	7,472
Cheung Kong Infrastructure Holdings	347	1,352
China Grand Forestry Resources (b)	3,038	1,062
Chiyoda Corp.	66	1,213
Cie de Saint-Gobain.	65	6,966
Ciments Francais SA.	5	939
Cimpor Cimentos de Portugal SG.	125	1,133
Cobham PLC.	319	1,396
Coherent Inc.	129	4,231
ComfortDelgro Corp Ltd.	916	1,222
Commercial Metals Co.	240	7,531
COMSYS Holdings Corp.	112	1,088
Cookson Group PLC.	88	1,524
Cooper Industries Ltd.	355	18,598
Cosco Corp Singapore Ltd.	367	1,966
CRH PLC.	96	3,666
CSR Ltd.	434	1,378
CTS Corp.	292	3,606
Cummins Inc.	160	19,194
Cymer Inc.	150	6,375
Daifuku Co Ltd.	100	1,183
Daiichi Chuo Kisen Kaisha.	169	1,392
Daikin Industries Ltd.	100	5,010

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Dainippon Screen Manufacturing.	169	996
Danaher Corp.	119	10,195
Deere & Co.	74	11,463
Deutsche Post AG.	148	4,480
Dionex Corp.	80	7,040
Disco Corp.	23	1,358
Donaldson Co Inc.	287	12,301
Downer EDI Ltd.	207	1,278
DRS Technologies Inc.	165	9,478
Dyno Nobel Ltd.	677	1,551
EADS.	61	2,071
Eagle Materials Inc.	200	7,902
East Japan Railway Co.	2	16,416
Eastman Kodak Co.	647	18,543
Eaton Corp.	328	30,365
Ebara Corp.	260	1,217
Eiffage SA.	10	1,130
EMCOR Group Inc.	263	9,055
Energizer Holdings Inc.	95	9,909
Energy Conversion Devices Inc.	163	4,448
ESCO Technologies, Inc. (b)	105	4,346
Esterline Technologies Corp. (b)	101	5,533
Expeditors International Washington	362	18,335
Fanuc Ltd.	75	8,152
FCC.	14	1,219
FedEx Corp.	91	9,404
Finmeccanica SpA.	51	1,513
Finning International Inc.	48	1,651
Firstgroup Plc.	96	1,587
Fletcher Building Ltd.	179	1,637
Flir Systems Inc.	275	19,082
Florida Rock Industries Inc.	94	5,915
Flowserve Corp.	97	7,659
FLSmidth & Co A/S.	14	1,518
Fluor Corp.	149	23,542
Forward Air Corp.	120	3,916
Foster Wheeler Ltd. (b)	119	17,642
Fuji Electric Holdings Co Ltd.	299	1,127
FUJIFILM Holdings Corp.	195	9,296
Fujikura Ltd.	200	1,279
Funai Electric Co Ltd.	22	929
Furukawa Electric Co Ltd.	268	1,278
Futuris Corp Ltd.	605	1,195
Gamesa Corp Tecnologica SA.	30	1,521
Gardner Denver Inc.	215	7,768
Garmin Ltd.	225	24,165
General Cable Corp. (b)	216	15,550
General Dynamics Corp.	110	10,006
General Electric Co.	3,213	132,244
General Maritime Corp.	171	4,819
Genlyte Group Inc.	37	2,409
Gentex Corp.	290	6,026
Glory Ltd.	46	1,511
Go-Ahead Group Plc.	22	1,235
GrafTech International Ltd.	724	13,684

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Granite Construction Inc.	142	6,080
Grupo Ferrovial SA.	14	1,218
Hamamatsu Photonics KK.	39	1,220
Hankyu Hanshin Holdings Inc.	483	2,256
Harsco Corp.	143	8,669
HeidelbergCement AG.	8	1,276
Heidelberger Druckmaschinen AG.	25	1,024
Hirose Electric Co Ltd.	14	1,665
Hitachi Cable Ltd.	202	1,339
Hitachi Construction Machinery.	35	1,420
Hitachi Koki Co Ltd.	70	1,241
Hitachi Ltd.	1,264	8,556
Hitachi Zosen Corp. (b)	642	1,063
Hochtief AG.	12	1,646
Holcim Ltd.	35	3,988
Honeywell International Inc.	232	14,015
Hong Kong Aircraft Engineerg.	71	1,796
Horiba Ltd.	32	1,415
HOYA CORP.	163	5,891
Hubbell Inc.	105	5,775
Ibiden Co Ltd.	56	4,723
IDEX Corp.	332	11,759
Ihi Corp.	557	1,323
Iino Kaiun Kaisha Ltd.	96	1,340
Imerys SA.	13	1,264
IMI Plc.	104	1,214
Ingersoll-Rand Co Ltd.	101	5,085
Insituform Technologies Inc.	220	3,093
Intermec Inc.	191	4,855
Invensys PLC.	161	1,095
Itron Inc.	125	13,436
ITT Corp.	307	20,544
Jacobs Engineering Group, Inc. (b)	199	17,343
Japan Airport Terminal Co Ltd.	71	1,378
The Japan Steel Works Ltd.	141	2,271
JGC Corp.	96	1,901
JM AB.	41	909
Joy Global Inc.	186	10,799
JS Group Corp.	104	1,676
Kajima Corp.	400	1,408
Kawasaki Heavy Industries Ltd.	591	2,116
Kawasaki Kisen Kaisha Ltd.	223	3,056
Kaydon Corp.	116	6,240
Keihan Electric Railway Co Ltd.	348	1,387
Keihin Electric Express Railway	205	1,253
Keio Corp.	219	1,329
Keisei Electric Railway Co Ltd.	243	1,331
Kemet Corp.	693	4,900
Kennametal Inc.	160	14,594
Keyence Corp.	14	3,212
Kinden Corp.	140	1,236
Kingspan Group Plc.	52	1,239
Kintetsu Corp.	645	1,957
Kirby Corp. (b)	88	4,020
Kitz Corp.	123	1,004

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Komatsu Ltd.	354	11,690
Komori Corp.	54	1,413
Kone OYJ.	18	1,488
Konecranes Oyj.	30	1,343
Konica Minolta Holdings Inc.	201	3,484
Koninklijke BAM Groep NV.	43	1,134
Kubota Corp.	432	3,617
Kuehne & Nagel International A.	13	1,394
Kurita Water Industries Ltd.	42	1,391
Kyocera Corp.	71	5,945
Kyowa Exeo Corp.	109	970
L-3 Communications Holdings Inc.	211	23,134
Lafarge SA.	26	4,227
Landstar System Inc.	231	9,723
Leggett & Platt Inc.	362	7,034
Legrand SA.	36	1,329
Leighton Holdings Ltd.	49	2,839
Lincoln Electric Holdings Inc.	168	12,138
Littelfuse Inc.	86	2,737
Mabuchi Motor Co Ltd.	20	1,345
Macquarie Airports.	616	2,513
Makino Milling Machine Co Ltd.	93	962
Makita Corp.	55	2,627
MAN AG.	17	3,037
The Manitowoc Co Inc.	208	10,246
Martin Marietta Materials Inc.	72	9,313
Maruichi Steel Tube Ltd.	47	1,328
Masco Corp.	101	2,432
Matsushita Electric Works Ltd.	137	1,509
Matthews International Corp.	129	5,879
McDermott International, Inc. (b)	376	22,959
Meggitt PLC.	198	1,405
Methode Electronics Inc.	234	2,934
Metso Oyj.	22	1,337
Mettler Toledo International Inc.	64	6,806
Mine Safety Appliances Co.	119	5,449
Minebea Co Ltd.	229	1,578
MISUMI Group Inc.	73	1,227
Mitsubishi Electric Corp.	814	9,849
Mitsubishi Heavy Industries Lt.	1,274	7,332
Mitsui Engineering & Shipbuild.	294	1,707
Mitsui OSK Lines Ltd.	454	7,414
Mitsumi Electric Co Ltd.	32	1,456
Molex Inc.	157	4,286
Monadelphous Group Ltd.	89	1,396
Moog, Inc. (b)	157	7,246
Mori Seiki Co Ltd.	38	950
MTR Corp.	494	1,702
MTU Aero Engines Holding AG.	18	1,100
Mueller Industries Inc.	254	9,134
Mueller Water Products Inc.	356	3,766
Multiplex Group.	318	1,490
Murata Manufacturing Co Ltd.	84	5,060
Nabtesco Corp.	83	1,402
Nachi-Fujikoshi Corp.	247	1,212

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Nagoya Railroad Co Ltd.	424	1,246
Nankai Electric Railway Co Ltd.	418	1,148
National Express Group PLC.	53	1,453
National Instruments Corp.	243	7,883
NCI Building Systems Inc.	110	4,310
NEC Corp.	769	3,799
Neptune Orient Lines Ltd.	335	1,181
Newport Corp.	189	2,584
Nexans SA.	7	1,189
NGK Insulators Ltd.	112	3,932
Nichias Corp.	123	929
Nichicon Corp.	79	937
Nidec Corp.	46	3,449
Nikon Corp.	132	4,176
Nippon Chemi-Con Corp.	117	917
Nippon Electric Glass Co Ltd.	139	2,348
Nippon Express Co Ltd.	360	1,797
Nippon Sheet Glass Co Ltd.	253	1,531
Nippon Yusen KK.	464	4,746
Nishi-Nippon Railroad Co Ltd.	343	1,246
Nordson Corp.	127	6,795
Norfolk Southern Corp.	136	7,024
Norsk Hydro ASA.	128	1,879
Northrop Grumman Corp.	104	8,696
NSK Ltd.	183	1,604
NTN Corp.	169	1,601
Obayashi Corp.	273	1,368
Odakyu Electric Railway Co Ltd.	235	1,640
OKUMA Corp.	76	1,051
Old Dominion Freight Line Inc.	173	3,908
Olympus Corp.	94	3,870
Omron Corp.	89	2,164
Orbotech Ltd. (b)	268	5,548
Orient Overseas International.	104	1,065
OSG Corp.	88	1,106
Owens-Illinois Inc.	326	14,481
Pacer International Inc.	215	3,169
Pacific Basin Shipping Ltd.	842	1,860
Packaging Corp of America.	196	6,241
Pall Corp.	247	9,897
Panalpina Welttransport Holding.	6	1,130
Park Electrochemical Corp.	69	2,161
Parker Hannifin Corp.	307	24,673
Pentair Inc.	203	7,184
Power-One Inc.	659	3,737
Precision Castparts Corp.	68	10,187
Regal-Beloit Corp.	131	6,424
Republic Services Inc.	348	11,898
Rexam PLC.	122	1,376
Rheinmetall AG.	14	1,239
Rieter Holding AG.	2	1,159
Rinnai Corp.	42	1,300
Rockwell Automation Inc.	60	4,133
Rockwell Collins Inc.	281	21,022
Rolls-Royce Group PLC.	320	3,580

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Roper Industries Inc.	150	10,622
Royal Philips.	202	8,353
Ryder System Inc.	148	7,082
Sacyr Vallehermoso SA.	27	1,269
Safran SA.	49	1,243
Sagami Railway Co Ltd.	380	1,334
Saia Inc.	119	1,677
Sankyu Inc.	249	1,405
Sanmina-SCI Corp.	1,514	3,346
Sanwa Holdings Corp.	210	1,103
Sanyo Electric Co Ltd.	804	1,324
Schindler Holding AG.	19	1,329
Schneider Electric SA.	43	5,920
Seino Holdings Corp.	128	1,091
SembCorp Industries Ltd.	331	1,350
SembCorp Marine Ltd.	463	1,421
Sharp Corp.	414	6,477
Shima Seiki Manufacturing Ltd.	29	1,483
Shimizu Corp.	276	1,433
Siemens AG.	149	20,367
SIG Plc.	47	1,036
Sims Group Ltd.	54	1,416
Singapore Post Ltd.	1,519	1,281
Skanska AB.	70	1,383
SMC Corp.	24	3,199
Snap-On Inc.	242	12,078
SNC-Lavalin Group Inc.	34	1,760
Sonoco Products Co.	198	6,122
Spirit Aerosystems Holdings In.	471	16,353
ST Engineering.	511	1,342
Stanley Electric Co Ltd.	70	1,544
The Stanley Works	168	9,668
Star Micronics Co Ltd.	42	1,311
Stericycle Inc.	152	8,866
STX Pan Ocean Co Ltd.	804	2,045
Sulzer AG.	1	1,604
Sumitomo Electric Industries Ltd.	287	4,609
Sumitomo Heavy Industries Ltd.	229	2,989
Tadano Ltd.	86	1,072
Taiheiyo Cement Corp.	360	1,123
Taisei Corp.	405	1,211
Taiyo Yuden Co Ltd.	57	935
Techtronic Industries Co.	1,047	1,123
Teekay Corp.	115	6,434
Tektronix Inc.	154	5,829
Teledyne Technologies Inc.	145	7,585
Teleflex Inc.	163	11,933
Tenaris SA.	83	2,214
Terex Corp. (b)	174	12,914
Tetra Tech Inc.	342	7,986
Texas Industries Inc.	114	8,329
Textron Inc.	121	8,374
Thales SA.	22	1,371
THK Co Ltd.	52	1,138
Thomas & Betts Corp. (b)	99	5,545

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Timken Co.	152	5,056
Titan Cement Co SA.	24	1,170
TNT NV.	69	2,822
Tobu Railway Co Ltd.	325	1,527
Toda Corp.	228	1,188
Toho Zinc Co Ltd.	129	1,155
Tokyo Seimitsu Co Ltd.	37	864
Tokyu Corp.	401	2,589
Toll Holdings Ltd.	226	2,802
Tomkins Plc.	258	1,190
Toshiba Corp.	1,221	10,212
Toyo Seikan Kaisha Ltd.	73	1,313
Toyota Industries Corp.	85	3,610
Transfield Services Ltd.	128	1,869
Transpacific Industries Group.	109	1,132
Transport International Holdings.	231	1,171
Travis Perkins PLC.	32	968
Tredegar Corp.	242	4,216
Trimble Navigation Ltd.	538	22,435
Trinity Industries Inc.	135	4,879
Tsubakimoto Chain Co.	171	1,171
Tyco International Ltd.	160	6,587
Ulvac Inc.	30	1,165
Union Pacific Corp.	87	11,139
United Group Ltd.	78	1,548
United Technologies Corp.	292	22,364
URS Corp. (b)	235	14,525
Ushio Inc.	65	1,330
UTi Worldwide Inc.	125	3,189
Vallourec.	9	2,608
Varian Inc.	126	9,310
Venture Corp Ltd.	124	1,191
Vestas Wind Systems A/S (b)	33	2,944
Vishay Intertechnology Inc.	359	4,520
Wabtec Corp.	202	7,581
Wartsila Oyj.	18	1,470
Washington Group International (b)	119	11,585
Waste Connections Inc.	286	9,670
Waste Management Inc.	170	6,186
Waters Corp.	172	13,241
The Weir Group Plc	83	1,531
Werner Enterprises Inc.	310	5,896
Wesfarmers Ltd.	147	6,016
Wienerberger AG.	18	1,121
WorleyParsons Ltd.	74	3,308
Worthington Industries Inc.	476	11,900
Yamatake Corp.	41	1,276
Yamato Holdings Co Ltd.	169	2,477
Yaskawa Electric Corp.	102	1,358
YIT OYJ.	39	1,200
Yokogawa Electric Corp.	91	1,138
YRC Worldwide, Inc. (b)	398	9,783
Zardoya Otis SA.	40	1,350
Zebra Technologies Corp.	117	4,574
Zodiac SA.	17	1,177
		2,236,382

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
TECHNOLOGY (4.5%)
ACI Worldwide Inc.	421	9,628
Actel Corp.	202	2,301
Activision Inc.	497	11,754
Adobe Systems, Inc. (b)	251	12,023
Advanced Micro Devices, Inc. (b)	947	12,387
Advent Software Inc.	75	4,150
Affiliated Computer Services Inc.	155	7,852
Agilysys Inc.	160	2,768
Altera Corp.	601	11,792
Amkor Technology Inc.	726	8,226
Analog Devices Inc.	154	5,153
Ansys Inc.	352	13,661
Apple, Inc. (b)	414	78,639
Applied Materials, Inc.	682	13,244
ARM Holdings Plc.	414	1,279
ASM Pacific Technology.	135	1,052
ASML Holding NV.	72	2,507
Asyst Technologies Inc.	425	2,040
ATMI Inc.	146	4,692
Atos Origin SA. (b)	21	1,277
Autodesk, Inc. (b)	393	19,218
Automatic Data Processing Inc.	235	11,647
Autonomy Corp PLC.	73	1,492
Avid Technology Inc.	168	4,938
Axcelis Technologies Inc.	822	3,855
BEA Systems Inc.	788	13,317
BMC Software Inc.	345	11,675
Borland Software Corp.	683	2,992
Broadcom Corp.	202	6,575
Brocade Communications Systems.	1,652	15,711
Brooks Automation Inc.	627	8,138
Business Objects SA. (b)	27	1,622
CA Inc.	241	6,374
Cabot Microelectronics Corp.	99	3,928
CACI International Inc.	126	6,785
Canon Inc.	471	23,473
Cap Gemini SA.	26	1,657
Cerner Corp.	107	6,373
CGI Group Inc.	121	1,378
Ciber Inc.	478	3,724
Citrix Systems Inc.	307	13,198
Cognizant Technology Solutions.	488	20,232
Cognos Inc.	31	1,565
Computer Sciences Corp. (b)	395	23,064
Computershare Ltd.	189	1,505
Compuware Corp.	658	6,580
Conexant Systems Inc.	4,069	5,208
CSG Systems International Inc.	260	5,338
CSK Holdings Corp.	39	1,518
Dassault Systemes SA.	21	1,314
Dell Inc.	992	30,355
DSP Group Inc.	232	3,663

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
DST Systems Inc.	86	7,285
Dun & Bradstreet Corp.	100	9,685
Electronic Arts Inc.	132	8,068
Electronics for Imaging.	373	8,504
EMC Corp. (b)	1,038	26,355
Emulex Corp.	600	12,996
Entegris Inc.	784	7,158
Factset Research Systems Inc.	75	5,289
Fidelity National Information.	325	14,989
Fiserv Inc.	284	15,734
Formfactor Inc.	183	7,157
Fujitsu Ltd.	785	6,124
Global Payments Inc.	134	6,373
Hewlett-Packard Co.	1,286	66,460
Hutchinson Technology Inc.	157	3,726
IBM.	427	49,583
IKON Office Solutions Inc.	640	8,448
Imation Corp.	204	4,545
Indra Sistemas SA.	47	1,363
Infineon Technologies AG. (b)	132	1,937
Informatica Corp.	355	6,063
Intel Corp.	2,783	74,863
International Rectifier Corp.	121	4,039
Intersil Corp.	271	8,222
Intuit Inc.	532	17,114
Itochu Techno-Solutions Corp.	34	1,205
Jack Henry & Associates Inc.	581	16,977
Kla-Tencor Corp.	82	4,317
Konami Corp.	55	1,616
Kulicke & Soffa Industries, Inc. (b)	331	2,506
Lam Research Corp.	229	11,496
Lattice Semiconductor Corp.	866	3,620
Lenovo Group Ltd.	1,859	2,094
Linear Technology Corp.	107	3,533
LogicaCMG PLC.	395	1,337
Logitech International SA. (b)	46	1,599
Marvell Technology Group Ltd.	196	3,534
Mastercard Inc.	111	21,040
Maxim Integrated Products Inc.	137	3,713
MEMC Electronic Materials Inc.	115	8,420
Micrel Inc.	462	4,181
Micros Systems Inc.	168	12,066
Microsemi Corp. (b)	278	7,398
Microsoft Corp.	3,988	146,798
Misys PLC.	255	1,282
National Semiconductor Corp.	436	10,961
NAVTEQ Corp.	166	12,815
NCR Corp.	300	8,277
Neopost SA.	9	1,045
Network Appliance Inc.	161	5,070
Nomura Research Institute Ltd.	61	2,141
Novell Inc.	713	5,390
Novellus Systems Inc.	258	7,330
Nvidia Corp.	373	13,197
Obic Co Ltd.	6	1,200

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
ON Semiconductor Corp.	500	5,100
Oracle Corp Japan.	28	1,281
Oracle Corp.	1,935	42,899
Otsuka Corp.	13	1,241
Palm Inc.	641	5,782
Parametric Technology Corp.	784	14,974
Paychex Inc.	144	6,016
Perot Systems Corp.	604	8,818
Photronics Inc.	316	3,457
Pitney Bowes Inc.	76	3,043
PMC - Sierra Inc.	1,465	13,200
QLogic Corp.	402	6,243
Quantum Corp.	1,401	5,604
Rambus Inc.	187	3,701
Red Hat Inc.	327	7,060
Research In Motion Ltd.	84	10,469
Ricoh Co Ltd.	279	5,453
Rohm Co Ltd.	41	3,571
Sage Group PLC.	265	1,334
Salesforce.com Inc.	157	8,850
SanDisk Corp.	99	4,396
SAP AG.	158	8,586
SEI Investments Co.	242	7,652
Seiko Epson Corp.	61	1,425
Semiconductor Manufacturing Inc.	9,582	1,088
Semtech Corp.	426	7,289
Shinko Electric Industries Co.	51	1,160
Silicon Laboratories Inc.	227	9,920
Silicon Storage Technology Inc.	794	2,636
Skyworks Solutions, Inc. (b)	1,096	10,105
Square Enix Co Ltd.	43	1,409
SRA International Inc.	175	4,806
STMicroelectronics NV.	117	1,998
Sun Microsystems Inc.	1,178	6,726
Sybase Inc.	628	17,961
Synopsys Inc.	292	8,252
Take-Two Interactive Software	386	7,249
TDK Corp.	50	4,069
Teradata Corp.	610	17,403
Teradyne Inc.	483	5,960
Tessera Technologies Inc.	193	7,371
Texas Instruments Inc.	712	23,211
THQ Inc.	271	7,341
Tokyo Electron Ltd.	63	3,664
TomTom NV.	19	1,515
Trident Microsystems Inc.	234	1,762
TriQuint Semiconductor Inc.	1,142	7,160
Unisys Corp. (b)	726	4,414
Varian Semiconductor Equipment.	327	15,049
VeriFone Holdings Inc.	104	5,141
Western Digital Corp.	494	12,804
Wincor Nixdorf AG.	14	1,390
Wind River Systems Inc.	510	6,380
Xerox Corp.	406	7,081
Xilinx Inc.	666	16,250
		1,591,794

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
UTILITIES (2.4%)
AEM SpA.	372	1,565
The AES Corp. (b)	281	6,016
AGL Energy Ltd.	164	1,841
AGL Resources Inc.	536	21,188
Algonquin Power Income Fund.	51	472
Allegheny Energy Inc.	279	16,924
Allete Inc.	191	8,345
Alliant Energy Corp.	20	800
Ameren Corp.	467	25,247
American Electric Power Co Inc.	128	6,171
Aqua America Inc.	267	6,210
Aquila, Inc. (b)	2,646	11,060
Atmos Energy Corp.	609	17,082
Avista Corp.	306	6,747
Babcock & Brown Infrastructure.	865	1,317
Black Hills Corp.	279	12,393
British Energy Group PLC.	181	2,006
Canadian Utilities Ltd.	28	1,611
Centerpoint Energy Inc.	563	9,436
Centrica PLC.	649	4,977
China Resources Power Holdings.	481	1,778
Chubu Electric Power Co Inc.	280	7,147
Chugoku Electric Power Co Inc.	111	2,179
Cleco Corp.	410	10,804
CLP Holdings Ltd.	618	4,154
CMS Energy Corp.	449	7,620
Consolidated Edison Inc.	91	4,285
Contact Energy Ltd.	175	1,223
Dominion Resources Inc.	87	7,972
DPL Inc.	271	7,870
DTE Energy Co.	359	17,806
Duke Energy Corp.	409	7,841
Dynegy, Inc. (b)	811	7,469
E.ON AG.	122	23,866
Edison International.	96	5,577
El Paso Electric Co.	272	6,623
Electric Power Development Co.	63	2,495
Electricite de France.	41	4,916
Enagas.	52	1,476
Endesa SA.	83	4,323
Enel SpA.	742	8,882
Energias de Portugal SA.	401	2,579
Energy East Corp.	323	9,005
Entergy Corp.	58	6,952
Exelon Corp.	224	18,543
FirstEnergy Corp.	98	6,831
Fortis Inc.	51	1,524
Fortum Oyj.	78	3,381
FPL Group Inc.	121	8,279
Gas Natural SDG SA.	21	1,291
Gaz de France SA.	34	1,930
Great Plains Energy Inc.	182	5,431

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Hawaiian Electric Industries Inc.	560	12,992
Hokkaido Electric Power Co Inc.	76	1,634
Hokuriku Electric Power Co.	78	1,629
Hong Kong & China Gas Co.	1,377	3,687
HongKong Electric Holdings.	496	2,541
Iberdrola SA.	676	10,877
Idacorp Inc.	302	10,537
Integrys Energy Group Inc.	151	8,125
International Power PLC.	265	2,695
The Kansai Electric Power Co Inc.	322	7,228
Kyushu Electric Power Co Inc.	171	4,157
MDU Resources Group Inc.	336	9,462
National Grid PLC.	477	7,951
Nicor Inc.	94	4,067
NiSource Inc.	554	11,329
Northeast Utilities.	309	9,526
Northwest Natural Gas Co.	160	7,707
NorthWestern Corp.	244	6,730
NRG Energy Inc.	417	19,040
NSTAR.	199	6,997
OGE Energy Corp.	183	7,009
Osaka Gas Co Ltd.	804	3,115
Pennon Group PLC.	99	1,291
Pepco Holdings Inc.	393	11,197
PG&E Corp.	97	4,746
Piedmont Natural Gas Co.	486	12,408
Pinnacle West Capital Corp.	201	8,120
PNM Resources Inc.	475	11,880
PPL Corp.	125	6,463
Progress Energy Inc.	72	3,456
Public Power Corp SA.	41	1,662
Public Service Enterprise Grou.	82	7,839
Puget Energy Inc.	268	7,571
Red Electrica de Espana.	27	1,515
Reliant Energy Inc.	767	21,108
RWE AG.	95	12,749
SCANA Corp.	210	8,524
Scottish & Southern Energy PLC.	153	4,951
Sempra Energy.	65	3,998
Severn Trent PLC.	48	1,447
Shikoku Electric Power Co Inc.	91	2,279
Sierra Pacific Resources.	440	7,423
Snam Rete Gas SpA.	224	1,449
Southern Co.	246	9,018
Southwest Gas Corp.	249	7,410
Suez SA.	205	13,331
TECO Energy Inc.	423	7,119
Terna Rete Elettrica Nazionale.	363	1,421
Toho Gas Co Ltd.	269	1,387
Tohoku Electric Power Co Inc.	191	4,023
The Tokyo Electric Power Co Inc.	513	12,983
Tokyo Gas Co Ltd.	907	4,017
TransAlta Corp.	44	1,583
UGI Corp.	722	19,220
Union Fenosa SA.	23	1,529

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount		Value ($)
Unisource Energy Corp.		224	7,105
United Utilities PLC.		156	2,367
Vectren Corp.		523	14,665
Veolia Environnement.		69	6,161
Verbund.		25	1,651
Westar Energy Inc.		635	16,904
WGL Holdings Inc.		338	11,465
Wisconsin Energy Corp.		237	11,348
Xcel Energy Inc.		954	21,513
			850,791

Total Common Stocks (Cost $ 15,931,512)			17,489,965

CORPORATE BONDS (9.6%)
BASIC MATERIALS (0.7%)
E.I. Du Pont De Nemours., 4.88%, 4/30/2014	USD	165,000	160,402
Weyerhaeuser Co., 6.95%, 8/1/2017	USD	82,000	85,009
			245,411

COMMUNICATIONS (0.3%)
Sprint Capital Corp., 8.38%, 3/15/2012	USD	86,000	93,925
			93,925

CONSUMER GOODS (2.0%)
Anheuser-Busch Cos Inc., 5.05%, 10/15/2016	USD	82,000	79,587
Bottling Group Llc., 4.63%, 11/15/2012	USD	58,000	57,090
Coca-Cola Enterprises., 8.50%, 2/1/2022	USD	82,000	103,340
Conagra Foods Inc., 6.75%, 9/15/2011	USD	82,000	86,096
Kimberly-Clark Corp., 5.00%, 8/15/2013	USD	55,000	54,443
Kohls Corporation., 6.00%, 1/15/2033	USD	78,000	70,516
Macys Retail Hldgs Inc., 5.75%, 7/15/2014	USD	82,000	79,340
Procter & Gamble Co., 4.95%, 8/15/2014	USD	53,000	52,565
Target Corp., 5.88%, 3/1/2012	USD	44,000	45,321
Wal-Mart Stores., 4.55%, 5/1/2013	USD	87,000	84,956
			713,254

ENERGY (0.3%)
Kinder Morgan Energy Partners, 7.75%, 3/15/2032	USD	82,000	91,515
			91,515

FINANCIAL (4.2%)
Allstate Corp., 7.20%, 12/1/2009	USD	44,000	45,960
American General Finance., 5.38%, 10/1/2012	USD	151,000	149,455
Berkley (WR) Corporation., 6.15%, 8/15/2019	USD	55,000	54,752
Citigroup Inc., 6.63%, 1/15/2028	USD	33,000	34,583
Comerica Bank., 5.20%, 8/22/2017	USD	160,000	150,951
Conocophillips Canada., 5.63%, 10/15/2016	USD	156,000	158,791
Countrywide Finl Corp., 6.25%, 5/15/2016	USD	146,000	116,203
John Hancock Global Funding Ltd., 7.90%, 7/2/2010 †	USD	83,000	89,012
JPMC Capital XVIII., 6.95%, 8/17/2036	USD	115,000	113,462
Lehman Brothers Holdings., 6.63%, 1/18/2012	USD	55,000	56,742

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount		Value ($)
Merrill Lynch & Co., 6.05%, 5/16/2016	USD	45,000	44,615
Morgan Stanley., 6.75%, 4/15/2011	USD	109,000	113,901
Prudential Financial Inc., 5.10%, 9/20/2014	USD	165,000	159,353
US Bank NA., 6.38%, 8/1/2011	USD	55,000	57,316
Wachovia Bank NA., 7.80%, 8/18/2010	USD	87,000	93,244
Wells Fargo & Co., 4.63%, 8/9/2010	USD	37,000	36,643
			1,474,983

HEALTH CARE (0.2%)
Wyeth., 5.50%, 2/1/2014	USD	54,000	54,149
			54,149

INDUSTRIAL (0.9%)
Boeing Co., 6.13%, 2/15/2033	USD	43,000	44,431
Burlington North Santa Fe, 7.00%, 12/15/2025	USD	82,000	88,604
Norfolk Southern Corp., 6.20%, 4/15/2009	USD	192,000	194,796
			327,831

TECHNOLOGY (0.2%)
IBM Corp., 8.38%, 11/1/2019	USD	44,000	54,209
			54,209

UTILITIES (1.0%)
Duke Energy Carolinas., 6.25%, 1/15/2012	USD	44,000	45,714
Exelon Corporation., 4.90%, 6/15/2015	USD	82,000	76,934
Florida Power & Light., 5.95%, 10/1/2033	USD	150,000	149,833
Southern Power Co., 4.88%, 7/15/2015	USD	82,000	77,978
			350,459

Total Corporate Bonds (Cost $ 3,470,459)			3,405,736

U.S. Government Agency Pass-Through Securities (10.0%)
FREDDIE MAC (2.4%)
4.00%, 6/1/2018, Pool #E01401	USD	122,163	115,881
5.00%, 8/1/2033, Pool #A12886	USD	143,312	137,930
5.50%, 8/1/2033, Pool #A11851	USD	154,225	152,270
5.50%, 10/1/2034, Pool #A27526	USD	138,091	136,312
5.50%, 11/1/2035, Pool #A47728	USD	152,997	150,790
6.00%, 7/1/2034, Pool #A24370	USD	121,055	122,104
6.50%, 12/1/2033, Pool #A16523	USD	30,896	31,791
			847,078

FANNIE MAE (7.2%)
4.41%, 10/1/2035, Pool #836206	USD	144,923	143,498
4.50%, 1/1/2019, Pool #735057	USD	73,242	71,049
4.50%, 9/1/2020, Pool #839289	USD	76,242	73,775
5.00%, 5/1/2018, Pool #703444	USD	54,533	53,691
5.00%, 1/1/2019, Pool #255077	USD	241,661	238,731
5.00%, 12/1/2019, Pool #745369	USD	45,769	45,214
5.00%, 6/1/2020, Pool #839333	USD	83,088	81,804
5.00%, 12/1/2026, Pool #256570	USD	82,487	80,017

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount		Value ($)
5.00%, 5/1/2034, Pool #768230	USD	117,196	112,486
5.00%, 7/1/2034, Pool #255268	USD	141,526	136,171
5.50%, 8/1/2017, Pool #826283	USD	41,995	42,253
5.50%, 3/1/2020, Pool #735405	USD	57,460	57,559
5.50%, 12/1/2020, Pool #850811	USD	223,680	224,068
5.50%, 6/1/2033, Pool #702459	USD	148,412	146,250
5.50%, 9/1/2033, Pool #254869	USD	124,610	123,144
5.50%, 4/1/2034, Pool #725424	USD	100,724	99,257
5.50%, 1/1/2035, Pool #808374	USD	155,411	153,148
6.00%, 6/1/2017, Pool #555004	USD	4,980	5,074
6.00%, 1/1/2018, Pool #677483	USD	59,162	60,199
6.00%, 10/1/2032, Pool #667994	USD	168,627	170,638
6.00%, 9/1/2033, Pool #736937	USD	65,163	65,648
6.00%, 8/1/2034, Pool #725690	USD	61,286	61,741
6.00%, 4/1/2035, Pool #735503	USD	65,347	66,068
6.50%, 9/1/2034, Pool #783390	USD	77,108	78,925
6.50%, 4/1/2036, Pool #851187	USD	44,711	45,765
7.00%, 4/1/2034, Pool #780703	USD	96,083	100,093
			2,536,266

GNMA (0.5%)
5.50%, 4/15/2033, Pool #603566	USD	57,325	57,046
5.50%, 4/15/2034, Pool #626116	USD	38,306	38,102
6.00%, 9/20/2034, Pool #2 3611	USD	63,628	64,343
			159,491

Total U.S. Government Agency Pass-Through Securities (Cost $ 3,526,095)			3,542,835

U.S. Government Agency Securities (3.5%)
FANNIE MAE (1.0%)
4.50%, 10/15/2008	USD	170,000	170,525
6.63%, 9/15/2009	USD	165,000	171,707
			342,232

FREDDIE MAC (2.0%)
4.75%, 1/18/2011,	USD	120,000	121,140
4.75%, 1/19/2016,	USD	480,000	476,965
6.25%, 7/15/2032,	USD	105,000	119,908
			718,013

FEDERAL HOME LOAN BANK (0.5%)
4.63%, 11/21/2008	USD	170,000	170,264
			170,264

Total U.S. Government Agency Securities (Cost $ 1,219,158)			1,230,509

U.S. Treasury Obligations (5.3%)
U.S. TREASURY BONDS (1.4%)
5.25%, 11/15/2028	USD	404,000	428,556
6.00%, 2/15/2026	USD	45,000	51,525
			480,081

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2020 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount		Value ($)
U.S. TREASURY NOTES (3.9%)
4.00%, 6/15/2009	USD	469,000	469,330
4.00%, 4/15/2010	USD	271,000	271,423
4.00%, 2/15/2015	USD	24,000	23,501
4.25%, 8/15/2015	USD	56,000	55,580
4.88%, 2/15/2012	USD	206,000	212,470
5.00%, 2/15/2011	USD	232,000	239,540
5.63%, 5/15/2008	USD	110,000	110,851
			1,382,695

Total U.S. Treasury Obligations (Cost $ 1,830,413)			1,862,776

Foreign Government Agency Securities (9.7%)
BELGIUM (0.4%)
Belgian Government Bond, 5.50%, 9/28/2017	EUR	99,000	156,155

SPANISH (0.5%)
Bonos Y Obligaciόn Del Estado (Spanish Government Bond), 5.50%, 7/30/2017	EUR	110,000	173,492

GERMANY (1.3%)
Bundesobligation (German Government Bond), 4.00%, 4/13/2012	EUR	325,000	467,874

ITALY (1.2%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/01/2017	EUR	281,000	431,697

FRANCE (1.1%)
France O.A.T (French Government Bond), 3.75%, 4/25/2017	EUR	268,000	370,899

JAPAN (4.0%)
Japan Government Bond, 1.50%, 6/20/2012	JPY	159,000,000	1,405,060

NETHERLANDS (0.4%)
Netherlands Government Bond, 4.00%, 7/15/2016	EUR	110,000	155,907

UNITED KINGDOM (0.8%)
United Kingdom Treasury Bond, 4.00%, 9/07/2016	GBP	141,000	273,916

Total Foreign Government Agency Securities (Cost $ 3,253,750)			3,435,000

Investment Companies (11.6%)
American Beacon Money Market Fund		1,539,767	1,539,767
BLDRS Emerging Markets 50 ADR Equity Fund		7,895	473,462
Dreyfus Cash Management Plus		201,884	201,884
iShares MSCI Emerging Markets Equity Fund		8,534	1,425,263
Vanguard Emerging Markets Equity Fund		3,830	447,421
Total Investment Companies (Cost $ 3,563,075)			4,087,797

Total Investments (Cost $ 32,794,462) (a) – 99.30%			35,054,618

Other assets in excess of liabilities – 0.7%			245,661

NET ASSETS – 100.00%			35,300,279

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities
(b)	Non-income producing security.
† -	Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended.
These securities have been determined to be liquid by procedures approved by the Board of Trustees.

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
COMMON STOCKS (67.3%)
BASIC MATERIALS (3.9%)
Acerinox SA.	42	1,239
Agnico-Eagle Mines Ltd.	26	1,486
Agrium Inc.	26	1,651
Air Products & Chemicals Inc.	64	6,262
Air Water Inc.	91	1,022
Airgas Inc.	275	13,879
AK Steel Holding Corp. (b)	427	21,406
Akzo Nobel NV.	42	3,378
Albemarle Corp.	136	6,495
Alcan Inc.	53	5,329
Alcoa Inc.	283	11,204
Allegheny Technologies Inc.	138	14,099
Alumina Ltd.	388	2,411
Antofagasta PLC.	74	1,289
Arcelormittal.	119	9,548
Arkema.	17	1,156
Asahi Kasei Corp.	465	3,531
Ashland Inc.	111	6,518
Barrick Gold Corp.	134	5,957
BASF AG.	77	10,680
Bayer AG.	118	9,837
BHP Billiton Ltd.	1,116	47,921
BHP Billiton PLC.	367	13,975
BlueScope Steel Ltd.	242	2,389
Cabot Corp.	115	4,026
Cameco Corp.	51	2,513
Carpenter Technology Corp.	106	15,360
Celanese Corp.	279	11,707
Chemtura Corp.	462	4,306
Ciba Specialty Chemicals AG.	18	894
Clariant AG.	70	894
Cleveland-Cliffs Inc.	166	15,878
Cytec Industries Inc.	167	11,141
Daicel Chemical Industries Ltd.	163	1,191
Daido Steel Co Ltd.	150	1,013
Dainippon Ink and Chemicals In.	278	1,323
Denki Kagaku Kogyo K K.	218	1,274
Domtar Corp. (b)	1,181	10,133
Dow Chemical Co/The.	248	11,170
DOWA HOLDINGS CO LTD.	101	1,167
Eastman Chemical Co.	166	11,054

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Ecolab Inc.	252	11,887
EI Du Pont de Nemours & Co.	238	11,783
Ferro Corp.	240	4,973
First Quantum Minerals Ltd.	12	1,292
FMC Corp.	294	16,905
FNX Mining Co Inc.	36	1,454
Fortescue Metals Group Ltd.	39	1,816
Georgia Gulf Corp.	198	2,396
Givaudan SA.	1	982
Goldcorp Inc.	109	3,834
HB Fuller Co.	343	10,094
Hercules Inc.	660	12,415
Hitachi Chemical Co Ltd.	51	1,242
Hitachi Metals Ltd.	90	1,159
Hokuetsu Paper Mills Ltd.	208	984
HudBay Minerals Inc.	45	1,297
Huntsman Corp.	178	4,690
Iamgold Corp.	132	1,157
Iluka Resources Ltd.	214	871
Imperial Chemical Industries P.	174	2,385
Inmet Mining Corp.	13	1,390
International Flavors & Fragra.	165	8,615
International Paper Co.	140	5,174
Ivanhoe Mines Ltd/CA.	76	1,045
JFE Holdings Inc.	203	11,771
Johnson Matthey PLC.	34	1,262
JSR Corp.	71	1,828
Jubilee Mines NL.	81	1,774
K+S AG.	7	1,463
Kagara Zinc Ltd.	196	1,214
Kaneka Corp.	133	1,174
Kansai Paint Co Ltd.	126	942
Kazakhmys PLC.	42	1,287
Kingboard Chemical Holdings Lt.	196	1,277
Kinross Gold Corp.	91	1,799
Kobe Steel Ltd.	1,033	3,680
Koninklijke DSM NV.	31	1,757
Lanxess AG.	20	991
Lee & Man Paper Manufacturing.	253	1,002
Lihir Gold Ltd. (b)	607	2,335
Linde AG.	19	2,405
Lonmin Plc.	15	1,072
Lonza Group AG.	11	1,281
Louisiana-Pacific Corp.	200	3,292
Lubrizol Corp.	140	9,503
Lundin Mining Corp.	85	1,152
MeadWestvaco Corp.	359	12,077
Minara Resources Ltd.	201	1,217
Minerals Technologies Inc.	78	5,477
Mitsubishi Chemical Holdings C.	457	3,751
Mitsubishi Gas Chemical Co Inc.	154	1,524

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Mitsubishi Materials Corp.	416	2,405
Mitsui Chemicals Inc.	261	2,427
Mitsui Mining & Smelting Co Lt.	225	940
Monsanto Co.	231	22,553
Neenah Paper Inc.	62	2,108
Newcrest Mining Ltd.	110	3,320
Newmont Mining Corp.	182	9,257
Nine Dragons Paper Holdings Lt.	387	1,036
Nippon Kayaku Co Ltd.	125	1,003
Nippon Light Metal Co Ltd.	420	859
Nippon Paint Co Ltd.	216	1,196
Nippon Shokubai Co Ltd.	123	1,209
Nippon Steel Corp.	2,211	14,545
Nippon Yakin Kogyo Co Ltd.	92	868
Nissan Chemical Industries Ltd.	87	1,190
Nisshin Steel Co Ltd.	282	1,071
Nitto Denko Corp.	55	2,665
Norske Skogindustrier ASA.	77	847
Nova Chemicals Corp.	29	1,053
Nufarm Ltd.	97	1,409
OJI Paper Co Ltd.	336	1,532
Olin Corp.	374	8,520
OneSteel Ltd.	378	2,422
Orica Ltd.	104	2,994
OSAKA Titanium Technologies Co.	13	1,126
Outokumpu OYJ.	35	1,305
Oxiana Ltd.	507	1,983
Pacific Metals Co Ltd.	62	771
Paladin Energy Ltd.	177	1,350
PaperlinX Ltd.	398	1,023
Plum Creek Timber Co Inc.	353	15,769
Potash Corp of Saskatchewan.	45	5,601
PPG Industries Inc.	48	3,588
Praxair Inc.	139	11,882
Rautaruukki OYJ.	16	915
Rayonier Inc.	152	7,340
Reliance Steel & Aluminum Co.	121	7,060
Rengo Co Ltd.	197	1,414
Rio Tinto Ltd.	108	11,066
Rio Tinto PLC.	156	14,567
Rohm & Haas Co.	328	17,017
RPM International Inc.	677	14,508
RTI International Metals Inc. (b)	93	7,271
Salzgitter AG.	6	1,180
Schulman A Inc.	142	3,353
Sensient Technologies Corp.	266	7,951
SGL Carbon AG. (b)	21	1,233
Shin-Etsu Chemical Co Ltd.	135	8,589
Showa Denko KK.	392	1,526
Sigma-Aldrich Corp.	162	8,371
Smurfit-Stone Container Corp.	503	6,091

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Solvay SA.	9	1,368
Southern Copper Corp.	21	2,934
Ssab Svenskt Stal AB.	30	973
Steel Dynamics Inc.	185	9,846
Stillwater Mining Co.	272	3,027
Stora Enso Oyj.	89	1,632
Sumitomo Bakelite Co Ltd.	152	924
Sumitomo Chemical Co Ltd.	550	4,858
Sumitomo Forestry Co Ltd.	118	877
Sumitomo Metal Industries Ltd.	1,463	7,139
Sumitomo Metal Mining Co Ltd.	192	4,227
Syngenta AG.	15	3,603
Taiyo Nippon Sanso Corp.	128	1,135
Teck Cominco Ltd.	66	3,305
Temple-Inland Inc.	155	8,319
ThyssenKrupp AG.	60	3,986
Titanium Metals Corp.	135	4,752
Tokai Carbon Co Ltd.	99	1,229
Tokuyama Corp.	86	1,190
Tokyo Steel Manufacturing Co L.	66	908
Tosoh Corp.	199	1,261
Ube Industries Ltd/Japan.	361	1,286
Umicore.	5	1,246
United States Steel Corp.	234	25,249
UPM-Kymmene Oyj.	82	1,835
Uranium One Inc.	94	1,044
USEC Inc. (b)	274	2,411
Valspar Corp.	537	13,441
Vedanta Resources PLC.	30	1,373
Voestalpine AG.	17	1,528
Vulcan Materials Co.	121	10,347
Wacker Chemie AG.	4	975
Wausau Paper Corp.	287	2,873
Weyerhaeuser Co.	71	5,390
Xstrata PLC.	97	6,954
Yamana Gold Inc.	99	1,492
Yamato Kogyo Co Ltd.	23	1,061
Yara International ASA.	40	1,548
Zeon Corp.	103	964
Zinifex Ltd.	163	2,528
		898,159

COMMUNICATIONS (6.6%)
3Com Corp.	696	3,396
Adaptec Inc.	594	2,097
Akamai Technologies Inc.	270	10,581
Alcatel-Lucent.	358	3,474
Alltel Corp.	113	8,040
Amazon.Com Inc.	126	11,233
American Tower Corp. (b)	180	7,952
Andrew Corp.	311	4,559

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Anixter International Inc. (b)	131	9,412
APN News & Media Ltd.	222	1,108
Ariba Inc.	436	5,642
AT&T Inc.	1,609	67,240
BCE Inc.	126	5,501
Belgacom SA.	27	1,290
Belo Corp.	174	3,219
Black Box Corp.	101	4,038
British Sky Broadcasting Group.	167	2,363
BT Group PLC.	1,339	9,078
Cable & Wireless PLC.	382	1,548
Cablevision Systems Corp. (b)	332	9,738
CBS Corp.	145	4,162
C-COR Inc.	256	3,139
CenturyTel Inc.	210	9,251
Charter Communications Inc.	1,537	3,182
Check Point Software Technolog.	327	8,260
Checkfree Corp.	121	5,751
China Mobile Ltd.	1,386	28,077
China Netcom Group Corp Hong K.	649	1,976
China Unicom Ltd.	1,985	4,769
Ciena Corp.	337	16,129
Cincinnati Bell Inc. (b)	1,410	7,642
Cisco Systems Inc.	2,578	85,229
Citizens Communications Co.	671	8,830
Clear Channel Communications I.	146	5,514
CNET Networks Inc.	849	6,860
Comcast Corp. (b)	824	17,345
Comcast Corp. (b)	460	9,600
CommScope Inc.	248	11,698
Corning Inc.	668	16,212
Cosmote Mobile Telecommunicati.	36	1,242
Crown Castle International Cor.	416	17,085
CTC Media Inc.	36	903
Daily Mail & General Trust.	75	956
Deutsche Telekom AG.	465	9,536
Digital River Inc.	166	8,808
DIRECTV Group Inc/The. (b)	270	7,150
Discovery Holding Co.	765	21,810
Earthlink Inc.	687	5,434
eBay Inc.	498	17,978
EchoStar Communications Corp. (b)	296	14,492
Elisa OYJ.	38	1,127
Emap PLC.	64	1,167
Embarq Corp.	298	15,770
Entercom Communications Corp.	150	2,783
Equinix Inc.	107	12,483
Ericsson.	2,297	6,871
Expedia Inc.	444	14,501
Extreme Networks.	702	3,075
F5 Networks Inc.	328	11,818

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Fairfax Media Ltd.	442	1,951
Foxconn International Holdings.	621	1,715
France Telecom SA.	273	10,067
Gannett Co Inc.	74	3,138
Gestevision Telecinco SA.	40	1,150
GN Store Nord.	91	968
Google Inc.	97	68,579
Hakuhodo DY Holdings Inc.	17	1,230
Harmonic Inc.	447	5,507
Harris Corp.	201	12,173
Harte-Hanks Inc.	298	5,254
Hellenic Telecommunications Or.	47	1,719
HLTH Corp.	286	4,035
Hutchison Telecommunications I.	873	1,239
Idearc Inc.	285	7,689
IDT Corp.	311	2,497
Informa PLC.	101	1,124
Infospace Inc.	136	2,629
Inmarsat PLC.	131	1,398
InterDigital Inc.	137	2,944
Interpublic Group of Cos Inc. (b)	956	9,895
Interwoven Inc.	224	3,179
ITV PLC.	525	1,082
j2 Global Communications Inc.	199	6,704
JDS Uniphase Corp.	350	5,341
John Wiley & Sons Inc.	190	8,356
Juniper Networks Inc.	228	8,208
Jupiter Telecommunications Co.	1	798
KDDI Corp.	1	7,515
Lagardere SCA.	19	1,605
Lamar Advertising Co.	120	6,415
Leap Wireless International In.	82	5,847
Lee Enterprises Inc.	225	3,611
Liberty Global Inc.	537	19,697
Liberty Global Inc.	291	11,422
Liberty Media Corp - Capital.	56	6,999
Liberty Media Corp - Interacti.	267	5,668
Manitoba Telecom Services Inc.	25	1,244
Matsui Securities Co Ltd.	130	1,020
McClatchy Co.	324	5,375
McGraw-Hill Cos Inc/The.	146	7,306
Media General Inc.	122	3,414
Mediaset SpA.	111	1,149
Meredith Corp.	159	9,898
Mobistar SA.	14	1,266
Modern Times Group AB.	18	1,265
Motorola Inc.	983	18,471
MRV Communications Inc.	607	1,724
NetFlix Inc.	227	6,009
NeuStar Inc.	129	4,412
New York Times Co/The.	284	5,555

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
News Corp.	804	17,423
News Corp.	190	4,357
NII Holdings Inc.	249	14,442
Nokia OYJ.	608	24,084
NTT Corp.	2	9,153
NTT DoCoMo Inc.	6	8,633
NutriSystem Inc.	131	3,943
Oki Electric Industry Co Ltd.	565	955
Openwave Systems Inc.	414	1,639
PagesJaunes Groupe SA.	54	1,192
PCCW Ltd.	1,760	1,131
Pearson PLC.	125	2,073
Plantronics Inc.	265	7,248
Polycom Inc.	145	4,057
Portugal Telecom SGPS SA.	144	1,929
priceline.com Inc.	140	13,034
ProSiebenSat.1 Media AG.	30	883
PT Multimedia Servicos de Tele.	25	345
Publicis Groupe.	25	1,015
Publishing & Broadcasting Ltd.	145	2,812
Qualcomm Inc.	687	29,356
Qwest Communications Internati. (b)	662	4,753
Radio One Inc.	414	1,445
Rakuten Inc.	4	1,942
RCN Corp.	153	2,234
RealNetworks Inc.	613	4,450
Reed Elsevier NV.	96	1,856
Reed Elsevier PLC.	197	2,573
Reuters Group PLC.	195	2,677
RF Micro Devices Inc.	1,088	6,767
RH Donnelley Corp. (b)	118	6,472
Rogers Communications Inc.	73	3,720
Royal KPN NV.	281	5,299
S1 Corp.	331	2,787
Sanoma-WSOY Oyj.	34	981
SAVVIS Inc.	114	4,307
SBA Communications Corp.	394	14,026
SBI E*trade Securities Co Ltd.	1	1,057
SBI Holdings Inc/Japan.	4	1,252
Scholastic Corp.	193	7,639
Seat Pagine Gialle SpA.	1,948	1,131
Seek Ltd.	151	1,307
SES.	55	1,357
Seven Network Ltd.	113	1,438
Shaw Communications Inc.	60	1,675
Sinclair Broadcast Group Inc.	282	3,395
Singapore Press Holdings Ltd.	524	1,659
SingTel.	1,760	4,963
Sirius Satellite Radio Inc.	2,191	7,362
Societe Television Francaise 1.	32	885
Softbank Corp.	238	5,508

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
SonicWALL Inc.	368	3,805
Sprint Nextel Corp.	724	12,380
Swisscom AG.	3	1,109
Sycamore Networks Inc.	1,093	4,667
Symantec Corp.	394	7,399
Tandberg ASA.	47	1,195
Tekelec.	383	5,056
Tele2 AB.	62	1,459
Telecom Corp of New Zealand Lt.	586	1,961
Telecom Italia SpA.	1,700	5,337
Telecom Italia SpA.	933	2,411
Telefonica SA.	669	22,082
Telekom Austria AG.	52	1,491
Telenor ASA.	120	2,817
Telephone & Data Systems Inc.	81	5,654
Telephone & Data Systems Inc.	81	5,334
Television Broadcasts Ltd.	159	1,024
TeliaSonera AB.	286	2,814
Tellabs Inc.	790	6,960
Telstra Corp Ltd.	1,203	5,244
TELUS Corp.	27	1,642
TELUS Corp.	25	1,455
Tencent Holdings Ltd.	245	2,077
Thomson Corp/The.	29	1,370
TIBCO Software Inc.	1,151	10,566
Time Warner Inc.	1,593	29,088
Time Warner Telecom Inc.	229	5,322
Trend Micro Inc.	35	1,550
Tribune Co.	155	4,690
Trinity Mirror Plc.	105	877
United Internet AG.	61	1,334
United Online Inc.	366	6,442
US Cellular Corp.	27	2,542
Valueclick Inc.	402	10,930
Valuevision Media Inc.	258	1,334
Verizon Communications Inc.	760	35,013
Viacom Inc.	251	10,364
Vignette Corp.	165	2,845
Virgin Media Inc.	449	9,927
Vivendi.	179	8,058
Vodafone Group PLC.	8,179	32,148
VTech Holdings Ltd.	121	1,024
Walt Disney Co/The.	751	26,007
Washington Post Co/The.	10	8,490
Websense Inc.	179	3,294
West Australian Newspapers Hol.	89	1,153
Westwood One Inc.	573	1,226
Windstream Corp.	938	12,616
Wolters Kluwer NV.	48	1,504
WPP Group PLC.	190	2,594
XM Satellite Radio Holdings In.	513	6,813

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Yahoo! Inc.	537	16,701
Yahoo! Japan Corp.	5	2,215
Yell Group PLC.	121	1,145
Yellow Pages Income Fund.	87	1,317
		1,540,072

CONSUMER GOODS (0.9%)
PepsiCo Inc.	705	51,973
Procter & Gamble Co.	1,323	91,975
Toyota Motor Corp.	1,006	57,286
		201,234

CONSUMER, CYCLICAL (6.9%)
99 Cents Only Stores.	332	3,569
Abercrombie & Fitch Co.	138	10,930
Accor SA.	32	3,053
Adidas AG.	32	2,126
Aeon Co Ltd.	266	4,159
Aeropostale Inc.	312	7,145
Air France-KLM.	30	1,140
Aisin Seiki Co Ltd.	69	2,811
Alaska Air Group Inc. (b)	220	5,588
Alimentation Couche Tard Inc.	56	1,217
All Nippon Airways Co Ltd.	289	1,110
American Axle & Manufacturing.	243	6,673
AMR Corp. (b)	459	11,016
AnnTaylor Stores Corp.	120	3,719
Aoyama Trading Co Ltd.	38	986
Applebees International Inc.	458	11,606
Arcandor AG. (b)	35	1,122
Aristocrat Leisure Ltd.	156	1,511
ArvinMeritor Inc.	402	5,962
Asics Corp.	80	1,265
Autozone Inc.	71	8,833
Barratt Developments PLC.	57	773
Bayerische Motoren Werke AG.	50	3,339
Bayerische Motoren Werke AG.	21	1,181
Beazer Homes USA Inc.	159	1,786
Bed Bath & Beyond Inc.	121	4,107
Bellway PLC.	43	961
Berkeley Group Holdings PLC.	33	1,169
Best Buy Co Inc.	169	8,200
Big Lots Inc. (b)	216	5,180
Billabong International Ltd.	78	1,092
BJ's Wholesale Club Inc.	125	4,485
Blockbuster Inc. (b)	617	3,245
Bob Evans Farms Inc.	208	5,861
Borders Group Inc.	340	5,243
BorgWarner Inc.	92	9,725
Bosch Corp.	208	1,080

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Boyd Gaming Corp.	91	3,806
Bridgestone Corp.	237	5,207
Brightpoint Inc.	309	5,006
Brinker International Inc.	214	5,433
British Airways PLC. (b)	135	1,250
Brunswick Corp/DE.	184	4,105
Burberry Group PLC.	84	1,074
Callaway Golf Co.	389	6,737
Canadian Tire Corp Ltd.	14	1,288
Canon Marketing Japan Inc.	60	1,173
Carmax Inc.	361	7,534
Carnival Corp.	107	5,134
Carnival PLC.	27	1,261
Carphone Warehouse Group PLC.	150	1,093
Casey's General Stores Inc.	302	8,607
Cathay Pacific Airways Ltd.	415	1,229
Cato Corp/The.	216	4,337
Charming Shoppes Inc. (b)	690	5,120
Cheesecake Factory/The.	270	6,056
China Travel International Inv.	1,629	1,293
Choice Hotels International In.	63	2,441
Christopher & Banks Corp.	223	3,060
Circuit City Stores Inc.	344	2,728
Citizen Holdings Co Ltd.	126	1,353
Coach Inc.	164	5,996
Coldwater Creek Inc.	83	743
Coles Group Ltd.	348	5,225
Compagnie Financiere Richemont.	81	5,779
Compass Group PLC.	309	2,223
Continental AG.	23	3,474
Continental Airlines Inc.	196	6,733
Cooper Tire & Rubber Co.	350	7,798
Costco Wholesale Corp.	194	13,048
CROCS Inc.	310	23,173
CVS Caremark Corp.	611	25,521
Daihatsu Motor Co Ltd.	107	1,128
Daimler AG.	149	16,522
Daiwa House Industry Co Ltd.	199	2,818
David Jones Ltd.	221	1,017
Delta Air Lines Inc.	379	7,883
Denso Corp.	174	7,013
Denway Motors Ltd.	2,321	1,617
Deutsche Lufthansa AG.	39	1,153
Dick's Sporting Goods Inc.	300	10,011
Dillard's Inc.	374	8,613
DR Horton Inc.	536	6,802
Dress Barn Inc.	280	4,589
DSG International PLC.	343	924
Esprit Holdings Ltd.	344	5,681
Ethan Allen Interiors Inc.	174	5,370
Family Dollar Stores Inc.	280	7,098

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
FamilyMart Co Ltd.	42	1,223
Fast Retailing Co Ltd.	26	1,492
Fastenal Co.	205	9,118
Fiat SpA.	108	3,485
Foot Locker Inc.	313	4,661
Ford Motor Co. (b)	785	6,963
Fred's Inc.	244	2,586
Fuji Heavy Industries Ltd.	233	1,204
Furniture Brands International.	253	3,049
Futaba Industrial Co Ltd.	44	1,228
Galaxy Entertainment Group Ltd. (b)	1,070	1,162
GameStop Corp.	213	12,614
Gaylord Entertainment Co. (b)	167	9,098
General Motors Corp.	157	6,153
Genesco Inc.	92	4,250
Genuine Parts Co.	338	16,586
Georg Fischer AG.	1	750
Gildan Activewear Inc.	32	1,465
GKN PLC.	139	1,060
GOME Electrical Appliances Hol.	674	1,504
Grafton Group PLC.	79	883
Group 1 Automotive Inc.	150	4,658
Guess ? Inc.	74	3,803
Gunze Ltd.	199	956
Gymboree Corp.	124	4,220
H2O Retailing Corp.	113	939
Hagemeyer NV.	205	1,393
Harman International Industrie.	91	7,662
Harvey Norman Holdings Ltd.	294	1,857
Hasbro Inc.	278	8,298
Haseko Corp.	409	975
Hennes & Mauritz AB.	76	5,061
Herman Miller Inc.	75	2,042
Hermes International.	12	1,578
Hino Motors Ltd.	155	1,111
Hitachi High-Technologies Corp.	45	1,006
Home Depot Inc.	396	12,478
Home Retail Group PLC.	136	1,233
Honda Motor Co Ltd.	608	22,660
Hongkong & Shanghai Hotels/The.	649	1,196
HOT Topic Inc.	218	1,670
Iberia Lineas Aereas de Espana.	230	1,166
Ihop Corp.	69	4,370
Inchcape Plc.	115	1,125
Inditex SA.	39	2,901
Ingram Micro Inc.	286	6,075
Insight Enterprises Inc.	267	7,380
Interface Inc.	228	4,362
International Game Technology.	140	6,105
International Speedway Corp.	127	5,643
Isetan Co Ltd.	75	1,009

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Isuzu Motors Ltd.	517	2,545
ITOCHU Corp.	526	6,570
Izumi Co Ltd.	68	1,011
J Crew Group Inc.	168	6,283
J Front Retailing Co Ltd.	270	2,422
Jack in the Box Inc.	256	8,031
Jakks Pacific Inc.	157	4,161
Japan Airlines Corp.	560	1,257
Jardine Cycle & Carriage Ltd.	103	1,495
JetBlue Airways Corp.	337	3,077
Johnson Controls Inc.	295	12,897
Jones Apparel Group Inc.	212	4,439
JTEKT Corp.	75	1,427
Juki Corp.	125	1,053
KB Home.	152	4,201
Kellwood Co.	169	2,800
Kesa Electricals PLC.	166	1,096
Kingfisher PLC.	364	1,494
Kloeckner & Co AG.	14	740
Kohl's Corp.	122	6,706
Koito Manufacturing Co Ltd.	93	1,288
Kokuyo Co Ltd.	99	868
Krispy Kreme Doughnuts Inc.	482	1,542
K's Holdings Corp.	40	863
Kuraray Co Ltd.	122	1,581
Ladbrokes PLC.	131	1,122
Las Vegas Sands Corp.	44	5,839
Lawson Inc.	32	1,104
La-Z-Boy Inc.	374	2,951
Lear Corp. (b)	382	13,572
Lennar Corp.	251	5,735
Lennar Corp.	35	746
Li & Fung Ltd.	725	3,405
Li Ning Co Ltd.	455	1,691
Life Time Fitness Inc.	136	8,247
Lifestyle International Holdin.	542	1,483
Liz Claiborne Inc.	201	5,722
Longs Drug Stores Corp.	129	6,774
Lowe's Cos Inc.	658	17,694
Macy's Inc.	109	3,491
Magna International Inc.	17	1,613
Marks & Spencer Group PLC.	264	3,580
Marriott International Inc/DE.	145	5,961
Marubeni Corp.	534	4,527
Marui Group Co Ltd.	112	1,157
Matsushita Electric Industrial.	714	13,553
Mattel Inc.	776	16,211
Mazda Motor Corp.	310	1,846
McDonald's Corp.	311	18,567
Men's Wearhouse Inc.	201	8,494
Meritage Homes Corp. (b)	182	2,928

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
MGM Mirage. (b)	52	4,764
Michelin.	22	2,945
Mitchells & Butlers PLC.	69	955
Mitsubishi Corp.	529	16,277
Mitsubishi Logistics Corp.	74	1,062
Mitsubishi Motors Corp. (b)	1,291	2,518
Mitsubishi Rayon Co Ltd.	199	1,119
Mitsui & Co Ltd.	570	14,574
Mitsukoshi Ltd.	228	1,051
Modine Manufacturing Co.	151	3,512
Monaco Coach Corp.	170	1,972
MSC Industrial Direct Co.	194	9,450
Nagase & Co Ltd.	87	966
Namco Bandai Holdings Inc.	81	1,241
Nautilus Inc.	274	1,762
Newell Rubbermaid Inc.	556	16,213
Next PLC.	35	1,607
NGK Spark Plug Co Ltd.	64	1,065
NHK Spring Co Ltd.	121	1,031
Nifco Inc/Japan.	46	1,071
Nintendo Co Ltd.	38	23,681
Nippon Seiki Co Ltd.	40	926
Nissan Motor Co Ltd.	838	9,631
Nisshinbo Industries Inc.	88	1,192
Nissin Kogyo Co Ltd.	37	954
Nitori Co Ltd.	21	956
NOK Corp.	54	1,191
Nokian Renkaat OYJ.	33	1,243
Nordstrom Inc.	92	3,628
Nu Skin Enterprises Inc.	291	5,026
Onward Holdings Co Ltd.	91	933
OPAP SA.	32	1,307
O'Reilly Automotive Inc.	194	6,406
Oriental Land Co Ltd.	21	1,245
Orient-Express Hotels Ltd.	172	11,146
Oshkosh Truck Corp.	121	6,558
Pacific Sunwear Of California.	385	6,437
Panera Bread Co.	120	4,919
Parkson Retail Group Ltd.	145	1,647
Penn National Gaming Inc.	124	7,657
PEP Boys-Manny Moe & Jack.	237	3,486
Persimmon PLC.	46	1,004
PetSmart Inc.	194	5,810
Peugeot SA.	25	2,317
PF Chang's China Bistro Inc.	101	2,940
Phillips-Van Heusen.	207	9,895
Pier 1 Imports Inc. (b)	464	2,362
Pinnacle Entertainment Inc. (b)	220	6,424
Pioneer Corp.	81	897
Pirelli & C SpA.	957	1,223
Polo Ralph Lauren Corp.	94	6,467

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Pool Corp.	206	4,857
Porsche Automobil Holding SE.	1	2,666
PPR.	12	2,378
Praktiker Bau- und Heimwerkerm.	25	902
Puma AG Rudolf Dassler Sport.	3	1,284
Punch Taverns PLC.	46	961
Qantas Airways Ltd.	323	1,778
Quiksilver Inc.	704	9,504
RadioShack Corp.	271	5,588
Reece Australia Ltd.	46	1,210
Regal Entertainment Group.	444	10,021
Regis Corp.	187	6,283
Renault SA.	31	5,204
Rite Aid Corp. (b)	901	3,523
RONA Inc.	52	1,175
Ross Stores Inc.	283	7,647
Royal Caribbean Cruises Ltd.	267	11,449
Ruby Tuesday Inc.	318	5,078
Ryland Group Inc.	84	2,388
Ryohin Keikaku Co Ltd.	18	1,130
Saks Inc.	742	15,701
Sally Beauty Holdings Inc.	519	4,801
Sankyo Co Ltd.	27	1,147
Scientific Games Corp.	119	4,302
Sears Holdings Corp.	22	2,965
Sega Sammy Holdings Inc.	76	1,044
Sekisui Chemical Co Ltd.	165	1,121
Sekisui House Ltd.	190	2,416
Select Comfort Corp.	200	2,286
Seven & I Holdings Co Ltd.	216	5,542
Shangri-La Asia Ltd.	469	1,489
Shimachu Co Ltd.	38	1,087
Shimamura Co Ltd.	11	1,064
Shimano Inc.	34	1,232
Shoppers Drug Mart Corp.	33	1,934
Singapore Airlines Ltd.	167	2,262
Six Flags Inc. (b)	344	1,115
Sky City Entertainment Group L.	292	1,209
Skywest Inc.	374	10,206
Sodexho Alliance SA.	16	1,153
Sojitz Corp.	313	1,413
Sonae SGPS SA.	371	1,085
Sony Corp.	331	16,181
Southwest Airlines Co.	340	4,831
Staples Inc.	316	7,375
Starbucks Corp.	328	8,751
Starwood Hotels & Resorts Worl.	91	5,174
Station Casinos Inc.	71	6,376
Steelcase Inc.	254	4,539
Stein Mart Inc.	227	1,491
Sumitomo Corp.	416	7,150

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Sumitomo Rubber Industries Inc.	91	1,100
Sumitomo Warehouse Co Ltd/The.	177	1,013
Superior Industries Internatio.	107	2,162
Suzuki Motor Corp.	150	4,888
Swatch Group AG.	5	1,597
Swatch Group AG.	19	1,193
TABCORP Holdings Ltd.	175	2,536
Takashimaya Co Ltd.	103	1,244
Takata Corp.	33	1,170
Talbots Inc.	117	1,721
Target Corp.	330	20,249
Tattersall's Ltd.	421	1,643
Taylor Wimpey PLC.	178	916
Tech Data Corp.	319	12,546
Teijin Ltd.	308	1,476
Thomson.	66	1,151
Tim Hortons Inc.	35	1,335
TJX Cos Inc.	202	5,844
Toho Co Ltd/Tokyo.	59	1,171
Tokai Rika Co Ltd.	41	1,198
Toll Brothers Inc.	268	6,140
Toray Industries Inc.	465	3,563
Toro Co.	166	9,240
TOTO Ltd.	128	922
Toyobo Co Ltd.	404	945
Toyoda Gosei Co Ltd.	34	1,211
Toyota Boshoku Corp.	42	1,365
Toyota Tsusho Corp.	77	2,142
Tractor Supply Co.	143	5,926
Triarc Cos Inc.	202	2,262
Tuesday Morning Corp.	250	1,905
TUI AG.	38	1,116
TUI Travel plc.	173	970
Under Armour Inc.	124	7,719
United Stationers Inc. (b)	114	6,602
UNY Co Ltd.	103	888
Urban Outfitters Inc.	185	4,675
US Airways Group Inc/NEW.	172	4,758
USS Co Ltd.	16	1,043
Vail Resorts Inc.	130	7,890
Valeo SA.	21	1,150
Volkswagen AG.	22	6,306
Volkswagen AG.	16	3,040
Wabash National Corp.	167	1,695
Wacoal Holdings Corp.	89	1,082
Walgreen Co.	437	17,327
Wal-Mart Stores Inc.	555	25,092
Warner Music Group Corp.	83	845
Watsco Inc.	97	4,039
Wendy's International Inc.	178	6,187
WESCO International Inc.	76	3,545

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Whirlpool Corp.	161	12,748
William Hill PLC.	88	1,133
WMS Industries Inc. (b)	180	6,241
Wolseley PLC.	102	1,768
Wolverine World Wide Inc.	308	7,897
World Fuel Services Corp.	118	5,226
WW Grainger Inc.	108	9,711
Wynn Resorts Ltd.	78	12,592
Yamada Denki Co Ltd.	30	3,068
Yamaha Corp.	69	1,597
Yamaha Motor Co Ltd.	72	2,034
Yokohama Rubber Co Ltd/The.	152	1,122
Yum! Brands Inc.	225	9,061
Zale Corp.	275	5,797
		1,606,440

CONSUMER, NON-CYCLICAL (10.7%)
ABB Grain Ltd.	140	982
Abbott Laboratories.	659	35,995
ABC Learning Centres Ltd.	183	1,120
Abertis Infraestructuras SA.	37	1,231
Accenture Ltd.	249	9,723
ACCO Brands Corp.	332	7,118
Adams Respiratory Therapeutics.	127	5,580
Adecco SA.	19	1,142
Administaff Inc.	105	4,187
Advanced Medical Optics Inc.	102	2,800
Aetna Inc.	221	12,414
Affymetrix Inc.	84	2,139
Aggreko Plc.	97	1,263
Ajinomoto Co Inc.	216	2,423
Alberto-Culver Co.	174	4,522
Alcon Inc.	32	4,871
Alexion Pharmaceuticals Inc.	144	11,016
Alfresa Holdings Corp.	16	928
Alkermes Inc.	421	6,820
Allergan Inc/United States.	129	8,718
Alliance Data Systems Corp.	109	8,764
Altadis SA.	40	2,855
Altria Group Inc.	547	39,893
American Greetings Corp.	296	7,797
American Medical Systems Holdi.	295	3,773
AMERIGROUP Corp.	214	7,490
AmerisourceBergen Corp.	283	13,332
Amgen Inc. (b)	491	28,532
Amylin Pharmaceuticals Inc.	202	9,094
Anheuser-Busch Cos Inc.	237	12,153
Apollo Group Inc.	236	18,705
Applera Corp - Celera Group.	433	7,062
Apria Healthcare Group Inc.	247	5,970
Arbitron Inc.	119	6,024

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Arthrocare Corp.	108	7,003
Asahi Breweries Ltd.	157	2,588
Associated British Foods PLC.	63	1,195
Astellas Pharma Inc.	182	8,029
AstraZeneca PLC.	233	11,499
Atlantia SpA.	44	1,728
Avis Budget Group Inc. (b)	569	11,875
Babcock International Group.	104	1,269
Barr Pharmaceuticals Inc.	184	10,547
Baxter International Inc.	281	16,863
BearingPoint Inc.	1,216	5,825
Beckman Coulter Inc.	106	7,507
Becton Dickinson & Co.	102	8,513
Beiersdorf AG.	16	1,266
Benesse Corp.	35	1,301
Biogen Idec Inc.	127	9,454
BioMarin Pharmaceutical Inc.	382	10,593
Bio-Rad Laboratories Inc.	74	7,147
Biovail Corp.	58	1,165
Blyth Inc.	164	3,131
Boston Scientific Corp.	581	8,058
Bowne & Co Inc.	160	2,781
Brisa-Auto Estradas de Portuga.	80	1,135
Bristol-Myers Squibb Co.	512	15,355
British American Tobacco PLC.	225	8,563
Brookdale Senior Living Inc.	84	3,099
Brown-Forman Corp.	76	5,622
Bunzl PLC.	81	1,219
C&C Group PLC.	133	1,069
Cadbury Schweppes PLC.	326	4,312
Cambrex Corp.	223	2,540
Capita Group PLC.	92	1,433
Carlsberg A/S.	8	1,077
Carrefour SA.	84	6,045
Casino Guichard Perrachon SA.	11	1,228
Celesio AG.	18	1,024
Celgene Corp.	160	10,560
Cephalon Inc.	96	7,079
Chaoda Modern Agriculture.	1,455	1,316
Chemed Corp.	94	5,388
China Mengniu Dairy Co Ltd.	310	1,302
ChoicePoint Inc.	130	5,112
Christian Dior SA.	9	1,225
Chugai Pharmaceutical Co Ltd.	91	1,570
Church & Dwight Co Inc.	265	12,537
Cintra Concesiones de Infraest.	71	1,240
Clorox Co.	61	3,817
Coates Hire Ltd.	235	1,416
Coca Cola Hellenic Bottling Co.	24	1,489
Coca-Cola Amatil Ltd.	170	1,615
Coca-Cola Co/The.	550	33,968

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Coca-Cola West Holdings Co Ltd.	52	1,201
Cochlear Ltd.	21	1,341
Colgate-Palmolive Co.	230	17,542
Colruyt SA.	5	1,069
ConAgra Foods Inc.	164	3,892
Constellation Brands Inc.	359	9,018
Convergys Corp.	276	5,059
Corinthian Colleges Inc.	491	8,047
Corporate Executive Board Co.	63	4,489
Corrections Corp of America. (b)	458	12,957
COSCO Pacific Ltd.	412	1,273
Covance Inc.	92	7,590
Coventry Health Care Inc.	230	13,871
Covidien Ltd.	160	6,656
CR Bard Inc.	158	13,210
CSL Ltd/Australia.	183	6,235
Cubist Pharmaceuticals Inc.	222	5,195
CV Therapeutics Inc.	174	1,782
Dade Behring Holdings Inc.	114	8,770
Dai Nippon Printing Co Ltd.	231	3,338
Daiichi Sankyo Co Ltd.	232	6,575
Dainippon Sumitomo Pharma Co L.	114	1,056
Dairy Farm International Holdi.	386	1,907
Danisco A/S.	15	1,154
DaVita Inc.	152	9,909
Del Monte Foods Co.	407	4,208
Delhaize Group.	15	1,422
Deluxe Corp.	290	11,699
Dentsply International Inc.	204	8,462
Diageo PLC.	413	9,448
Edwards Lifesciences Corp.	240	12,053
Eisai Co Ltd.	95	3,969
Elan Corp PLC.	73	1,743
Eli Lilly & Co.	250	13,538
Endo Pharmaceuticals Holdings.	222	6,505
Enzon Pharmaceuticals Inc.	269	2,564
Essilor International SA.	32	2,039
Experian Group Ltd.	159	1,668
Express Scripts Inc.	96	6,058
Ezaki Glico Co Ltd.	110	1,147
Fisher & Paykel Healthcare Cor.	420	1,053
Forest Laboratories Inc.	136	5,314
Forrester Research Inc.	61	1,447
Fortune Brands Inc.	48	4,021
Foster's Group Ltd.	656	3,892
Fresenius Medical Care AG & Co.	29	1,522
Fresenius SE.	14	1,111
FTI Consulting Inc.	172	9,340
G4S PLC.	246	1,083
Genentech Inc.	205	15,197
General Mills Inc.	94	5,427

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Gen-Probe Inc.	195	13,654
Genzyme Corp.	113	8,585
George Weston Ltd.	15	1,098
Getinge AB.	49	1,296
Gilead Sciences Inc.	395	18,245
GlaxoSmithKline PLC.	933	24,021
Golden Agri-Resources Ltd.	1,338	1,618
Goodman Fielder Ltd.	501	980
Greene King Plc.	53	998
Grifols SA.	51	1,348
H&R Block Inc.	593	12,927
Haemonetics Corp.	111	5,704
Hansen Natural Corp.	291	19,788
Hays PLC.	332	948
Health Management Associates I.	470	3,107
Health Net Inc.	161	8,631
Healthscope Ltd.	232	1,173
Healthsouth Corp.	318	6,376
Healthways Inc.	143	8,680
Heineken Holding NV.	20	1,183
Heineken NV.	38	2,658
Hengan International Group Co.	321	1,245
Henkel KGaA.	28	1,428
Henkel KGaA.	22	1,017
Henry Schein Inc.	139	8,326
Herbalife Ltd.	86	3,792
Hershey Co/The.	49	2,112
Hewitt Associates Inc.	397	14,006
Hillenbrand Industries Inc.	119	6,571
Hisamitsu Pharm.	38	1,041
HJ Heinz Co.	102	4,772
Hologic Inc.	304	20,675
Hormel Foods Corp.	152	5,545
House Foods Corp.	73	1,151
Human Genome Sciences Inc.	557	5,269
Humana Inc. (b)	241	18,063
Husqvarna AB.	78	939
Iaws Group Plc.	52	1,228
Idexx Laboratories Inc.	126	15,344
Illumina Inc.	219	12,297
Immucor Inc.	277	8,933
Imperial Tobacco Group PLC.	105	5,313
InBev NV.	31	2,926
InterMune Inc.	121	2,410
Intertek Group PLC.	54	1,156
Intuitive Surgical Inc.	54	17,651
Invacare Corp.	161	4,357
Inverness Medical Innovations.	202	12,138
Invitrogen Corp.	79	7,179
Iron Mountain Inc.	264	9,169
Ito En Ltd.	36	758

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Ito En Ltd.	10	159
ITT Educational Services Inc. (b)	152	19,333
J Sainsbury PLC.	232	2,639
Japan Tobacco Inc.	2	11,597
Jarden Corp.	260	9,235
JM Smucker Co/The.	123	6,572
Johnson & Johnson.	640	41,709
Kagome Co Ltd.	66	1,045
Kamigumi Co Ltd.	126	1,020
Kao Corp.	172	4,920
Kerry Group PLC.	41	1,236
Kesko OYJ.	20	1,196
Kikkoman Corp.	80	1,008
Kimberly-Clark Corp.	123	8,719
Kinetic Concepts Inc.	87	5,229
King Pharmaceuticals Inc.	474	5,024
Kirin Holdings Co Ltd.	318	4,424
Koninklijke Ahold NV.	192	2,881
Kose Corp.	39	997
Kraft Foods Inc.	404	13,498
Kyowa Hakko Kogyo Co Ltd.	129	1,403
Kyphon Inc.	186	13,184
Laboratory Corp of America Hol.	169	11,619
Lion Corp.	198	928
Lion Nathan Ltd.	150	1,297
Live Nation Inc.	250	5,110
Loblaw Cos Ltd.	24	1,112
L'Oreal SA.	41	5,382
Luxottica Group SpA.	30	1,051
Magellan Health Services Inc.	161	6,778
Manor Care Inc.	106	7,057
Manpower Inc.	122	9,118
Marine Harvest.	859	871
McCormick & Co Inc/MD.	217	7,602
McKesson Corp.	129	8,527
Medarex Inc.	505	6,035
Medco Health Solutions Inc.	120	11,326
Mediceo Paltac Holdings Co Ltd.	74	1,070
Medicines Co/The.	207	3,964
Medicis Pharmaceutical Corp.	228	6,769
Medtronic Inc.	488	23,151
Meiji Dairies Corp.	185	973
Meiji Seika Kaisha Ltd.	247	1,085
Mentor Corp.	115	4,896
Merck & Co Inc.	567	33,033
Merck KGAA.	10	1,251
Metcash Ltd.	285	1,240
Metro AG.	25	2,265
Metro Inc.	31	1,166
MGI Pharma Inc.	320	10,426
Michael Page International Plc.	98	893

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Millennium Pharmaceuticals Inc.	627	7,411
Millipore Corp. (b)	91	7,066
Miraca Holdings Inc.	59	1,383
Mitsubishi Tanabe Pharma Corp.	93	1,062
Molson Coors Brewing Co.	151	8,642
Monster Worldwide Inc.	184	7,467
Moody's Corp.	99	4,328
MPS Group Inc.	633	7,729
Mylan Inc.	483	7,264
Myriad Genetics Inc.	147	8,138
NBTY Inc.	247	8,793
Nektar Therapeutics.	375	2,243
Nestle SA.	62	28,608
Neurocrine Biosciences Inc.	204	1,887
Nichirei Corp.	227	964
Nippon Meat Packers Inc.	101	1,016
Nippon Suisan Kaisha Ltd.	194	962
Nisshin Seifun Group Inc.	117	1,052
Nissin Food Products Co Ltd.	36	1,130
Nobel Biocare Holding AG.	4	1,164
Novartis AG.	386	20,526
Novo Nordisk A/S.	30	3,720
Novozymes A/S.	9	980
Odyssey HealthCare Inc.	175	1,794
Olam International Ltd.	551	1,333
Omnicare Inc.	247	7,287
Ono Pharmaceutical Co Ltd.	38	1,956
Onyx Pharmaceuticals Inc.	218	10,183
OSI Pharmaceuticals Inc.	97	4,032
Pacific Brands Ltd.	354	1,141
Parexel International Corp.	109	5,014
Parkway Holdings Ltd.	425	1,222
Parmalat SpA.	304	1,124
Patterson Cos Inc.	215	8,409
PDL BioPharma Inc.	200	4,240
Pediatrix Medical Group Inc.	195	12,773
Pepsi Bottling Group Inc.	261	11,244
PepsiAmericas Inc.	131	4,679
Performance Food Group Co.	189	5,101
Pernod-Ricard SA.	13	3,003
Perrigo Co.	440	10,432
Pharmaceutical Product Develop.	171	7,223
PharMerica Corp.	156	2,488
PolyMedica Corp.	91	4,819
Premier Foods PLC.	210	985
Pre-Paid Legal Services Inc. (b)	42	2,503
Psychiatric Solutions Inc. (b)	218	8,633
Qiagen NV.	63	1,475
QP Corp.	113	1,113
Quest Diagnostics Inc.	65	3,457
Ralcorp Holdings Inc. (b)	107	6,024

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Randstad Holding NV.	16	887
Reckitt Benckiser Group PLC.	94	5,452
Regeneron Pharmaceuticals Inc.	266	5,852
Rent-A-Center Inc/TX.	396	6,336
Rentokil Initial PLC.	342	1,223
Resmed Inc.	128	5,303
Resources Connection Inc.	186	4,235
Respironics Inc.	120	6,007
Reynolds American Inc.	56	3,608
Rhoen Klinikum AG.	38	1,199
Robert Half International Inc.	234	7,041
Roche Holding AG.	109	18,593
Roche Holding AG.	5	950
Rohto Pharmaceutical Co Ltd.	104	1,230
Royal Numico NV.	28	2,213
RR Donnelley & Sons Co.	434	17,486
SABMiller PLC.	131	3,937
Safeway Inc.	146	4,964
SAIC Inc.	699	13,777
Sanofi-Aventis SA.	161	14,117
Santen Pharmaceutical Co Ltd.	46	1,076
Sapporo Holdings Ltd.	182	1,365
SAPRR.	11	1,170
Saputo Inc.	23	1,411
Sara Lee Corp.	245	4,052
Savient Pharmaceuticals Inc.	214	3,013
Schering-Plough Corp.	635	19,380
Scottish & Newcastle PLC.	131	2,133
Secom Co Ltd.	75	3,842
Securitas AB.	71	897
Sepracor Inc.	179	4,930
Serco Group PLC.	122	1,144
Service Corp International/US.	1,675	24,237
SGS SA.	1	1,310
Shimadzu Corp.	98	974
Shionogi & Co Ltd.	107	1,815
Shire PLC.	86	2,148
Shiseido Co Ltd.	131	3,139
Sierra Health Services Inc.	205	8,672
Sigma Pharmaceuticals Ltd.	686	971
Smith & Nephew PLC.	145	1,959
Smithfield Foods Inc.	250	7,168
Sohgo Security Services Co Ltd.	66	1,092
Sonic Healthcare Ltd.	92	1,476
Sonova Holding AG.	11	1,234
Sotheby's.	270	14,626
Spherion Corp.	323	2,817
St Jude Medical Inc. (b)	145	5,906
Stada Arzneimittel AG.	17	1,080
STERIS Corp.	364	10,571
Stewart Enterprises Inc.	539	4,889

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Strayer Education Inc.	59	11,001
Stryker Corp.	122	8,662
Sunrise Senior Living Inc.	180	6,660
SUPERVALU Inc.	413	16,004
Suzuken Co Ltd.	35	1,125
Swedish Match AB.	55	1,230
Symbion Health Ltd.	306	1,151
Synthes Inc.	9	1,123
SYSCO Corp.	268	9,190
Sysmex Corp.	28	1,141
Taisho Pharmaceutical Co Ltd.	79	1,517
Takara Holdings Inc.	176	1,028
Takeda Pharmaceutical Co Ltd.	277	17,190
Tate & Lyle PLC.	94	851
Techne Corp.	155	10,112
TeleTech Holdings Inc.	162	4,039
Tenet Healthcare Corp. (b)	934	3,278
Terumo Corp.	68	3,306
Tesco PLC.	1,229	12,473
Thai Beverage PCL.	6,062	1,089
Theravance Inc.	194	4,854
Tingyi Cayman Islands Holding.	1,242	1,891
Toppan Printing Co Ltd.	222	2,159
Toyo Suisan Kaisha Ltd.	66	1,143
Transurban Group.	321	2,174
Tsumura & Co.	63	1,122
Tupperware Brands Corp.	348	12,563
Tyson Foods Inc.	550	8,690
UCB SA.	19	1,115
Unicharm Corp.	20	1,187
Unilever NV.	266	8,626
Unilever PLC.	203	6,860
United Natural Foods Inc.	163	4,717
United Rentals Inc.	411	14,052
United Therapeutics Corp.	80	5,475
UnitedHealth Group Inc.	570	28,016
Universal Corp/Richmond VA.	147	7,165
Universal Health Services Inc.	83	4,046
UST Inc.	319	17,009
Valassis Communications Inc. (b)	271	2,669
Varian Medical Systems Inc. (b)	180	8,779
VCA Antech Inc.	312	14,368
Vedior NV.	42	953
Ventana Medical Systems Inc.	140	12,320
Vertex Pharmaceuticals Inc.	216	6,985
Viad Corp.	111	3,934
VistaPrint Ltd.	161	7,659
Watson Pharmaceuticals Inc.	204	6,234
Watson Wyatt Worldwide Inc.	180	8,581
WD-40 Co.	94	3,722
Weight Watchers International.	62	3,177

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
WellCare Health Plans Inc.	56	1,355
WellPoint Inc.	174	13,786
West Pharmaceutical Services I.	133	5,498
Western Union Co/The.	331	7,295
Whole Foods Market Inc.	200	9,908
William Demant Holding. (b)	11	1,008
Wilmar International Ltd.	812	2,324
WM Morrison Supermarkets PLC.	357	2,196
WM Wrigley Jr Co.	91	5,612
WM Wrigley Jr Co.	33	2,018
Woolworths Ltd.	400	12,463
Wyeth.	351	17,069
Yakult Honsha Co Ltd.	54	1,245
Yamazaki Baking Co Ltd.	137	1,196
Zimmer Holdings Inc.	106	7,366
		2,487,922

HOLDING COMPANIES (0.2%)
Ackermans & Van Haaren.	11	1,144
China Merchants Holdings Inter.	328	2,290
China Resources Enterprise.	355	1,539
Citic Pacific Ltd.	249	1,558
First Pacific Co.	1,495	1,130
GEA Group AG.	33	1,233
Groupe Bruxelles Lambert SA.	13	1,660
Guangdong Investment Ltd.	1,629	1,108
Guangzhou Investment Co Ltd.	3,410	1,434
Hutchison Whampoa Ltd.	709	8,837
IFIL - Investments SpA.	102	1,163
Jardine Matheson Holdings Ltd.	145	4,423
Jardine Strategic Holdings Ltd.	126	2,092
LVMH Moet Hennessy Louis Vuitt.	40	5,149
Noble Group Ltd.	974	1,589
Shanghai Industrial Holdings L.	250	1,464
Sherritt International Corp.	72	1,341
Solvac SA.	6	1,081
Swire Pacific Ltd.	259	3,673
Swire Pacific Ltd.	476	1,262
Washington H Soul Pattinson &.	128	1,156
Wendel.	6	1,030
Wharf Holdings Ltd.	407	2,431
		49,788

ENERGY (5.6%)
Acergy SA.	40	1,155
Advantage Energy Income Fund.	29	368
Alpha Natural Resources Inc.	265	7,272
Anadarko Petroleum Corp.	152	8,971
Apache Corp.	107	11,108
Arch Coal Inc.	219	8,979
Atwood Oceanics Inc.	111	9,351

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Australian Worldwide Explorati.	370	1,034
Baker Hughes Inc.	136	11,794
BG Group PLC.	552	10,211
BJ Services Co.	500	12,595
Bourbon SA.	17	1,200
BP PLC.	2,975	38,669
Cabot Oil & Gas Corp.	387	15,360
Caltex Australia Ltd.	51	1,016
Cameron International Corp.	155	15,091
Canadian Natural Resources Ltd.	83	6,901
Canadian Oil Sands Trust.	36	1,322
CGG-Veritas. (b)	4	1,310
Cheniere Energy Inc.	155	6,278
Chesapeake Energy Corp.	198	7,817
Chevron Corp.	547	50,056
Cimarex Energy Co.	163	6,603
CNOOC Ltd.	4,834	10,079
Cnpc Hong Kong Ltd.	1,760	1,419
ConocoPhillips.	392	33,304
Consol Energy Inc.	264	14,916
Core Laboratories NV.	95	13,864
Cosmo Oil Co Ltd.	223	957
Covanta Holding Corp.	188	5,097
Crosstex Energy Inc.	183	6,747
Delta Petroleum Corp.	265	4,956
Denbury Resources Inc.	191	10,811
Devon Energy Corp.	109	10,181
Diamond Offshore Drilling Inc.	29	3,284
El Paso Corp.	1,400	24,724
Enbridge Inc.	51	2,208
EnCana Corp.	118	8,256
Encore Acquisition Co.	314	11,524
Enerplus Resources Fund.	25	1,212
ENI SpA.	381	13,906
ENSCO International Inc.	209	11,597
EOG Resources Inc.	105	9,303
EXCO Resources Inc.	475	8,018
Exterran Holdings Inc.	556	46,815
Exxon Mobil Corp.	1,414	130,074
First Solar Inc.	54	8,576
FMC Technologies Inc.	186	11,277
Fording Canadian Coal Trust.	11	403
Fugro NV.	16	1,402
Global Industries Ltd.	277	6,820
Grant Prideco Inc.	186	9,144
Grey Wolf Inc.	1,067	6,007
Halliburton Co.	392	15,453
Headwaters Inc.	244	3,501
Helix Energy Solutions Group I.	132	6,105
Helmerich & Payne Inc.	151	4,775
Hercules Offshore Inc.	327	8,842

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Hess Corp.	83	5,944
Holly Corp.	172	10,802
Husky Energy Inc.	38	1,771
Idemitsu Kosan Co Ltd.	10	1,153
Imperial Oil Ltd.	44	2,396
ION Geophysical Corp.	392	5,939
Japan Petroleum Exploration Co.	16	1,212
John Wood Group PLC.	165	1,433
Lundin Petroleum AB.	102	1,224
Marathon Oil Corp.	207	12,248
Mariner Energy Inc.	455	11,375
National Fuel Gas Co.	138	6,692
National Oilwell Varco Inc.	229	16,772
Neste Oil OYJ.	30	1,078
Nexen Inc.	72	2,438
Niko Resources Ltd.	12	1,344
Nippon Mining Holdings Inc.	308	2,878
Nippon Oil Corp.	485	4,250
Noble Corp.	386	20,439
Occidental Petroleum Corp.	271	18,713
Oceaneering International Inc.	218	16,845
Oil Search Ltd.	329	1,302
Oilexco Inc.	91	1,661
OMV AG.	24	1,794
Oneok Inc.	204	10,188
OPTI Canada Inc.	51	1,028
Origin Energy Ltd.	290	2,472
Parker Drilling Co. (b)	688	5,807
Peabody Energy Corp.	112	6,244
Penn Virginia Corp.	135	6,534
Penn West Energy Trust.	35	1,116
Petro-Canada.	77	4,442
Pride International Inc.	239	8,819
PrimeWest Energy Trust.	18	504
Q-Cells AG.	12	1,530
Questar Corp.	249	14,213
Quicksilver Resources Inc.	127	7,239
Range Resources Corp.	234	10,514
Renewable Energy Corp AS.	27	1,376
Repsol YPF SA.	123	4,854
Rowan Cos Inc.	225	8,771
Royal Dutch Shell PLC.	428	18,647
Royal Dutch Shell PLC.	384	16,807
Saipem SpA.	39	1,725
Santos Ltd.	198	2,588
SBM Offshore NV.	26	1,000
Schlumberger Ltd.	507	48,961
SEACOR Holdings Inc.	97	8,890
SeaDrill Ltd.	54	1,285
Showa Shell Sekiyu KK.	88	1,029
Singapore Petroleum Co Ltd.	255	1,445

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Smith International Inc.	289	19,088
Solarworld AG.	22	1,514
Southwestern Energy Co. (b)	244	12,622
Spectra Energy Corp.	197	5,118
St Mary Land & Exploration Co.	248	10,505
StatoilHydro ASA.	194	6,565
Stone Energy Corp.	146	6,509
Suncor Energy Inc.	71	7,774
Sunoco Inc.	241	17,738
Sunpower Corp.	57	7,208
Superior Energy Services.	330	12,236
Talisman Energy Inc.	163	3,551
Technip SA.	17	1,523
Tesoro Corp.	271	16,404
Tetra Technologies Inc.	299	5,887
TonenGeneral Sekiyu KK.	112	1,123
Total SA.	351	28,290
TransCanada Corp.	83	3,530
Transocean Inc.	124	14,802
Tullow Oil PLC.	111	1,473
Ultra Petroleum Corp.	218	15,447
UTS Energy Corp.	189	1,222
Valero Energy Corp.	141	9,931
Weatherford International Ltd.	145	9,412
WesternZagros Resources Ltd.	31	118
Westernzagros Resources Ltd.	3	4
W-H Energy Services Inc.	126	7,253
Woodside Petroleum Ltd.	149	7,217
XTO Energy Inc.	129	8,563
		1,292,367

FINANCIAL (14.4%)
77 Bank Ltd/The.	165	1,111
ABN AMRO Holding NV.	296	15,995
ACE Ltd.	84	5,091
Acom Co Ltd.	31	739
Adelaide Bank Ltd.	84	1,148
Admiral Group PLC.	65	1,394
Aegon NV.	225	4,647
Aeon Credit Service Co Ltd.	77	1,177
Aeon Mall Co Ltd.	36	930
Affiliated Managers Group Inc.	51	6,709
Aflac Inc.	214	13,435
AGF Management Ltd.	32	1,243
Agile Property Holdings Ltd.	613	1,468
Aichi Bank Ltd/The.	10	909
Aiful Corp.	43	1,008
Aioi Insurance Co Ltd.	184	1,062
Alexandria Real Estate Equitie.	121	12,480
Allco Finance Group Ltd.	119	846
Alleanza Assicurazioni SpA.	86	1,164

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Alleghany Corp. (b)	8	3,144
Alliance & Leicester PLC.	68	1,118
Allianz SE.	70	15,767
Allied Irish Banks PLC.	142	3,556
Allied World Assurance Holding.	70	3,354
Allstate Corp/The.	201	10,532
Alpha Bank AE.	63	2,330
AMB Property Corp.	140	9,149
AMBAC Financial Group Inc.	204	7,513
Amcore Financial Inc.	127	3,011
American Express Co.	456	27,793
American Financial Group Inc/O.	139	4,156
American Financial Realty Trus.	735	4,954
American Home Mortgage Investm.	327	36
American International Group I.	738	46,583
American National Insurance.	32	4,138
AmeriCredit Corp.	231	3,259
Ameriprise Financial Inc.	68	4,283
Amlin PLC.	194	1,295
AMP Ltd.	622	5,904
Anchor Bancorp Wisconsin Inc.	117	2,878
Anglo Irish Bank Corp PLC.	113	1,892
Annaly Capital Management Inc.	1,912	32,676
AON Corp.	83	3,762
Apartment Investment & Managem.	153	7,150
Arch Capital Group Ltd.	96	7,178
Arthur J Gallagher & Co.	200	5,322
Ascendas Real Estate Investmen.	610	1,092
Aspen Insurance Holdings Ltd.	155	4,241
Assicurazioni Generali SpA.	187	8,886
Associated Banc-Corp.	239	6,898
Assurant Inc.	204	11,922
Assured Guaranty Ltd.	96	2,215
Astoria Financial Corp.	173	4,496
ASX Ltd.	57	3,045
Australia & New Zealand Bankin.	607	17,018
AvalonBay Communities Inc.	134	16,435
Aviva PLC.	402	6,316
Awa Bank Ltd/The.	228	1,219
AXA Asia Pacific Holdings Ltd.	300	2,280
AXA SA.	278	12,425
Axis Capital Holdings Ltd.	282	11,207
Babcock & Brown Ltd.	95	2,699
Baloise Holding AG.	12	1,275
Banca Monte dei Paschi di Sien.	194	1,239
Banca Popolare di Milano Scarl.	75	1,176
Banco BPI SA.	118	1,032
Banco Comercial Portugues SA.	519	2,511
Banco de Valencia SA.	19	1,085
Banco Espirito Santo SA.	46	1,114
Banco Pastor SA.	53	898

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Banco Popular Espanol SA.	119	2,077
Banco Santander SA.	970	21,073
Bancorpsouth Inc.	433	10,505
Bank of America Corp.	1,455	70,247
Bank of East Asia Ltd.	516	3,475
Bank of Hawaii Corp.	202	10,738
Bank of Ireland.	152	2,807
Bank of Iwate Ltd/The.	19	1,159
Bank of Kyoto Ltd/The.	117	1,486
Bank of Montreal.	78	5,201
Bank of Nagoya Ltd/The.	174	1,279
Bank of New York Mellon Corp/T.	497	24,278
Bank of Nova Scotia.	153	8,661
Bank of Queensland Ltd.	72	1,286
Bank of Yokohama Ltd/The.	467	3,287
Bankinter SA.	63	935
Barclays PLC.	1,014	12,737
BB&T Corp.	174	6,433
BBVA.	551	13,862
Bear Stearns Cos Inc/The.	31	3,522
Bendigo Bank Ltd.	79	1,028
BioMed Realty Trust Inc.	403	9,628
BNP Paribas.	136	14,988
BOC Hong Kong Holdings Ltd.	1,188	3,334
BOK Financial Corp.	46	2,509
Bolsas y Mercados Espanoles.	19	1,325
Boston Properties Inc.	53	5,742
Bradford & Bingley PLC.	128	823
Brandywine Realty Trust.	497	12,857
BRE Properties Inc.	207	11,344
British Land Co PLC.	81	1,826
Brookfield Asset Management In.	90	3,676
Cabcharge Australia Ltd.	103	1,019
Cambridge Industrial Trust.	606	306
Camden Property Trust.	97	6,048
Canadian Imperial Bank of Comm.	52	5,614
CapitaCommercial Trust.	623	1,158
Capital One Financial Corp.	114	7,477
CapitaLand Ltd.	554	3,082
CapitalSource Inc.	265	4,828
CapitaMall Trust.	440	1,113
Cathay General Bancorp.	262	8,114
Cattles PLC.	145	1,028
CB Richard Ellis Group Inc.	333	8,119
Centro Properties Group.	281	1,832
CFS Retail Property Trust.	666	1,514
Challenger Financial Services.	229	1,348
Charles Schwab Corp/The.	445	10,342
Cheung Kong Holdings Ltd.	485	9,431
Chiba Bank Ltd/The.	297	2,361
China Everbright Ltd. (b)	462	2,045

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
China Insurance International. (b)	442	1,423
China Overseas Land & Invest.	97	81
China Overseas Land & Investme.	1,169	2,760
China Resources Land Ltd.	593	1,486
Chinese Estates Holdings Ltd.	596	1,198
Chittenden Corp.	252	8,976
Chubb Corp.	100	5,335
Chugoku Bank Ltd/The.	81	1,172
Chuo Mitsui Trust Holdings Inc.	328	2,601
Cigna Corp.	92	4,829
Cincinnati Financial Corp.	303	12,053
CIT Group Inc.	376	13,250
CITIC International Financial.	1,299	1,108
Citigroup Inc.	1,286	53,883
Citizens Republic Bancorp Inc.	427	6,499
City Developments Ltd.	156	1,704
City National Corp/CA.	81	5,476
CME Group Inc.	60	39,975
CNP Assurances.	8	1,020
Colonial BancGroup Inc/The.	303	5,812
Colonial Properties Trust.	259	8,114
Comerica Inc.	51	2,381
Commerce Bancorp Inc/NJ.	393	16,015
Commerce Bancshares Inc/Kansas.	133	6,274
Commerce Group Inc.	342	12,480
Commerzbank AG.	93	3,949
Commonwealth Bank of Australia.	428	24,518
Commonwealth Property Office F.	796	1,171
CompuCredit Corp.	66	1,315
Conseco Inc.	300	4,737
Corio NV.	10	876
Corporate Office Properties Tr.	191	7,894
Countrywide Financial Corp.	184	2,856
Cousins Properties Inc.	236	6,794
Credit Agricole SA.	116	4,585
Credit Saison Co Ltd.	56	1,772
Credit Suisse Group.	163	10,961
Cullen/Frost Bankers Inc.	122	6,488
Dah Sing Financial Holdings Lt.	119	1,129
Daishi Bank Ltd/The.	256	1,112
Daito Trust Cons.	30	1,378
Daiwa Securities Group Inc.	463	4,406
Danske Bank A/S.	73	3,217
DB RREEF Trust.	961	1,871
DBS Group Holdings Ltd.	369	5,713
DCT Industrial Trust Inc.	957	10,269
Derwent London PLC.	32	1,106
Deutsche Bank AG.	81	10,850
Deutsche Boerse AG.	32	5,144
Deutsche Postbank AG.	14	1,024
Dexia SA.	86	2,758

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
DiamondRock Hospitality Co.	589	11,285
Digital Realty Trust Inc.	236	10,382
Dime Community Bancshares.	148	2,130
DnB NOR ASA.	114	1,880
Downey Financial Corp.	119	4,847
Duke Realty Corp.	270	8,681
EFG Eurobank Ergasias SA.	42	1,634
Endurance Specialty Holdings L.	117	4,588
Equity Inns Inc.	0	0
Equity Lifestyle Properties In.	91	4,572
Equity Residential.	80	3,342
Erie Indemnity Co.	95	5,406
Erste Bank der Oesterreichisch.	34	2,758
Essex Property Trust Inc.	103	12,713
Euler Hermes SA.	7	939
Eurazeo.	8	1,192
Everest Re Group Ltd.	129	13,744
Fairfax Financial Holdings Ltd.	6	1,659
Fannie Mae.	270	15,401
Federal Realty Invs Trust.	81	7,146
Federated Investors Inc.	195	8,385
FelCor Lodging Trust Inc.	354	7,413
Fidelity National Financial In.	427	6,572
Fifth Third Bancorp.	153	4,786
First American Corp.	163	4,906
First Bancorp/Puerto Rico.	421	3,701
First Horizon National Corp.	247	6,442
First Marblehead Corp/The.	103	3,999
First Midwest Bancorp Inc/IL.	281	9,464
First Niagara Financial Group.	603	7,960
FirstFed Financial Corp. (b)	92	3,936
FirstMerit Corp.	418	8,862
FKP Property Group.	182	1,244
FNB Corp/PA.	342	5,684
Fonciere Des Regions.	7	1,021
Fondiaria-Sai SpA.	23	1,116
Forest City Enterprises Inc.	102	5,806
Fortis.	202	6,457
Franklin Resources Inc.	70	9,078
Franklin Street Properties Cor.	372	6,045
Fraser and Neave Ltd.	363	1,505
Freddie Mac.	174	9,088
Fremont General Corp.	564	1,562
Friedman Billings Ramsey Group.	841	3,616
Friends Provident PLC.	333	1,274
Frontier Financial Corp.	271	6,013
Fulton Financial Corp.	988	12,953
Genting International PLC. (b)	1,849	882
Genworth Financial Inc.	144	3,931
Goldman Sachs Group Inc/The.	97	24,048
Goodman Group.	487	3,130

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
GPT Group.	679	2,922
Great-West Lifeco Inc.	40	1,579
Greentown China Holdings Ltd.	455	966
Gunma Bank Ltd/The.	165	1,166
Guoco Group Ltd.	75	1,152
GZI Real Estate Investment Tru.	909	367
Hachijuni Bank Ltd/The.	172	1,309
Hammerson PLC.	45	1,041
Hang Lung Group Ltd.	278	1,628
Hang Lung Properties Ltd.	608	2,891
Hang Seng Bank Ltd.	229	4,645
Hannover Rueckversicherung AG.	24	1,264
Hartford Financial Services Gr.	82	7,956
HBOS PLC.	581	10,548
HCC Insurance Holdings Inc.	221	6,606
HCP Inc.	408	13,888
Health Care REIT Inc.	475	21,038
Healthcare Realty Trust Inc.	270	7,139
Henderson Group PLC.	273	1,061
Henderson Investment Ltd.	661	1,315
Henderson Land Development Co.	226	2,012
Higo Bank Ltd/The.	164	1,133
Hilb Rogal & Hobbs Co.	147	6,478
Hiroshima Bank Ltd/The.	208	1,123
Hokkoku Bank Ltd/The.	254	1,204
Hokuhoku Financial Group Inc.	463	1,417
Home Properties Inc.	141	7,250
Hong Kong Exchanges and Cleari.	353	11,669
Hongkong Land Holdings Ltd.	616	3,068
Hopewell Holdings.	251	1,292
Hopson Development Holdings Lt.	302	1,161
Horace Mann Educators Corp.	237	4,904
Hospitality Properties Trust.	186	7,366
Host Hotels & Resorts Inc.	179	3,967
HRPT Properties Trust.	1,182	11,099
HSBC Holdings PLC.	1,815	35,896
Hudson City Bancorp Inc.	999	15,644
Huntington Bancshares Inc/OH.	693	12,412
Hyakugo Bank Ltd/The.	168	1,000
Hyakujushi Bank Ltd/The.	215	1,081
Hypo Real Estate Holding AG.	31	1,848
Hysan Development Co Ltd.	420	1,263
ICAP PLC.	112	1,363
IGM Financial Inc.	22	1,280
Immoeast AG. (b)	83	1,010
IMMOFINANZ AG.	86	1,021
Industrial Alliance Insurance.	29	1,220
IndyMac Bancorp Inc.	419	5,623
ING Groep NV.	324	14,566
ING Industrial Fund.	512	1,335
ING Office Fund.	758	1,271

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Insurance Australia Group Ltd.	597	2,614
IntercontinentalExchange Inc.	97	17,285
International Bancshares Corp.	109	2,383
International Securities Excha.	148	9,923
Intesa Sanpaolo SpA.	1,492	11,799
Intesa Sanpaolo SpA.	152	1,151
Invesco PLC.	130	1,994
Investec PLC.	87	1,051
Investment Technology Group In. (b)	179	7,500
Investor AB.	71	1,755
Investor AB.	42	1,018
IPC Holdings Ltd.	123	3,679
Irish Life & Permanent PLC.	45	1,026
iStar Financial Inc.	256	7,811
IVG Immobilien AG.	30	1,356
Iyo Bank Ltd/The.	123	1,197
Jafco Co Ltd.	24	980
Janus Capital Group Inc.	330	11,388
Japan Securities Finance Co Lt.	80	835
Jefferies Group Inc.	209	5,587
Jones Lang LaSalle Inc.	61	5,815
Joyo Bank Ltd/The.	268	1,652
JPMorgan Chase & Co.	953	44,791
Juroku Bank Ltd/The.	181	1,090
Jyske Bank A/S. (b)	14	1,154
Kagoshima Bank Ltd/The.	149	1,028
KBC Groep NV.	26	3,641
Keiyo Bank Ltd/The.	193	990
Keppel Land Ltd.	198	1,136
Kerry Properties Ltd.	151	1,297
Keycorp.	124	3,528
Kilroy Realty Corp.	134	8,715
Kimco Realty Corp.	431	17,895
Kinnevik Investment AB.	57	1,413
Klepierre.	21	1,138
Knight Capital Group Inc.	599	8,033
Kowloon Development Co Ltd.	494	1,530
LaBranche & Co Inc. (b)	380	2,082
Land Securities Group PLC.	69	2,359
LaSalle Hotel Properties.	161	6,653
Legal & General Group PLC.	1,013	2,951
Lehman Brothers Holdings Inc.	139	8,804
Lend Lease Corp Ltd.	115	2,148
Leopalace21 Corp.	45	1,428
Lexington Realty Trust.	355	7,025
Liberty International PLC.	52	1,293
Liberty Property Trust.	178	6,696
Lincoln National Corp.	69	4,304
Link REIT/The.	552	1,245
Lloyds TSB Group PLC.	874	9,915
Loews Corp.	117	5,744

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
London Stock Exchange Group PL.	40	1,398
M&T Bank Corp.	25	2,487
Macerich Co/The.	103	8,828
Mack-Cali Realty Corp.	135	5,345
Macquarie Communications Infra.	213	1,139
Macquarie CountryWide Trust.	646	1,209
Macquarie Group Ltd.	84	6,576
Macquarie Infrastructure Group.	892	2,625
Macquarie Office Trust.	833	1,272
MAN GROUP PLC.	292	3,571
Manulife Financial Corp.	240	11,225
Mapfre SA.	232	1,089
Markel Corp.	14	7,605
Marsh & McLennan Cos Inc.	178	4,608
Marshall & Ilsley Corp.	477	20,368
MBIA Inc.	239	10,287
Mediobanca SpA.	60	1,423
Meinl European Land Ltd.	47	659
Mercury General Corp.	52	2,668
Merrill Lynch & Co Inc.	234	15,449
MetLife Inc.	118	8,124
MGIC Investment Corp.	162	3,136
Mid-America Apartment Communit.	105	5,460
Millea Holdings Inc.	275	10,774
Mirvac Group.	336	1,809
Mitsubishi Estate Co Ltd.	456	13,517
Mitsubishi UFJ Financial Group.	3,103	30,633
Mitsubishi UFJ Lease & Finance.	24	826
Mitsui Fudosan Co Ltd.	293	8,025
Mitsui Sumitomo Insurance Co L.	476	5,413
Mizuho Financial Group Inc.	4	22,293
Mizuho Trust & Banking Co Ltd.	568	1,004
Montpelier Re Holdings Ltd.	204	3,652
Morgan Stanley.	253	17,017
Muenchener Rueckversicherungs.	34	6,500
Musashino Bank Ltd/The.	23	1,080
Nanto Bank Ltd/The.	216	1,125
Nasdaq Stock Market Inc/The.	162	7,565
National Australia Bank Ltd.	531	21,317
National Bank of Canada.	25	1,446
National Bank of Canada.	0	0
National Bank of Greece SA.	74	5,142
National City Corp.	528	12,804
National Financial Partners Co.	153	8,365
National Retail Properties Inc.	375	9,506
Nationwide Financial Services.	308	16,524
Nationwide Health Properties I.	537	16,765
New World Development Ltd.	745	2,658
New York Community Bancorp Inc.	579	10,775
NewAlliance Bancshares Inc.	633	8,856
Newcastle Investment Corp.	301	4,470

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Nexity.	14	930
Nikko Cordial Corp.	124	1,776
Nipponkoa Insurance Co Ltd.	267	2,430
Nishi-Nippon City Bank Ltd/The.	325	955
Nissay Dowa General Insurance.	193	1,091
Nomura Holdings Inc.	634	11,265
Nomura Real Estate Holdings In.	36	1,033
Nordea Bank AB.	322	5,759
Northern Rock PLC.	66	253
Nuveen Investments Inc.	114	7,387
Nymex Holdings Inc.	16	2,056
NYSE Euronext.	81	7,603
Ogaki Kyoritsu Bank Ltd/The.	218	1,213
Okasan Holdings Inc.	171	1,141
OKO Bank plc.	62	1,329
Old Mutual PLC.	854	3,268
Old National Bancorp/IN.	371	6,199
Old Republic International Cor.	424	6,500
OMX AB.	36	1,513
Onex Corp.	35	1,472
ORIX Corp.	30	6,035
Oversea-Chinese Banking Corp.	821	5,221
Pacific Capital Bancorp NA.	278	5,763
Pargesa Holding SA.	10	1,139
Park National Corp.	47	3,725
PartnerRe Ltd.	116	9,657
Pennsylvania Real Estate Inves.	207	7,897
Perpetual Ltd.	16	1,107
PFF Bancorp Inc.	126	1,342
Philadelphia Consolidated Hold.	246	10,037
Phoenix Cos Inc/The.	609	8,392
Piper Jaffray Cos.	75	3,855
Piraeus Bank SA.	52	2,085
Platinum Underwriters Holdings.	368	13,248
PMI Group Inc/The.	174	2,789
PNC Financial Services Group I.	87	6,278
Popular Inc.	499	5,264
Power Corp Of Canada.	49	2,101
Power Financial Corp.	36	1,605
Principal Financial Group Inc.	85	5,752
ProAssurance Corp.	124	6,837
Promise Co Ltd.	40	1,196
Prosperity REIT.	1,732	358
Protective Life Corp.	128	5,487
Provident Bankshares Corp.	179	4,416
Provident Financial Services I.	354	5,607
Prudential Financial Inc.	117	11,316
Prudential PLC.	379	6,164
Public Storage.	55	4,453
QBE Insurance Group Ltd.	287	8,688
Quintain Estates & Development.	58	741

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Radian Group Inc.	158	1,989
Raiffeisen International Bank.	7	1,157
RAIT Financial Trust.	368	3,349
Ratos AB.	35	1,028
Raymond James Financial Inc.	195	7,264
Realty Income Corp.	572	16,897
Redwood Trust Inc.	146	3,847
Regency Centers Corp.	100	7,148
Regions Financial Corp.	182	4,936
Reinsurance Group of America I.	57	3,256
RenaissanceRe Holdings Ltd.	129	7,526
Resolution Plc.	106	1,610
Resona Holdings Inc.	2	3,536
RLI Corp.	92	5,352
Royal & Sun Alliance Insurance.	463	1,518
Royal Bank of Canada.	199	11,804
Royal Bank of Scotland Group P.	1,466	15,747
Safeco Corp.	209	12,101
Sampo Oyj.	77	2,412
San-In Godo Bank Ltd/The.	124	1,113
Schroders PLC.	43	1,376
Segro PLC.	91	884
Selective Insurance Group.	329	7,998
Senior Housing Properties Trus.	476	10,672
Senshu Bank Ltd/The.	428	990
Shiga Bank Ltd/The.	168	1,187
Shimao Property Holdings Ltd.	407	1,436
Shinko Securities Co Ltd.	223	1,140
Shinsei Bank Ltd.	490	1,571
Shizuoka Bank Ltd/The.	235	2,452
Shui On Land Ltd.	1,039	1,434
Shun Tak Holdings Ltd.	699	1,093
Simon Property Group Inc.	96	9,995
Singapore Exchange Ltd.	353	3,806
Sino Land Co.	483	1,499
Skandinaviska Enskilda Banken.	84	2,572
SL Green Realty Corp.	85	10,256
Societa Cattolica di Assicuraz.	19	1,257
Societe Generale.	72	12,082
Sompo Japan Insurance Inc.	327	3,809
South Financial Group Inc/The.	422	8,719
Sovereign Bancorp Inc.	658	9,495
St George Bank Ltd.	176	5,959
Standard Chartered PLC.	217	8,421
Standard Life PLC.	327	1,935
State Street Corp.	169	13,481
Sterling Bancshares Inc/TX.	493	6,015
Sterling Financial Corp/WA.	295	6,638
Stockland.	462	3,851
Storebrand ASA.	72	1,028
Strategic Hotels & Resorts Inc.	433	9,457

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Sumitomo Mitsui Financial Grou.	3	24,286
Sumitomo Realty & Development.	158	5,519
Sumitomo Trust & Banking Co Lt.	554	4,086
Sun Hung Kai Properties Ltd.	456	8,637
Sun Life Financial Inc.	89	5,171
Suncorp-Metway Ltd.	307	5,799
Sunstone Hotel Investors Inc.	353	9,817
Suntec REIT.	873	1,092
SunTrust Banks Inc.	90	6,534
Suruga Bank Ltd.	87	1,137
Susquehanna Bancshares Inc.	293	5,910
SVB Financial Group. (b)	139	7,199
Svenska Handelsbanken AB.	78	2,585
Swedbank AB.	56	1,750
Swiss Life Holding.	5	1,381
Swiss Reinsurance.	58	5,443
SWS Group Inc.	155	2,943
Sydbank A/S.	21	966
Synovus Financial Corp.	530	13,971
T Rowe Price Group Inc.	381	24,475
T&D Holdings Inc.	82	4,883
Takefuji Corp.	44	1,121
Taubman Centers Inc.	217	12,775
TCF Financial Corp.	247	5,624
TD Ameritrade Holding Corp. (b)	111	2,125
Thornburg Mortgage Inc.	233	2,447
Tokai Tokyo Securities Co Ltd.	193	1,027
Tokyo Tatemono Co Ltd.	106	1,350
Tokyo Tomin Bank Ltd/The.	31	1,024
Tokyu Land Corp.	152	1,560
Topdanmark A/S. (b)	6	1,024
Torchmark Corp.	189	12,315
Toronto-Dominion Bank.	112	8,458
Travelers Cos Inc/The.	168	8,771
Trustco Bank Corp NY.	413	4,353
Trustmark Corp.	292	7,881
TSX Group Inc.	27	1,456
UBS AG.	295	15,776
UCBH Holdings Inc.	561	9,576
UDR Inc.	267	6,339
Umpqua Holdings Corp.	361	6,112
Unibail-Rodamco.	13	3,231
UniCredito Italiano SpA.	1,903	16,289
UnionBanCal Corp.	107	5,779
Unione di Banche Italiane SCPA.	99	2,752
Unipol Gruppo Finanziario SpA.	341	1,220
Unipol Gruppo Finanziario SpA.	323	1,212
United Bankshares Inc.	255	7,727
United Industrial Corp Ltd.	535	1,146
United Overseas Bank Ltd.	403	5,989
Unitrin Inc.	94	4,353

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Unum Group.	675	15,755
UOL Group Ltd.	306	1,110
Urban Corp.	68	1,173
US Bancorp.	443	14,690
Valad Property Group.	686	1,208
Valiant Holding.	7	1,070
Valley National Bancorp.	244	4,997
Ventas Inc.	260	11,151
W Holding Co Inc.	960	2,016
Wachovia Corp.	521	23,825
Waddell & Reed Financial Inc.	184	6,112
Washington Federal Inc.	491	11,863
Washington Mutual Inc.	271	7,555
Webster Financial Corp.	320	11,597
Weingarten Realty Investors.	161	6,160
Wells Fargo & Co.	1,059	36,017
Wereldhave NV.	3	358
Westfield Group.	599	12,163
Westpac Banking Corp.	609	17,324
Wheelock & Co Ltd.	420	1,355
White Mountains Insurance Grou.	13	6,989
Whitney Holding Corp.	373	9,571
Willis Group Holdings Ltd.	220	9,313
Wilmington Trust Corp.	138	5,019
Wing Hang Bank Ltd.	86	1,006
Wing Lung Bank.	104	1,075
Wing Tai Holdings Ltd.	444	1,062
WR Berkley Corp.	333	10,020
XL Capital Ltd.	55	3,957
Yamaguchi Financial Group Inc.	88	1,026
Yamanashi Chuo Bank Ltd/The.	176	1,024
Zenith National Insurance Corp.	216	8,679
Zurich Financial Services AG.	22	6,623
		3,344,664

HEALTH CARE (0.2%)
Pfizer Inc.	1,824	44,889
		44,889

INDUSTRIAL (8.6%)
3M Co.	191	16,495
AAR Corp. (b)	152	4,872
ABB Ltd.	351	10,557
Acciona SA.	4	1,234
ACS Actividades de Construccio.	31	1,918
Actuant Corp.	114	7,864
Acuity Brands Inc.	180	8,604
Advantest Corp.	55	1,578
Aeroports de Paris.	10	1,143
AGFA-Gevaert NV.	51	708
Agilent Technologies Inc.	173	6,375

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Albany International Corp.	150	5,625
Alfa Laval AB.	17	1,346
Alliant Techsystems Inc.	136	15,013
Allied Waste Industries Inc.	583	7,369
Alps Electric Co Ltd.	110	1,367
Alstom.	16	3,775
Amada Co Ltd.	130	1,300
Amcor Ltd.	299	1,955
Amec PLC.	84	1,458
American Commercial Lines Inc.	67	999
Ametek Inc.	179	8,413
Amphenol Corp.	299	13,237
Ansell Ltd.	107	1,233
Applera Corp - Applied Biosyst.	365	13,556
Aptargroup Inc.	259	11,577
Arkansas Best Corp.	139	3,816
Arriva Plc.	68	1,185
Arrow Electronics Inc. (b)	195	7,796
Asahi Glass Co Ltd.	390	5,314
Assa Abloy AB.	51	1,068
Astec Industries Inc.	69	3,127
Auckland International Airport.	428	947
Avnet Inc. (b)	236	9,846
BAE Systems PLC.	522	5,406
Balfour Beatty PLC.	123	1,266
BE Aerospace Inc.	372	18,492
Belden Inc.	185	10,780
Bemis Co Inc.	205	5,773
Benchmark Electronics Inc.	444	9,106
Bilfinger Berger AG.	13	1,150
Boeing Co.	305	30,070
Bombardier Inc. (b)	222	1,316
Boral Ltd.	198	1,249
Bouygues.	42	4,031
Briggs & Stratton Corp.	283	6,370
Brink's Co/The.	165	10,337
Brother Industries Ltd.	92	1,226
Bucyrus International Inc.	147	12,128
Burlington Northern Santa Fe C.	92	8,018
Buzzi Unicem SpA.	35	993
CAE Inc.	85	1,146
Campbell Brothers Ltd.	47	1,490
Canadian National Railway Co.	74	4,150
Canadian Pacific Railway Ltd.	23	1,618
Carlisle Cos Inc.	254	10,020
Casio Computer Co Ltd.	87	817
Central Glass Co Ltd.	196	922
Ceradyne Inc.	101	6,909
CH Robinson Worldwide Inc.	251	12,530
Charter Plc. (b)	46	1,037
Checkpoint Systems Inc. (b)	226	6,837

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Cheung Kong Infrastructure Hol.	304	1,185
China Grand Forestry Resources. (b)	2,661	930
Chiyoda Corp.	58	1,066
Cie de Saint-Gobain.	57	6,108
Cimpor Cimentos de Portugal SG.	110	997
Cobham PLC.	279	1,221
Coherent Inc.	130	4,264
ComfortDelgro Corp Ltd.	802	1,070
Commercial Metals Co.	234	7,343
COMSYS Holdings Corp.	98	952
Cookson Group PLC.	77	1,334
Cooper Industries Ltd.	301	15,769
Cosco Corp Singapore Ltd.	322	1,725
CRH PLC.	84	3,208
CSR Ltd.	380	1,207
CTS Corp.	221	2,729
Cummins Inc.	136	16,315
Cymer Inc.	113	4,803
Daifuku Co Ltd.	88	1,041
Daiichi Chuo Kisen Kaisha.	148	1,219
Daikin Industries Ltd.	88	4,409
Dainippon Screen Manufacturing.	148	872
Danaher Corp.	102	8,738
Deere & Co.	58	8,984
Deutsche Post AG.	129	3,905
Dionex Corp.	77	6,776
Disco Corp.	20	1,181
Donaldson Co Inc.	289	12,387
Downer EDI Ltd.	182	1,124
DRS Technologies Inc.	164	9,420
Dyno Nobel Ltd.	593	1,359
EADS.	53	1,799
Eagle Materials Inc.	195	7,704
East Japan Railway Co.	1	8,208
Eastman Kodak Co.	566	16,222
Eaton Corp.	298	27,589
Ebara Corp.	227	1,062
Eiffage SA.	8	904
EMCOR Group Inc.	249	8,573
Energizer Holdings Inc.	82	8,553
Energy Conversion Devices Inc.	162	4,421
ESCO Technologies Inc. (b)	105	4,346
Esterline Technologies Corp. (b)	107	5,861
Expeditors International Washi.	307	15,550
Fanuc Ltd.	66	7,173
FCC.	12	1,045
FedEx Corp.	82	8,474
Finmeccanica SpA.	45	1,335
Finning International Inc.	42	1,445
Firstgroup Plc.	84	1,389
Fletcher Building Ltd.	157	1,436

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Flir Systems Inc.	249	17,278
Florida Rock Industries Inc.	93	5,852
Flowserve Corp.	96	7,580
FLSmidth & Co A/S.	12	1,301
Fluor Corp.	127	20,066
Forward Air Corp.	120	3,916
Foster Wheeler Ltd. (b)	101	14,973
Fuji Electric Holdings Co Ltd.	262	988
FUJIFILM Holdings Corp.	171	8,152
Fujikura Ltd.	175	1,119
Funai Electric Co Ltd.	19	802
Furukawa Electric Co Ltd.	235	1,120
Futuris Corp Ltd.	530	1,047
Gamesa Corp Tecnologica SA.	27	1,369
Gardner Denver Inc.	212	7,660
Garmin Ltd.	192	20,621
General Cable Corp. (b)	206	14,830
General Dynamics Corp.	87	7,914
General Electric Co.	2,655	109,280
General Maritime Corp.	149	4,199
Genlyte Group Inc.	40	2,604
Gentex Corp.	276	5,735
Glory Ltd.	41	1,347
Go-Ahead Group Plc.	19	1,066
GrafTech International Ltd.	557	10,527
Granite Construction Inc.	139	5,952
Grupo Ferrovial SA.	12	1,044
Hamamatsu Photonics KK.	35	1,095
Hankyu Hanshin Holdings Inc.	423	1,976
Harsco Corp.	121	7,335
HeidelbergCement AG.	7	1,116
Heidelberger Druckmaschinen AG.	22	901
Hirose Electric Co Ltd.	12	1,427
Hitachi Cable Ltd.	177	1,174
Hitachi Construction Machinery.	30	1,217
Hitachi Koki Co Ltd.	61	1,081
Hitachi Ltd.	1,107	7,494
Hitachi Zosen Corp. (b)	562	930
Hochtief AG.	11	1,508
Holcim Ltd.	31	3,532
Honeywell International Inc.	173	10,451
Hong Kong Aircraft Engineerg.	62	1,569
Horiba Ltd.	28	1,238
Hosiden Corp.	69	1,205
HOYA CORP.	143	5,168
Hubbell Inc.	105	5,775
Ibiden Co Ltd.	49	4,132
IDEX Corp.	325	11,512
Ihi Corp.	488	1,159
Iino Kaiun Kaisha Ltd.	84	1,172
Imerys SA.	11	1,069

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
IMI Plc.	91	1,063
Ingersoll-Rand Co Ltd.	71	3,575
Insituform Technologies Inc.	191	2,685
Intermec Inc.	200	5,084
Invensys PLC.	141	959
Itron Inc.	121	13,006
ITT Corp.	260	17,399
Jacobs Engineering Group Inc. (b)	189	16,471
Japan Airport Terminal Co Ltd.	62	1,204
Japan Steel Works Ltd/The.	123	1,981
JGC Corp.	84	1,664
JM AB.	36	798
Joy Global Inc.	176	10,219
JS Group Corp.	91	1,466
Kajima Corp.	350	1,232
Kawasaki Heavy Industries Ltd.	518	1,854
Kawasaki Kisen Kaisha Ltd.	195	2,672
Kaydon Corp.	118	6,347
Keihan Electric Railway Co Ltd.	305	1,216
Keihin Electric Express Railwa.	179	1,094
Keio Corp.	192	1,165
Keisei Electric Railway Co Ltd.	213	1,167
Kemet Corp.	492	3,478
Kennametal Inc.	145	13,225
Keyence Corp.	12	2,753
Kinden Corp.	123	1,086
Kingspan Group Plc.	45	1,072
Kintetsu Corp.	565	1,714
Kirby Corp. (b)	86	3,928
Kitz Corp.	108	882
Komatsu Ltd.	310	10,237
Komori Corp.	47	1,230
Kone OYJ.	16	1,323
Konica Minolta Holdings Inc.	176	3,051
Koninklijke BAM Groep NV.	37	976
Kubota Corp.	378	3,165
Kuehne & Nagel International A.	11	1,179
Kurita Water Industries Ltd.	37	1,225
Kyocera Corp.	62	5,191
Kyowa Exeo Corp.	95	846
L-3 Communications Holdings In.	180	19,735
Lafarge SA.	23	3,739
Landstar System Inc.	222	9,344
Leggett & Platt Inc.	352	6,839
Legrand SA.	31	1,144
Leighton Holdings Ltd.	43	2,491
Lincoln Electric Holdings Inc.	164	11,849
Littelfuse Inc.	93	2,960
Mabuchi Motor Co Ltd.	18	1,211
Macquarie Airports.	540	2,203
Makino Milling Machine Co Ltd.	81	838

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Makita Corp.	48	2,292
MAN AG.	15	2,680
Manitowoc Co Inc/The.	182	8,965
Martin Marietta Materials Inc.	60	7,761
Maruichi Steel Tube Ltd.	41	1,158
Masco Corp.	120	2,890
Matsushita Electric Works Ltd.	120	1,322
Matthews International Corp.	129	5,879
McDermott International Inc. (b)	329	20,089
Meggitt PLC.	174	1,235
Methode Electronics Inc.	213	2,671
Metso Oyj.	20	1,215
Mettler Toledo International I.	63	6,700
Mine Safety Appliances Co.	90	4,121
Minebea Co Ltd.	200	1,378
MISUMI Group Inc.	64	1,076
Mitsubishi Electric Corp.	713	8,627
Mitsubishi Heavy Industries Lt.	1,116	6,423
Mitsui Engineering & Shipbuild.	257	1,492
Mitsui OSK Lines Ltd.	397	6,483
Mitsumi Electric Co Ltd.	28	1,274
Molex Inc.	147	4,013
Monadelphous Group Ltd.	78	1,223
Moog Inc. (b)	159	7,338
Mori Seiki Co Ltd.	33	825
MTR Corp.	433	1,492
MTU Aero Engines Holding AG.	16	978
Mueller Industries Inc.	209	7,516
Mueller Water Products Inc.	359	3,798
Multiplex Group.	278	1,302
Murata Manufacturing Co Ltd.	74	4,458
Nabtesco Corp.	72	1,216
Nachi-Fujikoshi Corp.	216	1,060
Nagoya Railroad Co Ltd.	371	1,090
Nankai Electric Railway Co Ltd.	366	1,006
National Express Group PLC.	46	1,261
National Instruments Corp.	237	7,688
NCI Building Systems Inc.	81	3,174
NEC Corp.	674	3,330
Neptune Orient Lines Ltd.	293	1,033
Newport Corp. (b)	143	1,955
Nexans SA.	6	1,019
NGK Insulators Ltd.	98	3,440
Nichias Corp.	108	815
Nichicon Corp.	70	831
Nidec Corp.	40	2,999
Nikon Corp.	115	3,638
Nippon Chemi-Con Corp.	103	807
Nippon Electric Glass Co Ltd.	122	2,061
Nippon Express Co Ltd.	315	1,573
Nippon Sheet Glass Co Ltd.	222	1,343

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Nippon Yusen KK.	406	4,152
Nishi-Nippon Railroad Co Ltd.	301	1,093
NKT Holding A/S.	10	1,090
Nordson Corp.	123	6,581
Norfolk Southern Corp.	114	5,888
Norsk Hydro ASA.	112	1,644
Northrop Grumman Corp.	82	6,857
NSK Ltd.	161	1,411
NTN Corp.	148	1,402
Obayashi Corp.	239	1,197
Odakyu Electric Railway Co Ltd.	206	1,437
OKUMA Corp.	66	913
Old Dominion Freight Line Inc.	132	2,982
Olympus Corp.	83	3,417
Omron Corp.	78	1,896
Orbotech Ltd. (b)	191	3,954
Orient Overseas International.	91	932
OSG Corp.	77	968
Owens-Illinois Inc.	286	12,704
Pacer International Inc.	214	3,154
Pacific Basin Shipping Ltd.	737	1,628
Packaging Corp of America.	179	5,699
Pall Corp.	242	9,697
Park Electrochemical Corp.	78	2,443
Parker Hannifin Corp.	364	29,215
Pentair Inc.	203	7,184
Power-One Inc.	371	2,104
Precision Castparts Corp.	60	8,989
Regal-Beloit Corp.	134	6,571
Republic Services Inc.	340	11,625
Rexam PLC.	107	1,207
Rheinmetall AG.	12	1,062
Rieter Holding AG.	2	1,159
Rinnai Corp.	36	1,114
Rockwell Automation Inc/DE.	62	4,271
Rockwell Collins Inc.	239	17,880
Rolls-Royce Group PLC.	280	3,133
Roper Industries Inc.	127	8,993
Royal Philips.	177	7,319
Ryder System Inc.	122	5,838
Sacyr Vallehermoso SA.	23	1,081
Safran SA.	43	1,090
Sagami Railway Co Ltd.	333	1,169
Saia Inc.	90	1,268
Sankyu Inc.	218	1,230
Sanmina-SCI Corp.	1,342	2,966
Sanwa Holdings Corp.	184	966
Sanyo Electric Co Ltd.	704	1,159
Schindler Holding AG.	17	1,189
Schneider Electric SA.	37	5,094
Seino Holdings Corp.	112	954

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
SembCorp Industries Ltd.	290	1,183
SembCorp Marine Ltd.	406	1,246
Sharp Corp.	363	5,679
Shima Seiki Manufacturing Ltd.	25	1,278
Shimizu Corp.	242	1,256
Siemens AG.	131	17,907
SIG Plc.	41	904
Sims Group Ltd.	47	1,232
Singapore Post Ltd.	1,331	1,122
Skanska AB.	61	1,205
SMC Corp/Japan.	21	2,799
Snap-On Inc.	236	11,779
SNC-Lavalin Group Inc.	30	1,553
Sonoco Products Co.	195	6,029
Spirit Aerosystems Holdings In.	397	13,784
ST Engineering.	447	1,174
Stanley Electric Co Ltd.	61	1,346
Stanley Works/The.	163	9,381
Star Micronics Co Ltd.	37	1,155
Stericycle Inc.	139	8,108
STX Pan Ocean Co Ltd.	704	1,791
Sumitomo Electric Industries L.	252	4,047
Sumitomo Heavy Industries Ltd.	200	2,611
Tadano Ltd.	75	935
Taiheiyo Cement Corp.	315	983
Taisei Corp.	354	1,059
Taiyo Yuden Co Ltd.	50	820
Techtronic Industries Co.	917	983
Teekay Corp.	87	4,868
Tektronix Inc.	153	5,791
Teledyne Technologies Inc.	131	6,853
Teleflex Inc.	157	11,494
Tenaris SA.	73	1,948
Terex Corp. (b)	149	11,059
Tetra Tech Inc.	334	7,799
Texas Industries Inc.	109	7,964
Textron Inc.	72	4,983
Thales SA.	19	1,184
THK Co Ltd.	46	1,007
Thomas & Betts Corp. (b)	101	5,657
Timken Co.	153	5,089
Titan Cement Co SA.	21	1,024
TNT NV.	60	2,454
Tobu Railway Co Ltd.	285	1,339
Toda Corp.	199	1,037
Toho Zinc Co Ltd.	113	1,012
Tokyo Seimitsu Co Ltd.	32	747
Tokyu Corp.	351	2,266
Toll Holdings Ltd.	198	2,455
Tomkins Plc.	226	1,042
Toshiba Corp.	1,069	8,941

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Toyo Seikan Kaisha Ltd.	64	1,151
Toyota Industries Corp.	74	3,143
Transfield Services Ltd.	112	1,636
Transpacific Industries Group.	95	987
Transport International Holdin.	202	1,024
Travis Perkins PLC.	28	847
Tredegar Corp.	160	2,787
Trimble Navigation Ltd.	480	20,016
Trinity Industries Inc.	135	4,879
Tsubakimoto Chain Co.	150	1,027
Tyco International Ltd.	128	5,270
Ulvac Inc.	27	1,048
Union Pacific Corp.	75	9,603
United Group Ltd.	68	1,349
United Technologies Corp.	266	20,373
URS Corp. (b)	214	13,227
Ushio Inc.	57	1,166
UTi Worldwide Inc.	140	3,571
Vallourec.	8	2,318
Varian Inc.	123	9,088
Venture Corp Ltd.	108	1,038
Vestas Wind Systems A/S. (b)	29	2,587
Vishay Intertechnology Inc.	342	4,306
Wabtec Corp.	202	7,581
Wartsila Oyj.	15	1,225
Washington Group International. (b)	118	11,487
Waste Connections Inc.	276	9,332
Waste Management Inc.	150	5,459
Waters Corp.	143	11,008
Weir Group Plc (The).	72	1,328
Werner Enterprises Inc.	322	6,124
Wesfarmers Ltd.	129	5,280
Wienerberger AG.	16	996
WorleyParsons Ltd.	65	2,906
Worthington Industries Inc.	390	9,750
Yamatake Corp.	36	1,120
Yamato Holdings Co Ltd.	148	2,169
Yaskawa Electric Corp.	89	1,185
YIT OYJ.	34	1,046
Yokogawa Electric Corp.	80	1,001
YRC Worldwide Inc. (b)	316	7,767
Zardoya Otis SA.	35	1,181
Zebra Technologies Corp.	115	4,495
Zodiac SA.	15	1,038
		1,987,662

TECHNOLOGY (6.1%)
ACI Worldwide Inc.	361	8,256
Actel Corp.	215	2,449
Activision Inc.	451	10,666
Adobe Systems Inc. (b)	249	11,927

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Advanced Micro Devices Inc. (b)	849	11,105
Advent Software Inc.	79	4,371
Affiliated Computer Services I.	156	7,903
Agilysys Inc.	173	2,993
Altera Corp.	601	11,792
Amkor Technology Inc.	575	6,515
Analog Devices Inc.	140	4,684
Ansys Inc.	286	11,100
Apple Inc. (b)	380	72,181
Applied Materials Inc.	597	11,594
ARM Holdings Plc.	362	1,118
ASM Pacific Technology.	118	920
ASML Holding NV.	63	2,194
Asyst Technologies Inc.	405	1,944
ATMI Inc.	144	4,628
Atos Origin SA. (b)	18	1,094
Autodesk Inc. (b)	384	18,778
Automatic Data Processing Inc.	238	11,795
Autonomy Corp PLC.	64	1,308
Avid Technology Inc.	170	4,996
Axcelis Technologies Inc.	699	3,278
BEA Systems Inc.	759	12,827
BMC Software Inc.	330	11,167
Borland Software Corp.	419	1,835
Broadcom Corp.	201	6,543
Brocade Communications Systems.	1,177	11,193
Brooks Automation Inc.	631	8,190
Business Objects SA. (b)	24	1,442
CA Inc.	182	4,814
Cabot Microelectronics Corp.	100	3,968
CACI International Inc.	127	6,839
Canon Inc.	413	20,583
Cap Gemini SA.	22	1,402
Cerner Corp.	104	6,194
CGI Group Inc.	106	1,207
Ciber Inc.	306	2,384
Citrix Systems Inc.	262	11,263
Cognizant Technology Solutions.	414	17,164
Cognos Inc.	27	1,363
Computer Sciences Corp. (b)	342	19,969
Computershare Ltd.	166	1,322
Compuware Corp.	640	6,400
Conexant Systems Inc.	3,430	4,390
CSG Systems International Inc.	250	5,133
CSK Holdings Corp.	34	1,323
Dassault Systemes SA.	18	1,126
Dell Inc.	844	25,826
DSP Group Inc.	176	2,779
DST Systems Inc.	72	6,099
Dun & Bradstreet Corp.	84	8,135
Electronic Arts Inc.	134	8,190

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Electronics for Imaging.	318	7,250
EMC Corp/Massachusetts. (b)	903	22,927
Emulex Corp.	492	10,657
Entegris Inc.	714	6,519
Factset Research Systems Inc.	73	5,148
Fidelity National Information.	274	12,637
Fiserv Inc.	235	13,019
Formfactor Inc.	183	7,157
Fujitsu Ltd.	687	5,359
Global Payments Inc.	128	6,088
Hewlett-Packard Co.	1,098	56,745
Hutchinson Technology Inc.	149	3,536
IBM.	355	41,223
IKON Office Solutions Inc.	607	8,012
Imation Corp.	203	4,523
Indra Sistemas SA.	42	1,218
Infineon Technologies AG. (b)	116	1,702
Informatica Corp.	338	5,773
Intel Corp.	2,444	65,744
International Rectifier Corp.	118	3,939
Intersil Corp.	262	7,949
Intuit Inc.	442	14,219
Itochu Techno-Solutions Corp.	30	1,063
Jack Henry & Associates Inc.	480	14,026
Kla-Tencor Corp.	81	4,265
Konami Corp.	48	1,410
Kulicke & Soffa Industries Inc. (b)	325	2,460
Lam Research Corp.	171	8,584
Lattice Semiconductor Corp.	736	3,076
Lenovo Group Ltd.	1,629	1,835
Linear Technology Corp.	111	3,665
LogicaCMG PLC.	346	1,171
Logitech International SA. (b)	40	1,390
Marvell Technology Group Ltd.	192	3,462
Mastercard Inc.	95	18,007
Maxim Integrated Products Inc.	135	3,659
MEMC Electronic Materials Inc.	96	7,029
Micrel Inc.	350	3,168
Micros Systems Inc.	163	11,707
Microsemi Corp. (b)	270	7,185
Microsoft Corp.	3,501	128,872
Misys PLC.	224	1,126
National Semiconductor Corp.	347	8,724
NAVTEQ Corp.	140	10,808
NCR Corp.	301	8,305
Neopost SA.	7	813
Network Appliance Inc.	162	5,101
Nomura Research Institute Ltd.	53	1,860
Novell Inc.	658	4,974
Novellus Systems Inc.	195	5,540
Nvidia Corp.	178	6,298

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Obic Co Ltd.	6	1,200
OC Oerlikon Corp AG.	2	950
ON Semiconductor Corp.	491	5,008
Oracle Corp Japan.	25	1,144
Oracle Corp.	1,682	37,290
Otsuka Corp.	12	1,145
Palm Inc.	584	5,268
Parametric Technology Corp.	639	12,205
Paychex Inc.	147	6,142
Perot Systems Corp.	499	7,285
Photronics Inc.	273	2,987
Pitney Bowes Inc.	64	2,563
PMC - Sierra Inc.	1,188	10,704
QLogic Corp.	305	4,737
Quantum Corp.	1,327	5,308
Rambus Inc.	172	3,404
Red Hat Inc.	321	6,930
Research In Motion Ltd.	72	8,973
Ricoh Co Ltd.	244	4,769
Rohm Co Ltd.	36	3,136
Sage Group PLC.	232	1,168
Salesforce.com Inc.	154	8,681
SanDisk Corp.	105	4,662
SAP AG.	138	7,499
SEI Investments Co.	202	6,387
Seiko Epson Corp.	54	1,261
Semiconductor Manufacturing In.	8,393	953
Semtech Corp.	350	5,989
Shinko Electric Industries Co.	45	1,024
Silicon Laboratories Inc.	222	9,701
Silicon Storage Technology Inc.	756	2,510
Skyworks Solutions Inc. (b)	897	8,270
Square Enix Co Ltd.	38	1,245
SRA International Inc.	172	4,723
STMicroelectronics NV.	102	1,742
Sun Microsystems Inc.	1,158	6,612
Sybase Inc.	514	14,700
Synopsys Inc.	285	8,054
Take-Two Interactive Software.	293	5,503
TDK Corp.	44	3,581
Teradata Corp.	582	16,604
Teradyne Inc.	374	4,615
Tessera Technologies Inc.	185	7,065
Texas Instruments Inc.	614	20,016
THQ Inc.	273	7,396
Tokyo Electron Ltd.	55	3,199
TomTom NV.	17	1,356
Trident Microsystems Inc.	238	1,792
TriQuint Semiconductor Inc.	987	6,188
Unisys Corp. (b)	699	4,250
Varian Semiconductor Equipment.	269	12,379

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
VeriFone Holdings Inc.	109	5,388
Western Digital Corp.	450	11,664
Wincor Nixdorf AG.	12	1,191
Wind River Systems Inc.	497	6,217
Xerox Corp.	414	7,220
Xilinx Inc.	607	14,811
		1,408,351

UTILITIES (3.3%)
AEM SpA.	326	1,372
AES Corp/The. (b)	295	6,316
AGL Energy Ltd.	144	1,616
AGL Resources Inc.	441	17,433
Algonquin Power Income Fund.	45	417
Allegheny Energy Inc.	260	15,772
Allete Inc.	146	6,379
Alliant Energy Corp.	225	9,000
Ameren Corp.	412	22,273
American Electric Power Co Inc.	128	6,171
Aqua America Inc.	262	6,094
Aquila Inc. (b)	2,301	9,618
Atmos Energy Corp.	503	14,109
Avista Corp.	301	6,637
Babcock & Brown Infrastructure.	758	1,154
Black Hills Corp.	211	9,373
British Energy Group PLC.	158	1,751
Canadian Utilities Ltd.	24	1,381
Centerpoint Energy Inc.	560	9,386
Centrica PLC.	569	4,364
China Resources Power Holdings.	421	1,556
Chubu Electric Power Co Inc.	245	6,254
Chugoku Electric Power Co Inc/.	97	1,904
Cleco Corp.	331	8,722
CLP Holdings Ltd.	541	3,637
CMS Energy Corp.	440	7,467
Consolidated Edison Inc.	86	4,050
Contact Energy Ltd.	153	1,069
Dominion Resources Inc/VA.	68	6,231
DPL Inc.	224	6,505
DTE Energy Co.	324	16,070
Duke Energy Corp.	325	6,230
Dynegy Inc. (b)	800	7,368
E.ON AG.	107	20,930
Edison International.	77	4,473
El Paso Electric Co.	258	6,282
Electric Power Development Co.	55	2,179
Electricite de France.	36	4,317
Enagas.	45	1,277
Endesa SA.	72	3,750
Enel SpA.	650	7,781
Energias de Portugal SA.	351	2,257

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Energy East Corp.	309	8,615
Entergy Corp.	57	6,833
Exelon Corp.	194	16,059
FirstEnergy Corp.	78	5,437
Fortis Inc.	44	1,315
Fortum Oyj.	68	2,948
FPL Group Inc.	96	6,568
Gas Natural SDG SA.	19	1,168
Gaz de France SA.	30	1,703
Great Plains Energy Inc.	167	4,983
Hawaiian Electric Industries I.	462	10,718
Hokkaido Electric Power Co Inc.	66	1,419
Hokuriku Electric Power Co.	68	1,420
Hong Kong & China Gas Co.	1,206	3,229
HongKong Electric Holdings.	435	2,228
Iberdrola SA.	592	9,526
Idacorp Inc.	248	8,653
Integrys Energy Group Inc.	163	8,771
International Power PLC.	232	2,359
Kansai Electric Power Co Inc/T.	282	6,330
Kyushu Electric Power Co Inc.	150	3,647
MDU Resources Group Inc.	330	9,293
National Grid PLC.	418	6,967
Nicor Inc.	88	3,808
NiSource Inc.	543	11,104
Northeast Utilities.	304	9,372
Northumbrian Water Group PLC.	177	1,209
Northwest Natural Gas Co.	157	7,563
NorthWestern Corp.	222	6,123
NRG Energy Inc.	379	17,305
NSTAR.	212	7,454
OGE Energy Corp.	184	7,047
Osaka Gas Co Ltd.	704	2,728
Pennon Group PLC.	87	1,134
Pepco Holdings Inc.	390	11,111
PG&E Corp.	90	4,404
Piedmont Natural Gas Co.	406	10,365
Pinnacle West Capital Corp.	194	7,838
PNM Resources Inc.	393	9,829
PPL Corp.	99	5,118
Progress Energy Inc.	85	4,080
Public Power Corp SA.	36	1,459
Public Service Enterprise Grou.	59	5,640
Puget Energy Inc.	233	6,582
Red Electrica de Espana.	24	1,347
Reliant Energy Inc.	670	18,438
RWE AG.	72	9,813
RWE AG.	11	1,331
SCANA Corp.	206	8,362
Scottish & Southern Energy PLC.	134	4,336
Sempra Energy.	75	4,613

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Severn Trent PLC.	42	1,267
Shikoku Electric Power Co Inc.	80	2,004
Sierra Pacific Resources.	449	7,575
Snam Rete Gas SpA.	196	1,267
Southern Co.	195	7,149
Southwest Gas Corp.	237	7,053
Suez SA.	179	11,641
TECO Energy Inc.	407	6,850
Terna Rete Elettrica Nazionale.	318	1,245
Toho Gas Co Ltd.	236	1,217
Tohoku Electric Power Co Inc.	167	3,517
Tokyo Electric Power Co Inc/Th.	449	11,364
Tokyo Gas Co Ltd.	794	3,517
TransAlta Corp.	38	1,367
UGI Corp.	592	15,760
Union Fenosa SA.	20	1,330
Unisource Energy Corp.	195	6,185
United Utilities PLC.	136	2,064
Vectren Corp.	432	12,113
Veolia Environnement.	61	5,447
Verbund.	22	1,453
Westar Energy Inc.	540	14,375
WGL Holdings Inc.	280	9,498
Wisconsin Energy Corp.	233	11,156
Xcel Energy Inc.	811	18,288
		765,328

Total Common Stock (Cost $ 14,235,052)		15,626,877

CORPORATE BONDS (4.1%)
BASIC MATERIALS (0.2%)
E.I. Du Pont De Nemours, 4.88%, 4/30/2014	9,000	8,749
Eastman Chemical, 7.60%, 2/1/2027	15,000	16,532
Weyerhaeuser Co., 6.95%, 8/1/2017	12,000	12,440
		37,721

COMMUNICATIONS (0.4%)
Comcast Corp., 6.50%, 11/15/2035	20,000	20,290
Sprint Capital Corp., 8.38%, 3/15/2012	24,000	26,212
Verizon Communications, 7.25%, 12/1/2010	35,000	37,339
		83,841

CONSUMER GOODS (0.7%)
Anheuser-Busch Cos, Inc., 5.05%, 10/15/2016	12,000	11,647
Bottling Group Llc., 4.63%, 11/15/2012	16,000	15,749
Coca-Cola Enterprises, 8.50%, 2/1/2022	12,000	15,123
Conagra Foods, Inc., 6.75%, 9/15/2011	12,000	12,599
Kimberly-Clark Corp., 5.00%, 8/15/2013	10,000	9,899
Kohls Corporation, 6.00%, 1/15/2033	28,000	25,314
Macys Retail Holdings, Inc., 5.75%, 7/15/2014	12,000	11,611

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Procter & Gamble Co., 4.95%, 8/15/2014	15,000	14,877
Target Corp., 5.88%, 3/1/2012	12,000	12,360
Wal-Mart Stores, 4.55%, 5/1/2013	23,000	22,460
		151,638

ENERGY (0.1%)
Kinder Morgan Energy Partners LP, 7.75%, 3/15/2032	12,000	13,392
		13,392

FINANCIAL (1.6%)
Allstate Corp., 7.20%, 12/1/2009	12,000	12,535
American General Finance, 5.38%, 10/1/2012	41,000	40,580
Citigroup, Inc., 6.63%, 1/15/2028	21,000	22,007
Conocophillips Canada, 5.63%, 10/15/2016	32,000	32,572
Countrywide Financial Corp., 6.25%, 5/15/2016	93,000	74,019
John Hancock Global Funding Ltd., 7.90%, 7/2/2010†	12,000	12,869
JPMorgan Chase Capital XVIII, 6.95%, 8/17/2036	10,000	9,866
Lehman Brothers Holdings, 6.63%, 1/18/2012	15,000	15,475
Morgan Stanley, 6.75%, 4/15/2011	29,000	30,304
National Rural Utilities, 7.25%, 3/1/2012	15,000	16,078
Prudential Financial, Inc., 5.10%, 9/20/2014	35,000	33,802
US Bank Na., 6.38%, 8/1/2011	15,000	15,632
Wachovia Bank Na., 7.80%, 8/18/2010	23,000	24,651
Wells Fargo & Co., 4.63%, 8/9/2010	26,000	25,749
		366,140

HEALTH CARE (0.1%)
Wyeth, 5.50%, 2/1/2014	15,000	15,041
		15,041

INDUSTRIAL (0.8%)
Boeing Co., 6.13%, 2/15/2033	12,000	12,399
Burlington Northern Santa Fe Railway Company, 7.00%, 12/15/2025	12,000	12,967
General Electric Company, 5.00%, 2/1/2013	52,000	51,587
Norfolk Southern Corp., 6.20%, 4/15/2009	118,000	119,718
		196,671

TECHNOLOGY (0.1%)
IBM Corp., 8.38%, 11/1/2019	12,000	14,784
		14,784

UTILITIES (0.3%)
Duke Energy Carolinas, 6.25%, 1/15/2012 (Utilities)	12,000	12,467
Exelon Corporation, 4.90%, 6/15/2015 (Utilities)	12,000	11,259
Florida Power & Light, 5.95%, 10/1/2033 (Utilities)	30,000	29,967
Southern Power Co., 4.88%, 7/15/2015 (Utilities)	12,000	11,411
		65,103

Total Corporate Bonds (Cost $ 965,660)		944,332

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
U.S. Government Agency Pass-Through Securities (4.2%)
FREDDIE MAC (1.0%)
4.00%, 6/1/2018, Pool #E01401	24,032	22,796
4.50%, 1/1/2019, Pool #B11878	37,276	36,148
5.00%, 8/1/2033, Pool #A12886	20,973	20,185
5.50%, 10/1/2034, Pool #A27526	27,618	27,262
5.50%, 11/1/2035, Pool #A47728	50,277	49,551
5.50%, 8/1/2033, Pool #A11851	30,845	30,454
6.00%, 7/1/2034, Pool #A24370	25,799	26,022
6.50%, 12/1/2033, Pool #A16523	14,958	15,391
		227,810

FANNIE MAE (3.1%)
4.41%, 10/1/2035, Pool #836206	30,742	30,439
4.50%, 1/1/2019, Pool #735057	14,409	13,977
4.50%, 9/1/2020, Pool #839289	14,998	14,513
5.00%, 1/1/2019, Pool #255077	21,022	20,767
5.00%, 12/1/2019, Pool #745369	9,004	8,895
5.00%, 12/1/2026, Pool #256570	40,306	39,099
5.00%, 5/1/2018, Pool #703444	24,330	23,954
5.00%, 5/1/2034, Pool #768230	23,440	22,498
5.00%, 6/1/2020, Pool #839333	28,933	28,485
5.00%, 7/1/2034, Pool #255268	61,962	59,617
5.00%, 8/1/2033, Pool #713679	43,214	41,477
5.50%, 12/1/2020, Pool #850811	94,171	94,335
5.50%, 3/1/2020, Pool #735405	31,291	31,344
5.50%, 4/1/2034, Pool #725424	27,699	27,296
5.50%, 8/1/2017, Pool #826283	8,261	8,312
5.50%, 9/1/2033, Pool #254869	62,305	61,572
6.00%, 10/1/2032, Pool #667994	33,172	33,568
6.00%, 4/1/2035, Pool #735503	12,855	12,997
6.00%, 6/1/2017, Pool #555004	19,852	20,225
6.00%, 9/1/2033, Pool #736937	13,033	13,129
6.50%, 4/1/2036, Pool #851187	62,596	64,070
6.50%, 9/1/2034, Pool #783390	21,614	22,123
7.00%, 4/1/2034, Pool #780703	18,902	19,691
		712,383

GNMA (0.1%)
5.50%, 4/15/2033, Pool #603566	11,277	11,222
5.50%, 4/15/2034, Pool #626116	7,536	7,495
6.00%, 9/20/2034, Pool #2 3611	13,561	13,713
		32,430

Total U.S. Government Agency Pass-Through Securities (Cost $ 968,520)		972,622

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
U.S. Government Agency Securities (1.8%)
FANNIE MAE (0.2%)
4.50%, 10/15/2008	35,000	35,108
		35,108

FEDERAL HOME LOAN BANK (0.04%)
4.63%, 11/21/2008	10,000	10,016
		10,016

FREDDIE MAC (1.6%)
4.63%, 12/19/2008, (Freddie Mac)	145,000	145,263
4.75%, 1/18/2011, (Freddie Mac)	25,000	25,239
4.75%, 1/19/2016, (Freddie Mac)	62,000	61,608
6.25%, 7/15/2032, (Freddie Mac)	99,000	113,056
6.63%, 9/15/2009, (Fannie Mae)	35,000	36,423
		381,588

Total U.S. Government Agency Securities (Cost $ 424,946)		426,711

U.S. Treasury Obligations (2.2%)
U.S. TREASURY NOTES (1.7%)
4.00%, 2/15/2015	13,000	12,730
4.00%, 4/15/2010	69,000	69,108
4.00%, 6/15/2009	153,000	153,108
4.25%, 8/15/2015	30,000	29,775
4.88%, 2/15/2012	57,000	58,790
5.00%, 2/15/2011	50,000	51,625
5.63%, 5/15/2008	25,000	25,193
		400,329

U.S. TREASURY BONDS (0.5%)
5.25%, 11/15/2028	101,000	107,139
		107,139

Total U.S. Treasury Obligations (Cost $ 498,994)		507,468

Foreign Government Agency Securities (3.9%)
BELGIUM (0.2%)
Belgian Government Bond, 5.50%, 9/28/2017	27,000	42,588
		42,588

SPAIN (0.2%)
Bonos Y Obligaciόn Del Estado 5.50%, 7/30/2017	29,000	45,739
		45,739

GERMANY (0.5%)
Bundesobligation 4.00%, 4/13/2012	85,000	122,367
		122,367

ITALY (0.5%)
Buoni Poliennali Del Tesoro 5.25%, 8/01/2017	74,000	113,685
		113,685

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2030 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
FRANCE (0.4%)
France O.A.T 3.75%, 4/25/2017	70,000	96,877
		96,877

JAPAN (1.6%)
Japan Government Bond, 1.50%, 6/20/2012	41,500,000	366,729
		366,729

NETHERLANDS (0.2%)
Netherlands Government Bond, 4.00%, 7/15/2016	29,000	41,103
		41,103

UNITED KINGDOM (0.3%)
United Kingdom Treasury Bond, 4.00%, 9/07/2016	38,000	73,821
		73,821

Total Foreign Government Agency Securities (Cost $ 855,273)		902,909

Investment Companies (16.0%)

Dreyfus Cash Management Plus	116,306	116,306
American Beacon Money Market Fund	1,451,229	1,451,229
BLDRS Emerging Markets 50 ADR Equity Fund	6,915	414,693
IShares MSCI Emerging Markets Equity Fund	8,075	1,348,606
Vanguard Emerging Markets Equity Fund	3,355	391,931

Total Investment Companies (Cost $ 3,241,742)		3,722,765

Total Investments (Cost $ 21,190,187) (a) – 99.5%		23,103,684

Other assets in excess of liabilities – 0.5%		114,075

NET ASSETS – 100.00%		23,217,759

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities
(b)	Non-income producing security.
†	Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
COMMON STOCKS (78.1%)
BASIC MATERIALS (4.4%)
Acerinox SA.	50	1,474
Agnico-Eagle Mines Ltd.	31	1,771
Agrium Inc.	31	1,969
Air Products & Chemicals Inc.	77	7,534
Air Water Inc.	110	1,236
Airgas Inc.	337	17,008
AK Steel Holding Corp. (b)	140	7,018
Akzo Nobel NV.	50	4,021
Albemarle Corp.	167	7,976
Alcan Inc.	64	6,435
Alcoa Inc.	338	13,381
Allegheny Technologies Inc.	172	17,573
Alumina Ltd.	465	2,889
Antofagasta PLC.	89	1,550
Arcelormittal.	143	11,474
Arkema.	20	1,360
Asahi Kasei Corp.	559	4,244
Ashland Inc.	132	7,751
Barrick Gold Corp.	160	7,113
BASF AG.	93	12,900
Bayer AG.	142	11,838
BHP Billiton PLC.	440	16,755
BlueScope Steel Ltd.	290	2,863
BHP Billiton Ltd.	1,340	57,539
Cabot Corp.	138	4,831
Cameco Corp.	62	3,055
Carpenter Technology Corp.	131	18,983
Celanese Corp.	344	14,434
Chemtura Corp.	554	5,163
Ciba Specialty Chemicals AG.	21	1,043
Clariant AG.	84	1,073
Cleveland-Cliffs Inc.	207	19,800
Cytec Industries Inc.	204	13,609
Daicel Chemical Industries Ltd.	196	1,432
Daido Steel Co Ltd.	180	1,215
Dainippon Ink and Chemicals In.	334	1,589
Denki Kagaku Kogyo K K.	262	1,531
Xstrata PLC.	116	8,316
Domtar Corp. (b)	1,442	12,372
Dow Chemical Co/The.	310	13,962
DOWA HOLDINGS CO LTD.	121	1,398
EI Du Pont de Nemours & Co.	295	14,605
Eastman Chemical Co.	198	13,185
Ecolab Inc.	310	14,623
Ferro Corp.	288	5,967
First Quantum Minerals Ltd.	14	1,507
FMC Corp.	352	20,240
FNX Mining Co Inc.	43	1,736
Fortescue Metals Group Ltd.	46	2,142
Georgia Gulf Corp.	237	2,868
Givaudan SA.	1	982
Goldcorp Inc.	131	4,607
HB Fuller Co.	415	12,213
Hercules Inc.	793	14,916
Hitachi Chemical Co Ltd.	62	1,510
Hitachi Metals Ltd.	108	1,391
Hokuetsu Paper Mills Ltd.	250	1,183
HudBay Minerals Inc.	54	1,557
Huntsman Corp.	213	5,613
Iamgold Corp.	159	1,393
Iluka Resources Ltd.	256	1,042

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Imperial Chemical Industries P.	209	2,864
Inmet Mining Corp.	15	1,604
International Paper Co.	168	6,209
International Flavors & Fragra.	197	10,285
Ivanhoe Mines Ltd/CA.	91	1,251
JFE Holdings Inc.	244	14,148
Johnson Matthey PLC.	41	1,522
JSR Corp.	85	2,188
Jubilee Mines NL.	97	2,124
K+S AG.	9	1,881
Kaneka Corp.	160	1,412
Kansai Paint Co Ltd.	151	1,129
Kazakhmys PLC.	51	1,563
Kingboard Chemical Holdings Lt.	236	1,538
Kinross Gold Corp.	110	2,175
Kobe Steel Ltd.	1,241	4,421
Koninklijke DSM NV.	38	2,154
Lanxess AG.	24	1,189
Lee & Man Paper Manufacturing.	303	1,200
Lihir Gold Ltd. (b)	728	2,801
Linde AG.	23	2,911
Lonmin Plc.	18	1,286
Lonza Group AG.	14	1,630
Louisiana-Pacific Corp.	240	3,950
Lubrizol Corp.	158	10,725
Lundin Mining Corp.	102	1,382
MeadWestvaco Corp.	434	14,600
Minara Resources Ltd.	241	1,459
Minerals Technologies Inc.	94	6,601
Mitsubishi Chemical Holdings C.	548	4,498
Mitsubishi Gas Chemical Co Inc.	185	1,831
Mitsubishi Materials Corp.	499	2,885
Mitsui Chemicals Inc.	313	2,911
Mitsui Mining & Smelting Co Lt.	271	1,132
Monsanto Co.	280	27,336
Neenah Paper Inc.	74	2,516
Newcrest Mining Ltd.	132	3,984
Newmont Mining Corp of Canada.	31	1,578
Newmont Mining Corp.	221	11,240
Nine Dragons Paper Holdings Lt.	465	1,245
Nippon Kayaku Co Ltd.	150	1,204
Nippon Light Metal Co Ltd.	504	1,031
Nippon Paint Co Ltd.	259	1,434
Nippon Shokubai Co Ltd.	148	1,455
Nippon Steel Corp.	2,654	17,459
Nippon Yakin Kogyo Co Ltd.	111	1,047
Nissan Chemical Industries Ltd.	105	1,436
Nisshin Steel Co Ltd.	338	1,283
Nitto Denko Corp.	66	3,198
Norske Skogindustrier ASA.	93	1,022
Nova Chemicals Corp.	34	1,235
Nufarm Ltd.	117	1,700
OJI Paper Co Ltd.	404	1,842
Olin Corp.	451	10,274
OneSteel Ltd.	456	2,922
Orica Ltd.	125	3,599
OSAKA Titanium Technologies Co.	15	1,299
Outokumpu OYJ.	42	1,566
Oxiana Ltd.	609	2,382
Pacific Metals Co Ltd.	74	920
Paladin Energy Ltd.	213	1,625
PaperlinX Ltd.	478	1,229
Plum Creek Timber Co Inc.	419	18,717
Potash Corp of Saskatchewan.	54	6,721
PPG Industries Inc.	60	4,484
Praxair Inc.	167	14,275
Rautaruukki OYJ.	20	1,144
Rayonier Inc.	182	8,789
Reliance Steel & Aluminum Co.	151	8,811
Rengo Co Ltd.	236	1,694

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Rio Tinto Ltd.	130	13,320
Rio Tinto PLC.	188	17,555
Rohm & Haas Co.	401	20,804
RPM International Inc.	876	18,773
RTI International Metals Inc. (b)	116	9,069
Salzgitter AG.	8	1,573
Schulman A Inc.	168	3,966
Sensient Technologies Corp.	309	9,236
SGL Carbon AG. (b)	25	1,468
Shin-Etsu Chemical Co Ltd.	163	10,370
Showa Denko KK.	470	1,829
Sigma-Aldrich Corp.	201	10,386
Smurfit-Stone Container Corp.	611	7,399
Solvay SA.	11	1,671
Southern Copper Corp.	26	3,632
Ssab Svenskt Stal AB.	36	1,168
Steel Dynamics Inc.	230	12,241
Stillwater Mining Co.	339	3,773
Stora Enso Oyj.	106	1,944
Sumitomo Bakelite Co Ltd.	183	1,112
Sumitomo Chemical Co Ltd.	660	5,829
Sumitomo Forestry Co Ltd.	141	1,047
Sumitomo Metal Industries Ltd.	1,757	8,574
Sumitomo Metal Mining Co Ltd.	230	5,063
Syngenta AG.	18	4,324
Taiyo Nippon Sanso Corp.	153	1,357
Teck Cominco Ltd.	79	3,956
Temple-Inland Inc.	192	10,305
ThyssenKrupp AG.	72	4,783
Titanium Metals Corp.	169	5,949
Tokai Carbon Co Ltd.	119	1,477
Tokuyama Corp.	103	1,425
Tokyo Steel Manufacturing Co L.	80	1,100
Tosoh Corp.	240	1,521
Ube Industries Ltd/Japan.	434	1,546
Umicore.	6	1,495
United States Steel Corp.	281	30,320
UPM-Kymmene Oyj.	99	2,215
Uranium One Inc.	113	1,255
USEC Inc. (b)	345	3,036
Valspar Corp.	642	16,069
Vedanta Resources PLC.	36	1,647
Voestalpine AG.	20	1,798
Vulcan Materials Co.	150	12,827
Wacker Chemie AG.	5	1,219
Wausau Paper Corp.	343	3,433
Weyerhaeuser Co.	84	6,376
Yamana Gold Inc.	118	1,778
Yamato Kogyo Co Ltd.	27	1,245
Yara International ASA.	48	1,858
Zeon Corp.	124	1,161
Zinifex Ltd.	196	3,040
		1,068,235

COMMUNICATIONS (7.7%)
3Com Corp.	928	4,529
Adaptec Inc.	760	2,683
Akamai Technologies Inc.	330	12,933
Alcatel-Lucent.	430	4,173
Alltel Corp.	136	9,676
Amazon.Com Inc.	151	13,462
American Tower Corp. (b)	215	9,499
Andrew Corp.	371	5,439
Anixter International Inc. (b)	162	11,640
APN News & Media Ltd.	266	1,328
Ariba Inc.	520	6,729
AT&T Inc.	1,986	82,995
BCE Inc.	151	6,593
Belgacom SA.	32	1,529
Belo Corp.	208	3,848

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Black Box Corp.	121	4,838
British Sky Broadcasting Group.	200	2,830
BT Group PLC.	1,608	10,902
Cable & Wireless PLC.	458	1,856
Cablevision Systems Corp. (b)	411	12,055
CBS Corp.	181	5,195
C-COR Inc.	305	3,739
CenturyTel Inc.	248	10,924
Charter Communications Inc.	1,874	3,879
Check Point Software Technolog.	399	10,079
Checkfree Corp.	146	6,939
China Mobile Ltd.	1,664	33,708
China Netcom Group Corp Hong K.	779	2,372
China Unicom Ltd.	2,384	5,728
Ciena Corp.	407	19,479
Cincinnati Bell Inc. (b)	1,647	8,927
Cisco Systems Inc.	3,153	104,238
Citizens Communications Co.	814	10,712
Clear Channel Communications I.	174	6,572
CNET Networks Inc.	1,056	8,532
Comcast Corp. (b)	1,561	32,756
CommScope Inc.	296	13,962
Corning Inc.	810	19,659
Cosmote Mobile Telecommunicati.	43	1,483
Crown Castle International Cor.	497	20,412
CTC Media Inc.	49	1,229
Daily Mail & General Trust.	89	1,135
KDDI Corp.	1	7,515
Dentsu Inc.	1	2,609
Deutsche Telekom AG.	558	11,444
Digital River Inc.	199	10,559
DIRECTV Group Inc/The. (b)	323	8,553
Discovery Holding Co.	815	23,236
eAccess Ltd.	2	1,260
Earthlink Inc.	832	6,581
eBay Inc.	611	22,057
EchoStar Communications Corp. (b)	367	17,968
Elisa OYJ.	46	1,364
Emap PLC.	76	1,385
Embarq Corp.	359	18,998
Entercom Communications Corp.	224	4,155
Equinix Inc.	131	15,282
Ericsson.	2,758	8,250
Expedia Inc.	535	17,473
Extreme Networks.	873	3,824
F5 Networks Inc.	392	14,124
Fairfax Media Ltd.	530	2,340
Foxconn International Holdings.	746	2,060
France Telecom SA.	328	12,095
Gannett Co Inc.	89	3,774
Gestevision Telecinco SA.	48	1,380
GN Store Nord.	110	1,170
Google Inc.	119	84,133
Hakuhodo DY Holdings Inc.	20	1,447
Harmonic Inc.	534	6,579
Harris Corp.	246	14,898
Harte-Hanks Inc.	371	6,541
Hellenic Telecommunications Or.	56	2,049
HLTH Corp.	356	5,023
Hutchison Telecommunications I.	1,048	1,487
Idearc Inc.	351	9,470
IDT Corp.	386	3,100
Informa PLC.	122	1,357
Infospace Inc.	162	3,131
Inmarsat PLC.	157	1,675
InterDigital Inc.	171	3,675
Interpublic Group of Cos Inc. (b)	1,189	12,306
Interwoven Inc.	267	3,789
ITV PLC.	630	1,298
j2 Global Communications Inc.	245	8,254

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
JDS Uniphase Corp.	423	6,455
John Wiley & Sons Inc.	232	10,203
Juniper Networks Inc.	283	10,188
Jupiter Telecommunications Co.	2	1,597
Royal KPN NV.	338	6,374
Lagardere SCA.	23	1,943
Lamar Advertising Co.	142	7,591
Leap Wireless International In.	101	7,202
Lee Enterprises Inc.	269	4,317
Liberty Global Inc.	1,002	37,684
Liberty Media Corp - Capital.	68	8,499
Liberty Media Corp - Interacti.	323	6,857
Manitoba Telecom Services Inc.	30	1,492
Matsui Securities Co Ltd.	157	1,232
McClatchy Co.	388	6,437
McGraw-Hill Cos Inc/The.	178	8,907
Media General Inc.	146	4,085
Mediaset SpA.	134	1,388
Meredith Corp.	187	11,641
Modern Times Group AB.	21	1,476
Motorola Inc.	1,185	22,266
MRV Communications Inc.	1,210	3,436
NetFlix Inc.	275	7,279
NeuStar Inc.	154	5,267
New York Times Co/The.	344	6,729
News Corp.	1,178	25,815
NII Holdings Inc.	319	18,502
NTT Corp.	2	9,153
Nokia OYJ.	731	28,956
NTT DoCoMo Inc.	7	10,072
NutriSystem Inc.	157	4,726
Oki Electric Industry Co Ltd.	679	1,148
Openwave Systems Inc.	688	2,724
PagesJaunes Groupe SA.	65	1,435
PCCW Ltd.	2,113	1,358
Pearson PLC.	150	2,488
Plantronics Inc.	317	8,670
Polycom Inc.	180	5,036
Portugal Telecom SGPS SA.	173	2,318
priceline.com Inc.	167	15,548
ProSiebenSat.1 Media AG.	36	1,059
PT Multimedia Servicos de Tele.	30	414
Publicis Groupe.	30	1,218
Publishing & Broadcasting Ltd.	174	3,374
Qualcomm Inc.	868	37,090
Qwest Communications Internati. (b)	824	5,916
RH Donnelley Corp. (b)	141	7,734
Radio One Inc.	703	2,453
Rakuten Inc.	4	1,942
RCN Corp.	191	2,789
RealNetworks Inc.	762	5,532
Reed Elsevier NV.	115	2,224
Reed Elsevier PLC.	237	3,095
Reuters Group PLC.	234	3,212
RF Micro Devices Inc.	1,317	8,192
Rogers Communications Inc.	88	4,484
S1 Corp.	396	3,334
Sanoma-WSOY Oyj.	41	1,183
SAVVIS Inc.	136	5,138
SBA Communications Corp.	473	16,839
SBI E*trade Securities Co Ltd.	1	1,057
SBI Holdings Inc/Japan.	4	1,252
Scholastic Corp.	231	9,143
Seat Pagine Gialle SpA.	2,340	1,359
Seek Ltd.	181	1,566
SES.	66	1,629
Seven Network Ltd.	136	1,730
Shaw Communications Inc.	72	2,010
Sinclair Broadcast Group Inc.	336	4,045
Singapore Press Holdings Ltd.	629	1,991

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
SingTel.	2,114	5,962
Sirius Satellite Radio Inc.	1,163	3,908
Softbank Corp.	286	6,619
SonicWALL Inc.	440	4,550
Sprint Nextel Corp.	893	15,270
Swisscom AG.	4	1,479
Sycamore Networks Inc.	1,250	5,338
Symantec Corp.	473	8,883
Tandberg ASA.	57	1,450
Tekelec.	476	6,283
Tele2 AB.	74	1,742
Telecom Corp of New Zealand Lt.	704	2,356
Telecom Italia SpA.	3,161	9,301
Telefonica SA.	803	26,505
Telekom Austria AG.	62	1,778
Telenor ASA.	144	3,381
Telephone & Data Systems Inc.	201	13,631
Television Broadcasts Ltd.	191	1,230
Societe Television Francaise	39	1,078
TeliaSonera AB.	343	3,375
Tellabs Inc.	957	8,431
Telstra Corp Ltd.	1,444	6,295
TELUS Corp.	63	3,753
Tencent Holdings Ltd.	294	2,492
Walt Disney Co/The.	920	31,860
Thomson Corp/The.	35	1,653
TIBCO Software Inc.	1,448	13,293
Time Warner Telecom Inc.	285	6,623
Time Warner Inc.	1,956	35,717
Trend Micro Inc.	43	1,904
Tribune Co.	190	5,749
Trinity Mirror Plc.	126	1,053
United Internet AG.	73	1,597
United Online Inc.	441	7,762
US Cellular Corp.	33	3,107
Valueclick Inc.	484	13,160
Valuevision Media Inc.	299	1,546
Verizon Communications Inc.	936	43,122
Viacom Inc.	301	12,428
Vignette Corp.	196	3,379
Virgin Media Inc.	542	11,984
Vivendi.	215	9,678
Vodafone Group PLC.	9,821	38,602
VTech Holdings Ltd.	146	1,236
Washington Post Co/The.	12	10,188
Websense Inc.	214	3,938
West Australian Newspapers Hol.	107	1,386
Westwood One Inc.	663	1,419
Windstream Corp.	1,141	15,346
Wolters Kluwer NV.	57	1,786
WPP Group PLC.	228	3,113
XM Satellite Radio Holdings In.	614	8,154
Yahoo! Inc.	651	20,246
Yahoo! Japan Corp.	6	2,657
Yell Group PLC.	145	1,372
Yellow Pages Income Fund.	104	1,574
		1,864,080

CONSUMER GOODS (1.2%)
PepsiCo Inc.	844	62,220
Pfizer Inc.	2,252	55,422
Procter & Gamble Co.	1,616	112,344
Toyota Motor Corp.	1,207	68,732
		298,718

CONSUMER, CYCLICAL (8.0%)
99 Cents Only Stores.	412	4,429
Abercrombie & Fitch Co.	171	13,543
Accor SA.	38	3,625
Accordia Golf Co Ltd.	1	1,118

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Adidas AG.	38	2,525
Aeon Co Ltd.	319	4,988
Aeropostale Inc.	376	8,610
Air France-KLM.	36	1,368
Aisin Seiki Co Ltd.	83	3,381
Alaska Air Group Inc. (b)	239	6,071
Alimentation Couche Tard Inc.	67	1,456
All Nippon Airways Co Ltd.	347	1,332
American Axle & Manufacturing.	290	7,963
AMR Corp. (b)	585	14,040
AnnTaylor Stores Corp.	63	1,952
Aoyama Trading Co Ltd.	46	1,194
Applebees International Inc.	569	14,418
Arcandor AG. (b)	42	1,347
Aristocrat Leisure Ltd.	187	1,811
ArvinMeritor Inc.	471	6,985
Asics Corp.	96	1,518
Autozone Inc.	89	11,072
Barratt Developments PLC.	69	936
Bayerische Motoren Werke AG.	86	5,469
Beazer Homes USA Inc.	197	2,212
Bed Bath & Beyond Inc.	151	5,125
Bellway PLC.	52	1,163
Berkeley Group Holdings PLC.	39	1,381
Best Buy Co Inc.	205	9,947
Big Lots Inc. (b)	283	6,786
Billabong International Ltd.	94	1,316
BJ's Wholesale Club Inc.	154	5,526
Blockbuster Inc. (b)	1,033	5,434
Bob Evans Farms Inc.	243	6,848
Borders Group Inc.	398	6,137
BorgWarner Inc.	114	12,051
Bosch Corp.	250	1,298
Boyd Gaming Corp.	113	4,726
Bridgestone Corp.	284	6,240
Brightpoint Inc.	385	6,237
Brinker International Inc.	267	6,779
British Airways PLC. (b)	162	1,500
Brunswick Corp/DE.	211	4,707
Burberry Group PLC.	101	1,292
Callaway Golf Co.	451	7,811
Canadian Tire Corp Ltd.	17	1,564
Canon Marketing Japan Inc.	72	1,407
Carmax Inc.	439	9,162
Carnival Corp.	134	6,429
Carnival PLC.	32	1,495
Carphone Warehouse Group PLC.	180	1,312
Casey's General Stores Inc.	367	10,460
Cathay Pacific Airways Ltd.	498	1,475
Cato Corp/The.	208	4,177
Charming Shoppes Inc. (b)	831	6,166
China Travel International Inv.	1,955	1,551
Choice Hotels International In.	76	2,944
Christopher & Banks Corp.	278	3,814
Compagnie Financiere Richemont.	97	6,921
Circuit City Stores Inc.	427	3,386
Citizen Holdings Co Ltd.	151	1,622
Coach Inc.	204	7,458
Coldwater Creek Inc.	92	823
Coles Group Ltd.	417	6,261
Compass Group PLC.	371	2,670
Continental AG.	27	4,079
Continental Airlines Inc.	245	8,416
Cooper Tire & Rubber Co.	421	9,380
Costco Wholesale Corp.	230	15,470
CROCS Inc.	371	27,732
CVS Caremark Corp.	754	31,495
DR Horton Inc.	647	8,210
Daihatsu Motor Co Ltd.	128	1,349
Daimler AG.	179	19,848

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Daiwa House Industry Co Ltd.	239	3,385
David Jones Ltd.	266	1,224
Delta Air Lines Inc.	471	9,797
Denso Corp.	209	8,423
Denway Motors Ltd.	2,788	1,943
Deutsche Lufthansa AG.	46	1,360
Dick's Sporting Goods Inc.	360	12,013
Dillard's Inc.	454	10,456
Dress Barn Inc.	349	5,720
DSG International PLC.	412	1,110
Esprit Holdings Ltd.	413	6,821
Ethan Allen Interiors Inc.	208	6,419
Family Dollar Stores Inc.	348	8,822
FamilyMart Co Ltd.	50	1,456
Fast Retailing Co Ltd.	31	1,779
Fastenal Co.	276	12,276
Fiat SpA.	130	4,195
Foot Locker Inc.	374	5,569
Ford Motor Co. (b)	946	8,391
Fred's Inc.	357	3,784
Fuji Heavy Industries Ltd.	279	1,441
Furniture Brands International.	327	3,940
Futaba Industrial Co Ltd.	53	1,479
Galaxy Entertainment Group Ltd. (b)	1,284	1,395
GameStop Corp.	264	15,634
Gaylord Entertainment Co. (b)	202	11,005
General Motors Corp.	189	7,407
Genesco Inc.	114	5,267
Genuine Parts Co.	408	20,021
Gildan Activewear Inc.	38	1,740
GKN PLC.	167	1,274
GOME Electrical Appliances Hol.	809	1,806
Grafton Group PLC.	94	1,051
Green Hospital Supply Inc.	1	1,135
Group 1 Automotive Inc.	187	5,806
Guess ? Inc.	91	4,676
Gunze Ltd.	240	1,152
Gymboree Corp.	155	5,275
H2O Retailing Corp.	135	1,122
Hagemeyer NV.	246	1,671
Harman International Industrie.	111	9,346
Harvey Norman Holdings Ltd.	353	2,229
Hasbro Inc.	337	10,059
Haseko Corp.	491	1,170
Hennes & Mauritz AB.	91	6,060
Herman Miller Inc.	82	2,232
Hermes International.	14	1,841
Hino Motors Ltd.	186	1,333
Hitachi High-Technologies Corp.	54	1,208
Home Depot Inc.	498	15,692
Home Retail Group PLC.	163	1,478
Honda Motor Co Ltd.	730	27,207
Hongkong & Shanghai Hotels/The.	780	1,437
HOT Topic Inc.	428	3,278
Iberia Lineas Aereas de Espana.	276	1,399
Ihop Corp.	83	5,256
Inchcape Plc.	138	1,350
Inditex SA.	47	3,495
Ingram Micro Inc.	347	7,370
Insight Enterprises Inc.	323	8,928
International Game Technology.	170	7,414
Interface Inc.	273	5,222
International Speedway Corp.	154	6,842
Isetan Co Ltd.	90	1,211
Isuzu Motors Ltd.	621	3,057
ITOCHU Corp.	632	7,894
Izumi Co Ltd.	82	1,220
J Crew Group Inc.	201	7,517
J Front Retailing Co Ltd.	325	2,915
Jack in the Box Inc.	316	9,913

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Jakks Pacific Inc.	187	4,956
Japan Airlines Corp.	672	1,509
Jardine Cycle & Carriage Ltd.	123	1,785
JetBlue Airways Corp.	420	3,835
Johnson Controls Inc.	270	11,804
Jones Apparel Group Inc.	257	5,382
JTEKT Corp.	90	1,712
Juki Corp.	150	1,264
K's Holdings Corp.	48	1,036
KB Home.	184	5,086
Kellwood Co.	201	3,331
Kesa Electricals PLC.	199	1,314
Kingfisher PLC.	437	1,793
Kloeckner & Co AG.	17	898
Kohl's Corp.	148	8,136
Koito Manufacturing Co Ltd.	112	1,551
Kokuyo Co Ltd.	118	1,035
Krispy Kreme Doughnuts Inc.	540	1,728
Kuraray Co Ltd.	147	1,905
Ladbrokes PLC.	157	1,344
Las Vegas Sands Corp.	54	7,166
Lawson Inc.	38	1,311
La-Z-Boy Inc.	445	3,511
Lear Corp. (b)	469	16,664
Lennar Corp.	344	7,795
Li & Fung Ltd.	871	4,091
Li Ning Co Ltd.	546	2,029
Life Time Fitness Inc.	162	9,824
Lifestyle International Holdin.	650	1,778
Liz Claiborne Inc.	242	6,890
Longs Drug Stores Corp.	155	8,139
Lowe's Cos Inc.	819	22,023
Macy's Inc.	136	4,356
Magna International Inc.	20	1,897
Marks & Spencer Group PLC.	317	4,298
Marriott International Inc/DE.	176	7,235
Marubeni Corp.	641	5,434
Marui Group Co Ltd.	134	1,384
Matsushita Electric Industrial.	857	16,267
Mattel Inc.	926	19,344
Mazda Motor Corp.	373	2,221
McDonald's Corp.	386	23,044
Meritage Homes Corp. (b)	211	3,395
MGM Mirage. (b)	62	5,680
Michelin.	27	3,614
Mitchells & Butlers PLC.	83	1,149
Mitsubishi Corp.	636	19,569
Mitsubishi Logistics Corp.	89	1,277
Mitsubishi Motors Corp. (b)	1,550	3,023
Mitsubishi Rayon Co Ltd.	239	1,344
Mitsui & Co Ltd.	684	17,489
Mitsukoshi Ltd.	274	1,263
Modine Manufacturing Co.	170	3,954
Monaco Coach Corp.	212	2,459
MSC Industrial Direct Co.	234	11,398
Nagase & Co Ltd.	105	1,166
Namco Bandai Holdings Inc.	98	1,502
Nautilus Inc.	317	2,038
Newell Rubbermaid Inc.	657	19,158
Next PLC.	42	1,929
NGK Spark Plug Co Ltd.	77	1,281
NHK Spring Co Ltd.	145	1,235
Nintendo Co Ltd.	46	28,667
Nippon Seiki Co Ltd.	48	1,111
Nissan Motor Co Ltd.	1,006	11,562
Nisshinbo Industries Inc.	106	1,436
Nissin Kogyo Co Ltd.	44	1,135
Nitori Co Ltd.	25	1,138
NOK Corp.	64	1,412
Nokian Renkaat OYJ.	39	1,469

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Nordstrom Inc.	113	4,457
Nu Skin Enterprises Inc.	349	6,027
O'Reilly Automotive Inc.	226	7,463
Onward Holdings Co Ltd.	110	1,128
OPAP SA.	39	1,593
Orient-Express Hotels Ltd.	208	13,478
Oriental Land Co Ltd.	25	1,482
Oshkosh Truck Corp.	146	7,913
PF Chang's China Bistro Inc.	119	3,464
Pacific Sunwear Of California.	468	7,825
Panera Bread Co.	147	6,026
Parkson Retail Group Ltd.	174	1,977
Penn National Gaming Inc.	151	9,324
PEP Boys-Manny Moe & Jack.	274	4,031
Persimmon PLC.	56	1,222
PetSmart Inc.	235	7,038
Peugeot SA.	30	2,780
Phillips-Van Heusen.	274	13,097
Pier 1 Imports Inc. (b)	614	3,125
Pinnacle Entertainment Inc. (b)	287	8,380
Pioneer Corp.	97	1,074
Pirelli & C SpA.	1,149	1,469
Polo Ralph Lauren Corp.	116	7,981
Pool Corp.	242	5,706
Porsche Automobil Holding SE.	2	5,333
PPR.	14	2,774
Praktiker Bau- und Heimwerkerm.	30	1,082
Puma AG Rudolf Dassler Sport.	3	1,284
Punch Taverns PLC.	56	1,170
Qantas Airways Ltd.	388	2,136
Quiksilver Inc.	842	11,367
RadioShack Corp.	325	6,702
Reece Australia Ltd.	56	1,474
Regal Entertainment Group.	531	11,985
Regis Corp.	226	7,594
Renault SA.	37	6,211
Rite Aid Corp. (b)	1,088	4,254
RONA Inc.	62	1,401
Ross Stores Inc.	352	9,511
Royal Caribbean Cruises Ltd.	315	13,507
Ruby Tuesday Inc.	396	6,324
Ryohin Keikaku Co Ltd.	22	1,381
Saks Inc.	909	19,234
Sally Beauty Holdings Inc.	646	5,976
Sankyo Co Ltd.	33	1,402
Scientific Games Corp.	143	5,169
Sears Holdings Corp.	28	3,774
Sega Sammy Holdings Inc.	91	1,250
Sekisui Chemical Co Ltd.	198	1,345
Sekisui House Ltd.	229	2,912
Select Comfort Corp.	239	2,732
Seven & I Holdings Co Ltd.	259	6,645
Shangri-La Asia Ltd.	563	1,787
Shimachu Co Ltd.	46	1,316
Shimamura Co Ltd.	14	1,354
Shimano Inc.	41	1,485
Shoppers Drug Mart Corp.	40	2,345
Singapore Airlines Ltd.	200	2,709
Six Flags Inc. (b)	532	1,724
Sky City Entertainment Group L.	350	1,449
Skywest Inc.	460	12,553
Sodexho Alliance SA.	20	1,442
Sojitz Corp.	376	1,698
Sony Corp.	398	19,456
Southwest Airlines Co.	406	5,769
Staples Inc.	348	8,122
Starbucks Corp.	408	10,885
Starwood Hotels & Resorts Worl.	110	6,255
Station Casinos Inc.	87	7,813
Steelcase Inc.	316	5,647

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Stein Mart Inc.	263	1,728
Sumitomo Corp.	499	8,577
Sumitomo Rubber Industries Inc.	109	1,318
Sumitomo Warehouse Co Ltd/The.	212	1,213
Superior Industries Internatio.	137	2,769
Suzuki Motor Corp.	180	5,866
TABCORP Holdings Ltd.	210	3,044
Takashimaya Co Ltd.	124	1,498
Takata Corp.	39	1,383
Talbots Inc.	131	1,927
Target Corp.	403	24,728
Tattersall's Ltd.	505	1,971
Taylor Wimpey PLC.	213	1,096
Tech Data Corp.	382	15,024
Teijin Ltd.	370	1,773
Cheesecake Factory/The.	327	7,335
Men's Wearhouse Inc.	238	10,058
Ryland Group Inc.	101	2,871
Swatch Group AG.	28	3,298
Toro Co.	199	11,076
Thomson.	79	1,378
Tim Hortons Inc.	43	1,640
TJX Cos Inc.	242	7,001
Toho Co Ltd/Tokyo.	71	1,409
Tokai Rika Co Ltd.	49	1,431
Toll Brothers Inc.	319	7,308
Toray Industries Inc.	559	4,283
TOTO Ltd.	154	1,109
Toyobo Co Ltd.	485	1,135
Toyoda Gosei Co Ltd.	41	1,461
Toyota Boshoku Corp.	50	1,625
Toyota Tsusho Corp.	92	2,560
Tractor Supply Co.	168	6,962
Triarc Cos Inc.	327	3,662
Tuesday Morning Corp.	289	2,202
TUI AG.	46	1,351
TUI Travel plc.	208	1,166
Under Armour Inc.	148	9,213
United Stationers Inc. (b)	140	8,107
UNY Co Ltd.	123	1,061
Urban Outfitters Inc.	230	5,812
US Airways Group Inc/NEW.	214	5,919
USS Co Ltd.	20	1,304
Vail Resorts Inc.	156	9,468
Valeo SA.	25	1,369
Volkswagen AG.	46	11,253
WW Grainger Inc.	134	12,049
Wabash National Corp.	177	1,797
Wacoal Holdings Corp.	106	1,289
Walgreen Co.	524	20,777
Wal-Mart Stores Inc.	705	31,873
Warner Music Group Corp.	97	987
Watsco Inc.	116	4,830
Wendy's International Inc.	221	7,682
WESCO International Inc.	91	4,245
Whirlpool Corp.	200	15,836
William Hill PLC.	106	1,365
WMS Industries Inc. (b)	216	7,489
Wolseley PLC.	123	2,132
Wolverine World Wide Inc.	373	9,564
World Fuel Services Corp.	141	6,245
Wynn Resorts Ltd.	98	15,820
Yamada Denki Co Ltd.	36	3,682
Yamaha Corp.	82	1,898
Yamaha Motor Co Ltd.	87	2,458
Yokohama Rubber Co Ltd/The.	182	1,344
Yum! Brands Inc.	273	10,994
Zale Corp.	331	6,977
		1,946,387

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
CONSUMER, NON-CYCLICAL (12.4%)
ABC Learning Centres Ltd.	220	1,346
ABB Grain Ltd.	168	1,178
Abbott Laboratories.	641	35,011
Abertis Infraestructuras SA.	44	1,464
Accenture Ltd.	302	11,793
ACCO Brands Corp.	413	8,855
Adams Respiratory Therapeutics.	158	6,943
Adecco SA.	23	1,383
Administaff Inc.	125	4,985
Advanced Medical Optics Inc.	122	3,349
Aetna Inc.	268	15,054
Affymetrix Inc.	139	3,539
Aggreko Plc.	117	1,523
Ajinomoto Co Inc.	259	2,905
Alberto-Culver Co.	216	5,614
Alcon Inc.	39	5,936
Alexion Pharmaceuticals Inc.	177	13,541
Alfresa Holdings Corp.	19	1,102
Alkermes Inc.	503	8,149
Allergan Inc/United States.	154	10,407
Alliance Data Systems Corp.	132	10,613
Altadis SA.	48	3,426
Altria Group Inc.	676	49,301
American Greetings Corp.	354	9,324
American Medical Systems Holdi.	357	4,566
AmerisourceBergen Corp.	314	14,793
AMERIGROUP Corp.	256	8,960
Amgen Inc. (b)	251	14,586
Amylin Pharmaceuticals Inc.	243	10,940
Anheuser-Busch Cos Inc.	283	14,512
Apollo Group Inc.	287	22,748
Applera Corp - Celera Group.	541	8,824
Apria Healthcare Group Inc.	295	7,130
Arbitron Inc.	144	7,289
Arthrocare Corp.	131	8,494
Asahi Breweries Ltd.	188	3,099
Associated British Foods PLC.	76	1,441
Astellas Pharma Inc.	219	9,662
AstraZeneca PLC.	279	13,769
Atlantia SpA.	53	2,082
Avis Budget Group Inc. (b)	683	14,254
Babcock International Group.	124	1,512
CR Bard Inc.	201	16,806
Barr Pharmaceuticals Inc.	218	12,496
Baxter International Inc.	341	20,463
BearingPoint Inc.	1,503	7,199
Beckman Coulter Inc.	123	8,711
Becton Dickinson & Co.	127	10,599
Beiersdorf AG.	19	1,504
Benesse Corp.	42	1,562
Biogen Idec Inc.	158	11,762
BioMarin Pharmaceutical Inc.	458	12,700
Bio-Rad Laboratories Inc.	92	8,885
Biovail Corp.	69	1,385
Blyth Inc.	196	3,742
Boston Scientific Corp.	717	9,945
Bowne & Co Inc.	191	3,320
Brisa-Auto Estradas de Portuga.	96	1,363
Bristol-Myers Squibb Co.	633	18,984
British American Tobacco PLC.	271	10,314
Brookdale Senior Living Inc.	107	3,947
Brown-Forman Corp.	91	6,732
Bunzl PLC.	98	1,475
C&C Group PLC.	160	1,286
Cadbury Schweppes PLC.	391	5,172
Cambrex Corp.	258	2,939
Capita Group PLC.	111	1,729
Carlsberg A/S.	10	1,347
Carrefour SA.	101	7,269

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Casino Guichard Perrachon SA.	13	1,451
Celesio AG.	22	1,251
Celgene Corp.	193	12,738
Cephalon Inc.	131	9,660
Chaoda Modern Agriculture.	1,747	1,580
Chemed Corp.	115	6,592
China Mengniu Dairy Co Ltd.	372	1,562
ChoicePoint Inc.	157	6,173
Christian Dior SA.	10	1,361
Chugai Pharmaceutical Co Ltd.	110	1,897
Church & Dwight Co Inc.	330	15,612
Cintra Concesiones de Infraest.	85	1,485
Clorox Co.	76	4,755
Coates Hire Ltd.	282	1,699
Coca-Cola Amatil Ltd.	205	1,948
Coca-Cola Co/The.	681	42,059
Coca Cola Hellenic Bottling Co.	29	1,799
Coca-Cola West Holdings Co Ltd.	63	1,455
Cochlear Ltd.	25	1,596
Colgate-Palmolive Co.	286	21,813
Colruyt SA.	6	1,283
ConAgra Foods Inc.	193	4,580
Constellation Brands Inc.	439	11,028
Convergys Corp.	332	6,086
Corinthian Colleges Inc.	586	9,605
Corporate Executive Board Co.	76	5,415
Corrections Corp of America. (b)	605	17,115
COSCO Pacific Ltd.	494	1,527
Covance Inc.	127	10,478
Coventry Health Care Inc.	304	18,334
Covidien Ltd.	191	7,946
CSL Ltd/Australia.	219	7,462
Cubist Pharmaceuticals Inc.	264	6,178
CV Therapeutics Inc.	272	2,785
Dade Behring Holdings Inc.	141	10,847
Dai Nippon Printing Co Ltd.	278	4,017
Daiichi Sankyo Co Ltd.	278	7,879
Dainippon Sumitomo Pharma Co L.	137	1,269
Dairy Farm International Holdi.	463	2,287
Danisco A/S.	17	1,308
DaVita Inc.	187	12,191
Del Monte Foods Co.	506	5,232
Delhaize Group.	18	1,707
Deluxe Corp.	350	14,119
Dentsply International Inc.	251	10,411
Diageo PLC.	496	11,347
RR Donnelley & Sons Co.	523	21,072
Edwards Lifesciences Corp.	289	14,514
Eisai Co Ltd.	114	4,763
Elan Corp PLC.	87	2,078
Endo Pharmaceuticals Holdings.	266	7,794
Enzon Pharmaceuticals Inc.	335	3,193
Essilor International SA.	39	2,485
Experian Group Ltd.	190	1,993
Express Scripts Inc.	116	7,320
Ezaki Glico Co Ltd.	132	1,376
Fisher & Paykel Healthcare Cor.	504	1,263
Forest Laboratories Inc.	164	6,407
Forrester Research Inc.	48	1,139
Fortune Brands Inc.	57	4,775
Foster's Group Ltd.	787	4,670
Fresenius SE.	16	1,270
Fresenius Medical Care AG & Co.	34	1,785
FTI Consulting Inc.	213	11,566
Genentech Inc.	256	18,977
General Mills Inc.	112	6,466
Gen-Probe Inc.	253	17,715
Genzyme Corp.	137	10,408
Getinge AB.	59	1,561
Gilead Sciences Inc.	480	22,171

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
GlaxoSmithKline PLC.	1,121	28,861
Golden Agri-Resources Ltd.	1,608	1,945
Goodman Fielder Ltd.	601	1,176
Greene King Plc.	64	1,205
Grifols SA.	62	1,639
G4S PLC.	295	1,299
H&R Block Inc.	716	15,609
Haemonetics Corp.	133	6,835
Hansen Natural Corp.	333	22,644
Hays PLC.	398	1,136
Health Management Associates I.	566	3,741
Health Net Inc.	199	10,668
Healthscope Ltd.	278	1,406
Healthsouth Corp.	395	7,920
Healthways Inc.	173	10,501
Heineken Holding NV.	24	1,419
Heineken NV.	46	3,218
HJ Heinz Co.	122	5,707
Hengan International Group Co.	385	1,493
Henkel KGaA.	60	2,932
Henry Schein Inc.	173	10,363
Herbalife Ltd.	103	4,541
Hershey Co/The.	80	3,449
Hewitt Associates Inc.	494	17,428
Hillenbrand Industries Inc.	148	8,173
Hisamitsu Pharm.	46	1,260
Hologic Inc.	379	25,751
Hormel Foods Corp.	189	6,895
House Foods Corp.	88	1,387
Human Genome Sciences Inc.	665	6,291
Humana Inc. (b)	297	22,260
Husqvarna AB.	94	1,132
Iaws Group Plc.	63	1,487
Idexx Laboratories Inc.	155	18,876
Illumina Inc.	260	14,599
Immucor Inc.	346	11,159
Imperial Tobacco Group PLC.	126	6,375
InBev NV.	37	3,492
InterMune Inc.	151	3,008
Intertek Group PLC.	65	1,391
Intuitive Surgical Inc.	67	21,900
Invacare Corp.	182	4,925
Inverness Medical Innovations.	251	15,083
Invitrogen Corp.	96	8,724
Iron Mountain Inc.	366	12,711
Ito En Ltd.	55	1,097
ITT Educational Services Inc. (b)	188	23,912
Japan Tobacco Inc.	2	11,597
Jarden Corp.	320	11,366
JM Smucker Co/The.	137	7,320
Johnson & Johnson.	809	52,723
Kagome Co Ltd.	79	1,251
Kamigumi Co Ltd.	151	1,222
Kao Corp.	207	5,921
Kerry Group PLC.	49	1,478
Kesko OYJ.	24	1,435
Kikkoman Corp.	96	1,210
Kimberly-Clark Corp.	153	10,846
Kinetic Concepts Inc.	107	6,431
King Pharmaceuticals Inc.	574	6,084
Kirin Holdings Co Ltd.	381	5,300
Koninklijke Ahold NV.	232	3,481
Kraft Foods Inc.	500	16,705
Kyowa Hakko Kogyo Co Ltd.	155	1,686
Kyphon Inc.	219	15,523
L'Oreal SA.	49	6,433
Laboratory Corp of America Hol.	208	14,300
Eli Lilly & Co.	309	16,732
Lion Corp.	238	1,116
Lion Nathan Ltd.	180	1,556

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Live Nation Inc.	301	6,152
Loblaw Cos Ltd.	28	1,298
Luxottica Group SpA.	36	1,261
Magellan Health Services Inc.	192	8,083
Manor Care Inc.	150	9,987
Manpower Inc.	151	11,286
Marine Harvest.	1,032	1,046
McCormick & Co Inc/MD.	260	9,108
McKesson Corp.	154	10,179
Medarex Inc.	622	7,433
Medco Health Solutions Inc.	145	13,685
Mediceo Paltac Holdings Co Ltd.	89	1,287
Medicines Co/The.	255	4,883
Medicis Pharmaceutical Corp.	277	8,224
Medtronic Inc.	589	27,942
Meiji Dairies Corp.	222	1,168
Meiji Seika Kaisha Ltd.	297	1,305
Mentor Corp.	143	6,088
Merck & Co Inc.	700	40,782
Merck KGAA.	12	1,501
Metcash Ltd.	342	1,488
Metro AG.	30	2,718
Metro Inc.	37	1,391
MGI Pharma Inc.	387	12,608
Michael Page International Plc.	118	1,075
Millennium Pharmaceuticals Inc.	760	8,983
Millipore Corp. (b)	110	8,542
Mitsubishi Tanabe Pharma Corp.	111	1,267
Molson Coors Brewing Co.	78	4,464
Monster Worldwide Inc.	227	9,212
Moody's Corp.	120	5,246
WM Morrison Supermarkets PLC.	429	2,639
MPS Group Inc.	788	9,621
Mylan Inc.	584	8,783
Myriad Genetics Inc.	204	11,293
NBTY Inc.	299	10,644
Nektar Therapeutics.	454	2,715
Nestle SA.	75	34,606
Neurocrine Biosciences Inc.	254	2,350
Nichirei Corp.	273	1,159
Nippon Meat Packers Inc.	121	1,218
Nippon Suisan Kaisha Ltd.	233	1,155
Nisshin Seifun Group Inc.	140	1,258
Nissin Food Products Co Ltd.	43	1,349
Nobel Biocare Holding AG.	4	1,164
Novartis AG.	463	24,621
Novo Nordisk A/S.	36	4,464
Novozymes A/S.	11	1,197
Nutreco Holding NV.	17	1,161
Odyssey HealthCare Inc.	236	2,419
Olam International Ltd.	662	1,601
Omnicare Inc.	307	9,057
Ono Pharmaceutical Co Ltd.	46	2,368
Onyx Pharmaceuticals Inc.	246	11,491
OSI Pharmaceuticals Inc.	115	4,781
Pacific Brands Ltd.	425	1,370
Parexel International Corp.	130	5,980
Parkway Holdings Ltd.	510	1,466
Parmalat SpA.	365	1,349
Patterson Cos Inc.	260	10,169
PDL BioPharma Inc.	238	5,046
Pediatrix Medical Group Inc.	243	15,917
Pepsi Bottling Group Inc.	312	13,441
PepsiAmericas Inc.	152	5,429
Performance Food Group Co.	227	6,127
Pernod-Ricard SA.	16	3,696
Perrigo Co.	517	12,258
Pharmaceutical Product Develop.	206	8,701
PharMerica Corp.	191	3,046
PolyMedica Corp.	114	6,037

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Premier Foods PLC.	252	1,182
Pre-Paid Legal Services Inc. (b)	47	2,801
Psychiatric Solutions Inc. (b)	269	10,652
QP Corp.	135	1,329
Qiagen NV.	75	1,756
Quest Diagnostics Inc.	77	4,095
Ralcorp Holdings Inc. (b)	129	7,263
Randstad Holding NV.	20	1,108
Reckitt Benckiser Group PLC.	113	6,554
Regeneron Pharmaceuticals Inc.	339	7,458
Rent-A-Center Inc/TX.	476	7,616
Rentokil Initial PLC.	411	1,470
Resmed Inc.	154	6,380
Resources Connection Inc.	223	5,078
Respironics Inc.	144	7,209
Reynolds American Inc.	64	4,124
Rhoen Klinikum AG.	45	1,420
Robert Half International Inc.	290	8,726
Roche Holding AG.	138	23,677
Rohto Pharmaceutical Co Ltd.	125	1,479
Royal Numico NV.	33	2,608
SABMiller PLC.	157	4,718
Safeway Inc.	175	5,950
SAIC Inc.	869	17,128
J Sainsbury PLC.	279	3,174
Sanofi-Aventis SA.	193	16,923
Santen Pharmaceutical Co Ltd.	56	1,311
Sapporo Holdings Ltd.	218	1,634
Saputo Inc.	27	1,656
Sara Lee Corp.	279	4,615
Savient Pharmaceuticals Inc.	266	3,745
Schering-Plough Corp.	777	23,714
Scottish & Newcastle PLC.	157	2,557
Secom Co Ltd.	90	4,610
Securitas AB.	85	1,074
Sepracor Inc.	216	5,949
Serco Group PLC.	147	1,378
Service Corp International/US.	2,003	28,983
SGS SA.	1	1,310
Shimadzu Corp.	117	1,163
Shionogi & Co Ltd.	129	2,188
Shire PLC.	103	2,573
Shiseido Co Ltd.	157	3,763
Sierra Health Services Inc.	248	10,490
Sigma Pharmaceuticals Ltd.	824	1,167
Smith & Nephew PLC.	174	2,350
Smithfield Foods Inc.	301	8,630
SAPRR.	13	1,383
Sohgo Security Services Co Ltd.	80	1,324
Sonic Healthcare Ltd.	110	1,764
Sonova Holding AG.	14	1,571
Sotheby's.	326	17,659
Spherion Corp.	386	3,366
St Jude Medical Inc. (b)	176	7,168
Stada Arzneimittel AG.	20	1,271
STERIS Corp.	449	13,039
Stewart Enterprises Inc.	643	5,832
Strayer Education Inc.	70	13,052
Stryker Corp.	163	11,573
Sunrise Senior Living Inc.	211	7,807
SUPERVALU Inc.	498	19,298
Suzuken Co Ltd.	42	1,351
Swedish Match AB.	67	1,498
Symbion Health Ltd.	368	1,385
Synthes Inc.	11	1,373
SYSCO Corp.	315	10,801
Sysmex Corp.	34	1,385
Taisho Pharmaceutical Co Ltd.	95	1,824
Takara Holdings Inc.	211	1,233
Takeda Pharmaceutical Co Ltd.	332	20,603

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Tate & Lyle PLC.	113	1,023
Techne Corp.	185	12,069
TeleTech Holdings Inc.	228	5,684
Tenet Healthcare Corp. (b)	1,139	3,998
Terumo Corp.	81	3,939
Tesco PLC.	1,476	14,979
Thai Beverage PCL.	7,279	1,308
Theravance Inc.	242	6,055
Tingyi Cayman Islands Holding.	1,491	2,270
Toppan Printing Co Ltd.	266	2,587
Toyo Suisan Kaisha Ltd.	79	1,368
Transurban Group.	385	2,607
Tsumura & Co.	76	1,354
Tupperware Brands Corp.	410	14,801
Tyson Foods Inc.	672	10,618
UCB SA.	23	1,350
Unicharm Corp.	24	1,425
Unilever NV.	319	10,345
Unilever PLC.	244	8,246
United Natural Foods Inc.	195	5,643
United Rentals Inc.	497	16,992
United Therapeutics Corp.	96	6,570
UnitedHealth Group Inc.	688	33,815
Universal Corp/Richmond VA.	175	8,530
Universal Health Services Inc.	100	4,875
UST Inc.	388	20,688
Valassis Communications Inc. (b)	324	3,191
Varian Medical Systems Inc. (b)	222	10,827
VCA Antech Inc.	414	19,065
Vedior NV.	50	1,134
Ventana Medical Systems Inc.	167	14,696
Vertex Pharmaceuticals Inc.	259	8,376
Viad Corp.	136	4,820
VistaPrint Ltd.	193	9,181
Watson Pharmaceuticals Inc.	247	7,548
Watson Wyatt Worldwide Inc.	215	10,249
WD-40 Co.	112	4,435
Weight Watchers International.	75	3,843
WellCare Health Plans Inc.	71	1,717
WellPoint Inc.	216	17,114
West Pharmaceutical Services I.	166	6,862
Western Union Co/The.	388	8,552
George Weston Ltd.	18	1,317
Whole Foods Market Inc.	248	12,286
William Demant Holding. (b)	13	1,191
Wilmar International Ltd.	975	2,790
Woolworths Ltd.	481	14,986
WM Wrigley Jr Co.	153	9,414
Wyeth.	433	21,057
Yakult Honsha Co Ltd.	65	1,499
Yamazaki Baking Co Ltd.	164	1,431
Zimmer Holdings Inc.	130	9,034
		2,994,341

ENERGY (6.5%)
Acergy SA.	49	1,415
Advantage Energy Income Fund.	34	431
Alpha Natural Resources Inc.	329	9,028
Anadarko Petroleum Corp.	183	10,801
Apache Corp.	128	13,288
Arch Coal Inc.	281	11,521
Atwood Oceanics Inc.	129	10,867
Australian Worldwide Explorati.	444	1,241
Baker Hughes Inc.	165	14,309
BG Group PLC.	663	12,265
BJ Services Co.	261	6,575
Bourbon SA.	20	1,412
BP PLC.	3,572	46,428
Cabot Oil & Gas Corp.	489	19,408
Caltex Australia Ltd.	61	1,215

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Cameron International Corp.	192	18,693
Canadian Natural Resources Ltd.	100	8,315
Canadian Oil Sands Trust.	44	1,616
Cheniere Energy Inc.	192	7,776
Chesapeake Energy Corp.	246	9,712
Chevron Corp.	678	62,044
CGG-Veritas. (b)	5	1,638
Cimarex Energy Co.	195	7,899
CNOOC Ltd.	5,804	12,102
Cnpc Hong Kong Ltd.	2,113	1,704
ConocoPhillips.	487	41,376
Consol Energy Inc.	325	18,363
Core Laboratories NV.	115	16,783
Cosmo Oil Co Ltd.	268	1,150
Covanta Holding Corp.	225	6,100
Crosstex Energy Inc.	229	8,443
Delta Petroleum Corp.	330	6,171
Denbury Resources Inc.	237	13,414
Devon Energy Corp.	134	12,516
Diamond Offshore Drilling Inc.	34	3,850
El Paso Corp.	1,679	29,651
Enbridge Inc.	62	2,685
EnCana Corp.	142	9,935
Encore Acquisition Co.	390	14,313
Enerplus Resources Fund.	30	1,454
ENI SpA.	458	16,716
ENSCO International Inc.	260	14,427
EOG Resources Inc.	126	11,164
EXCO Resources Inc.	586	9,892
Exterran Holdings Inc.	677	57,003
Exxon Mobil Corp.	1,757	161,626
First Solar Inc.	68	10,799
FMC Technologies Inc.	231	14,006
Fording Canadian Coal Trust.	13	476
Fugro NV.	19	1,665
Global Industries Ltd.	349	8,592
Grant Prideco Inc.	229	11,258
Grey Wolf Inc.	1,249	7,032
Halliburton Co.	485	19,119
Headwaters Inc.	292	4,190
Helix Energy Solutions Group I.	164	7,585
Helmerich & Payne Inc.	188	5,945
Hercules Offshore Inc.	349	9,437
Hess Corp.	103	7,376
Holly Corp.	221	13,879
Husky Energy Inc.	46	2,144
Idemitsu Kosan Co Ltd.	12	1,383
Imperial Oil Ltd.	53	2,886
ION Geophysical Corp.	478	7,242
Japan Petroleum Exploration Co.	19	1,439
Lundin Petroleum AB.	122	1,465
Marathon Oil Corp.	258	15,238
Mariner Energy Inc.	558	13,950
National Fuel Gas Co.	166	8,049
National Oilwell Varco Inc.	227	16,625
Neste Oil OYJ.	36	1,294
Nexen Inc.	87	2,946
Niko Resources Ltd.	14	1,568
Nippon Mining Holdings Inc.	370	3,457
Nippon Oil Corp.	583	5,109
Noble Corp.	476	25,204
Occidental Petroleum Corp.	267	18,436
Oceaneering International Inc.	274	21,172
Oil Search Ltd.	395	1,564
Oilexco Inc.	109	1,989
OMV AG.	28	2,093
Oneok Inc.	247	12,335
OPTI Canada Inc.	61	1,230
Origin Energy Ltd.	348	2,966
Parker Drilling Co. (b)	856	7,225

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Peabody Energy Corp.	157	8,753
Penn Virginia Corp.	187	9,051
Penn West Energy Trust.	42	1,339
Petro-Canada.	93	5,365
Pride International Inc.	294	10,849
PrimeWest Energy Trust.	21	587
Q-Cells AG.	15	1,913
Questar Corp.	306	17,466
Quicksilver Resources Inc.	107	6,099
Range Resources Corp.	292	13,120
Renewable Energy Corp AS.	33	1,682
Repsol YPF SA.	147	5,802
Rowan Cos Inc.	280	10,914
Royal Dutch Shell PLC.	975	42,572
Saipem SpA.	47	2,079
Santos Ltd.	238	3,110
SBM Offshore NV.	32	1,231
Schlumberger Ltd.	608	58,715
SEACOR Holdings Inc.	117	10,723
SeaDrill Ltd.	64	1,523
Showa Shell Sekiyu KK.	105	1,228
Singapore Petroleum Co Ltd.	306	1,734
Smith International Inc.	354	23,382
Solarworld AG.	27	1,857
Southwestern Energy Co. (b)	332	17,174
Spectra Energy Corp.	197	5,118
St Mary Land & Exploration Co.	299	12,666
StatoilHydro ASA.	233	7,884
Stone Energy Corp.	174	7,757
Suncor Energy Inc.	85	9,307
Sunoco Inc.	308	22,669
Sunpower Corp.	71	8,979
Superior Energy Services.	401	14,869
Talisman Energy Inc.	195	4,248
Technip SA.	20	1,792
Tesoro Corp.	327	19,793
Tetra Technologies Inc.	372	7,325
TonenGeneral Sekiyu KK.	134	1,344
Total SA.	422	34,013
TransCanada Corp.	100	4,253
Transocean Inc.	151	18,025
Tullow Oil PLC.	134	1,778
Ultra Petroleum Corp.	268	18,990
UTS Energy Corp.	227	1,468
Valero Energy Corp.	174	12,255
Weatherford International Ltd.	179	11,619
WesternZagros Resources Ltd.	41	145
W-H Energy Services Inc.	150	8,634
John Wood Group PLC.	198	1,719
Woodside Petroleum Ltd.	179	8,670
XTO Energy Inc.	166	11,019
		1,563,703

FINANCIAL (16.6%)
77 Bank Ltd/The.	198	1,333
ABN AMRO Holding NV.	355	19,183
ACE Ltd.	104	6,303
Acom Co Ltd.	37	882
Adelaide Bank Ltd.	101	1,380
Admiral Group PLC.	79	1,694
Aegon NV.	270	5,576
Aeon Credit Service Co Ltd.	92	1,406
Aeon Mall Co Ltd.	44	1,136
Affiliated Managers Group Inc.	61	8,025
Aflac Inc.	109	6,843
AGF Management Ltd.	38	1,476
Agile Property Holdings Ltd.	736	1,763
Aichi Bank Ltd/The.	12	1,091
Aiful Corp.	52	1,219
Aioi Insurance Co Ltd.	221	1,276

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Alexandria Real Estate Equitie.	146	15,058
Allco Finance Group Ltd.	143	1,016
Alleanza Assicurazioni SpA.	103	1,394
Alleghany Corp. (b)	10	3,930
Alliance & Leicester PLC.	81	1,332
Allianz SE.	84	18,921
Allied Irish Banks PLC.	171	4,282
Allied World Assurance Holding.	84	4,024
Allstate Corp/The.	241	12,628
Alpha Bank AE.	76	2,811
AMB Property Corp.	174	11,371
AMBAC Financial Group Inc.	245	9,023
Amcore Financial Inc.	152	3,604
American Express Co.	548	33,401
American Financial Realty Trus.	872	5,877
American Financial Group Inc/O.	167	4,993
American Home Mortgage Investm.	408	45
American International Group I.	818	51,632
American National Insurance.	39	5,043
AmeriCredit Corp.	281	3,965
Ameriprise Financial Inc.	81	5,101
Amlin PLC.	234	1,562
AMP Ltd.	747	7,090
Anchor Bancorp Wisconsin Inc.	198	4,871
Anglo Irish Bank Corp PLC.	135	2,260
Annaly Capital Management Inc.	2,343	40,042
AON Corp.	103	4,668
Apartment Investment & Managem.	191	8,925
Arch Capital Group Ltd.	120	8,972
Arthur J Gallagher & Co.	239	6,360
Ascendas Real Estate Investmen.	732	1,310
Aspen Insurance Holdings Ltd.	193	5,280
Assicurazioni Generali SpA.	225	10,692
Associated Banc-Corp.	289	8,341
Assurant Inc.	241	14,084
Assured Guaranty Ltd.	99	2,284
Astoria Financial Corp.	210	5,458
ASX Ltd.	68	3,632
Australia & New Zealand Bankin.	729	20,439
AvalonBay Communities Inc.	161	19,747
Aviva PLC.	483	7,589
AXA SA.	334	14,928
AXA Asia Pacific Holdings Ltd.	360	2,736
Axis Capital Holdings Ltd.	348	13,830
Babcock & Brown Ltd.	114	3,239
Baloise Holding AG.	14	1,488
Banca Monte dei Paschi di Sien.	233	1,488
Banca Popolare di Milano Scarl.	90	1,412
BBVA.	661	16,629
Banco BPI SA.	141	1,233
Banco Comercial Portugues SA.	623	3,014
Banco de Valencia SA.	23	1,313
Banco Espirito Santo SA.	56	1,356
Banco Popular Espanol SA.	143	2,496
Banco Santander SA.	1,164	25,288
Bancorpsouth Inc.	524	12,712
Bank of America Corp.	1,624	78,407
Bank of East Asia Ltd.	619	4,169
Bank of Hawaii Corp.	105	5,582
Bank of Ireland.	183	3,379
Bank of Montreal.	93	6,201
Bank of Nova Scotia.	184	10,415
Bank of New York Mellon Corp/T.	595	29,066
Bank of Queensland Ltd.	87	1,554
Bank of Yokohama Ltd/The.	560	3,941
Bankinter SA.	75	1,113
Barclays PLC.	1,218	15,299
BB&T Corp.	213	7,875
Bear Stearns Cos Inc/The.	39	4,430
Bendigo Bank Ltd.	95	1,236

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
WR Berkley Corp.	415	12,487
BioMed Realty Trust Inc.	502	11,993
BNP Paribas.	163	17,963
BOC Hong Kong Holdings Ltd.	1,426	4,002
BOK Financial Corp.	57	3,109
Bolsas y Mercados Espanoles.	23	1,604
Boston Properties Inc.	62	6,717
Bradford & Bingley PLC.	153	983
Brandywine Realty Trust.	595	15,393
BRE Properties Inc.	248	13,590
British Land Co PLC.	97	2,187
Brookfield Asset Management In.	108	4,411
Cabcharge Australia Ltd.	123	1,217
Cambridge Industrial Trust.	728	367
Camden Property Trust.	114	7,108
Canadian Imperial Bank of Comm.	63	6,801
CapitaCommercial Trust.	749	1,393
Capital One Financial Corp.	134	8,789
CapitalSource Inc.	321	5,849
CapitaLand Ltd.	666	3,706
CapitaMall Trust.	528	1,336
Cathay General Bancorp.	326	10,096
Cattles PLC.	174	1,234
Societa Cattolica di Assicuraz.	23	1,522
CB Richard Ellis Group Inc.	400	9,752
Centro Properties Group.	337	2,197
CFS Retail Property Trust.	800	1,818
Challenger Financial Services.	275	1,619
Cheung Kong Holdings Ltd.	582	11,317
Chiba Bank Ltd/The.	357	2,837
China Everbright Ltd. (b)	555	2,456
China Insurance International. (b)	530	1,706
China Overseas Land & Investme.	1,521	3,412
China Resources Land Ltd.	712	1,784
Chinese Estates Holdings Ltd.	716	1,439
Chittenden Corp.	306	10,900
Chubb Corp.	124	6,615
Chugoku Bank Ltd/The.	98	1,418
Chuo Mitsui Trust Holdings Inc.	394	3,125
Cigna Corp.	111	5,826
Cincinnati Financial Corp.	360	14,321
CIT Group Inc.	456	16,069
CITIC International Financial.	1,560	1,330
Citigroup Inc.	1,592	66,705
Citizens Republic Bancorp Inc.	509	7,747
City Developments Ltd.	188	2,053
City National Corp/CA.	97	6,557
CME Group Inc.	75	49,969
CNP Assurances.	10	1,274
Colonial BancGroup Inc/The.	371	7,116
Colonial Properties Trust.	314	9,838
Comerica Inc.	61	2,847
Commerce Bancorp Inc/NJ.	489	19,927
Equity Lifestyle Properties In.	104	5,225
Commerce Bancshares Inc/Kansas.	166	7,830
Commerce Group Inc.	408	14,888
Commerzbank AG.	112	4,756
Commonwealth Bank of Australia.	514	29,444
Commonwealth Property Office F.	956	1,407
CompuCredit Corp.	79	1,574
Conseco Inc.	454	7,169
Corio NV.	13	1,139
Corporate Office Properties Tr.	228	9,423
Countrywide Financial Corp.	224	3,476
Cousins Properties Inc.	277	7,975
Credit Agricole SA.	139	5,494
Credit Saison Co Ltd.	67	2,120
Credit Suisse Group.	195	13,113
Cullen/Frost Bankers Inc.	152	8,083
Daishi Bank Ltd/The.	308	1,337

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Daito Trust Cons.	36	1,654
Daiwa Securities Group Inc.	556	5,291
Danske Bank A/S.	88	3,878
DB RREEF Trust.	1,153	2,245
DBS Group Holdings Ltd.	444	6,874
DCT Industrial Trust Inc.	1,145	12,286
Derwent London PLC.	39	1,348
Deutsche Bank AG.	98	13,128
Deutsche Boerse AG.	38	6,108
Deutsche Postbank AG.	17	1,243
Dexia SA.	104	3,335
DiamondRock Hospitality Co.	733	14,044
Digital Realty Trust Inc.	282	12,405
Dime Community Bancshares.	191	2,748
DnB NOR ASA.	137	2,259
Downey Financial Corp.	141	5,743
Duke Realty Corp.	328	10,545
EFG Eurobank Ergasias SA.	51	1,984
Endurance Specialty Holdings L.	139	5,450
Equity Inns Inc.	0	0
Equity Residential.	100	4,178
Erie Indemnity Co.	125	7,113
Erste Bank der Oesterreichisch.	41	3,325
Essex Property Trust Inc.	124	15,305
Eurazeo.	9	1,341
Everest Re Group Ltd.	160	17,046
Fairfax Financial Holdings Ltd.	7	1,936
Fannie Mae.	332	18,937
Federal Realty Invs Trust.	114	10,057
Federated Investors Inc.	236	10,148
FelCor Lodging Trust Inc.	416	8,711
Fidelity National Financial In.	523	8,049
Fifth Third Bancorp.	183	5,724
First American Corp.	203	6,110
First Bancorp/Puerto Rico.	643	5,652
First Horizon National Corp.	301	7,850
First Marblehead Corp/The.	122	4,737
First Midwest Bancorp Inc/IL.	339	11,418
First Niagara Financial Group.	731	9,649
FirstFed Financial Corp. (b)	115	4,920
FirstMerit Corp.	506	10,727
FKP Property Group.	219	1,497
FNB Corp/PA.	414	6,881
Fonciere Des Regions.	9	1,313
Fondiaria-Sai SpA.	27	1,310
Forest City Enterprises Inc.	122	6,944
Fortis.	243	7,767
Franklin Resources Inc.	86	11,152
Franklin Street Properties Cor.	445	7,231
Fraser and Neave Ltd.	435	1,804
Freddie Mac.	239	12,483
Fremont General Corp.	653	1,809
Friedman Billings Ramsey Group.	1,010	4,343
Friends Provident PLC.	400	1,531
Frontier Financial Corp.	337	7,478
Fulton Financial Corp.	1,173	15,378
Genting International PLC. (b)	2,221	1,059
Genworth Financial Inc.	172	4,696
Goldman Sachs Group Inc/The.	120	29,750
Goodman Group.	585	3,760
GPT Group.	816	3,511
Great Portland Estates PLC.	99	1,177
Great-West Lifeco Inc.	48	1,895
Greentown China Holdings Ltd.	546	1,160
Guoco Group Ltd.	90	1,382
GZI Real Estate Investment Tru.	1,092	441
Hammerson PLC.	54	1,249
Hang Lung Group Ltd.	333	1,951
Hang Lung Properties Ltd.	731	3,476
Hang Seng Bank Ltd.	275	5,578

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Hannover Rueckversicherung AG.	29	1,527
Hartford Financial Services Gr.	101	9,800
HBOS PLC.	698	12,672
HCC Insurance Holdings Inc.	263	7,861
HCP Inc.	487	16,577
Health Care REIT Inc.	582	25,777
Healthcare Realty Trust Inc.	320	8,461
Helvetia Holding AG.	3	1,088
Henderson Group PLC.	327	1,272
Henderson Investment Ltd.	794	1,580
Henderson Land Development Co.	271	2,413
Higo Bank Ltd/The.	196	1,354
Hilb Rogal & Hobbs Co.	176	7,756
Hokkoku Bank Ltd/The.	305	1,446
Hokuhoku Financial Group Inc.	556	1,701
Home Properties Inc.	169	8,690
Hong Kong Exchanges and Cleari.	424	14,016
Hongkong Land Holdings Ltd.	740	3,685
Hopewell Holdings.	301	1,550
Hopson Development Holdings Lt.	363	1,396
Horace Mann Educators Corp.	285	5,897
Hospitality Properties Trust.	223	8,831
Host Hotels & Resorts Inc.	146	3,235
HRPT Properties Trust.	1,437	13,493
HSBC Holdings PLC.	2,180	43,115
Hudson City Bancorp Inc.	1,242	19,450
Huntington Bancshares Inc/OH.	835	14,955
Hyakugo Bank Ltd/The.	202	1,203
Hyakujushi Bank Ltd/The.	258	1,297
Hypo Real Estate Holding AG.	37	2,206
Hysan Development Co Ltd.	504	1,515
ICAP PLC.	134	1,630
IGM Financial Inc.	26	1,512
Immoeast AG. (b)	100	1,217
IMMOFINANZ AG.	103	1,223
Industrial Alliance Insurance.	35	1,472
IndyMac Bancorp Inc.	502	6,737
ING Groep NV.	389	17,488
ING Industrial Fund.	615	1,604
ING Office Fund.	910	1,526
Insurance Australia Group Ltd.	717	3,139
IntercontinentalExchange Inc.	128	22,810
International Bancshares Corp.	131	2,864
International Securities Excha.	181	12,136
Intesa Sanpaolo SpA.	1,974	15,550
Invesco PLC.	156	2,393
Investec PLC.	104	1,257
Investment Technology Group In. (b)	220	9,218
Investor AB.	136	3,338
IPC Holdings Ltd.	154	4,606
Irish Life & Permanent PLC.	54	1,231
iStar Financial Inc.	305	9,306
IVG Immobilien AG.	36	1,627
Iyo Bank Ltd/The.	148	1,441
JPMorgan Chase & Co.	1,175	55,225
Jafco Co Ltd.	28	1,143
Janus Capital Group Inc.	449	15,495
Japan Securities Finance Co Lt.	96	1,002
Jefferies Group Inc.	260	6,950
Jones Lang LaSalle Inc.	74	7,054
Joyo Bank Ltd/The.	322	1,984
Juroku Bank Ltd/The.	218	1,313
Jyske Bank A/S. (b)	16	1,318
Kagoshima Bank Ltd/The.	179	1,235
KBC Groep NV.	32	4,482
Keiyo Bank Ltd/The.	232	1,190
Keppel Land Ltd.	238	1,365
Kerry Properties Ltd.	181	1,554
Keycorp.	149	4,239
Kilroy Realty Corp.	158	10,276

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Kimco Realty Corp.	519	21,549
Kinnevik Investment AB.	68	1,686
Klepierre.	24	1,301
Knight Capital Group Inc.	705	9,454
Kowloon Development Co Ltd.	593	1,836
LaBranche & Co Inc. (b)	480	2,630
Land Securities Group PLC.	82	2,804
LaSalle Hotel Properties.	194	8,016
Legal & General Group PLC.	1,217	3,546
Lehman Brothers Holdings Inc.	172	10,894
Lend Lease Corp Ltd.	138	2,577
Leopalace21 Corp.	54	1,713
Lexington Realty Trust.	437	8,648
Liberty International PLC.	62	1,542
Liberty Property Trust.	216	8,126
Lincoln National Corp.	86	5,364
Lloyds TSB Group PLC.	1,049	11,900
Loews Corp.	145	7,118
London Stock Exchange Group PL.	48	1,677
M&T Bank Corp.	30	2,984
Macerich Co/The.	127	10,885
Mack-Cali Realty Corp.	158	6,255
Macquarie Group Ltd.	101	7,907
Macquarie Communications Infra.	256	1,369
Macquarie CountryWide Trust.	775	1,451
Macquarie Infrastructure Group.	1,071	3,152
Macquarie Office Trust.	1,000	1,528
Man Group Plc. .	350	4,280
Manulife Financial Corp.	288	13,470
Mapfre SA.	279	1,309
Markel Corp.	20	10,864
Marsh & McLennan Cos Inc.	217	5,618
Marshall & Ilsley Corp.	569	24,296
MBIA Inc.	313	13,472
Mediobanca SpA.	72	1,707
Meinl European Land Ltd.	56	785
Mercury General Corp.	62	3,181
Merrill Lynch & Co Inc.	292	19,278
MetLife Inc.	145	9,983
MGIC Investment Corp.	197	3,814
Mid-America Apartment Communit.	125	6,500
Millea Holdings Inc.	330	12,928
Mirvac Group.	403	2,170
Mitsubishi Estate Co Ltd.	547	16,214
Mitsubishi UFJ Financial Group.	4,123	40,703
Mitsubishi UFJ Lease & Finance.	29	998
Mitsui Fudosan Co Ltd.	351	9,614
Mitsui Sumitomo Insurance Co L.	572	6,505
Mizuho Financial Group Inc.	5	27,866
Mizuho Trust & Banking Co Ltd.	682	1,206
Montpelier Re Holdings Ltd.	244	4,368
Morgan Stanley.	313	21,052
Muenchener Rueckversicherungs.	41	7,838
Nanto Bank Ltd/The.	259	1,349
Nasdaq Stock Market Inc/The.	199	9,293
National Australia Bank Ltd.	638	25,613
National Bank of Canada.	30	1,735
National Bank of Greece SA.	88	6,115
National City Corp.	636	15,423
National Financial Partners Co.	184	10,059
National Retail Properties Inc.	448	11,357
Nationwide Financial Services.	367	19,690
Nationwide Health Properties I.	657	20,512
New World Development Ltd.	895	3,193
New York Community Bancorp Inc.	718	13,362
NewAlliance Bancshares Inc.	768	10,744
Newcastle Investment Corp.	360	5,346
Nexity.	17	1,130
Nikko Cordial Corp.	149	2,133
Nipponkoa Insurance Co Ltd.	321	2,921

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Nissay Dowa General Insurance.	232	1,311
Nomura Holdings Inc.	761	13,522
Nomura Real Estate Holdings In.	43	1,234
Nordea Bank AB.	387	6,921
Northern Rock PLC.	79	303
Novastar Financial Inc.	20	106
Nuveen Investments Inc.	160	10,368
Nymex Holdings Inc.	20	2,570
NYSE Euronext.	100	9,387
Okasan Holdings Inc.	205	1,368
Old Mutual PLC.	1,026	3,926
Old National Bancorp/IN.	449	7,503
Old Republic International Cor.	512	7,849
OMX AB.	43	1,808
Onex Corp.	42	1,767
ORIX Corp.	36	7,242
Oversea-Chinese Banking Corp.	985	6,263
Pacific Capital Bancorp NA.	333	6,903
Pargesa Holding SA.	12	1,366
Park National Corp.	57	4,518
PartnerRe Ltd.	144	11,988
Pennsylvania Real Estate Inves.	249	9,499
Perpetual Ltd.	20	1,383
PFF Bancorp Inc.	157	1,672
Philadelphia Consolidated Hold.	291	11,873
Phoenix Cos Inc/The.	730	10,059
Piper Jaffray Cos.	94	4,832
Piraeus Bank SA.	63	2,526
Platinum Underwriters Holdings.	458	16,488
PMI Group Inc/The.	206	3,302
PNC Financial Services Group I.	108	7,793
Popular Inc.	601	6,341
Power Corp Of Canada.	59	2,530
Power Financial Corp.	43	1,917
Principal Financial Group Inc.	102	6,902
ProAssurance Corp.	154	8,492
Promise Co Ltd.	48	1,435
Prosperity REIT.	2,080	429
Protective Life Corp.	155	6,645
Provident Bankshares Corp.	217	5,353
Provident Financial Services I.	429	6,795
Prudential Financial Inc.	144	13,928
Prudential PLC.	455	7,400
PSP Swiss Property AG.	25	1,353
Public Storage.	67	5,425
QBE Insurance Group Ltd.	344	10,414
Quintain Estates & Development.	70	895
Radian Group Inc.	186	2,342
Raiffeisen International Bank.	9	1,487
RAIT Financial Trust.	440	4,004
Ratos AB.	42	1,233
Raymond James Financial Inc.	234	8,717
Realty Income Corp.	690	20,383
Redwood Trust Inc.	176	4,638
Regency Centers Corp.	140	10,007
Regions Financial Corp.	225	6,102
Reinsurance Group of America I.	68	3,885
RenaissanceRe Holdings Ltd.	156	9,101
Resolution Plc.	128	1,945
Resona Holdings Inc.	2	3,536
RLI Corp.	110	6,399
Royal & Sun Alliance Insurance.	556	1,823
Royal Bank of Canada.	238	14,117
Royal Bank of Scotland Group P.	1,760	18,905
Safeco Corp.	253	14,649
Sampo Oyj.	92	2,882
San-In Godo Bank Ltd/The.	149	1,338
Schroders PLC.	52	1,664
Charles Schwab Corp/The.	534	12,410
Segro PLC.	109	1,059

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Selective Insurance Group.	410	9,967
Senior Housing Properties Trus.	581	13,026
Senshu Bank Ltd/The.	514	1,190
Shiga Bank Ltd/The.	202	1,427
Shimao Property Holdings Ltd.	489	1,726
Shinko Securities Co Ltd.	267	1,365
Shinsei Bank Ltd.	589	1,889
Shizuoka Bank Ltd/The.	283	2,953
Shui On Land Ltd.	1,248	1,723
Shun Tak Holdings Ltd.	840	1,314
Simon Property Group Inc.	113	11,764
Singapore Exchange Ltd.	424	4,572
Sino Land Co.	580	1,800
Skandinaviska Enskilda Banken.	101	3,093
SL Green Realty Corp.	105	12,669
Societe Generale.	86	14,431
Sompo Japan Insurance Inc.	393	4,578
South Financial Group Inc/The.	500	10,330
Sovereign Bancorp Inc.	790	11,400
St George Bank Ltd.	212	7,178
Standard Chartered PLC.	260	10,090
Standard Life PLC.	392	2,319
State Street Corp.	199	15,874
Sterling Bancshares Inc/TX.	588	7,174
Sterling Financial Corp/WA.	353	7,943
Stockland.	555	4,627
Storebrand ASA.	86	1,227
Strategic Hotels & Resorts Inc.	518	11,313
Sumitomo Mitsui Financial Grou.	3	24,286
Sumitomo Realty & Development.	190	6,637
Sumitomo Trust & Banking Co Lt.	665	4,905
Sun Hung Kai Properties Ltd.	547	10,361
Sun Life Financial Inc.	107	6,216
Suncorp-Metway Ltd.	369	6,970
Sunstone Hotel Investors Inc.	418	11,625
Suntec REIT.	1,048	1,311
SunTrust Banks Inc.	111	8,059
Suruga Bank Ltd.	105	1,372
Susquehanna Bancshares Inc.	353	7,120
SVB Financial Group. (b)	167	8,649
Svenska Handelsbanken AB.	94	3,115
Swedbank AB.	67	2,094
Swiss Life Holding.	6	1,657
Swiss Reinsurance.	70	6,569
SWS Group Inc.	176	3,342
Sydbank A/S.	26	1,196
Synovus Financial Corp.	641	16,897
T Rowe Price Group Inc.	469	30,129
T&D Holdings Inc.	98	5,835
Takefuji Corp.	53	1,351
Taubman Centers Inc.	265	15,601
TCF Financial Corp.	288	6,558
TD Ameritrade Holding Corp. (b)	130	2,488
Awa Bank Ltd/The.	274	1,465
Bank of Kyoto Ltd/The.	140	1,778
Bank of Nagoya Ltd/The.	209	1,536
Gunma Bank Ltd/The.	198	1,399
Hachijuni Bank Ltd/The.	207	1,575
Hiroshima Bank Ltd/The.	250	1,350
Link REIT/The.	662	1,493
Musashino Bank Ltd/The.	28	1,315
Nishi-Nippon City Bank Ltd/The.	390	1,146
Ogaki Kyoritsu Bank Ltd/The.	262	1,458
Travelers Cos Inc/The.	208	10,860
Thornburg Mortgage Inc.	279	2,930
Tokai Tokyo Securities Co Ltd.	232	1,235
Tokyo Tatemono Co Ltd.	127	1,617
Tokyo Tomin Bank Ltd/The.	38	1,255
Tokyu Land Corp.	182	1,868
Topdanmark A/S. (b)	8	1,365

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Torchmark Corp.	229	14,922
Toronto-Dominion Bank.	134	10,120
Trustco Bank Corp NY.	495	5,217
Trustmark Corp.	357	9,635
TSX Group Inc.	32	1,725
UBS AG.	354	18,932
UCBH Holdings Inc.	751	12,820
Umpqua Holdings Corp.	432	7,314
Unibail-Rodamco.	15	3,728
UniCredito Italiano SpA.	2,286	19,567
UnionBanCal Corp.	124	6,697
Unione di Banche Italiane SCPA.	119	3,307
Unipol Gruppo Finanziario SpA.	797	2,919
United Bankshares Inc.	313	9,484
UDR Inc.	326	7,739
United Industrial Corp Ltd.	642	1,376
United Overseas Bank Ltd.	484	7,192
Unitrin Inc.	100	4,631
Unum Group.	810	18,905
UOL Group Ltd.	368	1,335
Urban Corp.	82	1,414
US Bancorp.	550	18,238
Valad Property Group.	824	1,451
Valley National Bancorp.	293	6,001
Ventas Inc.	312	13,382
W Holding Co Inc.	1,198	2,516
Wachovia Corp.	646	29,542
Waddell & Reed Financial Inc.	197	6,544
Washington Federal Inc.	595	14,375
Washington Mutual Inc.	273	7,611
Webster Financial Corp.	385	13,952
Weingarten Realty Investors.	193	7,384
Wells Fargo & Co.	1,296	44,077
Wereldhave NV.	4	477
Westfield Group.	719	14,600
Westpac Banking Corp.	731	20,794
Wheelock & Co Ltd.	504	1,626
White Mountains Insurance Grou.	16	8,602
Whitney Holding Corp.	447	11,470
Willis Group Holdings Ltd.	264	11,175
Wilmington Trust Corp.	165	6,001
Wing Hang Bank Ltd.	104	1,217
Wing Lung Bank.	125	1,292
Wing Tai Holdings Ltd.	533	1,275
XL Capital Ltd.	66	4,749
Yamaguchi Financial Group Inc.	105	1,224
Yamanashi Chuo Bank Ltd/The.	211	1,227
Zenith National Insurance Corp.	259	10,407
Zurich Financial Services AG.	27	8,129
Grand Total		4,025,938

HOLDING COMPANIES (0.2%)
China Merchants Holdings Inter.	394	2,750
China Resources Enterprise.	426	1,847
Citic Pacific Ltd.	299	1,871
DCC Plc.	44	1,206
First Pacific Co.	1,795	1,357
GEA Group AG.	40	1,495
Groupe Bruxelles Lambert SA.	16	2,043
Guangdong Investment Ltd.	1,955	1,329
Guangzhou Investment Co Ltd.	4,094	1,722
Hutchison Whampoa Ltd.	851	10,607
IFIL - Investments SpA.	122	1,391
Jardine Matheson Holdings Ltd.	175	5,338
Jardine Strategic Holdings Ltd.	152	2,523
LVMH Moet Hennessy Louis Vuitt.	48	6,179
Noble Group Ltd.	1,170	1,908
Shanghai Industrial Holdings L.	300	1,757
Sherritt International Corp.	86	1,602
Solvac SA.	7	1,262

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Swire Pacific Ltd.	884	5,941
Washington H Soul Pattinson &.	154	1,391
Wendel.	7	1,202
Wharf Holdings Ltd.	489	2,921
		59,642

INDUSTRIAL (10.0%)
3M Co.	238	20,554
AAR Corp. (b)	182	5,833
ABB Ltd.	421	12,662
Acciona SA.	5	1,542
ACS Actividades de Construccio.	37	2,289
Actuant Corp.	138	9,519
Acuity Brands Inc.	217	10,373
Advantest Corp.	67	1,922
Aeroports de Paris.	12	1,371
AGFA-Gevaert NV.	62	861
Agilent Technologies Inc.	208	7,665
Albany International Corp.	180	6,750
Alfa Laval AB.	21	1,663
Alliant Techsystems Inc.	161	17,773
Allied Waste Industries Inc.	725	9,164
Alps Electric Co Ltd.	132	1,641
Alstom.	19	4,483
Amada Co Ltd.	156	1,560
Amcor Ltd.	359	2,347
Amec PLC.	100	1,735
American Commercial Lines Inc.	83	1,238
Ametek Inc.	214	10,058
Amphenol Corp.	363	16,070
Ansell Ltd.	129	1,486
Applera Corp - Applied Biosyst.	431	16,007
Aptargroup Inc.	320	14,304
Arkansas Best Corp.	172	4,721
Arriva Plc.	81	1,412
Arrow Electronics Inc. (b)	243	9,715
Asahi Glass Co Ltd.	468	6,377
Assa Abloy AB.	61	1,277
Astec Industries Inc.	82	3,716
Auckland International Airport.	514	1,138
Avnet Inc. (b)	294	12,266
BAE Systems PLC.	627	6,494
Balfour Beatty PLC.	148	1,524
BE Aerospace Inc.	445	22,121
Belden Inc.	222	12,936
Bemis Co Inc.	247	6,956
Benchmark Electronics Inc.	553	11,342
Bilfinger Berger AG.	15	1,327
Boeing Co.	367	36,183
Bombardier Inc. (b)	266	1,577
Boral Ltd.	237	1,495
Bouygues.	51	4,894
Briggs & Stratton Corp.	340	7,653
Brink's Co/The.	205	12,843
Brother Industries Ltd.	110	1,465
Bucyrus International Inc.	177	14,603
Burlington Northern Santa Fe C.	114	9,935
CH Robinson Worldwide Inc.	311	15,525
CAE Inc.	102	1,375
Campbell Brothers Ltd.	56	1,776
Canadian National Railway Co.	89	4,992
Canadian Pacific Railway Ltd.	27	1,900
Carlisle Cos Inc.	304	11,993
Casio Computer Co Ltd.	104	977
Central Glass Co Ltd.	235	1,106
Ceradyne Inc.	121	8,278
Charter Plc. (b)	56	1,262
Checkpoint Systems Inc. (b)	261	7,895
Cheung Kong Infrastructure Hol.	365	1,422
China Grand Forestry Resources. (b)	3,195	1,117

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Chiyoda Corp.	70	1,286
Cimpor Cimentos de Portugal SG.	132	1,197
Cobham PLC.	335	1,467
Coherent Inc.	155	5,084
ComfortDelgro Corp Ltd.	963	1,285
Commercial Metals Co.	289	9,069
Cie de Saint-Gobain.	69	7,394
COMSYS Holdings Corp.	118	1,147
Cookson Group PLC.	93	1,611
Cooper Industries Ltd.	373	19,541
Cosco Corp Singapore Ltd.	386	2,068
CRH PLC.	101	3,857
CSR Ltd.	456	1,448
CTS Corp.	275	3,396
Cummins Inc.	168	20,153
Cymer Inc.	140	5,950
Daifuku Co Ltd.	105	1,242
Daiichi Chuo Kisen Kaisha.	178	1,466
Daikin Industries Ltd.	105	5,260
Dainippon Screen Manufacturing.	178	1,049
Danaher Corp.	124	10,623
Deere & Co.	72	11,153
Deutsche Post AG.	155	4,692
Dionex Corp.	95	8,360
Disco Corp.	24	1,417
Donaldson Co Inc.	340	14,572
Downer EDI Ltd.	218	1,346
DRS Technologies Inc.	198	11,373
Dyno Nobel Ltd.	712	1,631
Eagle Materials Inc.	239	9,443
East Japan Railway Co.	2	16,416
Eastman Kodak Co.	686	19,661
Eaton Corp.	371	34,347
Ebara Corp.	273	1,278
Eiffage SA.	10	1,130
EMCOR Group Inc.	307	10,570
Energizer Holdings Inc.	102	10,639
Energy Conversion Devices Inc.	190	5,185
ESCO Technologies Inc. (b)	124	5,132
Esterline Technologies Corp. (b)	124	6,793
EADS.	64	2,173
Expeditors International Washi.	379	19,196
Fanuc Ltd.	79	8,586
FedEx Corp.	103	10,644
Finmeccanica SpA.	53	1,573
Finning International Inc.	50	1,720
Firstgroup Plc.	101	1,670
Fletcher Building Ltd.	189	1,729
Flir Systems Inc.	321	22,274
Florida Rock Industries Inc.	111	6,985
Flowserve Corp.	117	9,238
FLSmidth & Co A/S.	15	1,627
Fluor Corp.	156	24,648
FCC.	14	1,219
Forward Air Corp.	163	5,319
Foster Wheeler Ltd. (b)	125	18,531
Fuji Electric Holdings Co Ltd.	314	1,184
FUJIFILM Holdings Corp.	205	9,772
Fujikura Ltd.	211	1,350
Funai Electric Co Ltd.	23	971
Futuris Corp Ltd.	636	1,256
Gamesa Corp Tecnologica SA.	32	1,622
Gardner Denver Inc.	263	9,502
Garmin Ltd.	232	24,917
General Cable Corp. (b)	246	17,710
General Dynamics Corp.	108	9,824
General Electric Co.	3,291	135,458
General Maritime Corp.	226	6,369
Genlyte Group Inc.	50	3,255
Gentex Corp.	331	6,878

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Glory Ltd.	49	1,610
Go-Ahead Group Plc.	23	1,291
GrafTech International Ltd.	754	14,251
Granite Construction Inc.	167	7,151
Grupo Ferrovial SA.	14	1,218
Hamamatsu Photonics KK.	41	1,283
Hankyu Hanshin Holdings Inc.	508	2,373
Harsco Corp.	170	10,305
HeidelbergCement AG.	9	1,435
Heidelberger Druckmaschinen AG.	27	1,106
Hirose Electric Co Ltd.	14	1,665
Hitachi Cable Ltd.	212	1,406
Hitachi Construction Machinery.	37	1,501
Hitachi Koki Co Ltd.	74	1,312
Hitachi Ltd.	1,330	9,003
Hitachi Zosen Corp. (b)	675	1,117
Hochtief AG.	13	1,783
Holcim Ltd.	37	4,216
Honeywell International Inc.	214	12,928
Hong Kong Aircraft Engineerg.	75	1,898
Horiba Ltd.	34	1,503
Hosiden Corp.	83	1,450
HOYA CORP.	172	6,217
Hubbell Inc.	125	6,875
Ibiden Co Ltd.	59	4,976
IDEX Corp.	391	13,849
Ihi Corp.	586	1,392
Iino Kaiun Kaisha Ltd.	101	1,409
Imerys SA.	13	1,264
IMI Plc.	109	1,273
Ingersoll-Rand Co Ltd.	90	4,532
Insituform Technologies Inc.	171	2,404
Intermec Inc.	238	6,050
Invensys PLC.	169	1,149
Itron Inc.	144	15,479
ITT Corp.	322	21,548
Jacobs Engineering Group Inc. (b)	227	19,783
Japan Airport Terminal Co Ltd.	75	1,456
Japan Steel Works Ltd/The.	148	2,383
JGC Corp.	101	2,000
JM AB.	43	953
Joy Global Inc.	212	12,309
JS Group Corp.	109	1,756
Kajima Corp.	421	1,481
Kawasaki Heavy Industries Ltd.	622	2,227
Kawasaki Kisen Kaisha Ltd.	234	3,207
Kaydon Corp.	141	7,584
Konecranes Oyj.	32	1,432
Keihan Electric Railway Co Ltd.	366	1,459
Keihin Electric Express Railwa.	215	1,314
Keio Corp.	230	1,395
Keisei Electric Railway Co Ltd.	255	1,397
Kemet Corp.	704	4,977
Kennametal Inc.	192	17,512
Keyence Corp.	15	3,441
Kinden Corp.	148	1,307
Kingspan Group Plc.	54	1,287
Kintetsu Corp.	679	2,060
Kirby Corp. (b)	103	4,705
Kitz Corp.	130	1,061
Komatsu Ltd.	372	12,284
Komori Corp.	57	1,492
Kone OYJ.	19	1,570
Konica Minolta Holdings Inc.	212	3,675
Koninklijke BAM Groep NV.	45	1,187
Kubota Corp.	454	3,801
Kuehne & Nagel International A.	13	1,394
Kurita Water Industries Ltd.	45	1,490
Kyocera Corp.	75	6,280
Kyowa Exeo Corp.	114	1,015

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
L-3 Communications Holdings In.	222	24,340
Lafarge SA.	28	4,552
Landstar System Inc.	265	11,154
Leggett & Platt Inc.	437	8,491
Legrand SA.	38	1,403
Leighton Holdings Ltd.	52	3,013
Lincoln Electric Holdings Inc.	201	14,522
Littelfuse Inc.	111	3,533
Mabuchi Motor Co Ltd.	22	1,480
Macquarie Airports.	648	2,644
Makino Milling Machine Co Ltd.	97	1,004
Makita Corp.	57	2,722
MAN AG.	18	3,216
Manitowoc Co Inc/The.	248	12,216
Martin Marietta Materials Inc.	73	9,443
Maruichi Steel Tube Ltd.	49	1,385
Masco Corp.	144	3,468
Matsushita Electric Works Ltd.	144	1,586
Matthews International Corp.	152	6,927
McDermott International Inc. (b)	405	24,729
Meggitt PLC.	209	1,483
Methode Electronics Inc.	254	3,185
Metso Oyj.	23	1,398
Mettler Toledo International I.	76	8,083
Mine Safety Appliances Co.	112	5,128
Minebea Co Ltd.	240	1,654
MISUMI Group Inc.	76	1,277
Mitsubishi Electric Corp.	857	10,369
Mitsubishi Heavy Industries Lt.	1,340	7,712
Mitsui Engineering & Shipbuild.	309	1,794
Mitsui OSK Lines Ltd.	477	7,789
Mitsumi Electric Co Ltd.	33	1,502
Mori Seiki Co Ltd.	40	1,000
Molex Inc.	176	4,805
Monadelphous Group Ltd.	93	1,459
Moog Inc. (b)	189	8,722
MTR Corp.	520	1,791
MTU Aero Engines Holding AG.	19	1,161
Mueller Industries Inc.	254	9,134
Mueller Water Products Inc.	421	4,454
Multiplex Group.	334	1,565
Murata Manufacturing Co Ltd.	89	5,361
Nabtesco Corp.	87	1,470
Nachi-Fujikoshi Corp.	259	1,271
Nagoya Railroad Co Ltd.	446	1,310
Nankai Electric Railway Co Ltd.	440	1,209
National Express Group PLC.	56	1,535
National Instruments Corp.	288	9,343
NCI Building Systems Inc.	101	3,957
NEC Corp.	809	3,997
Neptune Orient Lines Ltd.	352	1,241
Newport Corp. (b)	178	2,433
Nexans SA.	7	1,189
NGK Insulators Ltd.	117	4,107
Nichias Corp.	130	981
Nichicon Corp.	84	997
Nidec Corp.	48	3,599
Nikon Corp.	139	4,397
Nippon Chemi-Con Corp.	123	964
Nippon Electric Glass Co Ltd.	147	2,483
Nippon Express Co Ltd.	379	1,892
Nippon Sheet Glass Co Ltd.	266	1,609
Nippon Yusen KK.	488	4,991
Nishi-Nippon Railroad Co Ltd.	361	1,311
NKT Holding A/S.	12	1,308
Nordson Corp.	148	7,918
Norfolk Southern Corp.	142	7,334
Norsk Hydro ASA.	135	1,982
Northrop Grumman Corp.	102	8,529
NSK Ltd.	193	1,691

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
NTN Corp.	177	1,677
Obayashi Corp.	287	1,438
Odakyu Electric Railway Co Ltd.	247	1,723
OKUMA Corp.	80	1,107
Old Dominion Freight Line Inc.	165	3,727
Olympus Corp.	99	4,076
Omron Corp.	94	2,285
Orbotech Ltd. (b)	223	4,616
Orient Overseas International.	109	1,117
OSG Corp.	93	1,169
Owens-Illinois Inc.	344	15,280
Pacer International Inc.	256	3,773
Pacific Basin Shipping Ltd.	885	1,955
Packaging Corp of America.	214	6,814
Pall Corp.	292	11,700
Panalpina Welttransport Holdin.	7	1,319
Park Electrochemical Corp.	93	2,913
Parker Hannifin Corp.	375	30,139
Pentair Inc.	243	8,600
Royal Philips.	213	8,808
Power-One Inc.	726	4,116
Precision Castparts Corp.	67	10,037
Regal-Beloit Corp.	161	7,895
Republic Services Inc.	423	14,462
Rexam PLC.	128	1,444
Rheinmetall AG.	15	1,327
Rieter Holding AG.	2	1,159
Rinnai Corp.	44	1,361
Rockwell Automation Inc/DE.	74	5,097
Rockwell Collins Inc.	296	22,144
Rolls-Royce Group PLC.	336	3,759
Roper Industries Inc.	156	11,046
Ryder System Inc.	152	7,273
Sacyr Vallehermoso SA.	28	1,316
Safran SA.	52	1,319
Sagami Railway Co Ltd.	399	1,401
Saia Inc.	113	1,592
Sankyu Inc.	262	1,478
Sanmina-SCI Corp.	1,593	3,521
Sanwa Holdings Corp.	221	1,161
Sanyo Electric Co Ltd.	845	1,392
Schindler Holding AG.	20	1,398
Schneider Electric SA.	45	6,195
Seino Holdings Corp.	135	1,150
SembCorp Industries Ltd.	348	1,419
SembCorp Marine Ltd.	487	1,495
Sharp Corp.	435	6,805
Shima Seiki Manufacturing Ltd.	30	1,534
Shimizu Corp.	290	1,506
Siemens AG.	157	21,461
SIG Plc.	49	1,080
Sims Group Ltd.	57	1,495
Singapore Post Ltd.	1,598	1,348
ST Engineering.	537	1,410
Skanska AB.	74	1,462
SMC Corp/Japan.	25	3,333
Snap-On Inc.	288	14,374
SNC-Lavalin Group Inc.	36	1,864
Sonoco Products Co.	237	7,328
Spirit Aerosystems Holdings In.	480	16,666
Stanley Electric Co Ltd.	73	1,610
Stanley Works/The.	195	11,222
Star Micronics Co Ltd.	44	1,373
Stericycle Inc.	173	10,091
STX Pan Ocean Co Ltd.	845	2,149
Sulzer AG.	1	1,604
Sumitomo Electric Industries L.	302	4,850
Sumitomo Heavy Industries Ltd.	240	3,133
Tadano Ltd.	91	1,134
Taiheiyo Cement Corp.	379	1,183

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Taisei Corp.	426	1,274
Taiyo Yuden Co Ltd.	60	984
Techtronic Industries Co.	1,101	1,181
Teekay Corp.	108	6,043
Tektronix Inc.	184	6,964
Teledyne Technologies Inc.	163	8,527
Teleflex Inc.	186	13,617
Tenaris SA.	87	2,321
Terex Corp. (b)	184	13,656
Tetra Tech Inc.	387	9,036
Texas Industries Inc.	132	9,644
Textron Inc.	90	6,229
Thales SA.	23	1,433
Furukawa Electric Co Ltd.	282	1,344
THK Co Ltd.	55	1,204
Thomas & Betts Corp. (b)	121	6,777
Timken Co.	182	6,053
Titan Cement Co SA.	25	1,219
TNT NV.	72	2,945
Tobu Railway Co Ltd.	342	1,607
Toda Corp.	240	1,250
Toho Zinc Co Ltd.	136	1,218
Tokyo Seimitsu Co Ltd.	39	911
Tokyu Corp.	421	2,718
Toll Holdings Ltd.	238	2,951
Tomkins Plc.	272	1,254
Toshiba Corp.	1,284	10,739
Toyo Seikan Kaisha Ltd.	77	1,385
Toyota Industries Corp.	89	3,780
Transfield Services Ltd.	135	1,972
Transpacific Industries Group.	114	1,184
Transport International Holdin.	243	1,232
Travis Perkins PLC.	34	1,029
Tredegar Corp.	191	3,327
Trimble Navigation Ltd.	581	24,228
Trinity Industries Inc.	161	5,819
Tsubakimoto Chain Co.	180	1,233
Tyco International Ltd.	158	6,505
Ulvac Inc.	32	1,243
Union Pacific Corp.	92	11,780
United Group Ltd.	82	1,627
United Technologies Corp.	331	25,351
URS Corp. (b)	266	16,441
Ushio Inc.	69	1,411
UTi Worldwide Inc.	167	4,260
Vallourec.	10	2,898
Varian Inc.	148	10,936
Venture Corp Ltd.	130	1,249
Vestas Wind Systems A/S. (b)	34	3,033
Vishay Intertechnology Inc.	408	5,137
Wabtec Corp.	242	9,082
Wartsila Oyj.	19	1,552
Washington Group International. (b)	141	13,726
Waste Connections Inc.	343	11,597
Waste Management Inc.	186	6,769
Waters Corp.	176	13,548
Weir Group Plc (The).	87	1,605
Werner Enterprises Inc.	397	7,551
Wesfarmers Ltd.	155	6,344
Wienerberger AG.	19	1,183
WorleyParsons Ltd.	78	3,487
Worthington Industries Inc.	472	11,800
Yamatake Corp.	43	1,338
Yamato Holdings Co Ltd.	178	2,609
Yaskawa Electric Corp.	107	1,425
YIT OYJ.	41	1,262
Yokogawa Electric Corp.	96	1,201
YRC Worldwide Inc. (b)	381	9,365
Zardoya Otis SA.	42	1,417
Zebra Technologies Corp.	139	5,434
Zodiac SA.	18	1,246
		2,426,890

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
TECHNOLOGY (7.2%)
ACI Worldwide Inc.	440	10,063
Actel Corp.	249	2,836
Activision Inc.	561	13,268
Adobe Systems Inc. (b)	300	14,370
Automatic Data Processing Inc.	283	14,025
Advanced Micro Devices Inc. (b)	1,050	13,734
Advent Software Inc.	94	5,201
Affiliated Computer Services I.	188	9,524
Agilysys Inc.	207	3,581
Altera Corp.	726	14,244
Amkor Technology Inc.	692	7,840
Analog Devices Inc.	170	5,688
Ansys Inc.	344	13,351
Apple Inc. (b)	446	84,718
Applied Materials Inc.	717	13,924
ARM Holdings Plc.	435	1,343
ASM Pacific Technology.	142	1,107
ASML Holding NV.	76	2,646
Asyst Technologies Inc.	468	2,246
ATMI Inc.	173	5,560
Atos Origin SA. (b)	22	1,337
Autodesk Inc. (b)	462	22,592
Autonomy Corp PLC.	77	1,573
Avid Technology Inc.	206	6,054
Axcelis Technologies Inc.	687	3,222
BEA Systems Inc.	915	15,464
BMC Software Inc.	400	13,536
Borland Software Corp.	500	2,190
Broadcom Corp.	243	7,910
Brocade Communications Systems.	3,817	36,300
Brooks Automation Inc.	674	8,749
Business Objects SA. (b)	29	1,742
CA Inc.	227	6,004
Cabot Microelectronics Corp.	120	4,762
CACI International Inc.	154	8,293
Canon Inc.	496	24,719
Cap Gemini SA.	27	1,721
Cerner Corp.	124	7,385
CGI Group Inc.	128	1,458
Ciber Inc.	335	2,610
Citrix Systems Inc.	324	13,929
Cognizant Technology Solutions.	512	21,228
Cognos Inc.	33	1,666
Computer Sciences Corp. (b)	409	23,882
Computershare Ltd.	199	1,585
Compuware Corp.	769	7,690
Conexant Systems Inc.	3,258	4,170
CSG Systems International Inc.	302	6,200
CSK Holdings Corp.	41	1,596
Dassault Systemes SA.	22	1,377
Dell Inc.	1,023	31,304
DSP Group Inc.	218	3,442
DST Systems Inc.	103	8,725
Dun & Bradstreet Corp.	104	10,072
Electronic Arts Inc.	157	9,596
Electronics for Imaging.	383	8,732
EMC Corp/Massachusetts. (b)	1,080	27,421
Emulex Corp.	598	12,953
Entegris Inc.	888	8,107
Factset Research Systems Inc.	88	6,206
Fidelity National Information.	333	15,358
Fiserv Inc.	290	16,066
Formfactor Inc.	219	8,565
Fujitsu Ltd.	825	6,436
Global Payments Inc.	159	7,562
Hewlett-Packard Co.	1,371	70,853

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Hutchinson Technology Inc.	178	4,224
IBM.	438	50,861
IKON Office Solutions Inc.	737	9,728
Imation Corp.	243	5,414
Indra Sistemas SA.	50	1,451
Infineon Technologies AG. (b)	139	2,039
Informatica Corp.	383	6,542
Intel Corp.	3,010	80,969
Intersil Corp.	318	9,648
International Rectifier Corp.	141	4,707
Intuit Inc.	543	17,468
Itochu Techno-Solutions Corp.	36	1,276
Jack Henry & Associates Inc.	586	17,123
KLA-Tencor Corp.	97	5,107
Konami Corp.	58	1,704
Kulicke & Soffa Industries Inc. (b)	388	2,937
Lam Research Corp.	211	10,592
Lattice Semiconductor Corp.	1,031	4,310
Lenovo Group Ltd.	1,955	2,202
Linear Technology Corp.	133	4,392
LogicaCMG PLC.	416	1,408
Logitech International SA. (b)	48	1,668
Marvell Technology Group Ltd.	232	4,183
Mastercard Inc.	117	22,177
Maxim Integrated Products Inc.	163	4,417
MEMC Electronic Materials Inc.	118	8,640
Micrel Inc.	435	3,937
Micros Systems Inc.	195	14,005
Microsemi Corp. (b)	325	8,648
Microsoft Corp.	4,291	157,952
Misys PLC.	268	1,347
National Semiconductor Corp.	433	10,886
NAVTEQ Corp.	191	14,745
NCR Corp.	358	9,877
Neopost SA.	9	1,045
Network Appliance Inc.	199	6,267
Nomura Research Institute Ltd.	64	2,247
Novell Inc.	797	6,025
Novellus Systems Inc.	243	6,904
Nvidia Corp.	260	9,199
Obic Co Ltd.	7	1,400
OC Oerlikon Corp AG.	3	1,424
ON Semiconductor Corp.	588	5,998
Oracle Corp Japan.	29	1,327
Oracle Corp.	2,034	45,094
Otsuka Corp.	14	1,336
Palm Inc.	727	6,558
Parametric Technology Corp.	774	14,783
Paychex Inc.	171	7,144
Perot Systems Corp.	586	8,556
Photronics Inc.	264	2,888
Pitney Bowes Inc.	80	3,203
PMC - Sierra Inc.	1,430	12,884
QLogic Corp.	379	5,886
Quantum Corp.	1,587	6,348
Rambus Inc.	235	4,651
Red Hat Inc.	391	8,442
Research In Motion Ltd.	87	10,843
Ricoh Co Ltd.	293	5,727
Rohm Co Ltd.	43	3,746
Sage Group PLC.	279	1,404
Salesforce.com Inc.	192	10,823
SanDisk Corp.	111	4,928
SAP AG.	166	9,021
SEI Investments Co.	295	9,328
Seiko Epson Corp.	65	1,518
Semiconductor Manufacturing In.	10,078	1,144
Semtech Corp.	433	7,409
Shinko Electric Industries Co.	53	1,206
Silicon Laboratories Inc.	266	11,624

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Silicon Storage Technology Inc.	875	2,905
Skyworks Solutions Inc. (b)	1,073	9,893
Square Enix Co Ltd.	45	1,474
SRA International Inc.	209	5,739
STMicroelectronics NV.	123	2,100
Sun Microsystems Inc.	1,391	7,943
Sybase Inc.	622	17,789
Synopsys Inc.	341	9,637
Take-Two Interactive Software.	364	6,836
TDK Corp.	53	4,314
Teradyne Inc.	466	5,750
Teradata Corp.	708	20,199
Tessera Technologies Inc.	223	8,516
Texas Instruments Inc.	744	24,254
THQ Inc.	325	8,804
Tokyo Electron Ltd.	66	3,838
TomTom NV.	20	1,595
Trident Microsystems Inc.	284	2,139
TriQuint Semiconductor Inc.	939	5,888
Unisys Corp. (b)	838	5,095
Varian Semiconductor Equipment.	333	15,325
VeriFone Holdings Inc.	138	6,821
Western Digital Corp.	559	14,489
Wincor Nixdorf AG.	15	1,489
Wind River Systems Inc.	618	7,731
Xerox Corp.	503	8,772
Xilinx Inc.	755	18,422
		1,734,281

UTILITIES (3.8%)
AEM SpA.	391	1,645
AES Corp/The. (b)	353	7,558
AGL Energy Ltd.	172	1,931
AGL Resources Inc.	530	20,951
Algonquin Power Income Fund.	54	500
Allegheny Energy Inc.	314	19,047
Allete Inc.	175	7,646
Alliant Energy Corp.	119	4,760
Ameren Corp.	489	26,435
American Electric Power Co Inc.	155	7,473
Aqua America Inc.	311	7,234
Aquila Inc. (b)	2,862	11,963
Atmos Energy Corp.	606	16,998
Avista Corp.	361	7,960
Babcock & Brown Infrastructure.	910	1,386
Black Hills Corp.	247	10,972
British Energy Group PLC.	190	2,106
Canadian Utilities Ltd.	29	1,669
Centerpoint Energy Inc.	690	11,564
Centrica PLC.	683	5,238
China Resources Power Holdings.	506	1,871
Chubu Electric Power Co Inc.	295	7,530
Chugoku Electric Power Co Inc/.	117	2,297
Cleco Corp.	399	10,514
CLP Holdings Ltd.	650	4,370
CMS Energy Corp.	516	8,757
Consolidated Edison Inc.	81	3,814
Contact Energy Ltd.	184	1,286
Dominion Resources Inc/VA.	85	7,789
DPL Inc.	264	7,667
DTE Energy Co.	423	20,981
Duke Energy Corp.	401	7,687
Dynegy Inc. (b)	996	9,173
E.ON AG.	129	25,234
Edison International.	93	5,402
El Paso Electric Co.	309	7,524
Electric Power Development Co.	66	2,614
Energias de Portugal SA.	421	2,707
Electricite de France.	43	5,156
Enagas.	55	1,561

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
Endesa SA.	87	4,531
Enel SpA.	780	9,337
Energy East Corp.	375	10,455
Entergy Corp.	70	8,391
Exelon Corp.	241	19,950
FirstEnergy Corp.	96	6,691
Fortis Inc.	53	1,584
Fortum Oyj.	82	3,555
FPL Group Inc.	119	8,142
Gas Natural SDG SA.	23	1,414
Gaz de France SA.	36	2,044
Great Plains Energy Inc.	202	6,028
Hawaiian Electric Industries I.	550	12,760
Hokkaido Electric Power Co Inc.	80	1,720
Hokuriku Electric Power Co.	82	1,713
Hong Kong & China Gas Co.	1,448	3,877
HongKong Electric Holdings.	522	2,674
Iberdrola SA.	708	11,392
Idacorp Inc.	293	10,223
Integrys Energy Group Inc.	159	8,556
International Power PLC.	279	2,837
Kansai Electric Power Co Inc/T.	338	7,588
Kyushu Electric Power Co Inc.	180	4,376
MDU Resources Group Inc.	398	11,208
National Grid PLC.	502	8,368
Nicor Inc.	105	4,543
NiSource Inc.	642	13,129
Northeast Utilities.	364	11,222
Northumbrian Water Group PLC.	212	1,448
Northwest Natural Gas Co.	188	9,056
NorthWestern Corp.	277	7,640
NRG Energy Inc.	471	21,506
NSTAR.	255	8,966
Verbund.	27	1,784
OGE Energy Corp.	216	8,273
Osaka Gas Co Ltd.	845	3,274
Pennon Group PLC.	105	1,369
Pepco Holdings Inc.	489	13,932
PG&E Corp.	132	6,459
Piedmont Natural Gas Co.	477	12,178
Pinnacle West Capital Corp.	235	9,494
PNM Resources Inc.	467	11,680
PPL Corp.	123	6,359
Progress Energy Inc.	102	4,896
Public Power Corp SA.	43	1,743
Public Service Enterprise Grou.	90	8,604
Puget Energy Inc.	280	7,910
Red Electrica de Espana.	29	1,628
Reliant Energy Inc.	804	22,126
RWE AG.	101	13,551
SCANA Corp.	249	10,107
Scottish & Southern Energy PLC.	160	5,178
Sempra Energy.	89	5,474
Severn Trent PLC.	50	1,508
Shikoku Electric Power Co Inc.	96	2,405
Sierra Pacific Resources.	532	8,975
Snam Rete Gas SpA.	236	1,526
Southern Co.	241	8,835
Southwest Gas Corp.	283	8,422
Suez SA.	215	13,981
TECO Energy Inc.	493	8,297
Terna Rete Elettrica Nazionale.	382	1,495
Toho Gas Co Ltd.	283	1,459
Tohoku Electric Power Co Inc.	200	4,212
Tokyo Electric Power Co Inc/Th.	539	13,641
Tokyo Gas Co Ltd.	954	4,225
TransAlta Corp.	46	1,655
UGI Corp.	716	19,060
Union Fenosa SA.	24	1,596
Unisource Energy Corp.	234	7,422

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
United Utilities PLC.	164	2,488
Vectren Corp.	522	14,637
Veolia Environnement.	73	6,518
Westar Energy Inc.	662	17,622
WGL Holdings Inc.	339	11,499
Wisconsin Energy Corp.	276	13,215
Xcel Energy Inc.	966	21,783
		918,384

Total Common Stock (Cost $ 17,164,892)		18,900,599

CORPORATE BONDS (1.5%)
BASIC MATERIALS (0.03%)
E.I. Du Pont De Nemours, 4.88%, 4/30/2014	3,000	2,916
Weyerhaeuser Co., 6.95%, 8/1/2017	4,000	4,147
		7,063

COMMUNICATIONS (0.2%)
Comcast Corp., 6.50%, 11/15/2035	13,000	13,188
Sprint Capital Corp., 8.38%, 3/15/2012	7,000	7,645
Verizon Communications, 7.25%, 12/1/2010	15,000	16,003
		36,836

CONSUMER GOODS (0.2%)
Anheuser-Busch Cos Inc., 5.05%, 10/15/2016	4,000	3,882
Bottling Group Llc., 4.63%, 11/15/2012	2,000	1,969
Coca-Cola Enterprises., 8.50%, 2/1/2022	4,000	5,041
Conagra Foods Inc., 6.75%, 9/15/2011	4,000	4,200
Kimberly-Clark Corp., 5.00%, 8/15/2013	7,000	6,929
Kohls Corporation., 6.00%, 1/15/2033	8,000	7,232
Macys Retail Hldgs Inc., 5.75%, 7/15/2014	4,000	3,870
Procter & Gamble Co., 4.95%, 8/15/2014	5,000	4,959
Target Corp., 5.88%, 3/1/2012	4,000	4,120
Wal-Mart Stores., 4.55%, 5/1/2013	8,000	7,812
		50,015

ENERGY (0.02%)
Kinder Morgan Energy Partners, 7.75%, 3/15/2032	4,000	4,464
		4,464

FINANCIAL (0.6%)
Allstate Corp., 7.20%, 12/1/2009	4,000	4,178
American General Finance., 5.38%, 10/1/2012	13,000	12,867
Citigroup Inc., 6.63%, 1/15/2028	14,000	14,671
Conocophillips Canada., 5.63%, 10/15/2016	14,000	14,250
Countrywide Finl Corp., 6.25%, 5/15/2016	16,000	12,735
Credit Suisse USA Inc., 6.13%, 11/15/2011	13,000	13,442
Wachovia Bank NA., 7.80%, 8/18/2010	7,000	7,502
John Hancock Glob Fdg Ii., 7.90%, 7/2/2010	5,000	5,362
JPMC Capital XVIII., 6.95%, 8/17/2036	15,000	14,799
Lehman Brothers Holdings., 6.63%, 1/18/2012	4,000	4,127
Morgan Stanley., 6.75%, 4/15/2011	9,000	9,405
National Rural Utilities., 7.25%, 3/1/2012	7,000	7,503
Prudential Financial Inc., 5.10%, 9/20/2014	4,000	3,863
US Bank NA., 6.38%, 8/1/2011	4,000	4,168
Wells Fargo & Co., 4.63%, 8/9/2010	8,000	7,923
		136,797

HEALTH CARE (0.02%)
Wyeth., 5.50%, 2/1/2014	5,000	5,014
		5,014

INDUSTRIAL (0.3%)
Boeing Co., 6.13%, 2/15/2033	4,000	4,133
Burlington North Santa Fe, 7.00%, 12/15/2025	4,000	4,322
General Electric Company., 5.00%, 2/1/2013	20,000	19,841
Norfolk Southern Corp., 6.20%, 4/15/2009	42,000	42,612
Union Pacific Corp., 4.88%, 1/15/2015	9,000	8,598
		79,506

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
TECHNOLOGY (0.02%)
IBM Corp., 8.38%, 11/1/2019	4,000	4,928
		4,928

UTILITIES (0.1%)
Duke Energy Carolinas., 6.25%, 1/15/2012	4,000	4,156
Exelon Corporation., 4.90%, 6/15/2015	4,000	3,753
Florida Power & Light., 5.95%, 10/1/2033	20,000	19,978
Southern Power Co., 4.88%, 7/15/2015	4,000	3,804
		31,690

Total Corporate Bonds (Cost $ 361,412)		356,313

U.S. Government Agency Pass-Through Securities (1.6%)
FREDDIE MAC (0.4%)
4.00%, 6/1/2018, Pool #E01401	8,010	7,598
4.50%, 1/1/2019, Pool #B11878	12,426	12,050
5.50%, 11/1/2035, Pool #A47728	15,058	14,841
6.00%, 7/1/2034, Pool #A24370	7,938	8,007
5.00%, 8/1/2033, Pool #A12886	6,991	6,728
5.50%, 8/1/2033, Pool #A11851	9,639	9,517
5.50%, 10/1/2034, Pool #A27526	8,631	8,520
5.50%, 10/1/2035, Pool #A39170	15,459	15,236
6.50%, 12/1/2033, Pool #A16523	9,563	9,840
		92,336

FANNIE MAE (1.1%)
4.50%, 1/1/2019, Pool #735057	4,803	4,659
4.50%, 9/1/2020, Pool #839289	5,000	4,838
5.00%, 1/1/2019, Pool #255077	8,590	8,486
5.00%, 5/1/2018, Pool #703444	6,292	6,195
5.00%, 6/1/2020, Pool #839333	11,870	11,686
5.00%, 7/1/2034, Pool #255268	4,225	4,065
5.00%, 8/1/2033, Pool #713679	56,062	53,809
5.00%, 12/1/2019, Pool #745369	3,002	2,965
5.50%, 3/1/2020, Pool #735405	5,689	5,699
5.50%, 8/1/2017, Pool #826283	2,754	2,771
5.50%, 12/1/2020, Pool #850811	33,503	33,561
6.00%, 4/1/2035, Pool #735503	4,285	4,332
6.00%, 6/1/2017, Pool #555004	4,496	4,581
6.00%, 9/1/2033, Pool #736937	4,073	4,103
6.00%, 10/1/2032, Pool #667994	11,058	11,190
5.50%, 4/1/2034, Pool #725424	22,663	22,333
5.50%, 9/1/2033, Pool #254869	37,383	36,943
5.00%, 5/1/2034, Pool #768230	7,325	7,031
7.00%, 4/1/2034, Pool #780703	6,300	6,563
5.00%, 12/1/2026, Pool #256570	16,872	16,367
4.41%, 10/1/2035, Pool #836206	12,736	12,611
		264,789

GNMA (0.1%)
6.00%, 9/20/2034, Pool #G23611	4,173	4,220
5.50%, 4/15/2033, Pool #603566	3,759	3,740
5.50%, 4/15/2034, Pool #626116	2,512	2,499
6.00%, 2/15/2032, Pool #569704	18,548	18,825
		29,284

Total U.S. Government Agency Pass-Through Securities (Cost $ 385,487)		386,409

U.S. Government Agency Securities (0.3%)
FANNIE MAE (0.1%)
4.50%, 10/15/2008	10,000	10,031
6.63%, 9/15/2009	10,000	10,406
		20,437

FREDDIE MAC (0.2%)
4.75%, 1/19/2016	20,000	19,874
4.63%, 12/19/2008	10,000	10,018
4.75%, 1/18/2011	10,000	10,095
Grand Total		39,987

NestEgg Dow Jones Target Date Funds
NestEgg Dow Jones 2040 Target Date Fund
Schedule of Portfolio Investments

	Shares or
Security Description	Principal Amount	Value ($)
FEDERAL HOME LOAN BANK (0.04%)
4.63%, 11/21/2008	10,000	10,016
		10,016

Total U.S. Government Agency Securities (Cost $ 69,738)		70,439

U.S. Treasury Obligations (1.1%)
U.S. TREASURY BONDS (0.2%)
5.25%, 11/15/2028	28,000	29,702
6.00%, 2/15/2026	25,000	28,625
		58,327

U.S. TREASURY NOTES (0.9%)
5.63%, 5/15/2008	1,000	1,008
4.00%, 4/15/2010	34,000	34,053
4.00%, 6/15/2009	111,000	111,078
4.25%, 8/15/2015	40,000	39,700
4.88%, 2/15/2012	16,000	16,503
		202,341

Total U.S. Treasury Obligations (Cost $ 256,932)		260,668

Foreign Government Agency Securities (1.4%)
BELGIUM (0.1%)
Belgian Government Bond, 5.50%, 9/28/2017	9,000	14,196
		14,196

SPAIN (0.1%)
Bonos Y Obligación Del Estado 5.50%, 7/30/2017	11,000	17,349
		17,349

GERMANY (0.2%)
Bundesobligation, 4.00%, 4/13/2012	33,000	47,507
		47,507

ITALY (0.2%)
Buoni Poliennali Del Tesoro, 5.25%, 8/01/2017	28,000	43,016
		43,016

FRANCE (0.1%)
France O.A.T 3.75%, 4/25/2017	27,000	37,367
		37,367

JAPAN (0.5%)
Japan Government Bond, 1.50%, 6/20/2012	15,900,000	140,506
		140,506

NETHERLANDS (0.1%)
Netherlands Government Bond, 4.00%, 7/15/2016	11,000	15,591
		15,591

UNITED KINGDOM (0.1%)
United Kingdom Treasury Bond, 4.00%, 9/07/2016	13,000	25,255
		25,255

Total Foreign Government Agency Securities (Cost $ 322,773)		340,786

Investment Companies (15.2%)
American Beacon Money Market Fund	954,687	954,687
BLDRS Emerging Markets 50 ADR Equity Fund	8,304	497,991
Dreyfus Cash Mgmt Plus	182,254	182,254
IShares MSCI Emerging Markets Equity Fund	9,391	1,568,391
Vanguard Emerging Markets Equity Fund	4,029	470,668
		3,673,990

Total Investment Companies (Cost $ 3,107,265)		3,673,990

Total Investments (Cost $ 21,668,499) (a) – 99.2%		23,989,205

Other assets in excess of liabilities – 0.8%		198,791

NET ASSETS – 100.00%		$24,187,996

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities
(b)	Non-income producing security.
†	Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics in Item 2 is attached hereto as an Exhibit.

(a)(2) Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Independence Funds Trust

By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President

Date	1/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President

Date	1/08/2008

By (Signature and Title)	/s/ Susan L. Silva
Susan L. Silva, Treasurer

Date	1/08/2008